UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09195

SA FUNDS – INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California			95128
(Address of principal executive offices)			(Zip code)

Hong Ho Loring Ward Advisor Services 3055 Olin Avenue, Suite 2000 San Jose, California 95128
(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Avenue, NW, 2nd Floor

Washington, D.C. 20036

Thomas Reyes, Esq.

State Street Bank and Trust Company

225 Franklin Street, 2nd Floor

Boston, Massachusetts 02110

Registrant’s telephone number, including area code:		(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2005

Item 1. Reports to Shareholders.

Semi-Annual Report

STRUCTURED ASSETS FOR AN UNSTRUCTURED WORLD  December 31, 2005

SA Fixed Income Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited)

	COUPON RATE%	MATURITY DATE	PAR VALUE	MARKET VALUE†	% OF TOTAL NET ASSETS
BONDS AND NOTES — 96.8%
Austria — 4.5%
ASFINAG	3.250	10/19/09	$4,000,000	$4,766,784	1.1%
Osterreichische Kontrollbank AG	1.800	03/22/10	1,020,000,000	9,060,685	2.0%
Republic of Austria	3.000	08/21/09	8,000,000	6,334,014	1.4%
		Total Austria		20,161,483
Belgium — 2.7%
Belgium Kingdom	3.000	03/28/10	10,000,000	11,812,252	2.7%
Canada — 10.2%
Canada Housing Trust	4.650	09/15/09	14,000,000	12,264,934	2.8%
Government of Canada	4.250	09/01/09	9,100,000	7,898,530	1.8%
Province of Britsh Columbia	6.375	08/23/10	13,850,000	13,038,802	2.9%
Province of Ontario	6.200	11/19/09	13,000,000	12,010,241	2.7%
		Total Canada		45,212,507
Denmark — 2.7%
Kingdom of Denmark	4.000	08/15/08	73,000,000	11,902,238	2.7%
Finland — 1.8%
Republic of Finland	4.750	03/06/07	8,197,000	8,188,098	1.8%
France — 9.4%
Caisse d'Amortissement de la Dette Sociale	3.125	07/12/10	9,300,000	11,033,797	2.5%
Dexia Credit Local	5.500	01/21/09	4,600,000	4,723,248	1.0%
ERAP	3.750	04/25/10	3,600,000	4,378,868	1.0%
Republic of France	2.500	07/12/10	9,700,000	11,224,233	2.5%
Total Capital SA	3.500	01/05/09	7,200,000	6,969,031	1.6%
UNEDIC	3.000	02/02/10	3,000,000	3,545,494	0.8%
		Total France		41,874,671
Germany — 12.8%
Bayerische Landesbank	5.750	06/02/10	9,800,000	12,842,849	2.9%
Bundesobligation	2.500	10/08/10	8,200,000	9,471,077	2.1%
KfW Bankengruppe	1.850	09/20/10	850,000,000	7,575,896	1.7%
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.500	01/26/09	4,130,000	3,570,191	0.8%
Landwirtschaftliche Rentenbank	4.250	09/01/09	13,100,000	11,315,605	2.6%
Westdeutsche Landesbank	6.050	01/15/09	7,500,000	7,732,012	1.7%
Other Securities			442,900,000	4,265,244	1.0%
		Total Germany		56,772,874
Japan — 4.3%
Toyota Credit Canada Inc.	4.250	06/17/09	4,900,000	4,201,808	0.9%
Toyota Motor Credit Corp.	0.550	06/30/10	1,200,000,000	10,057,717	2.3%
Other Securities			4,800,000	4,888,762	1.1%
		Total Japan		19,148,287
Netherlands — 8.4%
Bank Nederlandse Gemeenten NV	5.625	10/25/10	3,800,000	5,001,804	1.1%
Bank Nederlandse Gemeenten NV	3.000	04/15/10	6,800,000	8,025,608	1.8%
Netherlands Government	5.500	07/15/10	10,600,000	13,835,951	3.1%
Rabobank Nederland - Cooperative Centrale Raiffeisen-Boerenleenbank B.A.	4.250	01/05/09	12,200,000	10,461,949	2.4%
		Total Netherlands		37,325,312
Norway — 2.8%
Eksportfinans ASA	1.800	06/21/10	395,000,000	3,508,155	0.8%
Eksportfinans ASA	4.375	07/15/09	8,830,000	8,722,362	2.0%
		Total Norway		12,230,517

SA Fixed Income Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	COUPON RATE%	MATURITY DATE	PAR VALUE	MARKET VALUE†	% OF TOTAL NET ASSETS
Spain — 1.8%
Instituto de Credito Oficial	3.875	07/15/09	$8,100,000	$7,900,521	1.8%
Supranational — 7.8%
Asian Development Bank	5.9475	05/20/09	8,500,000	8,822,873	2.0%
European Investment Bank	4.000	04/15/09	25,000,000	3,236,085	0.8%
European Investment Bank	5.625	10/15/10	7,500,000	9,846,297	2.2%
Interamerican Development Bank	5.625	06/29/09	6,700,000	6,058,876	1.3%
Interamerican Development Bank	1.900	07/08/09	740,000,000	6,572,365	1.5%
		Total Supranational		34,536,496
Sweden — 5.1%
City of Stockholm	3.375	03/08/10	64,300,000	8,152,564	1.8%
Government of Sweden	4.000	12/01/09	73,000,000	9,515,647	2.1%
Kommuninvest I Sverige	4.100	05/11/09	40,000,000	5,190,923	1.2%
		Total Sweden		22,859,134
United Kingdom — 5.0%
BP Canada Finance Co.	3.625	01/15/09	4,525,000	4,390,137	1.0%
Glaxosmithkline Capital Kabuskiki Kaisha	3.250	06/03/09	7,300,000	8,682,497	2.0%
Network Rail MTN Finance Plc	3.625	03/30/09	7,600,000	9,014,220	2.0%
		Total United Kingdom		22,086,854
United States — 17.5%
Federal Farm Credit Bank	3.625	10/24/08	5,000,000	4,861,325	1.1%
Federal Home Loan Bank	2.750	11/15/06	8,000,000	7,867,416	1.8%
Federal Home Loan Mortgage Corp.	5.750	09/15/10	10,000,000	13,171,288	2.9%
GE Capital Canada Funding Co.	3.650	06/07/10	10,000,000	8,409,623	1.9%
General Electric Capital Corp.	1.750	02/12/10	9,000,000	6,798,920	1.6%
Pfizer, Inc.	5.625	04/15/09	6,100,000	6,255,611	1.4%
Procter & Gamble Co.	6.875	09/15/09	6,400,000	6,845,222	1.5%
US Bank N.A.	3.400	03/02/09	6,800,000	6,514,672	1.5%
Wells Fargo & Co.	3.125	04/01/09	7,500,000	7,109,745	1.6%
Other Securities			42,200,000	9,750,543	2.2%
		Total United States		77,584,365
		TOTAL BONDS AND NOTES		429,595,609
			NUMBER OF SHARES
SHORT-TERM INVESTMENTS — 0.4%
United States — 0.4%
SSgA Government Money Market Fund			1,676,154	1,676,154	0.4%
		TOTAL SHORT-TERM INVESTMENTS
		Total Investments — 97.2% (Cost of $437,352,987)#		431,271,763
Other Assets and Liabilities — 2.8%				12,582,111
		Net Assets — 100.0%		$443,853,874

  †  See Note 1.

  #  At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $437,352,987. Net unrealized depreciation aggregated $6,081,224 of which $5,647,814 related to appreciated investment securities and $11,729,038 related to depreciated investment securities.

SA Fixed Income Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

Ten Largest Industry Holdings at December 31, 2005
(As a percentage of Net Assets):

Industry	Percentage
Financial Services	15.6%
Banks	10.8%
Foreign Government/Agency — Canada	10.3%
Foreign Government/Agency — Germany	10.3%
Supranational Organizations	7.9%
Government Agency	7.1%
Foreign Government/Agency — Sweden	5.2%
Foreign Government/Agency — Austria	4.6%
Foreign Government/Agency — France	4.4%
Foreign Government/Agency — Netherlands	4.3%

See Notes to Financial Statements.

Portfolio Sectors (% of portfolio
market value)

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS — 99.0%
Advertising — 0.2%
Other Securities	24,470	$868,013	0.2%
Aerospace/Defense — 1.7%
Boeing Co.	26,400	1,854,336	0.4%
United Technologies Corp.	32,600	1,822,666	0.4%
Other Securities	78,807	3,640,264	0.9%
		7,317,266
Agricultural Operations — 0.2%
Other Securities	13,317	721,069	0.2%
Airlines — 0.2%
Other Securities	41,850	750,080	0.2%
Appliances — 0.0%
Other Securities	3,100	168,740	0.0%
Auto & Related — 0.8%
Other Securities	137,342	3,361,089	0.8%
Banks/Savings & Loans — 5.3%
Bank of America Corp.	136,466	6,297,906	1.4%
U.S. Bancorp	58,515	1,749,013	0.4%
Wachovia Corp.	50,431	2,665,783	0.6%
Other Securities	345,063	12,554,919	2.9%
		23,267,621
Broadcasting — 0.8%
Other Securities	179,004	3,745,112	0.8%
Building & Construction — 0.8%
Other Securities	76,007	3,316,762	0.8%
Business Services — 1.3%
Other Securities	181,608	5,826,370	1.3%
Casinos and Gambling — 0.0%
Other Securities	500	12,355	0.0%
Chemicals — 1.3%
Other Securities	148,315	5,654,032	1.3%
Commercial Services — 0.4%
Other Securities	42,447	1,565,742	0.4%
Communication Services — 0.0%
Other Securities	3,700	84,895	0.0%
Communications Equipment — 0.1%
Other Securities	32,479	578,216	0.1%
Computer Equipment — 1.7%
Intel Corp.	205,000	5,116,800	1.2%
Other Securities	140,857	2,279,368	0.5%
		7,396,168

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Computer Services — 1.4%
Cisco Systems, Inc.*	204,500	$3,501,040	0.8%
Other Securities	210,402	2,885,793	0.6%
		6,386,833
Computer Software — 3.7%
Microsoft Corp.	342,800	8,964,220	2.0%
Oracle Corp.*	164,660	2,010,499	0.5%
Other Securities	239,967	5,283,839	1.2%
		16,258,558
Computers — 2.5%
Apple Computer, Inc.*	28,200	2,027,298	0.5%
Dell, Inc.*	77,500	2,324,225	0.5%
Hewlett-Packard Co.	97,401	2,788,591	0.6%
International Business Machines Corp.	48,400	3,978,480	0.9%
Other Securities	11,100	27,861	0.0%
		11,146,455
Construction Materials — 0.0%
Other Securities	731	75,206	0.0%
Consumer Products — 2.2%
Procter & Gamble Co.	109,905	6,361,301	1.5%
Other Securities	89,500	3,159,241	0.7%
		9,520,542
Containers & Glass — 0.1%
Other Securities	10,900	229,777	0.1%
Containers - Paper/Plastic — 0.1%
Other Securities	18,200	371,304	0.1%
Distribution/Wholesale — 0.2%
Other Securities	22,600	1,024,333	0.2%
Diversified Operations — 1.8%
3M Co.	24,300	1,883,250	0.4%
Other Securities	176,844	6,247,469	1.4%
		8,130,719
Education — 0.2%
Other Securities	18,550	707,961	0.2%
Electric Utilities — 0.1%
Other Securities	10,600	279,336	0.1%
Electrical Equipment — 3.1%
General Electric Co.	359,200	12,589,960	2.9%
Other Securities	44,150	971,636	0.2%
		13,561,596
Electronics — 2.5%
Other Securities	495,173	11,092,267	2.5%
Energy — 1.5%
ChevronTexaco Corp.	76,347	4,334,219	1.0%
Other Securities	56,800	2,475,840	0.5%
		6,810,059

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Enviromental Services — 0.0%
Other Securities	2,650	$73,297	0.0%
Facility Services — 0.0%
Other Securities	800	15,640	0.0%
Financial Services — 8.7%
American Express Co.	42,100	2,166,466	0.5%
Citigroup, Inc.	171,965	8,345,461	1.9%
J.P. Morgan Chase & Co.	119,008	4,723,428	1.1%
Merrill Lynch & Co., Inc.	29,600	2,004,808	0.5%
Morgan Stanley Dean Witter & Co.	34,800	1,974,552	0.5%
Wells Fargo & Co.	54,040	3,395,333	0.8%
Other Securities	390,385	15,886,498	3.4%
		38,496,546
Food & Beverages — 3.3%
Coca-Cola Co.	80,900	3,261,079	0.8%
PepsiCo, Inc.	53,390	3,154,281	0.7%
Other Securities	257,366	8,064,413	1.8%
		14,479,773
Forest & Paper Products — 0.5%
Other Securities	46,224	2,008,911	0.5%
Funeral Services — 0.0%
Other Securities	12,200	91,486	0.0%
Health Care - Biotechnology — 2.5%
Amgen, Inc.*	37,122	2,927,441	0.7%
Genentech, Inc.*	29,400	2,719,500	0.6%
Medtronic, Inc.	38,300	2,204,931	0.5%
Other Securities	77,943	3,060,102	0.7%
		10,911,974
Health Care - Drugs — 3.7%
Abbott Laboratories	49,600	1,955,728	0.4%
Eli Lilly & Co.	36,300	2,054,217	0.5%
Pfizer, Inc.	235,875	5,500,605	1.3%
Wyeth	42,900	1,976,403	0.4%
Other Securities	172,613	4,762,153	1.1%
		16,249,106
Health Care - Products — 3.4%
Johnson & Johnson	95,112	5,716,231	1.3%
Merck & Co., Inc.	66,100	2,102,641	0.5%
Other Securities	202,366	7,384,433	1.6%
		15,203,305
Health Care - Services — 2.8%
UnitedHealth Group, Inc.	42,764	2,657,355	0.6%
Other Securities	213,667	9,687,793	2.2%
		12,345,148
Hotels & Restaurants — 0.0%
Other Securities	4,100	200,740	0.0%

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Household Appliances & Home Furnishings — 0.0%
Other Securities	2,400	$30,258	0.0%
Household Products — 0.1%
Other Securities	7,900	407,604	0.1%
Instruments - Scientific — 0.2%
Other Securities	16,364	727,110	0.2%
Insurance — 4.6%
American International Group, Inc.	88,245	6,020,956	1.4%
Other Securities	283,664	14,357,852	3.2%
		20,378,808
Internet Services — 0.9%
Yahoo!, Inc.*	45,110	1,767,410	0.4%
Other Securities	161,015	2,310,640	0.5%
		4,078,050
Leisure — 0.7%
Other Securities	86,569	3,174,843	0.7%
Machinery — 0.7%
Other Securities	61,505	3,240,158	0.7%
Manufacturing — 0.4%
Other Securities	44,575	1,596,095	0.4%
Metals & Mining — 0.7%
Other Securities	79,673	3,013,482	0.7%
Multimedia — 2.3%
Time Warner, Inc.	147,400	2,570,656	0.6%
Other Securities	369,502	7,672,115	1.7%
		10,242,771
Office Equipment — 0.2%
Other Securities	45,700	965,053	0.2%
Office Furnishings & Supplies — 0.1%
Other Securities	10,269	343,936	0.1%
Oil & Gas — 6.9%
ConocoPhillips	47,300	2,751,914	0.6%
Exxon Mobil Corp.	201,764	11,333,084	2.6%
Other Securities	364,275	16,313,756	3.7%
		30,398,754
Other — 4.0%
DFA U.S. MicroCap Portfolio	1,203,833	17,780,608	4.0%
Paper & Related Products — 0.1%
Other Securities	14,133	449,670	0.1%
Personal Care — 0.0%
Other Securities	12,700	69,940	0.0%

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Photo Equipment & Supplies — 0.0%
Other Securities	9,300	$201,983	0.0%
Printing — 0.1%
Other Securities	7,300	247,219	0.1%
Publishing — 0.1%
Other Securities	29,400	625,573	0.1%
Real Estate — 0.1%
Other Securities	6,700	364,407	0.1%
Restaurants — 0.8%
Other Securities	102,600	3,447,820	0.8%
Retail - Food — 0.3%
Other Securities	57,000	1,406,519	0.3%
Retail - General — 2.5%
Wal-Mart Stores, Inc.	133,200	6,233,760	1.4%
Other Securities	119,620	4,665,343	1.1%
		10,899,103
Retail - Specialty — 3.8%
Home Depot, Inc.	72,750	2,944,920	0.7%
eBay, Inc.*	47,400	2,050,050	0.5%
Other Securities	349,849	11,699,008	2.6%
		16,693,978
Steel — 0.2%
Other Securities	22,700	875,498	0.2%
Telecommunications — 4.1%
AT&T, Inc.*	125,196	3,066,050	0.7%
BellSouth Corp.	62,300	1,688,330	0.4%
Motorola, Inc.	79,000	1,784,610	0.4%
QUALCOMM, Inc.	52,200	2,248,776	0.5%
Sprint Corp.	90,016	2,102,774	0.5%
Verizon Communications	83,000	2,499,960	0.6%
Other Securities	424,509	4,863,147	1.0%
		18,253,647
Textile & Apparel — 0.4%
Other Securities	42,743	1,674,973	0.4%
Tires & Rubber — 0.0%
Other Securities	6,800	115,094	0.0%
Tobacco — 1.3%
Altria Group, Inc.	66,400	4,961,408	1.1%
Other Securities	10,000	620,456	0.2%
		5,581,864
Tools - Hand Held — 0.0%
Other Securities	4,400	192,434	0.0%
Transportation — 1.2%
Other Securities	95,988	5,320,696	1.2%

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Utilities — 2.9%
Other Securities	384,215	$12,608,984	2.9%
Waste Management — 0.2%
Other Securities	34,150	853,420	0.2%
TOTAL COMMON STOCKS		436,564,754
SHORT-TERM INVESTMENTS — 1.4%
Other — 1.4%
SSgA Government Money Market Fund	6,232,254	6,232,254	1.4%
TOTAL SHORT-TERM INVESTMENTS		6,232,254
Total Investments — 100.4% (Cost of $380,495,425)#		442,797,008
Other Assets and Liabilities — (0.4)%		(1,926,259)
Net Assets — 100.0%		$440,870,749

  †  See Note 1.

  *  Non-income producing security

  #  At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $380,495,425. Net unrealized appreciation aggregated $62,301,583, of which $84,034,594 related to appreciated investment securities and $21,733,011 related to depreciated investment securities.

See Notes to Financial Statements.

Portfolio Sectors (% of portfolio
market value)

SA U.S. HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS — 98.5%
Aerospace/Defense — 2.7%
Northrop Grumman Corp.	76,033	$4,570,344	1.8%
Raytheon Co.	59,300	2,380,895	0.9%
Other Securities	258	14,087	0.0%
		6,965,326
Agricultural Operations — 0.1%
Other Securities	12,300	293,847	0.1%
Airlines — 0.5%
Other Securities	80,500	1,322,615	0.5%
Auto & Related — 2.0%
Ford Motor Co.	291,400	2,249,608	0.9%
General Motors Corp.	100,700	1,955,594	0.8%
Other Securities	56,691	754,045	0.3%
		4,959,247
Banks/Savings & Loans — 2.4%
North Fork Bancorporation, Inc.	98,900	2,705,904	1.1%
Other Securities	135,999	3,448,216	1.3%
		6,154,120
Broadcasting — 4.4%
Clear Channel Communications, Inc.	97,472	3,065,494	1.2%
Comcast Corp., Class A*	56,300	1,446,347	0.6%
Comcast Corp., Class A Special*	183,690	4,768,592	1.9%
Other Securities	94,910	1,765,750	0.7%
		11,046,183
Building & Construction — 0.8%
Other Securities	46,100	2,003,658	0.8%
Business Services — 0.9%
Electronic Data Systems Corp.	90,400	2,173,216	0.9%
Other Securities	2,895	81,118	0.0%
		2,254,334
Chemicals — 0.5%
Other Securities	34,700	1,377,108	0.5%
Commercial Services — 0.1%
Other Securities	20,184	286,410	0.1%
Communications Equipment — 0.1%
Other Securities	29,000	311,170	0.1%
Computer Equipment — 0.3%
Other Securities	35,400	692,697	0.3%
Computer Services — 1.0%
Computer Sciences Corp.*	32,500	1,645,800	0.6%
Other Securities	174,300	998,347	0.4%
		2,644,147
Computer Software — 0.1%
Other Securities	58,600	210,960	0.1%
Computers — 1.2%
Hewlett-Packard Co.	102,700	2,940,301	1.2%

SA U.S. HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Containers & Glass — 0.1%
Other Securities	13,000	$273,520	0.1%
Diversified Operations — 0.7%
Cendant Corp.	88,170	1,520,933	0.6%
Other Securities	5,800	136,648	0.1%
		1,657,581
Electronics — 2.8%
Other Securities	649,523	7,112,482	2.8%
Financial Services — 8.5%
Countrywide Financial Corp.	90,400	3,090,776	1.2%
J.P. Morgan Chase & Co.	101,200	4,016,628	1.6%
MBIA, Inc.	28,700	1,726,592	0.7%
Prudential Financial, Inc.	73,000	5,342,870	2.1%
The Bear Stearns Cos., Inc.	18,060	2,086,472	0.8%
Other Securities	148,000	5,384,062	2.1%
		21,647,400
Food & Beverages — 2.8%
Archer-Daniels-Midland Co.	97,196	2,396,853	0.9%
Coca-Cola Enterprises, Inc.	86,700	1,662,039	0.7%
Other Securities	133,507	3,037,780	1.2%
		7,096,672
Forest & Paper Products — 2.0%
Weyerhaeuser Co.	52,100	3,456,314	1.4%
Other Securities	73,243	1,601,613	0.6%
		5,057,927
Funeral Services — 0.1%
Other Securities	40,300	329,654	0.1%
Health Care - Drugs — 1.0%
Other Securities	113,700	2,649,839	1.0%
Health Care - Products — 1.0%
Other Securities	48,200	2,526,421	1.0%
Health Care - Services — 1.2%
Medco Health Solutions, Inc.*	29,500	1,646,100	0.7%
Other Securities	102,000	1,315,019	0.5%
		2,961,119
Insurance — 20.9%
Allstate Corp.	105,400	5,698,978	2.2%
CNA Financial Corp.*	54,800	1,793,604	0.7%
Chubb Corp.	28,500	2,783,025	1.1%
Cincinnati Financial Corp.	36,356	1,624,386	0.6%
Hartford Financial Services Group, Inc.	46,300	3,976,707	1.6%
Lincoln National Corp.	33,500	1,776,505	0.7%
Loews Corp.	39,300	3,727,605	1.5%
MetLife, Inc.	160,300	7,854,700	3.1%
Principal Financial Group, Inc.	52,500	2,490,075	1.0%
St. Paul Cos., Inc.	147,400	6,584,358	2.6%
Other Securities	343,381	14,881,582	5.8%
		53,191,525

SA U.S. HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Internet Services — 1.4%
IAC/InterActiveCorp*	52,149	$1,476,338	0.6%
Other Securities	184,049	1,994,725	0.8%
		3,471,063
Leisure — 0.8%
Other Securities	54,463	2,139,739	0.8%
Machinery — 0.2%
Other Securities	23,700	614,629	0.2%
Metals & Mining — 0.4%
Other Securities	7,200	1,035,864	0.4%
Multimedia — 10.9%
Liberty Media Corp., Class A	459,500	3,616,265	1.4%
Time Warner, Inc.	561,100	9,785,584	3.9%
Tribune Co.	55,800	1,688,508	0.7%
Viacom, Inc., Class A	17,400	570,024	0.2%
Viacom, Inc., Class B	259,400	8,456,440	3.3%
Walt Disney Co.	71,300	1,709,061	0.7%
Other Securities	76,208	1,889,532	0.7%
		27,715,414
Office Equipment — 0.1%
Other Securities	23,300	242,553	0.1%
Office Furnishings & Supplies — 0.2%
Other Securities	22,000	499,787	0.2%
Oil & Gas — 8.4%
Amerada Hess Corp.	14,718	1,866,537	0.7%
Anadarko Petroleum Corp.	41,026	3,887,213	1.5%
ConocoPhillips	37,600	2,187,568	0.9%
Kerr-McGee Corp.	30,167	2,740,974	1.1%
Marathon Oil Corp.	58,360	3,558,209	1.4%
Valero Energy Corp.	41,400	2,136,240	0.8%
Other Securities	97,782	5,040,242	2.0%
		21,416,983
Paper & Related Products — 1.0%
Other Securities	81,713	2,488,736	1.0%
Publishing — 0.0%
Other Securities	2,600	23,296	0.0%
Retail - Food — 0.7%
Other Securities	77,700	1,789,116	0.7%
Retail - General — 2.5%
Federated Department Stores, Inc.	39,833	2,642,123	1.1%
J.C. Penney Co., Inc.	35,700	1,984,920	0.8%
Other Securities	24,745	1,670,489	0.6%
		6,297,532
Retail - Specialty — 1.1%
Other Securities	146,826	2,858,784	1.1%
Steel — 0.1%
Other Securities	9,300	259,356	0.1%

SA U.S. HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Telecommunications — 6.2%
AT&T, Inc.*	339,882	$8,323,710	3.3%
Sprint Corp.	93,800	2,191,168	0.9%
Verizon Communications, Inc.	69,800	2,102,376	0.8%
Other Securities	237,922	3,068,761	1.2%
		15,686,015
Tires & Rubber — 0.1%
Other Securities	14,700	250,748	0.1%
Tobacco — 0.5%
Other Securities	12,900	1,229,757	0.5%
Transportation — 5.4%
Burlington Northern Santa Fe Corp.	22,800	1,614,696	0.6%
CSX Corp.	46,500	2,360,805	0.9%
Norfolk Southern Corp.	76,400	3,425,012	1.4%
Union Pacific Corp.	47,700	3,840,327	1.5%
Other Securities	71,100	2,341,681	1.0%
		13,582,521
Utilities — 0.1%
Other Securities	4,500	126,180	0.1%
Waste Management — 0.2%
Other Securities	61,700	539,258	0.2%
TOTAL COMMON STOCKS		250,233,594
SHORT-TERM INVESTMENTS — 2.0%
Other — 2.0%
SSgA Government Money Market Fund	5,000,002	5,000,002	2.0%
TOTAL SHORT-TERM INVESTMENTS		5,000,002
Total Investments — 100.5% (Cost of $213,148,227)#		255,233,596
Other Assets and Liabilities — (0.5)%		(1,322,995)
Net Assets — 100.0%		$253,910,601

  †  See Note 1.

  *  Non-income producing security

  #  At December 31, 2005, the aggregate cost of investment securities for income tax purposes was 213,148,227. Net unrealized appreciation aggregated $42,085,369 of which $56,063,128 related to appreciated investment securities and $13,977,759 related to depreciated investment securities.

See Notes to Financial Statements.

Portfolio Sectors (% of portfolio
market value)

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS — 98.7%
Advertising — 0.1%
Other Securities	14,100	$207,029	0.1%
Aerospace/Defense — 1.5%
Teledyne Technologies, Inc.*	16,900	491,790	0.2%
Other Securities	114,500	2,785,307	1.3%
		3,277,097
Agricultural Operations — 0.1%
Other Securities	13,400	245,125	0.1%
Airlines — 0.7%
Other Securities	135,100	1,456,104	0.7%
Appliances — 0.0%
Other Securities	5,000	94,100	0.0%
Auto & Related — 1.6%
United Auto Group, Inc.	8,400	320,880	0.2%
United Rentals, Inc.*	14,000	327,460	0.2%
Other Securities	180,737	2,814,502	1.2%
		3,462,842
Banks/Savings & Loans — 6.9%
Pacific Capital Bancorp	8,766	311,894	0.1%
Other Securities	612,437	14,718,609	6.8%
		15,030,503
Broadcasting — 0.6%
Other Securities	211,167	1,341,472	0.6%
Building & Construction — 2.2%
Texas Industries, Inc.	6,600	328,944	0.2%
The Shaw Group, Inc.*	15,000	436,350	0.2%
Other Securities	164,810	3,924,438	1.8%
		4,689,732
Business Services — 3.6%
BearingPoint, Inc.*	39,800	312,828	0.2%
Foundry Networks, Inc.*	26,300	363,203	0.2%
Gartner, Inc., Class A*	24,900	321,210	0.2%
Labor Ready, Inc.*	21,300	443,466	0.2%
Tetra Tech, Inc.*	23,400	366,678	0.2%
Other Securities	322,314	5,953,796	2.6%
		7,761,181
Chemicals — 2.2%
Chemtura Corp.	35,284	448,107	0.2%
UAP Holding Corp.	21,600	441,072	0.2%
Other Securities	201,767	3,965,683	1.8%
		4,854,862
Commercial Services — 1.5%
Other Securities	183,550	3,286,069	1.5%
Communication Services — 0.1%
Other Securities	32,200	167,600	0.1%

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Communications Equipment — 1.2%
Other Securities	379,882	$2,615,040	1.2%
Computer Equipment — 2.3%
Other Securities	423,808	4,973,575	2.3%
Computer Services — 2.2%
Maxtor Corp.*	48,100	333,814	0.2%
NETGEAR, Inc.*	16,800	323,400	0.2%
Other Securities	289,272	4,069,508	1.8%
		4,726,722
Computer Software — 4.0%
Midway Games, Inc.*	16,500	313,005	0.1%
Nuance Communications, Inc.*	77,170	588,807	0.3%
Other Securities	715,390	7,764,403	3.6%
		8,666,215
Computers — 0.2%
Other Securities	76,600	329,699	0.2%
Construction Materials — 0.2%
Other Securities	11,400	460,783	0.2%
Consumer Products — 0.9%
Other Securities	86,500	1,900,160	0.9%
Containers & Glass — 0.1%
Other Securities	6,602	238,464	0.1%
Containers - Paper/Plastic — 0.2%
Other Securities	58,520	502,946	0.2%
Cosmetics & Toiletries — 0.1%
Other Securities	5,710	118,222	0.1%
Distribution/Wholesale — 1.3%
Other Securities	101,721	2,863,411	1.3%
Diversified Operations — 2.6%
Covanta Holding Corp.*	21,850	329,061	0.2%
Trinity Industries, Inc.	8,600	379,002	0.2%
UNOVA, Inc.	9,800	331,240	0.2%
Walter Industries, Inc.	6,300	313,236	0.2%
Other Securities	158,911	4,252,399	1.8%
		5,604,938
Education — 0.5%
Other Securities	66,622	1,106,345	0.5%
Electric Utilities — 0.2%
Other Securities	113,400	522,340	0.2%
Electrical Equipment — 1.6%
Other Securities	250,147	3,422,179	1.6%

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Electronics — 5.7%
Integrated Device Technology, Inc.*	34,760	$458,137	0.2%
Multi-Fineline Electronix, Inc.*	6,500	313,105	0.1%
Silicon Laboratories, Inc.*	9,000	329,940	0.2%
Other Securities	1,122,325	11,177,762	5.2%
		12,278,944
Energy — 0.4%
Other Securities	76,963	855,405	0.4%
Enviromental Services — 0.4%
Other Securities	42,600	931,890	0.4%
Facility Services — 0.1%
Other Securities	9,400	183,770	0.1%
Financial Services — 2.6%
Other Securities	266,387	5,535,153	2.6%
Food & Beverages — 1.1%
Flowers Foods, Inc.	11,325	312,117	0.2%
Other Securities	90,229	2,056,841	0.9%
		2,368,958
Forest & Paper Products — 0.3%
Other Securities	43,200	738,078	0.3%
Funeral Services — 0.1%
Other Securities	29,400	217,611	0.1%
Health Care - Biotechnology — 2.5%
ICOS Corp.*	11,400	314,982	0.2%
Medarex, Inc.*	24,600	340,710	0.2%
Other Securities	618,628	4,800,657	2.1%
		5,456,349
Health Care - Drugs — 2.8%
Alkermes, Inc.*	18,000	344,160	0.2%
Neurocrine Biosciences, Inc.*	5,900	370,107	0.2%
Other Securities	535,041	5,455,499	2.4%
		6,169,766
Health Care - Products — 4.1%
Abgenix, Inc.*	18,000	387,180	0.2%
Other Securities	604,639	8,451,521	3.9%
		8,838,701
Health Care - Services — 2.9%
Other Securities	321,976	6,304,383	2.9%
Household Products — 0.4%
Other Securities	47,600	760,134	0.4%
Instruments - Scientific — 0.5%
Other Securities	78,568	1,060,566	0.5%
Insurance — 2.9%
Other Securities	267,665	6,267,213	2.9%

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Internet Services — 3.0%
F5 Networks, Inc.*	6,200	$354,578	0.2%
Other Securities	585,698	6,084,117	2.8%
		6,438,695
Leisure — 1.4%
Other Securities	201,824	3,040,028	1.4%
Machinery — 2.3%
JLG Industries, Inc.	9,200	420,072	0.2%
Other Securities	172,049	4,539,053	2.1%
		4,959,125
Manufacturing — 1.5%
CLARCOR, Inc.	10,300	306,013	0.2%
Lennox International, Inc.	11,100	313,020	0.2%
Other Securities	124,644	2,719,890	1.1%
		3,338,923
Metals & Mining — 1.6%
Cleveland-Cliffs, Inc.	3,600	318,852	0.1%
Commercial Metals Co.	8,200	307,828	0.1%
Titanium Metals Corp.*	5,200	328,952	0.1%
Other Securities	184,311	2,584,124	1.3%
		3,539,756
Multimedia — 0.4%
Other Securities	48,800	900,507	0.4%
Office Equipment — 0.2%
Other Securities	33,800	475,150	0.2%
Office Furnishings & Supplies — 0.2%
Other Securities	29,877	462,543	0.2%
Oil & Gas — 5.1%
Frontier Oil Corp.	9,200	345,276	0.2%
Holly Corp.	5,400	317,898	0.2%
RPC, Inc.	12,300	323,982	0.2%
St. Mary Land & Exploration Co.	16,200	596,322	0.3%
Other Securities	551,356	9,556,333	4.2%
		11,139,811
Paper & Related Products — 0.2%
Other Securities	9,100	359,482	0.2%
Personal Care — 0.3%
Other Securities	84,600	632,708	0.3%
Photo Equipment & Supplies — 0.1%
Other Securities	19,600	185,290	0.1%
Publishing — 0.4%
Other Securities	98,700	904,747	0.4%
Real Estate — 0.5%
Other Securities	53,500	976,905	0.5%

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Restaurants — 1.4%
Other Securities	140,729	$3,136,437	1.4%
Retail - Food — 0.4%
Other Securities	43,300	869,066	0.4%
Retail - General — 0.6%
Other Securities	75,561	1,282,796	0.6%
Retail - Specialty — 4.5%
Burlington Coat Factory Warehouse Corp.	8,300	333,743	0.2%
Coldwater Creek, Inc.*	10,968	334,853	0.2%
Payless ShoeSource, Inc.*	12,300	308,730	0.1%
Other Securities	459,794	8,683,511	4.0%
		9,660,837
Steel — 1.3%
Maverick Tube Corp.*	8,100	322,866	0.1%
Reliance Steel & Aluminum Co.	5,600	342,272	0.2%
Other Securities	89,050	2,153,010	1.0%
		2,818,148
Telecommunications — 2.4%
Centennial Communications Corp., Class A*	20,048	311,145	0.2%
Other Securities	560,249	4,789,170	2.2%
		5,100,315
Textile & Apparel — 1.5%
Charming Shoppes, Inc.*	23,700	312,840	0.1%
Other Securities	156,350	2,939,375	1.4%
		3,252,215
Tires & Rubber — 0.1%
Other Securities	13,500	206,820	0.1%
Tobacco — 0.0%
Other Securities	15,700	61,230	0.0%
Tools - Hand Held — 0.1%
Other Securities	6,400	280,128	0.1%
Transportation — 1.7%
EGL, Inc.*	9,900	371,943	0.2%
Knight Transportation, Inc.	16,200	335,826	0.2%
Landstar Systems, Inc.	7,800	325,572	0.2%
Other Securities	113,565	2,749,804	1.1%
		3,783,145
Utilities — 1.7%
Other Securities	163,872	3,721,357	1.7%
Waste Management — 0.3%
Other Securities	50,816	661,770	0.3%
TOTAL COMMON STOCKS		214,079,610

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
WARRANTS — 0.0%
Leisure — 0.0%
Other Securities	55	$283	0.0%
TOTAL WARRANTS		283
SHORT-TERM INVESTMENTS — 1.0%
Other — 1.0%
SSgA Government Money Market Fund	2,126,002	2,126,002	1.0%
TOTAL SHORT-TERM INVESTMENTS		2,126,002
Total Investments — 99.7% (Cost of $171,986,338)#		216,205,895
Other Assets and Liabilities — 0.3%		611,580
Net Assets — 100.0%		$216,817,475

  †  See Note 1.

  *  Non-income producing security

  #  At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $171,986,338. Net unrealized appreciation aggregated $44,219,557 of which $59,744,905 related to appreciated investment securities and $15,525,348 related to depreciated investment securities.

See Notes to Financial Statements.

Portfolio Sectors (% of portfolio
market value)

SA International HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS — 98.9%
Australia — 4.2%
Commonwealth Bank of Australia	90,982	$2,855,463	0.6%
National Australia Bank Ltd.	142,181	3,381,984	0.7%
Other Securities	3,263,503	14,793,471	2.9%
Total Australia		21,030,918
Austria — 0.3%
Other Securities	16,913	1,337,497	0.3%
Belgium — 1.3%
Other Securities	147,704	6,357,047	1.3%
Canada — 0.3%
Other Securities	52,100	1,596,663	0.3%
Cayman Island — 0.0%
Other Securities	30,222	7,328	0.0%
Denmark — 1.7%
Danske Bank	84,803	2,988,676	0.6%
TDC A/S	41,280	2,473,838	0.5%
Other Securities	79,255	2,947,525	0.6%
Total Denmark		8,410,039
Finland — 1.5%
Fortum Corp.	135,757	2,546,493	0.5%
Other Securities	276,534	5,033,849	1.0%
Total Finland		7,580,342
France — 10.4%
Assurances Generales de France	34,640	3,433,431	0.7%
Axa	246,545	7,958,791	1.6%
BNP Paribas SA	135,891	10,999,026	2.2%
Compagnie de Saint-Gobain	50,134	2,983,276	0.6%
Credit Agricole SA	73,976	2,331,099	0.5%
Renault SA	33,276	2,715,035	0.5%
Vivendi Universal SA	98,715	3,093,129	0.6%
Other Securities	412,019	18,936,591	3.7%
Total France		52,450,378
Germany — 8.5%
Bayerische Motoren Werke AG	90,501	3,970,696	0.8%
Commerzbank AG	104,017	3,205,064	0.7%
DaimlerChrysler AG	227,663	11,630,480	2.3%
Deutsche Bank AG	25,837	2,505,827	0.5%
Muenchener Rueckversicherungs-Gesellschaft AG	45,780	6,200,845	1.2%
Volkswagen AG	59,290	3,132,122	0.6%
Other Securities	432,882	11,901,090	2.4%
Total Germany		42,546,124
Greece — 0.4%
Other Securities	90,809	2,218,705	0.4%
Hong Kong — 2.6%
Cheung Kong (Holdings) Ltd.	284,000	2,917,451	0.6%
Hutchison Whampoa Ltd.	377,000	3,593,231	0.7%
Other Securities	3,707,331	6,447,420	1.3%
Total Hong Kong		12,958,102

SA International HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Ireland — 1.8%
CRH Plc	116,338	$3,422,143	0.7%
Irish Life & Permanent Plc	165,949	3,391,880	0.7%
Other Securities	130,235	2,118,894	0.4%
Total Ireland		8,932,917
Italy — 2.8%
UniCredito Italiano SpA	495,467	3,403,045	0.7%
Other Securities	1,810,605	10,757,289	2.1%
Total Italy		14,160,334
Japan — 18.7%
Fuji Photo Film	97,000	3,209,196	0.6%
Hitachi Ltd.	587,000	3,958,814	0.8%
Kyocera Corp.	32,300	2,356,464	0.5%
Matsushita Electric Industrial Co., Ltd.	381,000	7,353,029	1.5%
Millea Holdings, Inc.	206	3,547,506	0.7%
Mitsubishi Heavy Industries Ltd.	602,000	2,655,582	0.5%
Mitsui Sumitomo Insurance Co., Ltd.	241,000	2,950,144	0.6%
SONY CORP.	138,700	5,671,310	1.1%
Other Securities	6,680,257	62,565,867	12.4%
Total Japan		94,267,912
Luxembourg — 0.1%
Other Securities	28,066	697,031	0.1%
Netherlands — 5.6%
Aegon NV	375,825	6,119,464	1.2%
ING Groep NV	214,578	7,445,225	1.5%
Koninklijke (Royal) Philips Electronics NV	182,372	5,669,079	1.1%
Other Securities	421,731	8,816,646	1.8%
Total Netherlands		28,050,414
New Zealand — 0.0%
Other Securities	92,919	243,289	0.0%
Norway — 1.2%
Norsk Hydro ASA	27,540	2,829,242	0.6%
Other Securities	257,168	3,411,652	0.6%
Total Norway		6,240,894
Portugal — 0.4%
Other Securities	625,901	2,101,032	0.4%
Singapore — 0.5%
Other Securities	834,520	2,295,931	0.5%
Spain — 6.6%
Banco Santander Central Hispano SA	1,206,830	15,934,777	3.2%
Endesa SA	129,899	3,418,022	0.7%
Repsol-YPF SA	186,008	5,434,077	1.1%
Other Securities	420,690	8,614,405	1.6%
Total Spain		33,401,281
Sweden — 3.0%
Nordea AB	427,850	4,444,761	0.9%
Other Securities	840,529	10,876,285	2.1%
Total Sweden		15,321,046

SA International HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Switzerland — 6.0%
Credit Suisse Group	234,785	$11,962,884	2.4%
Swiss Re	31,800	2,326,446	0.5%
Zurich Financial Services*	27,475	5,850,412	1.2%
Other Securities	114,442	10,136,376	1.9%
Total Switzerland		30,276,118
United Kingdom — 21.0%
Anglo American Plc	285,195	9,700,077	1.9%
Aviva Plc	334,679	4,055,133	0.8%
BAE Systems Plc	468,117	3,071,291	0.6%
HBOS Plc	464,126	7,920,865	1.6%
Land Securities Group Plc	82,532	2,358,860	0.5%
O2 Plc	1,382,851	4,699,800	0.9%
Royal Bank of Scotland Group Plc	312,512	9,426,084	1.9%
Scottish Power Plc	281,037	2,625,128	0.5%
Vodafone Group Plc	7,596,964	16,385,936	3.3%
Other Securities	7,199,715	45,391,059	9.0%
Total United Kingdom		105,634,233
TOTAL COMMON STOCKS		498,115,575
SHORT-TERM INVESTMENTS — 0.7%
United States — 0.7%
SSgA Government Money Market Fund	3,480,002	3,480,002	0.7%
TOTAL SHORT-TERM INVESTMENTS
Total Investments — 99.6% (Cost of $358,214,074)#		501,595,577
Other Assets and Liabilities — 0.4%		1,826,181
Net Assets — 100.0%		$503,421,758

  †  See Note 1.

  *  Non-income producing security

  #  At December 31, 2005, the aggregate cost of investment securities for income tax purposes was 358,214,074. Net unrealized appreciation aggregated $143,381,503 of which $144,932,039 related to appreciated investment securities and $1,550,536 related to depreciated investment securities.

Ten Largest Industry Holdings at December 31, 2005
(As a percentage of Net Assets):

Industry	Percentage
Banks/Savings & Loans	16.2%
Financial Services	11.5%
Insurance	10.1%
Telecommunications	5.8%
Building & Construction	5.1%
Electronics	4.9%
Auto & Related	4.3%
Diversified Operations	3.7%
Oil & Gas	2.9%
Metals & Mining	2.7%

See Notes to Financial Statements.

Portfolio Sectors (% of portfolio
market value)

SA International Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2005 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
MUTUAL FUNDS — 99.9%
Other — 99.9%
DFA International Small Company Portfolio	10,936,957	$178,819,250	99.9%
TOTAL MUTUAL FUNDS		178,819,250
SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	2	2	0.0%
SSgA Money Market Fund	2	2	0.0%
TOTAL SHORT-TERM INVESTMENTS		4
Total Investments — 99.9% (Cost of $115,729,817)#		178,819,254
Other Assets and Liabilities — 0.1%		222,824
Net Assets — 100.0%		$179,042,078

  †  See Note 1.

  #  At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $115,729,817. Net unrealized appreciation aggregated $63,089,437, which related solely to appreciated investment securities.

STATEMENT OF ASSETS AND LIABILITIES — DECEMBER 31, 2005 (Unaudited)

	SA Fixed Income Fund	SA U.S. Market Fund	SA U.S. HBtM Fund
ASSETS
Investments in securities, at market	$429,595,609	$436,564,754	$250,233,594
Short-term investments (at amortized cost)	1,676,154	6,232,254	5,000,002
Cash	7,043	6,922	7,090
Foreign currency	161,629	—	—
Receivable for investments sold	—	—	—
Dividend and interest receivable	7,168,233	523,776	253,686
Receivable for fund shares sold	1,833,067	1,768,010	1,018,826
Unrealized appreciation on foreign currency exchange contracts (Note 1)	4,165,180	—	—
Receivable due from the Manager (Note 2)	116,060	39,530	64,697
Receivable for tax reclaims	—	—	—
Prepaid Expenses	3,363	3,733	3,733
Total Assets	444,726,338	445,138,979	256,581,628
LIABILITIES
Payable for investments purchased	—	3,299,463	2,156,443
Payable for fund shares redeemed	312,914	434,893	141,191
Unrealized depreciation on foreign currency exchange contracts (Note 1)	325	—	—
Advisory fee payable (Note 2)	311,478	242,900	139,826
Sub-Advisory fee payable (Note 2)	—	18,685	58,082
Administration fee payable (Note 2)	66,947	68,696	41,901
Trustees' fees payable (Note 2)	3,934	3,934	3,934
Shareholder servicing fee payable (Note 2)	19,161	20,320	19,443
Professional fees payable	25,587	25,590	25,587
Accrued expenses and other liabilities	132,118	153,749	84,620
Total Liabilities	872,464	4,268,230	2,671,027
NET ASSETS	$443,853,874	$440,870,749	$253,910,601
NET ASSETS CONSIST OF:
Capital paid in	$458,320,035	$382,640,989	$205,952,377
Undistributed/(overdistributed) net investment income	(2,102,657)	48,140	8,562
Accumulated net realized gain/(loss)	(10,435,071)	(4,119,963)	5,864,293
Net unrealized appreciation/(depreciation) on:
Investments	(6,081,224)	62,301,583	42,085,369
Foreign currency translations	4,152,791	—	—
NET ASSETS	$443,853,874	$440,870,749	$253,910,601
Shares of beneficial interest outstanding	44,604,476	39,310,221	20,666,619
($0.01 par value; unlimited shares authorized)
Net asset value per share	$9.95	$11.22	$12.29
Identified cost of investments	$437,352,987	$380,495,425	$213,148,227
Cost of foreign currency	$160,457	—	—

See Notes to Financial Statements.

	SA U.S. Small Company Fund	SA International HBtM Fund	SA International Small Company Fund
ASSETS
Investments in securities, at market	$214,079,893	$498,115,575	$178,819,250
Short-term investments (at amortized cost)	2,126,002	3,480,002	4
Cash	99,734	7,130	149,417
Foreign currency	—	40,215	—
Receivable for investments sold	15,581	259,887	—
Dividend and interest receivable	138,492	600,930	—
Receivable for fund shares sold	989,297	1,963,001	659,992
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	—	—
Receivable due from the Manager (Note 2)	61,715	—	—
Receivable for tax reclaims	—	98,249	—
Prepaid Expenses	3,733	3,731	3,731
Total Assets	217,514,447	504,568,720	179,632,394
LIABILITIES
Payable for investments purchased	191,521	14,084	180,580
Payable for fund shares redeemed	112,612	502,149	190,927
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	—	—
Advisory fee payable (Note 2)	190,114	323,080	118,600
Sub-Advisory fee payable (Note 2)	—	33,159	—
Administration fee payable (Note 2)	31,910	67,717	23,696
Trustees' fees payable (Note 2)	3,934	3,934	3,934
Shareholder servicing fee payable (Note 2)	19,342	19,621	19,092
Professional fees payable	34,679	31,039	—
Accrued expenses and other liabilities	112,860	152,179	53,487
Total Liabilities	696,972	1,146,962	590,316
NET ASSETS	$216,817,475	$503,421,758	$179,042,078
NET ASSETS CONSIST OF:
Capital paid in	$169,186,999	$351,538,335	$109,599,980
Undistributed/(overdistributed) net investment income	(533,852)	(1,500,190)	(836,491)
Accumulated net realized gain/(loss)	3,944,771	10,019,548	7,189,152
Net unrealized appreciation/(depreciation) on:
Investments	44,219,557	143,381,503	63,089,437
Foreign currency translations	—	(17,438)	—
NET ASSETS	$216,817,475	$503,421,758	$179,042,078
Shares of beneficial interest outstanding	12,238,501	34,947,957	9,648,225
($0.01 par value; unlimited shares authorized)
Net asset value per share	$17.72	$14.40	$18.56
Identified cost of investments	$171,986,338	$358,214,074	$115,729,817
Cost of foreign currency	—	$40,145	—

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2005 (Unaudited)

	SA Fixed Income Fund	SA U.S. Market Fund	SA U.S. HBtM Fund
INVESTMENT INCOME
Income:
Dividends	$—	$3,846,561	$2,149,634
Interest	6,929,573	51,490	42,034
Less: Taxes witheld	(17,397)	(466)	—
Total Income	6,912,176	3,897,585	2,191,668
Expenses:
Advisory fees (Note 2)	1,364,063	1,355,734	786,015
Sub-Advisory fees (Note 2)	398,726	104,287	326,499
Shareholder service fees (Note 2)	524,640	521,436	302,313
Administration fees (Note 2)	209,856	208,574	120,925
Sub-Administration fees (Note 2)	73,519	73,592	44,042
Trustees' fees and expenses (Note 2)	9,759	9,759	9,759
Custody and accounting fees (Note 2)	69,265	102,097	40,031
Transfer agent fees	37,304	37,818	37,910
Professional fees	27,249	27,252	27,249
Registration fees	19,070	17,003	12,826
Other expenses	18,831	18,815	16,157
Total expenses before waivers and reimbursements:	2,752,282	2,476,367	1,723,726
Less: Fee waiver by Advisor (Note 2)	(184,999)	(175,377)	(205,790)
Fee waiver by Sub-Advisor (Note 2)	(468,724)	(48,386)	(151,479)
Net expenses	2,098,559	2,252,604	1,366,457
Net investment income gain (loss)	4,813,617	1,644,981	825,211
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	(7,052,144)	1,911,014	10,089,850
Foreign currency transactions	(1,024,201)	55	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(2,487,296)	18,209,688	2,822,712
Foreign currency translations	3,176,826	(7)	—
Net realized and unrealized gain (loss) on investments and change in unrealized appreciation (depreciation)	(7,386,815)	20,120,750	12,912,562
Net increase (decrease) in net assets resulting from operations	$(2,573,198)	$21,765,731	$13,737,773

See Notes to Financial Statements.

	SA U.S. Small Company Fund	SA International HBtM Fund	SA International Small Company Fund
INVESTMENT INCOME
Income:
Dividends	$762,835	$3,460,040	$1,724,163
Interest	26,627	54,348	—
Less: Taxes witheld	—	(134,735)	—
Total Income	789,462	3,379,653	1,724,163
Expenses:
Advisory fees (Note 2)	671,995	1,487,537	522,355
Sub-Advisory fees (Note 2)	392,859	869,637	200,906
Shareholder service fees (Note 2)	258,460	572,129	80,362
Administration fees (Note 2)	103,384	228,852	74,821
Sub-Administration fees (Note 2)	33,152	71,227	26,064
Trustees' fees and expenses (Note 2)	9,759	9,759	9,759
Custody and accounting fees (Note 2)	115,065	142,681	23,182
Transfer agent fees	37,822	38,493	37,321
Professional fees	30,841	27,200	27,213
Registration fees	15,841	16,840	11,716
Other expenses	15,768	18,770	14,938
Total expenses before waivers and reimbursements:	1,684,946	3,483,125	1,028,637
Less: Fee waiver by Advisor (Note 2)	(179,369)	—	—
Fee waiver by Sub-Advisor (Note 2)	(182,263)	(403,568)	—
Net expenses	1,323,314	3,079,557	1,028,637
Net investment income gain (loss)	(533,852)	300,096	695,526
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	8,468,355	18,980,478	8,732,550
Foreign currency transactions	—	(206,727)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	6,007,251	49,238,457	16,202,313
Foreign currency translations	—	16,392	—
Net realized and unrealized gain (loss) on investments and change in unrealized appreciation (depreciation)	14,475,606	68,028,600	24,934,863
Net increase (decrease) in net assets resulting from operations	$13,941,754	$68,328,696	$25,630,389

STATEMENTS OF CHANGES IN NET ASSETS

	SA Fixed Income Fund		SA U.S. Market Fund		SA U.S. HBtM Fund
	Period Ended 12/31/2005 (Unaudited)	Year Ended 6/30/2005	Period Ended 12/31/2005 (Unaudited)	Year Ended 6/30/2005	Period Ended 12/31/2005 (Unaudited)	Year Ended 6/30/2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,813,617	$8,678,670	$1,644,981	$2,942,728	$825,211	$564,465
Net realized gain (loss) on investments and foreign currency transactions	(8,076,345)	3,988,032	1,911,069	1,693,229	10,089,850	6,148,162
Net increase in unrealized appreciation	689,530	2,696,092	18,209,681	16,689,421	2,822,712	16,660,418
Net increase (decrease) in net assets from operations	(2,573,198)	15,362,794	21,765,731	21,325,378	13,737,773	23,373,045
Distributions to shareholders from:
Net investment income	(13,163,500)	(8,341,478)	(2,679,645)	(2,293,244)	(1,016,374)	(552,138)
Net realized gains	—	—	—	—	(7,540,477)	(1,854,403)
Total distributions	(13,163,500)	(8,341,478)	(2,679,645)	(2,293,244)	(8,556,851)	(2,406,541)
Share transactions
Proceeds from sales of shares	87,541,436	147,329,096	63,456,852	115,957,596	33,883,168	64,144,795
Value of distributions reinvested	12,407,697	7,194,242	2,367,229	1,823,211	7,446,812	1,938,404
Cost of shares redeemed	(31,752,304)	(49,625,242)	(26,284,518)	(44,041,099)	(14,713,239)	(29,491,919)
Total share transactions	68,196,829	104,898,096	39,539,563	73,739,708	26,616,741	36,591,280
Total increase in net assets	52,460,131	111,919,412	58,625,649	92,771,842	31,797,663	57,557,784
NET ASSETS
Beginning of period	391,393,743	279,474,331	382,245,100	289,473,258	222,112,938	164,555,154
End of Period	$443,853,874	$391,393,743	$440,870,749	$382,245,100	$253,910,601	$222,112,938
Undistributed/(Overdistributed) net investment income, end of period	$(2,102,657)	$6,247,226	$48,140	$1,082,804	$8,562	$199,725
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	8,575,962	14,343,703	5,726,333	11,242,455	2,714,654	5,709,331
Issued for distributions reinvested	1,241,504	701,501	208,110	170,393	600,549	166,387
Shares redeemed	(3,111,506)	(4,829,345)	(2,376,304)	(4,263,007)	(1,173,293)	(2,605,558)
Net increase in fund shares	6,705,960	10,215,859	3,558,139	7,149,841	2,141,910	3,270,160

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Small Company Fund		SA International HBtM Fund		SA International Small Company Fund
	Period Ended 12/31/2005 (Unaudited)	Year Ended 6/30/2005	Period Ended 12/31/2005 (Unaudited)	Year Ended 6/30/2005	Period Ended 12/31/2005 (Unaudited)	Year Ended 6/30/2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(533,852)	$(646,785)	$300,096	$5,177,931	$695,526	$1,044,374
Net realized gain on investments and foreign currency transactions	8,468,355	10,350,157	18,773,751	11,580,091	8,732,550	3,990,780
Net increase in unrealized appreciation	6,007,251	3,806,654	49,254,849	33,360,007	16,202,313	14,467,317
Net increase in net assets from operations	13,941,754	13,510,026	68,328,696	50,118,029	25,630,389	19,502,471
Distributions to shareholders from:
Net investment income	—	—	(6,642,581)	(2,339,023)	(2,019,908)	(1,340,319)
Net realized gains	(12,664,327)	—	(13,167,056)	—	(4,053,846)	(223,005)
Total distributions	(12,664,327)	—	(19,809,637)	(2,339,023)	(6,073,754)	(1,563,324)
Share transactions
Proceeds from sales of shares	28,497,708	54,152,178	71,759,272	122,787,368	23,759,099	40,837,970
Value of distributions reinvested	10,895,019	—	17,206,535	1,862,033	5,270,653	1,232,479
Cost of shares redeemed	(12,489,862)	(22,057,208)	(34,500,143)	(57,893,723)	(11,186,514)	(20,256,391)
Total share transactions	26,902,865	32,094,970	54,465,664	66,755,678	17,843,238	21,814,058
Total increase in net assets	28,180,292	45,604,996	102,984,723	114,534,685	37,399,873	39,753,205
NET ASSETS
Beginning of period	188,637,183	143,032,187	400,437,035	285,902,351	141,642,205	101,889,000
End of Period	$216,817,475	$188,637,183	$503,421,758	$400,437,035	$179,042,078	$141,642,205
Undistributed/(Overdistributed) net investment income, end of period	$(533,852)	$—	$(1,500,190)	$4,842,295	$(836,491)	$487,891
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,554,894	3,300,164	5,132,877	10,001,321	1,341,696	2,641,333
Issued for distributions reinvested	606,627	—	1,190,764	146,157	285,518	79,361
Shares redeemed	(675,353)	(1,352,747)	(2,439,299)	(4,663,843)	(626,238)	(1,295,622)
Net increase in fund shares	1,486,168	1,947,417	3,884,342	5,483,635	1,000,976	1,425,072

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

	SA Fixed Income Fund
	Period Ended December 31, 2005 (Unaudited)	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
						(I Class)
Net Asset Value, Beginning of Period	$10.33	$10.10	$10.91	$10.21	$9.87	$10.04
Income from Investment Operations:
Net investment income	0.10	0.26	0.24	0.31	0.30	0.44
Net realized and unrealized gain (loss) on investments	(0.17)	0.22	(0.44)	0.72	0.34	0.13
Total from investment operations	(0.07)	0.48	(0.20)	1.03	0.64	0.57
Less Distributions:
Dividends from net investment income	(0.31)	(0.25)	(0.27)	(0.26)	(0.28)	(0.74)
Distributions from capital gains	—	—	(0.34)	(0.07)	(0.02)	—
Total distributions	(0.31)	(0.25)	(0.61)	(0.33)	(0.30)	(0.74)
Net asset value, end of period	$9.95	$10.33	$10.10	$10.91	$10.21	$9.87
Total return (3)	(0.69)%	4.81%	(1.88)%	10.19%	6.59%	5.88%
Net assets, end of period (000s)	$443,854	$391,394	$279,474	$179,059	$116,022	$45,455
Ratio of net expenses to average net assets (2)	1.00%	1.00%	1.00%	0.89%	0.85%	0.87%
Ratio of gross expenses to average net assets (1)(2)	1.31%	1.33%	1.34%	1.40%	1.59%	2.06%
Ratio of net investment income to average net assets (2)	2.29%	2.65%	2.33%	3.00%	3.59%	4.20%
Portfolio turnover rate (3)	42%	75%	83%	85%	77%	135%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (1)	$0.08	$0.23	$0.20	$0.27	$0.24	$0.31

(1)    Gross expenses before waivers of expenses.

(2)  Annualized for periods less than one year.

(3)  Periods less than one year are not annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Market Fund
	Period Ended December 31, 2005 (Unaudited)	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
						(I Class)
Net Asset Value, Beginning of Period	$10.69	$10.12	$8.54	$8.57	$10.26	$11.59
Income from Investment Operations:
Net investment income	0.04	0.09	0.04	0.05	0.03	0.04
Net realized and unrealized gain (loss) on investments	0.56	0.55	1.59	(0.04)	(1.69)	(1.30)
Total from investment operations	0.60	0.64	1.63	0.01	(1.66)	(1.26)
Less Distributions:
Dividends from net investment income	(0.07)	(0.07)	(0.05)	(0.04)	(0.03)	(0.04)
Distributions from capital gains	—	—	—	—	—	(0.03)
Total distributions	(0.07)	(0.07)	(0.05)	(0.04)	(0.03)	(0.07)
Net asset value, end of period	$11.22	$10.69	$10.12	$8.54	$8.57	$10.26
Total return (3)	5.60%	6.35%	19.12%	0.17%	(16.20)%	(10.89)%
Net assets, end of period (000s)	$440,871	$382,245	$289,473	$160,569	$108,053	$55,605
Ratio of net expenses to average net assets (2)	1.08%	1.08%	1.08%	0.97%	0.92%	0.95%
Ratio of gross expenses to average net assets (1)(2)	1.19%	1.21%	1.24%	1.38%	1.52%	1.87%
Ratio of net investment income to average net assets (2)	0.79%	0.89%	0.52%	0.67%	0.43%	0.44%
Portfolio turnover rate (3)	0%*	1%	1%	2%	1%	16%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (1)	$0.03	$0.08	$0.03	$0.02	$(0.01)	$(0.04)

*    Amount rounds to less than 1.0%.

(1)  Gross expenses before waivers of expenses.

(2)  Annulalized for periods less than one year.

(3)  Periods less than one year are not annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. HBtM Fund
	Period Ended December 31, 2005 (Unaudited)	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
						(I Class)
Net Asset Value, Beginning of Period	$11.99	$10.79	$8.70	$8.75	$11.02	$8.62
Income from Investment Operations:
Net investment income	0.04	0.03	0.03	0.03	0.01	0.08
Net realized and unrealized gain (loss) on investments	0.69	1.31	2.09	(0.06)	(2.24)	2.46
Total from investment operations	0.73	1.34	2.12	(0.03)	(2.23)	2.54
Less Distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.03)	(0.02)	(0.04)	(0.11)
Distributions from capital gains	(0.38)	(0.11)	—	—	—	(0.03)
Total distributions	(0.43)	(0.14)	(0.03)	(0.02)	(0.04)	(0.14)
Net asset value, end of period	$12.29	$11.99	$10.79	$8.70	$8.75	$11.02
Total return (3)	6.06%	12.50%	24.46%	(0.27)%	(20.31)%	29.69%
Net assets, end of period (000s)	$253,911	$222,113	$164,555	$88,552	$57,664	$29,578
Ratio of net expenses to average net assets (2)	1.13%	1.13%	1.13%	1.08%	1.05%	1.07%
Ratio of gross expenses to average net assets (1)(2)	1.43%	1.45%	1.51%	1.75%	1.92%	2.61%
Ratio of net investment income to average net assets (2)	0.68%	0.30%	0.35%	0.47%	0.23%	1.03%
Portfolio turnover rate (3)	7%	5%	9%	7%	3%	26%
Without giving effect to the expense wiavers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (1)	$0.02	$(0.00)**	$(0.00)**	$(0.02)	$(0.04)	$(0.04)

  **  Amount rounds to less than $0.01.

(1)  Gross expenses before waivers of expenses.

(2)  Annulalized for periods less than one year.

(3)  Periods less than one year are not annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Period Ended December 31, 2005 (Unaudited)	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
						(I Class)
Net Asset Value, Beginning of Period	$17.54	$16.24	$12.15	$12.24	$13.68	$12.58
Income from Investment Operations:
Net investment income (loss)	(0.04)	(0.06)	(0.05)	(0.03)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	1.32	1.36	4.14	(0.06)	(1.39)	1.16
Total from investment operations	1.28	1.30	4.09	(0.09)	(1.44)	1.13
Less Distributions:
Distributions from capital gains	(1.10)	—	—	—	—	(0.03)
Total distributions	(1.10)	—	—	—	—	(0.03)
Net asset value, end of period	$17.72	$17.54	$16.24	$12.15	$12.24	$13.68
Total return (3)	7.21%	8.00%	33.66%	(0.74)%	(10.52)%	9.02%
Net assets, end of period (000s)	$216,817	$188,637	$143,032	$76,150	$53,854	$29,252
Ratio of net expenses to average net assets (2)	1.28%	1.28%	1.28%	1.26%	1.25%	1.26%
Ratio of gross expenses to average net assets (1)(2)	1.63%	1.68%	1.74%	2.11%	2.38%	3.32%
Ratio of net investment loss to average net assets (2)	(0.52)%	(0.41)%	(0.44)%	(0.38)%	(0.51)%	(0.28)%
Portfolio turnover rate (3)	5%	9%	6%	7%	5%	17%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment loss per share would have been (1)	$(0.07)	$(0.12)	$(0.11)	$(0.11)	$(0.15)	$(0.22)

(1)    Gross expenses before waivers of expenses.

(2)  Annulalized for periods less than one year.

(3)  Periods less than one year are not annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International HBtM Fund
	Period Ended December 31, 2005 (Unaudited)	Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
								(I Class)
Net Asset Value, Beginning of Period	$12.89	$11.18		$8.19		$8.54	$9.41	$9.99
Income from Investment Operations:
Net investment income	0.00 **	0.16		0.08		0.07	0.03	0.09
Net realized and unrealized gain (loss) on investments	2.10	1.63		3.00		(0.38)	(0.79)	(0.60)
Total from investment operations	2.10	1.79		3.08		(0.31)	(0.76)	(0.51)
Less Distributions:
Dividends from net investment income	(0.20)	(0.08)		(0.09)		(0.04)	(0.07)	(0.06)
Distributions from capital gains	(0.39)	—		—		—	(0.04)	(0.01)
Total distributions	(0.59)	(0.08)		(0.09)		(0.04)	(0.11)	(0.07)
Net asset value, end of period	$14.40	$12.89		$11.18		$8.19	$8.54	$9.41
Total return (5)	16.29%	16.06%		37.76%		(3.51)%	(8.08)%	(5.15)%
Net assets, end of period (000s)	$503,422	$400,437		$285,902		$154,892	$124,215	$60,642
Ratio of net expenses to average net assets (4)	1.35%	1.38%		1.53%		1.47%	1.45%	1.47%
Ratio of gross expenses to average net assets (1)(4)	1.52%	1.56	%(3)	1.71	%(2)	1.71%	1.80%	2.10%
Ratio of net investment income to average net assets (2)(4)	0.13%	1.50%		0.94%		1.18%	0.91%	1.27%
Portfolio turnover rate (5)	13%	11%		12%		13%	3%	12%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (1)	$0.00 **	$0.14		$0.07		$0.07	$0.02	$0.05

  **  Amount rounds to less than $0.01.

(1)  Gross expenses before waivers of expenses.

(2)  Gross expenses include effect of $265,139 of expense recapture by Manager, an increase of 0.12% on a annualized basis.

(3)  Gross expenses include effect of $34,978 of expense recapture by Manager, an increase of 0.01% on an annualized basis.

(4)  Annualized for periods less than one year.

(5)  Periods less than one year are not annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Period Ended December 31, 2005 (Unaudited)		Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001
									(I Class)
Net Asset Value, Beginning of Period	$16.38		$14.11		$9.85		$9.16	$9.18	$10.42
Income from Investment Operations:
Net investment income	0.07		0.12		0.16		0.04	0.01	0.05
Net realized and unrealized gain (loss) on investments	2.77		2.35		4.18		0.70	0.03	(1.11)
Total from investment operations	2.84		2.47		4.34		0.74	0.04	(1.06)
Less Distributions:
Dividends from net investment income	(0.22)		(0.17)		(0.08)		(0.05)	(0.06)	—
Distributions from capital gains	(0.44)		(0.03)		—		—	—	(0.18)
Total distributions	(0.66)		(0.20)		(0.08)		(0.05)	(0.06)	(0.18)
Net asset value, end of period	$18.56		$16.38		$14.11		$9.85	$9.16	$9.18
Total return (6)	17.33%		17.58%		44.21%		8.16%	0.47%	(10.15)%
Net assets, end of period (000s)	$179,042		$141,642		$101,889		$54,466	$39,293	$17,850
Ratio of net expenses to average net assets (5)	1.28%		1.28%		1.28%		1.28%	1.28%	1.29%
Ratio of gross expenses to average net assets (1)(5)	1.28	%(4)	1.28	%(3)	1.31	%(2)	1.62%	1.92%	3.04%
Ratio of net investment income to average net assets (5)	0.87%		0.85%		1.35%		0.47%	0.39%	0.68%
Ratio of gross expenses to average net assets for the DFA International Small Co. Portfolio, ("DFA Portfolio") (7)	0.64%		0.69%		0.71%		0.71%	0.72%	0.71%
Portfolio turnover rate (6)	N/A		N/A		N/A		N/A	N/A	N/A
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (1)	$0.07		$0.12		$0.16		$0.01	$(0.01)	$(0.08)

  (1)  Gross expenses before waivers of expenses.

  (2)  Gross expenses include effect of $3,766 expense recapture by manager, an increase of less than 0.01% on a annualized basis.

  (3)  Gross expenses include effect of $58,893 expense recapture by manager, an increase of less than 0.05% on a annualized basis.

  (4)  Gross expenses include effect of $74,821 expense recapture by manager, an increase of less less than 0.05% on an annualized basis.

  (5)  Annualized for periods less than one year.

  (6)  Periods less than one year are not annualized.

  (7)  DFA Portfolio expense ratio is as of November 30th of the most current fiscal year end and the DFA Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund.

  N/A  Refer to financial statements of the International Small Company Portfolio of DFA Investment Dimensions Group Inc., included elsewhere in this report.

See Notes to Financial Statements.

SA Funds

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2005 (Unaudited)

1.  Organization and Significant Accounting Policies

SA Funds—Investment Trust (the "Trust") is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently is registered under the Investment Company Act of 1940 (the "1940 Act"), and currently offers the following six Funds, each of which is a diversified mutual fund as defined in the 1940 Act.

SA Fixed Income Fund
SA U.S. Market Fund
SA U.S. HBtM Fund
SA U.S. Small Company Fund
SA International HBtM Fund
SA International Small Company Fund

All of the Funds commenced investment operations on August 5, 1999, except SA Fixed Income Fund, which commenced operations on July 29, 1999.

Prior to October 30, 2000, the Funds offered two classes of shares — Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination).

Effective October 30, 2000, SA International Small Company Fund began investing substantially all of its assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA Portfolio"), an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series, each a series of The DFA Investment Company Trust, an open-end management investment company. As of December 31, 2005, SA International Small Company Fund held approximately 6.05% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation — Equity securities listed on an exchange for which market quotations are readily available are valued according to the official closing price, if any, or at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon

SA Funds

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

prices provided by pricing services approved by the Board of Trustees of the Trust. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. Certain Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

The shares of SSgA Government Money Market Fund and SSgA Money Market Fund held by the Funds, shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund, and shares of the DFA Portfolio held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund. Valuation of securities by the DFA Portfolio is discussed in the DFA Investment Dimensions Group Inc. Notes to Financial Statements, which are included elsewhere in this report.

Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

SA Fixed Income Fund, SA International HBtM Fund and SA International Small Company Fund may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

SA Funds

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 2005, SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Appreciation
Canadian Dollar (sell)	01/23/2006	108,460,616	$93,898,385	$93,090,452	$807,933
Swiss Franc (sell)	01/23/2006	17,472,588	$13,576,214	$13,320,190	$256,024
Danish Kroner (sell)	01/23/2006	76,309,370	$12,318,096	$12,129,715	$188,381
Euro Currency (sell)	01/23/2006	120,053,271	$144,280,021	$142,354,565	$1,925,456
Japanese Yen (sell)	01/23/2006	4,818,656,306	$41,738,036	$40,999,661	$738,375
Swedish Krona (sell)	01/23/2006	252,201,395	$32,063,725	$31,814,714	$249,011
					$4,165,180

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

SA Funds

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

Federal Income Taxes — The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

Distributions to Shareholders — Each Fund, excluding SA Fixed Income Fund, declares and pays its investment income annually. SA Fixed Income Fund declares and pays its net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains at least annually.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually. The components of accumulated earnings/(deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year June 30, 2006.

2.  Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with LWI Financial Inc. (formerly Assante Asset Management Inc.), (the "Manager"), under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Loring Ward International Ltd., which is an unlisted Canadian public company, with its U.S. corporate offices headquartered in New York. For the advisory services provided, the Manager is entitled to fees from each Fund computed daily and payable at an annual rate of 0.65% of each Fund's average daily net assets.

The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it invests substantially of its assets in the DFA Portfolio. However, DFA receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

Fund	Advisory Fees
SA Fixed Income Fund	0.19%
SA U.S. Market Fund	0.05%
SA U.S. HBtM Fund	0.27%
SA U.S. Small Company Fund	0.38%
SA International HBtM Fund	0.38%

During the period ended December 31, 2005, DFA voluntarily agreed to waive its sub-advisory fees to the extent that the gross aggregate sub-advisory fees exceeded 0.16% of the aggregate average net assets of the

SA Funds

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

Funds, as calculated monthly. The waiver was allocated to each of the Fund's pro rata portion of the gross aggregate sub-advisory fees.

The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is paid an annual service fee at the rate of 0.25% of the value of the average daily net assets of each Fund.

For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2009, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund	Expense Limit
SA Fixed Income Fund	1.00%
SA U.S. Market Fund	1.08%
SA U.S. HBtM Fund	1.13%
SA U.S. Small Company Fund	1.28%
SA International HBtM Fund	1.53%
SA International Small Company Fund	1.28%

The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year. During the six months ended December 31, 2005, the Manager recaptured $74,821 from SA International Small Company Fund pursuant to these conditions. As of December 31, 2005, the following amounts are subject to this recapture through June 30, 2006, June 30, 2007 and June 30, 2008 respectively.

Fund	Expires June 30, 2006	Expires June 30, 2007	Expires June 30, 2008
SA Fixed Income Fund	$582,528	$559,158	$791,403
SA U.S. Market Fund	417,716	288,310	342,918
SA U.S. HBtM Fund	304,739	299,575	381,314
SA U.S. Small Company Fund	327,523	301,827	364,492
SA International HBtM Fund	—	—	—
SA International Small Company Fund	15,404	—	—

Trustees' Fees and Expenses — For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive an annual retainer fee of $32,000 per year, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Chairman of the Board receives an additional $3,000 per year. Interested trustees receive no compensation for their services as trustees.

SA Funds

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2005 (Unaudited) (Continued)

Sub-Administration Fees — State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. Effective January 1, 2004 State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.04% of the first $750 million of net assets, plus 0.03% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. Prior to December 31, 2003, State Street received a fee that was calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% of the first $750 million of net assets, plus 0.04% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $85,000 annually per Fund.

3.  Purchases and Sales of Securities

Excluding short-term investments, each Fund's purchases and sales of securities for the six months ended December 31, 2005 were as follows:

	Purchases
	U.S. Government	Other
SA Fixed Income Fund	$26,068,827	$203,463,537
SA U.S. Market Fund	—	40,813,808
SA U.S. HBtM Fund	—	36,584,327
SA U.S. Small Company Fund	—	28,609,164
SA International HBtM Fund	—	94,745,777
SA International Small Company Fund	N/A	N/A
	Sales
	U.S. Government	Other
SA Fixed Income Fund	$27,021,997	$142,975,868
SA U.S. Market Fund	—	1,574,414
SA U.S. HBtM Fund	—	16,560,549
SA U.S. Small Company Fund	—	11,157,927
SA International HBtM Fund	—	59,248,938
SA International Small Company Fund	N/A	N/A

N/A — Refer to the DFA Portfolio's financial statements.

SA Funds

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Funds' Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling (800) 366-7266. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust's Form N-PX, which is available without charge, upon request, by calling the same number or visiting the website of the U.S. Securities and Exchange Commission at http://www.sec.gov .

Quarterly Portfolio Schedule

The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov. or may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers' Information

The Trustees and executive officers of the Trust, their respective dates of birth and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. All of the Trustees are independent of the Trust's Manager, Sub-Adviser and Distributor; that is, they have no financial interest in the Manager, Sub-Adviser or Distributor.

Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Adviser, DFA, the Distributor or any entity directly or indirectly controlling, controlled by or under common control with any of those companies. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Bryan W. Brown c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 02/09/45	Trustee Chairman of the Board of Trustees	Since April 1999 Since December 2004	Self-Employed Management Consultant (financial and technological systems) (since 1992).	6	None

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Mark A. Schimbor c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 11/07/45	Trustee	Since July 2000	Senior Vice President, Lee Hecht Harrison (career consulting company) (since 1999); Senior Management Consultant, Lee Hecht Harrison (1999 - 2002); Instructor, Finance Department for U. C. Berkeley Extension (since 1998); President, U.S. Finance, Avco Financial Services, Inc. (1995 - 1998).	6	None

Harold M. Shefrin c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 07/27/48	Trustee	Since April 1999	Professor of Finance, Santa Clara University (since 1978).	6	Trustee, since February 2005, Masters' Select Funds Trust, (3 portfolios)

Al Steele* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 05/05/64	President and Chief Executive Officer	Since January 2005	President, Loring Ward Advisor Services (since September 2004); Executive Vice President, Loring Ward International (2003 - 2004); Vice President & Managing Director, Assante Asset Management (2000 - 2003); Vice President, Assante Estate and Insurance Services (1997 - 1999).		N/A

Denis Taillieu* 360 Main St. Suite 1500 Winnipeg, Manitoba, R3C 3Z3 DOB: 07/20/52	Chief Financial Officer and Treasurer	March 2004 - September 2005 and since December 31, 2005.	Chief Financial Officer, Loring Ward International. (since November 2003). Chief Financial Officer, Assante Corporation, (April 1999 - November 2003).		N/A

Tara Maw* Loring Ward Group, Inc. 280 Park Avenue, 5th Floor East, New York, NY 10017 DOB: 04/10/64	Chief Financial Officer and Treasurer	September 2005 to December 31, 2005	Chief Financial Officer, Loring Ward Group, Inc. (May 2005 - Dec. 2005). Chief Financial Officer, Brokertec USA,LLC (July 1999 - May 2005).		N/A

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Jonathan Scheid* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 04/30/76	Vice President	Since January 2005	Director of Marketing and Research, LWI Financial Inc. (since January 2001), Market Research Analyst, LWI Financial Inc. (June 1997 - January 2001).		N/A

Steven K. McGinnis* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 10/16/45	Chief Compliance Officer	Since February 2005	Vice President (since January 2005); Litigation and Compliance Consultant/Expert Witness (May 2003 - December 2004); Chief Regulatory Officer, National Planning Holdings, Inc. (May 1999 - May 2003).		N/A

Hong Ho* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 11/22/68	Secretary	Since January 2005	Manager, Corporate Operations, LWI Financial Inc. (since 2001); Manager, Human Resources (2000); Manager, Accounting (1996 - 2000).		N/A

  1  Each Trustee and Officer serves for the lifetime of the Trust or until he or she dies, resigns, or is removed.

The Trust's Board of Trustees has appointed a standing Audit Committee consisting of those Trustees who are not "interested persons" (as defined in the 1940 Act). The Audit Committee oversees the audit process and provides assistance to the Trustees in fulfilling their responsibilities to the shareholders, potential shareholders and investment community relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met three times during the six months ended December 31, 2005.

The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-366-7266.

Understanding Your Fund's Expenses

Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees and other Fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Actual Expenses

The first line in the table for each Fund shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from July 1, 2005 through December 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Fund.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA Fixed Income Fund

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05-12/31/05
Actual	$1,000.00	$993.09	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

* Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is (0.69)% after expenses

SA U.S. Market Fund

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05-12/31/05
Actual	$1,000.00	$1,055.97	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50

* Expenses are equal to the Fund's annualized expense ratio of 1.08% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 5.60% after expenses

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. HBtM Fund

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05-12/31/05
Actual	$1,000.00	$1,060.60	$5.87
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75

* Expenses are equal to the Fund's annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 6.06% after expenses

SA U.S. Small Company Fund

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05-12/31/05
Actual	$1,000.00	$1,072.08	$6.69
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.51

* Expenses are equal to the Fund's annualized expense ratio of 1.28% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 7.21% after expenses

SA International HBtM Fund

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05-12/31/05
Actual	$1,000.00	$1,162.90	$7.34
Hypothetical (5% return before expenses)	$1,000.00	$1,018.34	$6.85

* Expenses are equal to the Fund's annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 16.29% after expenses

SA International Small Company

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05-12/31/05
Actual	$1,000.00	$1,173.20	$7.01
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.51

* Expenses are equal to the Fund's annualized expense ratio of 1.28% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 17.33% after expenses

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

STRIPS  Separate Trading of Registered Interest and Principal of Securities

U.S. TIPS  U.S. Treasury Inflation-Protected Securities

FHLMC  Federal Home Loan Mortgage Corporation

†    See Note B to Financial Statements.

††    Securities have been fair valued. See Note B to Financial Statements

**    Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities in this category may be Non-Income Producing Securities.

*    Non-Income Producing Securities.

#    Total or Partial Securities on Loan.

##    Some of the individual securities in this category include Total or Partial Securities on Loan.

▲  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(1)    Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(2)    Computed using average shares outstanding.

All Statements and Schedules

-    Amounts designated as - are either zero or rounded to zero.

SEC  Securities Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

  For the Period June 1, 2005 to November 30, 2005

Expense Table

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,134.80	0.64%	$3.43
Hypothetical 5% Annual Return	$1,000.00	$1,021.86	0.64%	$3.24

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Portfolio and the indirect payment of the Portfolio's portion of the expenses of the underlying funds in which it invests.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The category shown below represents a broad industry sector. Each industry sector consists of one or more specific industry classifications.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2005
(Unaudited)

		Value†
Investments in Affiliated Investment Companies (99.9%):
Investment in The Japanese Small Company Series of The DFA Investment Trust Company (35.3%)		$1,046,655,909
Investment in The Continental Small Company Series of The DFA Investment Trust Company (31.1%)		921,711,621
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company (21.8%)		644,221,759
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company (11.7%)		346,880,533
Total Affiliated Investment Companies (Cost $2,168,590,589)		2,959,469,822
	Face Amount
	(000)
Temporary Cash Investments (0.1%):
Repurchase Agreement, PNC Capital Markets, Inc. 4.05%, 01/03/06 (Collateralized by $3,873,000 FHLMC Notes 4.00%, 09/22/09 valued at $3,819,746) to be repurchased at $3,764,693 (Cost $3,763,000)	$3,763	3,763,000
Total Investments (100.0%) (Cost $2,172,353,589)^		$2,963,232,822

^ The cost for federal income tax purposes is $2,166,901,251.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2005

		Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The Japanese Small Company Series of The DFA Investment Trust Company (34.0%)		$926,011,518
Investment in The Continental Small Company Series of The DFA Investment Trust Company (32.1%)		874,976,233
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company (21.6%)		587,325,687
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company (12.3%)		336,258,954
Total Affiliated Investment Companies (Cost $2,087,762,813)		2,724,572,392
	Face Amount
	(000)
Temporary Cash Investments (0.0%):
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $479,000 FHLMC Notes 4.00%, 09/22/09, valued at $469,420) to be repurchased at $462,050 (Cost $462,000)	$462	462,000
Total Investments (100%) (Cost $2,088,224,813)		$2,725,034,392

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

(Amounts in thousands, except share and per share amounts)
(Unaudited)

ASSETS:
Investments in Affiliated Investment Companies at Value	$2,959,470
Temporary Cash Investments at Value	3,763
Cash	16
Receivables:
Interest	1
Fund Shares Sold	4,567
Prepaid Expenses and Other Assets	33
Total Assets	2,967,850
LIABILITIES:
Payables:
Investment Securities Purchased	6,000
Fund Shares Redeemed	779
Due to Advisor	953
Accrued Expenses and Other Liabilities	171
Total Liabilities	7,903
NET ASSETS	$2,959,947
SHARES OUTSTANDING $0.01 PAR VALUE	181,079,065
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.35
Investments in Affiliated Investment Companies at Cost	$2,168,591
Temporary Cash Investments at Cost	$3,763

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2005

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$2,724,572
Temporary Cash Investments at Value	462
Cash	16
Receivable for Fund Shares Sold	1,735
Prepaid Expenses and Other Assets	16
Total Assets	2,726,801
LIABILITIES:
Payables:
Fund Shares Redeemed	514
Due to Advisor	895
Accrued Expenses and Other Liabilities	161
Total Liabilities	1,570
NET ASSETS	$2,725,231
SHARES OUTSTANDING $0.01 PAR VALUE	168,318,772
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.19
Investments in Affiliated Investment Companies at Cost	$2,087,763
Temporary Cash Investments at Cost	$462

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2005

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,309)	$52,881
Interest	567
Income from Securities Lending	5,931
Expenses Allocated from Master Funds	(5,112)
Total Investment Income	54,267
Expenses
Administrative Services Fees	8,814
Accounting & Transfer Agent Fees	37
Legal Fees	13
Audit Fees	4
Filing Fees	111
Shareholders' Reports	83
Directors' Fees and Expenses	23
Other	12
Total Expenses	9,097
Net Investment Income (Loss)	45,170
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	140,209
Net Realized Gain (Loss) on Foreign Currency Transactions	(1,001)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	200,422
Translation of Foreign Currency Denominated Amounts	(422)
Net Realized and Unrealized Gain (Loss)	339,208
Net Increase (Decrease) in Net Assets Resulting from Operations	$384,378

Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from the Portfolio's respective Master Funds.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,170	$23,252
Net Realized Gain (Loss) on Investment Securities Sold	140,209	41,764
Net Realized Gain (Loss) on Foreign Currency Transactions	(1,001)	97
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	200,422	286,938
Translation of Foreign Currency Denominated Amounts	(422)	92
Net Increase (Decrease) in Net Assets Resulting from Operations	384,378	352,143
Distributions From:
Net Investment Income	(40,592)	(32,182)
Net Short-Term Gains	(2,774)	—
Net Long-Term Gains	(37,025)	—
Total Distributions	(80,391)	(32,182)
Capital Share Transactions (a):
Shares Issued	916,879	540,048
Shares Issued in Lieu of Cash Distributions	76,094	31,815
Shares Redeemed	(229,913)	(143,527)
Net Increase (Decrease) from Capital Share Transactions	763,060	428,336
Total Increase (Decrease) in Net Assets	1,067,047	748,297
Net Assets
Beginning of Period	1,658,184	909,887
End of Period	$2,725,231	$1,658,184

(a) Shares Issued and Redeemed:
Shares Issued	60,778	43,527
Shares Issued in Lieu of Cash Distributions	5,344	2,697
Shares Redeemed	(15,206)	(11,553)
	50,916	34,671

Accumulated Net Investment Income (Loss)	$9,687	$3,892

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
Net Asset Value, Beginning of Period	$14.12	$11.00	$7.41	$7.67	$8.49
Income From Investment Operations
Net Investment Income (Loss)	0.31 (2)	0.22	0.16	0.14	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.38	3.24	3.57	(0.25)	(0.67)
Total From Investment Operations	2.69	3.46	3.73	(0.11)	(0.52)
Less Distributions
Net Investment Income	(0.29)	(0.34)	(0.14)	(0.15)	(0.17)
Net Realized Gains	(0.33)	—	—	—	(0.13)
Total Distributions	(0.62)	(0.34)	(0.14)	(0.15)	(0.30)
Net Asset Value, End of Period	$16.19	$14.12	$11.00	$7.41	$7.67
Total Return	19.74%	32.10%	51.28%	(1.39)%	(6.36)%
Net Assets, End of Period (thousands)	$2,725,231	$1,658,184	$909,887	$464,578	$356,200
Ratio of Expenses to Average Net Assets(1)	0.64%	0.69%	0.71%	0.71%	0.72%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.82%	1.97%	1.83%	2.02%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The International Small Company Portfolio (the "Portfolio") is one of the Fund's forty-one portfolios and is included in this report.

The Portfolio is a Fund of Funds that invests in four Series of The DFA Investment Trust Company (the "Master Funds"):

Portfolio	Master Funds	Percentage Ownership at 11/30/05
International Small Company Portfolio	The Japanese Small Company Series	80%

	The Asia Pacific Small Company Series	85%

	The United Kingdom Small Company Series	91%

	The Continental Small Company Series	89%

The Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

The Portfolio receives its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities and foreign currency, on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio receives an allocation from such taxes when the related income or capital gains are earned by the Master Funds throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Any taxes accrued by the Master Funds are allocated to the Portfolio based on its pro-rata share.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2005, the Portfolio's administrative services fee was accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the master funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, there were no fees waived subject to future reimbursement to the Advisor.

Fees Paid to Officers and Directors:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by the Fund under this arrangement were $107 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2005, the total liability for deferred compensation to Directors was $38 (in thousands) and is included in Accrued Expenses and Other Liabilities.

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
	$6,072	$1,120	$(7,192)
The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$43,366	$37,025	$80,391
2004	32,182	—	32,182

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$2,115	$3,957	$6,072

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$29,598	$118,420	$148,018

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains

Some of the investments held by the Master Funds are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Portfolio are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the Portfolio had received allocations of unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

  Mark to Market  Realized Gains

$6,210	$5,149

At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,094,976	$664,435	$(34,377)	$630,058

F.  Components of Net Assets:

At November 30, 2005, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities, Futures and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets	Number of Shares Authorized
$1,947,333	$9,687	$132,544	$(1,001)	$636,809	$(141)	$2,725,231	200,000,000

G.  Financial Instruments:

In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest, either directly or through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
3.75%	$1,074	31	$3	$4,364

There were no outstanding borrowings under the line of credit at November 30, 2005.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the year ended November 30, 2005.

I.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Other:

At November 30, 2005, there was one Shareholder that held approximately 48% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2006

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return.

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes.

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

  For the Period June 1, 2005 to November 30, 2005

Expense Tables

The Japanese Small Company Series	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,202.70	0.21%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.21%	$1.07
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,112.10	0.26%	$1.38
Hypothetical 5% Annual Return	$1,000.00	$1,023.76	0.26%	$1.32
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,100.60	0.22%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.22%	$1.12
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,103.60	0.23%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.23%	$1.17

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The Japanese Small Company Series

Industrials	29.0%
Consumer Discretionary	22.2
Information Technology	12.2
Materials	10.7
Financials	10.6
Consumer Staples	9.3
Health Care	4.0
Energy	1.1
Utilities	0.6
Other	0.2
Telecommunication Services	0.1
100.0%

The Asia Pacific Small Company Series

Consumer Discretionary	22.2%
Industrials	19.2
Financials	15.4
Materials	13.2
Information Technology	7.2
Health Care	6.9
Energy	6.8
Consumer Staples	5.6
Utilities	1.8
Telecommunication Services	1.1
Other	0.6
100.0%

The United Kingdom Small Company Series

Industrials	28.5%
Consumer Discretionary	19.9
Financials	15.3
Health Care	11.9
Information Technology	8.8
Energy	5.9
Consumer Staples	5.0
Materials	3.4
Telecommunication Services	0.9
Utilities	0.3
Other	0.1
100.0%

The Continental Small Company Series

Industrials	25.7%
Financials	17.6
Consumer Discretionary	16.8
Information Technology	10.9
Health Care	7.8
Materials	7.8
Consumer Staples	6.9
Energy	3.7
Utilities	1.9
Telecommunication Services	0.6
Other	0.3
100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

DECEMBER 31, 2005
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (78.3%)
Industrials — (22.4%)
Amano Corp.	184,000	$3,500,382	0.2%
#* Furukawa Co., Ltd.	1,106,000	2,968,345	0.2%
* JFE Shoji Holdings, Inc.	615,000	3,484,160	0.2%
# Makino Milling Machine Co., Ltd.	282,000	3,104,250	0.2%
Nabtesco Corp.	309,000	3,998,992	0.2%
Nachi-Fujikoshi Corp.	604,000	3,229,240	0.2%
Nissha Printing Co., Ltd.	115,000	3,327,057	0.2%
#* Penta-Ocean Construction Co., Ltd.	1,308,000	2,991,666	0.2%
Ryobi, Ltd.	447,000	3,155,841	0.2%
Sankyu, Inc., Tokyo	730,000	3,789,118	0.2%
Tadano, Ltd.	335,000	3,030,936	0.2%
Tokyo Leasing Co., Ltd.	165,200	3,005,766	0.2%
Toshiba Machine Co., Ltd.	366,000	3,609,113	0.2%
Tsubakimoto Chain Co.	435,000	3,028,408	0.2%
## Other Securities		327,329,615	19.6%
Total Industrials		373,552,889	22.4%
Consumer Discretionary — (17.9%)
Exedy Corp.	129,400	3,615,877	0.2%
Gigas K's Denki Corp.	92,444	3,132,067	0.2%
Joint Corp.	95,000	3,302,136	0.2%
Matsuzakaya Co., Ltd.	445,077	4,151,455	0.3%
# Nippon Seiki Co., Ltd.	156,000	3,191,230	0.2%
Nishimatsuya Chain Co., Ltd.	89,700	4,122,376	0.3%
Nissin Kogyo Co., Ltd.	58,400	3,193,701	0.2%
# Resorttrust, Inc.	95,640	3,406,549	0.2%
Right On Co., Ltd.	76,625	3,666,878	0.2%
#* Sanrio Co., Ltd.	197,800	3,137,865	0.2%
# Sanyo Shokai, Ltd.	349,000	3,730,692	0.2%
Tokyo Dome Corp.	489,000	2,996,445	0.2%
# Tokyotokeiba Co., Ltd.	742,000	3,521,410	0.2%
Toyo Tire & Rubber Co., Ltd.	577,000	3,029,287	0.2%
# Zenrin Co., Ltd.	95,900	3,456,971	0.2%
# Zensho Co., Ltd.	139,000	4,408,275	0.3%
## Other Securities		242,440,257	14.4%
Total Consumer Discretionary		298,503,471	17.9%
Information Technology — (9.5%)
Canon Electronics, Inc.	76,000	2,954,382	0.2%
Hitachi Information Systems, Ltd.	111,400	2,945,700	0.2%
Nichicon Corp.	260,200	3,474,145	0.2%
# Trans Cosmos, Inc.	53,800	4,155,395	0.3%
Uniden Corp.	197,000	3,840,951	0.2%
## Other Securities		140,708,124	8.4%
Total Information Technology		158,078,697	9.5%
Materials — (8.3%)
Sanyo Special Steel Co., Ltd.	332,000	3,674,651	0.2%
Sumitomo Titanium Corp.	39,000	5,822,248	0.4%
## Other Securities		128,828,880	7.7%
Total Materials		138,325,779	8.3%
Financials — (8.2%)
# Central Finance Co., Ltd.	254,000	3,001,218	0.2%
# Cosmo Securities Co., Ltd.	1,099,000	3,204,718	0.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Daibiru Corp.	288,000	$3,361,484	0.2%
Kiyo Bank, Ltd.	1,083,000	3,141,564	0.2%
Minato Bank, Ltd.	965,000	3,773,628	0.2%
Toho Bank, Ltd.	578,000	3,155,721	0.2%
Tokai Tokyo Securities Co., Ltd.	740,250	4,430,139	0.3%
## Other Securities		112,641,066	6.7%
Total Financials		136,709,538	8.2%
Consumer Staples — (7.3%)
Heiwado Co., Ltd.	151,000	3,246,642	0.2%
# Sugi Pharmacy Co., Ltd.	69,600	3,314,811	0.2%
## Other Securities		114,562,250	6.9%
Total Consumer Staples		121,123,703	7.3%
Health Care — (3.2%)
# Kissei Pharmaceutical Co., Ltd.	176,000	3,160,619	0.2%
# Rohto Pharmaceutical Co., Ltd.	298,000	2,964,821	0.2%
Topcon Corp.	120,000	4,155,485	0.3%
#* Toyama Chemicals Co., Ltd.	510,000	3,269,644	0.2%
## Other Securities		39,507,857	2.3%
Total Health Care		53,058,426	3.2%
Energy — (0.9%)
## Total Energy		14,345,425	0.9%
Telecommunication Services — (0.6%)
## Total Telecommunication Services		9,392,664	0.6%
Other — (0.0%)
Total Other		483,732	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (21.7%)
▲ Repurchase Agreement, Mizuho Securities USA 3.60%, 01/03/06 (Collateralized by $513,930,015 U.S. STRIPS, rates ranging from 0% to 7.50%, maturities ranging from 02/15/08 to 08/15/21, valued at $337,620,000) to be repurchased at $331,132,400	$331,000	331,000,000	19.9%
▲ Repurchase Agreement, Deutsche Bank Securities 3.60%, 01/03/06 (Collateralized by $16,490,254 U.S. TIPS 2.00%, 01/15/14, valued at $17,845,747) to be repurchased at $17,502,828	17,496	17,495,830	1.0%
Repurchase Agreement, PNC Capital Markets, Inc. 4.05%, 01/04/06 (Collateralized by $12,659,000 FHLMC Notes 4.00%, 09/22/09, valued at $12,484,939) to be repurchased at $12,306,919	12,300	12,300,000	0.8%
TOTAL TEMPORARY CASH INVESTMENTS		360,795,830	21.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,370,919,387)^		$1,664,370,154	100.0%

  ^  The cost for federal income tax purposes is $1,374,183,169.

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

DECEMBER 31, 2005
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (44.6%)
COMMON STOCKS — (44.5%)
# ABB Grain, Ltd.	389,031	$1,995,238	0.4%
ABC Learning Centres, Ltd.	729,584	3,842,514	0.8%
Adelaide Bank, Ltd.	296,576	2,805,975	0.6%
Adelaide Brighton, Ltd.	1,513,416	2,320,714	0.5%
#* Arrow Pharmaceuticals, Ltd.	2,452,130	5,611,810	1.1%
* Austar United Communications, Ltd.	4,130,450	3,612,119	0.7%
# Australian Pipeline Trust	752,465	2,200,399	0.4%
# Bank of Queensland, Ltd.	270,038	2,913,433	0.6%
Bendigo Bank, Ltd.	367,307	3,145,480	0.6%
# Centennial Coal, Ltd.	815,697	2,285,078	0.5%
# Coates Hire, Ltd.	717,461	2,714,134	0.5%
Corporate Express Australia, Ltd.	508,983	2,239,374	0.5%
# Envestra, Ltd.	2,141,222	1,776,855	0.4%
# Excel Coal, Ltd.	576,610	2,692,059	0.5%
FKP, Ltd.	496,336	1,868,136	0.4%
# Flight Centre, Ltd.	263,233	1,945,553	0.4%
#* Fortescue Metals Group, Ltd.	636,676	2,553,364	0.5%
Futuris Corp., Ltd.	1,834,464	2,602,936	0.5%
# Great Southern Plantations, Ltd.	834,289	1,795,256	0.4%
# Gunns, Ltd.	921,934	2,190,867	0.4%
#* Hardman Resources, Ltd.	1,961,460	2,473,719	0.5%
Healthscope, Ltd.	645,659	2,649,610	0.5%
# Jones (David), Ltd.	1,260,395	2,144,080	0.4%
# Jubilee Mines NL	358,412	1,968,430	0.4%
# MacArthur Coal, Ltd.	482,490	1,814,732	0.4%
Minara Resources, Ltd.	1,335,759	1,850,792	0.4%
Nufarm, Ltd.	287,774	2,436,573	0.5%
#* Oxiana, Ltd.	3,013,469	3,826,020	0.8%
Pacific Brands, Ltd.	1,413,411	2,750,940	0.6%
#* Paladin Resources, Ltd.	1,233,382	1,768,715	0.4%
Paperlinx, Ltd.	1,465,430	4,114,181	0.8%
Primary Health Care, Ltd.	341,067	2,901,304	0.6%
Ramsay Health Care, Ltd.	425,740	2,959,792	0.6%
Reece Australia, Ltd.	251,463	2,766,305	0.6%
Rural Press, Ltd.	244,473	2,031,477	0.4%
Seven Network, Ltd.	354,582	2,157,857	0.4%
SFE Corp., Ltd.	334,655	3,386,713	0.7%
Sims Group, Ltd.	150,718	1,940,229	0.4%
Smorgon Steel Group, Ltd.	2,391,378	2,568,317	0.5%
# Spotless Group, Ltd.	566,495	1,995,586	0.4%
# Ten Network Holdings, Ltd.	1,081,877	2,497,725	0.5%
# Transfield Services, Ltd.	444,810	2,766,173	0.6%
United Group, Ltd.	363,288	3,064,525	0.6%
Other Securities		110,337,882	21.8%
TOTAL COMMON STOCKS		222,282,971	44.5%
PREFERRED STOCKS — (0.1%)
Other Securities		479,704	0.1%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		7,247	0.0%
TOTAL — AUSTRALIA		222,769,922	44.6%
HONG KONG — (20.5%)
COMMON STOCKS — (20.5%)
Giordano International, Ltd.	3,276,000	1,837,124	0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Hengan International Group Co., Ltd.	1,800,000	$2,041,172	0.4%
## Other Securities		98,843,942	19.7%
TOTAL COMMON STOCKS		102,722,238	20.5%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		8,594	0.0%
TOTAL — HONG KONG		102,730,832	20.5%
SINGAPORE — (12.0%)
COMMON STOCKS — (12.0%)
Jaya Holdings, Ltd.	2,733,000	2,032,996	0.4%
Straits Trading Co., Ltd.	1,117,200	1,980,962	0.4%
WBL Corp., Ltd.	647,000	1,895,819	0.4%
## Other Securities		54,225,259	10.8%
TOTAL COMMON STOCKS		60,135,036	12.0%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		7,227	0.0%
TOTAL — SINGAPORE		60,142,263	12.0%
NEW ZEALAND — (4.1%)
COMMON STOCKS — (4.1%)
New Zealand Refining Co., Ltd.	790,890	3,203,248	0.6%
Waste Management NZ, Ltd.	430,471	1,800,467	0.4%
## Other Securities		15,328,137	3.1%
TOTAL COMMON STOCKS		20,331,852	4.1%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		23,763	0.0%
TOTAL — NEW ZEALAND		20,355,615	4.1%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,625	0.0%
PREFERRED STOCKS — (0.0%)
* Other Securities		1,061	0.0%
TOTAL — MALAYSIA		4,686	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (18.8%)
▲ Repurchase Agreement, Mizuho Securities USA 3.60%, 01/03/06 (Collateralized by $144,419,557 U.S. STRIPS, rates ranging from 0% to 9.375%, maturities ranging from 02/15/06 to 02/15/29, valued at $88,740,000) to be repurchased at $87,034,800	$87,000	87,000,000	17.4%
▲ Repurchase Agreement, Deutsche Bank Securities 3.60%, 01/03/06 (Collateralized by $2,997,362 U.S. Treasury Bond 8.875%, 08/15/17, valued at $4,273,752) to be repurchased at $4,191,629	4,190	4,189,953	0.9%
Repurchase Agreement, PNC Capital Markets, Inc. 4.05%, 01/03/06 (Collateralized by $2,622,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,585,948) to be repurchased at $2,548,146	2,547	2,547,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		93,736,953	18.8%
TOTAL INVESTMENTS — (100.0%) (Cost $472,531,217)^		$499,740,271	100.0%

  ^  The cost for federal income tax purposes is $472,581,103.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

DECEMBER 31, 2005
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (97.9%)
Industrials — (29.6%)
Aggreko P.L.C.	873,478	$4,081,037	0.6%
* Ashtead Group P.L.C.	1,268,532	3,966,606	0.6%
Atkins (WS) P.L.C.	335,639	4,270,659	0.6%
*# Avis Europe P.L.C.	3,154,308	3,802,646	0.5%
Bodycote International P.L.C.	1,054,685	4,024,251	0.6%
* Charter P.L.C.	535,144	5,159,269	0.7%
* Cookson Group P.L.C.	622,740	4,550,360	0.7%
Davis Service Group P.L.C.	551,483	4,596,207	0.7%
De La Rue P.L.C.	570,550	4,579,741	0.7%
* Easyjet P.L.C.	1,068,671	6,958,374	1.0%
FKI P.L.C.	1,905,140	3,806,928	0.5%
Forth Ports P.L.C.	147,272	4,063,038	0.6%
Go-Ahead Group P.L.C.	150,627	4,218,487	0.6%
Homeserve P.L.C.	214,834	4,472,876	0.6%
* Invensys P.L.C.	14,316,546	4,548,906	0.6%
Laing (John) P.L.C.	788,527	4,495,157	0.6%
Michael Page International P.L.C.	1,123,179	5,215,527	0.7%
* Morgan Crucible Company P.L.C.	1,125,473	4,623,347	0.7%
* Regus Group P.L.C.	3,183,469	5,764,482	0.8%
SIG P.L.C.	417,391	5,242,713	0.7%
Spirax-Sarco Engineering P.L.C.	260,136	3,945,432	0.6%
Ultra Electronics Holdings P.L.C.	226,846	3,863,795	0.6%
VT Group P.L.C.	590,699	4,305,147	0.6%
Weir Group P.L.C.	689,632	4,489,706	0.6%
Other Securities		100,360,546	14.1%
Total Industrials		209,405,237	29.6%
Consumer Discretionary — (21.6%)
Bellway P.L.C.	356,982	6,918,107	1.0%
Bovis Homes Group P.L.C.	395,324	5,419,874	0.8%
First Choice Holidays P.L.C.	1,254,193	5,392,730	0.8%
Greene King P.L.C.	500,053	6,377,683	0.9%
Redrow P.L.C.	527,956	4,848,499	0.7%
Smith (WH) P.L.C.	595,712	4,458,072	0.6%
Taylor Nelson Sofres P.L.C.	1,210,635	4,671,589	0.7%
## Other Securities		115,143,802	16.1%
Total Consumer Discretionary		153,230,356	21.6%
Financials — (16.9%)
Brixton P.L.C.	952,536	7,079,773	1.0%
Capital & Regional P.L.C.	273,481	4,073,704	0.6%
Collins Stewart Tullett P.L.C.	407,502	4,162,383	0.6%
Derwent Valley Holdings P.L.C.	224,683	5,565,237	0.8%
Great Portland Estates P.L.C.	702,027	5,179,795	0.7%
Hiscox P.L.C.	1,522,744	6,044,556	0.9%
Jardine Lloyd Thompson Group P.L.C.	577,063	4,940,199	0.7%
London Merchant Securities P.L.C.	1,425,531	5,949,739	0.8%
Shaftesbury P.L.C.	572,839	4,549,642	0.6%
## Other Securities		72,029,637	10.2%
Total Financials		119,574,665	16.9%
Information Technology — (9.6%)
Halma P.L.C.	1,448,588	4,683,514	0.7%
Spectris P.L.C.	476,354	5,185,077	0.7%
Other Securities		58,445,595	8.2%
Total Information Technology		68,314,186	9.6%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Energy — (6.0%)
Burren Energy P.L.C.	421,226	$6,622,185	0.9%
* Dana Petroleum P.L.C.	263,634	4,076,310	0.6%
* Premier Oil P.L.C.	273,819	3,829,080	0.6%
Wood Group (John) P.L.C.	1,407,609	4,927,464	0.7%
Other Securities		22,835,764	3.2%
Total Energy		42,290,803	6.0%
Consumer Staples — (5.2%)
Dairy Crest Group P.L.C.	411,682	3,870,722	0.5%
Northern Foods P.L.C.	1,742,847	4,532,180	0.6%
Wolverhampton & Dudley Breweries P.L.C.	260,495	5,694,871	0.8%
Other Securities		23,084,972	3.3%
Total Consumer Staples		37,182,745	5.2%
Health Care — (3.9%)
Isoft Group P.L.C.	737,364	4,941,703	0.7%
## Other Securities		22,855,205	3.2%
Total Health Care		27,796,908	3.9%
Materials — (3.6%)
Total Materials		25,419,709	3.6%
Telecommunication Services — (1.5%)
## Total Telecommunication Services		10,542,443	1.5%
Other — (0.0%)
Total Other		65,788	0.0%
TOTAL COMMON STOCKS		693,822,840	97.9%
RIGHTS/WARRANTS — (0.0%)
* Other — (0.0%)		198	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
▲ Repurchase Agreement, Deutsche Bank Securities 3.60%, 01/03/06 (Collateralized by $4,469,266 U.S. Treasury Bond 8.875%, 08/15/17, valued at $6,372,447) to be repurchased at $6,249,996	$6,247	6,247,497	0.9%
▲ Repurchase Agreement, PNC Capital Markets, Inc. 4.05%, 01/03/06 (Collateralized by $8,769,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,648,426) to be repurchased at $8,523,834	8,520	8,520,000	1.2%
TOTAL TEMPORARY CASH INVESTMENTS		14,767,497	2.1%
TOTAL INVESTMENTS — (100.0%) (Cost $557,876,851)^		$708,590,535	100.0%

  ^  The cost for federal income tax purposes is $557,887,983.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

DECEMBER 31, 2005
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (14.3%)
COMMON STOCKS — (14.3%)
* Actelion, Ltd.	51,203	$4,230,673	0.4%
* Converium Holding AG	504,106	5,563,697	0.5%
* Fischer (Georg) AG, Schaffhausen	11,257	3,844,327	0.3%
Kuoni Reisen Holding AG	8,940	3,685,634	0.3%
Phonak Holding AG	125,848	5,426,815	0.5%
* PSP Swiss Property AG	145,267	6,294,844	0.5%
Rieters Holdings AG	14,786	4,384,174	0.4%
Sig Holding AG	20,338	4,435,906	0.4%
* Sika Finanz AG, Baar	6,686	5,533,142	0.5%
Sulzer AG, Winterthur	12,146	6,436,627	0.6%
*# Unaxis Holding AG	27,910	4,205,786	0.4%
Valiant Holding AG	51,609	4,553,239	0.4%
## Other Securities		106,765,646	9.1%
TOTAL COMMON STOCKS		165,360,510	14.3%
PREFERRED STOCKS — (0.0%)
Other Securities		752,423	0.0%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		14,535	0.0%
TOTAL — SWITZERLAND		166,127,468	14.3%
FRANCE — (12.0%)
COMMON STOCKS — (12.0%)
# Electricite de Strasbourg	23,784	3,818,002	0.3%
Fimalac SA	111,143	6,787,360	0.6%
# NRJ Group	143,499	3,517,483	0.3%
SCOR SA	2,575,766	5,548,335	0.5%
# Somfy SA	22,900	4,894,439	0.4%
## Other Securities		114,275,919	9.9%
TOTAL COMMON STOCKS		138,841,538	12.0%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		8,816	0.0%
TOTAL — FRANCE		138,850,354	12.0%
GERMANY — (10.8%)
COMMON STOCKS — (10.8%)
Bilfinger & Berger Bau AG	77,023	3,691,019	0.3%
K & S Aktiengesellschaft AG	55,500	3,350,119	0.3%
Leoni AG	112,500	3,564,122	0.3%
*# QIAGEN NV	386,783	4,531,699	0.4%
Stada Arzneimittel AG	144,852	4,714,422	0.4%
United Internet AG	92,804	3,552,592	0.3%
## Other Securities		101,546,150	8.8%
TOTAL COMMON STOCKS		124,950,123	10.8%
SWEDEN — (7.6%)
COMMON STOCKS — (7.6%)
* Capio AB	207,100	3,687,592	0.3%
Castellum AB	94,000	3,385,517	0.3%
Eniro AB	288,700	3,638,998	0.3%
Trelleborg AB Series B	202,600	4,042,153	0.4%
## Other Securities		73,638,926	6.3%
TOTAL — SWEDEN		88,393,186	7.6%

THE CONTINENTIAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (7.4%)
COMMON STOCKS — (7.4%)
Aalberts Industries NV	64,707	$3,438,738	0.3%
Boskalis Westminster NV	65,442	4,377,363	0.4%
Buhrmann NV	252,113	3,719,977	0.3%
# Getronics NV	370,179	4,978,650	0.4%
*# Hagemeyer NV	1,576,607	5,120,745	0.4%
Koninklijke Bam Groep NV	52,841	4,430,001	0.4%
Nutreco Holding NV	84,911	3,757,609	0.3%
Oce NV	247,116	3,558,946	0.3%
Stork NV	86,944	3,721,697	0.3%
## Other Securities		49,050,419	4.3%
TOTAL — NETHERLANDS		86,154,145	7.4%
ITALY — (6.2%)
COMMON STOCKS — (6.2%)
*# Valentino Fashion Group SpA	138,000	3,388,590	0.3%
## Other Securities		67,972,185	5.9%
TOTAL — ITALY		71,360,775	6.2%
GREECE — (4.7%)
COMMON STOCKS — (4.7%)
Bank of Greece	43,172	4,832,722	0.4%
Motor Oil (Hellas) Corinth Refineries S.A.	253,240	5,950,950	0.5%
Other Securities		44,207,844	3.8%
TOTAL COMMON STOCKS		54,991,516	4.7%
PREFERRED STOCKS — (0.0%)
Other Securities		13,592	0.0%
TOTAL — GREECE		55,005,108	4.7%
NORWAY — (4.3%)
COMMON STOCKS — (4.3%)
Det Norske Oljeselskap ASA	422,076	3,699,968	0.3%
# Prosafe ASA	88,380	3,748,021	0.3%
## Other Securities		42,817,092	3.7%
TOTAL — NORWAY		50,265,081	4.3%
FINLAND — (3.9%)
COMMON STOCKS — (3.9%)
## Other Securities		44,720,421	3.9%
BELGIUM — (3.8%)
COMMON STOCKS — (3.8%)
Ackermans & Van Haaren SA	67,862	3,700,659	0.3%
Bekaert SA	41,401	3,869,111	0.3%
## Other Securities		36,059,284	3.2%
TOTAL — BELGIUM		43,629,054	3.8%
DENMARK — (3.7%)
COMMON STOCKS — (3.7%)
# East Asiatic Co., Ltd.	37,723	3,549,148	0.3%
## Other Securities		39,191,482	3.4%
TOTAL — DENMARK		42,740,630	3.7%
SPAIN — (3.7%)
COMMON STOCKS — (3.7%)
## Other Securities		42,610,498	3.7%

See accompanying Notes to Financial Statements.

THE CONTINENTIAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.8%)
COMMON STOCKS — (2.8%)
*# Betandwin.com Interactive Entertainment AG	40,984	$4,162,687	0.4%
Boehler-Uddeholm AG	26,152	4,404,703	0.4%
* CA Immobilien Anlagen AG	134,542	3,356,519	0.3%
Uniqa Versicherungen AG	128,000	3,540,366	0.3%
## Other Securities		16,785,172	1.4%
TOTAL COMMON STOCKS		32,249,447	2.8%
IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
DCC P.L.C.	197,116	4,211,522	0.4%
IAWS Group P.L.C.	275,215	3,952,581	0.3%
## Other Securities		21,804,284	1.9%
TOTAL — IRELAND		29,968,387	2.6%
PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
## Other Securities		12,206,289	1.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.2%)
▲ Repurchase Agreement, Mizuho Securities USA 3.60%, 01/03/06 (Collateralized by $212,178,913 U.S. STRIPS, rates ranging from 0% to 11.25%, maturities ranging from 05/15/06 to 02/15/31; U.S. Treasury Bonds, rates ranging from 5.25% to 10.625%, maturities ranging from 02/15/06 to 05/15/30; & U.S. Treasury Notes 2.75%, 06/30/06 & 3.50%, 08/15/09, valued at $126,480,871) to be repurchased at $124,049,600	$124,000	124,000,000	10.7%
▲ Repurchase Agreement, Deutsche Bank Securities 3.60%, 01/03/06 (Collateralized by $3,505,153 U.S. TIPS 2.00%, 01/15/14, valued at $3,793,275) to be repurchased at $3,720,385	3,719	3,718,897	0.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.05%, 01/03/06 (Collateralized by $1,937,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,910,366) to be repurchased at $1,882,847	1,882	1,882,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		129,600,897	11.2%
TOTAL INVESTMENTS — (100.0%) (Cost $845,628,803)^		$1,158,831,863	100.0%

  ^  The cost for federal income tax purposes is $845,629,173.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2005

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (76.3%)
Industrials — (22.1%)
Amano Corp.	184,000	$2,941,600	0.3%
Japan Steel Works, Ltd.	846,000	3,830,379	0.3%
* JFE Shoji Holdings, Inc.	615,000	2,975,323	0.3%
Nabtesco Corp.	309,000	3,444,838	0.3%
Nachi-Fujikoshi Corp.	604,000	2,923,102	0.3%
Nissha Printing Co., Ltd.	115,000	2,822,239	0.3%
Okuma Corp.	359,640	3,222,882	0.3%
Ryobi, Ltd.	447,000	2,728,525	0.2%
# Sankyu, Inc., Tokyo	730,000	3,304,006	0.3%
# Shima Seiki Manufacturing Co., Ltd.	98,300	2,647,611	0.2%
Tokyo Leasing Co., Ltd.	165,200	2,766,406	0.2%
Toshiba Machine Co., Ltd.	366,000	3,256,933	0.3%
Tsubakimoto Chain Co.	435,000	2,813,591	0.3%
UFJ Central Leasing Co., Ltd.	53,000	2,607,517	0.2%
## Other Securities		288,467,063	24.9%
Total Industrials		330,752,015	28.7%
Consumer Discretionary — (17.0%)
# Avex, Inc.	112,900	2,654,782	0.2%
Exedy Corp.	129,400	3,460,194	0.3%
Kanto Auto Works, Ltd.	180,600	2,670,203	0.2%
# Matsuzakaya Co., Ltd.	445,077	3,604,909	0.3%
# Nippon Seiki Co., Ltd.	156,000	2,696,201	0.2%
Nishimatsuya Chain Co., Ltd.	89,700	3,514,466	0.3%
# PanaHome Corp.	408,000	2,601,805	0.2%
# Resorttrust, Inc.	95,640	3,000,781	0.3%
Right On Co., Ltd.	76,625	3,788,947	0.3%
Sanyo Shokai, Ltd.	349,000	2,829,302	0.3%
Toyo Tire & Rubber Co., Ltd.	541,000	2,665,557	0.2%
# Zenrin Co., Ltd.	95,900	3,204,673	0.3%
## Other Securities		218,541,972	19.1%
Total Consumer Discretionary		255,233,792	22.2%
Information Technology — (9.2%)
Canon Electronics, Inc.	71,000	2,701,110	0.2%
Hitachi Information Systems, Ltd.	111,400	2,639,940	0.2%
Hitachi Kokusai Electric, Inc.	258,000	2,682,525	0.2%
# Horiba, Ltd.	100,000	2,791,280	0.2%
# Trans Cosmos, Inc.	53,800	2,716,896	0.2%
Uniden Corp.	197,000	3,725,482	0.3%
Yamatake Corp.	125,700	2,607,363	0.2%
## Other Securities		118,008,831	10.5%
Total Information Technology		137,873,427	12.0%
Materials — (8.2%)
# NOF Corp.	523,000	2,641,093	0.2%
# Sanyo Special Steel Co., Ltd.	432,000	3,173,108	0.3%
Shin-Etsu Polymer Co., Ltd.	212,000	2,966,468	0.3%
# Sumitomo Titanium Corp.	39,000	6,285,690	0.5%
## Other Securities		108,058,424	9.4%
Total Materials		123,124,783	10.7%
Financials — (8.1%)
Akita Bank, Ltd.	511,000	2,726,339	0.2%
Bank of the Ryukyus, Ltd.	74,380	2,629,892	0.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Cosmo Securities Co., Ltd.	1,099,000	$2,843,611	0.2%
# Eighteenth Bank, Ltd.	452,000	2,975,582	0.3%
Kiyo Bank, Ltd.	1,083,000	2,595,515	0.2%
Minato Bank, Ltd.	965,000	3,146,759	0.3%
Toho Bank, Ltd.	578,000	2,971,922	0.3%
Tokai Tokyo Securities Co., Ltd.	740,250	3,044,778	0.3%
Tokyo Tomin Bank, Ltd.	70,500	2,617,700	0.2%
Yamagata Bank, Ltd.	456,000	2,590,785	0.2%
## Other Securities		92,913,479	8.1%
Total Financials		121,056,362	10.5%
Consumer Staples — (7.2%)
Heiwado Co., Ltd.	151,000	2,894,891	0.3%
## Other Securities		105,087,986	9.1%
Total Consumer Staples		107,982,877	9.4%
Health Care — (3.0%)
Mochida Pharmaceutical Co., Ltd.	330,000	2,794,420	0.2%
# Topcon Corp.	120,000	3,530,340	0.3%
## Other Securities		39,305,632	3.5%
Total Health Care		45,630,392	4.0%
Energy — (0.9%)
## Total Energy		12,769,140	1.1%
Telecommunication Services — (0.6%)
Total Telecommunication Services		8,319,176	0.7%
Other — (0.0%)
Total Other		482,705	0.0%
TOTAL COMMON STOCKS		1,143,224,669	99.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (23.7%)
▲ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $6,953,924 U.S. STRIPS 02/15/09, valued at $6,053,359) to be repurchased at $5,934,666	$5,934	5,934,015	0.5%
▲ Repurchase Agreement, Deutsche Bank Securities 3.97%, 12/01/05 (Collateralized by $14,399,000 U.S. Treasury Bond 9.00%, 11/15/18, valued at $20,401,357) to be repurchased at $20,002,206	20,000	20,000,000	1.8%
▲ Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $565,609,575 U.S. STRIPS, rates ranging from 0% to 8.875%, maturities ranging from 02/15/06 to 05/15/30, valued at $331,500,790) to be repurchased at $325,035,840	325,000	325,000,000	28.2%
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $4,863,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,765,740) to be repurchased at $4,695,506	4,695	4,695,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		355,629,015	30.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,327,263,759)		$1,498,853,684	130.2%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2005

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (44.8%)
COMMON STOCKS — (44.7%)
# ABB Grain, Ltd.	389,031	$2,064,717	0.5%
ABC Learning Centres, Ltd.	729,584	3,903,855	1.0%
# Adelaide Bank, Ltd.	284,576	2,779,126	0.7%
Adelaide Brighton, Ltd.	1,513,416	2,288,398	0.6%
Arrow Pharmaceuticals, Ltd.	787,475	1,702,702	0.4%
#* Austar United Communications, Ltd.	3,280,450	2,807,461	0.7%
Australian Pharmaceutical Industries, Ltd.	717,359	1,710,269	0.4%
Australian Pipeline Trust	752,465	2,161,220	0.6%
# Bank of Queensland, Ltd.	270,041	2,945,540	0.8%
Bendigo Bank, Ltd.	367,307	3,249,490	0.8%
# Centennial Coal, Ltd.	738,486	2,175,134	0.6%
# Coates Hire, Ltd.	686,393	2,613,691	0.7%
Corporate Express Australia, Ltd.	479,055	2,157,286	0.6%
# Envestra, Ltd.	2,038,400	1,736,178	0.4%
# Excel Coal, Ltd.	552,310	2,682,663	0.7%
FKP, Ltd.	496,336	1,720,561	0.4%
# Flight Centre, Ltd.	263,233	1,937,141	0.5%
#* Fortescue Metals Group, Ltd.	591,213	2,152,535	0.6%
Futuris Corp., Ltd.	1,834,464	2,663,562	0.7%
# Great Southern Plantations, Ltd.	834,289	1,944,329	0.5%
# Gunns, Ltd.	921,934	1,995,132	0.5%
#* Hardman Resources, Ltd.	1,706,925	2,381,887	0.6%
Healthscope, Ltd.	517,334	2,296,002	0.6%
# Jones (David), Ltd.	1,190,508	2,120,094	0.5%
# Jubilee Mines NL	358,412	1,908,425	0.5%
# MacArthur Coal, Ltd.	482,490	1,898,769	0.5%
# Nufarm, Ltd.	287,774	2,423,310	0.6%
#* Oxiana, Ltd.	3,013,469	3,073,919	0.8%
Pacific Brands, Ltd.	1,312,211	2,770,956	0.7%
#* Paladin Resources, Ltd.	1,233,382	1,906,368	0.5%
Paperlinx, Ltd.	1,465,430	3,690,921	0.9%
Primary Health Care, Ltd.	327,067	2,676,640	0.7%
Ramsay Health Care, Ltd.	425,740	3,089,485	0.8%
Reece Australia, Ltd.	251,463	2,702,427	0.7%
Seven Network, Ltd.	354,582	2,137,885	0.5%
SFE Corp., Ltd.	334,655	3,287,848	0.8%
# Sigma Co., Ltd.	375,345	3,778,026	1.0%
Sims Group, Ltd.	150,718	1,893,092	0.5%
Smorgon Steel Group, Ltd.	2,267,594	2,445,189	0.6%
# Spotless Group, Ltd.	541,495	1,924,987	0.5%
# Ten Network Holdings, Ltd.	1,081,877	2,757,564	0.7%
Transfield Services, Ltd.	444,810	2,589,383	0.7%
United Group, Ltd.	326,858	2,729,995	0.7%
## Other Securities		108,217,992	27.0%
TOTAL COMMON STOCKS		214,092,154	54.1%
PREFERRED STOCKS — (0.1%)
Other Securities		492,556	0.1%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		43,053	0.0%
TOTAL — AUSTRALIA		214,627,763	54.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (20.4%)
COMMON STOCKS — (20.4%)
Giordano International, Ltd.	2,992,000	$1,686,601	0.4%
Hengan International Group Co., Ltd.	1,800,000	1,888,835	0.5%
## Other Securities		94,137,658	23.8%
TOTAL COMMON STOCKS		97,713,094	24.7%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		5,849	0.0%
TOTAL — HONG KONG		97,718,943	24.7%
SINGAPORE — (12.0%)
COMMON STOCKS — (12.0%)
Jaya Holdings, Ltd.	2,733,000	2,004,320	0.5%
Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,723,958	0.4%
Straits Trading Co., Ltd.	1,117,200	1,861,008	0.5%
## Other Securities		51,687,186	13.1%
TOTAL COMMON STOCKS		57,276,472	14.5%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		104,029	0.0%
TOTAL — SINGAPORE		57,380,501	14.5%
NEW ZEALAND — (4.6%)
COMMON STOCKS — (4.6%)
New Zealand Refining Co., Ltd.	812,890	3,259,449	0.8%
Waste Management NZ, Ltd.	430,471	1,888,981	0.5%
## Other Securities		16,729,738	4.2%
TOTAL — NEW ZEALAND		21,878,168	5.5%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,624	0.0%
PREFERRED STOCKS — (0.0%)
* Other Securities		1,041	0.0%
TOTAL — MALAYSIA		4,665	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (18.2%)
▲ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $7,750,692 U.S. STRIPS, 11/15/10, valued at $6,291,152) to be repurchased at $6,167,796	$6,167	6,167,119	1.6%
▲ Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $126,174,227 U.S. STRIPS, maturities ranging from 08/15/06 to 02/15/23, valued at $81,600,000) to be repurchased at $80,008,822	80,000	80,000,000	20.2%
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $956,000 FHLMC Notes 4.00%, 09/22/09, valued at $936,880) to be repurchased at $923,099	923	923,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		87,090,119	22.0%
TOTAL INVESTMENTS — (100.0%) (Cost $455,406,254)		$478,700,159	120.9%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2005

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (98.9%)
Industrials — (30.3%)
Aggreko P.L.C.	873,478	$3,828,696	0.6%
Atkins (WS) P.L.C.	335,639	4,270,593	0.7%
*# Avis Europe P.L.C.	3,154,308	3,776,944	0.6%
Bodycote International P.L.C.	1,028,769	3,892,465	0.6%
Carillion P.L.C.	704,258	3,662,774	0.6%
* Charter P.L.C.	535,144	4,576,793	0.7%
* Cookson Group P.L.C.	622,740	4,114,497	0.6%
Davis Service Group P.L.C.	543,317	4,272,788	0.7%
De La Rue P.L.C.	570,550	4,147,113	0.6%
* Easyjet P.L.C.	1,068,671	6,067,388	0.9%
FKI P.L.C.	1,814,803	3,542,333	0.6%
Forth Ports P.L.C.	147,272	3,722,726	0.6%
Go-Ahead Group P.L.C.	150,627	4,018,169	0.6%
Homeserve P.L.C.	214,834	4,357,649	0.7%
* Invensys P.L.C.	13,306,332	4,016,805	0.6%
Laing (John) P.L.C.	788,527	3,938,244	0.6%
Michael Page International P.L.C.	1,123,179	4,964,627	0.8%
* Morgan Crucible Company P.L.C.	1,125,473	4,455,972	0.7%
* Regus Group P.L.C.	3,183,469	5,203,516	0.8%
SIG P.L.C.	417,391	5,148,649	0.8%
Spirax-Sarco Engineering P.L.C.	260,136	3,890,689	0.6%
Ultra Electronics Holdings P.L.C.	226,846	3,561,602	0.6%
VT Group P.L.C.	590,699	3,916,836	0.6%
Weir Group P.L.C.	689,632	4,448,188	0.7%
Other Securities		94,101,066	14.4%
Total Industrials		195,897,122	30.3%
Consumer Discretionary — (21.2%)
Bellway P.L.C.	356,982	6,340,393	1.0%
Bovis Homes Group P.L.C.	375,474	4,701,650	0.7%
First Choice Holidays P.L.C.	1,254,193	4,632,978	0.7%
Greene King P.L.C.	453,242	5,436,272	0.8%
Pendragon P.L.C.	430,171	3,589,718	0.6%
Redrow P.L.C.	501,817	4,212,449	0.7%
Smith (WH) P.L.C.	586,196	3,955,463	0.6%
## Other Securities		104,219,829	16.1%
Total Consumer Discretionary		137,088,752	21.2%
Financials — (16.2%)
Brixton P.L.C.	952,536	6,638,820	1.0%
Capital & Regional P.L.C.	261,206	3,755,888	0.6%
Collins Stewart Tullett P.L.C.	407,502	4,077,132	0.6%
Derwent Valley Holdings P.L.C.	219,683	5,272,331	0.8%
Great Portland Estates P.L.C.	702,027	4,833,859	0.8%
Hiscox P.L.C.	1,522,744	5,676,541	0.9%
Jardine Lloyd Thompson Group P.L.C.	577,063	4,871,043	0.8%
London Merchant Securities P.L.C.	1,367,187	5,543,138	0.9%
Other Securities		64,306,285	9.8%
Total Financials		104,975,037	16.2%
Information Technology — (9.5%)
Halma P.L.C.	1,415,413	4,146,413	0.6%
Spectris P.L.C.	470,110	4,992,698	0.8%
Other Securities		52,393,472	8.1%
Total Information Technology		61,532,583	9.5%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Energy — (7.3%)
Burren Energy P.L.C.	421,226	$6,591,322	1.0%
* Dana Petroleum P.L.C.	261,198	4,169,082	0.6%
Paladin Resources P.L.C.	1,038,531	6,380,904	1.0%
Wood Group (John) P.L.C.	1,407,609	4,940,744	0.8%
Other Securities		24,865,993	3.9%
Total Energy		46,948,045	7.3%
Consumer Staples — (5.3%)
Dairy Crest Group P.L.C.	411,682	3,563,451	0.6%
Northern Foods P.L.C.	1,742,847	4,619,707	0.7%
Wolverhampton & Dudley Breweries P.L.C.	246,522	5,317,861	0.8%
Other Securities		20,962,869	3.2%
Total Consumer Staples		34,463,888	5.3%
Health Care — (4.2%)
Isoft Group P.L.C.	737,364	4,852,158	0.8%
## Other Securities		22,244,288	3.4%
Total Health Care		27,096,446	4.2%
Materials — (3.6%)
Croda International P.L.C.	451,631	3,514,436	0.6%
Other Securities		19,934,437	3.0%
Total Materials		23,448,873	3.6%
Telecommunication Services — (1.3%)
## Total Telecommunication Services		8,616,875	1.3%
Other — (0.0%)
Total Other		66,172	0.0%
TOTAL COMMON STOCKS		640,133,793	98.9%
RIGHTS/WARRANTS — (0.1%)
* Other Securities		341,648	0.1%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
▲ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $5,882,396 U.S. STRIPS, 05/15/11, valued at $4,647,015) to be repurchased at $4,555,897	$4,555	4,555,397	0.7%
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $2,121,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,078,580) to be repurchased at $2,047,221	2,047	2,047,000	0.3%
TOTAL TEMPORARY CASH INVESTMENTS		6,602,397	1.0%
TOTAL INVESTMENTS — (100.0%) (Cost $519,429,840)		$647,077,838	100.0%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2005

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (14.0%)
COMMON STOCKS — (13.9%)
* Actelion, Ltd.	51,203	$4,985,032	0.5%
* Converium Holding AG	415,436	3,985,338	0.4%
* Fischer (Georg) AG, Schaffhausen	10,581	3,404,824	0.3%
# Kudelski SA	106,944	3,245,002	0.3%
Kuoni Reisen Holding AG	8,800	3,410,157	0.3%
Phonak Holding AG	125,848	5,349,222	0.5%
* PSP Swiss Property AG	145,267	6,189,176	0.6%
Rieters Holdings AG	13,476	3,868,189	0.4%
Sig Holding AG	18,251	3,812,194	0.4%
* Sika Finanz AG, Baar	6,399	4,825,811	0.5%
Sulzer AG, Winterthur	11,528	5,547,000	0.6%
*# Unaxis Holding AG	27,910	3,915,838	0.4%
# Valiant Holding AG	49,473	4,307,006	0.4%
## Other Securities		98,487,133	10.2%
TOTAL COMMON STOCKS		155,331,922	15.8%
PREFERRED STOCKS — (0.1%)
Other Securities		755,963	0.1%
TOTAL — SWITZERLAND		156,087,885	15.9%
FRANCE — (12.6%)
COMMON STOCKS — (12.5%)
# Electricite de Strasbourg	23,784	3,543,776	0.4%
Fimalac SA	111,143	7,072,115	0.7%
# NRJ Group	143,499	3,212,125	0.3%
SCOR SA	2,575,766	5,199,151	0.5%
# Somfy SA	22,900	4,645,221	0.5%
# Taittinger SA	12,700	5,043,257	0.5%
## Other Securities		111,016,958	11.3%
TOTAL COMMON STOCKS		139,732,603	14.2%
RIGHTS/WARRANTS — (0.1%)
* Other Securities		453,468	0.1%
TOTAL — FRANCE		140,186,071	14.3%
GERMANY — (10.5%)
COMMON STOCKS — (10.5%)
Bilfinger & Berger Bau AG	77,023	3,448,410	0.4%
K & S Aktiengesellschaft AG	55,500	3,509,509	0.4%
Leoni AG	112,500	3,553,975	0.4%
*# Qiagen NV	386,783	4,371,835	0.5%
Stada Arzneimittel AG	139,858	4,471,945	0.5%
United Internet AG	92,804	3,299,828	0.3%
## Other Securities		94,378,349	9.4%
TOTAL — GERMANY		117,033,851	11.9%
SWEDEN — (7.3%)
COMMON STOCKS — (7.3%)
* Boliden AB	613,400	3,838,160	0.4%
* Capio AB	183,100	3,225,193	0.3%
Castellum AB	94,000	3,419,904	0.4%
Trelleborg AB Series B	202,600	3,354,580	0.4%
## Other Securities		67,820,461	6.8%
TOTAL — SWEDEN		81,658,298	8.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (7.2%)
COMMON STOCKS — (7.2%)
Aalberts Industries NV	64,707	$3,236,246	0.3%
Boskalis Westminster NV	65,442	3,775,311	0.4%
Buhrmann NV	252,113	3,330,049	0.3%
# Getronics NV	341,904	4,110,904	0.4%
*# Hagemeyer NV	1,576,607	4,356,507	0.4%
Koninklijke Bam Groep NV	52,841	4,719,781	0.5%
Nutreco Holding NV	82,141	3,530,222	0.4%
Oce NV	247,116	3,517,749	0.4%
Stork NV	86,944	3,269,210	0.3%
## Other Securities		46,693,953	4.8%
TOTAL — NETHERLANDS		80,539,932	8.2%
ITALY — (6.0%)
COMMON STOCKS — (6.0%)
*# Valentino Fashion Group SpA	138,000	3,322,386	0.4%
## Other Securities		63,884,359	6.4%
TOTAL — ITALY		67,206,745	6.8%
GREECE — (4.6%)
COMMON STOCKS — (4.6%)
Bank of Greece	43,172	4,791,763	0.5%
Motor Oil (Hellas) Corinth Refineries S.A.	343,240	7,461,653	0.8%
Other Securities		39,388,652	4.0%
TOTAL COMMON STOCKS		51,642,068	5.3%
PREFERRED STOCKS — (0.0%)
Other Securities		13,031	0.0%
TOTAL — GREECE		51,655,099	5.3%
NORWAY — (3.8%)
COMMON STOCKS — (3.8%)
# Tomra Systems ASA	461,928	3,227,340	0.3%
## Other Securities		39,733,889	4.1%
TOTAL — NORWAY		42,961,229	4.4%
DENMARK — (3.8%)
COMMON STOCKS — (3.8%)
East Asiatic Co., Ltd.	37,723	3,410,364	0.4%
## Other Securities		39,054,706	3.9%
TOTAL — DENMARK		42,465,070	4.3%
SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
## Other Securities		42,317,985	4.3%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		30,470	0.0%
TOTAL — SPAIN		42,348,455	4.3%
FINLAND — (3.8%)
COMMON STOCKS — (3.8%)
## Other Securities		41,852,519	4.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BELGIUM — (3.7%)
COMMON STOCKS — (3.7%)
Ackermans & Van Haaren SA	67,862	$3,806,580	0.4%
Bekaert SA	41,401	3,266,927	0.3%
## Other Securities		33,814,041	3.5%
TOTAL — BELGIUM		40,887,548	4.2%
IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
DCC P.L.C.	197,116	3,544,124	0.4%
IAWS Group P.L.C.	275,215	3,865,697	0.4%
Other Securities		23,928,249	2.4%
TOTAL — IRELAND		31,338,070	3.2%
AUSTRIA — (2.7%)
COMMON STOCKS — (2.7%)
*# Betandwin.com Interactive Entertainment AG	40,984	3,408,489	0.4%
Boehler-Uddeholm AG	26,152	4,255,087	0.4%
* CA Immobilien Anlagen AG	134,542	3,339,606	0.3%
## Other Securities		18,648,126	1.9%
TOTAL COMMON STOCKS		29,651,308	3.0%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		497	0.0%
TOTAL — AUSTRIA		29,651,805	3.0%
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
## Other Securities		11,897,160	1.2%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (12.3%)
▲ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $17,189,638 U.S. STRIPS, 02/15/09, valued at $14,963,503) to be repurchased at $14,670,100	$14,668	14,668,491	1.5%
▲ Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $188,974,833 U.S. STRIPS, rates ranging from 0% to 6.25%, maturities ranging from 11/15/06 to 08/15/23, valued at $122,400,001) to be repurchased at $120,013,233	120,000	120,000,000	12.2%
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $2,149,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,106,020) to be repurchased at $2,074,224	2,074	2,074,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		136,742,491	13.9%
TOTAL INVESTMENTS — (100.0%) (Cost $838,397,270)		$1,114,512,228	113.5%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

(Amounts in thousands)

(Unaudited)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $334,006, $80,193, $5,782 and $120,434 of securities on loan, respectively)	$1,303,574	$406,003	$693,823	$1,029,231
Temporary Cash Investment at Value	360,796	93,737	14,768	129,601
Foreign Currencies at Value	8,235	1,287	6,199	5,400
Cash	15	25	16	16
Receivables:
Investment Securities Sold	—	430	—	637
Dividends, Interest and Tax Reclaims	690	797	1,433	1,206
Securities Lending	516	88	5	131
Fund Shares Sold	—	17	6,000	—
Total Assets	1,673,826	502,384	722,244	1,166,222
LIABILITIES:
Payables:
Upon Return of Securities Loaned	348,496	91,190	6,247	127,719
Fund Shares Redeemed	11	—	1	150
Investment Securities Purchased	16,555	2,721	14,238	5,385
Due to Advisor	104	33	56	84
Accrued Expenses and Other Liabilities	112	62	66	115
Total Liabilities	365,278	94,006	20,608	133,453
NET ASSETS	$1,308,548	$408,378	$701,636	$1,032,769

Investments at Cost	$1,010,123	$378,794	$543,110	$716,028

Temporary Cash Investments at Cost	$360,796	$93,737	$14,768	$129,601

Foreign Currencies at Cost	$8,214	$1,274	$6,252	$5,388

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 2005

(Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $326,167, $76,239, $4,185 and $125,124 of securities on loan, respectively)	$1,143,225	$391,610	$640,476	$977,770
Temporary Cash Investments at Value	355,629	87,090	6,602	136,742
Foreign Currencies at Value	2,200	1,789	776	1,601
Cash	15	16	16	15
Receivables:
Investment Securities Sold	1,643	2,254	412	2,667
Dividends, Interest and Tax Reclaims	3,246	1,897	983	1,206
Securities Lending Income	454	86	4	147
Fund Shares Sold	838	—	—	350
Prepaid Expenses and Other Assets	1	—	1	1
Total Assets	1,507,251	484,742	649,270	1,120,499
LIABILITIES:
Payables:
Upon Return of Securities Loaned	350,934	86,167	4,555	134,668
Investment Securities Purchased	4,688	2,558	1,559	3,702
Due to Advisor	94	32	52	81
Accrued Expenses and Other Liabilities	106	62	66	110
Total Liabilities	355,822	88,819	6,232	138,561
NET ASSETS	$1,151,429	$395,923	$643,038	$981,938

Investments at Cost	$971,635	$368,316	$512,828	$701,655

Temporary Cash Investments at Cost	$355,629	$87,090	$6,602	$136,742

Foreign Currencies at Cost	$2,202	$1,788	$790	$1,594

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2005

  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $784, $334, $0 and $2,704, respectively)	$10,405	$15,440	$16,687	$18,376
Interest	204	80	133	190
Income from Securities Lending	4,174	866	74	1,966
Total Investment Income	14,783	16,386	16,894	20,532
Expenses
Investment Advisory Services Fees	857	356	495	856
Accounting & Transfer Agent Fees	651	399	484	654
Custodian Fees	286	186	102	455
Legal Fees	4	2	2	4
Audit Fees	8	3	5	8
Shareholders' Reports	7	—	4	7
Trustees' Fees & Expenses	10	4	5	8
Other	30	8	10	29
Total Expenses	1,853	958	1,107	2,021
Net Investment Income (Loss)	12,930	15,428	15,787	18,511
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	24,072	15,727	14,748	98,606
Net Realized Gain (Loss) on Foreign Currency Transactions	(553)	33	(335)	(312)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	202,804	77	30,824	17,382
Translation of Foreign Currency Denominated Amounts	(324)	(11)	(3)	(163)
Net Realized and Unrealized Gain (Loss)	225,999	15,826	45,234	115,513
Net Increase (Decrease) in Net Assets Resulting from Operations	$238,929	$31,254	$61,021	$134,024

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,930	$6,488	$15,428	$7,693	$15,787	$7,631	$18,511	$11,410
Net Realized Gain (Loss) on Investment Securities Sold	24,072	4,671	15,727	8,924	14,748	7,907	98,606	20,346
Net Realized Gain (Loss) on Foreign Currency Transactions	(553)	(28)	33	69	(335)	(42)	(312)	114
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	202,804	101,600	77	37,804	30,824	56,621	17,382	139,855
Translation of Foreign Currency Denominated Amounts	(324)	127	(11)	16	(3)	(12)	(163)	(20)
Net Increase (Decrease) in Net Assets Resulting from Operations	238,929	112,858	31,254	54,506	61,021	72,105	134,024	171,705
Transactions in Interest:
Contributions	327,851	214,817	96,480	82,852	215,506	148,279	232,255	70,258
Withdrawals	(20,483)	(6,242)	(14,810)	(11,124)	(11,252)	(3,538)	(38,985)	(35,726)
Net Increase (Decrease) from Transactions in Interest	307,368	208,575	81,670	71,728	204,254	144,741	193,270	34,532
Total Increase (Decrease) in Net Assets	546,297	321,433	112,924	126,234	265,275	216,846	327,294	206,237
Net Assets
Beginning of Period	605,132	283,699	282,999	156,765	377,763	160,917	654,644	448,407
End of Period	$1,151,429	$605,132	$395,923	$282,999	$643,038	$377,763	$981,938	$654,644

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
Total Return	31.03%	32.73%	47.87%	(9.62)%	(13.51)%	9.30%	27.40%	61.47%	7.28%	2.84%
Net Assets, End of Period (thousands)	$1,151,429	$605,132	$283,699	$195,047	$196,187	$395,923	$282,999	$156,765	$121,637	$130,554
Ratio of Expenses to Average Net Assets	0.22%	0.27%	0.28%	0.27%	0.28%	0.27%	0.32%	0.31%	0.32%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.45%	1.41%	1.26%	1.41%	4.33%	3.82%	3.35%	3.77%	3.69%
Portfolio Turnover Rate	6%	5%	16%	5%	9%	10%	11%	15%	26%	10%
	The United Kingdom Small Company Series					The Continental Small Company Series
	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
Total Return	12.88%	29.68%	44.65%	(4.67)%	(4.89)%	18.97%	36.57%	52.86%	3.22%	(5.43)%
Net Assets, End of Period (thousands)	$643,038	$377,763	$160,917	$98,899	$96,741	$981,938	$654,644	$448,407	$263,068	$210,337
Ratio of Expenses to Average Net Assets	0.22%	0.27%	0.26%	0.26%	0.27%	0.24%	0.26%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.70%	3.25%	3.03%	2.86%	2.16%	2.09%	2.49%	2.22%	2.73%
Portfolio Turnover Rate	12%	7%	7%	6%	14%	18%	9%	11%	12%	12%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which four are included in this report (the "Portfolios"):

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

Effective September 15, 2005, The Pacific Rim Small Company Series changed its name to The Asia Pacific Small Company Series.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

The Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolios price their shares at the close of the NYSE, the Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When a Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Portfolios are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2005, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10	of 1%

The Asia Pacific Small Company Series	0.10	of 1%

The United Kingdom Small Company Series	0.10	of 1%

The Continental Small Company Series	0.10	of 1%

Fees Paid to Officers and Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2005, the total related amounts paid by the Trust under this arrangement were $93 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$15

The Asia Pacific Small Company Series	6

The United Kingdom Small Company Series	9

The Continental Small Company Series	15

E.  Purchases and Sales of Securities:

For the year ended November 30, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
The Japanese Small Company Series	$375,246	$50,988
The Asia Pacific Small Company Series	135,680	35,895
The United Kingdom Small Company Series	282,022	58,602
The Continental Small Company Series	365,937	153,448

There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2005.

F.  Federal Income Taxes:

The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Some of the Portfolios' investments are in securities considered to be "passive foreign investment companies". During the year ended November 30, 2005, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (amounts in thousands):

	Mark to Market	Realized Gains
The Japanese Small Company Series	$3,748	$1,344
The Asia Pacific Small Company Series	1,229	1,634
The United Kingdom Small Company Series	2,166	33
The Continental Small Company Series	835	4,008

At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
The Japanese Small Company Series	$1,334,276	$264,225	$(99,647)	$164,578
The Asia Pacific Small Company Series	456,685	93,313	(71,298)	22,015
The United Kingdom Small Company Series	521,607	162,792	(37,321)	125,471
The Continental Small Company Series	839,232	315,876	(40,596)	275,280

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Japanese Small Company Series	3.15%	$200	1	—	$200
The Asia Pacific Small Company Series	3.99%	308	5	—	340
The United Kingdom Small Company Series	3.80%	1,192	10	$1	2,700
The Continental Small Company Series	4.78%	1,913	4	1	6,452

There were no outstanding borrowings under the line of credit at November 30, 2005.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the year ended November 30, 2005.

I.  Securities Lending:

As of November 30, 2005, some of the Trusts' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of foreign securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

J.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
The DFA Investment Trust Company

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series (formerly The Pacific Rim Small Company Series), The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2006

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	79 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	79 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company). Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	79 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	DFA ITC - since 2003 DFA IDG - since 2003 DFA DIG - since 2003 DEM - since 2003	79 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management. Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 2775 Sand Hill Rd Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	79 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange, Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds. Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 1101 East 58th Street, Chicago, IL 60637 Date of Birth: 4/30/53	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	79 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago, Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors**

David G. Booth
Chairman, Director, Chief Executive Officer, Chief Investment Officer and President of DFAIDG, DIG and DEM. Chairman,
Trustee, Chief Executive
Officer, Chief Investment
Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Date of Birth: 12/02/46	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	79 portfolios in 4 investment companies	Chairman, Director, Chief Executive Officer, Chief Investment Officer and President of Dimensional Fund Advisors Inc., DFA Securities Inc., DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, Chief Investment Officer and President of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/1/2003 except for Dimensional Fund Advisors Canada Inc., which was from 6/17/2003.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield* Chairman and Director of DFAIDG, DIG and DEM. Trustee and Chairman of DFAITC. 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	79 portfolios in 4 investment companies	Chairman and Director (and prior to 1/1/2003, Chief Investment Officer) of Dimensional Fund Advisors Inc., DFA Securities Inc., DFAIDG, DIG and DEM, Chairman, Trustee (and prior to 1/1/2003, Chief Investment Officer) of DFAITC. Director and formerly President of Dimensional Fund Advisors Ltd., Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Director, St. Louis Art Institute.

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

  **  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Date of Birth: 7/1/71	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Date of Birth: 1/4/66	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Date of Birth: 11/7/55	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Vice President and Assistant Secretary Date of Birth: 1/24/67	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

Stephen A. Clark Vice President Date of Birth: 8/20/72	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001); and Associate of US Bancorp Piper Jaffrey (September 1999 to September 2000) and an Analyst and later an Associate of John Nuveen & Co. (August 1997 to September 1999).

Truman A. Clark Vice President Date of Birth: 4/8/41	Since 1996	Vice President of all the DFA Entities, Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christopher S. Crossan Vice President Date of Birth: 12/21/65	Since 2004	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004); Branch Chief, Investment Company and Investment Advisor Inspections, Securities and Exchange Commission (April 1994 to August 2000).

James L. Davis Vice President Date of Birth: 11/29/56	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd, Formerly at Kansas State University. Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere Vice President Date of Birth: 10/8/57	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Vice President Date of Birth: 3/18/70	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional. Formerly, Vice President of DFA Australia Limited.

Richard A. Eustice Vice President and Assistant Secretary Date of Birth: 8/5/65	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Date of Birth: 1/21/61	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Gretchen A. Flicker Vice President Date of Birth: 6/9/71	Since 2004	Vice President of all DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Date of Birth: 11/24/61	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Vice President Date of Birth: 9/22/67	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Kamyab Hashemi-Nejad Vice President, Controller and Assistant Treasurer Date of Birth: 1/22/61	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..

Kevin Hight Vice President Date of Birth: 11/13/67	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Date of Birth: 11/29/67	Since 2004	Vice President of all DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Date of Birth: 11/8/73	Since 2004	Vice President of all DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating Vice President Date of Birth: 12/21/54	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Date of Birth: 11/7/71	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Date of Birth: 7/11/67	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Juliet Lee Vice President Date of Birth: 1/12/71	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Heather H. Mathews Vice President Date of Birth: 12/12/69	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Date of Birth: 2/9/60	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Catherine L. Newell Vice President and Secretary Date of Birth: 5/7/64	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya K. Park Vice President Date of Birth: 6/28/72	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Date of Birth: 10/26/61	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Vice President Date of Birth: 1/28/67	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Date of Birth: 5/18/71	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Vice President, Chief Financial Officer and Treasurer Date of Birth: 10/12/55	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Director, Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds, plc (January 2002).

David E. Schneider Vice President Santa Monica, CA Date of Birth: 1/26/46	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Jeanne C. Sinquefield, Ph.D.* Executive Vice President Date of Birth: 12/2/46	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith Vice President Date of Birth: 5/26/56	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Date of Birth: 6/8/63	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Date of Birth: 11/10/47	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Date of Birth: 3/25/73	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Date of Birth: 3/10/66	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Carol W. Wardlaw Vice President Date of Birth: 8/7/58	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Weston J. Wellington Vice President Date of Birth: 3/1/51	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Date of Birth: 3/3/45	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

  NOTICE TO SHAREHOLDERS
  (Unaudited)

For shareholders that do not have a November 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2004 to November 30, 2005, the Portfolio is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying Dividend Income(1)	Foreign Tax Credit(2)
International Small Company Portfolio	48.87%	3.73%	47.40%	100.00%	63.00%	5.56%

(1)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of the fund to designate the maximum amount permitted by law.

(2)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of Investment company taxable income (the total of net investment income and short-term capital gain).

[THIS PAGE INTENTIONALLY LEFT BLANK]

PORTFOLIOS OF INVESTMENTS

SA Fixed Income Fund

SA U.S. Market Fund

SA U.S. HBtM Fund

SA U.S. Small Company Fund

SA International HBtM Fund

SA International Small Company Fund

LWI Financial Inc. ■ 3055 Olin Avenue, Suite 2000 ■ San Jose, California 95128 ■ 800.366.7266

SA Funds are sponsored by LWI Financial Inc. and distributed by Loring Ward Securities Inc., member NASD/SIPC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Disclosure of Audit Committees for Listed Companies.

Not applicable to the registrant.

Item 6. Schedule of Investments.

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2005 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES - 96.8%

Austria - 4.5%
ASFINAG, 3.250%, 10/19/09	EUR	$4,000,000	$4,766,784
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	1,020,000,000	9,060,685
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	6,334,014
			20,161,483

Belgium - 2.7%
Belgium Kingdom, 3.000%, 3/28/10	EUR	10,000,000	11,812,252

Canada - 10.2%
Canada Housing Trust, 4.650%, 9/15/09	CAD	14,000,000	12,264,934
Government of Canada, 4.250%, 9/01/09	CAD	9,100,000	7,898,530
Province of Britsh Columbia, 6.375%, 8/23/10	CAD	13,850,000	13,038,802
Province of Ontario, 6.200%, 11/19/09	CAD	13,000,000	12,010,241
			45,212,507

Denmark - 2.7%
Kingdom of Denmark, 4.000%, 8/15/08	DKK	73,000,000	11,902,238

Finland - 1.8%
Republic of Finland, 4.750%, 3/06/07	USD	8,197,000	8,188,098

France - 9.4%
Caisse d’Amortissement de la Dette Sociale, 3.125%, 7/12/10	EUR	9,300,000	11,033,797
Dexia Credit Local, 5.500%, 1/21/09	USD	4,600,000	4,723,248
ERAP, 3.750%, 4/25/10	EUR	3,600,000	4,378,868
Republic of France, 2.500%, 7/12/10	EUR	9,700,000	11,224,233
Total Capital SA, 3.500%, 1/05/09	USD	7,200,000	6,969,031
UNEDIC, 3.000%, 2/02/10	EUR	3,000,000	3,545,494
			41,874,671

Germany - 12.8%
Bayerische Landesbank, 5.750%, 6/02/10	EUR	9,800,000	12,842,849
Bundesobligation, 2.500%, 10/08/10	EUR	8,200,000	9,471,077
DSL Bank AG, 1.750%, 10/07/09	JPY	340,000,000	3,007,408
KfW Bankengruppe, 1.850%, 9/20/10	JPY	850,000,000	7,575,896
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	371,287
KfW International Finance, Inc., 1.750%, 3/23/10	JPY	100,000,000	886,549
Landeskreditbank Baden-Wuerttemberg - Foerderbank, 4.500%, 1/26/09	CAD	4,130,000	3,570,191
Landwirtschaftliche Rentenbank, 4.250%, 9/01/09	CAD	13,100,000	11,315,605
Westdeutsche Landesbank, 6.050%, 1/15/09	USD	7,500,000	7,732,012
			56,772,874

Japan - 4.3%
Toyota Credit Canada Inc., 4.250%, 6/17/09	CAD	4,900,000	4,201,808
Toyota Credit Canada, Inc., 4.750%, 6/29/09	CAD	2,800,000	2,445,194
Toyota Motor Credit Corp., 0.550%, 6/30/10	JPY	1,200,000,000	10,057,717

Toyota Motor Credit Corp., 4.000%, 2/12/10	EUR	2,000,000	2,443,568
			19,148,287

Netherlands - 8.4%
Bank Nederlandse Gemeenten NV, 3.000%, 4/15/10	EUR	6,800,000	8,025,608
Bank Nederlandse Gemeenten NV, 5.625%, 10/25/10	EUR	3,800,000	5,001,804
Netherlands Government, 5.500%, 7/15/10	EUR	10,600,000	13,835,951
Rabobank Nederland - Cooperative Centrale Raiffeisen-Boerenleenbank B.A., 4.250%, 1/05/09	CAD	12,200,000	10,461,949
			37,325,312

Norway - 2.8%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	395,000,000	3,508,155
Eksportfinans ASA, 4.375%, 7/15/09	USD	8,830,000	8,722,362
			12,230,517

Spain - 1.8%
Instituto de Credito Oficial, 3.875%, 7/15/09	USD	8,100,000	7,900,521

Supranational - 7.8%
Asian Development Bank, 5.9475%, 5/20/09	USD	8,500,000	8,822,873
European Investment Bank, 4.000%, 4/15/09	SEK	25,000,000	3,236,085
European Investment Bank, 5.625%, 10/15/10	EUR	7,500,000	9,846,297
Interamerican Development Bank, 1.900%, 7/08/09	JPY	740,000,000	6,572,365
Interamerican Development Bank, 5.625%, 6/29/09	CAD	6,700,000	6,058,876
			34,536,496

Sweden - 5.1%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	8,152,564
Government of Sweden, 4.000%, 12/01/09	SEK	73,000,000	9,515,647
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	5,190,923
			22,859,134

United Kingdom - 5.0%
BP Canada Finance Co., 3.625%, 1/15/09	USD	4,525,000	4,390,137
Glaxosmithkline Capital Kabuskiki Kaisha, 3.250%, 6/03/09	EUR	7,300,000	8,682,497
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	7,600,000	9,014,220
			22,086,854

United States - 17.5%
Federal Farm Credit Bank, 3.625%, 10/24/08	USD	5,000,000	4,861,325
Federal Home Loan Bank, 2.750%, 11/15/06	USD	8,000,000	7,867,416
Federal Home Loan Bank, 3.750%, 1/16/07	USD	2,200,000	2,177,925
Federal Home Loan Mortgage Corp., 3.750%, 11/15/06	USD	3,000,000	2,975,682
Federal Home Loan Mortgage Corp., 5.750%, 9/15/10	EUR	10,000,000	13,171,288
GE Capital Canada Funding Co., 3.650%, 6/07/10	CAD	10,000,000	8,409,623
General Electric Capital Corp., 1.750%, 2/12/10	CHF	9,000,000	6,798,920
General Electric Capital Corp., 2.750%, 8/17/10	SEK	15,000,000	1,837,198
General Electric Capital Corp., 3.250%, 1/28/10	SEK	22,000,000	2,759,738
Pfizer, Inc., 5.625%, 4/15/09	USD	6,100,000	6,255,611
Procter & Gamble Co., 6.875%, 9/15/09	USD	6,400,000	6,845,222
US Bank N.A., 3.400%, 3/02/09	USD	6,800,000	6,514,672

Wells Fargo & Co., 3.125%, 4/01/09	USD	7,500,000	7,109,745
			77,584,365
TOTAL BONDS AND NOTES
(Identified Cost $435,676,833)			429,595,609

SHARES
SHORT-TERM INVESTMENTS - 0.4%

United States - 0.4%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		1,676,153	1,676,153
			1,676,154
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,676,154)			1,676,154

Total Investments - 97.2%
(Identified Cost $437,352,987)#			431,271,763
Cash and Other Assets, Less Liabilities — 2.8%			12,582,111
Net Assets — 100%			$443,853,874

See Notes to Financial Statements.

SA Fixed Income Fund

†	See Note 1.
#

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $437,352,987. Net unrealized depreciation aggregated $6,081,224 of which $5,647,814 related to appreciated investment securities and $11,729,038 related to depreciated investment securities.

Ten Largest Industry Holdings at December 31, 2005
(As a percentage of Net Assets):

Industry	Percentage
Financial Services	15.6%
Banks	10.8%
Foreign Government/Agency – Canada	10.3%
Foreign Government/Agency – Germany	10.3%
Supranational Organizations	7.9%
Government Agency	7.1%
Foreign Government/Agency – Sweden	5.2%
Foreign Government/Agency – Austria	4.6%
Foreign Government/Agency – France	4.4%
Foreign Government/Agency – Netherlands	4.3%

Key to Abbreviations:

CAD-Canadian Dollar

DKK-Danish Kroner

EUR-Euro Currency

JPY-Japanese Yen

SEK-Swedish Krona

USD-U.S. Dollar

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2005 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS - 99.0%

Advertising - 0.2%
aQuantive, Inc.*	1,800	$45,432
Getty Images, Inc.*	1,600	142,832
Interpublic Group of Cos., Inc.*	13,570	130,951
Lamar Advertising Co. Class A*	2,300	106,122
Omnicom Group, Inc.	5,200	442,676
		868,013

Aerospace/Defense - 1.7%
AAR Corp.*	1,100	26,345
Alliant Techsystems, Inc.*	875	66,648
Armor Holdings, Inc.*	400	17,060
BE Aerospace, Inc.*	2,400	52,800
Boeing Co.	26,400	1,854,336
Ceradyne, Inc.*	300	13,140
Curtiss-Wright Corp.	38	2,075
DRS Technologies, Inc.	500	25,710
Engineered Support Systems, Inc.	450	18,738
General Dynamics Corp.	5,200	593,060
Goodrich Corp.	3,100	127,410
Hexcel Corp.*	2,100	37,905
Honeywell International, Inc.	28,700	1,069,075
Northrop Grumman Corp.	11,444	687,899
Orbital Sciences Corp.*	200	2,568
Raytheon Co.	14,400	578,160
Rockwell Collins	5,700	264,879
Teledyne Technologies, Inc.*	1,700	49,470
Triumph Group, Inc.*	200	7,322
United Technologies Corp.	32,600	1,822,666
		7,317,266

Agricultural Operations - 0.2%
AGCO Corp.*	2,600	43,082
Delta & Pine Land Co.	500	11,505
Monsanto Co.	8,017	621,558
UAP Holding Corp.	2,200	44,924
		721,069

Airlines - 0.2%
AirTran Holdings, Inc.*	2,400	38,472
Alaska Air Group, Inc.*	700	25,004
AMR Corp.*	5,200	115,596
Continental Airlines, Inc. Class B*	2,000	42,600
ExpressJet Holdings, Inc.*	700	5,663
JetBlue Airways Corp.*	3,750	57,675
SkyWest, Inc.	1,900	51,034
Southwest Airlines Co.	25,200	414,036
		750,080

Appliances - 0.0%
Maytag Corp.	1,400	26,348
Whirlpool Corp.	1,700	142,392
		168,740

Auto & Related - 0.8%
Aaron Rents, Inc.	500	10,540
Adesa, Inc.	2,200	53,724
Advance Auto Parts, Inc.*	3,700	160,802
American Axle & Manufacturing Holdings, Inc.	1,100	20,163
ArvinMeritor, Inc.	2,100	30,219
Asbury Automotive Group, Inc.*	900	14,814
AutoZone, Inc.*	2,000	183,500
BorgWarner, Inc.	1,200	72,756
CarMax, Inc.*	3,573	98,901
CSK Auto Corp.*	500	7,540
Cummins Engine Co., Inc.	1,200	107,676
Dana Corp.	4,500	32,310
Dollar Thrifty Automotive Group, Inc.*	500	18,035
Ford Motor Co.	52,800	407,616
General Motors Corp.	17,800	345,676
Harley-Davidson, Inc.	9,300	478,857
Johnson Controls, Inc.	5,300	386,423
Lear Corp.	1,700	48,382
Monaco Coach Corp.	400	5,320
Navistar International Corp.*	1,800	51,516
O’Reilly Automotive, Inc.*	3,600	115,236
Oshkosh Truck Corp.	1,600	71,344
PACCAR, Inc.	4,825	334,035
Proliance International, Inc.*	94	497
Rent-A-Center, Inc.*	1,850	34,891
Superior Industries International, Inc.	300	6,678
Tenneco Automotive, Inc.*	500	9,805
Thor Industries, Inc.	1,600	64,112
TRW Automotive Holdings Corp.*	2,800	73,780
United Auto Group, Inc.	600	22,920
United Rentals, Inc.*	2,200	51,458
Visteon Corp.	3,600	22,536
Wabash National Corp.	300	5,715
Winnebago Industries, Inc.	400	13,312
		3,361,089

Banks/Savings & Loans - 5.3%
Accredited Home Lenders Holding Co.*	100	4,958
Alabama National BanCorp.	300	19,428
AMCORE Financial, Inc.	500	15,205
Associated Banc-Corp.	4,619	150,348
Astoria Financial Corp.	3,700	108,780
BancorpSouth, Inc.	2,700	59,589
Bank of America Corp.	136,466	6,297,906
Bank of New York Co., Inc.	26,200	834,470
BankAtlantic Bancorp, Inc. Class A	1,200	16,800
BankUnited Financial Corp. Class A	500	13,285

BB&T Corp.	18,579	778,646
BOK Financial Corp.	2,242	101,854
Boston Private Financial Holdings, Inc.	300	9,126
Brookline Bancorp, Inc.	1,500	21,255
Capitol Federal Financial	2,500	82,350
Cathay Bancorp, Inc.	950	34,143
Central Pacific Financial Corp.	300	10,776
Chemical Financial Corp.	315	10,004
Chittenden Corp.	1,625	45,191
City National Corp.	1,200	86,928
Comerica, Inc.	4,800	272,448
Commerce Bancshares, Inc.	1,876	97,777
Community Bank Systems, Inc.	400	9,020
Compass Bancshares, Inc.	3,400	164,186
Corus Bankshares, Inc.	800	45,016
CVB Financial Corp.	1,758	35,705
Dime Community Bancshares	600	8,766
Downey Financial Corp.	300	20,517
East West Bancorp, Inc.	1,200	43,788
Fifth Third Bancorp	18,837	710,532
First Charter Corp.	600	14,196
First Community Bancorp	200	10,874
First Financial Bancorp	630	11,038
First Horizon National Corp.	3,400	130,696
First Niagara Financial Group, Inc.	3,500	50,645
First Republic Bank	300	11,103
FirstFed Financial Corp.*	300	16,356
Flagstar Bancorp, Inc.	1,200	17,280
FNB Corp.	1,851	32,133
Frontier Financial Corp.	1,000	32,000
Fulton Financial Corp.	4,488	78,989
Glacier Bancorp, Inc.	250	7,513
Golden West Financial Corp.	9,800	646,800
Greater Bay Bancorp	900	23,058
Hancock Holding Co.	400	15,124
Hanmi Financial Corp.	1,407	25,129
Harbor Florida Bancshares, Inc.	300	11,115
Harleysville National Corp.	441	8,423
Hudson City Bancorp, Inc.	19,307	234,001
Hudson United Bancorp	900	37,512
Huntington Bancshares, Inc.	7,800	185,250
Independence Community Bank Corp.	2,184	86,770
International Bancshares Corp.	1,500	44,040
M&T Bank Corp.	3,000	327,150
MAF Bancorp, Inc.	400	16,552
Main Street Banks, Inc.	200	5,446
Marshall & Ilsley Corp.	7,400	318,496
MB Financial, Inc.	450	15,930
Mercantile Bankshares Corp.	2,100	118,524
Mid-State Bancshares	200	5,350
National Penn Bancshares, Inc.	625	11,906
NBT Bancorp, Inc.	600	12,954

New York Community Bancorp, Inc.	7,965	131,582
NewAlliance Bancshares, Inc.	3,600	52,344
North Fork Bancorp., Inc.	15,336	419,593
Northern Trust Corp.	6,100	316,102
Northwest Bancorp, Inc.	900	19,134
Ocwen Financial Corp.*	200	1,740
Old National Bancorp	1,307	28,283
Pacific Capital Bancorp	666	23,696
People’s Bank	3,600	111,816
PFF Bancorp, Inc.	450	13,734
PNC Bank Corp.	9,300	575,019
Provident Bankshares Corp.	400	13,508
Provident Financial Services, Inc.	2,300	42,573
Regions Financial Corp.	14,699	502,118
Republic Bancorp, Inc.	1,610	19,159
S&T Bancorp, Inc.	415	15,280
Sovereign Bancorp, Inc.	11,200	242,144
Sterling Bancshares, Inc.	400	6,176
Sterling Financial Corp.	660	16,487
Sun Trust Banks, Inc.	11,626	845,908
SVB Financial Group*	500	23,420
TCF Financial Corp.	3,600	97,704
TD Banknorth, Inc.	5,152	149,666
Texas Regional Bancshares, Inc. Class A	825	23,347
The Colonial BancGroup, Inc.	5,000	119,100
TrustCo Bank Corp. NY	2,380	29,560
Trustmark Corp.	1,300	35,711
U.S. Bancorp	58,515	1,749,013
UCBH Holdings, Inc.	2,800	50,064
UMB Financial Corp.	300	19,173
Umpqua Holdings Corp.	1,400	39,942
UnionBanCal Corp.	3,800	261,136
United Bankshares, Inc.	500	17,620
United Community Banks, Inc.	550	14,663
Valley National Bancorp	3,300	79,530
Wachovia Corp.	50,431	2,665,783
Washington Federal, Inc.	1,947	44,762
Washington Mutual, Inc.	31,934	1,389,129
Webster Financial Corp.	1,200	56,280
WesBanco, Inc.	100	3,041
Westamerica Bancorp.	700	37,149
Westcorp.	1,100	73,271
Wintrust Financial Corp.	300	16,470
Zions Bancorp.	2,707	204,541
		23,267,621

Broadcasting - 0.8%
Charter Communications, Inc. Class A*	3,000	3,660
Citadel Broadcasting Corp.	4,000	53,760
Clear Channel Communications, Inc.	18,400	578,680
Comcast Corp. Class A*	43,525	1,129,909
Comcast Corp. Class A Special*	26,700	685,923

Crown Media Holdings, Inc. Class A*	2,400	22,008
Cumulus Media, Inc. Class A*	900	11,169
Discovery Holding Co. Class A*	8,040	121,806
Entravision Communications Corp.*	1,700	12,104
Gray Television, Inc.	500	4,910
Hearst-Argyle Television, Inc.	1,600	38,160
Liberty Global, Inc. Class A	3,795	80,454
Liberty Global, Inc. Series C*	3,795	85,388
Lin TV Corp. Class A*	200	2,228
Mediacom Communications Corp.*	2,700	14,823
Radio One, Inc. Class A*	200	2,054
Radio One, Inc. Class D*	1,800	18,630
Salem Communications Corp. Class A*	200	3,498
Sinclair Broadcast Group, Inc. Class A	1,000	9,200
Spanish Broadcasting System, Inc. Class A*	400	2,044
The DIRECTV Group, Inc.*	44,399	626,914
TiVo, Inc.*	1,100	5,632
Univision Communications, Inc. Class A*	7,150	210,138
World Wrestling Federation Entertainment, Inc.	1,500	22,020
		3,745,112

Building & Construction - 0.8%
Beazer Homes USA, Inc.	600	43,704
Cavco Industries, Inc.*	100	3,828
Centex Corp.	3,500	250,215
Champion Enterprises, Inc.*	2,100	28,602
D.R. Horton, Inc.	10,000	357,300
Dycom Industries, Inc.*	700	15,400
ElkCorp	200	6,732
Emcor Group, Inc.*	300	20,259
Fleetwood Enterprises, Inc.*	2,200	27,170
Florida Rock Industries, Inc.	1,425	69,911
Granite Construction, Inc.	500	17,955
Hovnanian Enterprises, Inc. Class A*	1,000	49,640
Jacobs Engineering Group, Inc.*	1,200	81,444
KB HOME	3,300	239,778
Lafarge Corp.	1,700	93,534
Lennar Corp.	800	45,352
Lennar Corp. Class B	3,200	195,264
M.D.C. Holdings, Inc.	1,057	65,513
M/I Homes, Inc.	100	4,062
Martin Marietta Materials, Inc.	1,200	92,064
Masco Corp.	13,400	404,546
Meritage Corp.*	400	25,168
Modine Manufacturing Co.	400	13,036
NCI Building Systems, Inc.*	200	8,496
NVR, Inc.*	100	70,200
Pulte Corp.	8,300	326,688
Ryland Group, Inc.	1,200	86,556
Simpson Manufacturing Co., Inc.	800	29,080
Standard Pacific Corp.	1,400	51,520
Technical Olympic USA, Inc.	1,725	36,380

Texas Industries, Inc.	600	29,904
The Shaw Group, Inc.*	2,200	63,998
Toll Brothers, Inc.*	4,200	145,488
Trex Co., Inc.*	100	2,805
URS Corp.*	1,600	60,176
Vulcan Materials Co.	2,700	182,925
Walter Industries, Inc.	400	19,888
Washington Group International, Inc.*	300	15,891
WCI Communities, Inc.*	600	16,110
William Lyon Homes, Inc.*	200	20,180
		3,316,762

Business Services - 1.3%
Acxiom Corp.	3,000	69,000
ADVO, Inc.	400	11,272
Automatic Data Processing, Inc.	18,700	858,143
Banta Corp.	500	24,900
BEA Systems, Inc.*	15,000	141,000
BearingPoint, Inc.*	6,000	47,160
Brady Corp. Class A	1,600	57,888
Catalina Marketing Corp.	800	20,280
CDI Corp.	300	8,220
Ceridian Corp.*	4,800	119,280
Certegy, Inc.	1,500	60,840
ChoicePoint, Inc.*	2,166	96,409
Cintas Corp.	4,800	197,664
CSG Systems International, Inc.*	800	17,856
Ecolab, Inc.	8,200	297,414
Electronic Data Systems Corp.	17,700	425,508
Expeditors International of Washington, Inc.	2,800	189,028
Fair, Issac & Co., Inc.	1,600	70,672
First Data Corp.	25,979	1,117,357
Fiserv, Inc.*	5,450	235,821
Foundry Networks, Inc.*	4,100	56,621
FTI Consulting, Inc.*	1,100	30,184
Gartner, Inc. Class A*	3,400	43,860
Gevity HR, Inc.	200	5,144
Global Payments, Inc.	2,480	115,593
Harte-Hanks, Inc.	2,550	67,294
Hudson Highland Group, Inc.*	270	4,687
Iron Mountain, Inc.*	4,450	187,879
John H. Harland Co.	500	18,800
Keane, Inc.*	1,100	12,111
Kelly Services, Inc. Class A	500	13,110
Korn/Ferry International*	400	7,476
Manpower, Inc.	2,200	102,300
MAXIMUS, Inc.	400	14,676
MPS Group, Inc.*	2,900	39,643
Navigant Consulting, Inc.*	1,613	35,454
NCO Group, Inc.*	500	8,460
Paychex, Inc.	12,150	463,158
Resources Connection, Inc.*	600	15,636

Robert Half International, Inc.	4,900	185,661
SEI Investments Co.	2,700	99,900
Sirva, Inc.*	1,300	10,400
TeleTech Holdings, Inc.*	1,900	22,895
Tetra Tech, Inc.*	2,300	36,041
The Corporate Executive Board Co.	800	71,760
The Reynolds & Reynolds Co. Class A	1,500	42,105
Watson Wyatt & Co. Holdings	500	13,950
Westwood One, Inc.	2,200	35,860
		5,826,370

Casinos and Gambling - 0.0%
Pinnacle Entertainment, Inc.*	500	12,355

Chemicals - 1.3%
A. Schulman, Inc.	200	4,304
Air Products & Chemicals, Inc.	7,800	461,682
Airgas, Inc.	1,700	55,930
Albemarle Corp.	1,500	57,525
Arch Chemicals, Inc.	200	5,980
Ashland, Inc.	1,700	98,430
Cabot Corp.	1,400	50,120
Cabot Microelectronics Corp.*	300	8,799
Chemtura Corp.	7,478	94,971
Cytec Industries, Inc.	1,000	47,630
Dionex Corp.*	300	14,724
Dow Chemical Co.	32,800	1,437,296
E.I. du Pont de Nemours & Co.	31,900	1,355,750
Eastman Chemical Co.	1,900	98,021
Engelhard Corp.	4,100	123,615
Ferro Corp.	500	9,380
FMC Corp.*	700	37,219
Georgia Gulf Corp.	600	18,252
H.B. Fuller Co.	500	16,035
Hercules, Inc.*	2,700	30,510
Kronos Worldwide, Inc.	722	20,945
Lubrizol Corp.	1,600	69,488
Lyondell Chemical Co.	7,355	175,196
MacDermid, Inc.	600	16,740
Minerals Technologies, Inc.	300	16,767
NL Industries, Inc.	800	11,272
Olin Corp.	2,000	39,360
OM Group, Inc.*	400	7,504
Praxair, Inc.	9,700	513,712
Rohm & Haas Co.	6,800	329,256
RPM, Inc.	3,800	66,006
Sigma-Aldrich Corp.	1,700	107,593
Spartech Corp.	500	10,975
Symyx Technologies*	400	10,916
Terra Industries, Inc.*	2,400	13,440
The Mosaic Co.*	1,800	26,334

The Valspar Corp.	3,200	78,944
Valhi, Inc.	2,860	52,910
Westlake Chemical Corp.	2,100	60,501
		5,654,032

Commercial Services - 0.4%
Alliance Data Systems Corp.*	2,100	74,760
Aramark Corp. Class B	2,900	80,562
Arbitron, Inc.	300	11,394
CCE Spinco, Inc.*	2,300	30,130
Central Parking Corp.	200	2,744
Convergys Corp.*	4,200	66,570
CoStar Group, Inc.*	200	8,634
Deluxe Corp.	1,100	33,154
Euronet Worldwide, Inc.*	400	11,120
Fluor Corp.	2,100	162,246
Hewitt Associates, Inc. Class A*	380	10,644
Labor Ready, Inc.*	2,300	47,886
Moody’s Corp.	9,000	552,780
NAVTEQ Corp.*	2,900	127,223
PHH Corp.*	1,367	38,303
Plexus Corp.*	800	18,192
Polycom, Inc.*	2,400	36,720
Quanta Services, Inc.*	3,000	39,510
R.H. Donnelley Corp.*	700	43,134
Veritas DGC, Inc.*	700	24,843
Viad Corp.	400	11,732
Weight Watchers International, Inc.*	2,700	133,461
		1,565,742

Communication Services - 0.0%
Time Warner Telecom, Inc. Class A*	2,200	21,670
West Corp.*	1,500	63,225
		84,895

Communications Equipment - 0.1%
Andrew Corp.*	5,200	55,796
Arris Group, Inc.*	3,500	33,145
Ditech Communications Corp.*	300	2,505
Finisar Corp.*	900	1,872
Freescale Semiconductor, Inc. Class B*	6,779	170,627
Inter-Tel, Inc.	300	5,871
L-3 Communications Holdings, Inc.	3,000	223,050
Sonus Networks, Inc.*	7,100	26,412
Tekelec*	2,000	27,800
UTStarcom, Inc.*	3,200	25,792
ViaSat, Inc.*	200	5,346
		578,216

Computer Equipment - 1.7%
Adaptec, Inc.*	1,100	6,402
Advanced Digital Information Corp.*	800	7,832

Brocade Communications Systems, Inc.*	7,500	30,525
Electronics for Imaging, Inc.*	1,500	39,915
EMC Corp.*	81,332	1,107,742
Emulex Corp.*	2,500	49,475
Hutchinson Technology, Inc.*	400	11,380
Imation Corp.	500	23,035
Ingram Micro, Inc. Class A*	5,200	103,636
Insight Enterprises, Inc.*	800	15,688
Intel Corp.	205,000	5,116,800
Komag, Inc.*	1,000	34,660
Kronos, Inc.*	500	20,930
Maxtor Corp.*	7,000	48,580
McDATA Corp. Class A*	3,800	14,440
MEMC Electronic Materials, Inc.*	5,800	128,586
Mentor Graphics Corp.*	2,100	21,714
Palm, Inc.*	1,000	31,800
SanDisk Corp.*	5,400	339,228
Semtech Corp.*	2,200	40,172
Silicon Storage Technology, Inc.*	1,300	6,565
Synaptics, Inc.*	300	7,416
Varian Semiconductor Equipment Associates, Inc.*	500	21,965
Western Digital Corp.*	6,900	128,409
Whitney Holding Corp.	1,425	39,273
		7,396,168

Computer Services - 1.4%
Affiliated Computer Services, Inc. Class A*	3,200	189,376
Anteon International Corp.*	400	21,740
Avocent Corp.*	1,100	29,909
Black Box Corp.	300	14,214
Cadence Design Systems, Inc.*	9,500	160,740
Cisco Systems, Inc.*	204,500	3,501,040
Cognizant Technology Solutions Corp.*	4,700	236,645
Computer Sciences Corp.*	6,300	319,032
Compuware Corp.*	12,400	111,228
Diebold, Inc.	1,700	64,600
DST Systems, Inc.*	2,500	149,775
Extreme Networks, Inc.*	3,400	16,150
FactSet Research Systems, Inc.	1,050	43,218
GTECH Holdings Corp.	3,000	95,220
Intergraph Corp.*	700	34,867
Jack Henry & Associates, Inc.	3,100	59,148
Manhattan Associates, Inc.*	300	6,144
MICROS Systems, Inc.*	600	28,992
MTS Systems Corp.	152	5,265
NCR Corp.*	5,900	200,246
Network Appliance, Inc.*	11,000	297,000
Perot Systems Corp. Class A*	3,500	49,490
Sapient Corp.*	3,700	21,053
SRA International, Inc. Class A*	400	12,216
Sun Microsystems, Inc.*	109,100	457,129
Sybase, Inc.*	2,100	45,906

Syntel, Inc.	1,400	29,162
TALX Corp.	100	4,571
The BISYS Group, Inc.*	3,900	54,639
Trident Microsystems, Inc.*	1,700	30,600
Unisys Corp.*	10,900	63,547
Wind River Systems, Inc.*	2,300	33,971
		6,386,833

Computer Software - 3.7%
3Com Corp.*	12,400	44,640
Activision, Inc.*	8,644	118,769
Adobe Systems, Inc.	20,508	757,976
Advent Software, Inc.*	400	11,564
Altiris, Inc.*	300	5,067
ANSYS, Inc.*	300	12,807
Autodesk, Inc.	7,300	313,535
BMC Software, Inc.*	7,000	143,430
Borland Software Corp.*	2,200	14,366
CheckFree Corp.*	2,400	110,160
Citrix Systems, Inc.*	5,400	155,412
Computer Associates International, Inc.	19,900	560,981
Dendrite International, Inc.*	1,400	20,174
Digitas, Inc.*	2,600	32,552
Electronic Arts, Inc.*	9,800	512,638
Epicor Software Corp.*	1,900	26,847
eResearch Technology, Inc.*	1,600	24,160
FileNET Corp.*	500	12,925
Hyperion Solutions Corp.*	1,200	42,984
Identix, Inc.*	700	3,507
Informatica Corp.*	2,400	28,800
Internet Security Systems, Inc.*	600	12,570
Intuit, Inc.*	6,100	325,130
Lawson Software, Inc.*	3,600	26,460
McAfee, Inc.*	5,300	143,789
Mercury Interactive Corp.*	2,200	61,138
Microsoft Corp.	342,800	8,964,220
Midway Games, Inc.*	2,400	45,528
National Instruments Corp.	1,750	56,087
NetIQ Corp.*	700	8,603
Novell, Inc.*	12,200	107,726
Nuance Communications, Inc.*	7,400	56,462
NVIDIA Corp.*	5,400	197,424
Openwave Systems, Inc.*	1,900	33,193
Oracle Corp.*	164,660	2,010,499
Parametric Technology Corp.*	8,700	53,070
Per-Se Technologies, Inc.*	1,100	25,696
Progress Software Corp.*	600	17,028
Quest Software, Inc.*	2,500	36,475
Red Hat, Inc.*	5,100	138,924
SERENA Software, Inc.*	1,000	23,440
Siebel Systems, Inc.	15,400	162,932
Symantec Corp.*	35,765	625,887

Take-Two Interactive Software, Inc.*	2,150	38,055
THQ, Inc.*	1,850	44,122
TIBCO Software, Inc.*	6,000	44,820
Transaction Systems Architects, Inc. Class A*	400	11,516
Verint Systems, Inc.*	1,000	34,470
		16,258,558

Computers - 2.5%
Apple Computer, Inc.*	28,200	2,027,298
Dell, Inc.*	77,500	2,324,225
Gateway, Inc.*	11,100	27,861
Hewlett-Packard Co.	97,401	2,788,591
International Business Machines Corp.	48,400	3,978,480
		11,146,455

Consumer Products - 2.2%
Avon Products, Inc.	14,200	405,410
Blyth, Inc.	500	10,475
Clorox Co.	4,900	278,761
Colgate-Palmolive Co.	17,700	970,845
Energizer Holdings, Inc.*	2,000	99,580
Estee Lauder Companies, Inc. Class A	3,800	127,224
Fortune Brands, Inc.	3,700	288,674
Fossil, Inc.*	1,600	34,416
Hasbro, Inc.	5,700	115,026
IDEXX Laboratories, Inc.*	800	57,584
International Flavors & Fragrances, Inc.	2,500	83,750
Jarden Corp.*	1,600	48,240
Mattel, Inc.	12,500	197,750
Newell Rubbermaid, Inc.	8,800	209,264
Playtex Products, Inc.*	2,300	31,441
Procter & Gamble Co.	109,905	6,361,301
Russ Berrie & Co., Inc.	400	4,568
Spectrum Brands, Inc.*	1,500	30,465
The Scotts Co. Class A	2,200	99,528
The Yankee Candle Co., Inc.	1,100	28,160
Tupperware Corp.	1,700	38,080
		9,520,542

Containers & Glass - 0.1%
Crown Holdings, Inc.*	5,700	111,321
Owens-Illinois, Inc.*	4,600	96,784
Silgan Holdings, Inc.	600	21,672
		229,777

Containers-Paper/Plastic - 0.1%
Bemis Co., Inc.	2,800	78,036
Graphic Packaging Corp.*	6,000	13,680
Longview Fibre Co.	900	18,729
Pactiv Corp.*	4,500	99,000
Sealed Air Corp.*	1,900	106,723
Sonoco Products Co.	1,700	49,980

Tredegar Corp.	400	5,156
		371,304

Construction Materials - 0.0%
Eagle Materials, Inc.	178	20,963
Eagle Materials, Inc. Class B	353	43,193
Universal Forest Products, Inc.	200	11,050
		75,206

Distribution/Wholesale - 0.2%
Aviall, Inc.*	300	8,640
CDW Corp.	2,200	126,654
Fastenal Co.	5,100	199,869
Genuine Parts Co.	5,900	259,128
Grainger, Inc.	2,500	177,750
Hughes Supply, Inc.	1,600	57,360
Owens & Minor, Inc.	500	13,765
ScanSource, Inc.*	100	5,468
SCP Pool Corp.	1,600	59,552
United Natural Foods, Inc.*	600	15,840
United Stationers, Inc.*	500	24,250
Watsco, Inc.	200	11,962
WESCO International, Inc.*	1,500	64,095
		1,024,333

Diversified Operations - 1.8%
3M Co.	24,300	1,883,250
Actuant Corp. Class A	200	11,160
Acuity Brands, Inc.	1,000	31,800
Barnes Group, Inc.	400	13,200
Carlisle Cos., Inc.	600	41,490
Cendant Corp.	33,648	580,428
Chemed Corp.	400	19,872
Corning, Inc.*	51,800	1,018,388
Covanta Holding Corp.*	3,990	60,089
Crane Co.	1,300	45,851
Danaher Corp.	9,900	552,222
Esterline Technologies Corp.*	300	11,157
Federal Signal Corp.	900	13,509
Fidelity National Financial, Inc.	5,915	217,613
Florida East Coast Industries, Inc.	500	21,185
GenCorp, Inc.*	1,500	26,625
Griffon Corp.*	400	9,524
Harsco Corp.	1,000	67,510
Hawaiian Electric Industries, Inc.	2,800	72,520
Hillenbrand Industries, Inc.	1,500	74,115
Illinois Tool Works, Inc.	8,300	730,317
ITT Industries, Inc.	2,400	246,768
Jacuzzi Brands, Inc.*	2,100	17,640
Jefferson-Pilot Corp.	3,600	204,948
Lancaster Colony Corp.	500	18,525
Leucadia National Corp.	2,850	135,261

Lockheed Martin Corp.	14,200	903,546
Mathews International Corp. Class A	500	18,205
Pentair, Inc.	2,600	89,752
PerkinElmer, Inc.	4,500	106,020
PPG Industries, Inc.	4,500	260,550
Roper Industries, Inc.	2,000	79,020
Sensient Technologies Corp.	600	10,740
Teleflex, Inc.	900	58,482
Textron, Inc.	3,900	300,222
Trinity Industries, Inc.	1,600	70,512
Universal Corp.	500	21,680
UNOVA, Inc.*	1,800	60,840
Vector Group Ltd.	1,441	26,183
		8,130,719

Education - 0.2%
Apollo Group, Inc. Class A*	5,150	311,369
Career Education Corp.*	2,700	91,044
Corinthian Colleges, Inc.*	3,100	36,518
DeVry, Inc.*	2,400	48,000
Education Management Corp.*	2,600	87,126
ITT Educational Services, Inc.*	900	53,199
Laureate Education, Inc.*	1,000	52,510
Renaissance Learning, Inc.	500	9,455
Strayer Education, Inc.	200	18,740
		707,961

Electric Utilities - 0.1%
ALLETE, Inc.	1,000	44,000
Duquesne Light Holdings, Inc.	2,200	35,904
Great Plains Energy, Inc.	1,700	47,532
MGE Energy, Inc.	200	6,782
NorthWestern Corp.	400	12,428
NSTAR	3,200	91,840
Weststar Energy, Inc.	1,900	40,850
		279,336

Electrical Equipment - 3.1%
A.O. Smith Corp.	300	10,530
Avid Technology, Inc.*	700	38,332
Axcelis Technologies, Inc.*	2,800	13,356
Checkpoint Systems, Inc.*	600	14,790
Credence Systems Corp.*	2,500	17,400
Fairchild Semiconductor Corp. Class A*	3,600	60,876
FLIR Systems, Inc.*	1,400	31,262
General Electric Co.	359,200	12,589,960
Genlyte Group, Inc.*	400	21,428
GrafTech International Ltd.*	1,100	6,842
Input/Output, Inc.*	900	6,327
Ionatron, Inc.*	2,300	23,253
Lincoln Electric Holdings, Inc.	900	35,694
Littelfuse, Inc.*	400	10,900

Microchip Technology, Inc.	6,750	217,012
Molex, Inc.	2,500	61,475
Molex, Inc. Class A	2,600	67,470
Paxar Corp.*	700	13,741
Power Integrations, Inc.*	400	9,524
Power-One, Inc.*	1,200	7,224
Rogers Corp.*	300	11,754
Veeco Instruments, Inc.*	400	6,932
Vicor Corp.	200	3,162
Xilinx, Inc.	11,200	282,352
		13,561,596

Electronics - 2.5%
Advanced Micro Devices, Inc.*	13,500	413,100
Aeroflex, Inc.*	2,400	25,800
Agere Systems, Inc.*	5,440	70,176
Agilent Technologies, Inc.*	16,800	559,272
Altera Corp.*	11,900	220,507
AMETEK, Inc.	1,500	63,810
Amkor Technology, Inc.*	5,300	29,680
Amphenol Corp. Class A	2,300	101,798
Analog Devices, Inc.	12,700	455,549
Anixter International, Inc.*	600	23,472
Applied Materials, Inc.	55,200	990,288
Applied Micro Circuits Corp.*	10,100	25,957
Arrow Electronics, Inc.*	3,500	112,105
Atmel Corp.*	14,300	44,187
ATMI, Inc.*	500	13,985
Avnet, Inc.*	4,322	103,469
AVX Corp.	5,200	75,296
Belden CDT, Inc.	1,500	36,645
Benchmark Electronics, Inc.*	700	23,541
Broadcom Corp. Class A*	9,600	452,640
Brooks Automation, Inc.*	500	6,265
Coherent, Inc.*	400	11,872
Conexant Systems, Inc.*	10,917	24,672
Cree, Inc.*	2,600	65,624
Cubic Corp.	500	9,980
Cymer, Inc.*	500	17,755
Cypress Semiconductor Corp.*	3,800	54,150
DSP Group, Inc.*	500	12,530
Emerson Electric Co.	13,200	986,040
Entegris, Inc.*	4,217	39,724
Exar Corp.*	600	7,512
FormFactor, Inc.*	1,100	26,873
Genesis Microchip, Inc.*	900	16,281
Gentex Corp.	4,400	85,800
Harman International Industries, Inc.	1,900	185,915
Hubbell, Inc. Class B	1,100	49,632
Integrated Device Technology, Inc.*	4,890	64,450
International Rectifier Corp.*	1,500	47,850
Intersil Corp. Class A	4,500	111,960

Jabil Circuit, Inc.*	6,500	241,085
KEMET Corp.*	1,500	10,605
KLA-Tencor Corp.	6,700	330,511
Lam Research Corp.*	3,500	124,880
Lattice Semiconductor Corp.*	1,600	6,912
Linear Technology Corp.	9,800	353,486
LSI Logic Corp.*	12,500	100,000
Maxim Integrated Products, Inc.	10,536	381,825
Micrel, Inc.*	2,800	32,480
Micron Technology, Inc.*	19,700	262,207
Microsemi Corp.*	1,700	47,022
MKS Instruments, Inc.*	800	14,312
Multi-Fineline Electronix, Inc.*	600	28,902
National Semiconductor Corp.	10,500	272,790
Newport Corp.*	600	8,124
Novellus Systems, Inc.	3,556	85,771
OmniVision Technologies, Inc.*	1,000	19,960
ON Semiconductor Corp.*	8,200	45,346
PMC-Sierra, Inc.*	5,000	38,550
QLogic Corp.*	2,300	74,773
Rambus, Inc.*	4,400	71,236
Rockwell International Corp.	5,200	307,632
Sanmina Corp.*	15,820	67,393
Sigmatel, Inc.*	1,000	13,100
Silicon Image, Inc.*	1,000	9,050
Silicon Laboratories, Inc.*	1,100	40,326
Skyworks Solutions, Inc.*	4,400	22,396
Solectron Corp.*	31,100	113,826
Synopsys, Inc.*	3,700	74,222
Taser International, Inc.*	1,000	6,980
Tech Data Corp.*	1,300	51,584
Technitrol, Inc.	500	8,550
Tektronix, Inc.	2,000	56,420
Teradyne, Inc.*	5,900	85,963
Tessera Technologies, Inc.*	600	15,510
Texas Instruments, Inc.	51,600	1,654,812
Thermo Electron Corp.*	5,195	156,525
Thomas & Betts Corp.*	1,300	54,548
Trimble Navigation Ltd.*	950	33,716
TriQuint Semiconductor, Inc.*	1,900	8,455
Vishay Intertechnology, Inc.*	5,430	74,717
Vitesse Semiconductor Corp.*	4,300	8,256
Zoran Corp.*	700	11,347
		11,092,267

Energy - 1.5%
Centerpoint Energy, Inc.	9,900	127,215
ChevronTexaco Corp.	76,347	4,334,219
CONSOL Energy, Inc.	2,400	156,432
DTE Energy Co.	5,600	241,864
Energy Conversion Devices, Inc.*	900	36,675
Energy East Corp.	4,700	107,160

Entergy Corp.	6,300	432,495
KFx, Inc.*	1,600	27,376
Kinder Morgan, Inc.	3,200	294,240
Peabody Energy Corp.	3,600	296,712
Progress Energy, Inc.	8,000	351,360
Sempra Energy	8,200	367,688
Syntroleum Corp.*	1,700	15,351
TETRA Technologies, Inc.*	300	9,156
Watts Industries, Inc. Class A	400	12,116
		6,810,059

Enviromental Services - 0.0%
Headwaters, Inc.*	500	17,720
Mine Safety Appliances Co.	800	28,968
Rollins, Inc.	1,350	26,609
		73,297

Facility Services - 0.0%
ABM Industries, Inc.	800	15,640

Financial Services - 8.7%
A.G. Edwards, Inc.	2,000	93,720
Advanta Corp. Class B	200	6,488
Affiliated Managers Group, Inc.*	600	48,150
AMBAC Financial Group, Inc.	2,850	219,621
American Capital Strategies Ltd.	2,900	105,009
American Express Co.	42,100	2,166,466
AmeriCredit Corp.*	4,900	125,587
Ameriprise Financial, Inc.	7,940	325,540
Ameritrade Holding Corp.*	12,900	309,600
AmSouth Bancorporation	11,300	296,173
Bank of Hawaii Corp.	900	46,386
BlackRock, Inc.	500	54,240
Capital One Financial Corp.	9,610	830,304
CapitalSource, Inc.	4,500	100,800
Cash America International, Inc.	200	4,638
Charles Schwab Corp.	41,600	610,272
CIT Group, Inc.	6,300	326,214
Citigroup, Inc.	171,965	8,345,461
Citizens Banking Corp.	1,500	41,625
Commerce Bancorp, Inc.	5,200	178,932
CompuCredit Corp.*	1,700	65,416
Countrywide Credit Industries, Inc.	19,000	649,610
Credit Acceptance Corp.*	800	12,880
Cullen/Frost Bankers, Inc.	1,100	59,048
Digital Insight Corp.*	600	19,212
Dun & Bradstreet Corp.*	1,800	120,528
E*Trade Group, Inc.*	13,100	273,266
Eaton Vance Corp.	4,400	120,384
eFunds Corp.*	800	18,752
Equifax, Inc.	4,400	167,288

eSPEED, Inc. Class A*	400	3,084
Federated Investors, Inc. Class B	3,600	133,344
Financial Federal Corp.	200	8,890
First Commonwealth Financial Corp.	2,200	28,446
First Midwest Bancorp, Inc.	1,500	52,590
FirstMerit Corp.	1,900	49,229
Franklin Resources, Inc.	8,000	752,080
Fremont General Corp.	1,700	39,491
Greenhill & Co., Inc.	900	50,544
H&R Block, Inc.	10,600	260,230
IndyMac Bancorp, Inc.	1,300	50,726
Interactive Data Corp.	3,200	72,672
Investment Technology Group, Inc.*	500	17,720
Investors Financial Services Corp.	1,700	62,611
Irwin Financial Corp.	400	8,568
J.P. Morgan Chase & Co.	119,008	4,723,428
Jackson Hewitt Tax Service, Inc.	500	13,855
Janus Capital Group, Inc.	7,100	132,273
Jefferies Group, Inc.	1,200	53,976
KeyCorp	13,900	457,727
Knight Capital Group, Inc. Class A*	3,100	30,659
LaBranche & Co., Inc.*	500	5,055
Legg Mason, Inc.	2,850	341,117
Lehman Brothers Holdings, Inc.	7,500	961,275
MBIA, Inc.	3,900	234,624
MBNA Corp.	38,350	1,041,202
MCG Capital Corp.	700	10,213
Mellon Financial Corp.	12,700	434,975
Merrill Lynch & Co., Inc.	29,600	2,004,808
MoneyGram International, Inc.	1,800	46,944
Morgan Stanley Dean Witter & Co.	34,800	1,974,552
Municipal Mortgage & Equity, L. L. C.	700	18,081
Nasdaq Stock Market, Inc.*	2,600	91,468
National City Corp.	20,408	685,097
Nelnet, Inc. Class A*	1,000	40,680
Nuveen Investments Class A	1,700	72,454
Piper Jaffray Cos., Inc.*	360	14,544
Protective Life Corp.	1,400	61,278
Raymond James Financial, Inc.	1,500	56,505
Sky Financial Group, Inc.	2,800	77,896
SLM Corp.	13,400	738,206
South Financial Group, Inc.	1,600	44,064
State Street Corp.	9,900	548,856
Susquehanna Bancshares, Inc.	800	18,944
Synovus Financial Corp.	9,300	251,193
T. Rowe Price Group, Inc.	3,300	237,699
The Bear Stearns Cos., Inc.	3,500	404,355
The First Marblehead Corp.	1,600	52,576
The Goldman Sachs Group, Inc.	12,500	1,596,375
The Student Loan Corp.	400	83,692
UICI	700	24,857
Waddell & Reed Financial, Inc. Class A	2,717	56,975

Wells Fargo & Co.	54,040	3,395,333
WFS Financial, Inc.	900	68,535
Wilmington Trust Corp.	1,500	58,365
		38,496,546

Food & Beverages - 3.3%
American Italian Pasta Co. Class A	300	2,040
Anheuser-Busch Cos., Inc.	26,400	1,134,144
Archer-Daniels-Midland Co.	22,077	544,419
Brown Forman Corp. Class B	2,000	138,640
Campbell Soup Co.	13,200	392,964
Chiquita Brands International, Inc.	500	10,005
Coca-Cola Co.	80,900	3,261,079
Coca-Cola Enterprises, Inc.	15,100	289,467
ConAgra, Inc.	16,600	336,648
Constellation Brands, Inc. Class A*	6,300	165,249
Corn Products International, Inc.	1,600	38,224
Dean Foods Co.	4,084	153,803
Del Monte Foods Co.*	5,888	61,412
Dreyer’s Grand Ice Cream Holdings, Inc.	700	58,016
Flowers Foods, Inc.	1,125	31,005
General Mills, Inc.	12,100	596,772
H.J. Heinz Co.	11,100	374,292
Hain Celestial Group, Inc.*	400	8,464
Hershey Foods Corp.	5,100	281,775
Hormel Foods Corp.	4,400	143,792
Interstate Bakeries Corp.*	1,300	9,685
Kellogg Co.	13,800	596,436
Kraft Foods, Inc. Class A	15,900	447,426
McCormick & Co., Inc.	3,200	98,944
Molson Coors Brewing Co. Class B	1,300	87,087
Panera Bread Co. Class A*	300	19,704
PepsiAmericas, Inc.	4,400	102,344
PepsiCo, Inc.	53,390	3,154,281
Performance Food Group Co.*	800	22,696
Pilgrim’s Pride Corp.	1,500	49,740
Ralcorp Holdings, Inc.	500	19,955
Sanderson Farms, Inc.	400	12,212
Sara Lee Corp.	23,600	446,040
Smithfield Foods, Inc.*	2,900	88,740
SYSCO Corp.	20,300	630,315
The Great Atlantic & Pacific Tea Co., Inc.*	1,100	34,958
The J.M. Smucker Co.	1,329	58,476
Tootsie Roll Industries, Inc.	545	15,767
TreeHouse Foods, Inc.*	816	15,276
Triarc Cos., Inc.	200	3,348
Tyson Foods, Inc. Class A	8,102	138,544
Wm. Wrigley Jr. Co.	6,100	405,589
		14,479,773

Forest & Paper Products - 0.5%
International Paper Co.	14,624	491,513

Kimberly-Clark Corp.	15,300	912,645
P.H. Glatfelter Co.	700	9,933
Smurfit-Stone Container Corp.	7,600	107,692
Wausau-Mosinee Paper Corp.	800	9,480
Weyerhaeuser Co.	7,200	477,648
		2,008,911

Funeral Services - 0.0%
Service Corp. International	9,200	75,256
Stewart Enterprises, Inc. Class A	3,000	16,230
		91,486

Health Care - Biotechnology - 2.5%
Affymetrix, Inc.*	1,300	62,075
Amgen, Inc.*	37,122	2,927,441
Applera Corp. - Celera Genomics Group*	2,000	21,920
AtheroGenics, Inc.*	600	12,006
Biogen Idec, Inc.*	10,705	485,258
Biosite, Inc.*	200	11,258
Cambrex Corp.	500	9,385
Charles River Laboratories International, Inc.*	1,588	67,283
Chiron Corp.*	6,000	266,760
CV Therapeutics, Inc.*	1,400	34,622
Digene Corp.*	200	5,834
Encysive Pharmaceuticals, Inc.*	1,700	13,413
Enzon, Inc.*	500	3,700
Exelixis, Inc.*	2,800	26,376
Genentech, Inc.*	29,400	2,719,500
Genzyme Corp.*	8,800	622,864
Gilead Sciences, Inc.*	15,600	821,028
ICOS Corp.*	1,300	35,919
ImClone Systems, Inc.*	2,700	92,448
Immucor, Inc.*	1,450	33,872
Integra LifeSciences Holdings*	400	14,184
LifeCell Corp.*	1,000	19,070
Martek Biosciences Corp.*	600	14,766
Medarex, Inc.*	3,000	41,550
Medtronic, Inc.	38,300	2,204,931
Myogen, Inc.*	1,100	33,176
Myriad Genetics, Inc.*	300	6,240
Nabi Biopharmaceuticals*	1,600	5,408
Pharmaceutical Product Development, Inc.	1,200	74,340
Protein Design Labs, Inc.*	3,200	90,944
Regeneron Pharmaceuticals, Inc.*	1,700	27,115
Serologicals Corp.*	500	9,870
Tanox, Inc.*	800	13,096
Techne Corp.*	800	44,920
Telik, Inc.*	1,500	25,485
The Medicines Co.*	600	10,470
Trimeris, Inc.*	300	3,447
		10,911,974

Health Care - Drugs - 3.7%
Abbott Laboratories	49,600	1,955,728
Alexion Pharmaceuticals, Inc.*	1,000	20,250
Alkermes, Inc.*	2,679	51,222
Alpharma, Inc. Class A	700	19,957
American Pharmaceutical Partners, Inc.*	1,650	64,004
AmerisourceBergen Corp.	5,918	245,005
Amylin Pharmaceuticals, Inc.*	3,100	123,752
Andrx Group*	1,600	26,352
Barr Laboratories, Inc.*	2,725	169,740
BioMarin Pharmaceutical, Inc.*	2,500	26,950
Bristol-Myers Squibb Co.	66,500	1,528,170
Celgene Corp.*	5,300	343,440
Cephalon, Inc.*	1,300	84,162
Connetics Corp.*	600	8,670
Cubist Pharmaceuticals, Inc.*	1,600	34,000
Dendreon Corp.*	600	3,252
Eli Lilly & Co.	36,300	2,054,217
First Horizon Pharmaceutical Corp.*	300	5,175
Forest Laboratories, Inc.*	10,300	419,004
Greatbatch, Inc.*	300	7,803
Impax Laboratories, Inc.*	700	7,490
Incyte Corp.*	2,000	10,680
Inspire Pharmaceuticals, Inc.*	400	2,032
IVAX Corp.*	7,937	248,666
K-V Pharmaceutical Co. Class A*	500	10,300
King Pharmaceuticals, Inc.*	4,949	83,737
Kos Pharmaceuticals, Inc.*	1,500	77,595
Ligand Pharmaceuticals, Inc. Class B*	900	10,035
Medicis Pharmaceutical Corp. Class A	1,300	41,665
MedImmune, Inc.*	7,930	277,709
Millennium Pharmaceuticals, Inc.*	9,900	96,030
Mylan Laboratories, Inc.	6,425	128,243
Neurocrine Biosciences, Inc.*	800	50,184
NPS Pharmaceuticals, Inc.*	500	5,920
Onyx Pharmaceuticals, Inc.*	700	20,132
OSI Pharmaceuticals, Inc.*	1,200	33,648
Par Pharmaceutical Cos., Inc.*	700	21,938
Pfizer, Inc.	235,875	5,500,605
Pharmion Corp.*	100	1,777
Sepracor, Inc.*	2,900	149,640
United Therapeutics Corp.*	200	13,824
Valeant Pharmaceuticals International	3,000	54,240
Vertex Pharmaceuticals, Inc.*	2,800	77,476
ViroPharma, Inc.*	1,700	31,535
Watson Pharmaceuticals, Inc.*	2,800	91,028
Wyeth	42,900	1,976,403
Zymogenetics, Inc.*	2,100	35,721
		16,249,106

Health Care - Products - 3.4%
Abgenix, Inc.*	2,700	58,077

Advanced Medical Optics, Inc.*	1,874	78,333
Align Technology, Inc.*	700	4,529
Allergan, Inc.	3,800	410,248
Allscripts Heathcare Solutions, Inc.*	1,200	16,080
American Medical Systems Holdings, Inc.*	2,100	37,443
Arrow International, Inc.	800	23,192
ArthroCare Corp.*	200	8,428
Bausch & Lomb, Inc.	1,300	88,270
Beckman Coulter, Inc.	1,600	91,040
Becton, Dickinson & Co.	8,100	486,648
Biomet, Inc.	7,600	277,932
Boston Scientific Corp.*	26,700	653,883
C.R. Bard, Inc.	2,700	177,984
CONMED Corp.*	500	11,830
Cooper Cos., Inc.	1,155	59,252
Cyberonics, Inc.*	400	12,920
Cytyc Corp.*	3,800	107,274
Dade Behring Holdings, Inc.	2,900	118,581
Datascope Corp.	300	9,915
DENTSPLY International, Inc.	2,017	108,293
Diagnostic Products Corp.	500	24,275
Edwards Lifesciences Corp.*	1,400	58,254
Guidant Corp.	8,200	530,950
Haemonetics Corp.*	500	24,430
Henry Schein, Inc.*	3,000	130,920
Hologic, Inc.*	600	22,752
Hospira, Inc.*	5,440	232,723
Human Genome Sciences, Inc.*	3,600	30,816
Invacare Corp.	500	15,745
Invitrogen Corp.*	1,300	86,632
Johnson & Johnson	95,112	5,716,231
Kinetic Concepts, Inc.*	2,100	83,496
Laserscope*	200	4,492
Mentor Corp.	700	32,256
Merck & Co., Inc.	66,100	2,102,641
MGI Pharma, Inc.*	1,600	27,456
Nektar Therapeutics*	2,800	46,088
Patterson Cos., Inc.*	3,800	126,920
Perrigo Co.	2,100	31,311
PolyMedica Corp.	500	16,735
PSS World Medical, Inc.*	2,100	31,164
ResMed, Inc.*	2,300	88,113
Respironics, Inc.*	1,600	59,312
Schering-Plough Corp.	47,200	984,120
St. Jude Medical, Inc.*	11,700	587,340
Stryker Corp.	12,100	537,603
Sybron Dental Specialties, Inc.*	500	19,905
Symmetry Medical, Inc.*	200	3,878
Thoratec Corp.*	800	16,552
USANA Health Sciences, Inc.*	200	7,672
Varian Medical Systems, Inc.*	3,800	191,292
Ventana Medical Systems, Inc.*	400	16,940

Viasys Healthcare, Inc.*	1,000	25,700
West Pharmaceutical Services, Inc.	400	10,012
Wright Medical Group, Inc.*	400	8,160
Zimmer Holdings, Inc.*	6,380	430,267
		15,203,305

Health Care - Services - 2.8%
American Healthways, Inc.*	500	22,625
American Retirement Corp.*	1,100	27,643
Amerigroup Corp.*	1,200	23,352
AmSurg Corp.*	300	6,858
Apria Healthcare Group, Inc.*	800	19,288
Baxter International, Inc.	21,200	798,180
Beverly Enterprises, Inc.*	1,700	19,839
Cardinal Health, Inc.	14,500	996,875
Caremark Rx, Inc.*	15,300	792,387
Centene Corp.*	800	21,032
Cerner Corp.*	700	63,637
Community Health Care*	2,200	84,348
Covance, Inc.*	1,300	63,115
Coventry Health Care, Inc.*	5,150	293,344
DaVita, Inc.*	3,500	177,240
Emdeon Corp.*	11,100	93,906
Express Scripts, Inc.*	4,200	351,960
Genesis HealthCare Corp.*	150	5,478
HCA-The Healthcare Corp.	13,400	676,700
Health Management Associates, Inc. Class A	7,300	160,308
Health Net, Inc.*	3,900	201,045
HealthExtras, Inc.*	1,300	32,630
Humana, Inc.*	5,500	298,815
IDX Systems Corp.*	400	17,568
IMS Health, Inc.	6,500	161,980
Kindred Healthcare, Inc.*	600	15,456
Laboratory Corp. of America Holdings*	3,900	210,015
LifePoint Hospitals, Inc.*	233	8,738
Lincare Holdings, Inc.*	2,600	108,966
Magellan Health Services, Inc.*	100	3,145
Manor Care, Inc.	2,200	87,494
McKesson HBOC, Inc.	9,900	510,741
Medco Health Solutions, Inc.*	8,969	500,470
MedQuist, Inc.*	500	6,075
NDCHealth Corp.	600	11,538
Odyssey Healthcare, Inc.*	400	7,456
Omnicare, Inc.	2,700	154,494
Pediatrix Medical Group, Inc.*	600	53,142
Psychiatric Solutions, Inc.*	200	11,748
Quest Diagnostics, Inc.	6,500	334,620
Renal Care Group, Inc.*	1,350	63,868
Sierra Health Services, Inc.*	400	31,984
STERIS Corp.	2,100	52,542
Sunrise Assisted Living, Inc.*	1,400	47,194
Tenet Healthcare Corp.*	15,050	115,283

The TriZetto Group, Inc.*	1,300	22,087
Triad Hospitals, Inc.*	2,787	109,334
United Surgical Partners International, Inc.*	600	19,290
UnitedHealth Group, Inc.	42,764	2,657,355
Universal Health Services, Inc. Class B	1,300	60,762
VCA Antech, Inc.*	2,600	73,320
Wellpoint, Inc.*	20,778	1,657,878
		12,345,148

Hotels & Restaurants - 0.0%
Isle of Capri Casinos, Inc.*	300	7,308
The Marcus Corp.	200	4,700
Vail Resorts, Inc.*	400	13,212
Wynn Resorts Ltd.*	3,200	175,520
		200,740

Household Appliances & Home Furnishings - 0.0%
American Woodmark Corp.	200	4,958
Tempur-Pedic International, Inc.*	2,200	25,300
		30,258

Household Products - 0.1%
Alberto-Culver Co. Class B	2,400	109,800
Black & Decker Corp.	2,300	200,008
Church & Dwight Co., Inc.	1,400	46,242
Ethan Allen Interiors, Inc.	800	29,224
Furniture Brands International, Inc.	1,000	22,330
		407,604

Instruments - Scientific - 0.2%
Applera Corp. - Applied Biosystems Group	4,700	124,832
FEI Co.*	600	11,502
Fisher Scientific International, Inc.*	4,164	257,585
Gen-Probe, Inc.*	1,200	58,548
Intermagnetics General Corp.*	400	12,760
Intuitive Surgical, Inc.*	400	46,908
Kyphon, Inc.*	500	20,415
Millipore Corp.*	1,000	66,040
Waters Corp.*	3,400	128,520
		727,110

Insurance - 4.6%
21st Century Insurance Group	1,800	29,124
Aetna, Inc.	2,800	264,068
AFLAC, Inc.	17,100	793,782
Alfa Corp.	2,400	38,640
Allstate Corp.	21,700	1,173,319
American Financial Group, Inc.	2,600	99,606
American International Group, Inc.	88,245	6,020,956
American National Insurance Co.	400	46,796
AmerUs Group Co.	900	51,003
Aon Corp.	10,200	366,690

Argonaut Group, Inc.*	1,000	32,770
Arthur J. Gallagher & Co.	3,200	98,816
Assurant, Inc.	4,400	191,356
Brown & Brown, Inc.	4,700	143,538
Chubb Corp.	5,100	498,015
CIGNA Corp.	3,700	413,290
Cincinnati Financial Corp.	5,614	250,834
CNA Financial Corp.*	8,200	268,386
CNA Surety Corp.*	900	13,113
Delphi Financial Group, Inc. Class S	450	20,705
Erie Indemnity Co. Class A	1,400	74,480
FBL Financial Group, Inc. Class A	200	6,562
Fidelity National Title Group, Inc. Class A	807	19,650
Hanover Insurance Group, Inc.*	1,100	45,947
Harleysville Group, Inc.	600	15,900
Hartford Financial Services Group, Inc.	9,600	824,544
HCC Insurance Holdings, Inc.	3,400	100,912
Hilb, Rogal & Hamilton Co.	300	11,553
Horace Mann Educators Corp.	700	13,272
Infinity Property & Casualty Corp.	400	14,884
LandAmerica Financial Group, Inc.	300	18,720
Lincoln National Corp.	4,600	243,938
Loews Corp.	4,800	455,280
Manulife Financial Corp.	6,163	362,384
Markel Corp.*	100	31,705
Marsh & McLennan Cos., Inc.	17,100	543,096
Mercury General Corp.	1,300	75,686
MetLife, Inc.	24,200	1,185,800
MGIC Investment Corp.	2,700	177,714
Nationwide Financial Services, Inc. Class A	1,600	70,400
Odyssey Re Holdings Corp.	2,100	52,668
Ohio Casualty Corp.	1,900	53,808
Old Republic International Corp.	5,900	154,934
Philadelphia Consolidated Holding Corp.*	300	29,007
Principal Financial Group, Inc.	8,600	407,898
ProAssurance Corp.*	500	24,320
Prudential Financial, Inc.	15,700	1,149,083
Radian Group, Inc.	2,400	140,616
Reinsurance Group of America, Inc.	1,600	76,416
RLI Corp.	500	24,935
Safeco Corp.	3,600	203,400
Selective Insurance Group, Inc.	500	26,550
St. Paul Cos., Inc.	21,641	966,704
StanCorp Financial Group, Inc.	1,400	69,930
State Auto Financial Corp.	600	21,876
Stewart Information Services Corp.	300	14,601
The Commerce Group, Inc.	700	40,096
The First American Corp.	3,300	149,490
The Phoenix Companies, Inc.	2,100	28,644
The PMI Group, Inc.	2,500	102,675
The Progressive Corp.	5,700	665,646
Torchmark, Inc.	2,900	161,240

Transatlantic Holdings, Inc.	1,700	114,240
Triad Guaranty, Inc.*	200	8,798
Unitrin, Inc.	1,800	81,090
Universal American Financial Corp.*	1,652	24,912
UnumProvident Corp.	9,500	216,125
W.R. Berkley Corp.	4,337	206,528
Zenith National Insurance Corp.	1,200	55,344
		20,378,808

Internet Services - 0.9%
Akamai Technologies, Inc.*	5,154	102,719
Ariba, Inc.*	633	4,652
CACI International, Inc.*	600	34,428
CMGI, Inc.*	4,000	6,080
CNET Networks, Inc.*	4,100	60,229
Cogent Communications Group, Inc.*	1,000	5,490
Digital River, Inc.*	400	11,896
EarthLink, Inc.*	4,500	49,995
Enterasys Networks, Inc.*	212	2,815
Equinix, Inc.*	200	8,152
Expedia, Inc.*	10,158	243,386
F5 Networks, Inc.*	400	22,876
GSI Commerce, Inc.*	900	13,581
HomeStore, Inc.*	4,700	23,970
IAC/InterActiveCorp*	10,158	287,573
Ixia*	1,700	25,126
j2 Global Communications, Inc.*	200	8,548
Juniper Networks, Inc.*	17,406	388,154
Jupitermedia Corp.*	400	5,912
Monster Worldwide, Inc.*	3,000	122,460
Netflix, Inc.*	800	21,648
NETGEAR, Inc.*	1,000	19,250
NetRatings, Inc.*	400	4,932
Priceline.com, Inc.*	500	11,160
Qwest Communications International, Inc.*	58,829	332,384
Real Networks, Inc.*	5,500	42,680
Redback Networks, Inc.*	1,800	25,308
RSA Security, Inc.*	2,300	25,829
S1 Corp.*	1,300	5,655
SafeNet, Inc.*	400	12,888
Total System Services, Inc.	6,300	124,677
United Online, Inc.	1,050	14,931
ValueClick, Inc.*	2,300	41,653
VeriSign, Inc.*	7,915	173,497
WebEx Communications, Inc.*	600	12,978
Websense, Inc.*	200	13,128
Yahoo!, Inc.*	45,110	1,767,410
		4,078,050

Leisure - 0.7%
Alliance Gaming Corp.*	1,600	20,832
Ameristar Casinos, Inc.	1,800	40,860

Aztar Corp.*	600	18,234
Boyd Gaming Corp.	2,300	109,618
Brunswick Corp.	2,500	101,650
Choice Hotels International, Inc.	1,600	66,816
Gaylord Entertainment Co.*	700	30,513
Harrah’s Entertainment, Inc.	7,003	499,244
Hilton Hotels Corp.	12,200	294,142
International Game Technology	10,900	335,502
International Speedway Corp. Class A	500	23,950
K2, Inc.*	500	5,055
La Quinta Corp.*	6,000	66,840
Life Time Fitness, Inc.*	300	11,427
Marriott International, Inc. Class A	6,000	401,820
Marvel Entertainment, Inc.*	2,300	37,674
MGM Mirage, Inc.*	9,200	337,364
Multimedia Games, Inc.*	700	6,475
Penn National Gaming, Inc.*	2,700	88,965
Sabre Holdings Corp. Class A	3,516	84,771
Scientific Games Corp. Class A*	2,100	57,288
Shuffle Master, Inc.*	600	15,084
Six Flags, Inc.*	1,800	13,878
Speedway Motorsports, Inc	500	17,335
Starwood Hotels & Resorts Worldwide, Inc. Class B	5,400	344,844
Station Casinos, Inc.	1,850	125,430
Topps Co., Inc.	900	6,687
WMS Industries, Inc.*	500	12,545
		3,174,843

Machinery - 0.7%
Albany International Corp. Class A	400	14,464
Applied Industrial Technologies, Inc.	450	15,161
Baldor Electric Co.	400	10,260
CARBO Ceramics, Inc.	300	16,956
Caterpillar, Inc.	23,000	1,328,710
Deere & Co.	8,200	558,502
Dover Corp.	6,900	279,381
Flowserve Corp.*	1,800	71,208
Gardner Denver, Inc.*	200	9,860
Graco, Inc.	1,550	56,544
IDEX Corp.	1,000	41,110
JLG Industries, Inc.	1,600	73,056
Joy Global, Inc.	3,900	156,000
Kennametal, Inc.	700	35,728
Lone Star Technologies, Inc.*	400	20,664
National-Oilwell, Inc.*	4,805	301,273
Regal-Beloit Corp.	300	10,620
Sauer-Danfoss, Inc.	1,500	28,215
SPX Corp.	2,000	91,540
Terex Corp.*	1,200	71,280
The Manitowoc Co., Inc.	400	20,088
Universal Compression Holdings, Inc.*	300	12,336
Woodward Governor Co.	200	17,202
		3,240,158

Manufacturing - 0.4%
American Standard Cos., Inc.	6,800	271,660
AptarGroup, Inc.	700	36,540
Ball Corp.	3,200	127,104
Blount International, Inc.*	1,400	22,302
Briggs & Stratton Corp.	1,000	38,790
CLARCOR, Inc.	1,800	53,478
Cognex Corp.	1,500	45,135
Donaldson Co., Inc.	2,400	76,320
Eaton Corp.	4,300	288,487
ESCO Technologies, Inc.*	400	17,796
General Cable Corp.*	1,400	27,580
Leggett & Platt, Inc.	5,000	114,800
Lennox International, Inc.	2,100	59,220
Nordson Corp.	400	16,204
Packaging Corp. of America	3,500	80,325
Pall Corp.	3,200	85,952
Polaris Industries, Inc.	800	40,160
Quanex Corp.	300	14,991
The Brink’s Co.	1,200	57,492
Varian, Inc.*	500	19,895
Wabtec Corp.	800	21,520
Zebra Technologies Corp. Class A*	1,875	80,344
		1,596,095

Metals & Mining - 0.7%
Alcoa, Inc.	29,600	875,272
Aleris International, Inc.*	1,000	32,240
Arch Coal, Inc.	1,400	111,300
Century Aluminum Co.*	349	9,147
Cleveland-Cliffs, Inc.	400	35,428
Coeur d’Alene Mines Corp.*	8,500	34,000
Commercial Metals Co.	1,800	67,572
Compass Minerals International, Inc.	1,000	24,540
Freeport-McMoran Copper & Gold, Inc. Class B	6,300	338,940
Hecla Mining Co.*	1,600	6,496
Kaydon Corp.	500	16,070
Massey Energy Co.	1,700	64,379
MSC Industrial Direct Co., Inc. Class A	1,000	40,220
Mueller Industries, Inc.	500	13,710
Newmont Mining Corp.	12,400	662,160
Phelps Dodge Corp.	2,700	388,449
Precision Castparts Corp.	3,424	177,398
Stillwater Mining Co.*	2,300	26,611
Titanium Metals Corp.*	1,000	63,260
USEC, Inc.	2,200	26,290
		3,013,482

Multimedia - 2.3%
A.H. Belo Corp. Series A	2,400	51,384

Cox Radio, Inc. Class A*	800	11,264
DreamWorks Animation SKG, Inc. Class A*	1,300	31,928
Emmis Communications Corp. Class A*	1,082	21,543
Entercom Communications Corp.*	1,100	32,637
Gannett Co., Inc.	7,100	430,047
Gemstar-TV Guide International, Inc.*	11,861	30,957
Liberty Media Corp. Class A	85,400	672,098
Macrovision Corp.*	600	10,038
Martha Stewart Living Omnimedia, Inc. Class A*	200	3,486
McGraw-Hill Cos, Inc.	11,200	578,256
Media General, Inc. Class A	400	20,280
Meredith Corp.	900	47,106
News Corp. Class A	32,900	546,469
News Corp. Class B	71,644	1,114,064
Pixar, Inc.*	3,800	200,336
The E.W. Scripps Co. Class A	3,500	168,070
The Liberty Corp.	200	9,362
Time Warner, Inc.	147,400	2,570,656
Tribune Co.	9,500	287,470
Viacom, Inc. Class A	3,400	111,384
Viacom, Inc. Class B	45,215	1,474,009
Walt Disney Co.	68,300	1,637,151
XM Satellite Radio Holdings, Inc. Class A*	6,700	182,776
		10,242,771

Office Equipment - 0.2%
Global Imaging Systems, Inc.*	400	13,852
IKON Office Solutions, Inc.	3,900	40,599
Lexmark International Group, Inc. Class A*	3,400	152,422
Pitney Bowes, Inc.	7,300	308,425
Xerox Corp.*	30,700	449,755
		965,053

Office Furnishings & Supplies - 0.1%
Acco Brands Corp.*	869	21,291
Avery Dennison Corp.	2,900	160,283
Herman Miller, Inc.	1,600	45,104
HNI Corp.	500	27,465
Knoll, Inc.	100	1,711
OfficeMax, Inc.	2,100	53,256
Steelcase, Inc. Class A	2,200	34,826
		343,936

Oil & Gas - 6.9%
AGL Resources, Inc.	2,100	73,101
Amerada Hess Corp.	2,600	329,732
Anadarko Petroleum Corp.	7,600	720,100
Apache Corp.	11,184	766,328
Aquila, Inc.*	11,900	42,840
Atmos Energy Corp.	2,700	70,632
ATP Oil & Gas Corp.*	1,000	37,010
Atwood Oceanics, Inc.*	100	7,803

Baker Hughes, Inc.	10,800	656,424
Berry Petroleum Co. Class A	200	11,440
BJ Services Co.	10,400	381,368
Burlington Resources, Inc.	13,000	1,120,600
Cabot Oil & Gas Corp. Class A	750	33,825
Cal Dive International, Inc.*	2,600	93,314
Cheniere Energy, Inc.*	1,200	44,664
Chesapeake Energy Corp.	11,500	364,895
Cimarex Energy Co.*	1,710	73,547
Comstock Resources, Inc.*	600	18,306
ConocoPhillips	47,300	2,751,914
Cooper Cameron Corp.*	3,900	161,460
Delta Petroleum Corp.*	1,300	28,301
Denbury Resources, Inc.*	3,600	82,008
Devon Energy Corp.	5,740	358,980
Diamond Offshore Drilling, Inc.	4,400	306,064
El Paso Corp.	20,653	251,140
Encore Aquisition Co.*	750	24,030
Energen Corp.	2,500	90,800
Energy Partners Ltd.*	1,000	21,790
ENSCO International, Inc.	4,900	217,315
EOG Resources, Inc.	7,700	564,949
Equitable Resources, Inc.	3,200	117,408
Exxon Mobil Corp.	201,764	11,333,084
FMC Technologies, Inc.*	1,500	64,380
Forest Oil Corp.*	1,200	54,684
Frontier Oil Corp.	1,800	67,554
Grant Prideco, Inc.*	3,500	154,420
Grey Wolf, Inc.*	5,700	44,061
Halliburton Co.	17,400	1,078,104
Hanover Compressor Co.*	2,700	38,097
Helmerich & Payne, Inc.	1,200	74,292
Holly Corp.	700	41,209
Houston Exploration Co.*	500	26,400
Hydril Co.*	200	12,520
KCS Energy, Inc.*	1,400	33,908
Kerr-McGee Corp.	4,252	386,337
Key Energy Services, Inc.*	2,900	39,063
Marathon Oil Corp.	10,801	658,537
Murphy Oil Corp.	5,900	318,541
National Fuel Gas Co.	1,800	56,142
New Jersey Resources Corp.	500	20,945
Newfield Exploration Co.*	3,200	160,224
Newpark Resources, Inc.*	2,600	19,838
Nicor, Inc.	1,500	58,965
Noble Energy, Inc.	5,168	208,270
Occidental Petroleum Corp.	12,800	1,022,464
Oceaneering International, Inc.*	400	19,912
Oil States International, Inc.*	1,600	50,688
ONEOK, Inc.	2,500	66,575
Parker Drilling Co.*	2,900	31,407
Patterson-UTI Energy, Inc.	5,100	168,045

Penn Virginia Corp.	200	11,480
Petrohawk Energy Corp.*	2,200	29,084
Piedmont Natural Gas Co., Inc.	2,300	55,568
Pioneer Natural Resources Co.	3,802	194,929
Plains Exploration & Production Co.*	1,700	67,541
Pogo Producing Co.	1,700	84,677
Pride International, Inc.*	4,200	129,150
Quicksilver Resources, Inc.*	1,800	75,618
Range Resources Corp.	3,600	94,824
Remington Oil & Gas Corp.*	300	10,950
Rowan Cos., Inc.	3,300	117,612
RPC, Inc.	750	19,755
SEACOR SMIT, Inc.*	300	20,430
Smith International, Inc.	6,400	237,504
South Jersey Industries, Inc.	400	11,656
Southern Union Co.	3,088	72,969
Southwestern Energy Co.*	5,400	194,076
St. Mary Land & Exploration Co.	1,700	62,577
Sunoco, Inc.	3,800	297,844
Superior Energy Services, Inc.*	2,300	48,415
Swift Energy Co.*	300	13,521
Tesoro Petroleum Corp.	1,500	92,325
The Laclede Group, Inc.	300	8,763
The Meridian Resource Corp.*	800	3,360
Tidewater, Inc.	1,300	57,798
UGI Corp.	3,100	63,860
Unit Corp.*	900	49,527
Valero Energy Corp.	19,818	1,022,609
Vintage Petroleum, Inc.	2,000	106,660
W-H Energy Services, Inc.*	200	6,616
Western Gas Resources, Inc.	1,600	75,344
Whiting Petroleum Corp.	800	32,000
Williams Cos., Inc.	18,300	424,011
XTO Energy, Inc.	10,809	474,947
		30,398,754

Paper & Related Products - 0.1%
American Greetings Corp. Class A	1,300	28,561
Bowater, Inc.	1,200	36,864
Louisiana-Pacific Corp.	2,600	71,422
MeadWestvaco Corp.	5,240	146,877
Neenah Paper, Inc.	393	11,004
Potlatch Corp.	400	20,392
Temple-Inland, Inc.	3,000	134,550
		449,670

Personal Care - 0.0%
Chattem, Inc.*	200	7,278
Elizabeth Arden, Inc.*	300	6,018
Nu Skin Enterprises, Inc. Class A	1,300	22,854
Revlon, Inc. Class A*	10,900	33,790
		69,940

Photo Equipment & Supplies - 0.0%
Eastman Kodak Co.	8,000	187,200
Lexar Media, Inc.*	700	5,747
Photronics, Inc.*	600	9,036
		201,983

Printing - 0.1%
Consolidated Graphics, Inc.*	200	9,468
R. R. Donnelley & Sons Co.	6,100	208,681
Valassis Communications, Inc.*	1,000	29,070
		247,219

Publishing - 0.1%
Dex Media, Inc.	4,800	130,032
Dow Jones & Co., Inc.	1,300	46,137
Hollinger International, Inc. Class A	2,100	18,816
John Wiley & Sons, Inc. Class A	1,000	39,040
Journal Register Co.	600	8,970
Knight-Ridder, Inc.	2,200	139,260
Lee Enterprises, Inc.	800	29,528
PRIMEDIA, Inc.*	8,400	13,524
ProQuest Co.*	500	13,955
Scholastic Corp.*	500	14,255
The McClatchy Co. Class A	400	23,640
The New York Times Co. Class A	4,000	105,800
The Reader’s Digest Association, Inc.	2,800	42,616
		625,573

Real Estate - 0.1%
CB Richard Ellis Group, Inc. Class A*	2,500	147,125
Corrections Corp. of America*	600	26,982
Jones Lang LaSalle, Inc.	600	30,210
The St. Joe Co.	2,000	134,440
Trammell Crow Co.*	1,000	25,650
		364,407

Restaurants - 0.8%
Applebee’s International, Inc.	2,600	58,734
Bob Evans Farms, Inc.	700	16,142
Brinker International, Inc.	2,300	88,918
CBRL Group, Inc.	1,100	38,665
CEC Entertainment, Inc.*	600	20,424
CKE Restaurants, Inc.	1,700	22,967
Darden Restaurants, Inc.	5,100	198,288
Domino’s Pizza, Inc.	2,300	55,660
IHOP Corp.	400	18,764
Jack in the Box, Inc.*	500	17,465
Krispy Kreme Doughnuts, Inc.*	1,000	5,740
Landry’s Seafood Restaurants, Inc.	300	8,013
McDonald’s Corp.	40,000	1,348,800
Outback Steakhouse, Inc.	1,800	74,898

P.F. Chang’s China Bistro, Inc.*	300	14,889
RARE Hospitality International, Inc.*	500	15,195
Ruby Tuesday, Inc.	1,400	36,246
Ryan’s Restaurant Group, Inc.*	800	9,648
Sonic Corp.*	1,350	39,825
Starbucks Corp.*	24,600	738,246
Texas Roadhouse, Inc. Class A*	300	4,665
The Cheesecake Factory*	1,750	65,432
Wendy’s International, Inc.	3,000	165,780
Yum! Brands, Inc.	8,200	384,416
		3,447,820

Retail - Food - 0.3%
Albertson’s, Inc.	12,500	266,875
Kroger Co.*	23,200	438,016
Ruddick Corp.	900	19,152
Safeway, Inc.	13,500	319,410
SUPERVALU, Inc.	3,500	113,680
Weis Markets, Inc.	400	17,216
Whole Foods Market, Inc.	3,000	232,170
		1,406,519

Retail - General - 2.5%
99 Cents Only Stores*	1,166	12,196
Bebe stores, Inc.	2,750	38,583
Big Lots, Inc.*	3,700	44,437
BJ’s Wholesale Club, Inc.*	1,700	50,252
Casey’s General Stores, Inc.	800	19,840
CVS Corp.	27,600	729,192
Dillards, Inc. Class A	1,800	44,676
Dollar General Corp.	10,525	200,712
Family Dollar Stores, Inc.	4,700	116,513
Federated Department Stores, Inc.	8,554	567,387
Fred’s, Inc.	500	8,135
J.C. Penney Co., Inc.	8,000	444,800
Longs Drug Stores Corp.	600	21,834
Sears Holdings Corp.*	4,025	465,008
Target Corp.	28,300	1,555,651
TJX Cos., Inc.	14,900	346,127
Wal-Mart Stores, Inc.	133,200	6,233,760
		10,899,103

Retail - Specialty - 3.8%
Abercrombie & Fitch Co. Class A	2,500	162,950
Aeropostale, Inc.*	1,200	31,560
Amazon.com, Inc.*	13,200	622,380
American Eagle Outfitters, Inc.	4,600	105,708
AnnTaylor Stores Corp.*	1,550	53,506
AutoNation, Inc.*	8,000	173,840
Barnes & Noble, Inc.	1,700	72,539
Bed Bath & Beyond, Inc.*	9,500	343,425
Best Buy Co., Inc.	16,625	722,855

Blockbuster, Inc. Class A	3,100	11,625
Borders Group, Inc.	1,600	34,672
Burlington Coat Factory Warehouse Corp.	600	24,126
Callaway Golf Co.	2,100	29,064
Central Garden & Pet Co.*	200	9,188
Chico’s FAS, Inc.*	5,800	254,794
Children’s Place Retail Stores, Inc.*	800	39,536
Christopher & Banks Corp.	400	7,512
Circuit City Stores-Circuit City Group	5,100	115,209
Claire’s Stores, Inc.	3,000	87,660
Coldwater Creek, Inc.*	1,500	45,795
Copart, Inc.*	2,850	65,721
Cost Plus, Inc.*	300	5,145
Costco Wholesale Corp.	16,300	806,361
Dollar Tree Stores, Inc.*	3,700	88,578
eBay, Inc.*	47,400	2,050,050
Foot Locker, Inc.	4,000	94,360
GameStop Corp. Class A*	637	18,409
GameStop Corp. Class B*	1,357	43,180
Group 1 Automotive, Inc.*	400	12,572
Guitar Center, Inc.*	300	15,003
Hibbett Sporting Goods, Inc.*	1,100	31,328
Home Depot, Inc.	72,750	2,944,920
Hot Topic, Inc.*	600	8,550
Jo-Ann Stores, Inc.*	200	2,360
K-Swiss, Inc. Class A	400	12,976
Kohl’s Corp.*	11,000	534,600
La-Z-Boy, Inc.	1,400	18,984
Linens ‘n Things, Inc.*	500	13,300
Liz Claiborne, Inc.	2,800	100,296
Lowe’s Cos., Inc.	24,700	1,646,502
Michaels Stores, Inc.	3,500	123,795
Movie Gallery, Inc.	700	3,927
NBTY, Inc.*	1,500	24,375
Nordstrom, Inc.	7,800	291,720
Nutri/Systems, Inc.*	1,000	36,020
Office Depot, Inc.*	9,400	295,160
Overstock.com, Inc.*	200	5,630
Pacific Sunwear of California, Inc.*	2,050	51,086
Payless ShoeSource, Inc.*	2,200	55,220
Pep Boys - Manny, Moe & Jack	900	13,401
PETCO Animal Supplies, Inc.*	1,200	26,340
PETsMART, Inc.	4,100	105,206
Pier 1 Imports, Inc.	1,700	14,841
RadioShack Corp.	4,200	88,326
RC2 Corp.*	200	7,104
Regis Corp.	1,100	42,427
Rite Aid Corp.*	16,700	58,116
Ross Stores, Inc.	3,800	109,820
Saks, Inc.*	4,600	77,556
Select Comfort Corp.*	500	13,675
Sonic Automotive, Inc. Class A	400	8,912

Sotheby’s Holdings, Inc. Class A*	1,500	27,540
Stage Stores, Inc.	300	8,934
Staples, Inc.	23,550	534,821
Stein Mart, Inc.	500	9,075
Talbots, Inc.	1,300	36,166
The Cato Corp. Class A	300	6,435
The Dress Barn, Inc.*	1,000	38,610
The Gap, Inc.	28,900	509,796
The Limited, Inc.	12,280	274,458
The Men’s Wearhouse, Inc.*	1,750	51,520
The Nautilus Group, Inc.	500	9,330
The Sherwin Williams Co.	3,700	168,054
The Sports Authority, Inc.*	300	9,339
Tiffany & Co.	3,800	145,502
Too, Inc.*	500	14,105
Tractor Supply Co.*	400	21,176
Tuesday Morning Corp.	600	12,552
Urban Outfitters, Inc.*	5,300	134,143
V.F. Corp.	2,900	160,486
Walgreen Co.	32,500	1,438,450
Williams-Sonoma, Inc.*	3,000	129,450
Zale Corp.*	1,600	40,240
		16,693,978

Steel - 0.2%
AK Steel Holding Corp.*	3,000	23,850
Allegheny Technologies, Inc.	3,100	111,848
Carpenter Technology Corp.	300	21,141
Chaparral Steel Co.*	300	9,075
Maverick Tube Corp.*	700	27,902
Nucor Corp.	4,500	300,240
Oregon Steel Mills, Inc.*	1,000	29,420
Reliance Steel & Aluminum Co.	400	24,448
Schnitzer Steel Industries, Inc. Class A	500	15,295
Steel Dynamics, Inc.	1,000	35,510
The Timken Co.	3,000	96,060
United States Steel Corp.	3,000	144,210
Worthington Industries, Inc.	1,900	36,499
		875,498

Telecommunications - 4.1%
**	500	12,910
**	900	16,488
**	56,190	132,608
ADC Telecommunications, Inc.*	3,747	83,708
Adtran, Inc.	2,300	68,402
Alamosa Holdings, Inc.*	5,200	96,772
ALLTEL Corp.	12,224	771,334
American Tower Corp. Class A*	14,000	379,400
AT&T, Inc.*	125,196	3,066,050
Avaya, Inc.*	15,300	163,251
BellSouth Corp.	62,300	1,688,330

Cablevision Systems Corp. Class A*	7,600	178,372
Centennial Communications Corp. Class A*	3,600	55,872
CenturyTel, Inc.	700	23,212
CIENA Corp.*	15,400	45,738
Cincinnati Bell, Inc.*	7,900	27,729
Citizens Communications Co.	11,700	143,091
Commonwealth Telephone Enterprises, Inc.	300	10,131
CommScope, Inc.*	1,800	36,234
Comverse Technology, Inc.*	6,800	180,812
Crown Castle International Corp.*	6,717	180,755
Dobson Communications Corp. Class A*	4,600	34,500
EchoStar Communications Corp. Class A	6,900	187,473
Harmonic, Inc.*	900	4,365
Harris Corp.	4,500	193,545
IDT Corp.*	200	2,312
IDT Corp. Class B*	1,800	21,060
Level 3 Communications, Inc.*	22,300	64,001
Lucent Technologies, Inc.*	142,200	378,252
Motorola, Inc.	79,000	1,784,610
Nextel Partners, Inc. Class A*	5,900	164,846
NII Holdings, Inc. Class B*	4,800	209,664
Novatel Wireless, Inc.*	200	2,422
NTL, Inc.*	2,700	183,816
Plantronics, Inc.	1,100	31,130
Powerwave Technologies, Inc.*	3,500	43,995
Premiere Global Services, Inc.*	1,800	14,634
Price Communications Corp.*	1,825	27,138
QUALCOMM, Inc.	52,200	2,248,776
RCN Corp.*	400	9,380
RF Micro Devices, Inc.*	5,300	28,673
SBA Communications Corp. Class A*	1,800	32,220
Scientific-Atlanta, Inc.	4,000	172,280
Sprint Corp.	90,016	2,102,774
Sycamore Networks, Inc.*	6,900	29,808
Symbol Technologies, Inc.	7,250	92,945
Telephone & Data Systems, Inc.	1,200	43,236
Telephone & Data Systems, Inc.	1,200	41,532
Tellabs, Inc.*	13,456	146,670
UbiquiTel, Inc.*	2,400	23,736
Ulticom, Inc.*	500	4,905
United States Cellular Corp.*	1,300	64,220
Verizon Communications	83,000	2,499,960
Wireless Facilities, Inc.*	700	3,570
		18,253,647

Textile & Apparel - 0.4%
Carter’s, Inc.*	1,000	58,850
Charming Shoppes, Inc.*	3,300	43,560
Coach, Inc.*	12,100	403,414
Columbia Sportswear Co.*	1,000	47,730
DHB Industries, Inc.*	500	2,235
G & K Services, Inc. Class A	200	7,850

Guess?, Inc.*	1,400	49,840
Jones Apparel Group, Inc.	3,200	98,304
Kellwood Co.	400	9,552
Mohawk Industries, Inc.*	1,643	142,908
NIKE, Inc. Class B	5,200	451,308
Oakley, Inc.	2,100	30,849
Oxford Industries, Inc.	300	16,410
Phillips-Van Heusen Corp.	400	12,960
Polo Ralph Lauren Corp.	1,500	84,210
Quiksilver, Inc.*	3,600	49,824
Reebok International Ltd.	1,300	75,699
The Finish Line, Inc. Class A	800	13,936
The Warnaco Group, Inc.*	600	16,032
Timberland Co.*	1,000	32,550
Wolverine World Wide, Inc.	1,200	26,952
		1,674,973

Tires & Rubber - 0.0%
Cooper Tire & Rubber Co.	1,500	22,980
Goodyear Tire & Rubber Co.*	5,300	92,114
		115,094

Tobacco - 1.3%
Altria Group, Inc.	66,400	4,961,408
Loews Corp. - Carolina Group	1,600	70,384
Reynolds American, Inc.	3,800	362,254
UST, Inc.	4,600	187,818
		5,581,864

Tools-Hand Held - 0.0%
Snap-on, Inc.	1,400	52,584
Stanley Works	2,000	96,080
Toro Co.	1,000	43,770
		192,434

Transportation - 1.2%
ABX Air, Inc.*	600	4,698
Alexander & Baldwin, Inc.	900	48,816
Arkansas Best Corp.	400	17,472
Burlington Northern Santa Fe Corp.	4,600	325,772
C.H. Robinson Worldwide, Inc.	5,800	214,774
CNF Transportation, Inc.	1,000	55,890
CSX Corp.	7,000	355,390
EGL, Inc.*	800	30,056
FedEx Corp.	8,400	868,476
Forward Air Corp.	450	16,493
GATX Corp.	1,700	61,336
Genesee & Wyoming, Inc. Class A*	200	7,510
Heartland Express, Inc.	2,300	46,667
J.B. Hunt Transport Services, Inc.	5,300	119,992
Kansas City Southern Industries, Inc.*	2,100	51,303
Kirby Corp.*	500	26,085

Knight Transportation, Inc.	2,625	54,416
Laidlaw International, Inc.	2,500	58,075
Landstar Systems, Inc.	1,600	66,784
Norfolk Southern Corp.	12,700	569,341
Offshore Logistics, Inc.*	200	5,840
Old Dominion Freight Line, Inc.*	450	12,141
Overseas Shipholding Group, Inc.	900	45,351
Ryder System, Inc.	1,600	65,632
Swift Transportation Co., Inc.*	1,500	30,450
Union Pacific Corp.	8,400	676,284
United Parcel Service, Inc. Class B	18,600	1,397,790
Werner Enterprises, Inc.	1,600	31,520
Yellow Roadway Corp.*	1,263	56,342
		5,320,696

Utilities - 2.9%
AES Corp.*	22,200	351,426
Allegheny Energy, Inc.*	5,200	164,580
Alliant Energy Corp.	3,700	103,748
Ameren Corp.	6,500	333,060
American Electric Power Co., Inc.	12,700	471,043
American Power Conversion Corp.	6,200	136,400
Aqua America, Inc.	4,034	110,128
Avista Corp.	800	14,168
Black Hills Corp.	500	17,305
Calpine Corp.*	17,200	3,578
CH Energy Group, Inc.	300	13,770
Cinergy Corp.	5,100	216,546
Cleco Corp.	1,600	33,360
CMS Energy Corp.*	6,600	95,766
Consolidated Edison, Inc.	7,800	361,374
Constellation Energy Group	6,100	351,360
Dominion Resources, Inc.	10,200	787,440
DPL, Inc.	4,300	111,843
Duke Energy Corp.	31,500	864,675
Dynegy, Inc. Class A*	10,400	50,336
Edison International	10,400	453,544
El Paso Electric Co.*	1,200	25,248
Exelon Corp.	22,700	1,206,278
FirstEnergy Corp.	10,600	519,294
FPL Group, Inc.	13,400	556,904
FuelCell Energy, Inc.*	900	7,623
IDACORP, Inc.	600	17,580
KeySpan Corp.	5,600	199,864
MDU Resources Group, Inc.	3,550	116,227
NiSource, Inc.	8,137	169,738
Northeast Utilities	3,900	76,791
Northwest Natural Gas Co.	500	17,090
OGE Energy Corp.	2,000	53,580
Otter Tail Power Co.	500	14,490
Parker-Hannifin Corp.	3,100	204,476
Peoples Energy Corp.	700	24,549

Pepco Holdings, Inc.	6,100	136,457
PG&E Corp.	11,900	441,728
Pinnacle West Capital Corp.	3,200	132,320
PNM Resources, Inc.	1,950	47,755
PPL Corp.	12,200	358,680
Public Service Enterprise Group, Inc.	6,700	435,299
Puget Energy, Inc.	3,700	75,554
Questar Corp.	2,200	166,540
Reliant Resources, Inc.*	9,644	99,526
SCANA Corp.	2,900	114,202
Sierra Pacific Resources*	5,900	76,936
Southern Co.	23,900	825,267
Southwest Gas Corp.	500	13,200
TECO Energy, Inc.	6,200	106,516
TXU Corp.	16,400	823,116
UIL Holdings Corp.	200	9,198
Unisource Energy Corp.	600	18,720
Vectren Corp.	1,700	46,172
WGL Holdings, Inc.	900	27,054
Wisconsin Energy Corp.	3,000	117,180
WPS Resources Corp.	800	44,248
Xcel Energy, Inc.	12,900	238,134
		12,608,984

Waste Management - 0.2%
Allied Waste Industries, Inc.*	11,200	97,888
Republic Services, Inc. Class A	4,200	157,710
Stericycle, Inc.*	900	52,992
Waste Connections, Inc.*	750	25,845
Waste Management, Inc.	17,100	518,985
		853,420

Other - 4.0%
DFA U.S. MicroCap Portfolio	1,203,833	17,780,608

TOTAL COMMON STOCKS
(Identified Cost $374,263,171)		436,564,754

SHORT-TERM INVESTMENTS - 1.4%

Other - 1.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	6,232,253	6,232,253

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,232,254)		6,232,254

Total Investments - 100.4%
(Identified Cost $380,495,425)#		442,797,008
Liabilities, Less Cash and Other Assets — (0.4%)		-1,926,259
Net Assets — 100%		$440,870,749

See Notes to Financial Statements.

SA U.S. Market Fund

†	See Note 1.
*	Non-income producing security

#

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $380,495,425. Net unrealized appreciation aggregated $62,301,583, of which $84,034,594 related to appreciated investment securities and $21,733,011 related to depreciated investment securities.

SA U.S HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2005 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS - 98.5%

Aerospace/Defense - 2.7%
Curtiss-Wright Corp.	258	$14,087
Northrop Grumman Corp.	76,033	4,570,344
Raytheon Co.	59,300	2,380,895
		6,965,326

Agricultural Operations - 0.1%
Corn Products International, Inc.	12,300	293,847

Airlines - 0.5%
Southwest Airlines Co.	80,500	1,322,615

Auto & Related - 2.0%
Dana Corp.	27,000	193,860
Ford Motor Co.	291,400	2,249,608
General Motors Corp.	100,700	1,955,594
Lear Corp.	12,000	341,520
United Rentals, Inc.*	6,300	147,357
Visteon Corp.	11,391	71,308
		4,959,247

Banks/Savings & Loans - 2.4%
Astoria Financial Corp.	2,200	64,680
Independence Community Bank Corp.	14,600	580,058
New York Community Bancorp, Inc.	55,100	910,252
North Fork Bancorporation, Inc.	98,900	2,705,904
Sovereign Bancorp, Inc.	32,600	704,812
The South Financial Group, Inc.	12,200	335,988
Washington Mutual, Inc.	15,499	674,206
Webster Financial Corp.	3,800	178,220
		6,154,120

Broadcasting - 4.4%
Clear Channel Communications, Inc.	97,472	3,065,494
Comcast Corp. Class A*	56,300	1,446,347
Comcast Corp. Class A Special*	183,690	4,768,592
Discovery Holding Co. Class A*	44,300	671,145
Hearst-Argyle Television, Inc.	10,600	252,810
Liberty Global, Inc. Class A	18,605	394,426
Liberty Global, Inc. Series C*	18,605	418,613
Radio One, Inc. Class A*	2,800	28,756
		11,046,183

Building & Construction - 0.8%
Hughes Supply, Inc.	10,800	387,180
Lafarge Corp.	14,500	797,790
Pulte Corp.	20,800	818,688
		2,003,658

Business Services - 0.9%
Electronic Data Systems Corp.	90,400	2,173,216
PHH Corp.*	2,895	81,118
		2,254,334

Chemicals - 0.5%
Ashland, Inc.	15,400	891,660
Lubrizol Corp.	1,800	78,174
Lyondell Chemical Co.	15,700	373,974
Valhi, Inc.	1,800	33,300
		1,377,108

Commercial Services - 0.1%
CCE Spinco, Inc.*	12,184	159,610
Convergys Corp.*	8,000	126,800
		286,410

Communications Equipment - 0.1%
Andrew Corp.*	29,000	311,170

Computer Equipment - 0.3%
Ingram Micro, Inc. Class A*	33,500	667,655
Integrated Device Technology, Inc.*	1,900	25,042
		692,697

Computer Services - 1.0%
Computer Sciences Corp.*	32,500	1,645,800
Compuware Corp.*	45,300	406,341
Sun Microsystems, Inc.*	97,600	408,944
Unisys Corp.*	31,400	183,062
		2,644,147

Computer Software - 0.1%
3Com Corp.*	58,600	210,960

Computers - 1.2%
Hewlett-Packard Co.	102,700	2,940,301

Containers & Glass - 0.1%
Owens-Illinois, Inc.*	13,000	273,520

Diversified Operations - 0.7%
Cendant Corp.	88,170	1,520,933
PerkinElmer, Inc.	5,800	136,648
		1,657,581

Electronics - 2.8%
Advanced Micro Devices, Inc.*	10,900	333,540
Agere Systems, Inc.*	1,723	22,227
Applied Micro Circuits Corp.*	22,500	57,825
Arrow Electronics, Inc.*	19,300	618,179
Avnet, Inc.*	30,400	727,776
AVX Corp.	23,400	338,832
Fairchild Semiconductor International, Inc. Class A*	700	11,837
Intersil Corp. Class A	28,000	696,640
LSI Logic Corp.*	63,900	511,200
Micron Technology, Inc.*	109,900	1,462,769
Sanmina Corp.*	92,700	394,902
Solectron Corp.*	190,000	695,400
Tech Data Corp.*	11,100	440,448
Thermo Electron Corp.*	11,100	334,443
Vishay Intertechnology, Inc.*	33,900	466,464
		7,112,482

Financial Services - 8.5%
A.G. Edwards, Inc.	11,900	557,634
Ambac Financial Group, Inc.	15,800	1,217,548
AmeriCredit Corp.*	24,400	625,372
CIT Group, Inc.	21,900	1,133,982
Countrywide Financial Corp.	90,400	3,090,776
J.P. Morgan Chase & Co.	101,200	4,016,628
Janus Capital Group, Inc.	46,400	864,432
KeyCorp	9,700	319,421
LaBranche & Co., Inc.*	3,500	35,385
MBIA, Inc.	28,700	1,726,592
Protective Life Corp.	14,400	630,288
Prudential Financial, Inc.	73,000	5,342,870
The Bear Stearns Cos., Inc.	18,060	2,086,472
		21,647,400

Food & Beverages - 2.8%
Archer-Daniels-Midland Co.	97,196	2,396,853
Coca-Cola Enterprises, Inc.	86,700	1,662,039
Del Monte Foods Co.*	11,200	116,816
Kraft Foods, Inc. Class A	42,900	1,207,206
PepsiAmericas, Inc.	15,300	355,878
Smithfield Foods, Inc.*	14,400	440,640
The J.M. Smucker Co.	2,500	110,000
Tyson Foods, Inc. Class A	47,207	807,240
		7,096,672

Forest & Paper Products - 2.0%
International Paper Co.	29,000	974,690
Smurfit-Stone Container Corp.	44,243	626,923
Weyerhaeuser Co.	52,100	3,456,314
		5,057,927

Funeral Services - 0.1%
Service Corp. International	40,300	329,654

Health Care - Drugs - 1.0%
AmerisourceBergen Corp.	35,200	1,457,280
Millennium Pharmaceuticals, Inc.*	59,600	578,120
Watson Pharmaceuticals, Inc.*	18,900	614,439
		2,649,839

Health Care - Products - 1.0%
Human Genome Sciences, Inc.*	4,900	41,944
Invitrogen Corp.*	7,400	493,136
McKesson Corp.	22,700	1,171,093
UnitedHealth Group, Inc.	13,200	820,248
		2,526,421

Health Care - Services - 1.2%
Emdeon Corp.*	8,100	68,526
Medco Health Solutions, Inc.*	29,500	1,646,100
Tenet Healthcare Corp.*	77,200	591,352
Triad Hospitals, Inc.*	16,700	655,141
		2,961,119

Insurance - 20.9%
Alleghany Corp.	1,700	482,800
Allstate Corp.	105,400	5,698,978
American Financial Group, Inc.	15,900	609,129
American National Insurance Co.	5,441	636,543
AmerUs Group Co.	7,900	447,693
Chubb Corp.	28,500	2,783,025
Cincinnati Financial Corp.	36,356	1,624,386
CNA Financial Corp.*	54,800	1,793,604
Fidelity National Financial, Inc.	28,800	1,059,552
Fidelity National Title Group, Inc. Class A	5,040	122,724
Hanover Insurance Group, Inc.*	9,700	405,169
Hartford Financial Services Group, Inc.	46,300	3,976,707
Lincoln National Corp.	33,500	1,776,505
Loews Corp.	39,300	3,727,605
MetLife, Inc.	160,300	7,854,700
MGIC Investment Corp.	19,300	1,270,326
Nationwide Financial Services, Inc. Class A	11,800	519,200
Odyssey Re Holdings Corp.	8,700	218,196
Ohio Casualty Corp.	200	5,664
Old Republic International Corp.	38,300	1,005,758
Principal Financial Group, Inc.	52,500	2,490,075
Radian Group, Inc.	17,900	1,048,761
Reinsurance Group of America, Inc.	13,100	625,656
Safeco Corp.	21,500	1,214,750
St. Paul Cos., Inc.	147,400	6,584,358
StanCorp Financial Group, Inc.	9,400	469,530
The First American Corp.	17,800	806,340
The PMI Group, Inc.	19,300	792,651
Torchmark, Inc.	13,900	772,840

Transatlantic Holdings, Inc.	1,900	127,680
Unitrin, Inc.	13,400	603,670
UnumProvident Corp.	61,800	1,405,950
Wesco Financial Corp.	600	231,000
		53,191,525

Internet Services - 1.4%
Expedia, Inc.*	52,149	1,249,490
IAC/InterActiveCorp*	52,149	1,476,338
Qwest Communications International, Inc.*	131,900	745,235
		3,471,063

Leisure - 0.8%
Harrah’s Entertainment, Inc.	9,663	688,875
La Quinta Corp.*	5,600	62,384
MGM Mirage, Inc.*	35,300	1,294,451
Sabre Holdings Corp. Class A	3,900	94,029
		2,139,739

Machinery - 0.2%
AGCO Corp.*	16,100	266,777
SPX Corp.	7,600	347,852
		614,629

Metals & Mining - 0.4%
Phelps Dodge Corp.	7,200	1,035,864

Multimedia - 10.9%
A.H. Belo Corp. Series A	17,800	381,098
Cox Radio, Inc. Class A*	2,200	30,976
Liberty Media Corp. Class A	459,500	3,616,265
News Corp. Class A	12,608	196,054
Time Warner, Inc.	561,100	9,785,584
Tribune Co.	55,800	1,688,508
Univision Communications, Inc. Class A*	43,600	1,281,404
Viacom, Inc. Class A	17,400	570,024
Viacom, Inc. Class B	259,400	8,456,440
Walt Disney Co.	71,300	1,709,061
		27,715,414

Office Equipment - 0.1%
IKON Office Solutions, Inc.	23,300	242,553

Office Furnishings & Supplies - 0.2%
OfficeMax, Inc.	15,900	403,224
Steelcase, Inc. Class A	6,100	96,563
		499,787

Oil & Gas - 8.4%
Amerada Hess Corp.	14,718	1,866,537

Anadarko Petroleum Corp.	41,026	3,887,213
Apache Corp.	21,482	1,471,947
Chesapeake Energy Corp.	28,000	888,440
ConocoPhillips	37,600	2,187,568
Devon Energy Corp.	2,400	150,096
Forest Oil Corp.*	11,400	519,498
Kerr-McGee Corp.	30,167	2,740,974
Marathon Oil Corp.	58,360	3,558,209
Occidental Petroleum Corp.	7,600	607,088
Pogo Producing Co.	12,100	602,701
Sunoco, Inc.	4,200	329,196
Tidewater, Inc.	10,600	471,276
Valero Energy Corp.	41,400	2,136,240
		21,416,983

Paper & Related Products - 1.0%
Bowater, Inc.	10,900	334,848
Louisiana-Pacific Corp.	22,600	620,822
MeadWestvaco Corp.	37,413	1,048,686
Temple-Inland, Inc.	10,800	484,380
		2,488,736

Publishing - 0.0%
Hollinger International, Inc. Class A	2,600	23,296

Retail - Food - 0.7%
Albertson’s, Inc.	66,000	1,409,100
SUPERVALU, Inc.	11,700	380,016
		1,789,116

Retail - General - 2.5%
Dillards, Inc. Class A	13,100	325,142
Federated Department Stores, Inc.	39,833	2,642,123
J.C. Penney Co., Inc.	35,700	1,984,920
Sears Holdings Corp.*	11,645	1,345,347
		6,297,532

Retail - Specialty - 1.1%
American Greetings Corp. Class A	9,700	213,109
AutoNation, Inc.*	56,200	1,221,226
Blockbuster, Inc. Class A	4,500	16,875
Borders Group, Inc.	5,700	123,519
Circuit City Stores-Circuit City Group	32,000	722,880
GameStop Corp. Class B*	1,826	52,771
Rite Aid Corp.*	8,500	29,580
Saks, Inc.*	28,400	478,824
		2,858,784

Steel - 0.1%
The Timken Co.	6,300	201,726
Worthington Industries, Inc.	3,000	57,630
		259,356

Telecommunications - 6.2%
American Tower Corp. Class A*	3,700	100,270
AT&T, Inc.*	339,882	8,323,710
CIENA Corp.*	41,900	124,443
Cincinnati Bell, Inc.*	13,200	46,332
Crown Castle International Corp.*	23,200	624,312
Level 3 Communications, Inc.*	15,000	43,050
Lucent Technologies, Inc.*	36,600	97,356
Sprint Corp.	93,800	2,191,168
Telephone & Data Systems, Inc.	9,800	353,094
Telephone and Data Systems, Inc.	8,400	290,724
Tellabs, Inc.*	74,422	811,200
United States Cellular Corp.*	11,700	577,980
Verizon Communications, Inc.	69,800	2,102,376
		15,686,015

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	2,300	35,236
Goodyear Tire & Rubber Co.*	12,400	215,512
		250,748

Tobacco - 0.5%
Reynolds American, Inc.	12,900	1,229,757

Transportation - 5.4%
Alexander & Baldwin, Inc.	3,700	200,688
Burlington Northern Santa Fe Corp.	22,800	1,614,696
CSX Corp.	46,500	2,360,805
GATX Corp.	10,200	368,016
Kansas City Southern*	17,000	415,310
Laidlaw International, Inc.	19,800	459,954
Norfolk Southern Corp.	76,400	3,425,012
Overseas Shipholding Group, Inc.	6,500	327,535
Ryder System, Inc.	13,900	570,178
Union Pacific Corp.	47,700	3,840,327
		13,582,521

Utilities - 0.1%
Alliant Energy Corp.	4,500	126,180

Waste Management - 0.2%
Allied Waste Industries, Inc.*	61,700	539,258

TOTAL COMMON STOCKS
(Identified Cost $208,148,225)		250,233,594

SHORT-TERM INVESTMENTS - 2.0%
Other - 2.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	5,000,001	5,000,001

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,000,002)		5,000,002

Total Investments - 100.5%
(Identified Cost $213,148,227)#		255,233,596
Liabilities, Less Cash and Other Assets — (0.5%)		-1,322,995
Net Assets — 100%		$253,910,601

See Notes to Financial Statements.

U.S. HBtM

†      See Note 1.

*      Non-income producing security

#      At December 31, 2005, the aggregate cost of investment securities for income tax purposes was 213,148,227. Net unrealized appreciation aggregated $42,085,546 of which $56,063,305 related to appreciated investment securities and $13,977,759 related to depreciated investment securities.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2005 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS - 98.7%

Advertising - 0.1%
Emak Worldwide, Inc.*	800	$5,567
Traffix, Inc.	2,100	10,752
ValueVision International, Inc. Class A*	6,700	84,420
Ventiv Health, Inc.*	4,500	106,290
		207,029

Aerospace/Defense - 1.5%
AAR Corp.*	6,500	155,675
Analex Corp.*	2,500	7,275
ARGON ST, Inc.*	3,600	111,528
Armor Holdings, Inc.*	6,900	294,285
BE Aerospace, Inc.*	10,800	237,600
CPI Aerostructures, Inc.*	400	4,024
Curtiss-Wright Corp.	4,300	234,780
DRS Technologies, Inc.	5,600	287,952
Ducommun, Inc.*	1,055	22,535
EDO Corp.	3,200	86,592
Engineered Support Systems, Inc.	5,475	227,979
GenCorp, Inc.*	11,000	195,250
HEICO Corp.	1,500	38,820
HEICO Corp. Class A	2,020	41,450
Herley Industries, Inc.*	1,800	29,718
Hexcel Corp.*	12,500	225,625
Innovative Solutions and Support, Inc.*	1,950	24,921
Kaman Corp. Class A	4,200	82,698
Ladish Co., Inc.*	2,600	58,110
Mechanical Technology, Inc.*	4,600	12,880
MTC Technologies, Inc.*	3,000	82,140
Orbital Sciences Corp.*	10,000	128,400
SPACEHAB, Inc.*	1,000	700
Teledyne Technologies, Inc.*	16,900	491,790
The Allied Defense Group, Inc.*	600	13,662
The Fairchild Corp. Class A*	2,900	7,395
Triumph Group, Inc.*	2,700	98,847
United Industrial Corp.	1,800	74,466
		3,277,097

Agricultural Operations - 0.1%
AGCO Corp.*	3,000	49,710
Delta & Pine Land Co.	6,900	158,769
Embrex, Inc.*	1,100	15,246
LESCO, Inc.*	1,300	19,838
Senesco Technologies, Inc.*	1,100	1,562
		245,125

Airlines - 0.7%
AirTran Holdings, Inc.*	17,350	278,121
Alaska Air Group, Inc.*	5,000	178,600
ATA Holdings Corp.*	600	174

Continental Airlines, Inc. Class B*	12,700	270,510
Delta Air Lines, Inc.*	23,300	17,475
ExpressJet Holdings, Inc.*	9,800	79,282
FLYi, Inc.*	5,400	151
Frontier Airlines, Inc.*	6,750	62,370
MAIR Holdings, Inc.*	3,200	15,072
Mesa Air Group, Inc.*	4,900	51,254
Midwest Air Group, Inc.*	3,000	16,920
Northwest Airlines Corp. Class A*	16,600	8,964
Pinnacle Airlines Corp.*	3,500	23,345
Republic Airways Holdings, Inc.*	7,700	117,040
SkyWest, Inc.	11,000	295,460
World Air Holdings, Inc.*	4,300	41,366
		1,456,104

Appliances - 0.0%
Maytag Corp.	5,000	94,100

Auto & Related - 1.6%
A.S.V., Inc.*	5,100	127,398
Accuride Corp.*	3,100	39,990
Aftermarket Technology Corp.*	3,600	69,984
American Axle & Manufacturing Holdings, Inc.	9,600	175,968
Arctic Cat, Inc.	2,300	46,138
ArvinMeritor, Inc.	13,700	197,143
Asbury Automotive Group, Inc.*	11,700	192,582
Bandag, Inc.	1,600	68,272
Coachmen Industries, Inc.	3,000	35,430
Commercial Vehicle Group, Inc. *	2,100	39,438
CSK Auto Corp.*	9,000	135,720
Dollar Thrifty Automotive Group, Inc.*	4,300	155,101
Dura Automotive Systems, Inc.*	3,200	7,168
Hayes Lemmerz International, Inc.*	7,200	25,344
IMPCO Technologies, Inc.*	4,900	25,137
Lithia Motors, Inc. Class A	2,197	69,074
LoJack Corp.*	3,000	72,390
Midas, Inc.*	3,000	55,080
Miller Industries, Inc. *	1,100	22,319
Monaco Coach Corp.	5,650	75,145
National R.V. Holdings, Inc.*	1,100	6,919
Noble International Ltd.	1,200	25,008
Proliance International, Inc.*	1,390	7,353
Raytech Corp.*	1,400	1,764
Rent-Way, Inc.*	4,500	28,755
Rush Enterprises, Inc. Class A*	2,900	43,152
Skyline Corp.	500	18,200
Spartan Motors, Inc.	2,400	24,696
Standard Motor Products, Inc.	3,600	33,228
Strattec Security Corp.*	300	12,126
Superior Industries International, Inc.	4,500	100,170
Supreme Industries, Inc. Class A	700	5,418

Tenneco Automotive, Inc.*	8,300	162,763
Thor Industries, Inc.	6,800	272,476
Tower Automotive, Inc.*	6,500	422
United Auto Group, Inc.	8,400	320,880
United Rentals, Inc.*	14,000	327,460
Visteon Corp.	24,400	152,744
Wabash National Corp.	5,500	104,775
Winnebago Industries, Inc.	5,400	179,712
		3,462,842

Banks/Savings & Loans - 6.9%
1st Source Corp.	3,061	76,984
Accredited Home Lenders Holding Co.*	3,800	188,404
ACE Cash Express, Inc.*	1,900	44,365
Alabama National BanCorp.	2,788	180,551
AMCORE Financial, Inc.	4,200	127,722
AmericanWest Bancorporation*	1,000	23,630
Ameris Bancorp	2,029	40,255
Anchor BanCorp Wisconsin, Inc.	3,700	112,258
Atlantic Coast Federal Corp.	200	2,812
BancorpSouth, Inc.	1,600	35,312
Bancshares of Florida, Inc.*	1,100	24,849
Bank of the Ozarks, Inc.	3,000	110,700
BankAtlantic Bancorp, Inc. Class A	10,600	148,400
BankUnited Financial Corp. Class A	5,400	143,478
Banner Corp.	1,660	51,792
Berkshire Hills Bancorp, Inc.	800	26,800
Beverly Hills Bancorp, Inc.	3,800	39,406
Boston Private Financial Holdings, Inc.	5,900	179,478
Brookline Bancorp, Inc.	12,348	174,971
Capital Corp. of the West	1,800	58,410
Capitol Bancorp Ltd.	2,200	82,368
Cardinal Financial Corp.	4,900	53,900
Cathay Bancorp, Inc.	5,818	209,099
Center Financial Corp.	3,300	83,028
Central Coast Bancorp *	500	12,370
Central Pacific Financial Corp.	6,100	219,112
CFS Bancorp, Inc.	1,100	15,730
Charter Financial Corp.	2,228	79,562
Chemical Financial Corp.	5,050	160,388
Chittenden Corp.	9,312	258,967
Citizens First Bancorp, Inc.	800	18,864
Columbia Banking System, Inc.	2,383	68,035
Commercial Capital Bancorp, Inc.	2,319	39,701
Community Bank Systems, Inc.	5,200	117,260
Community Trust Bancorp, Inc.	798	24,539
Corus Bankshares, Inc.	5,000	281,350
CVB Financial Corp.	11,640	236,408
Dime Community Bancshares	7,450	108,845
Downey Financial Corp.	700	47,873
East West Bancorp, Inc.	6,400	233,536
Fidelity Bankshares, Inc.	4,667	152,611

First Bancorp	1,300	26,208
First Busey Corp. Class A	2,176	45,457
First Charter Corp.	5,400	127,764
First Citizens BancShares, Inc.	200	34,884
First Community Bancorp	2,500	135,925
First Community Bancshares, Inc.	1,561	48,641
First Financial Bancorp	8,665	151,811
First Financial Holdings, Inc.	1,800	55,296
First Indiana Corp.	2,300	79,074
First Mariner Bancorp*	100	1,750
First Merchants Corp.	2,777	72,202
First Niagara Financial Group, Inc.	16,585	239,985
First Oak Brook Bancshares, Inc. Class A	400	11,180
First PacTrust Bancorp, Inc.	200	5,443
First Place Financial Corp.	2,900	69,745
First Republic Bank	4,125	152,666
First State Bancorp	2,800	67,172
FirstFed Financial Corp.*	2,500	136,300
Flagstar Bancorp, Inc.	11,650	167,760
Flushing Financial Corp.	3,700	57,609
FNB Corp.	11,281	195,838
Franklin Bank Corp.*	4,100	73,759
Frontier Financial Corp.	5,400	172,800
Gateway Financial Holdings, Inc.	588	9,748
Glacier Bancorp, Inc.	5,515	165,726
Gold Banc Corp., Inc.	6,900	125,718
Greater Bay Bancorp	9,200	235,704
Greene County Bancshares, Inc.	1,000	27,360
Hancock Holding Co.	5,500	207,955
Harbor Florida Bancshares, Inc.	4,244	157,240
Harleysville National Corp.	4,658	88,968
Heartland Financial USA, Inc.	1,100	23,870
Heritage Commerce Corp.*	1,200	25,800
Horizon Financial Corp.	1,300	28,392
Hudson United Bancorp	500	20,840
IBERIABANK Corp.	1,375	70,139
Independent Bank Corp.-MA	2,182	62,252
Independent Bank Corp.-MI	4,460	121,446
Integra Bank Corp.	2,600	55,484
Interchange Financial Services Corp.	2,000	34,500
KNBT Bancorp, Inc.	1,200	19,548
Lakeland Bancorp, Inc.	1,735	25,505
Macatawa Bank Corp.	1,000	36,380
MAF Bancorp, Inc.	6,095	252,211
Main Street Banks, Inc.	3,706	100,914
MB Financial, Inc.	4,827	170,876
MBT Financial Corp.	2,600	42,120
Medallion Financial Corp.	3,400	38,284
Mid-State Bancshares	3,800	101,650
Midwest Banc Holdings, Inc.	4,100	91,225
Nara Bancorp, Inc.	3,500	62,230
National Penn Bancshares, Inc.	7,366	140,322

NBT Bancorp, Inc.	5,860	126,517
Northwest Bancorp, Inc.	9,700	206,222
OceanFirst Financial Corp.	1,678	38,191
Ocwen Financial Corp.*	11,900	103,530
Old National Bancorp	13,000	281,320
Online Resources Corp.*	4,200	46,410
Pacific Capital Bancorp	8,766	311,894
Partners Trust Financial Group, Inc.	12,871	155,096
Peoples Bancorp, Inc.	300	8,559
PFF Bancorp, Inc.	4,320	131,846
Pinnacle Financial Partners, Inc.*	700	17,486
Prosperity Bancshares, Inc.	4,900	140,826
Provident Bankshares Corp.	6,240	210,725
Provident Financial Services, Inc.	13,315	246,461
Provident New York Bancorp	8,000	88,080
PSB Bancorp, Inc. *	600	6,900
Pulaski Financial Corp.	1,200	21,552
Rainier Pacific Financial Group, Inc.	700	11,207
Renasant Corp.	2,000	63,260
Republic Bancorp, Inc.	13,915	165,588
Riverview Bancorp, Inc.	900	20,979
Rome Bancorp, Inc.	1,200	13,008
S&T Bancorp, Inc.	4,800	176,736
Sandy Spring Bancorp, Inc.	2,300	80,224
Seacoast Banking Corp. of Florida	3,210	73,670
Simmons First National Corp. Class A	2,100	58,170
Sound Federal Bancorp, Inc.	1,800	34,380
Southwest Bancorp, Inc.	2,600	52,000
Sterling Bancorp	2,740	54,060
Sterling Bancshares, Inc.	12,200	188,368
Sterling Financial Corp.	5,827	145,558
Sun Bancorp, Inc.	2,698	53,286
SVB Financial Group*	4,500	210,780
Texas Regional Bancshares, Inc. Class A	8,869	250,993
The Banc Corp.*	3,600	41,076
The Bancorp, Inc.*	1,600	27,200
TierOne Corp.	2,600	76,466
TrustCo Bank Corp. NY	14,334	178,028
Trustmark Corp.	8,400	230,748
UCBH Holdings, Inc.	6,000	107,280
UMB Financial Corp.	3,900	249,249
Umpqua Holdings Corp.	7,732	220,594
United Bankshares, Inc.	7,300	257,252
United Community Banks, Inc.	6,509	173,530
United Community Financial Corp.	5,200	61,412
Washington Trust Bancorp, Inc.	1,900	49,742
WesBanco, Inc.	4,300	130,763
West Bancorporation	3,000	56,100
West Coast Bancorp	1,947	51,498
Willow Grove Bancorp, Inc.	2,800	42,364
Wilshire Bancorp, Inc.	5,000	85,950
Wintrust Financial Corp.	3,650	200,385

Yardville National Bancorp	900	31,185
		15,030,503

Broadcasting - 0.6%
4Kids Entertainment, Inc.*	1,800	28,242
Acacia Research-Acacia Technologies*	2,200	15,180
Acme Communications, Inc.*	1,700	6,035
Beasley Broadcast Group, Inc. Class A	907	12,253
Charter Communications, Inc. Class A*	47,700	58,194
Crown Media Holdings, Inc. Class A*	14,000	128,380
Cumulus Media, Inc. Class A*	11,400	141,474
Digital Generation Systems, Inc.*	7,500	4,050
Entravision Communications Corp.*	11,900	84,728
Gray Television, Inc.	7,300	71,686
Lin Tv Corp. Class A*	4,400	49,016
Mediacom Communications Corp.*	16,800	92,232
New Frontier Media, Inc.*	10,200	66,606
NTN Communications, Inc.*	5,300	7,897
Radio One, Inc. Class A*	3,500	35,945
Radio One, Inc. Class D	15,700	162,495
Regent Communications, Inc.*	8,600	39,904
Saga Communications, Inc. Class A*	2,800	30,436
Salem Communications Corp. Class A*	3,500	61,215
Sinclair Broadcast Group, Inc. Class A	8,200	75,440
Spanish Broadcasting System, Inc. Class A*	6,760	34,544
TiVo, Inc.*	15,000	76,800
World Wrestling Federation Entertainment, Inc.	4,000	58,720
		1,341,472

Building & Construction - 2.2%
Ampco-Pittsburgh Corp.	1,000	14,510
Apogee Enterprises, Inc.	5,200	84,344
Cavalier Homes, Inc.*	2,900	18,705
Champion Enterprises, Inc.*	14,400	196,128
Comfort Systems USA, Inc.	7,100	65,320
Dominion Homes, Inc.*	1,000	10,640
Drew Industries, Inc.*	4,000	112,760
Dycom Industries, Inc.*	8,800	193,600
ElkCorp	3,400	114,444
Emcor Group, Inc.*	2,300	155,319
Fleetwood Enterprises, Inc.*	10,600	130,910
Foster Wheeler Ltd.*	60	2,207
Granite Construction, Inc.	7,450	267,529
Home Solutions of America, Inc.*	4,000	17,920
Infrasource Services, Inc.*	7,900	103,332
Insituform Technologies, Inc. Class A*	5,400	104,598
Integrated Electrical Services, Inc.*	5,100	2,805
Layne Christensen Co.*	1,500	38,145
Levitt Corp. Class A	3,000	68,220
M/I Schottenstein Homes, Inc.	2,300	93,426
Michael Baker Corp. *	1,300	33,215
Modine Manufacturing Co.	5,900	192,281

Modtech Holdings, Inc.*	1,500	14,010
NCI Building Systems, Inc.*	3,500	148,680
Orleans Homebuilders, Inc.	2,700	49,545
Palm Harbor Homes, Inc.*	3,400	63,920
Perini Corp.*	4,800	115,920
Simpson Manufacturing Co., Inc.	7,700	279,895
Sterling Construction Co., Inc.*	200	3,366
Technical Olympic USA, Inc.	10,700	225,663
Texas Industries, Inc.	6,600	328,944
The Shaw Group, Inc.*	15,000	436,350
Trex Co., Inc.*	2,700	75,735
U.S. Home Systems, Inc.*	1,100	7,037
URS Corp.*	6,600	248,226
Washington Group International, Inc.*	4,900	259,553
WCI Communities, Inc.*	8,600	230,910
William Lyon Homes, Inc.*	1,800	181,620
		4,689,732

Business Services - 3.6%
Acxiom Corp.	1,700	39,100
Administaff, Inc.	4,900	206,045
ADVO, Inc.	5,500	154,990
Ambassadors International, Inc.	1,000	15,500
AMN Healthcare Services, Inc.*	5,200	102,856
aQuantive, Inc.*	12,000	302,880
Banta Corp.	4,800	239,040
BearingPoint, Inc.*	39,800	312,828
Bowne & Co., Inc.	5,600	83,104
Brady Corp. Corp.	8,400	303,912
Catalina Marketing Corp.	9,600	243,360
CCC Information Services Group, Inc.*	2,400	62,928
CDI Corp.	3,200	87,680
CIBER, Inc.*	11,900	78,540
Clark, Inc.	4,000	53,000
Concur Technologies, Inc.*	5,900	76,051
Consolidated Graphics, Inc.*	2,200	104,148
CorVel Corp.*	300	5,697
CRA International, Inc.*	1,000	47,690
Cross Country Healthcare, Inc.*	5,800	103,124
CSG Systems International, Inc.*	9,200	205,344
DiamondCluster International, Inc.*	6,200	49,228
DocuCorp International, Inc.*	1,600	10,192
EDGAR Online, Inc.*	4,100	7,462
Electro Rent Corp.*	4,183	62,369
ePlus, Inc.*	1,200	16,598
First Consulting Group, Inc.*	7,200	42,264
Forrester Research, Inc.*	5,600	105,000
Foundry Networks, Inc.*	26,300	363,203
Franklin Covey Co.*	1,200	7,584
FTI Consulting, Inc.*	8,775	240,786
Gartner, Inc. Class A*	24,900	321,210
Gevity HR, Inc.	5,224	134,361

Heidrick & Struggles International, Inc.*	3,000	96,150
Hudson Highland Group, Inc.*	4,300	74,648
infoUSA, Inc.	8,500	92,905
Innodata Isogen, Inc.*	3,600	12,460
Intelli-Check, Inc.*	1,900	7,391
Jackson Hewitt Tax Service, Inc.	400	11,084
John H. Harland Co.	5,000	188,000
Keane, Inc.*	11,900	131,019
Kelly Services, Inc. Class A	5,800	152,076
Kforce, Inc.*	7,145	79,738
Korn/Ferry International*	7,100	132,699
Labor Ready, Inc.*	21,300	443,466
MAXIMUS, Inc.	3,500	128,415
Microstrategy, Inc. Class A*	2,101	173,837
MPS Group, Inc.*	19,700	269,299
Navigant Consulting, Inc.*	9,300	204,414
Navigant International, Inc.*	2,000	21,700
NCO Group, Inc.*	5,436	91,977
On Assignment, Inc.*	4,300	46,913
PDI, Inc.*	2,100	28,350
Resources Connection, Inc.*	8,600	224,116
SITEL Corp.*	14,000	43,680
SM&A*	3,200	26,336
Spherion Corp.*	11,700	117,117
SYS*	1,600	5,712
TeamStaff, Inc.*	2,100	2,520
TeleTech Holdings, Inc.*	14,200	171,110
Tetra Tech, Inc.*	23,400	366,678
TRC Cos., Inc.*	2,850	31,207
Watson Wyatt & Co. Holdings	7,100	198,090
		7,761,181

Chemicals - 2.2%
A. Schulman, Inc.	5,900	126,968
Aceto Corp.	3,925	25,826
Airgas, Inc.	2,700	88,830
Albemarle Corp.	4,100	157,235
American Vanguard Corp.	3,100	72,850
Arch Chemicals, Inc.	4,700	140,530
Cabot Microelectronics Corp.*	4,500	131,985
Chemtura Corp.	35,284	448,107
Cytec Industries, Inc.	3,400	161,942
Dionex Corp.*	3,500	171,780
Ferro Corp.	8,400	157,584
FMC Corp.*	3,500	186,095
GenTek, Inc.	1,600	28,608
Georgia Gulf Corp.	6,100	185,562
H.B. Fuller Co.	5,800	186,006
Hawkins, Inc.	1,200	16,788
Hercules, Inc.*	14,000	158,200
Kronos Worldwide, Inc.	2,867	83,172
Landec Corp.*	4,600	35,788

MacDermid, Inc.	5,500	153,450
Minerals Technologies, Inc.	3,300	184,437
NewMarket Corp.*	5,000	122,300
NL Industries, Inc.	8,700	122,583
Olin Corp.	12,800	251,904
OM Group, Inc.*	4,500	84,420
Omnova Solutions, Inc.*	7,300	35,040
Pioneer Cos., Inc.*	1,400	41,958
PolyOne Corp.*	17,500	112,525
Quaker Chemical Corp.	1,300	24,999
RPM, Inc.	2,000	34,740
Solutia, Inc.*	5,000	2,250
Spartech Corp.	5,300	116,335
Symyx Technologies*	5,800	158,282
Terra Industries, Inc.*	17,700	99,120
TETRA Technologies, Inc.*	6,075	185,409
UAP Holding Corp.	21,600	441,072
Valhi, Inc.	900	16,650
WD-40 Co.	2,600	68,276
Wellman, Inc.	5,200	35,256
		4,854,862

Commercial Services - 1.5%
Arbitron, Inc.	6,000	227,880
CBIZ, Inc.*	14,400	86,688
Central Parking Corp.	6,600	90,552
Cenveo, Inc.*	9,300	122,388
CoStar Group, Inc.*	3,300	142,461
Euronet Worldwide, Inc.*	6,700	186,260
GP Strategies Corp.	2,600	21,216
ICT Group, Inc.*	900	15,255
Intersections, Inc.*	2,600	24,284
McGrath Rentcorp	3,800	105,640
Medifast, Inc.*	2,000	10,480
Mobile Mini, Inc.*	2,200	104,280
Newtek Business Services, Inc.*	5,650	10,904
Perceptron, Inc.*	1,100	7,788
PHH Corp.*	10,000	280,200
Plexus Corp.*	7,800	177,372
Polycom, Inc.*	9,800	149,940
Pre-Paid Legal Services, Inc.	2,300	87,883
ProxyMed, Inc.*	300	1,218
Quanta Services, Inc.*	22,200	292,374
R.H. Donnelley Corp.*	3,600	221,832
Rewards Network, Inc.*	4,600	29,440
Sirva, Inc.*	13,200	105,600
Source Information Management Co.*	9,700	107,864
SOURCECORP, Inc.*	2,300	55,154
Standard Parking Corp.*	1,000	19,540
StarTek, Inc.	2,100	37,800
SYNNEX Corp.*	4,600	69,506
Team, Inc.*	600	12,666

TGC Industries, Inc.*	2,000	13,600
The Management Network Group, Inc.*	5,900	14,101
UniFirst Corp.	1,600	49,760
Veritas DGC, Inc.*	5,700	202,293
Vertrue, Inc.*	1,500	52,995
Viad Corp.	3,500	102,655
Wright Express Corp.*	2,100	46,200
		3,286,069

Communication Services - 0.1%
Broadwing Corp.*	15,800	95,590
Telkonet, Inc.*	8,500	35,275
Terremark Worldwide, Inc.*	7,900	36,735
		167,600

Communications Equipment - 1.2%
ACT Teleconferencing, Inc.*	600	114
ANADIGICS, Inc.*	6,300	37,800
Applied Innovation, Inc.*	1,400	4,634
Applied Signal Technology, Inc.	1,700	38,590
Arris Group, Inc.*	20,800	196,976
Avanex Corp.*	20,900	28,633
Avici Systems, Inc.*	1,900	7,429
Captaris, Inc.*	5,000	18,450
Centillium Communications, Inc.*	7,800	27,300
Ceradyne, Inc.*	4,425	193,815
CIENA Corp.*	44,900	133,353
Cosine Communications, Inc.*	800	1,920
Digi International, Inc.*	4,300	45,107
Ditech Communications Corp.*	5,800	48,430
Endwave Corp.*	1,300	15,314
Finisar Corp.*	28,500	59,280
I.D. Systems, Inc.*	1,600	38,160
Inter-Tel, Inc.	4,400	86,108
InterVoice-Brite, Inc.*	6,300	50,148
Ixia*	12,228	180,730
KVH Industries, Inc.*	2,300	22,494
MasTec, Inc.*	9,300	97,371
Network Equipment Technologies, Inc.*	4,500	19,800
North Pittsburgh Systems, Inc.	2,300	43,401
Optical Cable Corp.*	374	2,041
Optical Communication Products, Inc.*	3,400	7,854
Performance Technologies, Inc.*	1,600	13,104
SBA Communications Corp.*	16,200	289,980
SeaChange International, Inc.*	5,400	42,660
Sirenza Microdevices, Inc.*	6,400	29,504
Somera Communications, Inc.*	1,900	1,482
Sonus Networks, Inc.*	47,200	175,584
SpectraLink Corp.	2,700	32,049
SRS Labs, Inc.*	2,700	17,766
Tekelec*	12,500	173,750
Terayon Communication Systems, Inc.*	13,800	31,878

Tut Systems, Inc.*	5,572	16,660
UTStarcom, Inc.*	21,800	175,708
Verilink Corp.*	2,100	1,806
ViaSat, Inc.*	5,100	136,323
Vyyo, Inc.*	2,400	11,592
WJ Communications, Inc.*	4,700	7,614
Zhone Technologies, Inc.*	24,683	52,328
		2,615,040

Computer Equipment - 2.3%
Adaptec, Inc.*	23,600	137,352
Advanced Digital Information Corp.*	12,000	117,480
Agilysys, Inc.	5,276	96,129
Airspan Networks, Inc.*	7,600	43,244
Astro-Med, Inc.	300	3,417
Bookham, Inc.*	10,555	60,375
Brocade Communications Systems, Inc.*	31,500	128,205
Calamp Corp.*	3,625	38,026
California Micro Devices Corp.*	3,900	25,389
Concurrent Computer Corp.*	11,852	22,400
Cray, Inc.*	15,400	20,482
Dataram Corp.	800	4,208
Dot Hill Systems Corp.*	7,900	54,747
Electronics for Imaging, Inc.*	10,300	274,083
Emulex Corp.*	13,400	265,186
Hurco Cos., Inc.*	1,000	30,820
Hutchinson Technology, Inc.*	4,200	119,490
Imation Corp.	5,800	267,206
Immersion Corp.*	4,600	30,314
Insight Enterprises, Inc.*	9,150	179,432
Integral Systems, Inc.	1,000	18,860
Iomega Corp.*	10,300	25,647
Komag, Inc.*	5,500	190,630
Kronos, Inc.*	5,500	230,230
Lasercard Corp.*	2,100	31,479
Maxwell Technologies, Inc.*	3,100	43,927
McDATA Corp. Class A*	1,300	4,485
McDATA Corp. Class B*	22,690	86,222
Mentor Graphics Corp.*	14,800	153,032
Mercury Computer Systems, Inc.*	3,800	78,394
Micro Linear Corp.*	2,300	4,140
Mobility Electronics, Inc.*	5,800	56,028
MTS Systems Corp.	3,400	117,776
NYFIX, Inc.*	5,600	23,856
Palm, Inc.*	9,448	300,446
Quantum Corp.*	41,200	125,660
RadiSys Corp.*	3,800	65,892
Rimage Corp.*	1,200	34,776
SCM Microsystems, Inc.*	2,000	6,840
Semtech Corp.*	13,300	242,858
Sigma Designs, Inc.*	3,400	52,292
Sigmatel, Inc.*	6,800	89,080

Silicon Storage Technology, Inc.*	20,200	102,010
Standard Microsystems Corp.*	3,800	109,022
Stratasys, Inc.*	1,350	33,764
Stratex Networks, Inc.*	18,000	64,440
Stratos International, Inc.*	2,154	13,139
Synaptics, Inc.*	4,600	113,712
TALX Corp.	3,233	147,780
Trident Microsystems, Inc.*	9,200	165,600
Varian Semiconductor Equipment Associates, Inc.*	6,200	272,366
Virage Logic Corp.*	3,300	32,604
Whitney Holding Corp.	675	18,603
		4,973,575

Computer Services - 2.2%
3D Systems Corp.*	1,100	19,800
Analysts International Corp.*	4,500	10,800
Anteon International Corp.*	5,000	271,750
Aspen Technology, Inc.*	7,700	60,445
Avocent Corp.*	8,636	234,813
BindView Development Corp.*	9,600	38,208
Black Box Corp.	2,700	127,926
Carreker Corp.*	4,400	21,956
Catapult Communications Corp.*	2,111	31,222
Computer Horizons Corp.*	5,400	23,490
Computer Programs & Systems, Inc.	1,300	53,859
Computer Task Group, Inc.*	1,200	4,740
Covansys Corp.*	7,400	100,714
CyberGuard Corp.*	6,100	53,863
Dynamics Research Corp.*	1,100	16,995
Enterasys Networks, Inc.*	3,625	48,140
Extreme Networks, Inc.*	24,600	116,850
FactSet Research Systems, Inc.	6,600	271,656
I-Sector Corp.*	400	2,220
Infocrossing, Inc.*	3,600	30,996
Inforte Corp.	2,100	8,295
Intelligroup, Inc.*	1,500	2,430
Intergraph Corp.*	5,500	273,955
Jack Henry & Associates, Inc.	9,600	183,168
Manhattan Associates, Inc.*	5,100	104,448
Marchex, Inc. Class B*	4,300	96,707
Maxtor Corp.*	48,100	333,814
MICROS Systems, Inc.*	6,000	289,920
NETGEAR, Inc.*	16,800	323,400
NetScout Systems, Inc.*	5,900	32,155
Overland Storage, Inc.*	2,700	21,654
Pegasus Solutions, Inc.*	3,200	28,704
Perot Systems Corp. Class A*	6,600	93,324
Pomeroy Computer Resources, Inc.*	2,000	16,700
Radiant Systems, Inc.*	5,000	60,800
Saba Software, Inc.*	1,100	4,488
Safeguard Scientifics, Inc.*	15,500	29,915
Sapient Corp.*	23,500	133,715

SI International, Inc.*	2,000	61,140
SimpleTech, Inc.*	7,700	29,029
SRA International, Inc. Class A*	5,000	152,700
Sybase, Inc.*	6,700	146,462
Sykes Enterprises, Inc.*	7,400	98,938
Syntel, Inc.	14,400	299,952
TechTeam Global, Inc.*	1,700	17,068
Tier Technologies, Inc. Class B*	3,900	28,626
Tyler Technologies, Inc.*	6,900	60,582
Viewpoint Corp.*	4,900	5,390
Wind River Systems, Inc.*	16,000	236,320
Zomax, Inc.*	6,000	12,480
		4,726,722

Computer Software - 4.0%
@Road, Inc.*	12,100	63,283
ActivCard Corp.*	7,900	27,571
Actuate Corp.*	10,200	32,028
Advent Software, Inc.*	5,600	161,896
Agile Software Corp.*	10,100	60,398
Altiris, Inc.*	4,800	81,072
American Software, Inc. Class A	3,900	25,498
Ansoft Corp.*	1,500	51,075
ANSYS, Inc.*	5,600	239,064
Applix, Inc.*	1,100	8,030
Authentidate Holding Corp.*	6,100	11,773
AXS-One, Inc.*	2,500	4,375
Blackboard, Inc. *	1,901	55,091
Borland Software Corp.*	14,500	94,685
Bottomline Technologies, Inc.*	3,900	42,978
BSQUARE Corp. *	700	2,268
Callidus Software, Inc.*	2,200	9,240
Captiva Software Corp.*	2,400	53,400
Centra Software, Inc.*	2,400	4,800
Cenuco, Inc.*	2,300	6,785
Chordiant Software, Inc.*	14,946	39,159
Clarus Corp.*	1,900	15,865
Convera Corp.*	9,100	90,090
Datastream Systems, Inc.*	6,200	53,630
Dendrite International, Inc.*	8,500	122,485
Digitas, Inc.*	17,980	225,110
Echelon Corp.*	7,400	57,942
Embarcadero Technologies, Inc.*	4,700	34,216
Epicor Software Corp.*	10,100	142,713
EPIQ Systems, Inc.*	3,400	63,036
eResearch Technology, Inc.*	10,050	151,755
FalconStor Software, Inc.*	8,550	63,184
FileNET Corp.*	7,400	191,290
Forgent Networks, Inc.*	2,200	5,720
GSE Systems, Inc.	396	491
Hypercom Corp.*	10,000	63,900
Hyperion Solutions Corp.*	6,000	214,920

Identix, Inc.*	15,984	80,080
ImageWare Systems, Inc.*	2,100	4,116
Indus International, Inc.*	8,100	25,434
Informatica Corp.*	17,600	211,200
Intellisync Corp.*	12,000	61,920
Interactive Intelligence, Inc.*	3,000	15,300
Internet Security Systems, Inc.*	8,300	173,885
Intervideo, Inc.*	2,700	28,485
Interwoven, Inc.*	8,019	67,921
iPass, Inc.*	4,500	29,520
JDA Software Group, Inc.*	5,000	85,050
Kintera, Inc.*	5,700	16,929
Lawson Software, Inc.*	19,100	140,385
Magma Design Automation, Inc.*	15,900	133,719
Manugistics Group, Inc.*	9,500	16,625
MapInfo Corp.*	3,500	44,135
MatrixOne, Inc.*	8,800	43,912
MetaSolv, Inc.*	7,900	22,910
Micromuse, Inc.*	16,800	166,152
Midway Games, Inc.*	16,500	313,005
Mobius Management Systems, Inc.*	1,883	12,654
Moldflow Corp.*	2,100	29,274
Motive, Inc.*	1,400	4,326
MRO Software, Inc.*	4,248	59,642
MSC Software Corp.*	4,000	68,000
Neoware Systems, Inc.*	2,600	60,580
NetIQ Corp.*	9,600	117,984
NetManage, Inc.*	1,000	5,350
Netopia, Inc.*	2,600	7,124
Nuance Communications, Inc.*	77,170	588,807
Omnicell, Inc.*	4,900	58,555
ONYX Software Corp.*	2,500	10,750
Open Solutions, Inc.*	3,100	71,052
Openwave Systems, Inc.*	13,033	227,687
OPNET Technologies, Inc.*	3,900	35,841
Opsware, Inc.*	18,700	126,973
Packeteer, Inc.*	6,100	47,397
Parametric Technology Corp.*	33,300	203,130
PDF Solutions, Inc.*	4,900	79,625
Pegasystems, Inc.*	7,100	51,901
Per-Se Technologies, Inc.*	6,300	147,168
Pervasive Software, Inc.*	4,000	17,520
Phoenix Technology Ltd.*	5,700	35,682
PLATO Learning, Inc.*	4,000	31,760
Portal Software, Inc.*	4,540	10,442
Progress Software Corp.*	7,500	212,850
QAD, Inc.	5,300	40,492
Quest Software, Inc.*	18,400	268,456
Raindance Communications, Inc.*	8,600	17,544
Secure Computing Corp.*	6,100	74,786
SERENA Software, Inc.*	7,800	182,832
Simulations Plus, Inc.*	200	1,036

SPSS, Inc.*	3,432	106,152
SumTotal Systems Inc.*	2,600	11,700
SupportSoft, Inc.*	7,300	30,806
Synplicity, Inc.*	4,700	39,010
Take-Two Interactive Software, Inc.*	6,000	106,200
TeleCommunication Systems, Inc. ClassA*	5,900	12,980
THQ, Inc.*	11,550	275,467
TIBCO Software, Inc.*	12,300	91,881
Tradestation Group, Inc.*	8,100	100,278
Transaction Systems Architects, Inc. Class A*	6,800	195,772
Ulticom, Inc.*	8,240	80,834
Ultimate Software Group, Inc.*	3,600	68,652
VA Software Corp.*	4,500	8,010
Verint Systems, Inc.*	6,100	210,267
Vitria Technology, Inc.*	6,038	16,061
Witness Systems, Inc.*	7,800	153,426
		8,666,215

Computers - 0.2%
Gateway, Inc.*	70,500	176,955
Merge Technologies, Inc.*	6,100	152,744
		329,699

Consumer Products - 0.9%
Blyth, Inc.	7,800	163,410
Central Garden & Pet Co.*	3,200	147,008
CNS, Inc.	1,900	41,629
CSS Industries, Inc.	900	27,657
Fossil, Inc.*	6,975	150,032
IDEXX Laboratories, Inc.*	2,400	172,752
Jarden Corp.*	7,425	223,864
Mace Security International, Inc. *	1,500	3,705
Natural Health Trends Corp.*	1,400	13,510
Playtex Products, Inc.*	17,400	237,858
Russ Berrie & Co., Inc.	4,000	45,680
Senomyx, Inc.*	4,600	55,752
Spectrum Brands, Inc.*	5,900	119,829
The Yankee Candle Co., Inc.	8,400	215,040
Tupperware Corp.	10,500	235,200
Water Pik Technologies, Inc.*	2,200	47,234
		1,900,160

Containers & Glass - 0.1%
Silgan Holdings, Inc.	6,602	238,464

Containers-Paper/Plastic - 0.2%
AEP Industries, Inc.*	1,000	25,000
Constar International, Inc.*	2,100	7,350
Graphic Packaging Corp.*	37,200	84,816
Greif, Inc. Class A	1,300	86,164
Longview Fibre Co.	9,700	201,857

Packaging Dynamics Corp.	320	3,574
Rock-Tenn Co. Class A	6,900	94,185
		502,946

Construction Materials - 0.2%
Eagle Materials, Inc.	1,100	129,547
Eagle Materials, Inc. Class B	2,100	256,956
Huttig Building Products, Inc.*	3,200	26,880
U.S. Concrete, Inc.*	5,000	47,400
		460,783

Cosmetics & Toiletries - 0.1%
CCA Industries, Inc.	510	4,718
Inter Parfums, Inc.	3,600	64,656
Parlux Fragrances, Inc.*	1,600	48,848
		118,222

Distribution/Wholesale - 1.3%
Advanced Marketing Services, Inc.	2,700	9,612
Aviall, Inc.*	6,800	195,840
Bell Microproducts, Inc.*	5,100	39,015
Bluelinx Holdings, Inc.	4,200	47,250
Brightpoint, Inc.*	4,725	131,024
Building Materials Holding Corp.	2,100	143,241
Central European Distribution Corp.*	2,650	106,371
Handleman Co.	3,700	45,954
Hughes Supply, Inc.	4,600	164,910
Industrial Distribution Group, Inc.*	1,400	11,312
InfoSonics Corp.*	100	1,624
Keystone Automotive Industries, Inc.*	3,200	100,736
LKQ Corp.*	4,400	152,328
Nash-Finch Co.	2,000	50,960
Navarre Corp.*	5,100	28,203
NuCo2, Inc.*	2,900	80,852
Owens & Minor, Inc.	7,100	195,463
Reliv’ International, Inc.	2,600	34,268
Rentrak Corp.*	1,900	17,081
ScanSource, Inc.*	2,300	125,764
SCP Pool Corp.	6,412	238,655
Spartan Stores, Inc.*	3,734	38,908
United Natural Foods, Inc.*	7,800	205,920
United Stationers, Inc.*	3,400	164,900
Watsco, Inc.	4,200	251,202
WESCO International, Inc.*	6,600	282,018
		2,863,411

Diversified Operations - 2.6%
Actuant Corp. Class A	5,100	284,580
Acuity Brands, Inc.	8,000	254,400
AMERCO	3,600	259,380
Ameron International Corp.	1,000	45,580
Barnes Group, Inc.	4,700	155,100

Blount International, Inc.*	9,100	144,963
Carlisle Cos., Inc.	1,200	82,980
Chemed Corp.	4,400	218,592
Cornell Corrections, Inc.*	2,700	37,314
Covanta Holding Corp.*	21,850	329,061
Digimarc Corp.*	3,300	19,470
EnPro Industries, Inc.*	3,200	86,240
ESCO Technologies, Inc.*	4,600	204,654
Esterline Technologies Corp.*	4,200	156,198
Federal Signal Corp.	11,500	172,615
Florida East Coast Industries, Inc.	6,100	258,457
Griffon Corp.*	5,250	125,003
Lancaster Colony Corp.	6,500	240,825
Lydall, Inc.*	2,900	23,635
Mathews International Corp. Class A	5,800	211,178
Myers Industries, Inc.	5,887	85,832
NACCO Industries, Inc. Class A	1,000	117,150
Odyssey Marine Exploration, Inc.*	8,100	28,674
PICO Holdings, Inc.*	2,100	67,746
Raven Industries, Inc.	2,600	75,010
Sensient Technologies Corp.	8,500	152,150
Standex International Corp.	1,700	47,192
Sturm, Ruger & Co., Inc.	4,800	33,648
Tredegar Corp.	6,600	85,074
Trinity Industries, Inc.	8,600	379,002
Universal Corp.	4,400	190,784
UNOVA, Inc.	9,800	331,240
Vector Group Ltd.	7,474	135,803
VendingData Corp.*	3,000	10,680
Volt Information Sciences, Inc.*	2,200	41,844
Walter Industries, Inc.	6,300	313,236
World Fuel Services Corp.	5,400	182,088
Zoltek Cos., Inc.*	2,000	17,560
		5,604,938

Education - 0.5%
Corinthian Colleges, Inc.*	17,300	203,794
DeVry, Inc.*	13,400	268,000
Educate, Inc.*	4,800	56,640
INVESTools, Inc.*	8,500	45,900
Learning Tree International, Inc.*	2,600	33,358
Renaissance Learning, Inc.	6,022	113,876
Strayer Education, Inc.	1,600	149,920
The Geo Group, Inc.*	2,800	64,204
The Princeton Review, Inc.*	4,900	25,235
Universal Technical Institute, Inc.*	4,700	145,418
		1,106,345

Electric Utilities - 0.2%
ALLETE, Inc.	5,300	233,200
Calpine Corp.*	92,000	19,136
Duquesne Light Holdings, Inc.	14,700	239,904

Weststar Energy, Inc.	1,400	30,100
		522,340

Electrical Equipment - 1.6%
Active Power, Inc.*	9,680	37,268
ADDvantage Technologies Group, Inc.*	700	4,277
Advanced Energy Industries, Inc.*	5,900	69,797
Advanced Power Technology, Inc.*	900	12,267
Artesyn Technologies, Inc.*	5,800	59,740
August Technology Corp.*	2,000	21,980
Avid Technology, Inc.*	4,195	229,718
Axcelis Technologies, Inc.*	18,600	88,722
Axsys Technologies, Inc.*	700	12,565
C&D Technologies, Inc.	7,300	55,626
Checkpoint Systems, Inc.*	7,000	172,550
Cohu, Inc.	4,400	100,628
Credence Systems Corp.*	19,880	138,365
CyberOptics Corp.*	1,700	22,916
Distributed Energy Systems Corp.*	6,800	51,408
Fiberstars, Inc.*	700	5,985
FLIR Systems, Inc.*	8,800	196,504
Franklin Electric Co., Inc.	3,300	130,482
Genlyte Group, Inc.*	4,400	235,708
GrafTech International Ltd.*	19,000	118,180
Ibis Technology Corp.*	2,000	7,000
Input/Output, Inc.*	14,900	104,747
Intermagnetics General Corp.*	5,065	161,574
Ionatron, Inc.*	14,200	143,562
Lincoln Electric Holdings, Inc.	7,000	277,620
Littelfuse, Inc.*	3,965	108,046
LTX Corp.*	11,000	49,500
Meade Instruments Corp.*	3,300	9,009
Measurement Specialties, Inc.*	800	19,480
Paxar Corp.*	7,700	151,151
Photon Dynamics, Inc.*	2,500	45,700
Power Integrations, Inc.*	5,300	126,193
Power-One, Inc.*	16,062	96,693
Research Frontiers, Inc.*	2,600	13,442
Rogers Corp.*	2,800	109,704
SBS Technologies, Inc.*	2,800	28,196
SIPEX Corp.*	3,800	5,928
Technology Research Corp.	400	1,700
Veeco Instruments, Inc.*	5,700	98,781
Vicor Corp.	4,800	75,888
Woodhead Industries, Inc.	1,700	23,579
		3,422,179

Electronics - 5.7%
Actel Corp.*	4,500	57,285
Aeroflex, Inc.*	14,900	160,175
Aetrium, Inc.*	1,200	5,442
Alliance Semiconductor Corp.*	7,100	18,460

American Superconductor Corp.*	6,500	51,155
American Technical Ceramics Corp.*	200	1,804
Amkor Technology, Inc.*	35,300	197,680
Analogic Corp.	2,200	105,270
Anixter International, Inc.	6,800	266,016
Apogee Technology, Inc.*	700	623
Applied Micro Circuits Corp.*	74,300	190,951
Asyst Technologies, Inc.*	9,100	52,052
Atmel Corp.*	23,800	73,542
ATMI, Inc.*	6,700	187,399
Audiovox Corp. Class A*	3,800	52,668
Bel Fuse, Inc. Class B	1,100	34,980
Belden CDT, Inc.	9,450	230,863
Benchmark Electronics, Inc.*	7,950	267,358
Brooks Automation, Inc.*	14,874	186,371
BTU International, Inc.*	600	7,566
Capstone Turbine Corp.*	16,100	48,139
Catalyst Semiconductor, Inc.*	4,100	19,885
CEVA, Inc.*	2,975	18,624
Cirrus Logic, Inc.*	17,300	115,564
Coherent, Inc.*	5,900	175,112
CompuDyne Corp.*	1,100	6,842
Conexant Systems, Inc.*	32,533	73,525
Cree, Inc.*	5,100	128,724
CTS Corp.	6,500	71,890
Cubic Corp.	4,500	89,820
Cymer, Inc.*	7,000	248,570
Cypress Semiconductor Corp.*	13,800	196,650
Daktronics, Inc.	3,800	112,366
Digital Theater Systems, Inc.*	2,600	38,480
DSP Group, Inc.*	5,700	142,842
Electro Scientific Industries, Inc.*	5,780	139,587
Electroglas, Inc.*	3,500	10,150
EMCORE Corp.*	9,100	67,522
Emerson Radio Corp.*	4,300	13,158
Energy Conversion Devices, Inc.*	5,200	211,900
EnerSys *	4,300	56,072
Entegris, Inc.*	26,574	250,327
ESS Technology, Inc.*	7,200	24,696
Exar Corp.*	7,900	98,908
Excel Technology, Inc.*	1,600	38,048
Fargo Electronics, Inc.*	1,700	32,725
FARO Technologies, Inc.*	2,000	40,000
FormFactor, Inc.*	7,100	173,453
Genesis Microchip, Inc.*	6,400	115,776
HEI, Inc.*	1,200	4,860
hi/fn, Inc.*	2,700	15,128
II-VI, Inc.*	5,500	98,285
InFocus Corp.*	7,400	29,674
Innovex, Inc.*	3,812	13,151
Integrated Device Technology, Inc.*	34,760	458,137
Integrated Silicon Solution, Inc.*	7,000	45,080

Interlink Electronics, Inc.*	2,600	9,334
inTEST Corp.*	1,700	5,639
Iteris, Inc.*	4,500	10,800
Itron, Inc.*	4,200	168,168
IXYS Corp.*	5,700	66,633
Keithley Instruments, Inc.	2,400	33,552
KEMET Corp.*	16,500	116,655
Kopin Corp.*	13,800	73,830
LaBarge, Inc.*	2,600	37,362
Lamson & Sessions Co.*	2,400	60,048
Lattice Semiconductor Corp.*	22,059	95,295
LeCroy Corp.*	1,785	27,293
Lifeline Systems, Inc.*	1,800	65,808
LogicVision, Inc.*	2,900	3,625
Lowrance Electronics, Inc.	500	13,105
LSI Industries, Inc.	3,600	56,376
MagneTek, Inc.*	4,600	14,950
Mattson Technology, Inc.*	26,600	267,596
Merix Corp.*	2,900	20,967
Methode Electronics, Inc. Class A	6,900	68,793
Micrel, Inc.*	16,200	187,920
Microsemi Corp.*	11,000	304,260
Microtune, Inc.*	9,400	39,198
Mindspeed Technologies, Inc.*	17,300	40,655
MIPS Technologies, Inc. Class A*	7,200	40,896
MKS Instruments, Inc.*	10,200	182,478
Molecular Devices Corp.*	2,370	68,564
Monolithic System Technology, Inc.*	5,500	30,250
Multi-Fineline Electronix, Inc. *	6,500	313,105
Nanometrics, Inc.*	2,100	23,121
NeoMagic Corp.*	600	5,136
Newport Corp.*	8,200	111,028
Nu Horizons Electronics Corp.*	2,900	29,290
OmniVision Technologies, Inc.*	10,200	203,592
ON Semiconductor Corp.*	48,500	268,205
OSI Systems, Inc.*	2,300	42,297
Park Electrochemical Corp.	3,000	77,940
Pemstar, Inc.*	5,000	7,400
Pericom Semiconductor Corp.*	4,500	35,865
Photronics, Inc.*	7,600	114,456
Pixelworks, Inc.*	3,400	17,272
Planar Systems, Inc.*	2,779	23,260
PLX Technology, Inc.*	4,600	39,560
PMC-Sierra, Inc.*	34,600	266,766
PortalPlayer, Inc.*	500	14,160
QuickLogic Corp.*	4,500	17,775
Rambus, Inc.*	18,900	305,991
Ramtron International Corp.*	4,300	8,600
REMEC, Inc.	4,693	5,960
RF Monolithics, Inc.*	600	3,360
Richardson Electronics Ltd.	1,700	12,325
Rudolph Technologies, Inc.*	2,300	29,624

Silicon Image, Inc.*	13,800	124,890
Silicon Laboratories, Inc.*	9,000	329,940
Skyworks Solutions, Inc.*	29,900	152,191
Sonic Solutions*	4,600	69,506
Spectrum Control, Inc.*	1,200	7,452
Staktek Holdings, Inc.*	9,200	68,448
Stoneridge, Inc.*	3,500	23,170
Supertex, Inc.*	2,000	88,500
Syntax Brillian Corp. *	1,375	6,738
Sypris Solutions, Inc.	2,900	28,942
Taser International, Inc.*	11,000	76,780
Technitrol, Inc.	8,000	136,800
Tessera Technologies, Inc.*	7,600	196,460
Thomas & Betts Corp.*	5,600	234,976
Three-Five Systems, Inc.*	1,500	173
Transmeta Corp.*	22,000	24,860
TranSwitch Corp.*	7,500	13,725
Trimble Navigation Ltd.*	6,900	244,881
Tripath Technology, Inc.*	2,700	891
TriQuint Semiconductor, Inc.*	27,300	121,485
Ultimate Electronics, Inc.*	1,600	10
Ultra Clean Holdings, Inc.*	100	721
Ultratech Stepper, Inc.*	4,600	75,532
Universal Display Corp.*	4,500	47,295
Universal Electronics, Inc.*	2,100	36,183
UQM Technologies, Inc.*	3,900	15,093
Viisage Technology, Inc. *	3,240	57,056
Vishay Intertechnology, Inc.*	11,515	158,446
Vitesse Semiconductor Corp.*	36,900	70,848
Wells-Gardner Electronics Corp.	1,400	2,702
White Electronic Designs Corp.*	5,200	26,572
Zoran Corp.*	8,761	142,016
Zygo Corp.*	2,600	38,194
		12,278,944

Energy - 0.4%
Arotech Corp.*	5,000	1,850
Environmental Power Corp.*	1,200	8,400
Evergreen Solar, Inc.*	11,600	123,540
KFx, Inc.*	12,500	213,875
Plug Power, Inc.*	15,763	80,864
Quantum Fuel Systems Technologies Worldwide, Inc.*	9,100	24,388
South Jersey Industries, Inc.	5,400	157,356
Syntroleum Corp.*	10,000	90,300
Teton Energy Corp.*	1,600	9,440
Watts Industries, Inc. Class A	4,800	145,392
		855,405

Enviromental Services - 0.4%
Calgon Carbon Corp.	7,900	44,951
Duratek, Inc.*	1,900	28,367
Flanders Corp.*	4,500	54,720

Headwaters, Inc.*	8,300	294,152
Mine Safety Appliances Co.	7,000	253,470
Rollins, Inc.	13,000	256,230
		931,890

Facility Services - 0.1%
ABM Industries, Inc.	9,400	183,770

Financial Services - 2.6%
Advanta Corp. Class A	1,600	48,208
Advanta Corp. Class B	2,900	94,076
Aether Holdings, Inc.*	8,850	29,382
AmeriServ Financial, Inc.*	2,800	12,124
ASTA Funding, Inc.	2,600	71,084
Bankrate, Inc.*	3,000	88,560
Bay View Capital Corp.	560	9,968
BFC Financial Corp.*	2,000	11,040
Cash America International, Inc.	5,200	120,588
Citizens Banking Corp.	8,500	235,875
Citizens South Banking Corp.	1,200	14,303
City Holding Co.	3,600	129,420
CoBiz, Inc.	1,575	28,712
Cohen & Steers, Inc.	2,500	46,575
Coinstar, Inc.*	4,600	105,018
CompuCredit Corp.*	7,800	300,144
Consumer Portfolio Services, Inc.*	300	1,724
Credit Acceptance Corp.*	7,000	112,700
Delta Financial Corp.	3,200	26,816
Digital Insight Corp.*	6,900	220,938
eFunds Corp.*	8,700	203,928
Encore Capital Group, Inc.*	4,500	78,075
eSPEED, Inc. Class A*	5,500	42,405
Federal Agricultural Mortgage Corp. Class C	1,400	41,902
Financial Federal Corp.	3,000	133,350
First Albany Cos., Inc.	1,647	11,447
First Commonwealth Financial Corp.	14,000	181,020
FirstCity Financial Corp.*	2,100	24,192
Fremont General Corp.	7,700	178,871
GAMCO Investors, Inc. Class A	800	34,824
Greenhill & Co., Inc.	4,200	235,872
Hanmi Financial Corp.	9,400	167,884
IMPATH Bankruptcy Liquidating Trust Class A*	1,700	3,400
Interactive Data Corp.	5,000	113,550
Investment Technology Group, Inc.*	7,600	269,344
Irwin Financial Corp.	5,000	107,100
Knight Capital Group, Inc. CLass A*	20,400	201,756
LaBranche & Co., Inc.*	8,500	85,935
MCG Capital Corp.	9,500	138,605
Municipal Mortgage & Equity L.L.C.	6,800	175,644
Netbank, Inc.	1,700	12,206
Piper Jaffray Cos., Inc.*	3,100	125,240

Portfolio Recovery Associates, Inc.*	3,000	139,320
PRG-Schultz International, Inc.*	10,500	6,405
Resource America, Inc.	2,800	47,740
Sanders Morris Harris Group, Inc.	7,700	126,203
South Financial Group, Inc.	4,000	110,160
Stifel Financial Corp.*	1,466	55,107
Susquehanna Bancshares, Inc.	8,900	210,752
SWS Group, Inc.	2,434	50,968
The Washtenaw Group, Inc.*	100	20
Track Data Corp.*	1,200	3,588
UICI	8,200	291,182
Unizan Financial Corp.	2,600	69,056
Westwood Holdings Group, Inc.	258	4,701
WFS Financial, Inc.	497	37,846
World Acceptance Corp.*	3,800	108,300
		5,535,153

Food & Beverages - 1.1%
American Italian Pasta Co. Class A	2,700	18,360
American States Water Co.	2,550	78,540
Cal-Maine Foods, Inc.	4,000	27,160
Chiquita Brands International, Inc.	8,300	166,083
Corn Products International, Inc.	5,000	119,450
Cuisine Solutions, Inc.*	2,900	26,100
Flowers Foods, Inc.	11,325	312,117
Green Mountian Coffee, Inc.*	600	24,360
Hain Celestial Group, Inc.*	6,979	147,676
Imperial Sugar Co.	1,200	16,296
Interstate Bakeries Corp.*	6,400	47,680
J & J Snack Foods Corp.	1,200	71,292
John B. Sanfilippo & Son, Inc.*	1,300	16,809
Lance, Inc.	4,900	91,287
M&F Worldwide Corp.*	3,300	53,856
Maui Land & Pineapple Co., Inc.*	300	10,179
MGP Ingredients, Inc.	2,400	28,320
Monterey Pasta Co.*	1,200	4,836
Panera Bread Co. Class A*	4,300	282,424
Peet’s Coffee & Tea, Inc.*	2,900	88,015
Performance Food Group Co.*	8,400	238,308
Ralcorp Holdings, Inc.	5,600	223,496
Sanderson Farms, Inc.	3,600	109,908
Scheid Vineyards, Inc. Class A*	100	720
Tasty Baking Co.	800	6,000
The Boston Beer Co., Inc. Class A*	1,400	35,000
Triarc Cos., Inc.	4,000	59,400
Triarc Cos., Inc. Class B	3,900	65,286
		2,368,958

Forest & Paper Products - 0.3%
Buckeye Technologies, Inc.*	6,400	51,520
Caraustar Industries, Inc.*	5,500	47,795
Chesapeake Corp.	3,900	66,222

Deltic Timber Corp.	1,800	93,348
P.H. Glatfelter Co.	8,400	119,196
Pope & Talbot, Inc.	2,800	23,324
Schweitzer-Mauduit International, Inc.	2,100	52,038
Universal Forest Products, Inc.	3,200	176,800
Wausau-Mosinee Paper Corp.	9,100	107,835
		738,078

Funeral Services - 0.1%
Alderwoods Group, Inc.*	5,500	87,285
Carriage Services, Inc.*	2,900	14,500
Service Corp. International	800	6,544
Stewart Enterprises, Inc. Class A	20,200	109,282
		217,611

Health Care - Biotechnology - 2.5%
Acacia Research-CombiMatrix*	5,028	6,939
Alexion Pharmaceuticals, Inc.*	5,800	117,450
Antigenics, Inc.*	8,700	41,412
Arena Pharmaceuticals, Inc.*	7,700	109,494
ArQule, Inc.*	6,600	40,392
AtheroGenics, Inc.*	6,700	134,067
AVANT Immunotherapeutics, Inc.*	7,100	13,348
Avigen, Inc.*	3,259	9,875
BioCryst Pharmaceuticals, Inc.*	4,700	78,725
Bioenvision, Inc.*	7,300	47,669
BioMarin Pharmaceutical, Inc.*	13,900	149,842
BioSante Pharmaceuticals, Inc.*	3,200	11,680
BioSphere Medical, Inc.*	2,500	20,250
Cambrex Corp.	5,300	99,481
CancerVax Corp.*	5,000	6,900
Cell Genesys, Inc.*	9,100	53,963
Ciphergen Biosystems, Inc.*	2,600	3,068
Conceptus, Inc.*	4,700	59,314
Corgentech, Inc. *	1,275	13,107
Cotherix, Inc.*	1,900	20,178
Cryolife, Inc.*	4,300	14,362
CuraGen Corp.*	10,500	32,340
Curis, Inc.*	9,600	34,176
CYTOGEN Corp.*	2,000	5,480
Digene Corp.*	3,100	90,427
Discovery Laboratories, Inc.*	10,772	71,957
Diversa Corp.*	8,900	42,720
Dyax Corp.*	7,200	37,944
Emisphere Technologies, Inc.*	4,344	18,853
Encysive Pharmaceuticals, Inc.*	11,600	91,524
EntreMed, Inc.*	8,900	17,266
Enzo Biochem, Inc.	5,767	71,626
Enzon, Inc.*	5,300	39,220
Exact Sciences Corp.*	4,043	8,935
Exelixis, Inc.*	15,800	148,836
Gene Logic, Inc.*	5,200	17,420

Genta, Inc.*	9,000	13,140
GenVec, Inc.*	10,100	16,665
Geron Corp.*	12,100	104,181
GTC Biotherapeutics, Inc.*	3,000	4,920
GTx, Inc.*	1,300	9,828
Harvard Bioscience, Inc.*	4,900	21,805
Hemispherx Biopharma, Inc.*	10,200	22,134
ICOS Corp.*	11,400	314,982
Immunomedics, Inc.*	5,500	16,060
Incyte Genomics, Inc.*	14,900	79,566
Inhibitex, Inc.*	1,700	14,280
Inovio Biomedical Corp.*	3,400	7,718
Integra LifeSciences Holdings*	5,200	184,392
InterMune, Inc.*	5,826	97,877
Introgen Therapeutics, Inc.*	5,300	27,931
Isolagen, Inc.*	5,400	9,990
Keryx Biopharmaceuticals, Inc.*	8,300	121,512
Kosan Biosciences, Inc.*	6,000	26,640
Lexicon Genetics, Inc.*	11,400	41,610
LifeCell Corp.*	6,500	123,955
Lipid Sciences, Inc.*	4,200	10,164
Martek Biosciences Corp.*	5,300	130,433
Matritech, Inc.*	3,100	1,705
Maxygen, Inc.*	6,830	51,293
Medarex, Inc.*	24,600	340,710
MicroIslet, Inc.*	7,600	11,780
Momenta Pharmaceuticals, Inc.*	3,000	66,120
Monogram Biosciences, Inc.*	24,020	44,917
Myriad Genetics, Inc.*	5,500	114,400
Nabi Biopharmaceuticals*	10,400	35,152
Nanogen, Inc.*	9,100	23,842
Neose Technologies, Inc.*	5,559	10,729
Northfield Laboratories, Inc.*	4,500	60,300
Novavax, Inc.*	8,100	31,185
Nuvelo, Inc.*	13,266	107,587
Orchid Cellmark, Inc.*	4,200	31,920
Oscient Pharmaceutical Corp.*	13,800	31,326
Progenics Pharmaceuticals, Inc.*	3,800	95,038
Regeneration Technologies, Inc.*	4,800	34,320
Regeneron Pharmaceuticals, Inc.*	13,100	208,945
RegeneRx Biopharmaceuticals, Inc.*	6,500	19,500
Repligen Corp.*	5,700	22,800
Sangamo BioSciences, Inc.*	4,300	17,329
Savient Pharmaceuticals, Inc.*	5,800	21,692
Seattle Genetics, Inc.*	7,555	35,660
Sequenom, Inc.*	2,500	1,700
Serologicals Corp.*	6,100	120,414
Sirna Therapeutics, Inc.*	16,000	48,480
Stratagene Corp.	1,300	13,052
Strategic Diagnostics, Inc.*	3,050	11,102
Tanox, Inc.*	8,500	139,145
Techne Corp.*	1,700	95,455

Telik, Inc.*	9,400	159,706
The Medicines Co.*	9,400	164,030
Third Wave Technologies, Inc.*	7,237	21,566
Threshold Pharmaceuticals, Inc.*	900	13,005
Titan Pharmaceuticals, Inc.*	4,500	6,435
Trimeris, Inc.*	3,997	45,926
Vical, Inc.*	4,300	18,060
		5,456,349

Health Care - Drugs - 2.8%
Able Laboratories, Inc.*	2,600	377
Acadia Pharmaceuticals, Inc.*	2,300	22,655
Accelrys, Inc.*	5,200	41,756
Access Pharmaceuticals, Inc.*	1,600	848
Acusphere, Inc.*	3,500	18,690
Adolor Corp.*	7,000	102,200
Advancis Pharmaceutical Corp.*	1,600	2,208
ADVENTRX Pharmaceuticals, Inc.*	13,200	43,296
Alkermes, Inc.*	18,000	344,160
Allos Therapeutics, Inc.*	8,300	17,845
Alpharma, Inc. Class A	7,900	225,229
Andrx Group*	13,851	228,126
Anika Therapeutics, Inc.*	2,000	23,380
AP Pharma, Inc.*	1,700	2,601
ARIAD Pharmaceuticals, Inc.*	14,800	86,580
Array BioPharma, Inc.*	6,900	48,369
Auxilium Pharmaceuticals, Inc.*	1,100	6,116
AVANIR Pharmaceuticals Class A*	21,500	73,960
AXM Pharma, Inc.*	1,300	1,313
BioScrip, Inc.*	7,380	55,645
Bradley Pharmaceuticals, Inc. Class A*	2,300	21,850
Caraco Pharmaceutical Laboratories Ltd.*	7,700	69,146
Cell Therapeutics, Inc.*	11,600	25,288
Cellegy Pharmaceuticals, Inc.*	2,400	1,344
CollaGenex Pharmaceuticals, Inc.*	2,600	31,382
Connetics Corp.*	6,400	92,480
Corcept Therapeutics, Inc.*	2,900	10,527
Cortex Pharmaceuticals, Inc.*	6,200	14,136
Critical Therapeutics, Inc.*	6,100	43,798
Cubist Pharmaceuticals, Inc.*	10,600	225,250
CV Therapeutics, Inc.*	8,900	220,097
Dendreon Corp.*	11,300	61,246
DOV Pharmaceutical, Inc.*	4,300	63,124
Durect Corp.*	12,100	61,347
DUSA Pharmaceuticals, Inc.*	2,900	31,233
Dynavax Technologies Corp.*	6,800	28,968
Elite Pharmaceuticals, Inc. Class A*	3,900	7,176
First Horizon Pharmaceutical Corp.*	6,400	110,400
Hi-Tech Pharmacal Co., Inc.*	800	35,432
Icagen, Inc.*	300	1,935
Immtech International, Inc.*	1,900	13,186
ImmunoGen, Inc.*	13,512	69,316

Impax Laboratories, Inc.*	10,500	112,350
Indevus Pharmaceuticals, Inc.*	8,500	45,815
Integrated Biopharma, Inc.*	1,100	4,455
Interpharm Holdings, Inc.*	2,000	2,480
IntraBiotics Pharmaceuticals, Inc.*	700	2,527
Isis Pharmaceuticals, Inc.*	14,000	73,360
Ista Pharmaceuticals, Inc.*	4,300	27,348
K-V Pharmaceutical Co. Class A*	700	14,406
K-V Pharmaceutical Co. Class B*	6,000	123,600
Lannett Co., Inc.*	3,650	26,864
Ligand Pharmaceuticals, Inc. Class B*	13,300	148,295
Mannkind Corp. *	1,856	20,899
Maxim Pharmaceuticals, Inc.*	3,300	3,630
Medicis Pharmaceutical Corp. Class A	1,600	51,280
Memory Pharmaceuticals, Corp.*	3,200	7,296
Myogen, Inc.*	7,700	232,232
NeoPharm, Inc.*	4,049	43,689
Neurocrine Biosciences, Inc.*	5,900	370,107
Neurogen Corp.*	6,600	43,494
NitroMed, Inc.*	5,800	80,910
NPS Pharmaceuticals, Inc.*	6,600	78,144
Omega Protein Corp.*	3,900	26,169
Onyx Pharmaceuticals, Inc.*	6,300	181,188
OXiGENE, Inc.*	3,200	12,704
Pain Therapeutics, Inc.*	8,300	56,108
Panacos Pharmaceuticals, Inc.*	9,100	63,063
Par Pharmaceutical Cos., Inc.*	5,800	181,772
Penwest Pharmaceuticals Co.*	3,700	72,224
PetMed Express, Inc.*	4,000	56,680
Pharmacopeia Drug Discovery, Inc.*	1,800	6,408
Pharmacyclics, Inc.*	3,400	12,070
Pharmion Corp.*	5,400	95,958
POZEN, Inc.*	4,900	46,991
Renovis, Inc.*	5,500	84,150
Rigel Pharmaceuticals, Inc.*	4,450	37,202
Santarus, Inc.*	8,400	46,032
SciClone Pharmaceuticals, Inc.*	13,900	32,248
Spectrum Pharmaceuticals, Inc.*	2,500	10,575
Star Scientific, Inc.*	13,200	31,020
Super-Gen, Inc.*	17,300	87,365
The Quigley Corp.	2,100	29,022
United Therapeutics Corp.*	4,000	276,480
Valeant Pharmaceuticals International	7,500	135,600
VaxGen, Inc.*	3,300	28,875
Vertex Pharmaceuticals, Inc.*	1,393	38,544
ViroPharma, Inc.*	10,400	192,920
VIVUS, Inc.*	8,000	23,680
Zymogenetics, Inc.*	12,200	207,522
		6,169,766

Health Care - Products - 4.1%
1-800 CONTACTS, Inc.*	2,500	29,275

Abaxis, Inc.*	2,800	46,144
Abgenix, Inc.*	18,000	387,180
ABIOMED, Inc.*	5,000	46,200
Advanced Medical Optics, Inc.*	512	21,402
Akorn, Inc.*	4,400	20,064
Aksys Ltd.*	6,000	3,916
Align Technology, Inc.*	13,500	87,345
American Medical Systems Holdings, Inc.*	13,800	246,054
AMICAS, Inc.*	9,000	44,640
Arrhythmia Research Technology, Inc.	200	1,760
Arrow International, Inc.	8,489	246,096
ArthroCare Corp.*	4,700	198,058
Aspect Medical Systems, Inc.*	4,300	147,705
ATS Medical, Inc.*	5,400	14,850
AVI BioPharma, Inc.*	8,800	30,360
Bentley Pharmaceuticals, Inc.*	3,800	62,358
Bio Logic Systems Corp. *	400	3,492
BioLase Technology, Inc.	3,200	25,568
Biosite Diagnostics, Inc.*	2,900	163,241
Bioveris Corp.*	1,800	8,226
Caliper Life Sciences, Inc.*	6,091	35,815
Candela Corp.*	4,100	59,204
Cantel Medical Corp.*	2,950	52,923
Cardiac Science Corp.*	1,896	17,159
CardioDynamics International Corp.*	6,000	7,260
CardioTech International, Inc.*	2,000	4,500
Cerus Corp.*	4,200	42,630
Cholestech Corp.*	2,800	27,776
Clinical Data, Inc.	149	2,608
Columbia Laboratories, Inc.*	8,400	39,060
Compex Technologies, Inc.*	1,782	11,654
CONMED, Corp.*	5,050	119,483
Conor Medsystems, Inc.*	300	5,805
Criticare Systems, Inc.*	2,100	10,416
Cyberonics, Inc.*	4,700	151,810
Cypress Bioscience, Inc.*	5,500	31,790
Datascope Corp.	2,400	79,320
DepoMed, Inc.*	7,900	47,400
Diagnostic Products Corp.	5,300	257,315
Digital Angel Corp.*	7,500	23,175
DJ Orthopedics, Inc.*	3,800	104,804
E-Z-EM, Inc.	1,400	32,060
Encore Medical Corp.*	10,400	51,480
Endocare, Inc.*	2,000	5,480
Endologix, Inc.*	7,200	49,680
Enpath Medical, Inc.*	400	3,400
EPIX Medical, Inc.*	4,700	18,988
Haemonetics Corp.*	6,100	298,046
Hanger Orthopedic Group, Inc.*	4,000	22,840
HealthTronics, Inc.*	6,400	48,960
Hollis-Eden Pharmaceuticals, Inc.*	3,500	16,940
Human Genome Sciences, Inc.*	22,400	191,744

I Trax, Inc.*	3,100	6,386
I-Flow Corp.*	4,297	62,822
ICU Medical, Inc.*	1,950	76,460
Illumina, Inc.*	10,100	142,410
Immucor, Inc.*	9,068	211,829
Immunicon Corp.*	4,800	16,464
Implant Sciences Corp.*	2,000	6,980
Inspire Pharmaceuticals, Inc.*	8,000	40,640
IntraLase Corp.*	700	12,481
Invacare Corp.	5,500	173,195
IOMED, Inc.*	700	1,855
IVAX Diagnostics, Inc.*	3,700	13,320
Kensey Nash Corp.*	1,700	37,451
Landauer, Inc.	1,300	59,917
Laserscope*	3,600	80,856
Lifecore Biomedical, Inc.*	1,800	29,214
Luminex Corp.*	6,000	69,720
Matrixx Initiatives, Inc.*	1,400	29,330
Medical Action Industries, Inc.*	1,900	38,836
Memry Corp.*	5,400	10,314
Mentor Corp.	5,900	271,872
Meridian Bioscience, Inc.	4,500	90,630
Merit Medical Systems, Inc.*	4,444	53,950
MGI Pharma, Inc.*	7,926	136,010
Micro Therapeutics, Inc.*	9,153	63,430
Microtek Medical Holdings, Inc.*	8,500	29,580
Milestone Scientific, Inc.*	500	695
Misonix, Inc.*	600	2,604
Nastech Pharmaceutical Co., Inc.*	3,900	57,408
Natus Medical, Inc.*	2,900	46,806
Nektar Therapeutics*	16,100	265,006
NMT Medical, Inc.*	2,100	33,600
North American Scientific, Inc.*	2,600	5,590
Noven Pharmaceuticals, Inc.*	3,700	55,981
Nutraceutical International Corp.*	1,300	17,615
NuVasive, Inc.*	4,100	74,210
OraSure Technologies, Inc.*	8,500	74,970
OrthoLogic Corp.*	7,200	35,280
Osteotech, Inc.*	3,100	15,407
Palatin Technologies, Inc. *	1,900	6,194
Palomar Medical Technologies, Inc.*	2,400	84,096
Perrigo Co.	17,800	265,398
PhotoMedex, Inc.*	9,200	15,824
PolyMedica Corp.	4,900	164,003
Possis Medical, Inc.*	2,700	26,865
PSS World Medical, Inc.*	12,400	184,016
QuadraMed Corp.*	2,300	3,243
Quidel Corp.*	17,200	185,072
Rita Medical Systems, Inc.*	7,000	27,370
SeraCare Life Sciences, Inc.*	2,600	23,530
Sonic Innovations, Inc.*	4,000	16,920
SONUS Pharmaceuticals, Inc.*	3,800	19,114

SRI/Surgical Express, Inc.*	200	1,200
STAAR Surgical Co.*	4,280	33,812
Stereotaxis, Inc.	1,200	10,332
Sybron Dental Specialties, Inc.*	5,800	230,898
Symmetry Medical, Inc.*	5,000	96,950
Synovis Life Technologies, Inc.*	1,900	19,057
The Spectranetics Corp.*	4,400	49,500
Theragenics Corp.*	5,300	16,006
Thoratec Corp.*	9,402	194,527
TriPath Imaging, Inc.*	7,300	44,092
Urologix, Inc.*	2,600	10,036
USANA Health Sciences, Inc.*	3,400	130,424
Vascular Solutions, Inc.*	2,500	18,900
Ventana Medical Systems, Inc.*	6,000	254,100
Viasys Healthcare, Inc.*	5,600	143,920
Vital Signs, Inc.	1,900	81,358
West Pharmaceutical Services, Inc.	5,500	137,665
Wright Medical Group, Inc.*	6,000	122,400
Zila, Inc.*	7,800	30,030
Zoll Medical Corp.*	1,400	35,266
		8,838,701

Health Care - Services - 2.9%
Air Methods Corp.*	2,000	34,600
Albany Molecular Research, Inc.*	5,700	69,255
Alliance Imaging, Inc.*	9,400	55,930
Allied Healthcare International, Inc.*	9,000	55,260
Allscripts Heathcare Solutions, Inc.*	7,000	93,800
Amedisys, Inc.*	2,200	92,928
America Service Group, Inc.*	2,000	31,720
American Healthways, Inc.*	5,900	266,975
American Retirement Corp.*	5,600	140,728
AmSurg Corp.*	5,450	124,587
Angelica Corp.	1,100	18,194
Beverly Enterprises, Inc.*	19,400	226,398
Bio-Imaging Technologies, Inc.*	2,000	6,400
Bio-Reference Laboratories, Inc.*	2,300	43,263
Capital Senior Living Corp.*	5,200	53,768
Celera Genomics Group - Applera Corp.*	13,101	143,587
Centene Corp.*	8,100	212,949
Curative Health Services, Inc.*	1,300	299
Discovery Partners International*	5,000	13,250
Dynacq Healthcare, Inc.*	1,300	3,159
Five Star Quality Care, Inc.*	3,000	23,610
Genesis HealthCare Corp.*	3,100	113,212
Gentiva Health Services, Inc.*	4,000	58,960
HMS Holdings Corp.*	3,800	29,070
Hooper Holmes, Inc.	12,400	31,620
IDX Systems Corp.*	5,500	241,560
Kendle International, Inc.*	2,300	59,202
Kindred Healthcare, Inc.*	6,600	170,016
LCA-Vision, Inc.	3,000	142,530

Magellan Health Services, Inc.*	5,300	166,685
Matria Healthcare, Inc.*	3,293	127,637
MedCath Corp.*	3,500	64,925
Medical Staffing Network Holdings, Inc.*	5,100	27,387
MedQuist, Inc.*	4,200	51,030
Metropolitan Health Networks, Inc.*	9,300	22,320
Molina Healthcare, Inc.*	4,700	125,208
National Medical Health Card Systems, Inc.*	907	24,670
NDCHealth Corp.	6,100	117,303
NovaMed Eyecare, Inc.*	3,600	23,505
OCA, Inc.*	8,100	3,240
Odyssey Healthcare, Inc.*	5,850	109,044
Option Care, Inc.	6,075	81,162
PainCare Holdings, Inc.*	9,300	30,318
PAREXEL International Corp.*	4,200	85,092
Pediatric Services of America, Inc.*	500	7,065
Pediatrix Medical Group, Inc.*	2,800	247,996
Psychiatric Solutions, Inc.*	4,800	281,952
Quality Systems, Inc.	2,000	153,520
Radiation Therapy Services, Inc.*	4,100	144,771
Radiologix, Inc.*	3,500	10,675
RehabCare Group, Inc.*	2,500	50,500
Res-Care, Inc.*	4,800	83,376
SFBC International, Inc.*	3,450	55,235
Sierra Health Services, Inc.*	3,800	303,848
Specialty Laboratories, Inc.*	4,200	54,810
STERIS Corp.	1,300	32,526
Sun Healthcare Group, Inc.*	2,500	16,525
Sunrise Assisted Living, Inc.*	8,100	273,051
Symbion, Inc.*	3,800	87,400
The Advisory Board Co.*	2,900	138,243
The TriZetto Group, Inc.*	8,000	135,920
U.S. Physical Therapy, Inc.*	1,800	33,246
United Surgical Partners International, Inc.*	7,650	245,948
VCA Antech, Inc.*	10,600	298,920
VistaCare, Inc. Class A*	2,600	32,500
		6,304,383

Household Products - 0.4%
American Woodmark Corp.	2,700	66,933
Applica, Inc.*	2,800	4,424
Bassett Furniture Industries, Inc.	1,500	27,750
Craftmade International, Inc.	400	8,004
Enesco Group, Inc.*	1,500	2,760
Ethan Allen Interiors, Inc.	6,400	233,792
Furniture Brands International, Inc.	11,300	252,329
Kimball International, Inc. Class B	4,900	52,087
Libbey, Inc.	1,800	18,396
Lifetime Brands, Inc.	2,200	45,474
Oneida Ltd.*	1,500	1,185
Quaker Fabric Corp.	2,400	5,160
Restoration Hardware, Inc.*	6,300	37,926

Salton, Inc.*	1,900	3,914
		760,134

Instruments - Scientific - 0.5%
Bruker BioSciences Corp.*	17,038	82,805
Cepheid, Inc.*	7,600	66,728
FEI Co.*	5,700	109,269
Greatbatch, Inc.*	3,400	88,434
IRIS International, Inc.*	2,600	56,836
Kyphon, Inc.*	7,400	302,142
Metrologic Instruments, Inc.*	4,200	80,892
Microvision, Inc.*	4,130	14,868
Neogen Corp.*	1,200	25,212
Occulogix, Inc.*	300	2,160
RAE Systems, Inc.*	10,100	35,451
SurModics, Inc.*	2,600	96,174
Therma-Wave, Inc.*	6,500	9,295
Vital Images, Inc.*	2,000	52,300
X-Rite, Inc.	3,800	38,000
		1,060,566

Insurance - 2.9%
21St Century Insurance Group	15,400	249,172
Alfa Corp.	15,195	244,639
American Equity Investment Life Holding Co.	6,800	88,740
American Physicians Capital, Inc.*	1,300	59,527
AmerUs Group Co.	1,600	90,672
Argonaut Group, Inc.*	5,600	183,512
Baldwin & Lyons, Inc. Class B	1,300	31,590
Bristol West Holdings, Inc.	5,400	102,762
Capital Title Group, Inc.	4,200	23,226
Ceres Group, Inc.*	6,900	35,673
Citizens, Inc. CLass A	8,408	45,824
CNA Surety Corp.*	8,200	119,474
Crawford & Co. CLass A	800	4,640
Crawford & Co. Class B	1,300	7,488
Delphi Financial Group, Inc. Class A	4,750	218,547
Donegal Group, Inc. Class A	2,766	64,282
EMC Insurance Group, Inc.	1,400	27,916
FBL Financial Group, Inc. Class A	5,600	183,736
Financial Industries Corp.*	900	7,470
First Acceptance Corp.*	9,300	95,697
FPIC Insurance Group, Inc.*	1,400	48,580
Great American Financial Resources, Inc.	2,600	51,584
Hanover Insurance Group, Inc.*	5,000	208,850
Harleysville Group, Inc.	5,800	153,700
HealthExtras, Inc.*	7,400	185,740
Hilb, Rogal & Hamilton Co.	6,800	261,868
Horace Mann Educators Corp.	8,600	163,056
Infinity Property & Casualty Corp.	3,200	119,072
LandAmerica Financial Group, Inc.	2,800	174,720
Meadowbrook Insurance Group, Inc.*	8,300	48,472

Ohio Casualty Corp.	6,300	178,416
Penn Treaty American Corp.*	2,050	20,582
Philadelphia Consolidated Holding Corp.*	2,900	280,401
PMA Capital Corp. Class A*	6,100	55,693
Presidential Life Corp.	5,600	106,624
ProAssurance Corp.*	5,300	257,792
ProCentury Corp.	2,400	25,800
RLI Corp.	4,600	229,402
RTW, Inc.*	650	6,175
SCPIE Holdings, Inc.*	300	6,240
Seabright Insurance Holdings*	1,900	31,597
Selective Insurance Group, Inc.	5,400	286,740
State Auto Financial Corp.	7,600	277,096
Stewart Information Services Corp.	2,900	141,143
The Commerce Group, Inc.	1,400	80,192
The Navigators Group, Inc.*	2,900	126,469
The Phoenix Companies, Inc.	18,100	246,884
Tower Group, Inc.	4,700	103,306
Triad Guaranty, Inc.*	2,200	96,778
Unico American Corp. *	1,700	15,895
United America Indemnity Ltd.*	1,396	25,631
United Fire & Casualty Co.	4,200	169,806
Universal American Financial Corp.*	10,400	156,832
Vesta Insurance Group, Inc.	6,900	6,900
Zenith National Insurance Corp.	750	34,590
		6,267,213

Internet Services - 3.0%
1-800-FLOWERS.COM, Inc. Class A*	5,700	36,594
3Com Corp.*	59,500	214,200
Access Integrated Technologies, Inc. Class A*	1,600	16,608
Alloy Online, Inc.*	9,300	26,877
Answerthink, Inc.*	8,100	34,425
Ariba, Inc.*	13,250	97,388
Autobytel, Inc.*	6,300	31,122
Blue Coat Systems, Inc.*	2,200	100,584
BroadVision, Inc.*	3,000	1,470
CACI International, Inc. Class A*	4,400	252,472
CGI Holding Corp.*	4,900	11,368
CMGI, Inc.*	9,100	13,832
CNET Networks, Inc.*	20,100	295,269
Cogent Communications Group, Inc.*	6,500	35,685
Corillian Corp.*	7,700	20,944
CyberSource Corp.*	6,600	43,560
Digital River, Inc.*	6,100	181,414
Drugstore.com, Inc.*	18,500	52,725
Earthlink, Inc.*	26,500	294,415
eCollege.Com*	3,700	66,711
Entrust Technologies, Inc.*	11,800	57,112
Equinix, Inc.*	4,500	183,420
F5 Networks, Inc.*	6,200	354,578
Globix Corp.*	1,100	1,485

GoRemote Internet Communications, Inc.*	1,900	3,154
GSI Commerce, Inc.*	8,100	122,229
Harris Interactive, Inc.*	11,700	50,427
Hollywood Media Corp.*	5,100	21,981
iGATE Capital Corp.*	10,540	51,224
Interland, Inc.*	2,600	11,518
Internet Capital Group, Inc.*	7,800	64,116
iVillage, Inc.*	14,500	116,290
j2 Global Communications, Inc.*	4,200	179,508
Jupitermedia Corp.*	6,500	96,070
Lionbridge Technologies, Inc.*	11,000	77,220
Looksmart Ltd. *	2,300	8,648
MIVA, Inc.*	5,400	26,730
Neoforma, Inc.*	3,326	32,927
Netflix, Inc.*	9,600	259,776
NetRatings, Inc.*	6,900	85,077
Network Engines, Inc.*	3,400	4,386
NIC, Inc.*	11,300	69,608
Overstock.com, Inc.*	3,500	98,525
PC-Tel, Inc.*	3,500	30,660
Perficient, Inc.*	3,600	32,076
Priceline.com, Inc.*	7,000	156,240
Provide Commerce*	2,000	66,220
Quovadx, Inc.*	2,000	4,820
Real Networks, Inc.*	32,500	252,200
Redback Networks, Inc.*	10,300	144,818
RSA Security, Inc.*	18,300	205,509
S1 Corp.*	13,300	57,855
SafeNet, Inc.*	4,672	150,532
Selectica, Inc.*	3,600	10,260
SonicWALL, Inc.*	12,200	96,624
Stamps.com, Inc.*	3,650	83,804
Stellent, Inc.*	4,600	45,678
TheStreet.com, Inc.*	4,500	32,445
Travelzoo, Inc.*	3,100	68,200
Tumbleweed Communications Corp.*	13,000	40,040
United Online, Inc.	11,650	165,663
ValueClick, Inc.*	16,000	289,760
Varsity Group, Inc.*	3,000	12,750
Vignette, Corp.*	5,610	91,499
WatchGuard Technologies, Inc.*	5,700	21,090
WebEx Communications, Inc.*	8,000	173,040
webMethods, Inc.*	13,300	102,543
Websense, Inc.*	4,200	275,688
WebSideStory, Inc.*	800	14,504
ZixIt Corp.*	5,500	10,505
		6,438,695

Leisure - 1.4%
Aldila, Inc.	1,000	25,430
Alliance Gaming Corp.*	9,700	126,294
Ambassadors Group, Inc.	4,000	91,560

Ameristar Casinos, Inc.	11,100	251,970
Atari, Inc.*	23,000	24,840
Aztar Corp.*	6,300	191,457
Bally Total Fitness Holding Corp.*	6,500	40,820
Bluegreen Corp.*	5,500	86,900
Carmike Cinemas, Inc.	1,800	45,648
Choice Hotels International, Inc.	240	10,022
Churchill Downs, Inc.	1,000	36,730
Dover Downs Gaming & Entertainment, Inc.	1,800	25,470
Dover Motorsports, Inc.	2,500	15,275
Escala Group, Inc.*	4,900	99,372
GameTech International, Inc.	400	1,532
Gaming Partners International Corp.	1,300	14,547
Gaylord Entertainment Co.*	4,322	188,396
ILX Resorts, Inc.	900	9,360
Interstate Hotels & Resorts, Inc.*	3,100	13,547
Isle of Capri Casinos, Inc.*	6,400	155,904
Jameson Inns, Inc.*	10,900	23,435
K2, Inc.*	9,000	90,990
Lakes Entertainment, Inc.*	3,600	23,940
Life Time Fitness, Inc.*	3,500	133,315
Magna Entertainment Corp. Class A*	2,000	14,280
Mikohn Gaming Corp.*	3,900	38,493
Monarch Casino & Resort, Inc. *	1,900	42,940
MTR Gaming Group, Inc.*	5,200	54,132
Multimedia Games, Inc.*	5,200	48,100
Nevada Gold & Casinos, Inc.*	2,000	20,780
Pinnacle Entertainment, Inc.*	7,000	172,970
Shuffle Master, Inc.*	6,262	157,427
Six Flags, Inc.*	16,800	129,528
Speedway Motorsports, Inc	3,400	117,878
Sunterra Corp.*	3,100	44,082
The Marcus Corp.	3,500	82,250
Topps Co., Inc.	7,300	54,239
Vail Resorts, Inc.*	6,000	198,180
WMS Industries, Inc.*	5,500	137,995
		3,040,028

Machinery - 2.3%
A.O. Smith Corp.	3,400	119,340
Alamo Group, Inc.	1,000	20,500
Albany International Corp. Class A	5,300	191,648
Applied Industrial Technologies, Inc.	5,950	200,455
Astec Industries, Inc.*	4,000	130,640
Baldor Electric Co.	5,900	151,335
CARBO Ceramics, Inc.	4,050	228,906
Cascade Corp.	1,700	79,747
Cherokee International Corp.*	3,500	16,135
Columbus McKinnon Corp.*	2,800	61,544
Dril-Quip, Inc.*	3,500	165,200
Flow International Corp.*	6,400	53,888
Flowserve Corp.*	7,700	304,612

FSI International, Inc.*	5,300	24,380
Gardner Denver, Inc.*	4,800	236,640
Gehl Co.*	2,400	63,000
Gerber Scientific, Inc.*	4,000	38,280
Global Power Equipment Group, Inc.*	8,000	36,160
Gulf Islands Fabrication, Inc.	1,600	38,896
IDEX Corp.	3,900	160,329
Intevac, Inc.*	3,883	51,256
JLG Industries, Inc.	9,200	420,072
Kadant, Inc.*	1,800	33,300
Kennametal, Inc.	1,200	61,248
Kulicke and Soffa Industries, Inc.*	9,800	86,632
Lindsay Manufacturing Co.	1,500	28,845
Lone Star Technologies, Inc.*	5,200	268,632
Lufkin Industries, Inc.	1,900	94,753
Milacron, Inc.*	7,986	10,062
Powell Industries, Inc.*	1,200	21,552
Presstek, Inc.*	6,300	56,952
Regal-Beloit Corp.	4,900	173,460
Robbins & Myers, Inc.	2,200	44,770
Rofin-Sinar Technologies, Inc.*	2,600	113,022
SatCon Technology Corp.*	1,500	2,250
Sauer, Inc.	2,700	50,787
Semitool, Inc.*	5,200	56,576
Stewart & Stevenson Services, Inc.	4,600	97,198
Tecumseh Products Co. Class A	2,100	48,111
Tennant Co.	1,200	62,400
Terex Corp.*	280	16,632
The Manitowoc Co., Inc.	5,000	251,100
The Middleby Corp.*	1,500	129,750
TurboChef Technologies, Inc.*	4,800	68,928
Universal Compression Holdings, Inc.*	5,700	234,384
Woodward Governor Co.	1,800	154,818
		4,959,125

Manufacturing - 1.5%
Applied Films Corp.*	2,600	54,002
AptarGroup, Inc.	1,800	93,960
Ballantyne of Omaha, Inc.*	1,500	7,335
Briggs & Stratton Corp.	5,200	201,708
Charles & Colvard Ltd.	2,310	46,662
CLARCOR, Inc.	10,300	306,013
Cognex Corp.	8,800	264,792
Cycle Country Accessories Corp.*	500	1,665
EFJ, Inc.*	8,900	90,335
Encore Wire Corp.*	4,400	100,144
Fedders Corp.	6,600	11,352
Foamex International, Inc.*	2,900	75
Hologic, Inc.*	7,000	265,440
Jacuzzi Brands, Inc.*	14,600	122,640
JAKKS Pacific, Inc.*	4,200	87,948
Lennox International, Inc.	11,100	313,020

Nanophase Technologies Corp.*	3,200	18,080
Nordson Corp.	6,900	279,519
Portec Rail Products, Inc.	900	11,799
Quanex Corp.	4,750	237,358
Quixote Corp.	900	17,820
Smith & Wesson Holding Corp.*	5,400	21,222
SonoSite, Inc.*	2,400	84,024
Steinway Musical Instruments, Inc.*	900	22,959
Sun Hydraulics Corp.	2,100	40,593
Superior Essex, Inc.*	3,284	66,205
The Brink’s Co.	600	28,746
TTM Technologies, Inc.*	7,400	69,560
Varian, Inc.*	6,300	250,677
Wabtec Corp.	8,300	223,270
		3,338,923

Metals & Mining - 1.6%
A.M. Castle & Co.*	1,800	39,312
Aleris International, Inc.*	5,811	187,347
AMCOL International Corp.	5,900	121,068
Brush Engineered Materials, Inc.*	5,600	89,040
Century Aluminum Co.*	6,500	170,365
CIRCOR International, Inc.	2,300	59,018
Cleveland-Cliffs, Inc.	3,600	318,852
Coeur d’Alene Mines Corp.*	50,000	200,000
Commercial Metals Co.	8,200	307,828
Compass Minerals International, Inc.	6,300	154,602
Generale Cable Corp.*	7,500	147,750
Gibraltar Industries, Inc.	5,000	114,700
Hecla Mining Co.*	22,500	91,350
Kaydon Corp.	5,100	163,914
Liquidmetal Technologies, Inc.*	500	440
Metal Management, Inc.	4,300	100,018
Mines Management, Inc.*	2,000	14,040
Mueller Industries, Inc.	6,600	180,972
NN, Inc.	2,700	28,620
Royal Gold, Inc.	4,400	152,812
RTI International Metals, Inc.*	4,200	159,390
Stillwater Mining Co.*	16,300	188,591
Titanium Metals Corp.*	5,200	328,952
USEC, Inc.	15,500	185,225
Westmoreland Coal Co.*	1,000	22,900
Wolverine Tube, Inc.*	2,500	12,650
		3,539,756

Multimedia - 0.4%
Blockbuster, Inc. Class A	6,600	24,750
Emmis Communications Corp. Class A*	9,900	197,109
Image Entertainment, Inc.*	3,800	12,160
LodgeNet Entertainment Corp.*	3,100	43,214
Macrovision Corp.*	9,600	160,608
Martha Stewart Living Omnimedia, Inc. Class A*	4,500	78,435

Media General, Inc. Class A	4,500	228,150
Pegasus Communications Corp.*	1,000	3,950
The Liberty Corp.	3,100	145,111
Young Broadcasting, Inc. Class A*	2,700	7,020
		900,507

Office Equipment - 0.2%
Global Imaging Systems, Inc.*	4,200	145,446
IKON Office Solutions, Inc.	28,000	291,480
Marlin Business Services, Inc.*	1,600	38,224
		475,150

Office Furnishings & Supplies - 0.2%
Aaron Rents, Inc.	7,400	155,992
Ennis Business Forms, Inc.	4,800	87,216
Interface, Inc.*	8,677	71,325
Knoll, Inc.	4,400	75,284
Standard Register Co.	4,600	72,726
		462,543

Oil & Gas - 5.1%
Abraxas Petroleum Corp.*	8,400	44,352
Allis-Chalmers Energy, Inc.*	2,800	34,860
American Oil & Gas, Inc.*	6,800	27,540
Aquila, Inc.*	74,100	266,760
Arena Resources, Inc.*	700	19,320
Atlas America, Inc.*	3,262	196,438
Atmos Energy Corp.	500	13,080
ATP Oil & Gas Corp.*	4,900	181,349
Atwood Oceanics, Inc.*	2,600	202,878
Berry Petroleum Co. Class A	3,800	217,360
Brigham Exploration Co.*	8,700	103,182
Cabot Oil & Gas Corp. Class A	6,300	284,130
Callon Petroleum Co.*	3,700	65,305
Carrizo Oil & Gas, Inc.*	4,600	113,666
Castle Energy Corp.	1,100	26,840
Cheniere Energy, Inc.*	6,400	238,208
Cimarex Energy Co.*	6,503	279,694
Clayton Williams Energy, Inc.*	2,100	87,654
Comstock Resources, Inc.*	7,700	234,927
Contango Oil & Gas Co.*	2,500	28,600
Dawson Geophysical Co. *	1,100	33,902
Delta Natural Gas, Inc.	200	5,040
Delta Petroleum Corp.*	9,100	198,107
Dune Energy, Inc. *	2,600	7,384
Edge Petroleum Corp.*	3,100	77,221
Encore Aquisition Co.*	8,850	283,554
Endeavor International Corp.*	14,800	48,840
Energy Partners Ltd.*	6,800	148,172
Energy West, Inc.	200	1,940
EnergySouth, Inc.	900	24,102
ENGlobal Corp.*	10,800	90,936

Frontier Oil Corp.	9,200	345,276
FX Energy, Inc.*	6,200	49,476
Gasco Energy, Inc.*	13,600	88,808
Giant Industries, Inc.*	2,600	135,096
Goodrich Petroleum Corp.*	4,500	113,175
Grey Wolf, Inc.*	36,300	280,599
Hanover Compressor Co.*	20,000	282,200
Harvest Natural Resources, Inc.*	6,800	60,384
Holly Corp.	5,400	317,898
Hornbeck Offshore Services, Inc. *	2,500	81,750
Houston Exploration Co.*	2,700	142,560
Hydril Co.*	3,100	194,060
Infinity, Inc.*	2,300	16,008
KCS Energy, Inc.*	9,500	230,090
Key Energy Services, Inc.*	14,400	193,968
Markwest Hydrocarbon, Inc.	1,100	24,211
Matrix Service Co.*	3,700	36,408
McMoRan Exploration Co.*	4,600	90,942
Mitcham Industries, Inc.*	800	13,976
NATCO Group, Inc. Class A*	2,200	45,012
Natural Gas Services Group*	1,000	16,960
New Jersey Resources Corp.	5,250	219,922
Newpark Resources, Inc.*	16,600	126,658
Oceaneering International, Inc.*	4,300	214,054
Oil States International, Inc.*	8,900	281,952
OMNI Energy Services Corp.*	2,800	10,304
Parallel Petroleum Corp.*	5,600	95,256
Parker Drilling Co.*	18,200	197,106
Penn Virginia Corp.	3,100	177,940
Petrohawk Energy Corp.*	13,281	175,575
Petroleum Development Corp.*	2,800	93,352
Piedmont Natural Gas Co., Inc.	2,600	62,816
Remington Oil & Gas Corp.*	4,700	171,550
RGC Resources, Inc.	200	5,052
RPC, Inc.	12,300	323,982
SEACOR SMIT, Inc.*	3,273	222,891
SEMCO Energy, Inc.*	5,500	30,910
St. Mary Land & Exploration Co.	16,200	596,322
Stone Energy Corp.*	4,537	206,570
Superior Energy Services, Inc.*	13,100	275,755
Swift Energy Co.*	4,800	216,336
The Meridian Resource Corp.*	15,600	65,520
Transmeridian Exploration, Inc.*	15,200	92,720
TransMontaigne, Inc.*	9,500	62,700
Tri-Valley Corp.*	3,600	28,008
Unit Corp.*	4,800	264,144
VAALCO Energy, Inc.*	11,300	47,912
W-H Energy Services, Inc.*	4,700	155,476
Warren Resources, Inc.*	6,500	102,830
Whiting Petroleum Corp.*	6,800	272,000
		11,139,811

Paper & Related Products - 0.2%
American Greetings Corp. Class A	3,600	79,092
Potlatch Corp.	5,500	280,390
		359,482

Personal Care - 0.3%
Chattem, Inc.*	3,400	123,726
Elizabeth Arden, Inc.*	5,100	102,306
Nature’s Sunshine Products, Inc.	2,700	48,816
Nu Skin Enterprises, Inc. Class A	9,000	158,220
Revlon, Inc. Class A*	64,400	199,640
		632,708

Photo Equipment & Supplies - 0.1%
American Science & Engineering, Inc.*	800	49,896
Concord Camera Corp.*	2,700	3,213
Lexar Media, Inc.*	16,100	132,181
		185,290

Publishing - 0.4%
Cadmus Communications Corp.	1,000	20,130
Document Security Systems, Inc. *	1,200	15,180
Hollinger International, Inc. Class A	14,400	129,024
Journal Register Co.	13,200	197,340
Playboy Enterprises, Inc. Class B*	4,900	68,061
PRIMEDIA, Inc.*	49,800	80,178
ProQuest Co.*	5,100	142,341
Scholastic Corp.*	7,300	208,123
Thomas Nelson, Inc.	1,800	44,370
		904,747

Real Estate - 0.5%
Avatar Holdings, Inc.*	500	27,460
California Coastal Communities, Inc.*	1,500	58,845
Corrections Corp. of America*	5,700	256,329
HomeStore.com, Inc.*	29,500	150,450
Jones Lang LaSalle, Inc.	5,500	276,925
Lodgian, Inc.*	4,700	50,431
Trammell Crow Co.*	6,100	156,465
		976,905

Restaurants - 1.4%
AFC Enterprises, Inc.	5,600	84,672
Applebee’s International, Inc.	2,475	55,910
BJ’s Restaurants, Inc.*	3,800	86,868
Bob Evans Farms, Inc.	6,400	147,584
Buca, Inc.*	3,200	17,440
California Pizza Kitchen, Inc.*	3,900	124,683
CBRL Group, Inc.	1,200	42,180
CEC Entertainment, Inc.*	6,650	226,366
Champps Entertainment, Inc.*	2,200	14,212
Checkers Drive-In Restaurants, Inc.*	1,700	25,772

CKE Restaurants, Inc.	11,300	152,663
Dave & Buster’s, Inc.*	1,400	24,654
Famous Dave’s of America, Inc.*	2,145	24,174
Fox & Hound Restaurant Group*	1,900	29,241
IHOP Corp.	3,200	150,112
Jack in the Box, Inc.*	6,800	237,524
Krispy Kreme Doughnuts, Inc.*	11,700	67,158
Landry’s Seafood Restaurants, Inc.	4,400	117,524
Lone Star Steakhouse & Saloon, Inc.	3,300	78,342
Luby’s, Inc.*	4,100	54,530
Main Street Restaurant Group, Inc.*	2,300	10,097
McCormick & Schmick’s Seafood Restaurants, Inc.*	800	18,088
O’ Charley’s, Inc.*	4,200	65,142
P.F. Chang’s China Bistro, Inc.*	4,100	203,483
Papa John’s International, Inc.*	2,800	166,068
RARE Hospitality International, Inc.*	6,109	185,653
Red Robin Gourmet Burgers, Inc.*	2,300	117,208
Rubio’s Restaurants, Inc.*	1,700	15,980
Ruby Tuesday, Inc.	5,200	134,628
Ryan’s Restaurant Group, Inc.*	7,600	91,656
Sonic Corp.*	7,650	225,675
Texas Roadhouse, Inc. Class A*	3,300	51,315
The Steak n Shake Co.*	5,300	89,835
		3,136,437

Retail - Food - 0.4%
Calavo Growers, Inc.	1,000	10,150
Ingles Markets, Inc.	1,500	23,475
Pathmark Stores, Inc.*	9,500	94,905
Ruddick Corp.	8,500	180,880
Smart & Final, Inc.*	5,600	72,128
The Great Atlantic & Pacific Tea Co., Inc.*	7,600	241,528
Weis Markets, Inc.	4,200	180,768
Wild Oats Markets, Inc.*	5,400	65,232
		869,066

Retail - General - 0.6%
99 Cents Only Stores*	12,500	130,750
Big Lots, Inc.*	22,800	273,828
Casey’s General Stores, Inc.	10,074	249,835
dELiA*s, Inc. *	4,650	38,595
Duckwall-ALCO Stores, Inc.*	200	4,568
Fred’s, Inc.	6,687	108,798
Kirklands, Inc.*	3,500	20,895
Longs Drug Stores Corp.	6,000	218,340
PriceSmart, Inc.*	3,950	33,022
RedEnvelope, Inc.*	1,100	11,506
The Pantry, Inc.*	4,100	192,659
		1,282,796

Retail - Specialty - 4.5%
A.C. Moore Arts & Crafts, Inc.*	4,000	58,200

Aeropostale, Inc.*	7,350	193,305
America’s Car-Mart, Inc.*	1,350	22,302
AMS Health Sciences, Inc.*	500	440
AnnTaylor Stores Corp.*	4,275	147,573
Bakers Footwear Group, Inc.*	400	6,152
Blair Corp.	302	11,760
Books-A-Million, Inc.	2,300	22,287
Burlington Coat Factory Warehouse Corp.	8,300	333,743
Cache, Inc.*	2,800	48,496
Callaway Golf Co.	14,500	200,680
Casual Male Retail Group, Inc.*	6,200	38,006
Charlotte Russe Holding, Inc.*	4,400	91,652
Children’s Place Retail Stores, Inc.*	4,800	237,216
Christopher & Banks Corp.	6,437	120,887
Coldwater Creek, Inc.*	10,968	334,853
Collegiate Pacific, Inc.	4,400	40,040
Conn’s, Inc.*	4,400	162,228
Copart, Inc.*	8,050	185,633
Cost Plus, Inc.*	3,697	63,403
Deb Shops, Inc.	1,900	56,487
Design Within Reach, Inc.*	2,300	12,190
eCOST.com, Inc.*	1,448	1,680
Finlay Enterprises, Inc.*	1,200	11,724
First Cash Financial Services, Inc.*	2,250	65,610
Footstar, Inc.*	1,400	4,830
Friedman’s, Inc. Class A*(a)	1,600	0
GameStop Corp. Class A*	6,488	206,448
Gander Mountain Co.*	2,600	15,392
Genesco, Inc.*	3,900	151,281
Group 1 Automotive, Inc.*	3,700	116,291
GTSI Corp.*	2,500	17,500
Guitar Center, Inc.*	4,400	220,044
Hancock Fabrics, Inc.	3,000	12,210
Haverty Furniture Cos., Inc.	3,500	45,115
Hibbett Sporting Goods, Inc.*	7,150	203,632
Hot Topic, Inc.*	8,175	116,494
J. Jill Group, Inc.*	3,850	73,265
Jo-Ann Stores, Inc.*	3,900	46,020
Jos. A. Bank Clothiers, Inc.*	1,900	82,479
K-Swiss, Inc. Class A	4,700	152,468
Kenneth Cole Productions, Inc. Class A	2,300	58,650
La-Z-Boy, Inc.	9,900	134,244
Lenox Group, Inc. *	1,700	22,508
Linens ‘n Things, Inc.*	9,100	242,060
MarineMax, Inc.*	3,300	104,181
Mothers Work, Inc.*	400	5,112
Movado Group, Inc.	2,800	51,240
Movie Gallery, Inc.	9,796	54,956
NBTY, Inc.*	12,800	208,000
Nutri/System, Inc.*	6,200	223,324
Pacific Sunwear of California, Inc.*	6,675	166,341
Payless ShoeSource, Inc.*	12,300	308,730

PC Connection, Inc.*	4,000	21,520
PC Mall, Inc.	2,200	12,452
Pep Boys - Manny, Moe & Jack	9,900	147,411
Pier 1 Imports, Inc.	16,400	143,172
RC2 Corp.*	3,300	117,216
Regis Corp.	3,900	150,423
Retail Ventures, Inc.*	6,900	85,836
Rex Stores Corp.*	1,575	23,688
School Specialty, Inc.*	2,100	76,524
Select Comfort Corp.*	6,500	177,775
Sharper Image Corp.*	2,400	23,376
Shoe Carnival, Inc.*	1,900	41,648
Sonic Automotive, Inc. Class A	4,700	104,716
Sotheby’s Holdings, Inc. Class A*	10,900	200,124
Stage Stores, Inc.	6,200	184,636
Stein Mart, Inc.	7,630	138,484
Systemax, Inc.*	6,600	41,184
The Bombay Co., Inc.*	6,300	18,648
The Bon-Ton Stores, Inc.	2,600	49,738
The Boyds Collection Ltd.*	10,600	954
The Buckle, Inc.	1,700	54,808
The Cato Corp. Class A	6,100	130,845
The Dress Barn, Inc.*	6,000	231,660
The Gymboree Corp.*	5,600	131,040
The Men’s Wearhouse, Inc.*	7,500	220,800
The Nautilus Group, Inc.	5,900	110,094
The Sports Authority, Inc.*	4,121	128,287
The Sportsman’s Guide, Inc.*	600	14,310
The Talbots, Inc.	9,500	264,290
Too, Inc.*	6,200	174,902
Tractor Supply Co.*	5,400	285,876
Transport World Entertainment Corp.*	5,400	30,780
Tuesday Morning Corp.	7,400	154,808
Tweeter Home Entertainment Group, Inc.*	4,200	24,024
United Retail Group, Inc.*	100	1,315
West Marine, Inc.*	3,300	46,134
Wet Seal, Inc.*	28,875	128,205
Whitehall Jewellers, Inc.*	1,700	1,530
Wilsons The Leather Experts, Inc.*	7,400	26,862
Zale Corp.*	9,200	231,380
		9,660,837

Steel - 1.3%
AK Steel Holding Corp.*	22,000	174,900
Carpenter Technology Corp.	4,000	281,880
Chaparral Steel Co.*	4,000	121,000
Material Sciences Corp.*	1,900	26,790
Maverick Tube Corp.*	8,100	322,866
NS Group, Inc.*	4,200	175,602
Olympic Steel, Inc.*	1,200	29,820
Oregon Steel Mills, Inc.*	6,400	188,288
Reliance Steel & Aluminum Co.	5,600	342,272

Ryerson Tull, Inc.	9,400	228,608
Schnitzer Steel Industries, Inc. Class A	4,750	145,303
Shiloh Industries, Inc.*	2,500	33,150
Steel Dynamics, Inc.	7,700	273,427
Steel Technologies, Inc.	1,900	53,181
Valmont Industries, Inc.	3,800	127,148
Worthington Industries, Inc.	15,300	293,913
		2,818,148

Telecommunications - 2.4%
ADTRAN, Inc.	6,900	205,206
Alaska Communications Systems Group, Inc.	8,600	87,376
Anaren Microwave, Inc.*	2,900	45,327
APAC Telecommunications Corp.*	6,900	12,627
Atheros Communications*	4,900	63,700
Aware, Inc.*	3,900	17,316
Axesstel, Inc.*	4,200	4,746
Boston Communications Group, Inc.*	3,200	3,616
C-Cor.net Corp.*	9,100	44,226
Carrier Access Corp.*	5,900	29,146
CellStar Corp.*	2,300	4,370
Centennial Communications Corp. Class A*	20,048	311,145
Cincinnati Bell, Inc.*	49,200	172,692
Commonwealth Telephone Enterprises, Inc.	3,800	128,326
CommScope, Inc.*	10,400	209,352
Comtech Telecommunications Corp.*	4,325	132,085
CT Communications, Inc.	3,126	37,950
D&E Communications, Inc.	2,900	24,157
Dobson Communications Corp. Class A*	28,700	215,250
EMS Technologies, Inc.*	1,300	23,010
Essex Corp.*	3,400	57,970
FairPoint Communications, Inc.	300	3,108
General Communication, Inc. Class A*	9,800	101,234
Glenayre Technologies, Inc.*	13,400	43,550
GulfMark Offshore, Inc.*	3,800	112,556
Harmonic, Inc.*	13,000	63,050
Hickory Tech Corp.	700	5,523
IDT Corp.*	2,900	33,524
IDT Corp. Class B*	13,200	154,440
InfoSpace, Inc.*	6,000	154,920
InterDigital Communications Corp.*	9,900	181,368
Intrado, Inc.*	2,500	57,550
LCC International, Inc. Class A*	3,900	12,714
Lightbridge, Inc.*	4,200	34,818
Metro One Telecommunications, Inc.*	4,100	1,476
MRV Communications, Inc.*	19,800	40,590
NMS Communications Corp.*	8,500	29,665
Novatel Wireless, Inc.*	4,800	58,128
ParkerVision, Inc.*	3,300	30,030
Path 1 Network Technologies, Inc.*	600	1,212
Plantronics, Inc.	6,600	186,780
Powerwave Technologies, Inc.*	20,515	257,874

Premiere Global Services, Inc.*	13,700	111,381
Price Communications Corp.*	9,825	146,098
Primus Telecommunications Group, Inc.*	13,500	10,125
RCN Corp.*	7,200	168,840
RF Micro Devices, Inc.*	35,700	193,137
Rural Celluar Corp. Class A*	2,300	33,603
Spherix, Inc.*	1,400	4,830
SunCom Wireless Holdings, Inc. Class A*	17,300	47,921
SureWest Communications	1,908	50,314
Sycamore Networks, Inc.*	49,600	214,272
SymmetriCom, Inc.*	7,884	66,777
Talk America Holdings, Inc.*	5,166	44,583
Telular Corp.*	2,100	6,898
Time Warner Telecom, Inc. Class A*	19,700	194,045
Tollgrade Communications, Inc.*	2,200	24,046
UbiquiTel, Inc.*	17,800	176,042
US LEC Corp. Class A*	5,000	8,550
USA Mobility, Inc.	3,000	83,160
Westell Technologies, Inc. Class A*	9,100	40,950
Wireless Facilities, Inc.*	13,500	68,850
Wireless Telecom Group, Inc.	4,600	12,190
		5,100,315

Textile & Apparel - 1.5%
Ashworth, Inc.*	2,000	16,900
Brown Shoe Co., Inc.	2,800	118,804
Carter’s, Inc.*	4,000	235,400
Charming Shoppes, Inc.*	23,700	312,840
Cherokee, Inc.	700	24,073
Columbia Sportswear Co.*	750	35,797
Culp, Inc.*	1,500	7,095
Cutter & Buck, Inc.	1,300	14,521
Delta Apparel, Inc.	600	9,330
DHB Industries, Inc.*	8,600	38,442
G & K Services, Inc. Class A	3,100	121,675
Guess?, Inc.*	8,400	299,040
Hartmarx Corp.*	6,900	53,889
Iconix Brand Group, Inc.*	5,800	59,102
Kellwood Co.	5,600	133,728
Oakley, Inc.	12,300	180,687
Oxford Industries, Inc.	2,800	153,160
Perry Ellis International, Inc.*	1,000	19,000
Phillips-Van Heusen Corp.	7,800	252,720
Phoenix Footwear Group, Inc.*	800	4,200
Quiksilver, Inc.*	15,200	210,368
Russell Corp.	5,600	75,376
Skechers U.S.A., Inc. Class A*	3,500	53,620
Steven Madden Ltd.	1,600	46,768
Stride Rite Corp.	6,500	88,140
Tag-It Pacific, Inc.*	2,600	936
Tarrant Apparel Group*	5,200	5,512
The Dixie Group, Inc.*	2,300	31,694

The Finish Line, Inc. Class A	7,700	134,134
The Warnaco Group, Inc.*	8,800	235,136
Unifi, Inc.*	9,400	28,576
Wolverine World Wide, Inc.	11,200	251,552
		3,252,215

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	13,500	206,820

Tobacco - 0.0%
Alliance One International, Inc.	15,700	61,230

Tools-Hand Held - 0.1%
Toro Co.	6,400	280,128

Transportation - 1.7%
ABX Air, Inc.*	11,700	91,611
AirNet Systems, Inc.*	700	2,387
Alexander & Baldwin, Inc.	2,500	135,600
Arkansas Best Corp.	4,300	187,824
CD&L, Inc. *	1,000	2,600
Celadon Group, Inc.*	1,200	34,560
Covenant Transport, Inc. Class A*	1,500	20,970
Dynamex, Inc.*	2,300	43,838
EGL, Inc.*	9,900	371,943
Forward Air Corp.	5,850	214,402
Frozen Food Express Industries, Inc.*	3,100	34,193
GATX Corp.	6,000	216,480
Genesee & Wyoming, Inc. Class A*	4,150	155,833
Heartland Express, Inc.	14,043	284,932
Hub Group, Inc. Class A*	3,300	116,655
Interpool, Inc.	4,700	88,736
Kansas City Southern Industries, Inc.*	11,315	276,425
Kirby Corp.*	4,500	234,765
Knight Transportation, Inc.	16,200	335,826
Landstar Systems, Inc.	7,800	325,572
Maritrans, Inc.	1,100	28,622
Offshore Logistics, Inc.*	4,000	116,800
Old Dominion Freight Line, Inc.*	6,652	179,471
P.A.M. Transportation Services, Inc.*	1,400	24,906
RailAmerica, Inc.*	6,500	71,435
SCS Transportation, Inc.*	2,100	44,625
Stonepath Group, Inc.*	3,500	2,555
Swift Transportation Co., Inc.*	680	13,804
USA Truck, Inc.*	1,900	55,347
Werner Enterprises, Inc.	3,575	70,428
		3,783,145

Utilities - 1.7%
Artesian Resources Corp. Class A	200	5,920
Avista Corp.	9,700	171,787
BIW Ltd.	200	3,590
Black Hills Corp.	6,200	214,582
California Water Service Group	3,100	118,513
Cascade Natural Gas Corp.	1,500	29,265
Central Vermont Public Service Corp.	1,500	27,015
CH Energy Group, Inc.	2,700	123,930
Chesapeake Utilities Corp.	600	18,480
Cleco Corp.	10,000	208,500
Connecticut Water Service, Inc.	1,200	29,412
Dynegy, Inc. Class A*	13,900	67,276
El Paso Electric Co.*	9,000	189,360
Empire District Electric Co.	5,200	105,716
FuelCell Energy, Inc.*	9,700	82,159
Green Mountain Power Corp.	800	23,016
IDACORP, Inc.	8,000	234,400
MGE Energy, Inc.	3,400	115,294
Middlesex Water Co.	999	17,323
Northwest Natural Gas Co.	4,400	150,392
NorthWestern Corp.	6,400	198,848
Otter Tail Power Co.	4,914	142,408
Peoples Energy Corp.	7,200	252,504
PNM Resources, Inc.	6,150	150,613
Sierra Pacific Resources*	21,100	275,144
Southwest Gas Corp.	6,800	179,520
Southwest Water Co.	3,609	51,643
The Laclede Group, Inc.	3,400	99,314
UIL Holdings Corp.	2,500	114,975
Unisource Energy Corp.	6,200	193,440
Unitil Corp.	500	12,550
WGL Holdings, Inc.	1,600	48,096
WPS Resources Corp.	1,200	66,372
		3,721,357

Waste Management - 0.3%
American Ecology Corp.	2,766	39,913
Casella Waste Systems, Inc. Class A*	4,800	61,392
Clean Harbors, Inc.*	3,000	86,430
Darling International, Inc.*	12,100	48,037
Rentech, Inc.*	20,300	77,343
Stericycle, Inc.*	3,200	188,416
Waste Connections, Inc.*	4,650	160,239
		661,770
TOTAL COMMON STOCKS (Identified Cost $169,859,535)		214,079,610

WARRANTS - 0.0%

Leisure - 0.0%
Trump Entertainment Resorts, Inc. Expires 5/6/06*	55	283

TOTAL WARRANTS (Identified Cost $801)		283

SHORT-TERM INVESTMENTS - 1.0%

Other - 1.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,126,001	2,126,001

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,126,002)		2,126,002

Total Investments - 99.7% (Identified Cost $171,986,338)#		216,205,895
Cash and Other Assets, Less Liabilities — 0.3%		611,580
Net Assets — 100%		$216,817,475

See Notes to Financial Statements.

U.S. Small Company

†                  See Note 1.

*                 Non-income producing security

#                 At  December 31, 2005, the aggregate cost of investment securities for income tax purposes was $171,986,338. Net unrealized appreciation aggregated $44,219,557 of which $59,744,905 related to appreciated investment securities and $15,525,348 related to depreciated investment securities.

(a)          Security was valued at fair value.  Total market value of investment amounted to $0.00.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2005 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS - 98.9%

Australia - 4.2%
Amcor Ltd.	143,483	$786,875
AMP Ltd.	237,656	1,341,713
Ansell Ltd.	31,286	253,803
APN News & Media Ltd.	34,291	120,839
Australand Property Group	61,190	92,990
AWB Ltd.	67,035	302,667
AXA Asia Pacific Holdings Ltd.	309,600	1,154,648
BHP Steel Ltd.	134,200	686,705
Boral Ltd.	114,280	679,579
Brambles Industries Ltd.	90,159	669,845
Brickworks Ltd.	6,302	58,989
Challenger Financial Services Group Ltd.	32,877	97,755
Commonwealth Bank of Australia	90,982	2,855,463
CSR Ltd.	159,935	408,609
Downer EDI Ltd.	55,675	293,475
Futuris Corp. Ltd.	50,295	71,633
Iluka Resources Ltd.	16,071	92,500
Insurance Australia Group Ltd.	104,257	414,849
John Fairfax Holdings Ltd.	118,731	349,537
Lend Lease Corp. Ltd.	78,004	829,221
Lion Nathan Ltd.	104,156	584,201
Mayne Nickless Ltd.	128,417	332,799
Mayne Pharma Ltd.*	128,418	239,466
Mirvac Group	104,335	315,582
National Australia Bank Ltd.	142,181	3,381,984
OneSteel Ltd.	107,078	263,349
Origin Energy Ltd.	52,684	290,472
Pacific Brands Ltd.	27,568	53,836
PaperlinX Ltd.	20,935	59,019
Promina Group Ltd.	46,610	165,619
Qantas Airways Ltd.	501,483	1,487,382
QBE Insurance Group Ltd.	14,614	210,286
Rinker Group Ltd.	29,346	354,405
Rio Tinto Ltd.	6,762	342,538
Santos Ltd.	107,965	970,966
Seven Network Ltd.	25,950	158,506
St. George Bank Ltd.	11,730	255,420
Wesfarmers Ltd.	125	3,393
		21,030,918

Austria - 0.3%
Boehler-Uddeholm AG	803	135,885
Flughafen Wien AG	630	45,128
OMV AG	9,580	561,560
Voest-Alpine Stahl AG	5,900	594,924
		1,337,497

Belgium - 1.3%
Ackermans & van Haaren NV	937	51,041

Banque Nationale de Belgique (BNB)	30	115,460
Bekaert NV	3,700	345,923
Cofinimmo	248	39,265
Cumerio	5,444	99,023
Cumerio-VVPR*	210	10
Delhaize Group	7,329	479,081
Dexia	46,462	1,071,795
Fortis	19,494	622,135
InBev NV	48,521	2,112,751
KBC Groupe	5,940	553,236
S.A. D’Ieteren NV	154	42,400
Tessenderlo Chemie NV	2,800	90,686
Umicore*	210	25
Union Miniere SA	6,225	734,216
		6,357,047

Canada - 0.3%
CGI Group, Inc.*	10,100	80,561
Empire Co. Ltd Class A	700	21,337
Intrawest Corp.	1,300	37,162
Quebecor, Inc. Class B	1,100	24,199
Sherritt International Corp.	4,000	34,650
Sun Life Financial, Inc.	34,900	1,398,754
		1,596,663

Cayman Island - 0.0%
China State Construction International Holdings Ltd.*	30,222	7,328

Denmark - 1.7%
Carlsberg A/S	8,115	435,431
Codan A/S	5,320	308,261
Danisco A/S	12,180	932,952
Danske Bank	84,803	2,988,676
Jyske Bank A/S*	7,940	390,118
Rockwool International AS B Shares	900	88,868
Sydbank*	7,400	177,388
TDC A/S	41,280	2,473,838
Vestas Wind Systems*	37,400	614,507
		8,410,039

Finland - 1.5%
Fortum Corp.	135,757	2,546,493
Huhtamaki Van Leer Oyj Series 1	11,200	184,489
Kemira GrowHow Oyj	5,121	36,264
Kemira Oyj	24,100	384,709
Kesko Oyj	19,100	541,706
Metra Oyj Class B	6,250	185,031
Metsa-Serla Oyj Series B	16,600	82,956
Metso Oyj	14,195	388,641
Neste Oil Oyj*	15,068	426,103
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)	12,800	179,771

Outokumpu Oyj	27,400	407,211
Rautaruukki Oyj	22,100	537,810
Stora Enso Oyj	54,900	743,744
UPM-Kymmene Oyj	47,700	935,414
		7,580,342

France - 10.4%
Accor SA	5,800	319,104
Air France	27,345	585,789
Assurances Generales de France	34,640	3,433,431
Axa	246,545	7,958,791
BNP Paribas SA	135,891	10,999,026
Bongrain SA	1,018	59,673
Bouygues SA	12,959	633,792
Business Objects SA*	9,675	391,719
Cap Gemini SA*	14,114	566,765
Casino Guichard-Perrachon SA	1,373	91,457
Ciments Francais	3,043	395,667
CNP Assurances	4,703	370,915
Compagnie de Saint-Gobain	50,134	2,983,276
Compagnie Generele des Etablissements Michelin Class B	11,183	628,773
Credit Agricole SA	73,976	2,331,099
Credit Industriel et Commercial	500	92,368
Eiffage SA	1,944	210,180
Euler Hermes SA	1,509	136,166
Eurazeo	1,287	134,346
Faurecia	2,942	179,248
Financiere Marc de Lacharriere SA	867	53,029
Havas SA	26,307	113,708
Imerys SA	1,600	115,767
Lafarge SA	22,601	2,034,072
Lagardere S.C.A.	3,574	275,102
Pinault-Printemps-Redoute SA	14,410	1,623,670
PSA Peugoet Citroen	30,890	1,781,443
Remy Cointreau SA	6,074	287,713
Renault SA	33,276	2,715,035
Schneider Electric SA	12,148	1,083,960
SCOR	45,000	96,986
Societe BIC SA	1,858	110,562
Societe Generale	11,521	1,417,525
Sodexho Alliance SA	17,398	716,974
Suez SA	59,300	1,846,866
Technip-Coflexip SA	9,288	558,742
Thomson	24,829	520,424
Unibail	3,856	513,249
Valeo SA	6,706	249,435
Vallourec SA	177	97,466
Vivendi Environnement	14,220	643,936
Vivendi Universal SA	98,715	3,093,129
		52,450,378

Germany - 8.5%
Aareal Bank AG*	2,000	75,955
Allianz AG	9,835	1,490,067
AMB Generali Holding AG	8,179	815,525
BASF AG	1,800	137,933
Bayer AG	53,437	2,233,154
Bayerische Motoren Werke AG	90,501	3,970,696
Bilfinger Berger AG	2,054	98,024
Commerzbank AG	104,017	3,205,064
DaimlerChrysler AG	227,663	11,630,480
Deutsche Bank AG	25,837	2,505,827
Deutsche Lufthansa AG	44,510	659,386
Fraport AG	8,487	451,259
GEA Group AG*	18,322	227,818
Hannover Rueckversicherungs-AG	13,447	476,603
Heidelberger Druckmaschinen AG	4,691	179,540
Hochtief AG	10,848	485,972
Hypo Real Estate Holding AG	6,500	338,527
Infineon Technologies AG*	121,245	1,109,860
IVG Immobilen AG	7,308	153,265
KarstadtQuelle AG*	3,681	55,926
Lanxess*	5,343	170,581
Linde AG	465	36,216
MAN AG	5,050	269,588
Muenchener Rueckversicherungs-Gesellschaft AG	45,780	6,200,845
Preussag AG	25,070	513,601
Suedzucker Ag	6,586	154,657
Thyssen Krupp AG	71,324	1,488,218
Veba AG	2,700	279,415
Volkswagen AG	59,290	3,132,122
		42,546,124

Greece - 0.4%
Alpha Bank A.E.	5,192	151,619
Bank of Greece	2,413	270,031
Coca-Cola Hellenic Bottling Company SA	3,976	117,144
Commercial Bank of Greece*	13,440	454,869
Hellenic Petroleum SA	24,460	344,111
Hellenic Telecommunications Organization SA*	41,328	880,931
		2,218,705

Hong Kong - 2.6%
Cheung Kong (Holdings) Ltd.	284,000	2,917,451
China Overseas Land & Investment Ltd.	544,000	233,287
China Travel International Investment Hong Kong Ltd.	110,000	26,388
China Unicom Ltd.	220,000	178,757
Great Eagle Holdings Ltd.	22,400	62,691
Hang Lung Development Co. Ltd.	174,000	369,160
Henderson Land Development Co. Ltd.	159,000	748,496
Hongkong and Shanghai Hotels Ltd.	65,978	72,330
Hopewell Holdings Ltd.	107,000	269,103
Hutchison Whampoa Ltd.	377,000	3,593,231
Hysan Development Co. Ltd.	140,364	347,581

Kerry Properties Ltd.	165,693	439,152
MTR Corp.	226,591	447,129
New Asia Realty & Trust Co. Ltd.	50,000	33,533
New World Development Co. Ltd.	458,645	632,936
Shanghai Industrial Holdings Ltd.	46,000	96,111
Shangri-La Asia Ltd.	62,448	104,301
Sino Land Co. Ltd.	566,536	690,492
Sun Hung Kai Properties Ltd.	23,000	224,703
Tsim Sha Tsui Properties Ltd.	58,676	121,082
Wharf (Holdings) Ltd.	274,000	970,046
Wheelock and Co. Ltd.	233,000	380,142
		12,958,102

Ireland - 1.8%
Allied Irish Banks Plc	33,492	720,248
Bank of Ireland	41,168	648,390
CRH Plc	116,338	3,422,143
Elan Corp. Plc*	55,575	750,256
Irish Life & Permanent Plc	165,949	3,391,880
		8,932,917

Italy - 2.8%
Banca Antonveneta SpA	14,000	435,857
Banca Monte dei Paschi di Siena SpA	283,375	1,324,673
Banca Nazionale del Lavoro SpA*	346,882	1,144,016
Banca Popolare di Lodi	35,500	315,083
Banca Popolare di Milano	92,950	1,018,711
Banche Popolari Unite Scrl	8,759	192,097
Benetton Group SpA	15,382	175,232
Buzzi Unicem SpA	15,495	242,576
C.I.R.-Compagnie Industriali Riunite SpA	21,709	57,521
Caltagirone Editore SpA	20,702	171,607
Capitalia SpA	270,000	1,563,499
Compagnia Assicuratrice Unipol SpA	84,148	235,917
ERG SpA	9,000	216,780
Fiat SpA*	74,800	651,935
Italcementi SpA	10,703	199,877
Italmobiliare SpA	1,968	134,936
Milano Assicurazioni	25,000	170,969
Pirelli & Co. SpA	106,664	98,018
SAI SpA	23,500	774,194
SanPaolo IMI SpA	70,115	1,096,829
Seat Pagine Gialle SpA*	144,044	67,293
Societa’ Cattolica di Assicurazioni SpA	1,516	78,165
Telecom Italia SpA	134,393	391,504
UniCredito Italiano SpA	495,467	3,403,045
		14,160,334

Japan - 18.7%
Aichi Steel Corp.	15,000	128,139
Aisin Seiki Co. Ltd.	22,200	815,456
Alfresa Holdings Corp.	2,700	126,434

Amada Co. Ltd.	51,000	449,949
Anritsu Corp.	10,000	56,922
Aomori Bank Ltd.	6,000	25,450
Aoyama Trading Co. Ltd.	8,500	287,708
Asahi Breweries Ltd.	28,000	341,805
ASAHI DENKA Co. Ltd.	6,000	93,095
Asahi Kasei Corp.	49,000	331,710
Asahi National Broadcasting Co. Ltd.	109	270,928
ASATSU-DK, Inc.	3,400	108,161
Ashikaga Financial Group, Inc.*(a)(b)	8,000	0
Autobacs Seven Co. Ltd.	4,000	210,044
Awa Bank Ltd.	29,000	189,922
Bank of Kyoto Ltd.	35,000	423,100
Bank of Nagoya Ltd.	22,000	176,926
Benesse Corp.	7,100	248,753
CALSONIC KANSEI CORP.	21,000	140,024
Canon Sales Co., Inc.	8,000	171,021
Casio Computer Co. Ltd.	13,000	217,696
Central Glass Co. Ltd.	26,000	144,028
Chiba Bank Ltd.	21,000	176,188
Chudenko Corp.	5,700	107,830
Chugoku Bank Ltd.	26,000	373,855
Citizen Watch Co.	39,000	324,228
Coca-Cola West Japan Co. Ltd.	8,000	186,970
COMSYS Holdings Corp.	9,000	128,800
Cosmo Oil Co. Ltd.	56,000	280,285
Dai Nippon Printing Co. Ltd.	127,000	2,262,470
Dai-Tokyo Fire and Marine Insurance Co. Ltd.	13,900	96,692
DAIBIRU Corp.	5,000	60,655
Daicel Chemical Industries Ltd.	24,000	172,650
Daihatsu Motor Co. Ltd.	33,000	356,931
Daiichi Sankyo Co. Ltd.	21,557	416,035
Dainippon Ink and Chemicals, Inc.	64,000	277,435
Dainippon Pharmaceutical Co. Ltd.	14,000	131,235
Daio Paper Corp.	10,000	85,256
Daishi Bank Ltd.	40,000	186,970
Daiwa House Industry Co. Ltd.	31,000	484,934
Denso Corp.	6,500	224,423
Dowa Fire & Marine Insurance Co. Ltd.	24,000	167,560
Ebara Corp.	20,000	108,076
Edion Corp.	4,000	86,868
Eighteenth Bank Ltd.	8,000	50,560
Ezaki Glico Co. Ltd.	13,000	132,669
Fuji Electric Co. Ltd.	60,000	318,120
Fuji Heavy Industries Ltd.	87,000	472,345
Fuji Photo Film	97,000	3,209,196
Fujikura Ltd.	46,000	373,057
Fukuyama Transporting Co. Ltd.	17,000	67,492
Futaba Industrial Co. Ltd.	7,300	175,255
Futuba Corp.	1,000	22,862
Glory Ltd.	8,700	147,386
Gunma Bank Ltd.	52,000	384,662

GUNZE Ltd.	29,000	192,874
Hachijuni Bank Ltd.	68,000	513,980
Hankyu Corp.	59,000	383,890
Hankyu Department Stores, Inc.	18,000	157,279
Heiwa Corp.	9,300	127,571
Higo Bank Ltd.	29,000	223,872
Hiroshima Bank Ltd.	26,000	168,069
Hitachi Cable Ltd.	25,000	117,492
Hitachi High-Technologies Corp.	3,200	80,081
Hitachi Koki Co. Ltd.	3,000	49,678
Hitachi Kokusai Electric, Inc.	9,000	99,253
Hitachi Ltd.	587,000	3,958,814
Hitachi Maxell Ltd.	5,000	63,751
Hitachi Metals Ltd.	10,000	109,264
Hitachi Software Engineering Co. Ltd.	4,200	88,005
Hitachi Transport System Ltd.	12,000	123,176
Hokkoku Bank Ltd.	42,000	197,743
Hokuetsu Paper Mills Ltd.	13,000	67,272
House Foods Corp.	9,800	148,812
Hyakugo Bank Ltd.	31,000	213,539
Hyakujushi Bank Ltd.	35,000	241,983
Ishikawajima-Harima Heavy Industries Co. Ltd.*	81,000	256,303
Itochu Corp.	71,000	592,671
Itoham Foods, Inc.	13,000	52,935
Iyo Bank Ltd.	34,000	370,343
Japan Airport Terminal Co. Ltd.	5,000	47,124
Joyo Bank Ltd.	110,000	655,073
JSAT Corp.	7	13,836
Juroku Bank Ltd.	33,000	248,872
Kadokawa Holdings, Inc.	1,100	34,993
Kagoshima Bank Co. Ltd.	22,000	174,500
Kamigumi Co. Ltd.	37,000	328,631
Kandenko Co. Ltd.	14,000	104,632
Kansai Paint Co., Inc.	6,000	51,459
Kanto Auto Works Ltd.	4,900	71,455
Katokichi Co. Ltd.	13,500	91,962
Keiyo Bank	24,000	171,225
Kikkoman Corp.	16,000	155,412
Kinden Corp.	23,000	207,796
Kirin Brewery Co. Ltd.	127,000	1,481,379
Kissei Pharmaceutical Co. Ltd.	4,000	71,938
Koito Manufacturing Co. Ltd.	6,000	92,229
Kokusai Securities Co. Ltd.	47,160	592,100
Kokuyo Co. Ltd.	11,000	163,115
Komori Corp.	8,000	147,268
Kuraray Co. Ltd.	49,000	507,957
Kuraya Sanseido, Inc.	11,900	172,322
Kureha Chemical Industry Co. Ltd.	17,000	88,548
Kyocera Corp.	32,300	2,356,464
Kyorin Pharmaceutical Co. Ltd.	11,000	130,641
Kyowa Hakko Kogyo Co. Ltd.	23,000	160,579
Mabuchi Motor Co. Ltd.	3,200	177,808

Maeda Corp.	21,000	138,777
Makita Corp.	11,000	270,614
Marubeni Corp.	120,000	644,384
Marui Co. Ltd.	22,000	432,050
Maruichi Steel Tube Ltd.	8,000	173,736
Matsushita Electric Industrial Co. Ltd.	381,000	7,353,029
Matsushita Electric Works Ltd.	99,000	925,501
Michinoku Bank Ltd.	13,000	56,685
Millea Holdings, Inc.	206	3,547,506
Mitsubishi Gas Chemical Co., Inc.	39,000	368,892
Mitsubishi Heavy Industries Ltd.	602,000	2,655,582
Mitsubishi Logistics Corp.	14,000	235,867
Mitsubishi Material Corp.	89,000	455,268
Mitsui Chemicals, Inc.	86,000	578,538
Mitsui Engineering & Shipbuilding Co. Ltd.	73,000	237,801
Mitsui Sumitomo Insurance Co. Ltd.	241,000	2,950,144
Mitsumi Electric Co. Ltd.	5,800	65,636
Mori Seiki Co. Ltd.	10,400	156,159
Morinaga Milk Industry Co. Ltd.	12,000	43,875
Musashino Bank Ltd.	600	33,390
Nagase & Co. Ltd.	15,000	183,746
National House Industrial Co. Ltd.	15,000	106,888
NGK Insulators Ltd.	28,000	416,627
NGK Spark Plug Co. Ltd.	19,000	411,011
Nichicon Corp.	7,300	97,845
Nichirei Corp.	20,000	83,475
Nifco, Inc.	2,000	37,835
Nihon Unisys Ltd.	9,800	140,333
Nikko Cordial Corp.	35,000	554,632
Nippon Express Co. Ltd.	129,000	786,826
Nippon Kayaku Co. Ltd.	11,000	93,968
Nippon Light Metal Co.	69,000	190,236
Nippon Meat Packers, Inc.	27,000	283,560
Nippon Mining Holdings, Inc.	30,000	213,522
Nippon Mitsubishi Oil Corp.	228,000	1,769,766
Nippon Paint Co. Ltd.	32,000	142,789
Nippon Paper Group, Inc.	150	600,611
Nippon Sheet Glass Co.Ltd.	59,000	257,762
Nippon Shinpan Co. Ltd.	20,000	252,121
Nippon Shokubai Co. Ltd.	13,000	147,226
Nippon Suisan Kaisha Ltd.	26,000	104,988
Nippon Television Network Corp.	1,360	209,169
Nipponkoa Insurance Co. Ltd.	79,000	633,984
Nipro Corp.	3,000	43,901
Nishimatsu Construction Co. Ltd.	37,000	151,917
Nisshin Flour Milling Co. Ltd.	25,500	269,537
Nisshin Oillio Group Ltd.	16,000	109,942
Nisshin Steel Co. Ltd.	126,000	407,245
Nisshinbo Industries, Inc.	23,000	251,502
NSK Ltd.	12,000	82,050
Obayashi Corp.	58,000	427,570
Oita Bank Ltd.	15,000	120,886

Oji Paper Co.	129,000	762,750
Okumura Corp.	27,000	151,858
Onward Kashiyama Co. Ltd.	9,000	177,129
Pioneer Corp.	22,900	317,818
Q.P. Corp.	13,000	115,906
Rengo Co. Ltd.	31,000	187,767
Rinnai Corp.	4,100	97,213
Ryosan Co. Ltd.	2,200	58,415
San-In Godo Bank Ltd.	22,000	227,316
Santen Pharmaceutical Co. Ltd.	2,000	55,311
Sanwa Shutter Corp.	26,000	160,570
Sanyo Chemical Industries Ltd.	4,000	33,661
Sanyo Electric Co. Ltd.	51,000	138,446
Sapporo Breweries Ltd.	11,000	61,681
Sapporo Hokuyo Holdings, Inc.	44	403,122
Seiko Epson Corp.	17,200	432,626
Seino Transportation Co. Ltd.	23,000	250,721
Sekisui Chemical Co. Ltd.	74,000	500,950
Sekisui House Ltd.	79,000	994,537
Shiga Bank Ltd.	30,000	209,196
Shikoku Bank Ltd.	13,000	65,066
Shima Seiki Mfg. Ltd.	1,000	25,704
Shimachu Co. Ltd.	6,600	200,441
Shinko Electric Industries Co. Ltd.	2,000	151,340
Shinko Securities Co. Ltd.	72,000	362,810
Shohkoh Fund & Co. Ltd.	1,070	258,695
Sohgo Security Services Co. Ltd.	10,900	166,903
SONY CORP.	138,700	5,671,310
Sumitomo Bakelite Co. Ltd.	18,000	148,728
Sumitomo Corp.	87,000	1,125,509
Sumitomo Electric Industries Ltd.	53,000	805,251
Sumitomo Forestry Co. Ltd.	20,000	200,204
Sumitomo Osaka Cement Co. Ltd.	55,000	160,502
Suzuken Co. Ltd.	9,700	310,222
Suzuki Motor Corp.	8,000	148,286
Taiheiyo Cement Corp.	70,000	284,442
Taisho Pharmaceutical Co. Ltd.	24,000	449,949
Taiyo Yuden Co. Ltd.	16,000	220,563
Takara Standard Co. Ltd.	9,000	55,887
Teijin Ltd.	77,000	489,252
Teikoku Oil Co. Ltd.	20,000	261,961
The 77 Bank Ltd.	42,000	319,240
The Aichi Bank Ltd.	1,200	145,572
THE AKITA BANK Ltd.	13,000	71,793
The Bank of Fukuoka Ltd.	42,000	359,501
The Bank of Iwate Ltd.	2,000	137,767
The Fuji Fire & Marine Insurance Co.	41,000	156,863
The Fukui Bank Ltd.	11,000	45,258
The Nanto Bank Ltd.	29,000	187,462
The Ogaki Kyoritsu Bank Ltd.	33,000	191,203
The Shizuoka Bank Ltd.	93,000	932,525
The Sumitomo Trust and Banking Co. Ltd.	81,000	828,003

The Sumitomo Warehouse Co. Ltd.	19,000	163,599
The Yamanashi Chuo Bank Ltd.	20,000	155,752
The Yasuda Fire & Marine Insurance Co. Ltd.	92,000	1,244,825
The Yokohama Rubber Co. Ltd.	41,000	240,338
Toda Corp.	30,000	164,913
Toho Bank Ltd.	29,000	158,924
Tokai Tokyo Securities Co. Ltd.	30,000	179,420
Tokuyama Corp.	17,000	218,485
Tokyo Broadcasting System, Inc.	25,300	686,800
Tokyo Dome Corp.	13,000	79,513
Tokyo Steel Manufacturing Co. Ltd.	16,100	233,551
Tokyo Style Co. Ltd.	9,000	110,324
TOPPAN FORMS CO. LTD	6,400	92,243
Toppan Printing Co. Ltd.	79,000	923,498
Toray Industries, Inc.	48,000	391,720
Toshiba Tec Corp.	24,000	129,691
Tostem Corp.	37,000	740,753
Toyo Ink Manufacturing Co. Ltd.	23,000	103,410
Toyo Seikan Kaisha Ltd.	25,000	407,406
Toyo Suisan Kaisha Ltd.	9,000	145,368
Toyoda Machine Works Ltd.(b)	7,000	97,862
Toyota Auto Body Co. Ltd.	12,300	239,990
Uny Co. Ltd.	23,000	363,107
Victor Company of Japan Ltd.	17,000	99,652
Wacoal Corp.	16,000	216,899
Yamagata Bank Ltd.	15,000	88,946
Yamaguchi Bank Ltd.	22,000	316,339
Yamaha Corp.	26,200	435,852
Yamatake Corp.	2,000	46,064
Yamato Kogyo Co. Ltd.	6,000	100,831
Yamazaki Baking Co.,Ltd.	19,000	154,734
Yodogawa Steel Works Ltd.	19,000	112,988
York-Benimaru Co. Ltd.	4,200	136,817
		94,267,912

Luxembourg - 0.1%
Arcelor	21,800	540,836
Arcelor	6,266	156,195
		697,031

Netherlands - 5.6%
ABN AMRO Holding NV	44,562	1,165,696
Aegon NV	375,825	6,119,464
Buhrmann NV	24,956	367,342
DSM NV	51,564	2,106,642
European Aeronautic Defense and Space Co.	41,948	1,584,627
Hagemeyer NV*	88,169	286,083
Hunter Douglas NV	6,067	330,345
IHC Caland NV	2,855	230,746
ING Groep NV	214,578	7,445,225
Koninklijke (Royal) KPN NV	44,500	446,343
Koninklijke (Royal) Philips Electronics NV	182,372	5,669,079

Koninklijke Ahold NV*	52,100	390,541
Koninklijke Vopak NV	4,566	138,421
Oce NV	12,300	177,555
Vedior NV	251	3,721
VNU NV	47,893	1,588,584
		28,050,414

New Zealand - 0.0%
Air New Zealand Ltd.	43,478	38,091
Fisher & Paykel Appliances Holdings Ltd.	18,010	42,774
Fletcher Building Ltd.	31,431	162,424
		243,289

Norway - 1.2%
Aker Yards ASA	2,326	111,719
Den Norske Bank ASA	106,100	1,132,455
Fred Olsen Energy ASA*	1,000	36,023
Norsk Hydro ASA	27,540	2,829,242
Norske Skogindustrier ASA	33,142	526,925
Orkla ASA	17,150	710,590
Prosafe ASA	1,550	65,831
Storebrand ASA	95,900	828,109
		6,240,894

Portugal - 0.4%
Banco BPI SA	44,492	203,374
Banco Comercial Portugues SA	408,174	1,126,228
Banco Espirito Santo SA	30,235	486,938
Portucel - Empresa Produtora de Pasta e Papel SA	143,000	284,492
		2,101,032

Singapore - 0.5%
Chartered Semiconductor Manufacturing Ltd.*	175,000	136,793
Fraser & Neave Ltd.	30,300	337,051
Neptune Orient Lines Ltd.	97,000	195,971
SembCorp Industries Ltd.	200,220	329,868
Singapore Airlines Ltd.	135,000	1,006,554
Singapore Land Ltd.	33,000	106,157
STATS ChipPAC Ltd.*	76,000	50,725
United Overseas Land Ltd.	88,000	132,812
		2,295,931

Spain - 6.6%
Acciona SA	9,749	1,090,403
Acerinox SA	34,212	497,915
Autopistas, Concesionaria Espanola SA	39,951	1,005,810
Azucarera Ebro Agricolas SA	23,733	394,308
Banco de Andalucia	1,120	105,640
Banco De Sabadell SA	45,704	1,199,359
Banco Pastor SA	5,642	270,791
Banco Santander Central Hispano SA	1,206,830	15,934,777
Cementos Portland SA	4,791	392,039

Corporacion Mapfre	28,302	467,538
Endesa SA	129,899	3,418,022
Fomento de Construcciones y Contratas SA	5,392	305,851
Gas Natural SDG SA	31,479	881,984
Iberia Lineas Aereas de Espana SA	99,500	269,826
Inmobiliaria Urbis SA	14,490	266,137
Metrovacesa SA	2,551	154,972
Repsol-YPF SA	186,008	5,434,077
Sacyr Vallehermoso SA	14,555	355,062
Sociedad General de Aguas de Barcelona SA Class A	20,391	434,647
Sol Melia SA	28,634	364,176
Telefonica SA	10,494	157,947
		33,401,281

Sweden - 3.0%
Boliden AB, *	50,000	409,248
Fabege AB	14,615	278,814
Gambro AB Series A*	33,900	370,316
Gambro AB Series B*	17,300	188,436
Invik & Company AB*	1,575	16,759
Kinnevik Investment AB	15,750	147,258
Mo Och Domsjoe AB (MoDo) Series B	10,400	343,768
NCC AB	6,900	123,813
Nordea AB	427,850	4,444,761
Nordic Baltic Holding AB	5,716	60,116
Skandia Forsakrings AB	86,600	519,072
Skandinaviska Enskilda Banken AB Series A	36,700	755,591
SSAB Svenskt Stal AB Series A	11,400	414,864
SSAB Svenskt Stal AB Series B	3,500	118,556
Svenska Cellulosa AB (SCA) Series B	37,100	1,387,501
Tele2 AB Class B*	59,800	641,946
TeliaSonera AB	374,250	2,012,299
Trelleborg AB Series B	13,200	263,455
Volvo AB Series A	18,900	867,486
Volvo AB Series B	40,000	1,886,317
Wihlborgs Fastigheter AB*	2,923	70,670
		15,321,046

Switzerland - 6.0%
Baloise Holdings Ltd.	14,302	834,768
Banque Cantonale Vaudoise	1,400	402,449
Berner Kantonalbank	1,170	162,383
Ciba Specialty Chemicals AG	11,200	723,982
Clariant AG*	1,565	23,030
Compagnie Financiere Richemont AG	20,700	900,445
Credit Suisse Group	234,785	11,962,884
Ems-Chemie Holding AG	82	7,265
Givaudan SA	1,211	820,104
Helvetia Patria Holding	1,240	262,154
Holcim Ltd.	19,105	1,300,352
Julius Baer Holding Ltd. Series B*	6,125	433,657
Luzerner Kantonalbank	700	127,495

PSP Swiss Property AG*	10,400	450,816
Rieter Holding AG	430	127,533
Sika AG*	310	256,968
Swiss Life Holding*	5,438	983,013
Swiss Re	31,800	2,326,446
Syngenta AG*	14,564	1,810,878
Unaxis Holding AG*	1,800	270,900
Valiant Holding*	2,700	238,184
Zurich Financial Services*	27,475	5,850,412
		30,276,118

United Kingdom - 21.0%
Alliance & Leicester Group Treasury Plc	11,000	187,917
Amvescap Plc	128,619	977,046
Anglo American Plc	285,195	9,700,077
Arriva Plc	12,620	126,341
Associated British Foods Plc	106,475	1,535,314
Associates British Ports Holdings Plc	49,859	503,001
Aviva Plc	334,679	4,055,133
BAA Plc	169,392	1,825,357
BAE Systems Plc	468,117	3,071,291
Barratt Developments Plc	34,875	590,988
BBA Group Plc	24,837	140,224
Bellway Plc	12,000	232,843
Bodycote International Plc	5,475	20,889
Bovis Homes Group Plc	16,000	219,162
Bradford & Bingley Plc	91,062	642,448
British Airways Plc*	173,882	998,133
British Land Company Plc	86,488	1,584,530
Brixton Estate Plc	32,600	242,321
Cable & Wireless Plc	354,331	726,198
Carnival Plc	20,693	1,173,625
COLT Telecom Group Plc*	113,000	108,756
Compass Group Plc	42,449	160,866
Corus Group Plc	475,566	482,226
De Vere Group	11,910	149,015
Derwent Valley Holdings Plc	7,337	181,706
DS Smith Plc	45,421	129,584
DSG International Plc	258,115	726,410
easyJet Plc*	57,000	370,300
Friends Provident Plc	332,054	1,081,447
George Wimpey Plc	63,009	519,793
GKN Plc	115,118	569,801
Great Portland Estates Plc	23,720	175,092
Greene King Plc	20,826	265,760
Hammerson Plc	43,651	766,713
Hanson Plc	121,903	1,338,760
HBOS Plc	464,126	7,920,865
Hilton Group Plc	271,793	1,697,971
InterContinental Hotels Group Plc	70,947	1,023,628
International Power Plc	150,973	621,430
iSOFT Group Plc	19,043	127,477

ITV Plc	450,187	870,428
J Sainsbury Plc	280,691	1,520,796
Kingfisher Plc	300,147	1,223,849
Land Securities Group Plc	82,532	2,358,860
Liberty International Plc	42,712	719,756
London Merchant Securities Plc	35,866	149,788
Marks & Spencer Group Plc	140,715	1,221,291
Millennium & Copthorne Hotels Plc	42,008	288,788
Mitchells & Butlers Plc	79,899	573,991
National Express Group Plc	13,000	192,257
O2 Plc	1,382,851	4,699,800
Pearson Plc	109,023	1,288,185
Peninsular and Oriental Steam Navigation Co.	110,376	883,991
Persimmon Plc	23,774	514,009
Pilkington Plc	159,945	409,585
Premier Oil Plc*	11,224	157,022
Rank Group Plc	27,850	146,345
Resolution Plc	27,300	304,036
Rolls-Royce Group Plc	241,726	1,776,016
Royal & Sun Alliance Insurance Group Plc	473,903	1,024,200
Royal Bank of Scotland Group Plc	312,512	9,426,084
Schroders Plc	28,000	457,161
Scottish & Newcastle Plc	141,113	1,179,879
Scottish Power Plc	281,037	2,625,128
Shire Plc	72,010	920,774
Signet Group Plc	509	940
Slough Estates Plc	69,540	715,297
Stanley Leisure Plc*	9,984	120,799
Tate & Lyle Plc	26,400	255,446
Taylor Woodrow Plc	96,480	630,927
The Berkeley Group Holdings Plc*	12,704	242,573
Trinity Mirror Plc	42,590	419,421
Uniq Plc	2,050	3,726
Vodafone Group Plc	7,596,964	16,385,936
Westbury Plc	16,666	159,398
Whitbread Plc	39,679	647,164
William Morrison Supermarkets Plc	41,694	138,657
Wilson Bowden Plc	11,000	274,125
Wolverhampton & Dudley Breweries Plc	9,700	211,721
Woolworths Group Plc	191,054	127,238
WPP Group Plc*	183,736	1,986,243
Xstrata	60,417	1,412,165
		105,634,233
TOTAL COMMON STOCKS
(Identified Cost $354,734,072)		498,115,575

SHORT-TERM INVESTMENTS - 0.7%

United States - 0.7%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	3,480,001	3,480,001
		3,480,002

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,480,002)	3,480,002

Total Investments - 99.6%
(Identified Cost $358,214,074)#	501,595,577
Cash and Other Assets, Less Liabilities — 0.4%	1,826,181
Net Assets — 100%	$503,421,758

See Notes to Financial Statements.

International HBtM

†	See Note 1.
*	Non-income producing security

#

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was 358,214,074. Net unrealized appreciation aggregated $143,381,503 of which $144,932,039 related to appreciated investment securities and $1,550,536 related to depreciated investment securities.

(a)	Bankrupt/delisted security.
(b)	Securities were valued at fair value. Total market value of such investments amounted to $97,862, which represents 0.019% of net assets.

Ten Largest Industry Holdings December 31, 2005

(As a percentage of Net Assets):

Industry	Percentage
Banks/Savings & Loans	16.2%
Financial Services	11.5%
Insurance	10.1%
Telecommunications	5.8%
Building & Construction	5.1%
Electronics	4.9%
Auto & Related	4.3%
Diversified Operations	3.7%
Oil & Gas	2.9%
Metals & Mining	2.7%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2005 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS - 99.9%

Other - 99.9%
DFA International Small Company Portfolio	10,936,957	$178,819,250

TOTAL MUTUAL FUNDS
(Identified Cost $115,729,813)		178,819,250

SHORT-TERM INVESTMENTS - 0.0%

Other - 0.0%
SSgA Government Money Market Fund	2	2
SSgA Money Market Fund	2	2

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4)		4

Total Investments - 99.9%
(Identified Cost $115,729,817)#		178,819,254
Cash and Other Assets, Less Liabilities — 0.1%		222,824
Net Assets — 100%		$179,042,078

See Notes to Financial Statements.

International Small Company

†	See Note 1.
#

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $115,729,817. Net unrealized appreciation aggregated $63,089,437, which related solely to appreciated investment securities.

Portfolio Sectors (% of portfolio market value)

SA International HBtM B8Y5- COUNTRY BREAKDOWN

United Kingdom	21.9%	109,056,376
Japan	18.9%	94,267,912
Other	14.5%	71,715,008
France	10.5%	52,450,378
Germany	8.5%	42,546,124
Spain	6.7%	33,401,281
Switzerland	6.1%	30,276,118
Netherlands	5.6%	28,050,414
Austrailia	4.2%	21,030,918
Sweden	3.1%	15,321,046

Total	100.0%	498,115,575

SA U.S. Small Company B8Y6- SECTOR BREAKDOWN

Non-Cyclical	21.5%	46,425,078
Industrials	18.0%	38,882,485
Cyclical	13.8%	29,766,324
Financials	12.9%	27,855,974
Communications	8.2%	17,742,405
Technology	8.9%	19,253,450
Energy	5.4%	11,995,216
Basic Materials	5.7%	12,310,326
Diversified	3.6%	7,730,940
Utilities	2.0%	4,243,697
		—
Total	100.0%	216,205,895

SA U.S. HBtM B8Y7- SECTOR BREAKDOWN

Financials	33.7%	85,993,048
Communications	22.8%	58,253,141
Cyclical	7.9%	20,117,391
Industrials	12.2%	31,091,393
Energy	8.4%	21,416,983
Non-Cyclical	7.8%	19,628,230
Basic Materials	4.0%	10,218,991
Technology	2.6%	6,730,658
Diversified	0.6%	1,657,581
Utilities	0.0%	126,180

Total	100.0%	255,233,596

SA U.S. Market B8Y8- SECTOR BREAKDOWN

Financials	24.1%	106,547,887
Non-Cyclical	21.4%	94,614,080
Industrials	10.7%	47,240,278
Cyclical	9.8%	43,505,844
Technology	9.5%	42,122,467
Communications	8.7%	38,537,007
Energy	8.4%	37,208,813
Utilities	2.9%	12,888,320
Basic Materials	2.7%	12,001,593
Diversified	1.8%	8,130,719

Total	100.0%	442,797,008
SA Fixed Income B8Y9- COUNTRY BREAKDOWN

United States	18.3%	78,470,914
Other	16.6%	71,181,913
Germany	13.0%	55,886,325
Canada	10.5%	45,212,507
France	9.7%	41,874,671
Netherlands	8.7%	37,325,312
Supranational	8.1%	34,536,496
Sweden	5.3%	22,859,134
United Kingdom	5.1%	22,086,854
Austria	4.7%	20,161,483

Total	100.0%	429,595,609

THE JAPANESE SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS

December 31, 2005
(Unaudited)

	Shares	Value††
COMMON STOCKS — (78.3%)
Industrials — (22.4%)
#*A&A Material Corp.	164,000	$382,948
#Advan Co., Ltd.	69,000	1,171,321
#ADVANEX, Inc.	78,000	304,626
Aica Kogyo Co., Ltd.	192,000	2,627,684
#Aichi Corp.	202,200	1,837,065
Aida Engineering, Ltd.	113,000	901,904
Airport Facilities Co., Ltd.	147,970	936,898
Airtech Japan, Ltd.	12,100	116,753
Alps Logistics Co., Ltd.	41,700	785,817
#Altech Co., Ltd.	14,000	95,265
Altech Corp.	17,050	226,654
Amano Corp.	184,000	3,500,382
#Amatsuji Steel Ball Manufacturing Co., Ltd.	42,000	731,627
Ando Corp.	206,000	598,868
Anest Iwata Corp.	100,000	596,237
#*Arai-Gumi, Ltd.	34,450	79,674
Asahi Diamond Industrial Co., Ltd.	200,000	1,780,273
Asahi Kogyosha Co., Ltd.	78,000	405,562
Asahi Pretec Corp.	66,000	1,602,400
*Asahi Tec Corp.	118,000	331,205
Asanuma Corp.	162,000	428,363
Asia Air Survey Co., Ltd.	17,000	81,162
#Asia Securities Printing Co., Ltd.	52,000	941,209
Asunaro Construction, Ltd.	128,000	1,255,276
Ataka Construction & Engineering Co., Ltd.	44,000	212,480
Bando Chemical Industries, Ltd.	269,000	1,175,173
Biken Techno Corp.	4,200	42,799
#BSL Corp.	475,354	1,057,140
Bunka Shutter Co., Ltd.	171,000	999,184
Central Security Patrols Co., Ltd.	31,400	258,504
Chudenko Corp.	83,000	1,570,894
Chugai Ro Co., Ltd.	235,000	1,028,266
#Chuo Denki Kogyo Co., Ltd.	54,000	256,936
#CKD Corp.	177,000	2,279,595
Commuture Corp.	112,202	1,157,831
#Cosel Co., Ltd.	53,500	1,940,223
CTI Engineering Co., Ltd.	38,200	346,999
Dai-Dan Co., Ltd.	106,000	754,179
Daihen Corp.	355,000	1,647,646
Daiho Corp.	164,000	431,222
Dai-Ichi Jitsugyo Co., Ltd.	141,000	688,164
Daimei Telecom Engineering Corp.	111,000	1,346,480
Daiseki Co., Ltd.	68,800	1,214,767
*Daisue Construction Co., Ltd.	242,500	289,369
#Daiwa Industries, Ltd.	119,000	850,066
Danto Corp.	62,000	224,138
#Densei-Lambda KK	42,584	720,421
Denyo Co., Ltd.	66,000	969,642
DMW Corp.	1,600	67,841
#Eneserve Corp.	69,800	1,605,984
#*Enshu, Ltd.	128,000	471,271
#*Fudo Construction Co., Ltd.	466,200	792,028
*Fuji Electric Construction Co., Ltd.	17,000	40,894
#*Fujita Corp.	115,010	1,048,847

	Shares	Value††
Fujitec Co., Ltd.	242,000	$1,421,381
Fujitsu Devices, Inc.	59,000	862,818
#Fukuda Corp.	113,000	643,543
Fukusima Industries Corp.	20,000	270,510
#Fukuyama Transporting Co., Ltd.	432,000	1,712,527
#*Furukawa Co., Ltd.	1,106,000	2,968,345
Furusato Industries, Ltd.	41,000	881,691
Goodwill Group, Inc.	2	4,056
#*GS Yuasa Corp.	925,000	2,719,297
Hakuyosha Co., Ltd.	57,000	223,831
Haltec Corp.	32,000	67,813
*Hamai Co., Ltd.	60,000	182,424
Hanwa Co., Ltd.	593,000	2,429,867
*Hazama Corp.	209,700	637,878
Hibiya Engineering, Ltd.	96,000	869,122
#Hisaka Works, Ltd.	41,000	714,172
#Hitachi Kiden Kogyo, Ltd.	27,000	177,296
Hitachi Metals Techno, Ltd.	13,000	53,062
Hitachi Plant Engineering & Construction Co., Ltd.	302,000	2,194,453
Hitachi Tool Engineering, Ltd.	71,500	1,491,080
Hitachi Transport System, Ltd.	210,000	2,151,420
#*Hitachi Zosen Corp.	1,307,500	2,650,671
Hokuriku Electrical Construction Co., Ltd.	36,000	178,856
#Hosokawa Micron Corp.	93,000	852,391
#*Howa Machinery, Ltd.	300,000	647,921
*Ichiken Co., Ltd.	48,000	153,996
Iino Kaiun Kaisha, Ltd.	305,000	2,564,796
i-Logistics Corp.	91,000	342,601
Inaba Denki Sangyo Co., Ltd.	64,000	2,352,405
Inabata and Co., Ltd., Osaka	159,000	1,567,523
*Inoue Kogyo Co., Ltd.	202,000	165,888
Inui Steamship Co., Ltd.	68,000	299,888
#Iseki & Co., Ltd.	585,000	1,938,717
#*Ishikawa Seisakusho, Ltd.	75,000	137,768
Ishikawajima Construction Materials Co., Ltd.	18,000	58,295
Ishikawajima Transport Machinery Co., Ltd.	43,000	160,244
Itoki Crebio Corp.	130,000	1,293,655
#Iwasaki Electric Co., Ltd.	183,000	649,534
#Iwatani International Corp.	686,000	2,502,092
#*J Bridge Corp.	154,000	2,249,793
#Jalux, Inc.	31,200	563,169
#Jamco Corp.	61,000	864,044
Japan Airport Terminal Co., Ltd.	257,700	2,416,518
*Japan Bridge Corp.	31,000	44,978
#Japan Cash Machine Co., Ltd.	76,115	1,459,092
Japan Foundation Engineering Co., Ltd.	62,000	358,094
Japan Maintenance Co., Ltd.	50,300	563,770
#Japan Pulp and Paper Co., Ltd.	371,000	1,475,893
Japan Servo Co., Ltd.	51,000	149,189
Japan Steel Tower Co., Ltd.	44,000	281,358
#Japan Transcity Corp.	164,000	888,729
*JFE Shoji Holdings, Inc.	615,000	3,484,160
#*Kamagai Gumi Co., Ltd.	340,800	1,502,773

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Kamei Corp.	89,000	$956,454
Kanaden Corp.	87,000	583,576
Kanagawa Chuo Kotsu Co., Ltd.	150,000	755,613
Kanamoto Co., Ltd.	66,000	434,304
#*Kanematsu Corp.	1,175,500	2,808,551
#*Kanematsu-NNK Corp.	60,000	120,873
#Katakura Industries Co., Ltd.	87,000	2,025,407
Kato Works Co., Ltd.	140,000	553,509
Kawada Industries, Inc.	102,000	274,870
Kawasho Gecoss Corp.	90,600	667,218
#Keihin Co., Ltd.	178,000	803,010
*Kimmon Manufacturing Co., Ltd.	76,000	287,113
#*Kimura Chemical Plants Co., Ltd.	27,000	134,438
#Kinki Sharyo Co., Ltd., Nagaokakyo	150,000	625,706
*Kinsho Corp.	21,000	74,904
Kintetsu World Express, Inc.	91,200	2,411,272
Kioritz Corp.	143,000	494,359
Kitagawa Iron Works Co., Ltd.	203,000	576,580
#Kitano Construction Corp.	196,000	758,099
Kitazawa Sangyo Co., Ltd.	17,500	63,043
Kitz Corp.	331,000	2,869,996
Kodensha Co., Ltd.	14,000	51,069
Koike Sanso Kogyo Co., Ltd.	104,000	437,872
Koito Industries, Ltd.	92,000	513,580
*Kokusai Kogyo Co., Ltd.	88,000	424,621
Komai Tekko, Inc.	74,000	277,405
Kondotec, Inc.	30,000	352,517
Kosaido Co., Ltd.	55,700	463,039
Kuroda Electric Co., Ltd.	81,900	1,341,125
Kyodo Printing Co., Ltd.	240,000	1,141,474
#Kyoei Sangyo Co., Ltd.	44,000	144,575
Kyokuto Boeki Kaisha, Ltd.	63,000	230,501
Kyokuto Kaihatsu Kogyo Co., Ltd.	115,100	1,130,913
Kyosan Electric Manufacturing Co., Ltd.	136,000	525,251
Kyowa Exeo Corp.	201,000	2,628,808
Kyudenko Corp.	200,000	1,396,119
Link Consulting Associates - Japan Corp.	24,300	86,525
*Lonseal Corp.	99,000	185,774
Maeda Corp.	358,000	2,366,512
Maeda Road Construction Co., Ltd.	256,000	1,874,254
Maezawa Industries, Inc.	59,300	433,223
Maezawa Kaisei Industries Co., Ltd.	37,300	640,296
#Makino Milling Machine Co., Ltd.	282,000	3,104,250
Marubeni Construction Material Lease Co., Ltd.	54,000	166,751
Maruwn Corp.	44,000	151,267
#Maruyama Manufacturing Co., Inc.	108,000	393,255
#Maruzen Showa Unyu Co., Ltd.	236,000	950,353
Matsuda Sangyo Co., Ltd.	53,000	985,246
Matsui Construction Co., Ltd.	61,600	311,617
*Matsuo Bridge Co., Ltd.	37,000	70,737
Max Co., Ltd.	149,000	1,975,199
#Meidensha Corp.	626,050	2,353,559
#*Meiji Machine Co., Ltd.	90,000	117,347
#Meiji Shipping Co., Ltd.	85,000	379,479
*Meisei Industrial Co., Ltd.	29,000	218,736
Meito Transportation Co., Ltd.	22,000	179,576
#*Meiwa Trading Co., Ltd.	119,000	569,306
Mirai Group Co., Ltd.	49,000	128,147
#*Mitsubishi Cable Industries, Ltd.	478,000	1,046,682

	Shares	Value††
#*Mitsubishi Kakoki Kaisha, Ltd.	191,000	$638,246
#Mitsubishi Pencil Co., Ltd.	77,000	858,881
Mitsuboshi Belting, Ltd.	213,000	1,500,164
#*Mitsui Matsushima Co., Ltd.	191,000	405,141
Mitsui-Soko Co., Ltd.	362,000	2,428,812
Mitsumura Printing Co., Ltd.	73,000	397,990
Miura Co., Ltd.	106,100	2,591,461
Miura Printing Corp.	19,000	69,724
#Miyaji Engineering Group	148,000	322,587
*Mori Denki Mfg. Co., Ltd.	326,000	149,890
#Mori Seiki Co., Ltd.	191,400	2,851,942
Morita Corp.	113,000	788,333
Moshi Moshi Hotline, Inc.	14,400	1,709,986
Mystar Engineering Corp.	15,600	106,287
Nabtesco Corp.	309,000	3,998,992
NAC Co., Ltd.	25,100	388,366
Nachi-Fujikoshi Corp.	604,000	3,229,240
*Nakano Corp.	49,000	126,881
NEC System Integration & Construction, Ltd.	117,800	1,567,213
Nichias Corp.	320,000	2,025,769
Nichiban Co., Ltd.	75,000	297,065
#Nichiha Corp.	92,480	1,646,643
#*Nihon Spindle Manufacturing Co., Ltd.	56,000	156,829
Nikkiso Co., Ltd.	186,000	1,578,233
Nikko Co., Ltd., Akashi	98,000	337,426
Nippei Toyama Corp.	125,000	1,418,573
Nippo Corp.	311,000	2,324,710
#Nippon Carbon Co., Ltd.	299,000	977,388
Nippon Chutetsukan KK	44,000	111,746
#*Nippon Conveyor Co., Ltd.	168,000	272,408
Nippon Densetsu Kogyo Co., Ltd.	162,000	1,049,791
Nippon Denwa Shisetu Co., Ltd.	144,000	609,728
Nippon Hume Corp.	60,000	257,453
#Nippon Jogesuido Sekkei Co., Ltd.	175	277,996
#Nippon Kanzai Co., Ltd.	53,700	1,544,747
Nippon Koei Co., Ltd., Tokyo	219,000	892,663
Nippon Konpo Unyu Soko Co., Ltd.	193,000	2,633,182
Nippon Road Co., Ltd.	256,000	722,772
Nippon Seisen Co., Ltd.	57,000	256,713
Nippon Sharyo, Ltd.	365,000	954,322
Nippon Signal Co., Ltd.	157,000	1,405,191
#Nippon Thompson Co., Ltd.	207,000	1,960,443
Nippon Tungsten Co., Ltd.	44,000	168,824
#Nippon Yusoki Co., Ltd.	116,000	880,522
#Nishimatsu Construction Co., Ltd.	350,000	1,436,062
Nishishiba Electric Co., Ltd.	73,000	164,813
Nissei Corp.	79,600	1,044,316
Nissei Plastic Industrial Co., Ltd.	58,000	650,725
Nissha Printing Co., Ltd.	115,000	3,327,057
#Nisshin Fudosan Co., Ltd.	49,300	723,326
Nissin Corp.	248,000	1,037,005
Nissin Electric Co., Ltd.	293,000	1,478,717
Nitchitsu Co., Ltd.	14,000	43,767
Nitta Corp.	72,900	1,191,610
Nitto Boseki Co., Ltd.	651,000	1,723,853
Nitto Electric Works, Ltd.	123,600	2,134,310
Nitto Kohki Co., Ltd.	58,500	1,599,286
Nitto Seiko Co., Ltd.	80,000	379,148
#*Nittoc Construction Co., Ltd.	61,000	120,909
#Nittyu Co., Ltd.	7,437	1,292,621

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
#Nomura Co., Ltd.	160,000	$1,074,934
#Noritz Corp.	131,800	2,181,362
Obayashi Road Corp.	106,000	281,249
Odakyu Construction Co., Ltd.	29,000	88,290
*Ohmori Co., Ltd.	18,400	11,875
Oiles Corp.	64,160	1,436,093
Okabe Co., Ltd.	92,000	350,403
*Okamoto Machine Tool Works, Ltd.	101,000	505,307
Okamura Corp.	290,000	2,805,075
#Oki Electric Cable Co., Ltd.	76,000	266,611
*OKK Corp.	178,000	664,705
Okuma Corp.	229,640	2,909,044
O-M, Ltd.	107,000	421,344
Onoken Co., Ltd.	49,000	798,966
Organo Corp.	140,000	944,405
Oriental Construction Co., Ltd.	51,900	274,565
Original Engineering Consultants Co., Ltd.	9,000	54,976
Oyo Corp.	80,300	862,729
P.S. Mitsubishi Construction Co., Ltd.	58,300	253,006
#*Pasco Corp.	180,500	442,835
Pasona, Inc.	1,193	2,867,775
#Patlite Corp.	21,340	261,989
*Patlite Corp. Issue 05 When Issued	21,340	261,989
#*Penta-Ocean Construction Co., Ltd.	1,308,000	2,991,666
#*PIA Corp.	17,200	325,125
Pilot Corp.	91	445,815
Raito Kogyo Co., Ltd.	138,100	585,899
#Rasa Industries, Ltd.	181,000	851,931
Rheon Automatic Machinery Co., Ltd.	40,000	159,548
Riken Electric Wire Co., Ltd.	20,000	42,526
Ryobi, Ltd.	447,000	3,155,841
*Saeki Kensetsu Kogyo Co., Ltd.	114,000	171,857
#*Sailor Pen Co., Ltd.	74,000	153,351
Sakai Heavy Industries, Ltd.	96,000	337,075
*Sakurada Co., Ltd.	83,000	115,678
#Sanix, Inc.	86,800	508,078
Sanki Engineering Co., Ltd.	199,000	1,748,641
Sanko Metal Industrial Co., Ltd., Tokyo	54,000	128,128
Sankyo-Tateyama Holdings, Inc.	855,000	2,112,259
Sankyu, Inc., Tokyo	730,000	3,789,118
Sanritsu Corp.	5,400	67,660
Sanyo Denki Co., Ltd.	144,000	822,883
Sanyo Engineering & Construction, Inc.	48,000	328,030
Sanyo Industries, Ltd., Tokyo	72,000	220,681
#*Sasebo Heavy Industries Co., Ltd., Tokyo	410,000	1,169,295
*Sata Construction Co., Ltd., Gumma	130,000	201,073
#Sato Corp.	83,500	2,031,340
Sato Shoji Corp.	52,000	704,824
Sawafuji Electric Co., Ltd.	31,000	112,222
Secom Joshinetsu Co., Ltd.	29,200	701,516
Secom Techno Service Co., Ltd.	32,500	1,315,077
Seibu Electric Industry Co., Ltd.	46,000	291,290
Seika Corp.	179,000	466,838
*Seikitokyu Kogyo Co., Ltd.	335,000	410,564
Sekisui Jushi Co., Ltd.	112,000	861,343

	Shares	Value††
Senko Co., Ltd.	279,000	$1,082,829
Senshu Electric Co., Ltd.	29,800	687,656
#Shibaura Mechatronics Corp.	120,000	1,396,784
Shibusawa Warehouse Co., Ltd.	195,000	1,178,267
Shibuya Kogyo Co., Ltd.	66,800	720,707
#Shima Seiki Manufacturing Co., Ltd.	103,300	2,680,690
Shin Nippon Air Technologies Co., Ltd.	52,680	450,078
#Shin-Keisei Electric Railway Co., Ltd.	136,000	582,159
#Shinko Electric Co., Ltd.	376,000	1,125,558
Shin-Kobe Electric Machinery Co., Ltd.	117,000	656,120
Shinmaywa Industries, Ltd.	311,000	1,805,961
#Shinsho Corp.	219,000	705,205
#Shinwa Kaiun Kaisha, Ltd.	392,000	1,231,697
*Shiraishi Corp.	25,000	53,602
Sho-Bond Corp.	69,300	821,203
#Shoko Co., Ltd.	284,000	617,473
Showa Electric Wire & Cable Co., Ltd., Kawasaki	571,000	1,059,710
Showa Mining Co., Ltd.	88,000	440,570
Sintokogio, Ltd., Nagoya	154,000	1,795,132
Soda Nikka Co., Ltd.	58,000	272,846
Sodick Co., Ltd.	121,000	2,144,763
#Space Co., Ltd.	40,480	426,895
*Space Co., Ltd. Issue 05 When Issued	20,240	211,093
Subaru Enterprise Co., Ltd.	36,000	141,124
Sugimoto & Co., Ltd.	20,500	323,403
#*Sumitomo Coal Mining Co., Ltd.	356,500	837,090
Sumitomo Densetsu Co., Ltd.	69,800	278,962
#*Sumitomo Mitsui Construction Co., Ltd.	169,560	1,121,572
Sumitomo Precision Products Co., Ltd., Amagasaki City	127,000	815,964
Sumitomo Warehouse Co., Ltd.	311,000	2,673,687
Sun Wave Corp.	96,000	327,743
Tadano, Ltd.	335,000	3,030,936
Taihei Dengyo Kaisha, Ltd.	116,000	988,302
*Taihei Kogyo Co., Ltd.	180,000	592,462
*Taiheiyo Kouhatsu, Inc.	142,000	363,965
Taiho Kogyo Co., Ltd.	67,100	907,031
Taikisha, Ltd.	97,000	1,691,465
Taisei Rotec Corp.	185,000	441,938
Takada Kiko Co., Ltd.	44,000	226,822
#Takamatsu Corp.	53,500	2,624,623
Takano Co., Ltd.	40,100	861,107
#Takaoka Electric Manufacturing Co., Ltd., Tokyo	250,000	639,714
Takara Printing Co., Ltd.	23,550	258,915
Takara Standard Co., Ltd.	418,000	2,591,946
Takasago Thermal Engineering Co., Ltd.	218,000	1,790,029
#Takashima & Co., Ltd.	90,000	220,455
Takigami Steel Construction Co., Ltd.	50,000	320,772
Takuma Co., Ltd.	227,000	1,517,043
Tanseisha Co., Ltd.	41,000	181,256
#Tatsuta Electric Wire & Cable Co., Ltd.	170,000	512,736
#*TC Properties Co., Ltd.	579,000	0

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
#TCM Corp.	176,000	$615,672
Techno Ryowa, Ltd.	38,200	291,472
Tekken Corp.	393,000	900,327
Teraoka Seisakusho Co., Ltd.	37,000	396,094
Tetra Co., Ltd., Tokyo	64,000	231,903
Toa Corp.	571,000	1,223,055
#Toa Doro Kogyo Co., Ltd.	110,000	377,400
#*Tobishima Corp.	447,500	719,464
Tocalo Co., Ltd.	43,000	1,445,156
Todentu Corp.	84,000	363,858
Toenec Corp.	242,000	1,068,504
Tohoku Telecommunications Construction Co., Ltd.	42,000	345,500
Tokai Konetsu Kogyo Co., Ltd.	32,000	133,483
*Tokai Lease Co., Ltd.	29,000	76,200
Tokimec, Inc.	205,000	548,242
Toko Electric Corp.	72,000	386,203
Tokyo Biso Kogyo Corp.	19,000	191,199
Tokyo Energy & Systems, Inc.	91,000	798,507
#Tokyo Kikai Seisakusho, Ltd.	255,000	982,260
Tokyo Leasing Co., Ltd.	165,200	3,005,766
Tokyo Sangyo Co., Ltd.	65,000	275,620
Toli Corp.	173,000	617,734
Tomoe Corp.	84,000	407,682
Tonami Transportation Co., Ltd.	240,000	732,550
Torishima Pump Manufacturing Co., Ltd., Osaka	62,000	468,572
Toshiba Machine Co., Ltd.	366,000	3,609,113
Toshiba Plant Kensetsu Co., Ltd.	248,000	1,465,424
Tosho Printing Co., Ltd.	156,000	683,924
Totetsu Kogyo Co., Ltd.	73,000	378,654
Toyo Bussan Co., Ltd.	53,900	602,831
*Toyo Construction Co., Ltd.	644,000	1,208,554
#Toyo Electric Co., Ltd.	94,000	502,781
#Toyo Engineering Corp.	473,000	2,342,243
*Toyo Shutter Co., Ltd.	77,000	158,051
#Toyo Wharf & Warehouse Co., Ltd.	182,000	501,120
Trusco Nakayama Corp.	86,000	2,148,118
Tsubaki Nakashima Co., Ltd.	132,400	2,638,900
Tsubakimoto Chain Co.	435,000	3,028,408
Tsubakimoto Kogyo Co., Ltd.	66,000	255,315
#Tsudakoma Corp.	164,000	421,186
Tsugami Corp.	234,000	1,836,056
#Tsukishima Kikai Co., Ltd.	115,000	1,039,730
Tsurumi Manufacturing Co., Ltd.	71,000	841,746
Tsuzuki Denki Co., Ltd.	58,000	251,558
Uchida Yoko Co., Ltd.	140,000	1,016,725
Ueki Corp.	47,000	118,133
UFJ Central Leasing Co., Ltd.	53,000	2,643,235
Union Tool Co.	58,800	2,788,619
Utoc Corp.	68,000	235,608
#*Venture Link Co., Ltd.	308,600	1,246,646
Wakachiku Construction Co., Ltd.	303,000	738,192
Weathernews, Inc.	15,800	104,367
Yahagi Construction Co., Ltd.	90,000	598,689
Yamato Corp.	50,000	218,639
Yamaura Corp.	40,500	146,382
#Yamazen Co., Ltd.	229,000	1,715,322
Yasuda Warehouse Co., Ltd.	74,000	781,042
Yokogawa Bridge Corp.	98,400	741,249
Yondenko Corp.	98,800	617,547
#*Yuasa Trading Co., Ltd.	555,000	1,364,950

	Shares	Value††
Yuken Kogyo Co., Ltd.	83,000	$250,542
Yurtec Corp.	202,000	1,198,069
#Yushin Precision Equipment Co., Ltd.	36,240	615,362
#*Z- Plus Holdings Co., Ltd.	52,000	154,481
Total Industrials		373,552,889
Consumer Discretionary — (17.9%)
#ABILIT Corp.	45,000	694,594
*ABILIT Corp. Issue 05 When Issued	45,000	694,450
Aeon Fantasy Co., Ltd.	31,300	1,134,168
#Ahresty Corp.	46,000	1,058,975
Aichi Machine Industry Co., Ltd.	216,000	885,806
Aigan Co., Ltd.	50,600	430,791
#Aisan Industry Co., Ltd.	143,400	1,512,338
#Akebono Brake Industry Co., Ltd.	285,000	2,414,862
Akindo Sushiro Co., Ltd.	10,300	358,477
Alpine Electronics, Inc.	171,000	2,294,476
#Anrakutei Co., Ltd.	39,000	261,798
AOI Advertising Promotion, Inc.	21,000	204,875
Aoki International Co., Ltd.	123,100	2,215,290
Araya Industrial Co., Ltd.	112,000	284,591
Ashimori Industry Co., Ltd.	147,000	431,672
Asics Trading Co., Ltd.	20,000	267,768
#*Atom Corp.	44,300	238,798
Atsugi Co., Ltd.	509,000	966,190
Aucnet, Inc.	23,600	444,422
Autoseven Co., Inc.	14,600	241,966
#Avex, Inc.	112,900	2,884,945
#Banpresto Co., Ltd.	28,900	732,789
#Belluna Co., Ltd.	67,930	2,925,965
#Best Denki Co., Ltd.	325,000	1,788,608
#*Bookoff Corp.	48,000	1,186,931
Cabin Co., Ltd.	103,000	412,896
*Catena Corp.	92,000	365,522
#*Cecile Co., Ltd.	102,600	1,004,073
Chiyoda Co., Ltd.	114,700	2,774,655
Chofu Seisakusho Co., Ltd.	54,500	1,206,034
*Chori Co., Ltd.	405,000	1,086,479
Chuo Spring Co., Ltd., Nagoya	153,000	744,616
Chuo Woollen Mills, Ltd.	24,000	80,947
#*Clarion Co., Ltd.	718,000	1,395,890
Cleanup Corp.	114,000	1,075,100
Colowide Co., Ltd.	69,500	1,046,452
#*Columbia Music Entertainment, Inc.	409,000	713,592
#Copal Co., Ltd.	150,400	2,044,900
Corona Corp.	75,700	1,465,357
*Cross Plus, Inc.	16,200	382,084
Cybozu, Inc.	240	2,187,439
#D&M Holdings, Inc.	212,000	791,061
#Daido Kogyo Co., Ltd.	85,000	294,417
Daido Metal Co., Ltd.	106,000	1,063,956
#Daidoh, Ltd.	116,000	1,777,149
#Daiki Co., Ltd.	67,200	846,477
Daikoku Denki Co., Ltd.	38,000	1,045,779
Dainichi Co., Ltd.	52,500	714,279
Daisyo Corp.	53,200	829,997
*Daito Woolen Spinning & Weaving Co., Ltd., Tokyo	42,000	142,804
#*Daiwa Seiko, Inc.	343,000	776,515
#Daiwabo Co., Ltd.	371,000	2,690,899

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Descente, Ltd.	190,000	$1,122,512
*Dia Kensetsu Co., Ltd.	207,500	872,035
#Doshisha Co., Ltd.	45,700	983,996
#Doutor Coffee Co., Ltd.	54,200	1,125,124
Dynic Corp.	98,000	364,818
#Eagle Industry Co., Ltd.	105,000	1,074,104
#*Econach Co., Ltd.	112,000	174,282
Eikoh, Inc.	12,100	117,113
Exedy Corp.	129,400	3,615,877
F.D.C. Products, Inc.	31,119	700,435
Fine Sinter Co., Ltd.	31,000	168,808
#France Bed Holdings Co., Ltd.	621,000	1,668,731
#Fuji Co., Ltd.	90,500	1,458,967
#Fuji Corp, Ltd.	71,000	481,513
#Fuji Kiko Co., Ltd.	128,000	445,149
#Fuji Kyuko Co., Ltd.	281,000	1,024,246
*Fuji Spinning Co., Ltd., Tokyo	251,000	496,698
Fujikura Rubber, Ltd.	54,000	499,180
#*Fujita Kanko, Inc.	299,000	2,393,469
Fujitsu Business Systems, Ltd.	69,200	1,027,725
#*Fujitsu General, Ltd.	273,000	904,499
#*Furukawa Battery Co., Ltd.	45,000	124,556
Fuso Lexel, Inc.	44,000	502,194
Gakken Co., Ltd.	247,000	643,863
#Genki Sushi Co., Ltd.	17,200	187,756
Gigas K's Denki Corp.	92,444	3,132,067
#Global-Dining, Inc.	6,200	60,856
#*Goldwin, Inc.	117,000	494,922
Gourmet Kineya Co., Ltd.	47,000	363,485
*GSI Creos Corp.	120,000	262,034
H.I.S. Co., Ltd.	91,800	2,191,053
Happinet Corp.	29,900	759,298
Haruyama Trading Co., Ltd.	40,900	606,037
Himaraya Co., Ltd.	3,500	27,337
Hitachi Powdered Metal Co., Ltd.	78,000	528,951
Homac Corp.	97,100	1,711,964
Horipro, Inc.	36,500	471,084
*Ichida and Co., Ltd.	23,400	42,048
Ichikawa Co., Ltd.	63,000	264,430
#Ichikoh Industries, Ltd.	202,000	701,475
#Imasen Electric Industrial Co., Ltd.	29,500	268,468
Impact 21 Co., Ltd.	48,900	1,406,949
#*Impress Corp.	771	441,704
Inaba Seisa Kusho Co., Ltd.	43,400	815,169
Ishizuka Glass Co., Ltd.	81,000	275,442
*Izuhakone Railway Co., Ltd.	300	13,736
#*Izutsuya Co., Ltd.	245,000	511,915
#*Jac Holdings Co., Ltd.	627,200	2,406,215
*Janome Sewing Machine Co., Ltd.	470,000	1,110,937
#*Japan General Estate Co., Ltd.	61,800	1,031,523
#Japan Kenzai Co., Ltd.	60,240	433,725
#Japan Vilene Co., Ltd.	164,000	1,289,971
Japan Wool Textile Co., Ltd.	241,000	2,262,659
Jeans Mate Corp.	25,840	487,384
Joban Kosan Co., Ltd.	193,000	384,954
Joint Corp.	95,000	3,302,136
#Joshin Denki Co., Ltd.	147,000	1,140,876
#Juki Corp.	308,000	1,488,127
*Jyomo Co., Ltd.	86,000	290,423
Kabuki-Za Co., Ltd.	28,000	1,141,491
Kadokawa Holdings, Inc.	67,600	2,145,482
Kahma Co., Ltd.	79,900	2,612,568

	Shares	Value††
Kanto Auto Works, Ltd.	180,600	$2,630,357
Kasai Kogyo Co., Ltd.	79,000	389,129
Kato Sangyo Co., Ltd.	96,300	1,866,155
*Kawai Musical Instruments Manufacturing Co., Ltd.	144,000	439,913
#*Kawashima Textile Manufacturers, Ltd.	216,000	553,253
#Kayaba Industry Co., Ltd.	605,000	2,063,299
Keiiyu Co., Ltd.	22,100	344,850
#*Keiyo Co., Ltd.	139,900	917,369
Kentucky Fried Chicken Japan, Ltd.	55,000	993,477
Kenwood Corp.	945,000	1,922,029
#Kinki Nippon Tourist Co., Ltd.	196,000	1,035,712
#Kinugawa Rubber Industrial Co., Ltd.	139,000	325,556
#Kisoji Co., Ltd.	59,300	1,147,362
Koekisha Co., Ltd.	10,600	216,855
Kohnan Shoji Co., Ltd.	69,500	1,137,142
#Kojima Co., Ltd.	94,000	1,027,300
Komatsu Seiren Co., Ltd.	91,000	430,960
Konaka Co., Ltd.	56,200	913,467
#Konami Sports Corp.	71,900	1,260,712
Kurabo Industries, Ltd.	685,000	2,562,447
Kuroganeya Co., Ltd.	14,000	63,361
#Kyoritsu Maintenance Co., Ltd.	26,300	1,046,919
Kyoto Kimono Yuzen Co., Ltd.	224	805,445
Kyowa Leather Cloth Co., Ltd.	58,000	459,024
#Laox Co., Ltd.	144,000	623,244
*Look, Inc.	72,000	266,864
Maezawa Kyuso Industries Co., Ltd.	39,200	710,413
*Magara Construction Co., Ltd.	61,000	97,050
*Mamiya-Op Co., Ltd.	58,000	120,837
Marche Corp.	10,700	94,690
Mars Engineering Corp.	56,600	1,476,868
Marubeni Telecom Co., Ltd.	207	248,831
Maruei Department Store Co., Ltd.	107,000	317,176
#*Maruzen Co., Ltd.	263,000	508,936
Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment	46,000	427,574
#Matsuya Co., Ltd.	135,000	2,611,795
Matsuya Foods Co., Ltd.	47,700	938,324
Matsuzakaya Co., Ltd.	445,077	4,151,455
Meiwa Industry Co., Ltd.	21,000	116,178
#Misawa Resort Co., Ltd.	143,000	778,062
Mitsuba Corp.	114,690	1,224,847
Mitsui Home Co., Ltd.	158,000	1,213,300
Miyuki Keori Co., Ltd.	73,000	385,063
#Mizuno Corp.	342,000	2,428,402
#MOS Food Services, Inc.	79,000	1,160,875
#MR Max Corp.	73,900	407,870
Mutow Co., Ltd.	46,600	245,006
#*Naigai Co., Ltd.	161,000	260,542
#Nexyz Corp.	2,700	349,336
*Nice Corp.	295,000	1,386,759
Nichimo Co., Ltd.	54,000	145,525
Nichimo Corp.	280,000	513,738
Nidec Tosok Corp.	54,600	818,773
Nihon Eslead Corp.	38,748	1,108,275
Nihon Tokushu Toryo Co., Ltd.	44,000	279,820
Nikko Travel Co., Ltd.	12,200	81,591
Nippon Felt Co., Ltd.	56,000	440,827

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
#Nippon Piston Ring Co., Ltd.	205,000	$744,086
Nippon Restaurant System, Inc.	39,200	1,564,789
#Nippon Seiki Co., Ltd.	156,000	3,191,230
Nishimatsuya Chain Co., Ltd.	89,700	4,122,376
Nissan Shatai Co., Ltd.	150,000	1,136,087
Nissen Co., Ltd.	150,200	2,486,264
Nissin Kogyo Co., Ltd.	58,400	3,193,701
#Nittan Valve Co., Ltd.	67,000	856,819
Nitto Seimo Co., Ltd.	32,000	83,188
Noritake Co., Ltd.	404,000	2,434,716
#Noritsu Koki Co., Ltd.	90,600	1,732,511
*Omikenshi Co., Ltd.	122,000	193,939
*Orient Watch Co., Ltd.	12,000	4,172
#Pacific Industrial Co., Ltd.	135,000	1,013,319
#PanaHome Corp.	408,000	2,901,304
Parco Co., Ltd.	222,000	2,547,023
#Pentax Corp.	339,000	2,130,834
Piolax, Inc.	32,400	734,382
Press Kogyo Co., Ltd.	309,000	1,575,450
*Renown D'urban Holdings, Inc.	130,800	2,076,663
#Resorttrust, Inc.	95,640	3,406,549
#Rhythm Watch Co., Ltd.	344,000	694,856
Right On Co., Ltd.	76,625	3,666,878
Riken Corp.	271,000	1,905,929
#Ringer Hut Co., Ltd.	55,500	663,350
Roland Corp.	64,400	1,492,235
Royal Co., Ltd.	107,000	1,623,703
#Sagami Chain Co., Ltd.	52,000	500,243
Sagami Co., Ltd.	80,000	305,390
Sagami Rubber Industries Co., Ltd.	15,000	62,558
#Saint Marc Co., Ltd.	28,300	1,975,116
#Saizeriya Co., Ltd.	140,600	2,076,653
Sakai Ovex Co., Ltd.	124,000	294,321
Sanden Corp.	368,000	1,706,109
#Sanei-International Co., Ltd.	38,100	1,872,051
Sankyo Seiko Co., Ltd.	150,000	962,902
Sanoh Industrial Co., Ltd.	85,000	823,339
#*Sanrio Co., Ltd.	197,800	3,137,865
#Sanyo Shokai, Ltd.	349,000	3,730,692
Seiko Corp.	298,407	1,607,913
#Seiren Co., Ltd.	175,000	2,817,853
Senshukai Co., Ltd.	119,000	1,514,315
Shaddy Co., Ltd.	49,000	589,433
*Shikibo, Ltd.	291,000	658,799
Shinyei Kaisha	80,000	297,702
#Shiroki Co., Ltd.	227,000	753,742
Shobunsha Publications, Inc.	42,800	714,287
#Shochiku Co., Ltd.	277,000	2,565,740
Showa Aircraft Industry Co., Ltd.	84,000	1,639,564
Showa Corp.	39,500	644,900
#*Showa Rubber Co., Ltd.	156,000	108,597
*Silver Ox, Inc.	30,000	74,236
#*Silver Seiko, Ltd.	457,000	380,489
#Simree Co., Ltd.	24,900	139,323
SK Japan Co., Ltd.	8,250	53,897
SNT Corp.	58,300	342,487
*Sofmap Co., Ltd.	9,300	43,110
Sotoh Co., Ltd.	12,000	187,166
SPK Corp.	7,800	140,881
Suminoe Textile Co., Ltd.	159,000	557,913
*Suzutan Co., Ltd.	13,200	79,833
*SXL Corp.	206,000	412,634

	Shares	Value††
Tachikawa Corp.	43,800	$336,990
Tachi-S Co., Ltd.	88,140	841,381
*Taka-Q Co., Ltd.	46,500	295,557
#*Takara Co., Ltd.	224,000	731,010
Tasaki Shinju Co., Ltd.	70,000	362,911
#Taya Co., Ltd.	5,000	41,916
*TDF Corp.	11,000	50,637
#Tecmo, Ltd.	57,800	543,813
#Teikoku Piston Ring Co., Ltd.	85,000	1,213,573
Teikoku Sen-I Co., Ltd.	62,000	305,183
#Ten Allied Co., Ltd.	50,000	223,633
Tenma Corp.	79,600	1,516,188
Tigers Polymer Corp.	40,000	276,292
*Toabo Corp.	140,000	266,085
Toei Co., Ltd.	373,000	2,538,180
*Tohoku Misawa Homes Co., Ltd.	24,000	121,769
Tohoku Pioneer Corp.	49,600	816,157
*Tohto Suisan Co., Ltd.	80,000	230,438
#*Tokai Kanko Co., Ltd.	618,000	324,873
Tokai Senko KK, Nagoya	47,000	100,000
Tokyo Dome Corp.	489,000	2,996,445
#Tokyo Nissan Auto Sales Co., Ltd.	97,000	517,407
Tokyo Soir Co., Ltd.	34,000	152,805
#Tokyotokeiba Co., Ltd.	742,000	3,521,410
Tokyu Recreation Corp.	63,000	369,185
#Tomy Co., Ltd.	97,200	880,627
Topre Corp.	136,000	1,444,954
#*Tosco Co., Ltd.	59,000	241,234
Totenko Co., Ltd.	35,000	111,620
#Touei Housing Corp.	67,540	1,225,718
#Toyo Radiator Co., Ltd.	186,000	972,614
Toyo Tire & Rubber Co., Ltd.	577,000	3,029,287
Tsukamoto Co., Ltd.	44,000	106,306
Tsutsumi Jewelry Co., Ltd.	50,400	1,930,751
Unitika, Ltd.	1,327,000	2,718,136
U-Shin, Ltd.	64,000	597,404
Verite Co., Ltd.	24,000	86,375
Watabe Wedding Corp.	18,900	347,384
#Watami Food Service Co., Ltd.	105,400	1,688,151
*Wondertable, Ltd.	69,000	142,933
Xebio Co., Ltd.	28,500	1,490,802
XNET Corp.	57	150,840
#Yamatane Corp.	273,000	622,351
Yamato International, Inc.	43,000	383,765
Yellow Hat, Ltd., Tokyo	59,700	699,068
Yokohama Reito Co., Ltd.	126,000	989,253
#Yomiuri Land Co., Ltd.	228,000	1,967,754
Yonex Co., Ltd.	41,000	423,779
Yorozu Corp.	45,000	575,764
Yoshimoto Kogyo Co., Ltd.	89,000	1,653,858
#Yoshinoya D&C Co., Ltd.	50	93,949
Yuasa Funashoku Co., Ltd.	112,000	358,906
#Zenrin Co., Ltd.	95,900	3,456,971
#Zensho Co., Ltd.	139,000	4,408,275
Total Consumer Discretionary		298,503,471
Information Technology — (9.5%)
Aichi Tokei Denki Co., Ltd.	94,000	384,087
Aiphone Co., Ltd.	51,900	996,766
Allied Telesis Holdings KK	237,600	1,622,881
#Alpha Systems, Inc.	31,300	968,716
#Anritsu Corp.	332,000	1,889,148

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AOI Electronics Co., Ltd.	24,900	$611,548
*Apic Yamada Corp.	20,000	84,329
Argo 21 Corp.	22,400	209,025
#Arisawa Manufacturing Co., Ltd.	139,400	2,873,217
Asti Corp.	8,000	102,117
CAC Corp.	52,200	646,034
Canon Electronics, Inc.	76,000	2,954,382
Canon Finetech, Inc.	108,070	2,366,165
#Capcom Co., Ltd.	159,700	1,865,338
Chino Corp.	89,000	296,603
CMK Corp.	118,000	2,600,827
Computer Engineering & Consulting, Ltd.	38,100	394,411
Core Corp.	27,400	352,752
Cresco, Ltd.	11,600	139,353
Daiwabo Information System Co., Ltd.	47,000	918,402
#Denki Kogyo Co., Ltd.	183,000	1,724,838
*DKK-TOA Corp.	31,000	91,021
#Dodwell B.M.S., Ltd.	125,400	1,009,717
#DTS Corp.	31,500	1,213,680
#*eAccess, Ltd.	3,100	2,187,762
Eizo Nanao Corp.	60,800	2,336,203
*Elna Co., Ltd.	34,000	63,573
#Enplas Corp.	53,100	1,471,127
#*Epson Toyocom Corp.	290,000	2,286,290
#*FDK Corp.	314,000	671,224
Foster Electric Co., Ltd.	58,000	817,847
#Fujitsu Access, Ltd.	59,000	429,730
Fujitsu Fronttec, Ltd.	56,200	615,421
Future System Consulting Corp.	241	974,323
*Graphtec Corp.	39,000	76,417
Hakuto Co., Ltd.	54,900	920,977
Hitachi Business Solution Co., Ltd.	22,700	167,048
Hitachi Information Systems, Ltd.	111,400	2,945,700
Hitachi Kokusai Electric, Inc.	258,000	2,839,400
#Hitachi Mobile Co., Ltd.	38,000	262,642
Hitachi Systems & Services, Ltd.	63,000	1,602,568
#Hochiki Corp.	66,000	347,812
Hokuriku Electric Industry Co., Ltd.	204,000	660,296
#Horiba, Ltd.	100,000	2,886,406
Hosiden Corp.	190,000	2,314,718
Icom, Inc.	35,900	1,134,511
#Idec Izumi Corp.	99,500	1,515,208
#*Ikegami Tsushinki Co., Ltd.	102,000	261,091
Ines Corp.	140,500	1,146,460
I-Net Corp.	30,300	268,609
#Information Services International-Dentsu, Ltd.	72,900	1,037,456
Intec, Inc.	126,128	2,114,987
#*Invoice, Inc.	30,265	2,432,042
Ishii Hyoki Co., Ltd.	8,600	156,347
#Iwatsu Electric Co., Ltd.	241,000	757,047
#Japan Aviation Electronics Industry, Ltd.	140,000	1,965,147
Japan Business Computer Co., Ltd.	46,300	467,825
Japan Digital Laboratory Co., Ltd.	82,900	1,051,217
Japan Information Processing Service Co., Ltd.	47,400	321,531
#*Japan Radio Co., Ltd.	354,000	1,182,004
Jastec Co., Ltd.	21,800	498,706
Jiec Co., Ltd.	87	95,126

	Shares	Value††
Kaga Electronics Co., Ltd.	78,400	$2,168,130
#Kanematsu Electronics, Ltd.	45,500	339,043
*Kasuga Electric Works, Ltd.	17,000	48,736
Kawatetsu Systems, Inc.	112	148,670
Koa Corp.	120,000	1,234,196
#Komatsu Electronics Metals Co., Ltd.	74,200	1,346,130
#Kubotek Corp.	285	244,315
Kyoden Co., Ltd.	123,000	977,630
#Kyowa Electronic Instruments Co., Ltd.	52,000	213,597
Macnica, Inc.	43,900	1,421,114
Marubeni Infotec Corp.	21,000	70,326
Marubun Corp.	67,600	917,029
Maruwa Co., Ltd.	26,100	703,510
Maspro Denkoh Corp.	45,900	437,665
#Megachips Corp.	59,900	1,100,782
Melco Holdings, Inc.	9,000	289,246
#Mimasu Semiconductor Industry Co., Ltd.	64,700	1,239,766
Miroku Jyoho Service Co., Ltd.	63,000	222,413
Mitsui High-Tec, Inc.	104,300	1,358,236
Mitsui Knowledge Industry Co., Ltd.	20,100	219,190
Mitsumi Electric Co., Ltd.	182,700	2,071,156
Moritex Corp.	15,000	117,463
*Mutoh Industries, Ltd.	102,000	274,062
*Nagano Japan Radio Co., Ltd.	63,000	177,326
Nakayo Telecommunications, Inc.	49,000	229,796
#NEC Fielding, Ltd.	138,100	2,717,096
NEC Infrontia Corp.	307,000	1,478,297
#NEC Mobiling, Ltd.	31,300	719,555
#NEC Tokin Corp.	295,000	2,010,104
#Netmarks, Inc.	402	916,889
#New Japan Radio Co., Ltd.	72,000	490,460
Nichicon Corp.	260,200	3,474,145
Nihon Dempa Kogyo Co., Ltd.	54,200	2,102,638
Nihon Inter Electronics Corp.	76,700	619,260
Nippon Avionics Co., Ltd.	62,000	301,560
#Nippon Ceramic Co., Ltd.	60,000	840,627
Nippon Chemi-Con Corp.	336,000	2,074,904
Nippon System Development Co., Ltd.	63,900	2,088,975
Nippon Systemware Co., Ltd.	30,000	238,672
Nissho Electronics Corp.	49,900	486,221
NIWS Co., Ltd.	1,627	2,216,728
Nohmi Bosai, Ltd.	102,000	666,378
Okaya Electric Industries Co., Ltd.	32,000	145,621
Ono Sokki Co., Ltd.	71,000	455,555
#Origin Electric Co., Ltd.	85,000	543,434
#Osaki Electric Co., Ltd.	88,000	721,541
PCA Corp.	17,500	417,383
Pulstec Industrial Co., Ltd.	21,200	90,290
Ricoh Elemex Corp.	61,000	704,108
Rikei Corp.	22,500	72,513
Riken Keiki Co., Ltd.	48,000	478,705
#Roland DG Corp.	44,900	1,290,788
Ryoden Trading Co., Ltd.	113,000	924,866
Ryosan Co., Ltd.	96,000	2,544,946
Ryoyo Electro Corp.	80,700	1,226,817
Sanko Co., Ltd.	12,000	90,521
Sanshin Electronics Co., Ltd.	79,000	897,632
Satori Electric Co., Ltd.	42,180	779,568

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Sekonic Corp.	17,000	$59,978
#Shindengen Electric Manufacturing Co., Ltd.	217,000	1,111,985
Shinkawa, Ltd.	50,800	1,294,130
Shinko Shoji Co., Ltd.	57,000	718,196
#Shizuki Electric Co., Inc.	62,000	227,855
Siix Corp.	25,800	428,149
SMK Corp.	200,000	1,382,584
#Software Research Associates, Inc.	15,100	338,133
Sokkisha Co., Ltd.	69,000	243,245
Sorun Corp.	67,400	582,092
*SPC Electronics Corp.	29,000	108,269
Star Micronics Co., Ltd.	141,000	2,295,581
#Sumida Corp.	48,149	1,003,697
#Sumisho Computer Systems Corp.	92,600	1,970,394
SunTelephone Co., Ltd.	92,000	851,591
Tabai Espec Corp.	58,000	931,980
Tachibana Eletech Co., Ltd.	43,000	430,458
Tamura Corp.	202,000	945,335
Tamura Taiko Holdings, Inc.	163,000	1,345,612
#*Teac Corp.	493,000	899,114
Teikoku Tsushin Kogyo Co., Ltd.	110,000	610,346
TKC Corp.	75,200	1,559,004
Toko, Inc.	232,000	773,770
#Tokyo Denpa Co., Ltd.	15,000	214,579
Tokyo Electron Device, Ltd.	198	487,815
Tomen Electronics Corp.	41,700	1,128,151
Tose Co., Ltd.	12,200	171,710
#Toshiba Ceramics Co., Ltd.	383,000	1,433,516
#*Totoku Electric Co., Ltd., Tokyo	91,000	193,614
Toukei Computer Co., Ltd.	19,610	267,445
#Towa Corp.	33,000	223,411
*Towa Meccs Corp.	75,000	119,553
#Toyo Corp.	82,500	1,309,688
#Trans Cosmos, Inc.	53,800	4,155,395
Tsuzuki Densan Co., Ltd.	14,200	87,965
Uniden Corp.	197,000	3,840,951
Ve Data, Inc.	25,000	86,176
Yamaichi Electronics Co., Ltd.	50,100	820,904
Yaskawa Information Systems Corp.	23,400	106,490
Yokowo Co., Ltd.	45,000	576,149
Zuken, Inc.	69,100	749,208
Total Information Technology		158,078,697
Materials — (8.3%)
Achilles Corp.	549,000	1,241,263
Adenka Corp.	59,000	911,438
Agro-Kanesho Co., Ltd.	7,000	58,952
Arakawa Chemical Industries, Ltd.	34,500	486,609
Aronkasei Co., Ltd.	83,000	453,752
Asahi Organic Chemicals Industry Co., Ltd.	244,000	1,074,910
Chuetsu Pulp and Paper Co., Ltd.	259,000	719,177
*Chugai Mining Co., Ltd.	463,100	583,496
Chugoku Marine Paints, Ltd.	173,000	961,150
#Chugokukogyo Co., Ltd.	69,000	234,215
#*Co-Op Chemical Co., Ltd.	163,000	326,017
#*Dai Nippon Toryo, Ltd.	342,000	751,212
#Dai-Ichi Kogyo Seiyaku Co., Ltd.	76,000	284,200
#Daiken Corp.	317,000	1,243,577
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	251,000	1,322,552

	Shares	Value††
Dainippon Shigyo Co., Ltd.	25,000	$103,683
#Daio Paper Corp.	122,000	1,039,708
#Daiso Co., Ltd.	259,000	1,025,068
DC Co., Ltd.	58,000	269,406
Dijet Industrial Co., Ltd.	34,000	119,515
FP Corp.	56,100	1,733,738
Fujikura Kasei Co., Ltd.	74,000	900,643
Fumakilla, Ltd.	59,000	185,907
Geostar Corp.	10,000	36,686
Godo Steel, Ltd.	417,000	2,388,259
#Gun-Ei Chemical Industry Co., Ltd.	207,000	839,747
Harima Chemicals, Inc.	47,000	278,329
Hodogaya Chemical Co., Ltd.	184,000	967,120
Hokkai Can Co., Ltd., Tokyo	159,000	561,929
Hokko Chemical Industry Co., Ltd.	71,000	344,933
Hokuetsu Paper Mills, Ltd.	457,000	2,363,153
Hokushin Co., Ltd.	39,900	103,895
Honshu Chemical Industry Co., Ltd.	17,000	122,526
Ihara Chemical Industry Co., Ltd.	106,000	409,029
ISE Chemicals Corp.	59,000	335,187
Ishihara Sangyo Kaisha, Ltd.	1,007,500	1,802,819
#*Ishii Iron Works Co., Ltd.	77,000	217,073
#Japan Carlit Co., Ltd.	46,000	387,059
JSP Corp.	72,500	683,580
#Kanto Denka Kogyo Co., Ltd.	139,000	563,261
Kasei (C.I.) Co., Ltd.	73,000	292,580
Katakura Chikkarin Co., Ltd.	43,000	161,176
*Kawasaki Kasei Chemicals, Ltd.	88,000	179,980
#Kishu Paper Co., Ltd.	233,000	595,068
Koatsu Gas Kogyo Co., Ltd.	135,000	868,010
Kohsoku Corp.	48,000	317,862
Komatsu Wall Industry Co., Ltd.	26,400	528,475
Konishi Co., Ltd.	41,700	401,039
Kumiai Chemical Industry Co., Ltd., Tokyo	218,000	581,529
Kureha Chemical Industry Co., Ltd.	493,000	2,562,586
Kurimoto, Ltd.	314,000	988,869
#Kurosaki Harima Corp.	247,000	1,343,714
MEC Co., Ltd.	22,000	502,450
Mesco, Inc.	15,000	97,549
*Mitsubishi Paper Mills, Ltd.	844,000	1,899,590
Mitsubishi Plastics, Inc.	548,000	1,952,674
Mitsubishi Shindoh Co., Ltd.	145,000	610,169
#Mitsubishi Steel Manufacturing Co., Ltd.	375,000	2,691,577
#*Mitsui Mining Co., Ltd.	384,000	1,144,451
Mory Industries, Inc.	85,000	283,364
Nakabayashi Co., Ltd.	147,000	448,197
Nakayama Steel Works, Ltd.	327,000	1,622,650
#Neturen Co., Ltd., Tokyo	106,000	1,059,583
Nichia Steel Works, Ltd.	114,900	566,556
Nichireki Co., Ltd.	65,000	236,402
Nifco, Inc.	152,000	2,874,051
Nihon Kagaku Sangyo Co., Ltd.	44,000	343,491
Nihon Matai Co., Ltd.	50,000	132,844
Nihon Nohyaku Co., Ltd.	170,000	523,925
Nihon Parkerizing Co., Ltd.	171,000	2,683,628
Nihon Seiko Co., Ltd.	11,000	42,056
*Nippon Carbide Industries Co., Inc., Tokyo	139,000	292,173
#Nippon Chemical Industrial Co., Ltd.	235,000	677,670

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
#Nippon Concrete Industries Co., Ltd.	88,000	$280,346
#Nippon Denko Co., Ltd.	280,000	997,042
Nippon Fine Chemical Co., Ltd.	65,000	464,707
Nippon Foil Mfg., Co., Ltd.	51,000	132,648
#*Nippon Kasei Chemical Co., Ltd.	260,000	700,173
#Nippon Kinzoku Co., Ltd.	130,000	334,497
#*Nippon Koshuha Steel Co., Ltd.	350,000	969,854
#Nippon Metal Industry Co., Ltd.	440,000	1,016,413
Nippon Paint Co., Ltd.	208,000	921,958
Nippon Pigment Co., Ltd.	11,000	44,455
#Nippon Pillar Packing Co., Ltd.	43,000	294,232
Nippon Soda Co., Ltd.	350,000	1,192,304
Nippon Synthetic Chemical Industry Co., Ltd.	244,000	796,923
#Nippon Valqua Industries, Ltd.	242,000	878,723
#Nippon Yakin Kogyo Co., Ltd.	230,000	869,777
Nittetsu Mining Co., Ltd.	227,000	1,521,754
Nitto FC Co., Ltd.	72,000	487,545
Noda Corp.	33,800	195,582
NOF Corp.	523,000	2,842,454
Okamoto Industries, Inc.	317,000	1,324,026
#Okura Industrial Co., Ltd.	148,000	870,293
Osaka Steel Co., Ltd.	116,300	2,069,495
#Pacific Metals Co., Ltd.	508,000	2,473,652
Riken Technos Corp.	143,000	644,688
#*S Science Co., Ltd.	2,420,000	1,268,593
#S.T. Chemical Co., Ltd.	81,700	1,320,351
Sakai Chemical Industry Co., Ltd.	266,000	1,239,962
Sakata INX Corp.	157,000	777,938
Sanyo Chemical Industries, Ltd.	324,000	2,725,925
Sanyo Special Steel Co., Ltd.	332,000	3,674,651
Sekisui Plastics Co., Ltd.	256,000	976,050
Shikoku Chemicals Corp.	146,000	819,546
Shinagawa Refractories Co., Ltd.	162,000	836,036
Shin-Etsu Polymer Co., Ltd.	212,000	2,904,599
#Showa Highpolymer Co., Ltd.	112,000	398,676
Showa Tansan Co., Ltd.	49,000	189,228
Somar Corp.	43,000	286,583
#Stella Chemifa Corp.	31,700	1,188,002
#Sumitomo Light Metal Industries, Ltd.	951,000	2,535,699
Sumitomo Pipe & Tube Co., Ltd.	76,000	523,232
Sumitomo Seika Chemicals Co., Ltd.	186,000	1,014,902
Sumitomo Titanium Corp.	39,000	5,822,248
Taisei Lamick Co., Ltd.	13,100	374,603
#Takasago International Corp.	271,000	1,246,355
#Takiron Co., Ltd.	195,000	810,551
Tateho Chemical Industries Co., Ltd.	26,500	139,595
Tayca Corp.	124,000	437,287
*Titan Kogyo Kabushiki Kaisha	36,000	88,153
#Toda Kogyo Corp.	92,000	407,408
Tohcello Co., Ltd.	83,000	691,310
#*Toho Rayon Co., Ltd.	345,000	2,537,334
#Toho Zinc Co., Ltd.	354,000	2,772,073
#*Tohpe Corp.	36,000	72,501
#Tokai Carbon Co., Ltd.	534,000	2,484,394
#Tokai Pulp & Paper Co., Ltd.	157,000	563,968
Tokushu Paper Manufacturing Co., Ltd.	146,000	896,929

	Shares	Value††
Tokyo Rope Manufacturing Co., Ltd.	404,000	$1,118,485
#Tokyo Tekko Co., Ltd.	112,000	727,121
Tomoegawa Paper Co., Ltd.	80,000	331,318
Tomoku Co., Ltd.	220,000	628,202
#Topy Industries, Ltd.	571,000	2,365,057
#Toyo Kohan Co., Ltd.	255,000	1,129,764
Tsutsunaka Plastic Industry Co., Ltd.	100,000	426,088
TYK Corp.	82,000	240,173
Ube Material Industries, Ltd.	192,000	636,317
#Wood One Co., Ltd.	122,000	737,269
Yamamura Glass Co., Ltd.	319,000	1,102,353
Yamato Kogyo Co., Ltd.	160,000	2,679,669
Yodogawa Steel Works, Ltd.	464,000	2,752,188
Yuki Gosei Kogyo Co., Ltd.	31,000	125,715
#Yushiro Chemical Industry Co., Ltd.	38,000	1,037,126
Total Materials		138,325,779
Financials — (8.2%)
Aichi Bank, Ltd.	11,500	1,397,392
Akita Bank, Ltd.	511,000	2,816,480
Aomori Bank, Ltd.	473,000	2,008,256
*Azel Corp., Tokyo	132,000	457,710
Bank of Okinawa, Ltd.	50,400	2,560,486
Bank of Saga, Ltd.	475,000	2,133,812
Bank of the Ryukyus, Ltd.	80,780	2,666,766
#Central Finance Co., Ltd.	254,000	3,001,218
Century Leasing System, Inc.	136,000	2,383,995
#*Chiba Kogyo Bank, Ltd.	129,700	2,823,921
Chukyo Bank, Ltd.	565,000	2,055,999
#Cosmo Securities Co., Ltd.	1,099,000	3,204,718
Credia Co., Ltd.	28,000	533,900
Daibiru Corp.	288,000	3,361,484
Daiko Clearing Services Corp.	38,000	653,755
Daisan Bank, Ltd.	480,000	1,732,618
Daiwa Kosho Lease Co., Ltd.	375,000	2,209,514
Ehime Bank, Ltd.	410,000	1,742,107
#Eighteenth Bank, Ltd.	452,000	2,859,061
Fukui Bank, Ltd.	674,000	2,769,196
Fukushima Bank, Ltd.	523,000	1,186,215
*Gro-BeLS Co., Ltd.	134,000	272,249
Higashi-Nippon Bank, Ltd.	471,000	2,802,143
#Hokuetsu Bank, Ltd.	588,000	1,819,583
Ichiyoshi Securities Co., Ltd.	131,000	2,332,516
Jaccs Co., Ltd.	207,000	2,314,082
Kagawa Bank, Ltd.	205,350	1,279,865
#*Kanto Tsukuba Bank, Ltd.	76,300	1,689,229
Keihanshin Real Estate Co., Ltd.	117,000	1,087,175
Kita-Nippon Bank, Ltd.	20,406	1,093,735
Kiyo Bank, Ltd.	1,083,000	3,141,564
Kobayashi Yoko Co., Ltd.	21,600	352,231
#Kosei Securities Co., Ltd.	226,000	625,936
#*Kyushu-Shinwa Holdings, Inc.	910,000	2,599,275
Marusan Securities Co., Ltd.	197,000	2,069,133
Meiwa Estate Co., Ltd.	63,600	983,614
Michinoku Bank, Ltd.	425,000	1,851,489
Minato Bank, Ltd.	965,000	3,773,628
Mito Securities Co., Ltd.	200,000	1,599,928
Mitsubishi UFJ Financial Group, Inc.	1	12,120
Miyazaki Bank, Ltd.	386,000	2,034,426
#*Momiji Holdings, Inc.	743	2,669,794

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Nagano Bank, Ltd.	230,000	$870,668
#Nisshin Fire & Marine Insurance Co., Ltd.	494,000	1,982,175
#Odakyu Real Estate Co., Ltd.	120,000	685,636
Oita Bank, Ltd.	301,000	2,428,715
Osaka Securities Finance Co., Ltd.	54,000	344,828
Pocket Card Co., Ltd.	41,000	1,162,029
Ricoh Leasing Co., Ltd.	82,700	2,346,557
#Sankei Building Co., Ltd.	175,000	1,706,544
#Sanyo Electric Credit Co., Ltd.	83,700	1,710,259
Shimizu Bank, Ltd.	23,200	1,178,946
Shinki Co., Ltd.	192,100	1,922,602
Shoei Co., Ltd.	31,680	1,016,921
Suruga Corp.	28,600	2,277,419
#Tachihi Enterprise Co., Ltd.	38,350	2,001,897
Takagi Securities Co., Ltd.	156,000	976,310
The Daito Bank, Ltd.	376,000	987,191
TOC Co., Ltd.	373,950	2,564,234
Tochigi Bank, Ltd.	295,000	2,576,649
Toho Bank, Ltd.	578,000	3,155,721
#Toho Real Estate Co., Ltd.	152,000	1,714,731
Tohoku Bank, Ltd.	194,000	580,133
Tokai Tokyo Securities Co., Ltd.	740,250	4,430,139
Tokushima Bank, Ltd.	186,200	1,669,752
Tokyo Rakutenchi Co., Ltd.	147,000	745,342
#Tokyo Theatres Co., Inc., Tokyo	199,000	854,598
Tokyu Community Corp.	35,700	973,708
#Tokyu Livable Inc.	39,500	2,462,710
Tomato Bank, Ltd.	290,000	864,634
Tottori Bank, Ltd.	235,000	786,681
Towa Bank, Ltd.	608,000	1,886,802
#*Towa Real Estate Development Co., Ltd.	286,500	1,640,752
#Toyo Securities Co., Ltd.	217,000	1,368,412
Yamagata Bank, Ltd.	485,000	2,872,800
Yuraku Real Estate Co., Ltd.	146,000	1,000,725
Total Financials		136,709,538
Consumer Staples — (7.3%)
Aderans Co., Ltd.	91,750	2,746,005
Ahjikan Co., Ltd.	10,500	84,953
Ariake Japan Co., Ltd.	88,100	2,172,404
Asahi Soft Drinks Co., Ltd.	137,500	1,659,446
Bull Dog Sauce Co., Ltd.	37,000	404,556
Calpis Co., Ltd.	213,000	1,481,721
#*Cawachi, Ltd.	63,800	2,702,388
CFS Corp.	61,500	458,225
Chuo Gyorui Co., Ltd.	61,000	165,539
Coca-Cola Central Japan Co., Ltd.	248	2,103,077
CVS Bay Area, Inc.	30,000	99,161
DyDo Drinco, Inc.	43,300	1,608,481
Echo Trading Co., Ltd.	11,000	146,776
Ensuiko Sugar Refining Co., Ltd.	72,000	260,943
Fancl Corp.	51,400	2,750,432
*First Baking Co., Ltd.	98,000	196,021
#Fuji Oil Co., Ltd.	224,100	2,081,662
Fujicco Co., Ltd.	78,000	1,078,028
#Fujiya Co., Ltd.	325,000	836,258
Hagoromo Foods Corp.	41,000	407,467
Harashin Co., Ltd.	42,000	670,823
#Hayashikane Sangyo Co., Ltd.	166,000	281,419
Heiwado Co., Ltd.	151,000	3,246,642

	Shares	Value††
#*Hohsui Corp.	56,000	$109,789
Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	569,273
#Hokuto Corp.	89,300	1,415,739
Inageya Co., Ltd.	126,000	973,463
Itochu Shokuh Co., Ltd.	33,600	1,421,204
#Itoham Foods, Inc.	539,000	2,191,718
Izumiya Co., Ltd.	232,000	2,058,316
J-Oil Mills, Inc.	426,000	2,196,617
K.R.S. Corp.	25,500	387,107
#Kagome Co., Ltd.	244,900	2,576,333
Kameda Seika Co., Ltd.	54,600	530,576
*Kanebo, Ltd.	104,200	318,074
Kasumi Co., Ltd.	152,000	1,007,962
Katokichi Co., Ltd.	111,100	757,924
Key Coffee, Inc.	56,400	750,774
Kibun Food Chemifa Co., Ltd.	73,000	1,702,006
Kinki Coca-Cola Bottling Co., Ltd.	171,000	1,820,193
Kirindo Co., Ltd.	10,300	138,568
Kyodo Shiryo Co., Ltd.	225,000	434,290
Kyokuyo Co., Ltd.	291,000	800,794
#Life Corp.	140,400	1,986,966
Mandom Corp.	62,800	1,484,900
Marudai Food Co., Ltd.	333,000	958,670
#Maruetsu, Inc.	313,000	1,096,767
#Maruha Group, Inc.	768,000	1,828,431
Maruya Co., Ltd.	14,000	103,482
Maxvalu Tohok Co., Ltd.	18,200	195,635
Meito Sangyo Co., Ltd.	58,400	955,784
#Mercian Corp.	380,000	1,381,931
Mikuni Coca-Cola Bottling Co., Ltd.	137,000	1,350,035
Milbon Co., Ltd.	32,040	1,031,138
Ministop Co., Ltd.	75,400	1,717,602
#Mitsui Sugar Co., Ltd.	360,850	1,464,956
#Miyoshi Oil & Fat Co., Ltd.	178,000	428,317
Morinaga & Co., Ltd.	697,000	2,175,420
Morinaga Milk Industry Co., Ltd.	713,000	2,606,093
Morishita Jinton Co., Ltd.	32,800	127,280
Morozoff, Ltd., Osaka	84,000	278,427
Myojo Foods Co., Ltd.	91,000	538,061
#Nagatanien Co., Ltd.	96,000	728,402
Nakamuraya Co., Ltd.	152,000	1,106,823
Nichiro Corp.	419,000	1,029,722
Nihon Shokuh Kako Co., Ltd.	71,000	301,964
Niitaka Co., Ltd.	7,260	81,778
#Nippon Beet Sugar Manufacturing Co., Ltd.	363,000	1,042,068
Nippon Flour Mills Co., Ltd.	477,000	2,131,019
Nippon Formula Feed Manufacturing Co., Ltd.	144,000	299,640
Nippon Suisan Kaisha, Ltd.	529,000	2,137,265
Nissin Sugar Manufacturing Co., Ltd.	102,000	404,235
Nitto Flour Milling Co., Ltd.	90,000	312,491
#Nosan Corp.	317,000	1,030,730
#Oenon Holdings, Inc.	159,000	593,838
Oie Sangyo Co., Ltd.	13,200	132,995
Okuwa Co., Ltd.	123,000	1,821,893
Olympic Corp.	48,200	422,983
Oriental Yeast Co., Ltd.	77,000	487,641
Pigeon Corp.	46,900	607,060
Poplar Co., Ltd.	19,660	269,272

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Posful Corp.	47,600	$242,612
*Prima Meat Packers, Ltd.	533,000	934,172
Q'Sai Co., Ltd.	81,600	746,260
Riken Vitamin Co., Ltd.	58,400	1,404,627
Rock Field Co., Ltd.	32,000	664,351
S Foods, Inc.	77,500	727,042
#Sakata Seed Corp.	132,300	1,868,603
#Seijo Corp.	27,200	684,824
Shikoku Coca-Cola Bottling Co., Ltd.	55,700	715,218
Shoei Foods Corp.	35,000	229,101
Showa Sangyo Co., Ltd.	438,000	1,383,469
#*Snow Brand Milk Products Co., Ltd.	615,500	2,676,969
Snow Brand Seed Co., Ltd.	30,000	142,335
Sogo Medical Co., Ltd.	13,400	316,053
Sonton Food Industry Co., Ltd.	43,000	449,537
#Sotetsu Rosen Co., Ltd.	60,000	297,320
Starzen Corp.	195,000	616,846
#Sugi Pharmacy Co., Ltd.	69,600	3,314,811
#T.Hasegawa Co., Ltd.	107,400	1,594,388
The Nisshin Oillio Group, Ltd.	346,000	2,381,583
Three F Co., Ltd.	12,200	108,832
*Tobu Store Co., Ltd.	165,000	517,607
Toho Co., Ltd.	58,000	423,064
Tokyu Store Chain Corp.	175,000	824,481
Torigoe Co., Ltd.	63,000	539,170
#*Toyo Sugar Refining Co., Ltd.	105,000	182,684
*Tsuruha Holdings, Inc.	46,400	2,132,429
U.Store Co., Ltd.	63,600	537,337
#Unicafe, Inc.	14,260	207,360
Unimat Offisco Corp.	45,500	672,746
Valor Co., Ltd.	69,200	2,682,413
Wakodo Co., Ltd.	12,200	353,187
#Warabeya Nichiyo Co., Ltd.	41,360	620,348
Yaizu Suisankagaku Industry Co., Ltd.	27,500	370,492
#Yaoko Co., Ltd.	51,300	1,235,193
#Yomeishu Seizo Co., Ltd.	82,000	765,857
Yonekyu Corp.	69,000	833,937
#Yukiguni Maitake Co., Ltd.	60,580	271,584
Total Consumer Staples		121,123,703
Health Care — (3.2%)
Aloka Co., Ltd.	63,000	569,773
As One Corp.	44,580	1,168,451
Create Medic Co., Ltd.	21,000	292,593
#Eiken Chemical Co., Ltd.	54,000	649,006
Fuso Pharmaceutical Industries, Ltd.	234,000	774,676
Hitachi Medical Corp.	100,000	1,159,798
Hogy Medical Co., Ltd.	41,900	2,257,198
Iwaki & Co., Ltd.	38,000	134,477
#Japan Medical Dynamic Marketing, Inc.	38,300	356,724
#Jeol, Ltd.	210,000	1,194,126
JMS Co., Ltd.	69,000	249,527
Kaken Pharmaceutical Co., Ltd.	286,000	2,224,127
Kawamoto Corp.	4,000	23,447
Kawanishi Holdings, Ltd.	3,500	53,943
Kawasumi Laboratories, Inc.	35,000	227,261
#Kissei Pharmaceutical Co., Ltd.	176,000	3,160,619
KYORIN Pharmaceutical Co., Ltd.	203,000	2,403,985

	Shares	Value††
Miraca Holdings, Inc.	63,000	$1,372,205
Mochida Pharmaceutical Co., Ltd.	330,000	2,715,605
#Nichii Gakkan Co.	95,200	2,417,088
Nihon Kohden Corp.	119,000	1,943,071
#Nikken Chemicals Co., Ltd.	171,000	561,409
#*Nippon Chemiphar Co., Ltd.	87,000	658,014
Nippon Shinyaku Co., Ltd.	183,000	1,520,040
Nipro Corp.	171,000	2,500,918
Nissui Pharmaceutical Co., Ltd.	51,000	415,566
Paramount Bed Co., Ltd.	87,300	2,049,754
Rion Co., Ltd.	5,000	35,882
#Rohto Pharmaceutical Co., Ltd.	298,000	2,964,821
Seikagaku Corp.	147,500	1,610,954
#SS Pharmaceutical Co., Ltd., Tokyo	338,000	2,605,529
Teikoku Hormone Manufacturing Co., Ltd.	74,000	779,089
Topcon Corp.	120,000	4,155,485
Torii Pharmaceutical Co., Ltd.	74,900	1,596,821
Towa Pharmaceutical Co., Ltd.	41,900	950,750
#*Toyama Chemicals Co., Ltd.	510,000	3,269,644
Vital-Net, Inc.	98,800	626,190
Wakamoto Pharmaceutical Co., Ltd.	77,000	317,147
#Zeria Pharmaceutical Co., Ltd.	116,000	1,092,713
Total Health Care		53,058,426
Energy — (0.9%)
AOC Holdings, Inc.	20,000	361,182
#*Fuji Kosan Co., Ltd.	178,000	326,058
Itochu Enex Co., Ltd.	250,000	2,024,294
Japan Oil Transportation Co., Ltd.	64,000	213,704
Kanto Natural Gas Development Co., Ltd.	138,000	973,335
#Kyoei Tanker Co., Ltd.	78,000	272,603
Mitsuuroko Co., Ltd.	172,000	1,243,136
Modec, Inc.	93,100	2,919,737
#Nippon Gas Co., Ltd.	115,000	1,058,860
Petrolub International Co., Ltd.	52,900	230,566
#Sala Corp.	84,000	463,210
San-Ai Oil Co., Ltd.	191,000	954,184
Shinko Plantech Co., Ltd.	104,000	613,517
Sinanen Co., Ltd.	181,000	1,180,939
Toa Oil Co., Ltd.	238,000	553,395
#*Toyo Kanetsu KK	341,000	956,705
Total Energy		14,345,425
Telecommunication Services — (0.6%)
Hokkaido Gas Co., Ltd.	127,000	402,030
Hokuriku Gas Co., Ltd.	64,000	218,433
JSAT Corp.	820	1,623,362
Okinawa Electric Power Co., Ltd.	44,010	2,425,016
#Saibu Gas Co., Ltd.	982,000	2,257,929
Shizuokagas Co., Ltd.	178,000	1,228,025
Tokai Corp.	178,000	1,237,869
Total Telecommunication Services		9,392,664
Other — (0.0%)
*Akai Electric Co., Ltd.	363,000	3,078
*Fujii & Co., Ltd.	44,000	373
*Gajoen Kanko KK	37,000	0
*GKN D1 Tochigi Holdings Shares	51	144,003
*Kakuei (L.) Corp.	100,000	848
*Kirayaka Holdings, Inc.	98,000	332,386

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Maruishi Holdings Co., Ltd.	214,000	$1,815
*New Real Property KK	43,900	0
*Nichiboshin, Ltd.	1,190	1,009
*Takarabune Corp.	26,000	220
Total Other		483,732
TOTAL COMMON STOCKS		1,303,574,324
RIGHTS/WARRANTS — (0.0%)
*Kanematsu Corp. Warrants 03/31/06	20,125	0
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (21.7%)
▲Repurchase Agreement, Mizuho Securities USA 3.60%, 01/03/06 (Collateralized by $513,930,015 U.S. STRIPS, rates ranging from 0% to 7.50%, maturities ranging from 02/15/08 to 08/15/21, valued at $337,620,000) to be repurchased at $331,132,400	$331,000	331,000,000
▲Repurchase Agreement, Deutsche Bank Securities 3.60%, 01/03/06 (Collateralized by $16,490,254 U.S. TIPS 2.00%, 01/15/14, valued at $17,845,747) to be repurchased at $17,502,828	17,496	17,495,830
Repurchase Agreement, PNC Capital Markets, Inc. 4.05%, 01/04/06 (Collateralized by $12,659,000 FHLMC Notes 4.00%, 09/22/09, valued at $12,484,939) to be repurchased at $12,306,919	12,300	12,300,000
TOTAL TEMPORARY CASH INVESTMENTS		360,795,830
TOTAL INVESTMENTS — (100.0%) (Cost $1,370,919,387)^		$1,664,370,154

  ^  The cost for federal income tax purposes is $1,374,183,169.

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS

December 31, 2005
(Unaudited)

	Shares	Value††
AUSTRALIA — (44.6%)
COMMON STOCKS — (44.5%)
A.I., Ltd.	129,195	$21,143
A.P. Eagers, Ltd.	28,067	155,752
AAV, Ltd.	192,653	131,662
#ABB Grain, Ltd.	389,031	1,995,238
ABC Learning Centres, Ltd.	729,584	3,842,514
*Acclaim Exploration NL	435,905	7,295
*Adacel Technologies, Ltd.	113,249	33,041
ADCorp Australia, Ltd.	123,389	63,293
Adelaide Bank, Ltd.	296,576	2,805,975
Adelaide Brighton, Ltd.	1,513,416	2,320,714
#Adsteam Marine, Ltd.	723,622	984,925
Adtrans Group, Ltd.	32,047	78,356
*Agenix, Ltd.	333,983	63,793
*AGT Biosciences, Ltd.	261,684	117,171
*Ainsworth Game Technology, Ltd.	393,653	148,359
AJ Lucas Group, Ltd.	85,235	53,157
Alesco Corp., Ltd.	188,203	1,369,998
*Alkane Exploration, Ltd.	185,165	28,578
*Allegiance Mining NL	702,073	74,744
*Allied Medical, Ltd.	11,824	0
*Altium, Ltd.	162,100	29,339
Amalgamated Holdings, Ltd.	320,951	1,058,647
Amcom Telecommunications, Ltd.	596,711	72,061
*Amity Oil NL	372,573	118,906
*Amrad Corp., Ltd.	211,023	73,790
*Anadis, Ltd.	136,900	40,439
Ansell, Ltd.	19,924	161,107
*Antaeus Energy, Ltd.	193,687	13,205
#ARB Corporation, Ltd.	151,288	317,259
#*Arc Energy, Ltd.	566,634	724,691
Ariadne Australia, Ltd.	286,001	113,172
#*Arrow Pharmaceuticals, Ltd.	2,452,130	5,611,810
Aspen Group, Ltd.	4,275	3,804
Atlas Group Holding, Ltd.	243,871	207,118
Atlas Pacific, Ltd.	82,585	16,061
#AuIron Energy, Ltd.	491,058	845,855
Ausdrill, Ltd.	183,417	124,982
*Ausmelt, Ltd.	36,118	10,603
Auspine, Ltd.	115,651	292,085
Austal, Ltd.	521,649	863,567
*Austar United Communications, Ltd.	4,130,450	3,612,119
Austereo Group, Ltd.	1,080,140	1,258,411
Austin Group, Ltd.	70,265	36,261
#Australand Property Group	766,964	1,162,286
#Australian Agricultural Co., Ltd.	667,681	768,510
*Australian Magnesium Corp., Ltd.	16,619	3,929
Australian Pharmaceutical Industries, Ltd.	717,359	1,527,309
#Australian Pipeline Trust	752,465	2,200,399
#*Australian Worldwide Exploration, Ltd.	1,061,973	1,766,356
Auto Group, Ltd.	41,309	8,177
#Autron Corporation, Ltd.	989,247	71,988
AV Jennings Homes, Ltd.	505,816	441,425
Avatar Industries, Ltd.	195,019	182,357
*Avexa, Ltd.	67,761	14,185

	Shares	Value††
*Ballarat Goldfields NL	2,137,767	$608,738
#Bank of Queensland, Ltd.	270,038	2,913,433
Baxter Group, Ltd.	89,652	350,192
#BayCorp Advantage, Ltd.	640,963	1,569,355
Beach Petroleum, Ltd.	1,963,084	1,417,446
Beaconsfield Gold NL	89,078	21,496
Bendigo Bank, Ltd.	367,307	3,145,480
*Bendigo Mining NL	921,655	1,115,074
*Betcorp, Ltd.	273,622	62,227
*Beyond International, Ltd.	61,256	27,842
#*Biota Holdings, Ltd.	489,627	529,312
Blackmores, Ltd.	37,565	397,382
*Blina Diamonds, Ltd. NL	13,703	5,401
Bolnisi Gold NL	724,156	816,383
Boom Logistics, Ltd.	402,222	969,625
*Boulder Group NL	717,587	102,625
*BQT Solutions, Ltd.	179,898	21,784
*Bradken, Ltd.	223,916	721,971
Brazin, Ltd.	276,893	354,264
Brickworks, Ltd.	24,266	226,559
Bridgestone Australia, Ltd.	66,100	145,650
*Broadcast Services Australia, Ltd.	337,438	69,244
*Buka Mineral, Ltd.	210,323	40,656
Cabcharge Australia, Ltd.	296,963	1,479,418
Campbell Brothers, Ltd.	113,632	897,730
*Campbell Brothers, Ltd.	22,254	174,564
Candle Australia, Ltd.	113,822	204,070
*Cape Range Wireless, Ltd.	3,581,304	54,783
#*Capral Aluminium, Ltd.	460,611	454,035
*Carpenter Pacific Resources, Ltd.	225,546	80,720
CDS Technologies, Ltd.	61,294	107,896
Cedar Woods Properties, Ltd.	77,414	173,038
*Cellestis, Ltd.	270,681	721,500
Cellnet Telecommunications Group, Ltd.	91,100	64,225
*Centamin Egypt, Ltd.	996,437	390,944
#Centennial Coal, Ltd.	815,697	2,285,078
Central Equity, Ltd.	183,928	269,338
*Charters Towers Gold Mines, Ltd.	727,142	69,654
#*Chemeq, Ltd.	166,742	84,234
Chiquita Brands South Pacific, Ltd.	348,787	153,795
Circadian Technologies, Ltd.	64,591	54,244
Citect Corp., Ltd.	109,822	123,033
#*City Pacific, Ltd.	139,481	397,494
*Climax Mining, Ltd.	870,299	121,140
#*Clough, Ltd.	1,236,465	339,796
*Clover Corp., Ltd.	269,348	32,504
*Cluff Resources Pacific NL	911,746	8,050
CMI, Ltd.	81,810	78,102
*CO2 Group, Ltd.	280,693	63,385
#Coates Hire, Ltd.	717,461	2,714,134
Codan, Ltd.	141,104	103,926
Coffey International, Ltd.	172,383	426,303
Collection House, Ltd.	224,054	227,995
#Colorado Group, Ltd.	245,109	744,178
#Commander Communications, Ltd.	534,264	755,061
*Compass Resources NL	88,000	90,941
#Consolidated Minerals, Ltd.	606,999	1,387,017

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Coplex Resources NL	231,400	$15,268
Corporate Express Australia, Ltd.	508,983	2,239,374
Count Financial, Ltd.	567,306	844,101
Coventry Group, Ltd.	91,754	397,475
*CPI, Ltd.	68,585	24,920
#Crane Group, Ltd.	157,104	1,129,337
*Croesus Mining NL	798,235	207,799
*Croesus Mining NL	79,823	20,780
*Cue Energy Resources, Ltd.	452,354	70,898
Danks Holdings, Ltd.	10,425	72,770
#DCA Group, Ltd.	509,294	1,482,706
#Devine, Ltd.	309,498	158,867
*Dioro Exploration NL	297,142	15,101
*Dominion Mining, Ltd.	192,017	154,646
*Dragon Mining NL	709,605	78,018
#*E.R.G., Ltd.	1,647,173	161,191
*Echelon Resources, Ltd.	7,950	4,132
*Emporer Mines, Ltd.	324,668	87,961
Energy Developments, Ltd.	385,015	1,157,159
*Energy World Corp., Ltd.	325,630	7,097
#Envestra, Ltd.	2,141,222	1,776,855
*Environmental Solutions International, Ltd.	13,473	3,259
Equigold NL	406,475	412,264
Evans & Tate, Ltd.	164,154	26,623
#Excel Coal, Ltd.	576,610	2,692,059
#*Falcon Minerals, Ltd.	240,897	88,707
Fantastic Holdings, Ltd.	240,681	520,094
FKP, Ltd.	496,336	1,868,136
#Fleetwood Corp., Ltd.	121,776	666,481
#Flight Centre, Ltd.	263,233	1,945,553
Forest Enterprises Australia, Ltd.	570,767	247,221
#*Fortescue Metals Group, Ltd.	636,676	2,553,364
#Funtastic, Ltd.	312,883	396,660
Futuris Corp., Ltd.	1,834,464	2,602,936
Gale Pacific, Ltd.	124,716	146,101
GasNet Australia Group	399,700	724,677
Gazal Corp., Ltd.	104,542	231,921
#*Genetic Technologies, Ltd.	830,383	250,701
*Geodynamics, Ltd.	212,778	251,301
*Giants Reef Mining, Ltd.	41,182	25,662
Globe International, Ltd.	882,836	177,938
*Gold Aura, Ltd.	41,097	2,124
*Goldstream Mining NL	151,648	37,573
Gowing Bros., Ltd.	79,311	152,231
*Gradipore, Ltd.	248,857	264,706
Graincorp, Ltd. Series A	97,210	771,936
Grand Hotel Group	625,825	401,225
GRD, Ltd.	550,201	1,206,024
#Great Southern Plantations, Ltd.	834,289	1,795,256
Green's Foods, Ltd.	197,278	85,367
GUD Holdings, Ltd.	174,840	957,256
#Gunns, Ltd.	921,934	2,190,867
*Gutnick Resources NL	17,866	589
GWA International, Ltd.	746,413	1,657,492
#*Hardman Resources, Ltd.	1,961,460	2,473,719
Healthscope, Ltd.	645,659	2,649,610
*Henry Walker Eltin Group, Ltd.	463,214	0
#*Herald Resources, Ltd.	69,910	33,581
HGL, Ltd.	91,977	123,179
#Hills Industries, Ltd.	459,802	1,641,516
Home Building Society, Ltd.	28,368	255,573

	Shares	Value††
*Horizon Oil, Ltd.	752,832	$76,859
#Housewares International, Ltd.	314,587	352,718
HPAL, Ltd.	274,861	353,040
#*Hutchison Telecommunications (Australia), Ltd.	1,455,265	299,175
IBA Health, Ltd.	552,155	241,883
*ICSGlobal, Ltd.	155,693	38,614
#iiNet, Ltd.	293,557	402,297
*Imdex, Ltd.	135,662	30,718
Incitec Pivot, Ltd.	125,614	1,586,328
*Independent Practitioner Network, Ltd.	457,414	26,871
*Indophil Resources NL	638,264	284,886
Infomedia, Ltd.	696,356	265,218
Institute of Drug Technology Australia, Ltd.	82,205	107,233
#Integrated Group, Ltd.	145,820	187,952
Integrated Research, Ltd.	261,513	101,595
Integrated Tree Cropping, Ltd.	95,052	65,729
*Intellect Holdings, Ltd.	48,362	9,701
*Intermoco, Ltd.	1,067,459	39,933
International All Sports, Ltd.	58,815	19,609
Invocare, Ltd.	260,393	799,379
#IOOF Holdings, Ltd.	168,916	874,295
#Iress Market Technology, Ltd.	312,860	1,029,557
IWL, Ltd.	163,678	473,530
*Ixla, Ltd.	89,921	1,516
JB Hi-Fi, Ltd.	281,832	830,995
#Jones (David), Ltd.	1,260,395	2,144,080
#Jubilee Mines NL	358,412	1,968,430
Just Group, Ltd.	605,300	1,098,663
K&S Corp., Ltd.	140,818	340,834
*Kagara Zinc, Ltd.	437,281	730,063
*Keycorp, Ltd.	156,412	167,060
*Kids Campus, Ltd.	69,303	42,570
*Kimberley Diamond Co. NL	274,068	278,117
*Kings Minerals NL	516,989	73,832
Kingsgate Consolidated, Ltd.	218,112	732,067
Kresta Holdings, Ltd.	231,002	45,638
*Lakes Oil NL	2,260,738	31,433
Lemarne Corp., Ltd.	20,790	36,350
*Leyshon Resources, Ltd.	103,357	16,727
Lighting Corp., Ltd.	180,200	86,520
*Longreach Group, Ltd.	276,023	19,350
*Lynas Corp., Ltd.	433,768	47,638
#MacArthur Coal, Ltd.	482,490	1,814,732
MacMahon Holdings, Ltd.	1,223,199	552,225
*Macmin Silver, Ltd.	343,722	64,053
*Macquarie Telecom Group, Ltd.	35,019	26,058
Magellan Petroleum Australia, Ltd.	32,760	31,875
*Magnesium International, Ltd.	32,803	15,702
*Maryborough Sugar Factory, Ltd.	600	4,158
*Matrix Oil NL	284,183	17,917
#MaxiTRANS Industries, Ltd.	482,299	283,431
#McGuigan Simeon Wines, Ltd.	308,409	654,899
McPherson's, Ltd.	146,587	215,044
*Medica Holdings, Ltd.	31,587	19,720
Melbourne IT, Ltd.	85,583	89,297
#*Metabolic Pharmaceuticals, Ltd.	700,000	235,294
#*Metal Storm, Ltd.	1,482,706	215,906
#MFS, Ltd.	276,486	608,108
#*Miller's Retail, Ltd.	566,259	512,769

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Minara Resources, Ltd.	1,335,759	$1,850,792
#Mincor Resources NL	492,383	232,092
Monadelphous Group, Ltd.	206,244	716,633
*Mosaic Oil NL	756,146	93,580
*Multiemedia, Ltd.	4,822,552	42,645
*MXL, Ltd.	932,804	59,580
MYOB, Ltd.	917,057	712,870
Namoi Cotton Cooperative, Ltd.	176,490	84,188
National Can Industries, Ltd.	97,017	105,527
New Hope Corp., Ltd.	1,418,459	1,294,185
*Norwood Abbey, Ltd.	326,063	111,919
*Novera Energy, Ltd.	62,826	62,368
#*Novogen, Ltd.	246,646	903,750
Nufarm, Ltd.	287,774	2,436,573
#*Nylex, Ltd.	2,499,758	292,737
Oakton, Ltd.	248,733	431,741
Oamps, Ltd.	424,530	1,049,983
*Occupational & Medical Innovations, Ltd.	31,208	22,550
#*Oceana Gold, Ltd.	944,000	480,789
*Orbital Engine Corp., Ltd.	537,358	38,134
OrotonGroup, Ltd.	79,968	114,581
#*Oxiana, Ltd.	3,013,469	3,826,020
Pacific Brands, Ltd.	1,413,411	2,750,940
Pacific Group, Ltd.	320,974	416,922
#*Paladin Resources, Ltd.	1,233,382	1,768,715
*Palm Springs, Ltd.	278,505	7,929
#*Pan Australian Resouces, Ltd.	920,000	141,005
*Pan Pacific Petroleum NL	491,700	34,956
*Panbio, Ltd.	58,078	10,906
Paperlinx, Ltd.	1,465,430	4,114,181
*Payce Consolidated, Ltd.	29,670	70,909
Penfold Buscombe, Ltd.	85,065	102,431
*People Telecom, Ltd.	535,431	51,057
Peptech, Ltd.	379,247	379,279
*Perilya, Ltd.	491,030	357,164
*Perseverance Corp., Ltd.	1,265,363	296,074
*Petra Diamonds, Ltd.	65,193	67,570
#*Petsec Energy, Ltd.	288,743	367,121
*Plantcorp NL	4,329	0
Plaspak Group, Ltd.	99,965	58,632
*PMP, Ltd.	863,573	980,354
*Polartechnics, Ltd.	57,873	4,419
Port Bouvard, Ltd.	108,200	136,742
*Port Douglas Reef Resorts, Ltd.	251,655	0
*PowerTel, Ltd. Series B	175,372	156,111
*Prana Biotechnology, Ltd.	195,424	28,150
*Precious Metals Australia, Ltd.	12,727	13,433
*Preston Resources NL	64,000	609
Primary Health Care, Ltd.	341,067	2,901,304
Prime Television, Ltd.	309,381	774,206
*Primelife Corp., Ltd.	237,916	184,762
*Progen Industries, Ltd.	83,761	175,110
Programmed Maintenance Service, Ltd.	167,811	436,354
#*Psivida, Ltd.	467,864	245,104
Queensland Cotton Holdings, Ltd.	64,879	174,331
Ramsay Health Care, Ltd.	425,740	2,959,792
Raptis Group, Ltd.	12,000	7,742
Rebel Sport, Ltd.	173,512	347,751
Redfire Resources NL	1,217,979	177,400
#*Redflex Holdings, Ltd.	230,706	513,408

	Shares	Value††
Reece Australia, Ltd.	251,463	$2,766,305
*Reinsurance Australia Corp., Ltd.	399,993	102,631
#Repco Corp., Ltd.	513,959	869,264
Repcol, Ltd.	308,668	134,570
*Resolute Mining, Ltd.	566,917	479,152
*Resonance Health, Ltd.	29,264	2,127
#Ridley Corp., Ltd.	686,410	667,785
Roberts, Ltd.	105,344	197,080
#*Roc Oil Co., Ltd.	500,300	924,286
Rock Building Society, Ltd.	25,092	83,903
Ross Human Directions, Ltd.	128,454	54,611
Rural Press, Ltd.	244,473	2,031,477
S8, Ltd.	184,768	366,231
SAI Global, Ltd.	309,247	639,203
*Sally Malay Mining, Ltd.	402,323	201,769
#Salmat, Ltd.	302,282	753,881
Schaffer Corp., Ltd.	33,766	113,702
SDI, Ltd.	237,810	151,107
*Sedimentary Holdings, Ltd.	577,321	107,791
Select Harvests, Ltd.	108,707	1,082,065
Senetas Corp., Ltd.	1,147,163	653,769
Servcorp, Ltd.	187,972	553,579
Seven Network, Ltd.	354,582	2,157,857
SFE Corp., Ltd.	334,655	3,386,713
*Silex System, Ltd.	381,434	747,015
Sims Group, Ltd.	150,718	1,940,229
*Sino Gold, Ltd.	332,368	845,910
*Sirtex Medical, Ltd.	96,109	141,474
Skilled Engineering, Ltd.	214,074	620,328
Smorgon Steel Group, Ltd.	2,391,378	2,568,317
SMS Management & Technology, Ltd.	132,991	212,209
#Southern Cross Broadcasting (Australia), Ltd.	152,380	1,469,929
*Southern Pacific Petroleum NL	698,740	0
#SP Telecommunications, Ltd.	925,947	812,664
#Spotless Group, Ltd.	566,495	1,995,586
*St. Barbara Mines, Ltd.	1,584,692	448,435
Star Games, Ltd.	219,830	247,051
*Starpharma Holdings, Ltd.	258,219	88,994
Straits Resources, Ltd.	414,410	715,217
*Strategic Minerals Corp. NL	358,100	45,518
*Strathfield Group, Ltd.	492,553	15,888
*Striker Resources NL	435,484	13,488
#STW Communications Group, Ltd.	532,013	1,186,660
#Sunland Group, Ltd.	644,738	771,274
*Super Cheap Auto Group, Ltd.	18,832	39,295
Sydney Aquarium, Ltd.	49,135	211,819
#*Sydney Gas, Ltd.	661,636	127,972
Symex Holdings, Ltd.	203,321	200,321
*Taipan Resources NL	2,475,883	107,040
*Tandou, Ltd.	3,410	3,501
*Tap Oil, Ltd.	407,790	761,389
Technology One, Ltd.	705,539	290,571
*Tectonic Resources NL	259,183	30,383
*Television & Media Services, Ltd.	80,023	60,070
#Ten Network Holdings, Ltd.	1,081,877	2,497,725
Thakral Holdings Group	1,569,889	945,986
#Timbercorp, Ltd.	711,723	1,560,339
*Titan Resources, Ltd.	595,172	23,662
*Tooth & Co., Ltd.	153,000	6,393
#Transfield Services, Ltd.	444,810	2,766,173

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Triako Resources, Ltd.	31,217	$23,521
Troy Resources NL	96,896	229,273
Trust Company of Australia, Ltd.	75,179	558,188
*Union Resources, Ltd.	1,000,000	60,694
United Group, Ltd.	363,288	3,064,525
*Unitract, Ltd.	147,406	43,405
*Universal Resources, Ltd.	109,414	8,434
*Unwired Group, Ltd.	515,389	161,069
UXC, Ltd.	297,944	195,302
VeCommerce, Ltd.	13,680	17,632
*Ventracor, Ltd.	502,158	407,661
*Victoria Petroleum NL	2,180,492	46,224
Villa World, Ltd.	229,021	251,483
*Village Life, Ltd.	203,651	43,905
#Village Roadshow, Ltd.	591,536	1,129,119
*Virotec International NL	507,775	240,101
Vision Systems, Ltd.	433,578	528,361
*Voicenet (Australia), Ltd.	495,284	7,264
Volante Group, Ltd.	273,599	215,447
Waterco, Ltd.	33,300	85,145
Watpac, Ltd.	149,608	215,217
#Wattyl, Ltd.	230,962	565,645
Webster, Ltd.	122,278	71,336
#*Wedgetail Exploration NL	1,413,422	44,598
*Western Areas NL	299,836	417,490
WHK Group, Ltd.	197,909	788,686
Wide Bay Capricorn Building Society, Ltd.	47,718	314,773
Yates, Ltd.	60,281	2,167
TOTAL COMMON STOCKS		222,282,971
PREFERRED STOCKS — (0.1%)
Village Roadshow, Ltd. Class A	290,423	479,704
RIGHTS/WARRANTS — (0.0%)
*Blina Diamonds, Ltd. NL Rights 01/24/06	1,370	0
*Kimberley Diamond Co. NL Rights 01/09/06	22,839	3,084
*Pan Pacific Petroleum NL Options 06/30/07	163,900	3,845
*Polartechnics, Ltd. Options 11/28/06	7,234	318
TOTAL RIGHTS/WARRANTS		7,247
TOTAL — AUSTRALIA		222,769,922
HONG KONG — (20.5%)
COMMON STOCKS — (20.5%)
*139 Holdings, Ltd.	620,000	5,924
ABC Communications (Holdings), Ltd.	930,000	74,231
Aeon Credit Service (Asia) Co., Ltd.	740,000	577,570
ALCO Holdings, Ltd.	920,000	409,446
Allan International Holdings, Ltd.	592,000	76,926
Allied Group, Ltd.	559,200	799,095
Allied Properties, Ltd.	802,600	474,685
*Anex International Holdings, Ltd.	152,000	1,970
*Applied International Holdings, Ltd.	1,243,000	60,095
*APT Satellite Holdings, Ltd.	599,000	106,474
*Artel Solutions Group Holdings, Ltd.	2,315,000	35,799
Arts Optical International Holdings, Ltd.	468,000	146,311
*Asia Aluminum Holdings, Ltd.	7,172,000	619,166

	Shares	Value††
*Asia Commercial Holdings, Ltd.	72,800	$5,737
Asia Financial Holdings, Ltd.	1,976,908	758,484
*Asia Logistics Technologies, Ltd.	22,140	4,587
Asia Satellite Telecommunications Holdings, Ltd.	432,500	752,595
Asia Standard International Group, Ltd.	6,780,000	244,158
*Asia Tele-Net & Technology Corp., Ltd.	521,000	16,258
Associated International Hotels, Ltd.	898,000	738,682
Automated Systems Holdings, Ltd.	340,000	79,857
*B.A.L. Holdings, Ltd.	406	10
Baltrans Holdings, Ltd.	376,000	198,823
*Beijing Development (Hong Kong), Ltd.	166,000	14,558
*Bestway International Holdings, Ltd.	6,124,000	170,150
Bossini International Holdings, Ltd.	2,493,500	259,243
Bright International Group, Ltd.	710,000	45,700
#Cafe de Coral Holdings, Ltd.	1,016,000	1,204,881
*Capital Estate, Ltd.	950,000	90,667
*Capital Prosper, Ltd.	480,000	7,472
Capital Strategic Investment, Ltd.	30,500	4,824
*Carico Holdings, Ltd.	2,948	53
Cash Financial Services Group, Ltd.	27,018	1,002
*Casil Telecommunications Holdings, Ltd.	1,420,000	57,842
*Catic International Holdings, Ltd.	5,332,000	54,865
CCT Telecom Holdings, Ltd.	472,970	57,907
CEC International Holdings, Ltd.	220,279	4,165
*Celestial Asia Securities Holdings, Ltd.	426,036	15,963
*Central China Enterprises, Ltd.	210,400	19,538
#Champion Technology Holdings, Ltd.	2,029,390	313,576
Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	1,607,330
Chen Hsong Holdings, Ltd.	1,210,000	724,657
Cheuk Nang (Holdings), Ltd.	118,201	59,917
*Cheung Tai Hong Holdings, Ltd.	100,920	4,605
Chevalier International Holdings, Ltd.	441,482	443,466
Chevalier Itech Holdings, Ltd.	355,250	75,226
*China Aerospace International Holdings, Ltd.	3,384,000	133,176
*China Bio-medical Group, Ltd.	415,000	8,028
*China Digicontent Co., Ltd.	2,710,000	3,495
*China Electronics Corp. Holdings Co., Ltd.	668,250	110,560
China Everbright International, Ltd.	3,945,000	195,305
*China Everbright Technology, Ltd.	3,244,000	96,535
*China Gas Holdings, Ltd.	5,404,000	1,023,498
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	214,172
*China Insurance International Holdings Co., Ltd.	2,290,000	971,974
*China Investments Holdings, Ltd.	210,000	4,550
*China Merchants Dichain (Asia), Ltd.	7,160,000	38,833
*China Motion Telecom International, Ltd.	257,000	3,869
China Motor Bus Co., Ltd.	74,000	573,111
*China Nan Feng Group, Ltd.	28,800	276

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
#China National Aviation Co., Ltd.	5,492,000	$1,075,545
China Online (Bermuda), Ltd.	296,240	49,083
*China Pharmaceutical Enterprise and Investment Corp., Ltd.	2,356,000	363,629
China Rare Earth Holdings, Ltd.	1,180,000	124,095
China Resources Land, Ltd.	2,996,000	1,243,083
China Resources Logic, Ltd.	4,296,000	431,441
*China Rich Holdings, Ltd.	676,000	16,514
*China Sci-Tech Holdings, Ltd.	278,600	4,692
*China Star Entertainment, Ltd.	440,292	13,560
*China Strategic Holdings, Ltd.	1,368,500	149,228
Chinney Investments, Ltd.	1,144,000	107,540
Chitaly Holdings, Ltd.	274,000	131,626
#Chow Sang Sang Holdings International, Ltd.	865,680	329,042
#Chuangs China Investments, Ltd.	1,347,000	73,377
Chuang's Consortium International, Ltd.	1,858,884	145,223
Chun Wo Holdings, Ltd.	1,671,917	139,303
Chung Tai Printing Holdings, Ltd.	548,000	85,294
#*CITIC 21CN Co., Ltd.	6,230,000	1,011,157
*CITIC Resources Holdings, Ltd.	7,624,000	1,033,079
City e Solutions, Ltd.	186,000	20,373
*City Telecom (H.K.), Ltd.	1,070,000	76,393
#*Clear Media, Ltd.	678,000	551,234
*Climax International Co., Ltd.	296,000	684
CNPC (Hong Kong), Ltd.	6,430,000	1,415,465
*CNT Group, Ltd.	3,078,000	46,665
*Coastal Greenland, Ltd.	2,440,000	103,239
COFCO International, Ltd.	3,356,000	1,490,395
*Compass Pacific Holdings, Ltd.	624,000	8,853
*Computer & Technologies Holdings, Ltd.	432,000	44,375
Continental Holdings, Ltd.	98,825	10,579
Continental Mariner Investment Co., Ltd.	1,328,000	206,884
COSCO International Holdings, Ltd.	2,573,600	394,743
Coslight Technology International Group, Ltd.	626,000	111,311
Cosmos Machinery Enterprises, Ltd.	1,126,400	45,569
*Crocodile Garments, Ltd.	1,539,000	98,340
Cross Harbour Tunnel Co., Ltd.	458,520	338,960
*Culturecom Holdings, Ltd.	3,767,000	72,197
*Dah Hwa International Holdings, Ltd.	2,354,000	64,811
*Dan Form Holdings Co., Ltd.	2,386,600	118,212
*Daqing Petroleum & Chemical Group, Ltd.	1,375,000	64,761
Dickson Concepts International, Ltd.	548,130	747,818
Digital China Holdings, Ltd.	1,416,000	388,169
*DVN Holdings, Ltd.	744,490	147,303
*Dynamic Global Holdings, Ltd.	3,522,000	19,078
Dynamic Holdings, Ltd.	244,000	47,701
Eagle Nice (International) Holdings, Ltd.	70,000	25,696
Easyknit International Holdings, Ltd.	282,860	5,234
*Eforce Holdings, Ltd.	2,620,000	5,423
Egana Jewelry & Pearls, Ltd.	331,789	47,737
#Eganagoldfeil Holdings, Ltd.	2,317,235	551,042
*Emperor Entertainment Hotel, Ltd.	1,695,000	502,023
Emperor International Holdings, Ltd.	1,982,360	486,058
*e-New Media Co., Ltd.	320,000	16,911
*eSun Holdings, Ltd.	803,600	241,533

	Shares	Value††
*Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	$72,192
*Ezcom Holdings, Ltd.	72,576	449
Fairwood Holdings, Ltd.	42,600	30,201
#Far East Consortium International, Ltd.	2,907,239	1,054,851
*Far East Hotels & Entertainment, Ltd.	1,853,000	91,525
*Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,205
First Natural Foods Holdings, Ltd.	295,000	18,019
First Sign International Holdings, Ltd.	1,424,000	44,136
Fong's Industries Co., Ltd.	664,000	521,775
*Forefront International Holdings, Ltd.	658,000	48,372
*Fortuna International Holdings, Ltd.	9,344,000	12,064
*Foundation Group, Ltd.	335,200	1,111
*Founder Holdings, Ltd.	1,854,000	86,247
Fountain Set Holdings, Ltd.	1,394,000	641,205
Four Seas Frozen Food Holdings, Ltd.	347,184	42,884
Four Seas Mercantile Holdings, Ltd.	592,000	213,783
*Fujian Holdings, Ltd.	237,800	5,521
Fujikon Industrial Holdings, Ltd.	532,000	106,172
*Fushan Holdings, Ltd.	3,276,000	363,665
*GeoMaxima Energy Holdings, Ltd.	5,810,000	36,997
Giordano International, Ltd.	3,276,000	1,837,124
Global China Group Holdings, Ltd.	3,022,000	129,247
Global Green Tech Group, Ltd.	1,336,000	132,476
*Global Tech (Holdings), Ltd.	5,612,000	36,189
Glorious Sun Enterprises, Ltd.	1,820,000	793,727
Gold Peak Industries (Holdings), Ltd.	1,059,250	174,842
*Goldbond Group Holdings, Ltd.	2,609,500	39,646
Golden Meditech Company, Ltd.	1,500,119	359,788
Golden Resources Development International, Ltd.	1,456,500	60,995
*Gold-Face Holdings, Ltd.	2,003,600	0
Goldlion Holdings, Ltd.	1,438,000	205,922
*Golik Holdings, Ltd.	930,500	30,970
*Good Fellow Group, Ltd.	3,488,000	68,827
Grande Holdings, Ltd.	502,000	388,315
*Great Wall Cybertech, Ltd.	15,795,170	20,371
Group Sense (International), Ltd.	2,062,000	142,820
Guangdong Brewery Holdings, Ltd.	2,804,000	1,046,283
*Guangnan Holdings, Ltd.	1,421,600	214,515
Guangzhou Investment Co., Ltd.	12,962,000	1,335,887
*Guo Xin Group, Ltd.	3,640,000	10,776
Guorun Holdings, Ltd.	3,570,000	149,569
*GZI Real Estate Investment Trust	29,585	0
GZI Transport, Ltd.	1,880,000	654,634
Hang Fung Gold Technology, Ltd.	1,040,482	124,686
Hang Ten Group Holdings, Ltd.	705,850	85,574
Hanny Holdings, Ltd.	189,984	91,782
*Hansom Eastern (Holdings), Ltd.	173,661	4,479
Harbour Centre Development, Ltd.	517,000	788,747
Harbour Ring International Holdings, Ltd.	11,600,000	1,063,511
*Hen Fung Holdings, Ltd.	1,914,000	28,359
Heng Tai Consumables Group, Ltd.	760,000	108,633
Hengan International Group Co., Ltd.	1,800,000	2,041,172
High Fashion International, Ltd.	268,000	56,626

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
#HKR International, Ltd.	2,211,260	$1,065,084
Hon Kwok Land Investment Co., Ltd.	572,535	150,736
Hong Kong Catering Management, Ltd.	512,000	94,039
*Hong Kong Construction Holdings, Ltd.	1,080,000	88,021
Hong Kong Ferry (Holdings) Co., Ltd.	671,300	812,460
*Hong Kong Parkview Group, Ltd.	1,130,000	53,923
*Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,888
Hongkong Chinese, Ltd.	2,126,000	245,553
*Hop Hing Holdings, Ltd.	660,265	19,586
Hopson Development Holdings, Ltd.	275,000	338,499
Hsin Chong Construction Group, Ltd.	1,569,658	103,367
Hua Han Bio-Pharmaceutical Holdings, Ltd.	888,000	114,233
*Huabao International Holdings, Ltd.	19,300	2,977
Huafeng Textile International Group, Ltd.	248,000	12,400
*Hualing Holdings, Ltd.	3,360,000	45,983
Hung Hing Printing Group, Ltd.	1,035,748	614,752
*Hycomm Wireless, Ltd.	4,709,000	36,213
I-Cable Communications, Ltd.	3,312,000	806,201
*I-China Holdings, Ltd.	375,756	6,502
#IDT International, Ltd.	4,028,486	295,933
*Imagi International Holdings, Ltd.	137,400	27,840
*Innomaxx Biotechnology Group, Ltd.	3,050,000	88,623
*Interchina Holdings Co., Ltd.	8,130,000	25,171
International Bank of Asia, Ltd.	1,636,000	568,844
*Inworld Group, Ltd.	3,054	4
ITC Corp., Ltd.	479,460	34,633
JCG Holdings, Ltd.	1,380,000	1,447,950
Jinhui Holdings Co., Ltd.	576,000	98,584
Joyce Boutique Holdings, Ltd.	1,530,000	90,017
*Junefield Department Store Group, Ltd.	256,000	3,038
#K Wah International Holdings, Ltd.	4,438,364	931,437
*Kader Holdings Co., Ltd.	545,600	21,757
*Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	52,752
Karrie International Holdings, Ltd.	488,000	186,720
Keck Seng Investments (Hong Kong), Ltd.	858,600	245,429
Kee-Shing Holdings Co., Ltd.	886,000	103,406
Kin Yat Holdings, Ltd.	586,000	69,594
King Fook Holdings, Ltd.	1,000,000	47,432
*King Pacific International Holdings, Ltd.	1,404,200	22,094
Kingdee International Software Group Co., Ltd.	638,000	151,938
Kingmaker Footwear Holdings, Ltd.	1,100,955	176,523
*Kong Sun Holdings, Ltd.	2,198,000	7,087
Kowloon Development Co., Ltd.	1,154,000	1,239,304
*KPI Co., Ltd.	396,000	6,205
KTP Holdings, Ltd.	560,400	44,443
Kwoon Chung Bus Holdings, Ltd.	556,000	82,085
*Lai Sun Development Co., Ltd.	17,132,000	360,155
*Lai Sun Garment (International), Ltd.	2,325,000	136,626
Lam Soon (Hong Kong), Ltd.	302,310	107,068
Le Saunda Holdings, Ltd.	236,000	25,934
*Leadership Publishing Group, Ltd.	250,511	485

	Shares	Value††
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	$2,979
Lee & Man Holdings, Ltd.	566,000	74,444
#Lerado Group (Holding) Co., Ltd.	1,048,000	62,893
*LifeTec Group, Ltd.	1,383,000	14,235
Lippo, Ltd.	1,074,760	227,045
Liu Chong Hing Bank, Ltd.	772,000	1,221,438
Liu Chong Hing Investment, Ltd.	635,200	629,771
Luk Fook Holdings (International), Ltd.	690,000	115,492
Luks Industrial Group, Ltd.	645,555	91,360
Lung Kee (Bermuda) Holdings, Ltd.	1,101,875	853,188
*MACRO-LINK International Holdings, Ltd.	1,036,250	30,453
*Mae Holdings, Ltd.	111,000	967
Magnificent Estates, Ltd.	8,368,000	148,581
*Magnum International Holdings, Ltd.	300,000	2,902
Mainland Headwear Holdings, Ltd.	410,000	138,509
*Mansion House Group, Ltd.	1,820,000	16,331
Matrix Holdings, Ltd.	402,000	112,789
Matsunichi Communications Holdings, Ltd.	806,000	195,722
*Mei Ah Entertainment Group, Ltd.	1,142,000	43,621
Melbourne Enterprises, Ltd.	45,500	199,323
Midas International Holdings, Ltd.	774,000	50,998
Midland Realty (Holding), Ltd.	1,576,000	808,204
*Min Xin Holdings, Ltd.	753,200	141,134
Miramar Hotel & Investment Co., Ltd.	631,000	888,013
*Morning Star Resources, Ltd.	1,845,000	12,849
*Moulin International Holdings, Ltd.	699,274	455,441
Multi-Asia International Holdings, Ltd.	460,920	47,557
Nanyang Holdings, Ltd.	137,500	170,943
National Electronics Holdings, Ltd.	2,156,000	62,858
Natural Beauty Bio-Technology, Ltd.	1,610,000	120,288
New Island Printing Holdings, Ltd.	176,000	12,030
*New World Cyberbase, Ltd.	72,628	1,386
*New World TMT, Ltd.	1,380,600	128,160
Newocean Green Energy Holdings, Ltd.	393,120	27,425
Next Media, Ltd.	2,912,000	1,385,207
#Ngai Lik Industrial Holdings, Ltd.	1,556,000	204,125
*Nippon Asia Investments Holdings,
Ltd.	1,573,200	12,174
#*Onfem Holdings, Ltd.	1,266,000	60,346
Orient Power Holdings, Ltd.	804,000	21,135
*Oriental Metals, Ltd.	1,723,780	414,272
Oriental Press Group, Ltd.	4,318,000	790,133
Oriental Watch Holdings, Ltd.	398,000	78,833
Pacific Andes International Holdings, Ltd.	1,172,000	202,359
Pacific Century Insurance Holdings, Ltd.	1,272,000	454,576
#Pacific Century Premium Developments, Ltd.	4,555,000	1,259,289
*Pacific Plywood Holdings, Ltd.	4,430,000	12,538
#Paul Y. ITC Construction Holdings, Ltd.	2,332,333	441,829
Peace Mark Holdings, Ltd.	1,568,022	497,570
*Pegasus International Holdings, Ltd.	226,000	30,224
Perfectech International Holdings, Ltd.	571,450	37,675

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Pico Far East Holdings, Ltd.	1,190,000	$306,586
Playmates Holdings, Ltd.	3,389,000	448,575
Pokfulam Development Co., Ltd.	234,000	99,476
#*Pokphand (C.P.) Co., Ltd.	3,300,000	181,387
*Poly Investments Holdings, Ltd.	2,670,000	47,233
#Prime Success International Group, Ltd.	3,328,000	1,667,622
Proview International Holdings, Ltd.	944,000	101,911
#*QPL International Holdings, Ltd.	1,191,000	92,909
Quality Healthcare Asia, Ltd.	133,800	38,295
Raymond Industrial, Ltd.	605,400	188,994
Regal Hotels International Holdings, Ltd.	16,212,000	1,144,836
*Rexcapital International Holdings, Ltd.	1,272,905	29,440
*Riche Multi-Media Holdings, Ltd.	7,060,000	200,461
*Rivera Holdings, Ltd.	3,620,000	98,047
*Riverhill Holdings, Ltd.	4,072	57
Road King Infrastructure, Ltd.	1,053,000	760,067
Roadshow Holdings, Ltd.	1,456,000	131,109
S.A.S.Dragon Holdings, Ltd.	1,696,000	174,769
#Sa Sa International Holdings, Ltd.	2,364,000	823,270
Safety Godown Co., Ltd.	408,000	147,748
Saint Honore Holdings, Ltd.	128,000	33,010
San Miguel Brewery Hong Kong, Ltd.	612,800	123,912
SCMP Group, Ltd.	2,902,000	1,078,036
Sea Holdings, Ltd.	832,000	322,154
*Seapower Resources International, Ltd.	6,651,680	146,169
SEEC Media Group, Ltd.	2,550,000	116,419
*Shanghai Allied Cement, Ltd.	1,152,080	29,091
*Shanghai Century Holdings, Ltd.	7,142,000	131,822
*Shanghai Ming Yuan Holdings, Ltd.	4,100,000	261,356
#Shanghai Real Estates, Ltd.	2,234,000	302,801
Shaw Brothers Hong Kong, Ltd.	134,000	159,593
Shell Electric Manufacturing (Holdings) Co., Ltd.	782,172	159,659
Shenyin Wanguo (Hong Kong), Ltd.	847,500	62,466
Shenzhen International Holdings, Ltd.	20,825,000	652,318
Shougang Concord Century Holdings, Ltd.	1,676,000	79,969
*Shougang Concord Grand (Group), Ltd.	1,701,000	86,385
*Shougang Concord International Enterprises Co., Ltd.	7,288,000	468,175
*Shougang Concord Technology Holdings, Ltd.	2,639,809	129,498
Shui On Construction & Materials, Ltd.	468,000	866,204
*Shun Ho Resources Holdings, Ltd.	483,000	29,990
Shun Ho Technology Holdings, Ltd.	1,037,452	70,616
Silver Grant International Industries, Ltd.	3,295,000	974,764
*Sincere Co., Ltd.	505,500	25,971
#Singamas Container Holdings, Ltd.	1,178,000	594,273
Sino Biopharmaceutical, Ltd.	1,440,000	295,096
*Sino Gas Group, Ltd.	417,600	10,673
Sino Golf Holdings, Ltd.	438,000	45,277
*Sino Prosper Holdings, Ltd.	840,000	71,692
*Sinocan Holdings, Ltd.	350,000	1,760

	Shares	Value††
*Sinochem Hong Kong Holdings, Ltd.	1,148,800	$213,068
*Sino-I.com, Ltd.	29,533,158	451,637
Sinolink Worldwide Holdings, Ltd.	4,577,600	1,311,238
Sinopec Kantons Holdings, Ltd.	1,638,000	295,203
Skynet (International Group) Holdings, Ltd.	1,074	105
SNP Leefung Holdings, Ltd.	180,000	27,141
*Softbank Investment International (Strategic), Ltd.	7,398,000	44,537
*Solartech International Holdings, Ltd.	49,600	1,546
South China Brokerage Co., Ltd.	4,872,000	38,887
South China Industries, Ltd.	1,124,000	113,072
*South Sea Holdings Co., Ltd.	127,622,743	624,219
Southeast Asia Properties & Finance, Ltd.	263,538	33,989
Starlight International Holdings, Ltd.	1,311,292	154,010
Starlite Holdings, Ltd.	694,000	54,527
Stelux Holdings International, Ltd.	1,307,702	156,133
*Styland Holdings, Ltd.	101,808	289
*Sun Fook Kong Holdings, Ltd.	386,000	7,240
Sun Hing Vision Group Holdings, Ltd.	358,000	101,856
Sun Hung Kai & Co., Ltd.	2,048,600	567,534
*Sun Innovation Holdings, Ltd.	14,203	6,411
Sunway International Holdings, Ltd.	866,000	24,210
*Suwa International Holdings, Ltd.	1,062,000	70,858
SW Kingsway Capitol Holdings, Ltd.	2,206,000	96,845
Symphony Holdings, Ltd.	2,097,000	277,268
Tack Fat Group International, Ltd.	1,472,000	147,563
Tack Hsin Holdings, Ltd.	542,000	17,906
Tai Cheung Holdings, Ltd.	1,013,000	571,135
Tai Fook Securities Group, Ltd.	590,000	70,725
Tai Sang Land Development, Ltd.	471,984	152,813
Tak Shun Technology Group, Ltd.	2,088,000	59,239
Tak Sing Alliance Holdings, Ltd.	2,909,865	116,536
#Tan Chong International, Ltd.	1,212,000	271,923
TCC International Holdings, Ltd.	1,124,000	159,311
#TCL International Holdings, Ltd.	6,954,000	1,004,485
*Technology Venture Holdings, Ltd.	586,000	7,328
*Termbray Industries International (Holdings), Ltd.	2,304,900	151,606
Tern Properties Co., Ltd.	61,200	19,733
Texwinca Holdings, Ltd.	1,558,000	1,126,761
*The Sun's Group, Ltd.	17,004,000	21,930
*Tian An China Investments Co., Ltd.	1,238,275	382,795
Tian Teck Land, Ltd.	1,098,000	347,178
Tianjin Development Holdings, Ltd.	1,632,000	771,546
*Tidetime Sun (Group), Ltd.	196,280	3,082
#Titan Petrochemicals Group, Ltd.	8,300,000	609,167
*Tomorrow International Holdings, Ltd.	165,000	14,443
Tongda Group Holdings, Ltd.	2,780,000	53,094
Tonic Industries Holdings, Ltd.	1,380,000	35,440
Top Form International, Ltd.	1,586,000	396,521
Topsearch International (Holdings), Ltd.	204,000	22,044
Tristate Holdings, Ltd.	138,000	44,387
Truly International Holdings, Ltd.	840,000	1,086,521
Tungtex (Holdings) Co., Ltd.	788,000	231,726
*Tysan Holdings, Ltd.	1,040,773	32,086
*U-Cyber Technology Holdings, Ltd.	432,800	7,815
*United Power Investment, Ltd.	3,328,000	99,108

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Universal Holdings Ltd	12,220,000	$108,338
*Universe International Holdings, Ltd.	573,339	3,228
U-Right International Holdings, Ltd.	3,060,000	97,931
USI Holdings, Ltd.	928,999	325,179
Van Shung Chong Holdings, Ltd.	359,335	34,169
#Varitronix International, Ltd.	644,293	464,366
Veeko International Holdings, Ltd.	1,420,000	40,375
Victory City International Holdings, Ltd.	879,696	254,509
Vital Biotech Holdings, Ltd.	470,000	10,475
Vitasoy International Holdings, Ltd.	1,593,000	586,176
#Vtech Holdings, Ltd.	497,000	1,692,121
Wah Ha Realty Co., Ltd.	278,600	43,477
*Wah Nam International Holdings, Ltd.	38,696	901
Wai Kee Holdings, Ltd.	1,265,738	240,263
Wang On Group, Ltd.	57,476	14,981
Wellnet Holdings, Ltd.	2,059,200	159,767
*Winfoong International, Ltd.	1,210,000	74,671
Wing On Co. International, Ltd.	565,000	785,815
*Wing Shan International, Ltd.	896,000	33,750
Wisdom Venture Holdings, Ltd.	2,366,000	152,907
Wong's International (Holdings), Ltd.	737,641	55,178
*Wonson International Holdings, Ltd.	1,010,000	4,168
World Houseware (Holdings), Ltd.	605,700	14,374
Y. T. Realty Group, Ltd.	965,000	129,166
Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	109,709
*Yanion International Holdings, Ltd.	488,000	22,659
*Yaohan International Holdings, Ltd.	974,000	0
Yau Lee Holdings, Ltd.	534,000	32,477
YGM Trading, Ltd.	228,000	258,410
Yip's Chemical Holdings, Ltd.	674,000	187,031
Yugang International, Ltd.	11,916,000	162,137
*Yunnan Enterprises Holdings, Ltd.	240,000	8,801
*Zhu Kuan Development Co., Ltd.	646,000	37,858
TOTAL COMMON STOCKS		102,722,238
RIGHTS/WARRANTS — (0.0%)
*Champion Technology Holdings, Ltd. Warrants 02/27/07	405,878	0
*China Credit Holdings Warrants 07/31/06	191,400	296
*Global Green Tech Group, Ltd. Warrants 07/07/07	133,600	3,877
*Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	2,326
*HKR International, Ltd. Rights 01/16/06	351,876	454
*Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	1,192
*Quality Healthcare Asia, Ltd. Warrants 01/13/07	26,760	449
TOTAL RIGHTS/WARRANTS		8,594
TOTAL — HONG KONG		102,730,832

	Shares	Value††
SINGAPORE — (12.0%)
COMMON STOCKS — (12.0%)
*Acma, Ltd.	3,040,700	$82,297
Airocean Group, Ltd.	1,649,000	104,718
*Alliance Technology & Development, Ltd.	156,000	9,852
Amtek Engineering, Ltd.	1,599,250	535,270
Apollo Enterprises, Ltd.	193,000	73,400
Armstrong Industrial Corp.	1,460,000	131,418
*ASA Group Holdings, Ltd.	586,000	44,056
Ascott Group, Ltd.	1,807,250	770,338
Aussino Group, Ltd.	967,000	244,545
Benjamin (F.J.) Holdings, Ltd.	1,095,000	216,991
Beyonics Technology, Ltd.	1,945,800	466,416
Bonvests Holdings, Ltd.	825,000	376,981
#Brilliant Manufacturing, Ltd.	1,855,000	306,669
*Broadway Industrial Group, Ltd.	461,000	130,099
#Bukit Sembawang Estates, Ltd.	107,001	767,531
CH Offshore, Ltd.	823,200	178,359
*Chemical Industries (Far East), Ltd.	105,910	32,328
China Merchants Holdings Pacific, Ltd.	652,000	283,969
Chip Eng Seng Corp., Ltd.	1,775,000	186,801
Chosen Holdings, Ltd.	1,284,000	157,783
#Chuan Hup Holdings, Ltd.	4,385,000	1,044,032
Chuan Soon Huat Industrial Group, Ltd.	614,000	105,112
CIH, Ltd.	506,699	495,225
*CK Tang, Ltd.	614,000	191,356
*Compact Metal Industries, Ltd.	643,000	5,807
Courts Singapore, Ltd.	495,000	184,307
*CSC Holdings, Ltd.	672,000	20,196
CSE Global, Ltd.	1,262,000	526,551
CWT Distribution, Ltd.	461,500	230,277
Eagle Brand Holdings, Ltd.	5,158,000	185,382
Eastern Asia Technology, Ltd.	1,844,260	105,195
*Eastgate Technology, Ltd.	870,000	31,420
*Econ International, Ltd.	2,267,000	13,635
ECS Holdings, Ltd.	1,375,000	247,767
Eng Wah Organisation, Ltd.	265,000	50,978
Engro Corp., Ltd.	236,000	124,985
*Firstlink Investments Corp., Ltd.	995,000	35,623
Freight Links Express Holdings, Ltd.	3,368,000	111,007
Frontline Technologies Corp., Ltd.	3,170,000	228,223
#Fu Yu Manufacturing, Ltd.	2,273,750	681,675
Fuji Offset Plates Manufacturing, Ltd.	33,750	4,872
G & W Group Holdings, Ltd.	252,314	24,143
GB Holdings, Ltd.	200,000	105,925
Ges International, Ltd.	2,909,000	1,627,077
GK Goh Holdings, Ltd.	1,494,000	736,176
Goodpack, Ltd.	1,592,000	1,631,216
GP Industries, Ltd.	1,516,000	708,647
Guocoland, Ltd.	1,215,000	1,130,409
Hiap Moh Corp., Ltd.	34,874	6,292
Ho Bee Investment, Ltd.	761,000	313,234
Hong Fok Corp., Ltd.	1,796,000	480,983
Hong Leong Asia, Ltd.	1,048,000	937,425
*Horizon Education & Technologies, Ltd.	2,054,000	241,262
Hotel Grand Central, Ltd.	875,280	321,582
Hotel Plaza, Ltd.	1,189,000	756,752
Hotel Properties, Ltd.	1,675,000	1,560,056

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Hour Glass, Ltd.	298,000	$128,953
HTL International Holdings, Ltd.	1,471,875	1,151,371
Huan Hsin Holdings, Ltd.	1,138,400	454,351
Hup Seng Huat, Ltd.	900,200	208,007
Hwa Hong Corp., Ltd.	2,488,000	875,071
IDT Holdings, Ltd.	718,000	453,221
*Inno-Pacific Holdings, Ltd.	680,000	7,105
Innovalues Precision, Ltd.	520,000	205,032
International Factors (Singapore), Ltd.	290,000	109,121
*Internet Technology Group, Ltd.	874,408	13,148
*Interra Resources, Ltd.	37,086	4,784
*Intraco, Ltd.	292,500	60,915
Isetan (Singapore), Ltd.	122,500	345,335
Jaya Holdings, Ltd.	2,733,000	2,032,996
JK Yaming International, Ltd.	907,000	213,799
Jurong Cement, Ltd.	132,500	71,723
Jurong Engineering, Ltd.	137,000	206,820
Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,571,047
K1 Ventures, Ltd.	5,340,500	1,042,955
Keppel Telecommunications and Transportation, Ltd.	2,058,000	1,615,649
Khong Guan Flour Milling, Ltd.	19,000	21,484
Kian Ann Engineering, Ltd.	868,000	80,984
Kian Ho Bearings, Ltd.	521,000	53,196
*Koh Brothers, Ltd.	1,494,000	89,918
*L & M Group Investments, Ltd.	7,107,100	21,373
Labroy Marine, Ltd.	3,343,000	1,705,487
*LanTroVision (S), Ltd.	1,117,500	16,874
*LC Development, Ltd.	2,041,254	116,574
Lee Kim Tah Holdings, Ltd.	1,600,000	332,948
*Leong Hin Holdings, Ltd.	657,500	177,399
*Liang Huat Aluminium, Ltd.	2,954,000	17,765
Lion Asiapac, Ltd.	473,000	48,193
Low Keng Huat Singapore, Ltd.	372,000	193,500
Lum Chang Holdings, Ltd.	1,134,030	149,775
Magnecomp International, Ltd.	931,000	581,081
Manufacturing Integration Technology, Ltd.	588,000	46,056
#MCL Land, Ltd.	1,427,000	1,473,793
*Mediaring.Com, Ltd.	3,410,000	522,441
Metro Holdings, Ltd.	2,256,960	1,068,533
MMI Holdings, Ltd.	1,994,000	770,296
Multi-Chem, Ltd.	1,263,000	175,255
Nera Telecommunications, Ltd.	1,450,000	409,884
New Toyo International Holdings, Ltd.	1,043,000	301,065
Norelco Centreline Holdings, Ltd.	941,000	203,010
*Orchard Parade Holdings, Ltd.	1,084,022	480,075
#Osim International, Ltd.	1,638,000	1,563,576
Ossia International, Ltd.	728,332	69,712
Pan-United Corp., Ltd.	2,193,000	629,832
Pan-United Marine, Ltd.	1,096,500	331,162
PCI, Ltd.	734,000	246,958
Pertama Holdings, Ltd.	459,750	92,765
Popular Holdings, Ltd.	1,813,000	464,678
PSC Corp., Ltd.	5,723,200	292,035
*Qian Hu Corp., Ltd.	408,200	57,764
#Robinson & Co., Ltd.	284,832	1,036,364
Rotary Engineering, Ltd.	1,624,000	516,057
San Teh, Ltd.	838,406	162,930

	Shares	Value††
SBS Transit, Ltd.	1,011,000	$1,354,013
Sea View Hotel, Ltd.	66,000	3,100
*Seatown Corp., Ltd.	101,000	1,822
Sembawang Kimtrans, Ltd.	1,618,750	433,152
Sin Soon Huat, Ltd.	1,307,000	144,557
Sing Investments & Finance, Ltd.	141,750	129,672
#Singapore Food Industries, Ltd.	1,707,000	1,239,809
Singapore Reinsurance Corp., Ltd	1,540,935	286,667
Singapore Shipping Corp., Ltd.	1,930,000	579,117
Singapura Finance, Ltd.	139,250	143,188
SMB United, Ltd.	2,010,000	181,623
SNP Corp., Ltd.	466,495	264,247
*SP Corp., Ltd.	454,000	19,114
Stamford Land Corp., Ltd.	3,229,000	591,520
Straits Trading Co., Ltd.	1,117,200	1,980,962
*Sunright, Ltd.	378,000	60,171
Superbowl Holdings, Ltd.	490,000	61,584
Superior Metal Printing, Ltd.	490,500	48,528
Thakral Corp., Ltd.	6,028,000	290,377
Tiong Woon Corp. Holding, Ltd.	1,359,000	175,090
*Transmarco, Ltd.	106,500	38,433
Trek 2000 International, Ltd.	1,004,000	310,664
TSM Resources, Ltd.	1,502,000	274,242
TT International, Ltd.	2,109,600	164,657
*Tuan Sing Holdings, Ltd.	3,362,000	222,064
*Ultro Technologies, Ltd.	530,000	15,733
Unisteel Technology, Ltd.	974,000	1,071,711
United Engineers, Ltd.	846,666	973,627
United Overseas Insurance, Ltd.	125,500	289,540
United Pulp & Paper Co., Ltd.	354,000	102,372
#UOB-Kay Hian Holdings, Ltd.	1,602,000	1,051,876
Vicom, Ltd.	120,000	66,970
WBL Corp., Ltd.	647,000	1,895,819
Xpress Holdings, Ltd.	1,392,000	49,923
*Yongnam Holdings, Ltd.	1,506,000	22,272
TOTAL COMMON STOCKS		60,135,036
RIGHTS/WARRANTS — (0.0%)
*China Dairy Group Warrants 12/22/07	300,400	7,227
TOTAL — SINGAPORE		60,142,263
NEW ZEALAND — (4.1%)
COMMON STOCKS — (4.1%)
AFFCO Holdings, Ltd.	1,806,887	490,698
Cavalier Corp., Ltd.	283,674	541,899
CDL Hotels New Zealand, Ltd.	1,387,344	539,724
CDL Investments New Zealand, Ltd.	328,510	84,595
Colonial Motor Co., Ltd.	126,795	260,148
Ebos Group, Ltd.	112,108	341,492
*Evergreen Forests, Ltd.	64,661	11,494
Hallenstein Glassons Holdings, Ltd.	241,638	784,641
Hellaby Holdings, Ltd.	201,679	646,172
Horizon Energy Distribution, Ltd.	40,420	117,547
Michael Hill International, Ltd.	156,746	840,542
*New Zealand Oil & Gas, Ltd.	584,872	359,282
New Zealand Refining Co., Ltd.	790,890	3,203,248
Northland Port Corp. (New Zealand), Ltd.	219,997	421,721
#Nuplex Industries, Ltd.	282,590	885,030
*Pacific Retail Group, Ltd.	194,156	237,277

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
#Port of Tauranga, Ltd.	541,952	$1,627,081
Provenco Group, Ltd.	281,600	165,613
Pyne Gould Guinness, Ltd.	581,127	859,130
Restaurant Brand New Zealand, Ltd.	369,175	322,523
Richina Pacific, Ltd.	309,644	114,403
*Rubicon, Ltd.	995,760	589,782
Ryman Healthcare Group, Ltd.	415,999	1,475,364
Sanford, Ltd.	418,047	1,227,252
Scott Technology, Ltd.	60,843	79,720
*Seafresh New Zealand, Ltd.	80,520	1,540
South Port New Zealand, Ltd.	30,744	25,402
Steel & Tube Holdings, Ltd.	379,638	1,068,769
*Tasman Farms, Ltd.	157,056	0
Taylors Group, Ltd.	29,646	35,186
Tourism Holdings, Ltd.	402,452	433,405
*Trans Tasman Properties, Ltd.	2,311,308	740,705
Waste Management NZ, Ltd.	430,471	1,800,467
TOTAL COMMON STOCKS		20,331,852
RIGHTS/WARRANTS — (0.0%)
*New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	23,763
TOTAL — NEW ZEALAND		20,355,615
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*Aliran Ihsan Resources Berhad	3,300	212
*Autoways Holdings Berhad	10,000	3,413
*Promet Berhad	1,143,000	0
*Rekapacific Berhad	473,000	0
TOTAL COMMON STOCKS		3,625
PREFERRED STOCKS — (0.0%)
*Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	17,882	1,061
TOTAL — MALAYSIA		4,686
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*Exergy, Inc.	7,260	0
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (18.8%)
▲Repurchase Agreement, Mizuho Securities USA 3.60%, 01/03/06 (Collateralized by $144,419,557 U.S. STRIPS, rates ranging from 0% to 9.375%, maturities ranging from 02/15/06 to 02/15/29, valued at $88,740,000) to be repurchased at $87,034,800	$87,000	87,000,000

  ^  The cost for federal income tax purposes is $472,581,103.

	Face Amount	Value††
	(000)
▲Repurchase Agreement, Deutsche Bank Securities 3.60%, 01/03/06 (Collateralized by $2,997,362 U.S. Treasury Bond 8.875%, 08/15/17, valued at $4,273,752) to be repurchased at $4,191,629	$4,190	$4,189,953
Repurchase Agreement, PNC Capital Markets, Inc. 4.05%, 01/03/06 (Collateralized by $2,622,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,585,948) to be repurchased at $2,548,146	2,547	2,547,000
TOTAL TEMPORARY CASH INVESTMENTS		93,736,953
TOTAL INVESTMENTS — (100.0%) (Cost $472,531,217)^		$499,740,271

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS

December 31, 2005
(Unaudited)

	Shares	Value††
COMMON STOCKS — (97.9%)
Industrials — (29.6%)
600 Group P.L.C.	218,038	$175,158
AEA Technology P.L.C.	168,483	324,909
Aggreko P.L.C.	873,478	4,081,037
Air Partner P.L.C.	15,611	170,051
*Airflow Streamlines P.L.C.	20,500	20,633
Alumasc Group P.L.C.	131,547	358,210
Amec P.L.C.	258,700	1,529,876
Arriva P.L.C.	129,697	1,299,943
*Ashtead Group P.L.C.	1,268,532	3,966,606
Atkins (WS) P.L.C.	335,639	4,270,659
Autologic Holdings P.L.C.	96,590	165,545
*#Avis Europe P.L.C.	3,154,308	3,802,646
Babcock International Group P.L.C.	674,239	2,695,733
*Bailey (C.H.) P.L.C.	109,500	23,019
*Bailey (C.H.) P.L.C. Class B	10,000	18,925
*BB Holdings, Ltd.	8,709	56,564
Birse Group P.L.C.	421,901	90,664
Black Arrow Group P.L.C.	56,500	83,175
Bodycote International P.L.C.	1,054,685	4,024,251
Braemar Seascope Group P.L.C.	45,450	299,384
Brammer P.L.C.	144,123	547,169
Brandon Hire P.L.C.	97,041	289,601
British Steam Specialties Group P.L.C.	393,262	2,148,119
*BTG P.L.C.	439,797	1,652,700
Business Post Group P.L.C.	157,099	902,906
*Camellia P.L.C.	2,437	276,268
Carillion P.L.C.	704,258	3,705,848
*Carlisle Group, Ltd.	3,484	6,773
Carr's Milling Industries P.L.C.	19,000	180,250
Castings P.L.C.	83,784	326,313
Charles Taylor Consulting P.L.C.	99,799	543,643
*Charter P.L.C.	535,144	5,159,269
Chemring Group P.L.C.	113,762	1,439,165
Chloride Group P.L.C.	973,598	1,625,533
Christie Group P.L.C.	53,263	105,964
Clarkson P.L.C.	54,733	816,917
Communisis P.L.C.	515,412	680,800
*Cookson Group P.L.C.	622,740	4,550,360
*Corporate Services Group P.L.C.	1,704,859	201,080
*Costain Group P.L.C.	1,176,378	869,262
*Danka Business Systems P.L.C.	367,079	146,845
Dart Group P.L.C.	74,000	448,607
Datamonitor P.L.C.	199,690	956,588
Davis Service Group P.L.C.	551,483	4,596,207
De La Rue P.L.C.	570,550	4,579,741
Dewhurst P.L.C.	9,000	37,524
Dewhurst P.L.C. Class A Non-Voting	15,500	52,742
Domino Printing Sciences P.L.C.	402,751	1,786,449
*Dowding & Mills P.L.C.	336,440	110,188
*Easyjet P.L.C.	1,068,671	6,958,374
Eleco P.L.C.	104,685	100,898
*Enodis P.L.C.	1,616,238	3,602,764
*Enterprise P.L.C.	27,000	182,528
Fenner P.L.C.	439,262	1,240,193
FKI P.L.C.	1,905,140	3,806,928

	Shares	Value††
Forth Ports P.L.C.	147,272	$4,063,038
*Fortress Holdings P.L.C.	120,728	5,712
Fulmar P.L.C.	107,500	168,954
Galliford Try P.L.C.	1,011,944	1,550,933
Get Group P.L.C.	20,485	49,391
Gibbs & Dandy P.L.C.	13,681	87,687
Gleeson (M.J.) Group P.L.C.	174,733	953,055
*Glotel P.L.C.	119,419	169,220
Go-Ahead Group P.L.C.	150,627	4,218,487
Halstead (James) Group P.L.C.	52,208	635,366
*Hampson Industries P.L.C.	116,980	284,430
*Harvey Nash Group P.L.C.	183,750	140,432
Havelock Europa P.L.C.	75,907	189,726
Heath (Samuel) & Sons P.L.C.	7,500	61,292
Helphire Group P.L.C.	444,703	2,628,228
*Heywood Williams Group P.L.C.	297,460	520,467
Homeserve P.L.C.	214,834	4,472,876
Hyder Consulting P.L.C.	119,601	585,520
Intertek Group P.L.C.	242,678	2,909,249
Intserve P.L.C.	368,520	2,292,741
*Invensys P.L.C.	14,316,546	4,548,906
Ite Group P.L.C.	694,103	1,388,207
Johnson Service Group P.L.C.	206,862	1,586,654
Keller Group P.L.C.	215,949	1,586,665
Kier Group P.L.C.	118,332	2,421,968
Laing (John) P.L.C.	788,527	4,495,157
Latchways P.L.C.	22,878	230,871
*Lavendon Group P.L.C.	122,032	454,573
Lincat Group P.L.C.	19,000	168,298
Litho Supplies P.L.C.	20,000	20,997
*Lorien P.L.C.	60,000	40,756
Low & Bonar P.L.C.	339,165	710,412
Management Consulting Group P.L.C.	600,372	542,690
McAlpine (Alfred) P.L.C.	319,263	2,181,792
Michael Page International P.L.C.	1,123,179	5,215,527
Mitie Group P.L.C.	1,038,496	3,147,617
*Molins P.L.C.	68,000	144,232
*Morgan Crucible Company P.L.C.	1,125,473	4,623,347
Morgan Sindall P.L.C.	102,544	1,638,646
Mouchel Parkman P.L.C.	319,979	1,505,435
Mowlem (John) & Co. P.L.C.	418,282	1,636,678
MS International P.L.C.	71,500	202,666
MSB International P.L.C.	30,748	19,096
National Express Group P.L.C.	25,000	369,904
New Avesco P.L.C.	29,998	45,497
Northern Recruitment Group P.L.C.	36,500	99,649
Northgate P.L.C.	210,996	3,525,141
Ocean Wilsons Holdings, Ltd.	84,250	509,019
*Penna Consulting P.L.C.	42,417	81,386
*Planestation Group P.L.C.	76,551	7,408
PSD Group P.L.C.	54,896	236,766
Quantica P.L.C.	115,428	116,308
Radstone Technology P.L.C.	102,913	439,981
Reed Health Group P.L.C.	155,333	154,381
*Regus Group P.L.C.	3,183,469	5,764,482
Reliance Security Group P.L.C.	66,349	604,624
Renold P.L.C.	153,256	157,286

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Ricardo P.L.C.	220,336	$1,012,289
Robert Walters P.L.C.	291,175	734,312
ROK property solutions P.L.C.	97,100	794,917
RPS Group P.L.C.	730,729	1,963,676
Salvesen (Christian) P.L.C.	870,648	1,004,022
Senior P.L.C.	1,196,693	1,226,513
Serco Group P.L.C.	235,235	1,270,588
Severfield-Rowan P.L.C.	84,679	1,410,964
Shanks Group P.L.C.	756,400	2,017,047
SHL Group P.L.C.	165,829	394,351
SIG P.L.C.	417,391	5,242,713
*Simon Group P.L.C.	539,729	478,497
Smart (J.) & Co. (Contractors) P.L.C.	22,500	267,106
Speedy Hire P.L.C.	132,434	1,892,519
Spirax-Sarco Engineering P.L.C.	260,136	3,945,432
Spring Group P.L.C.	406,488	433,642
*Stanelco P.L.C.	2,148,370	528,708
T. Clarke P.L.C.	118,525	463,413
Tarsus Group P.L.C.	87,549	312,841
TDG P.L.C.	281,407	1,125,778
Teesland P.L.C.	431,476	673,743
Tex Holdings P.L.C.	14,000	25,334
Thorpe (F.W.) P.L.C.	24,000	132,536
*Tinsley (Eliza) Group P.L.C.	19,844	3,526
*Trafficmaster P.L.C.	252,418	120,521
Trifast P.L.C.	232,523	190,805
Ultra Electronics Holdings P.L.C.	226,846	3,863,795
*Ultraframe P.L.C.	162,456	71,762
Umeco P.L.C.	177,143	1,438,222
*Universal Salvage P.L.C.	36,111	71,167
*Volex Group P.L.C.	241,088	445,715
VP P.L.C.	108,111	466,836
VT Group P.L.C.	590,699	4,305,147
Waterman P.L.C.	74,473	177,377
Watermark Group P.L.C.	68,660	151,585
Weir Group P.L.C.	689,632	4,489,706
Whatman P.L.C.	439,737	2,223,604
White Young Green P.L.C.	78,615	486,826
Whitehead Mann Group P.L.C.	95,000	49,691
*Wilshaw P.L.C.	198,409	28,985
Wincanton P.L.C.	417,586	2,438,776
WSP Group P.L.C.	254,125	1,617,122
Wyndeham Press Group P.L.C.	165,119	364,997
XP Power P.L.C.	59,933	346,801
Total Industrials		209,405,237
Consumer Discretionary — (21.6%)
4imprint P.L.C.	81,908	422,226
Abbeycrest P.L.C.	42,590	16,450
AGA Food Service Group P.L.C.	402,171	2,240,553
Alba P.L.C.	105,025	725,377
Alexandra P.L.C.	86,243	214,608
Alexon Group P.L.C.	156,695	580,377
Alpha Airports Group P.L.C.	489,053	541,898
Arena Leisure P.L.C.	1,136,685	798,985
*Aston Villa P.L.C.	12,961	105,741
*Austin Reed Group P.L.C.	68,999	106,800
Avesco P.L.C.	29,998	52,764
Avon Rubber P.L.C.	69,321	206,900
Beale P.L.C.	22,161	26,118
Bellway P.L.C.	356,982	6,918,107
Ben Bailey P.L.C.	40,986	319,618

	Shares	Value††
Blacks Leisure Group P.L.C.	90,290	$769,524
Bloomsbury Publishing P.L.C.	248,575	1,432,121
Boot (Henry) P.L.C.	71,794	829,257
Bovis Homes Group P.L.C.	395,324	5,419,874
BPP Holdings P.L.C.	149,368	1,117,096
*Brown & Jackson P.L.C.	818,461	845,138
Brown (N) Group P.L.C.	740,791	2,261,505
Caffyns P.L.C.	6,000	90,041
Carpetright P.L.C.	125,839	2,389,712
*Celtic P.L.C.	61,138	42,626
Character Group P.L.C.	97,314	102,468
Chime Communications P.L.C.	549,729	266,704
Chrysalis Group P.L.C.	328,544	940,757
Churchill China P.L.C.	30,000	93,357
Clinton Cards P.L.C.	501,072	568,580
Colefax Group P.L.C.	60,000	127,296
Cosalt P.L.C.	30,700	128,147
Crest Nicholson P.L.C.	310,555	2,498,959
Creston P.L.C.	132,044	463,558
Dawson Holdings P.L.C.	144,502	403,925
*Dawson International P.L.C.	100,688	14,320
De Vere Group P.L.C.	221,827	2,772,626
*Emess P.L.C.	480,556	72,615
*Entertainment Rights P.L.C.	1,034,872	625,003
Euromoney Institutional Investors P.L.C.	207,184	1,721,044
European Motor Holdings P.L.C.	118,325	654,832
*FII Group P.L.C.	41,166	4,781
Findel P.L.C.	380,020	3,257,762
First Choice Holidays P.L.C.	1,254,193	5,392,730
First Technology P.L.C.	188,345	925,140
*Forminster P.L.C.	43,333	2,796
French Connection Group P.L.C.	284,510	1,323,078
Fuller, Smith & Turner P.L.C. Series A	41,035	721,588
Future Network P.L.C.	933,632	919,866
Game Group P.L.C.	1,190,499	1,464,233
Games Workshop Group P.L.C.	86,175	549,208
*Gaskell P.L.C.	36,000	1,548
GCAP Media P.L.C.	333,028	1,662,510
*Global Natural Energy P.L.C.	11,004	21,039
Greene King P.L.C.	500,053	6,377,683
Halfords Group P.L.C.	607,102	3,704,851
Haynes Publishing Group P.L.C.	14,703	94,527
Headlam Group P.L.C.	264,395	1,966,879
*Highbury House Communications P.L.C.	439,166	5,289
HMV Group P.L.C.	987,623	3,070,652
Holidaybreak P.L.C.	149,496	1,678,513
*Homestyle Group P.L.C.	139,717	269,882
Hornby P.L.C.	77,295	251,079
House of Fraser P.L.C.	764,259	1,486,418
Huntsworth P.L.C.	343,309	499,600
Incisive Media P.L.C.	337,232	888,101
JJB Sports P.L.C.	556,273	1,679,178
John David Group P.L.C.	114,500	484,144
Lambert Howarth Group P.L.C.	43,203	146,878
*Laura Ashley Holdings P.L.C.	2,505,661	539,107
*London Clubs International P.L.C.	707,319	1,703,738
Lookers P.L.C.	85,770	678,011
Luminar P.L.C.	230,712	1,928,286
Maiden Group P.L.C.	43,212	69,879
Mallett P.L.C.	24,837	99,873

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Manganese Bronze Holdings P.L.C.	32,184	$96,189
Marchpole Holdings P.L.C.	271,422	74,032
Matalan P.L.C.	823,305	2,576,525
*Mayflower Corp. P.L.C.	550,636	0
McCarthy & Stone P.L.C.	324,190	3,617,526
Menzies (John) P.L.C.	132,050	1,152,477
Metal Bulletin P.L.C.	183,177	859,521
MFI Furniture Group P.L.C.	1,753,768	2,428,189
Mice Group P.L.C.	174,886	79,010
Millennium and Copthorne Hotels P.L.C.	329,074	2,263,153
*Monsoon P.L.C.	71,000	501,225
Moss Brothers Group P.L.C.	163,400	210,770
Mothercare P.L.C.	247,209	1,567,420
*Mytravel Group P.L.C.	395,013	1,576,928
Newcastle United P.L.C.	198,896	161,978
Next Fifteen Communications P.L.C.	25,000	28,320
Nord Anglia Education P.L.C.	63,924	120,780
Northamber P.L.C.	75,888	115,799
*#NXT P.L.C.	219,248	246,629
Ottakar's P.L.C.	34,693	211,190
Owen (H.R.) P.L.C.	46,993	108,717
*Pace Micro Technology P.L.C.	501,860	446,237
*Partridge Fine Arts P.L.C.	58,000	43,408
Pendragon P.L.C.	430,171	3,782,761
Photo-Me International P.L.C.	1,340,534	2,829,567
*Pittards P.L.C.	60,985	8,394
Portmeirion Group P.L.C.	22,856	76,290
*Pressac P.L.C.	78,129	1,008
*QXL Ricardo P.L.C.	2,537	524,527
Redrow P.L.C.	527,956	4,848,499
Reg Vardy P.L.C.	133,859	1,908,860
*Regent Inns P.L.C.	395,953	747,914
Restaurant Group P.L.C.	847,808	2,222,597
#Sanctuary Group P.L.C.	779,911	30,375
SCS Upholstery P.L.C.	117,088	836,527
Sinclair (William) Holdings P.L.C.	53,000	47,772
Sirdar P.L.C.	69,754	37,104
SMG P.L.C.	789,651	1,169,577
Smith (WH) P.L.C.	595,712	4,458,072
Southampton Leisure Holdings P.L.C.	19,615	12,023
*Sportech P.L.C.	846,974	187,153
St. Ives P.L.C.	308,994	1,560,650
Stanley Leisure P.L.C.	183,327	2,221,775
*Sterling Publishing Group P.L.C.	75,298	11,077
Stylo P.L.C.	64,096	75,090
Taylor Nelson Sofres P.L.C.	1,210,635	4,671,589
Ted Baker P.L.C.	105,654	934,373
The Peacock Group P.L.C.	273,494	1,595,654
*The Television Corp. P.L.C.	101,591	98,715
*Toad Group P.L.C.	85,507	19,202
Topps Tiles P.L.C.	509,969	1,806,752
*Torotrak P.L.C.	246,442	197,281
*Tottenham Hotspur P.L.C.	150,000	135,488
Ulster Television P.L.C.	140,321	1,025,642
Victoria P.L.C.	12,000	37,592
Vitec Group P.L.C.	95,370	615,215
Wagon P.L.C.	163,410	529,450
Wembley P.L.C.	68,694	238,738
Westbury P.L.C.	362,193	3,454,894
Wetherspoon (J.D.) P.L.C.	513,165	2,926,316

	Shares	Value††
Wilmington Group P.L.C.	177,826	$575,628
Wilson Bowden P.L.C.	7,000	174,012
Woolworths Group P.L.C.	4,913,613	3,273,838
Wyevale Garden Centres P.L.C.	125,459	1,039,888
Total Consumer Discretionary		153,230,356
Financials — (16.9%)
Aberdeen Asset Management P.L.C.	1,435,125	3,303,396
Atrium Underwriting P.L.C.	180,581	604,659
*Bradstock Group P.L.C.	5,200	3,936
Brewin Dolphin Holdings P.L.C.	683,219	1,995,759
Brit Insurance Holdings P.L.C.	975,963	1,491,271
Brixton P.L.C.	952,536	7,079,773
Capital & Regional P.L.C.	273,481	4,073,704
Chesnara P.L.C.	92,900	249,403
*CLS Holdings P.L.C.	225,496	1,932,770
Collins Stewart Tullett P.L.C.	407,502	4,162,383
Countrywide P.L.C.	436,250	3,145,576
Daejan Holdings P.L.C.	35,324	2,284,121
Derwent Valley Holdings P.L.C.	224,683	5,565,237
Development Securities P.L.C.	147,405	1,265,037
Domestic & General Group P.L.C.	132,640	1,852,083
DTZ Holdings P.L.C.	159,674	1,219,743
*Durlacher Corp. P.L.C.	15,272	53,166
*#Egg P.L.C.	699,847	1,497,330
Erinaceous Group P.L.C.	370,885	1,971,258
*Evolution Group P.L.C.	115,278	281,476
Freeport P.L.C.	88,023	717,243
Grainger Trust P.L.C.	379,870	3,440,190
Great Portland Estates P.L.C.	702,027	5,179,795
Guiness Peat Group P.L.C.	1,251,349	1,729,152
*Hampton Trust P.L.C.	232,050	0
Hardy Underwriting Group P.L.C.	71,683	275,381
*Hawtin P.L.C.	196,500	43,886
Helical Bar P.L.C.	152,052	798,557
*Henderson Group P.L.C.	1,764,970	2,251,723
Highway Insurance Holdings P.L.C.	467,933	533,343
Hiscox P.L.C.	1,522,744	6,044,556
Hitachi Capital (UK) P.L.C.	124,239	495,946
IFX Group P.L.C.	79,438	173,628
*Intermediate Capital Group P.L.C.	50,851	1,217,241
ISIS Asset Management P.L.C.	388,420	1,180,756
Jardine Lloyd Thompson Group P.L.C.	577,063	4,940,199
Kensington Group P.L.C.	227,762	3,615,620
Kiln P.L.C.	566,831	909,278
London Merchant Securities P.L.C.	1,425,531	5,949,739
London Scottish Bank P.L.C.	374,544	587,720
*Marylebone Warwick Balfour Group P.L.C.	277,898	709,226
McKay Securities P.L.C.	97,232	524,260
Minerva P.L.C.	557,892	2,623,902
Mucklow (A & J) Group P.L.C.	194,456	1,401,828
Paragon Group of Companies P.L.C.	153,200	1,709,973
Park Group P.L.C.	291,600	71,236
Primary Health Properties P.L.C.	24,195	169,217
*Probus Estates P.L.C.	83,333	215
Quintain Estates & Development P.L.C.	161,208	1,741,273
Rensburg Sheppards P.L.C.	37,158	475,028
Resolution P.L.C.	294,095	3,292,742
Rugby Estates P.L.C.	15,328	96,863

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Rutland Trust P.L.C.	174,255	$173,041
S & U P.L.C.	21,140	182,509
*Safeland P.L.C.	25,000	37,420
Savills P.L.C.	221,946	3,800,095
Secure Trust Group P.L.C.	44,674	349,775
Shaftesbury P.L.C.	572,839	4,549,642
Shore Capital Group P.L.C.	504,863	416,494
Smith (James) Estates P.L.C.	17,524	149,855
St. Modwen Properties P.L.C.	300,375	2,332,262
Stanley (Charles) Group P.L.C.	86,800	485,035
Town Centre Securities P.L.C.	142,137	1,083,336
Unite Group P.L.C.	422,817	2,758,493
Warner Estate Holdings P.L.C.	114,084	1,373,828
*Wellington Underwriting P.L.C.	773,274	1,283,958
Windsor P.L.C.	149,435	130,062
Workspace Group P.L.C.	663,597	3,537,063
Total Financials		119,574,665
Information Technology — (9.6%)
Abacus Group P.L.C.	105,130	186,077
Acal P.L.C.	60,982	331,346
Alphameric P.L.C.	486,081	748,449
*Alterian P.L.C.	68,403	156,171
Amstrad P.L.C.	149,652	394,695
*Anite Group P.L.C.	1,106,825	1,296,510
*ARC International P.L.C.	330,444	174,998
*Autonomy Corp. P.L.C.	236,369	1,588,277
Aveva Group P.L.C.	73,803	1,184,226
Axon Group P.L.C.	115,461	542,188
*Baltimore Technologies P.L.C.	485	14,379
*Bede P.L.C.	135,978	24,747
CML Microsystems P.L.C.	28,361	127,606
Comino Group P.L.C.	30,924	177,282
Compel Group P.L.C.	75,752	116,508
Computacenter P.L.C.	452,614	1,982,673
*CSR P.L.C.	87,809	1,414,062
Deltron Electronics P.L.C.	90,964	102,154
Detica Group P.L.C.	71,722	1,483,446
Dicom Group P.L.C.	258,808	925,094
*Dimension Data Holdings P.L.C.	939,000	646,121
Diploma P.L.C.	65,882	886,237
DRS Data & Research Services P.L.C.	26,825	17,337
*Easynet Group P.L.C.	331,185	993,226
Electrocomponents P.L.C.	263,991	1,277,808
Electronic Data Processing P.L.C.	55,200	62,462
*Eurodis Electron P.L.C.	2,118,657	38,274
*Fibernet Group P.L.C.	224,012	266,643
Filtronic P.L.C.	226,882	1,017,210
*Financial Objects P.L.C.	17,000	11,583
GB Group P.L.C.	415,333	242,475
*Gresham Computing P.L.C.	121,221	170,205
Halma P.L.C.	1,448,588	4,683,514
ICM Computer Group P.L.C.	45,983	264,352
*Imagination Technologies Group P.L.C.	566,510	733,432
Independent Media Distribution P.L.C.	21,621	14,922
*Intec Telecom Systems P.L.C.	654,113	778,777
Intelek P.L.C.	99,880	24,045
*Kalamazoo Computer Group P.L.C.	56,120	0
*Kewill Systems P.L.C.	309,597	383,602

	Shares	Value††
Laird Group P.L.C.	509,419	$3,678,641
Macro 4 P.L.C.	68,736	309,595
*Marconi Corp. P.L.C.	308,551	2,045,998
*Microgen P.L.C.	238,323	301,712
Misys P.L.C.	308,169	1,264,473
Morse P.L.C.	356,911	586,167
MTL Instruments Group P.L.C.	24,678	173,638
*nCipher P.L.C.	99,572	355,452
Netstore P.L.C.	143,737	95,441
*Northgate Information Solutions P.L.C.	1,771,229	2,599,333
*NSB Retail P.L.C.	1,119,725	625,805
Oxford Instruments P.L.C.	136,455	572,526
*Parity Group P.L.C.	381,072	58,786
Planit Holdings P.L.C.	235,000	103,468
*Plasmon P.L.C.	135,733	278,003
Premier Farnell P.L.C.	1,256,569	3,734,362
Psion P.L.C.	424,864	1,206,489
*QA P.L.C.	158,950	2,060
Renishaw P.L.C.	190,034	3,171,660
*Retail Decisions P.L.C.	188,904	434,182
RM P.L.C.	359,199	979,189
Rotork P.L.C.	225,675	2,595,860
Roxboro Group P.L.C.	90,243	389,249
Royalblue Group P.L.C.	106,484	1,316,659
*SCI Entertainment P.L.C.	33,370	353,400
*Scipher P.L.C.	34,563	669
*SDL P.L.C.	203,748	757,475
*Servicepower Technologies P.L.C.	150,000	79,620
Spectris P.L.C.	476,354	5,185,077
*Spirent P.L.C.	2,478,134	2,100,323
*Superscape P.L.C.	302,847	122,260
*Surfcontrol P.L.C.	81,878	739,565
*Tadpole Technology P.L.C.	427,207	26,474
Telemetrix P.L.C.	177,320	164,387
*Telspec P.L.C.	25,000	5,367
*The Innovation Group P.L.C.	1,116,429	576,713
Trace Computers P.L.C.	33,552	55,128
TT Electronics P.L.C.	361,387	910,103
*TTP Communications P.L.C.	611,908	274,697
Vega Group P.L.C.	69,342	243,521
Vislink P.L.C.	124,752	88,993
*Wolfson Microelectronics P.L.C.	331,328	1,928,863
Workplace Systems International P.L.C.	238,739	42,030
XAAR P.L.C.	167,514	774,339
XANSA P.L.C.	949,089	1,470,222
XKO Group P.L.C.	30,304	53,099
Total Information Technology		68,314,186
Energy — (6.0%)
Abbot Group P.L.C.	704,157	3,098,775
Anglo Pacific Group P.L.C.	267,628	545,427
Burren Energy P.L.C.	421,226	6,622,185
*Dana Petroleum P.L.C.	263,634	4,076,310
*Emerald Energy P.L.C.	169,128	623,377
Expro International Group P.L.C.	240,769	2,367,738
Fisher (James) & Sons P.L.C.	153,696	1,003,113
*Fortune Oil P.L.C.	3,248,130	327,121
Hunting P.L.C.	416,004	2,178,551
JKX Oil and Gas P.L.C.	437,062	1,860,534
*KBC Advanced Technologies P.L.C.	68,734	52,852

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Lupus Capital P.L.C.	429,989	$94,611
Melrose Resources P.L.C.	279,182	1,681,774
*Premier Oil P.L.C.	273,819	3,829,080
*Soco International P.L.C.	273,929	3,693,997
Sondex P.L.C.	206,804	744,697
U.K. Coal P.L.C.	407,856	969,765
*Venture Production P.L.C.	404,519	3,593,432
Wood Group (John) P.L.C.	1,407,609	4,927,464
Total Energy		42,290,803
Consumer Staples — (5.2%)
Anglo Eastern Plantations P.L.C.	87,249	365,126
Arla Foods UK P.L.C.	1,674,839	1,824,111
Barr (A.G.) P.L.C.	43,000	701,695
Body Shop International P.L.C.	583,233	2,639,484
Cranswick P.L.C.	151,057	1,471,802
Dairy Crest Group P.L.C.	411,682	3,870,722
Devro P.L.C.	533,228	1,177,547
Greggs P.L.C.	38,326	3,098,270
Hardys & Hansons P.L.C.	56,379	679,167
Kleeneze P.L.C.	109,256	164,770
McBride P.L.C.	698,504	1,920,635
Nichols P.L.C.	66,550	249,488
Northern Foods P.L.C.	1,742,847	4,532,180
Premier Foods P.L.C.	395,362	2,031,468
PZ Cuzzons P.L.C.	50,440	1,225,139
Richmond Foods P.L.C.	57,804	594,360
Robert Wiseman Dairies P.L.C.	199,037	988,852
Somerfield P.L.C.	722,361	2,448,344
Swallowfield P.L.C.	15,000	11,762
Thorntons P.L.C.	158,000	422,558
Uniq P.L.C.	263,207	479,586
Whittard of Chelsea P.L.C.	37,487	57,982
Wolverhampton & Dudley Breweries P.L.C.	260,495	5,694,871
Young & Co's Brewery P.L.C.	10,000	314,454
Young & Co's Brewery P.L.C. Class A	5,234	218,372
Total Consumer Staples		37,182,745
Health Care — (3.9%)
*Acambis P.L.C.	332,492	1,181,704
*Alizyme P.L.C.	383,756	829,999
*Antisoma P.L.C.	1,157,754	390,833
*Axis-Shield P.L.C.	159,015	829,673
Bespak P.L.C.	96,061	835,637
*Biocompatibles International P.L.C.	150,111	587,403
*Bioquell P.L.C.	50,194	120,373
Biotrace International P.L.C.	150,131	194,028
*Cambridge Antibody Technology Group P.L.C.	120,171	1,447,386
Care U.K. P.L.C.	183,829	1,588,975
*Clinical Computing P.L.C.	46,666	7,899
Corin Group P.L.C.	124,334	616,308
Dechra Pharmaceuticals P.L.C.	168,094	761,500
Ferraris Group P.L.C.	148,288	236,430
*Genetix Group P.L.C.	151,246	144,420
Goldshield Group P.L.C.	123,034	803,043
*Gyrus Group P.L.C.	350,450	2,288,588
Huntleigh Technology P.L.C.	108,756	553,565
Isoft Group P.L.C.	737,364	4,941,703
Isotron P.L.C.	70,674	672,102
*M.L. Laboratories P.L.C.	1,291,691	540,030

	Shares	Value††
*Medical Solutions P.L.C.	140,731	$18,707
*Medisys P.L.C.	586,814	19,743
Nestor Healthcare Group P.L.C.	303,219	633,033
*Osmetech P.L.C.	66,935	31,195
*Oxford Biomedica P.L.C.	1,469,226	747,645
*Pharmagene P.L.C.	160,000	44,780
*Phytopharm P.L.C.	111,349	104,653
*Protherics P.L.C.	854,366	1,272,815
*Provalis P.L.C.	796,584	25,391
Ransom (William) & Son P.L.C.	30,000	22,938
*#Skyepharma P.L.C.	1,738,458	1,478,698
SSL International P.L.C.	630,184	3,310,060
*Theratase P.L.C.	80,563	53,695
*Vernalis P.L.C.	439,099	461,956
Total Health Care		27,796,908
Materials — (3.6%)
*Amberley Group P.L.C.	200,000	38,711
*API Group P.L.C.	103,483	218,352
*Applied Optical Technologies P.L.C.	117,822	88,132
Baggeridge Brick P.L.C.	98,000	270,616
British Polythene Industries P.L.C.	86,272	742,391
Carclo P.L.C.	180,595	198,226
Chamberlin & Hill P.L.C.	18,000	68,112
Chapelthorpe P.L.C.	656,803	126,862
Coral Products P.L.C.	50,000	18,495
Croda International P.L.C.	451,631	3,580,893
Cropper (James) P.L.C.	22,000	68,393
Delta P.L.C.	433,707	815,787
DS Smith P.L.C.	1,237,383	3,536,346
Dyson Group P.L.C.	96,928	395,953
Elementis P.L.C.	1,680,525	2,143,643
Ennstone P.L.C.	1,122,247	770,133
*European Colour P.L.C.	82,090	20,126
Filtrona P.L.C.	270,678	1,323,539
*Greenwich Resources P.L.C.	438,664	20,000
Hill & Smith Holdings P.L.C.	179,226	670,783
Inveresk P.L.C.	150,000	48,515
Macfarlane Group P.L.C.	228,287	130,987
Marshalls P.L.C.	597,983	3,203,986
Metalrax Group P.L.C.	358,740	422,609
Porvair P.L.C.	106,246	224,613
RPC Group P.L.C.	295,073	1,444,476
Scapa Group P.L.C.	319,593	103,967
Treatt P.L.C.	14,957	66,401
UCM Group P.L.C.	41,980	33,665
Victrex P.L.C.	284,818	3,276,724
Yule Catto & Co. P.L.C.	278,083	1,267,255
Zotefoams P.L.C.	62,000	81,018
Total Materials		25,419,709
Telecommunication Services — (1.5%)
Bristol Water Group P.L.C.	27,120	413,726
*#Colt Telecom Group P.L.C.	2,574,360	2,477,199
Dee Valley Group P.L.C.	4,214	74,566
Hydro International P.L.C.	27,669	53,554
Kingston Communications P.L.C.	850,036	1,008,166
*Redstone P.L.C.	376,324	35,934
Telecom Plus P.L.C.	149,831	347,445
*Thus Group P.L.C.	4,572,940	1,160,353
*Vanco P.L.C.	145,748	1,258,106
Viridian Group P.L.C.	241,464	3,713,394
Total Telecommunication Services		10,542,443

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Other — (0.0%)
*Argonaut Games P.L.C.	100,000	$5,377
*Bombshell, Ltd.	932	922
*Ferguson International Holdings P.L.C.	89,105	36,793
*Full Circle Future, Ltd.	135,600	0
*Garton Engineering P.L.C.	10,248	0
*IMS Group P.L.C.	75,000	5,807
*Industrial & Commercial Holdings P.L.C.	5,000	129
*Radamec Group P.L.C.	35,000	0
*Richmond Oil & Gas P.L.C.	220,000	0
*RMS Communications P.L.C.	15,000	0
*Secure Ventures (No. 1) P.L.C.	62,500	0
*Secure Ventures (No. 3) P.L.C.	62,500	0
*Secure Ventures (No. 6) P.L.C.	62,500	0
*Secure Ventures (No. 7) P.L.C.	62,500	0
*SFI Holdings, Ltd. Series A	26,713	14,247
*Tandem Group P.L.C.	327,365	0
*Terence Chapman Group P.L.C.	62,500	341
*Waterdorm P.L.C.	105,000	0
*Wraith P.L.C.	1,400	2,172
Total Other		65,788
TOTAL COMMON STOCKS		693,822,840
RIGHTS/WARRANTS — (0.0%)
Other — (0.0%)
*Letter of Entitlements — Audemars Piguet	90,242	0
*Planestation Group P.L.C. Warrants 01/13/11	229,653	198
*SFI Holdings, Ltd. Litigation Certificate	26,713	0
Total Other		198
TOTAL RIGHTS/WARRANTS		198

  ^  The cost for federal income tax purposes is $557,887,983.

	Face Amount	Value††
	(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.05%, 01/03/06 (Collateralized by $8,769,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,648,426) to be repurchased at $8,523,834	$8,520	$8,520,000
▲Repurchase Agreement, Deutsche Bank Securities 3.60%, 01/03/06 (Collateralized by $4,469,266 U.S. Treasury Bond 8.875%, 08/15/17, valued at $6,372,447) to be repurchased at $6,249,996	6,247	6,247,497
TOTAL TEMPORARY CASH INVESTMENTS		14,767,497
TOTAL INVESTMENTS — (100.0%) (Cost $557,876,851)^		$708,590,535

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS

December 31, 2005
(Unaudited)

	Shares	Value††
SWITZERLAND — (14.3%)
COMMON STOCKS — (14.3%)
*4M Technologies Holding SA	18,445	$70,225
A. Hiestad Holding AG	1,105	832,292
*Actelion, Ltd.	51,203	4,230,673
AFG Arbonia-Forster Holding AG	3,430	906,162
Agie Charmilles Holding AG	3,402	295,279
Allreal Holding AG	15,185	1,338,971
Also Holding AG	569	173,404
Amazys Holding AG	9,413	552,170
Ascom Holding AG	70,052	993,966
Bachem AG	26,438	1,516,018
Baloise-Holding AG	43,500	2,537,797
Bank Coop AG	29,405	1,609,436
Bank Sarasin & Cie Series B, Basel	1,063	2,184,551
Banque Cantonale de Geneve	1,344	194,254
Banque Cantonale du Jura	450	139,875
Banque Cantonale Vaudoise	9,941	2,860,567
Banque Privee Edmond de Rothschild SA, Geneve	156	2,289,133
*Barry Callebaut AG	8,120	2,645,327
Basellandschaftliche Kantonalbank	600	460,751
Basler Kantonalbank	5,250	429,203
Batigroup Holding AG	16,114	255,369
Belimo Holdings AG	1,337	798,341
*Berna Biotech AG	102,390	1,220,982
Berner Kantonalbank	8,609	1,195,408
*BHB Beteiligungs und Finanzgesellschaft	150	5,012
Bobst Group SA	36,682	1,448,144
Bossard Holding AG	8,467	514,545
*Bucher Industries AG	33,989	2,713,109
BVZ (Brig Visp Zermatt) Holding AG	580	140,506
Calida Holding AG	396	131,261
*Card Guard AG	15,187	48,548
Carlo Gavazzi Holding AG	1,065	133,928
Charles Voegele Holding AG	28,009	2,118,943
Cie Financiere Tradition	5,202	530,164
Compagnie vaudoise d'electricite	1,322	1,291,786
*Converium Holding AG	504,106	5,563,697
Conzzeta Holdings AG	1,415	1,834,860
*COS Computer Systems AG	4,391	110,167
*Crealogix Holding AG	1,318	72,045
Daetwyler Holding AG, Atldorf	348	1,112,601
Edipresse SA, Lausanne	1,410	575,716
EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	3,207	1,943,090
Eichhof Holding AG	188	202,574
*ELMA Electronic AG	472	93,821
#Emmi AG	12,206	1,114,363
Ems-Chemie Holding AG	24,021	2,126,498
Energie Electrique du Simplon SA	350	147,940
Energiedienst Holding AG	8,265	2,727,360
Escor Casino & Entertainment AG	2,010	42,694
Feintol International Holding AG	1,263	321,444
*Fischer (Georg) AG, Schaffhausen	11,257	3,844,327
*Flughafen Zuerich AG	6,151	1,104,320
*Forbo Holding AG, Eglisau	5,409	1,173,748

	Shares	Value††
Fuchs Petrolub AG Oel & Chemie Non-Voting	18,009	$730,847
Galenica Holding, Ltd. AG, Bern	15,423	2,753,771
Generali (Switzerland) Holdings, Adliswil	2,082	537,523
Getaz Romang Holding SA	1,280	633,586
*Golay-Buchel Holding SA, Lausanne	40	36,412
Gurit-Heberlein AG	1,248	1,232,763
Helvetia Patria Holding	10,763	2,274,895
*Hexagon AB Series B	27,240	803,280
Industrieholding Cham AG, Cham	1,480	416,754
Interroll-Holding SA	1,254	282,210
*Intershop Holding AG	3,444	628,241
*Isotis SA	220,658	315,573
Jelmoli Holding AG	1,521	2,170,003
Jelmoli Holding AG, Zuerich (Namen)	2,835	802,012
*Kaba Holding AG	5,543	1,359,163
*Kardex AG, Zuerich	14,991	702,145
Komax Holding AG	6,939	508,098
#Kudelski SA	106,944	3,177,565
Kuoni Reisen Holding AG	8,940	3,685,634
*Lem Holdings SA	2,712	206,232
Luzerner Kantonalbank AG	7,666	1,396,222
Metraux Services SA	1,553	241,877
*Micronas Semiconductor Holding AG	78,808	2,638,028
*Mikron Holding AG, Biel	43,452	526,654
*Mobilezone Holding AG	38,456	159,310
*Moevenpick-Holding AG	1,320	283,706
*Nextrom Holding SA	1,409	12,907
Orell Fussli Graphische Betriebe AG, Zuerich	5,076	579,646
OZ Holding AG	8,164	546,216
*Parco Industriale e Immobiliare SA	600	1,598
Phoenix Mecano AG, Stein am Rhein	2,749	710,764
Phonak Holding AG	125,848	5,426,815
*PSP Swiss Property AG	145,267	6,294,844
PubliGroupe SA	5,856	1,595,593
Rieters Holdings AG	14,786	4,384,174
Saurer AG	47,569	3,169,797
Schaffner Holding AG	1,830	257,377
Schweiter Technology AG	2,573	509,073
Schweizerhall Holding AG	5,725	511,269
Schweizerische National Versicherungs Gesellschaft	1,766	873,421
*SEZ Holding AG	41,286	814,293
SIA Abrasives Holding AG	2,301	595,478
Siegfried Holding AG	8,560	1,070,772
Sig Holding AG	20,338	4,435,906
*Sihl	150	342
*Sika Finanz AG, Baar	6,686	5,533,142
Societe Generale d'Affichage	5,872	804,913
Sopracenerina SA	2,409	422,320
St. Galler Kantonalbank	7,180	2,134,924
Sulzer AG, Winterthur	12,146	6,436,627
Swiss Prime Site AG	51,312	2,358,891
Swissfirst AG	26,315	1,599,767

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Swisslog Holding AG	462,446	$437,792
*Swissquote Group Holding SA	1,555	176,796
Tamedia AG	5,397	525,852
Tecan Group AG	34,180	1,497,284
*Temenos Group AG	93,600	910,085
*Tornos Holding SA	35,107	274,952
*UMS Schweizerische Metallwerke Holding AG, Bern	17,585	190,398
*#Unaxis Holding AG	27,910	4,205,786
*Unilabs SA	23,874	781,229
Valiant Holding AG	51,609	4,553,239
Valora Holding AG	7,856	1,525,722
Vaudoise Assurances Holdings	1,340	138,960
Villars Holding SA, Fribourg	150	45,004
*Von Roll Holding AG, Gerlafingen	318,291	480,270
Vontobel Holdings AG	89,693	2,765,543
Walliser Kantonalbank	1,244	468,348
*Wmh Walter Meier Holding AG, Zuerich	4,878	320,543
Zehnder Holding AG	756	891,243
Zschokke Holding SA, Geneve	776	483,368
Zueblin Holding AG	78,908	622,312
Zuger Kantonalbank	590	1,565,046
TOTAL COMMON STOCKS		165,360,510
PREFERRED STOCKS — (0.0%)
Fuchs Petrolub AG Oel & Chemie	18,009	752,423
RIGHTS/WARRANTS — (0.0%)
*Unilabs SA Warrants 12/15/08	23,874	14,535
TOTAL — SWITZERLAND		166,127,468
FRANCE — (12.0%)
COMMON STOCKS — (12.0%)
*Actielec Technologies	19,137	87,275
Affine	2,526	264,821
Alain Afflelou SA	28,135	815,009
Ales Groupe SA	30,844	584,720
*Alten SA	53,456	1,599,093
*#Altran Technologies SA	182,539	2,052,803
Apem SA	1,000	62,007
April Group SA	38,091	1,571,946
*Archos	12,096	308,231
Arkopharma	18,720	314,886
Assystem Brime SA	33,323	798,641
Aubay SA	19,090	131,281
#Audika SA	22,509	454,110
*Baccarat SA	1,090	156,829
Bacou-Dalloz	11,217	971,842
Banque Tarneaud SA	1,000	173,977
#Beneteau SA	21,831	1,476,280
*Bigben Interactive	2,100	6,113
Boiron SA	19,537	501,430
Boizel Chanoine Champagne SA	600	53,546
Bonduelle SA	6,723	453,397
Bongrain SA	13,784	807,227
Bourbon	31,816	2,778,376
*Bricodeal SA	50	2,489
Bricorama SA	9,379	553,321
Brioche Pasquier SA	2,888	198,160
*Bull SA	140,341	1,628,259
Burelle SA	4,030	538,810
*BVRP SA	13,034	309,172

	Shares	Value††
*Camaieu SA	4,988	$775,822
#Canal Plus SA	197,490	1,796,151
#Carbone Lorraine SA	40,631	1,859,154
*CBo Territoria	28,320	112,989
Cegedim SA	6,902	597,840
#CEGID SA	18,000	703,339
*Cesar SA	142,196	172,738
CFF Recycling SA	84,608	2,486,446
*Cibox Inter@ctive SA	166,307	82,760
*Cie Generale de Geophysique SA	37,099	3,279,767
Clarins SA	10,264	570,277
*#Club Mediterranee SA	42,017	1,953,262
Compagnie Internationale Andre Trigano Ciat SA	983	25,695
*Consortium International de Diffusion et de Representation Sante	600	5,484
*#CS Communication et Systemes	4,983	200,060
Cybergun	2,210	33,154
Damartex SA	22,900	840,951
*Dane-Elec Memory SA	65,202	374,859
Delachaux SA	1,911	394,063
Deveaux SA	1,040	72,306
*Didot-Bottin SA	1,620	121,675
*DMC (Dollfus Mieg et Cie)	35,375	142,820
*Dynaction SA	10,660	214,073
#Electricite de Strasbourg	23,784	3,818,002
Elior	225,736	2,961,358
Encres Dubuit SA	4,176	34,970
Esso SA	2,650	546,338
*Etam Developpement SA	16,554	660,871
*Euraltech SA	11,700	8,884
*Euro Disney SCA	4,981,489	648,731
Evialis SA	2,611	126,918
Exel Industries SA	2,393	192,687
Explosifs et de Produits Chimiques	524	233,302
#Faurecia SA	30,667	1,867,551
Fimalac SA	111,143	6,787,360
Fininfo SA	9,760	197,552
Finuchem SA	11,078	228,893
Fleury Michon SA	3,100	152,339
Foncia Groupe	18,840	563,146
Francois Freres (Tonnellerie) SA	3,150	103,061
*Gantois Series A	647	9,958
Gascogne SA	6,472	495,215
Gaumont SA	14,607	866,756
*Geci International	52,548	112,192
Generale de Sante	63,926	2,203,950
Generale Location SA	13,863	459,890
Geodis SA	4,379	540,975
Gevelot	3,584	215,543
*GFI Informatique SA	98,608	736,506
#Gifi	4,678	126,924
*Ginger (Groupe Ingenierie Europe)	2,600	35,757
Grands Moulins de Strasbourg	110	65,830
Group Open SA	8,551	124,325
Groupe Ares SA	10,632	33,546
Groupe Crit	6,900	237,938
*Groupe Flo SA	22,019	186,134
*Groupe Focal SA	1,400	13,552
*Groupe Go Sport SA	2,207	162,482
Groupe Guillin SA	1,200	88,896
Groupe Steria	37,118	1,849,656

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Guerbet SA	2,103	$282,854
Guyenne et Gascogne SA	26,000	2,537,003
#Havas SA	62,300	268,249
Hyparlo SA	11,028	443,904
IDSUD	1,328	58,918
*IEC Professionnel Media	19,353	48,756
*IMS International Metal Service SA	12,630	220,266
Industrielle et Financiere d'Entreprise SA	300	66,518
*#Infogrames Entertainment SA	311,327	499,103
Ingenico SA	61,820	965,744
Ipsos SA	10,687	1,414,027
Kaufman et Broad SA	15,476	1,246,237
Lafuma SA	1,155	95,783
Laurent-Perrier	7,722	438,713
Lectra Systemes SA	23,092	124,196
Lisi SA	7,827	426,049
#Locindus	20,056	879,486
*#LVL Medical Groupe SA	18,995	247,820
Manitou SA	44,368	1,908,287
Manutan International SA	5,104	262,695
*Marie Brizard & Roger International SA	1,765	287,120
*Metaleurop SA	35,449	22,663
MGI Coutier SA	2,753	103,853
*MoneyLine SA	1,336	43,598
Montupet SA	32,450	585,575
Mr. Bricolage SA	6,600	115,114
Nexans SA	56,318	2,670,959
Norbert Dentressangle	8,372	492,965
#NRJ Group	143,499	3,517,483
Oberthur Card Systems SA	58,441	506,487
*Oeneo	69,736	117,171
*Orpea	31,451	1,725,027
*Otor SA	13,700	76,231
Paris Orleans et Cie SA	2,832	787,905
Passat SA	3,843	43,734
*#Penauille Polyservices SA	15,300	187,883
Petit Forestier SA	3,043	151,210
Pierre & Vacances	7,816	635,610
Pinguely-Haulotte SA	41,466	814,454
Plastic Omnium SA	30,846	1,051,846
Plastivaloire SA	1,700	40,272
Prosodie SA	5,183	115,130
Provimi SA	48,939	1,102,815
PSB Industries SA	6,200	256,855
Radiall SA	1,340	110,559
Rallye SA	75,206	3,236,069
Remy Cointreau SA	38,545	1,823,942
*#Rhodia SA	874,663	1,869,503
Robertet SA	2,183	337,820
Rodriguez Group SA	23,307	1,257,157
Rougier SA	2,040	178,753
Rubis SA	19,728	1,451,002
*S.T. Dupont SA	3,800	18,175
Sabeton SA	13,500	190,996
Samse SA	4,400	691,866
Sasa Industries SA	2,198	76,423
*Saveurs de France-Brossard	3,731	265,027
SCOR SA	2,575,766	5,548,335
SDR de la Bretagne	3,305	74,559
SEB SA	21,300	2,315,991

	Shares	Value††
Sechilienne-Sidec	2,200	$1,191,922
Securidev SA	1,500	28,703
Signaux Girod SA	894	72,250
SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)	23,530	2,175,226
Smoby SA	1,172	97,744
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	2,991,361
Societe Industrielle D'Aviations Latecoere SA	15,087	686,590
Societe Pour L'Informatique Industrielle SA	3,457	201,195
*Sogeclair SA	595	26,394
*Solving International SA	6,829	64,226
#Somfy SA	22,900	4,894,439
Sopra SA	9,070	666,942
*Spir Communication SA	4,886	716,659
#SR Teleperformance	90,928	2,841,451
Stallergenes SA	5,369	719,429
Ste Virbac SA	12,385	583,987
Stef-Tfe SA	17,932	731,315
Sucriere de Pithiviers-Le-Vieil	1,825	1,262,055
*Sylis SA	9,782	49,898
Synergie SA	9,180	331,593
*Teamlog SA	9,004	33,068
Tessi SA	2,650	135,080
*Tipiak SA	518	44,042
Toupargel-Agrigel SA	6,200	256,367
Trigano SA	32,572	1,446,705
*UbiSoft Entertainment SA	30,845	1,464,726
Unilog SA	20,794	1,786,423
Union Financiere de France Banque SA	12,706	574,047
*Valtech	187,303	139,607
Viel et Compagnie	44,339	181,321
#Vilmorin et Cie SA	2,471	479,338
VM Materiaux SA	1,103	160,967
#Vranken Monopole	3,417	167,978
*XRT	73,575	138,021
TOTAL COMMON STOCKS		138,841,538
RIGHTS/WARRANTS — (0.0%)
*Ales Groupe SA Warrants 03/23/09	316	2,338
*Group Open SA Warrants 10/21/06	1,000	663
*Groupe Focal SA Warrants 02/21/10	466	0
*IEC Professionnel Media Rights 01/11/06	19,353	687
*Oeneo Warrants 08/26/06	14,365	850
*Prosodie SA Warrants 10/28/06	900	298
*UbiSoft Entertainment SA Warrants 05/14/06	4,100	3,980
TOTAL RIGHTS/WARRANTS		8,816
TOTAL — FRANCE		138,850,354
GERMANY — (10.8%)
COMMON STOCKS — (10.8%)
*3U Telecom AG	81,002	80,315
A.S. Creation Tapeton AG	2,900	96,992
*AAP Implantate AG	26,950	56,243
*Aareal Bank AG	59,925	2,267,016

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Acg AG Fuer Chipkarten und Informationssysteme	16,940	$8,556
Ackermann-Goeggingen AG	8,100	201,260
*AC-Service AG	7,811	48,739
*Adlink Internet Media AG	42,605	213,615
*#Adva AG Optical Networking	51,254	366,684
Agrob AG	5,800	73,995
*#Aixtron AG	190,078	621,350
*Allbecon AG	16,208	39,911
Amadeus Fire AG	10,642	90,153
*Analytik Jena AG	5,259	34,676
Andreae-Noris Zahn AG, Anzag	27,200	1,109,209
*Articon Integralis AG	14,031	46,322
*Artnet AG	9,206	74,654
Atoss Software AG	3,700	39,181
*Augusta Technologie AG	2,174	21,058
#Ava Allgemeine Handelsgesellschaft der Verbraucher AG	35,814	2,035,257
AWD Holding AG	66,316	1,798,820
#Baader Wertpapier Handelsbank AG	27,351	216,671
Balda AG	52,208	673,287
*Basler AG	3,200	43,302
*#Beate Uhse AG	56,241	398,177
Bechtle AG	25,498	492,849
Berliner Elektro Holding AG	22,761	247,526
Bertrandt AG	9,850	105,820
Beta Systems Software AG	5,700	42,284
*Bien-Haus AG	2,400	32,294
Bilfinger & Berger Bau AG	77,023	3,691,019
*Biolitec AG	8,000	64,370
Biotest AG	15,382	445,563
*#BKN International AG	17,600	73,374
*BMP AG	13,454	35,814
Boewe Systec AG	8,217	492,978
*Borussia Dortmund GMBH & Co. KGAA	35,198	103,808
Bremer Energiekonto AG	14,700	38,117
*Broadnet Mediascape Communications AG	26,715	96,788
*CBB Holding AG	102,602	13,969
*Ce Consumer Electronic AG	43,747	16,055
*Ceag AG	20,670	171,487
Cenit AG Systemhaus	7,975	217,354
*Centrotec Hochleistungskunststoffe AG	13,684	405,554
Cewe Color Holding AG	10,463	514,319
*CNV Vermoegensverwaltungs AG	6,625	47,690
#Comdirect Bank AG	120,666	1,141,017
Computerlinks AG	5,700	83,079
*Condomi AG	1,800	1,897
*COR AG Insurance Technologies	16,018	59,392
*CTS Eventim AG	29,600	720,561
Curanum AG	21,500	162,497
*#D. Logistics AG	54,801	108,701
DAB Bank AG	103,989	835,958
Data Modul AG	5,600	61,924
*DEAG Deutsche Entertainment AG	36,433	108,947
Deutsche Euroshop AG	36,784	2,081,822
*Deutsche Steinzeug Cremer & Breuer AG	87,200	62,979
*#Deutz AG	156,535	759,021
Dierig Holding AG	10,500	138,604

	Shares	Value††
Dis Deutscher Industrie Service AG	18,524	$1,070,063
Douglas Holding AG	85,930	3,307,687
Dr. Hoenle AG	10,413	109,969
*Drillisch AG	62,423	336,741
*Duerr Beteiligungs AG	17,593	420,400
DVB Bank AG	7,124	1,532,835
*Easy Software AG	13,167	91,548
Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	36,210
*Elexis AG	14,892	332,527
Elmos Semiconductor AG	23,218	246,386
ElreingKlinger AG	6,000	216,389
*#Em.TV AG	118,273	605,664
*Emprise Management Consulting AG	24,502	42,190
*EMS New Media AG	42,609	69,835
*Epcos AG	139,345	1,819,643
Erlus Baustoffwerke AG	297	122,461
*Escada AG	21,781	671,008
Euwax AG	1,563	52,900
*#Evotec Biosystems AG	144,460	429,377
#Fielmann AG	29,181	1,973,140
*#FJA AG	9,889	49,799
*FJH AG Issue 05	3,559	17,922
Fortec Elektronik AG	2,130	102,051
Freenet.De AG	50,400	1,252,961
Fuchs Petrolub AG Oel & Chemie	20,079	815,987
*Geratherm Medical AG	8,513	55,397
Gerry Weber International AG	37,262	688,827
Gesco AG	5,449	208,727
GFK AG	45,483	1,521,466
*GFT Technologies AG	22,600	72,273
*#GPC Biotech AG	58,043	727,211
Grenkeleasing AG	17,758	1,006,664
Grundstuecks & Baugesellschaft AG	3,567	159,040
Gwag Bayerische Wohnungs- Aktiengesellschaft AG	3,383	200,256
Hamborner AG	21,000	747,421
Hawesko Holdings AG	5,889	232,765
*Herlitz AG	6,962	42,261
*Hoeft & Wessel AG	14,884	118,826
*Hucke AG	11,123	33,258
Hugo Boss AG	25,100	913,536
Hutschenreuther AG	2,800	33,978
Hyrican Informations Systeme AG	4,483	41,257
*I-D Media AG	9,700	23,443
IFA Hotel & Touristik AG	7,000	65,214
*IM International Media AG	61,123	70,037
#Indus Holding AG	17,692	615,803
*Innovation in Traffic Systems AG	12,300	83,513
Interseroh AG	12,506	405,121
*#Intershop Deutschland AG	15,053	17,966
*Intertainment AG	8,500	4,775
*Isra Vision Systems AG	6,012	144,463
*itelligence AG	22,179	56,696
IVG Immobilien AG	143,237	3,009,513
*IVU Traffic Technologies AG	22,287	35,605
Iwka AG	61,169	1,319,484
*Jack White Productiions AG	15,810	169,835
*Jenoptik AG	101,045	912,486
K & S Aktiengesellschaft AG	55,500	3,350,119
Kampa-Haus AG	10,375	74,237

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Keramag Keramische Werke AG	13,000	$946,523
#Kloeckner-Werke AG	53,211	629,211
*Kontron AG	111,176	980,603
Krones AG	13,526	1,376,916
*KSB AG	2,387	427,239
KWS Kleinwanzlebener Saatzucht AG	1,718	1,412,140
*Leica Camera AG	1,466	7,575
*Leifheit AG	12,500	346,922
Leoni AG	112,500	3,564,122
*Loewe AG	15,525	228,821
LPKF Laser & Electronics AG	15,814	115,427
*Mania Technologie AG	12,670	26,704
Masterflex AG	4,400	139,172
*Maxdata AG	32,897	118,939
*Mediclin AG	57,955	171,581
*Medigene AG	20,165	200,010
#Medion AG	67,750	929,976
*Mensch und Maschine Software AG	13,843	87,185
#Mobilcom AG	127,194	2,797,322
*Mologen AG	14,603	183,752
*Morphosys AG	10,929	532,130
*Mosaic Software AG	5,200	8,041
#Muehlabauer Holdings AG & Co. KGAA	14,896	689,283
MVV Energie AG	59,215	1,251,945
*MWG Biotech AG	30,700	6,341
Nemetschek AG	12,386	207,315
*Neschen AG	5,800	12,776
*Net AG Infrastructure, Software & Solutions	45,649	70,362
*Nexus AG	27,268	119,291
Norddeutsche Affinerie AG	83,240	2,127,350
Norddeutsche Steingutfabrik AG	5,960	55,804
*Nordwest Handel AG	3,244	20,352
*November AG	9,018	33,564
OHB Technology AG	26,706	235,936
Oldenburgische Landesbank AG	1,513	91,860
*Pandatel AG	5,700	5,652
Paragon AG	22,134	365,207
*Parsytec AG	16,725	48,693
PC-Ware Information Technologies AG	7,982	145,842
*Personal & Informatik AG	5,900	97,696
Pfeiffer Vacuum Technology AG	18,888	1,031,404
*Pfleiderer AG	51,351	974,376
*Pironet NDH AG	19,843	88,262
*Pixelpark AG	22,213	38,904
*Plambeck Neue Energien AG	36,500	46,486
*Plasmaselect AG	35,172	251,953
*Plenum AG	9,300	12,732
*Primacom AG	48,830	344,497
*Produkte und Syteme der Informationstechnologie AG	28,873	136,873
Progress-Werk Oberkirch AG	6,250	258,441
*Pulsion Medical Systems AG	14,442	88,101
*PVATepla AG	18,750	80,444
*#QIAGEN NV	386,783	4,531,699
*#QSC AG	124,164	568,085
Rational AG	15,083	1,991,312
*Realtech AG	3,650	29,211
Renk AG	19,400	700,618

	Shares	Value††
*#REpower Systems AG	9,644	$356,957
Rheinmetall Berlin AG	45,000	2,815,250
Rhoen-Klinikum AG	55,525	2,121,569
*Rinol AG	1,475	5,848
*Rohwedder AG	6,991	82,309
*Ruecker AG	7,800	50,220
*S.A.G. Solarstrom AG	16,678	121,062
Sartorius AG	23,323	594,698
Schlott Sebaldus AG	7,440	247,392
*Secunet Security Networks AG	10,784	136,600
Sektkellerei Schloss Wachenheim AG	15,120	183,968
*Senator Entertainment AG	980	1,692
*SGL Carbon AG	152,818	2,524,608
SHB Stuttgarter Finanz - und Beteiligungs AG	18,000	613,731
*SHS Informationssysteme AG	16,831	52,992
*#Silicon Sensor International AG	4,630	56,013
*#Singulus Technologies AG	93,904	1,609,313
Sinner AG, Karlsruhe	4,160	62,055
*SinnerSchrader AG	8,412	17,967
Sixt AG	19,433	493,668
*SM Wirtschaftsberatungs AG	3,350	25,455
Software AG	52,227	2,545,853
Stada Arzneimittel AG	144,852	4,714,422
Stahl (R.) AG	6,300	166,342
*Steag Hamtech AG	35,473	98,884
*Stoehr & Co. AG	16,000	72,170
*Strabag AG	4,840	395,959
Stratec Biomedical Systems AG	3,200	169,103
Sued-Chemie AG	29,146	1,556,327
*Suess Microtec AG	33,799	190,050
Synaxon AG	2,462	23,625
Syskoplan AG	3,300	31,771
Syzygy AG	18,000	99,129
Takkt AG	87,707	967,911
*TDS Informationstechnologie AG	10,411	24,772
*Techem AG	37,439	1,669,295
Technotrans AG	15,110	318,618
*Telegate AG	20,500	412,849
Teles AG	26,657	207,713
*Textilgruppe Hof AG	12,170	103,746
*TFG Venture Capital AG & Co. KGAA	23,262	67,594
*Tomorrow Focus AG	42,650	103,872
TTL Information Technology AG	6,400	15,561
Umweltbank AG	8,408	125,571
United Internet AG	92,804	3,552,592
*United Medical Systems International AG	10,753	65,348
*Utimaco Safeware AG	30,830	298,403
*Value Management & Research AG	27,950	160,309
*Varetis AG	11,100	109,371
*VBH (Vereinigter Baubeschlag-Handel) AG	9,415	30,124
*Vereinigte Deutsche Nickel-Werke AG	12,150	2,908
*Vivacon AG	37,604	1,265,152
Vossloh AG	25,991	1,268,756
*W.O.M. World of Medicine AG	19,193	50,301
Wanderer-Werke AG	7,903	383,609
*WaveLight Laser Technologies AG	10,735	184,931

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*WCM Beteiligungs AG	617,895	$299,828
Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	79,953
*Wire Card AG	168,653	738,915
Wuerttembergische Lebensversicherung AG	14,779	318,384
Wuerttembergische Metallwarenfabrik AG	30,330	612,897
*Zapf Creation AG	7,500	66,820
TOTAL COMMON STOCKS		124,950,123
RIGHTS/WARRANTS — (0.0%)
*Plambeck Neue Energien AG Rights	54,751	0
TOTAL RIGHTS/WARRANTS		0
TOTAL — GERMANY		124,950,123
SWEDEN — (7.6%)
COMMON STOCKS — (7.6%)
*Acandofrontec AB Series B	78,800	112,925
*#Active Biotech AB	58,600	602,951
Addtech AB Series B	43,900	526,177
*Alfaskop AB	3,200	322
Angpannefoereningen AB Series B	10,800	320,379
*Anoto Group AB	189,833	640,034
Aros Quality Group AB	7,900	125,974
*Artimplant AB Series B	106,000	112,644
Axfood AB	73,400	2,051,075
#Axis AB	76,994	564,400
Ballingslov International AB	19,300	389,367
Beiger Electronics AB	11,700	173,948
Beijer AB Series B	11,700	262,683
Beijer Alma AB Series B	12,400	341,552
Bergman & Beving AB Series B	38,900	558,416
Biacore International AB	11,150	280,718
Bilia AB Series A	116,725	2,199,704
Billerud AB	82,000	1,072,213
*BioGaia AB Series B	31,000	75,566
*Boliden AB	350,000	2,868,021
*Bong Ljungdahl AB	13,000	104,671
*Boras Waefveri AB Series B	8,600	45,419
*#Boss Media AB	73,700	204,261
*Capio AB	207,100	3,687,592
Capona AB	25,400	394,815
Cardo AB	47,100	1,151,302
Castellum AB	94,000	3,385,517
#Clas Ohlson AB Series B	69,300	1,313,764
Cloetta AB Series B	22,250	673,953
Concordia Maritime AB Series B	52,800	285,904
*Consilium AB Series B	5,246	25,203
D. Carnegie & Co. AB	103,400	1,524,093
*Doro AB Series A	400	1,535
*Duroc AB Series B	2,700	10,057
Elekta AB Series B	174,000	2,581,990
Elverket Vallentuna AB	8,650	60,895
*Enea Data AB Series B	657,000	486,788
Eniro AB	288,700	3,638,998
Expanda AB	6,547	40,076
Fabege AB	164,145	3,126,330
Fagerhult AB	14,100	273,894
*#Framtidsfabriken AB	2,176,000	224,779
Geveko AB Series B	8,300	218,605
*#Glocalnet AB	253,500	123,986

	Shares	Value††
#Gunnebo AB	57,600	$569,473
*Gunnebo Industrier AB	10,000	148,111
Haldex AB	50,300	1,000,755
Heba Fastighets AB Series B	13,500	221,087
Hexagon AB	10,716	320,617
Hiq International AB	72,889	395,539
HL Display AB Series B	6,000	106,791
#Hoganas AB Series B	46,400	1,003,495
*IBS AB Series B	131,200	404,038
*Industrial & Financial Systems AB Series B	356,600	426,329
*Intentia International AB Series B	171,420	538,454
*Intrum Justitia AB	115,700	1,071,116
*Invik and Co. AB Series B	15,540	165,288
*JM AB	66,800	2,961,203
Kinnevik Investment AB	39,300	367,342
*Klipan AB Issue 05	17,400	16,426
*Klippans Finpappersbruk AB	5,800	6,134
Klovern AB	189,976	586,627
Kungsleden AB	112,900	3,270,103
Lagercrantz Group AB Series B	45,800	157,506
*LB Icon AB	25,730	168,501
Lennart Wallenstam Byggnads AB Class B	87,800	1,034,399
*Lindex AB	27,100	1,530,915
Ljungberg Gruppen AB Series B	3,800	95,451
*Lundin Mining Corp.	4,322	61,122
*Lundin Petroleum AB	170,000	1,796,314
*Mandator AB	330,520	78,688
#Meda AB Series A	111,875	1,519,725
*Medivir Series B	10,650	84,355
*Micronic Laser Systems AB	78,200	1,111,530
*Munters AB	44,650	1,230,926
Naerkes Elektriska AB Series B	6,150	100,631
NCC AB Series B	118,100	2,121,784
Nefab AB	20,400	143,273
*Net Insight AB Series B	869,000	276,652
New Wave Group AB Series B	41,600	460,629
#Nibe Industrier AB	25,900	793,042
Nobia AB	117,300	2,380,884
Nolato AB Series B	45,240	450,360
Observer AB	161,556	677,610
OEM International AB Series B	7,100	146,280
*OMX AB	185,900	2,588,027
Orc Software AB	23,700	263,855
*Ortivus AB	23,007	115,801
Partnertech AB	18,400	239,784
PEAB AB Series B	105,200	1,352,987
*Pergo AB	80,500	445,778
Poolia AB Series B	18,150	96,100
Prevas AB Series B	16,000	47,128
*Pricer AB Series B	1,391,500	197,517
*Proact It Group AB	22,500	68,301
*Proffice AB	113,800	225,057
Profilgruppen AB	4,000	38,246
Protect Data AB	23,800	448,761
*#PyroSequencing AB	51,940	78,949
#Q-Med AB	34,000	1,073,253
*Readsoft AB Series B	48,800	181,925
Rederi AB Transatlantic Series B	83,600	341,688
#Rottneros Bruk AB	366,600	318,631
Salus Ansvar AB Series B	12,900	58,506

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Sardus AB	11,200	$134,311
*Scribona AB Series A	40,100	103,474
*Scribona AB Series B	78,300	202,167
*Semcon AB	36,900	271,177
*#Sigma AB Series B	25,800	42,112
*Sintercast AB	8,200	104,422
*Skanditek Industrifoervaltnings AB	63,975	289,131
Skistar AB	54,000	694,209
*Studsvik AB	9,900	255,290
Sweco AB Series B	23,450	618,434
*#Switchcore AB	185,784	26,600
*Teleca AB Series B	79,400	357,263
*#Telelogic AB	593,200	1,522,698
*Teligent AB	39,200	149,719
*Ticket Travel Group AB	37,152	87,013
Trelleborg AB Series B	202,600	4,042,153
TV 4 AB Series A	22,200	578,354
Uniflex AB Series B	3,630	29,195
VBG AB Series B	271	8,059
*Vitrolife AB	36,000	122,189
*Wedins Skor & Accessoarer AB	18,900	94,624
Westergyllen AB Series B	8,600	76,431
*Wihlborgs Fastigheter AB	32,829	793,557
Wilh. Sonesson AB Series A	4,160	15,814
Wilh. Sonesson AB Series B	4,160	15,993
#WM-data AB Series B	807,600	2,582,053
Xponcard Group AB	5,200	133,449
TOTAL — SWEDEN		88,393,186
NETHERLANDS — (7.4%)
COMMON STOCKS — (7.4%)
Aalberts Industries NV	64,707	3,438,738
Accell Group NV	25,920	626,864
*AFC Ajax NV	14,218	148,263
Airspray NV	11,668	298,780
AM NV	169,513	2,020,897
Amsterdam Commodities NV	40,800	165,421
Arcadis NV	30,962	983,754
*#ASM International NV	120,396	2,024,787
*Atag Group NV	4,630	1,590
Athlon Holding NV	34,250	911,170
Batenburg Beheer NV	3,000	153,566
*Begemann Groep NV	11,909	59,378
*Begemann Groep NV Series B	13,451	2,547
Beter Bed Holding NV	16,952	633,742
Boskalis Westminster NV	65,442	4,377,363
Brunel International NV	62,641	1,279,101
Buhrmann NV	252,113	3,719,977
Crown Van Gelder NV	12,000	251,320
*#Crucell NV	97,850	2,520,547
DOCdata NV	3,025	21,429
*Draka Holding NV	33,842	530,465
*Econosto NV	32,113	130,998
Eriks Group NV	23,084	814,074
Exact Holding NV	53,091	1,496,948
Fornix Biosciences NV	9,354	216,697
Gamma Holding NV	15,705	656,135
#Getronics NV	370,179	4,978,650
Grolsche NV	32,100	831,187
Grontmij NV	7,109	501,090
*#Hagemeyer NV	1,576,607	5,120,745
Heijmans NV	69,723	3,015,046

	Shares	Value††
*Hitt NV	3,955	$32,394
ICT Automatisering NV	16,982	298,240
Imtech NV	50,634	1,648,379
*#Jetix Europe NV	112,132	2,097,014
Kas Bank NV	42,888	948,719
*#Kendrion NV	262,772	463,538
Koninklijke Bam Groep NV	52,841	4,430,001
*Koninklijke Frans Maas Groep NV	12,349	542,935
Koninklijke Ten Cate NV	16,195	1,646,771
Koninklijke Vopak NV	63,951	1,938,896
*#Laurus NV	170,959	573,536
MacIntosh NV	15,590	814,127
*Maverix Capital NV	1,500	67,482
Nederlandsche Apparatenfabriek NV	14,000	452,626
Nutreco Holding NV	84,911	3,757,609
Oce NV	247,116	3,558,946
OPG Groep NV Series A	35,113	2,507,416
*Ordina NV	91,597	1,570,816
*#Pharming Group NV	192,100	918,142
*Punch Technix NV	2,284	27,513
Reesink NV	2,050	185,709
Roto Smeets de Boer NV	2,640	146,309
*Samas-Groep NV	37,221	378,612
*Seagull Holding NV	6,767	19,998
*#Semiconductor Industries NV	89,295	439,054
#Sligro Food Group NV	47,787	1,995,536
Smit Internationale NV	20,578	1,344,409
Stern Groep NV	1,236	47,534
Stork NV	86,944	3,721,697
Telegraaf Media Groep NV	46,153	994,324
*Textielgroep Twenthe NV	1,000	2,960
*Tulip Computers NV	150,799	33,871
Twentsche Kabel Holding NV	18,244	803,921
*Unit 4 Agresso NV	36,020	519,301
United Services Group NV	49,652	2,107,017
Univar NV	47,480	1,855,406
Van der Moolen Holding NV	69,136	493,272
Wegener Arcade NV	70,830	838,846
TOTAL — NETHERLANDS		86,154,145
ITALY — (6.2%)
COMMON STOCKS — (6.2%)
*A.S. Roma SpA	29,265	17,694
Acea SpA	163,000	1,621,894
Acegas SpA	37,981	347,444
*#Actelios SpA	25,801	429,028
Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	179,319	1,164,875
#Aem Torino SpA	507,240	1,228,661
Aeroporto de Firenze SpA	7,267	120,129
*Alitalia Linee Aeree Italiane SpA	123,532	138,135
Amplifon SpA	18,242	1,232,361
Astaldi SpA	157,471	906,440
Azienda Mediterranea Gas e Acqua SpA	360,014	702,810
#Banca Finnat Euramerica SpA	532,000	721,588
Banca Ifis SpA	21,286	253,640
Banca Intermobiliare di Investimenti e Gestoni SpA	132,998	1,181,347
Banca Popolare Dell'etruria e Del Lazio Scrl	154,544	2,586,521
Banca Profilo SpA	114,243	286,615

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
#Banco di Desio e della Brianza SpA	109,105	$805,491
Banco Piccolo Valellinese Scarl SpA	215,405	2,862,831
*Beghelli SpA	142,000	101,984
Benetton Group SpA	8,444	96,775
Beni Stabili SpA, Roma	1,309,500	1,263,169
Biesse SpA	23,482	190,400
Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma	9,675	370,917
Brembo SpA	74,782	565,556
Buzzi Unicem SpA	15,500	242,852
Caltagirone Editore SpA	132,868	1,098,746
Caltagirone SpA	178,399	1,537,957
CAMFIN (Cam Finanziaria) SpA	36,527	78,352
Carraro SpA	36,982	150,656
Cembre SpA	21,101	118,498
Cementir Cementerie del Tirreno SpA	249,704	1,438,518
Centrale del Latte di Torino & Co. SpA	6,216	33,156
CIR SpA (Cie Industriale Riunite), Torino	591,100	1,565,415
*Cirio Finanziaria SpA	175,000	36,050
#Class Editore SpA	83,868	166,497
*Coats Cucirini SpA	30,000	40,707
*Compagnia Immobiliare Azionaria SpA	44,000	8,822
Credito Artigiano SpA	114,446	453,485
#Credito Bergamasco SpA	6,102	183,530
Cremonini SpA	135,428	325,068
*CSP International Industria Calze SpA	10,000	12,708
#Danieli & C.Officine Meccaniche SpA	66,500	505,452
Davide Campari - Milano SpA	275,990	2,040,761
#De Longhi SpA	139,386	375,245
*#Ducati Motor Holding SpA	210,786	231,004
Emak SpA	27,000	152,859
*#EnerTad SpA	90,302	308,968
Ergo Previdenza SpA	95,165	589,136
Esprinet SpA	45,019	464,198
#Fiera Milano SpA	17,695	184,415
*Fin.Part SpA	133,481	23,467
*Finarte Casa d'Aste SpA (Milano)	56,266	51,590
*#Finmatica SpA	35,900	96,862
Gabetti Holding SpA	55,000	223,706
Gefran SpA	11,000	59,864
*#Gemina SpA	602,286	1,434,746
#Gewiss SpA	221,700	1,318,010
*Giovanni Crespi SpA	49,200	48,437
Granitifiandre SpA	33,237	288,164
Gruppo Ceramiche Ricchetti SpA	41,000	89,846
I Grandi Viaggi SpA	51,321	81,049
*#Immobiliare Lombardia SpA	809,522	181,866
#Immsi SpA	373,100	1,004,624
*#Impregilo SpA	844,421	2,777,162
Industria Macchine Automatique SpA	33,671	361,734
Industria Romagnola Conduttori Elettrici SpA	17,500	60,338
*Intek SpA	273,462	226,449
Interpump Group SpA	107,569	699,477
*ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	350,536
Italmobiliare SpA, Milano	20,975	1,438,669

	Shares	Value††
*#Juventus Footbal Club SpA	98,000	$158,670
La Doria SpA	22,000	64,298
Lavorwash SpA	10,000	36,078
Linificio e Canapificio Nazionale SpA	37,495	135,599
Maffei SpA	52,500	122,328
Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	660,704
#Mariella Burani Fashion Group SpA	26,077	420,954
*Meliorbanca SpA	90,667	343,090
#Merloni Elettrodomestici SpA	155,000	1,605,674
Mirato SpA	22,226	218,495
Monrif SpA	150,000	228,661
*Montefibre SpA	143,130	49,367
Navigazione Montanari SpA	110,917	387,023
*Negri Bossi SpA	13,700	26,275
*NGP SpA	17,891	7,413
*Olidata SpA	28,426	33,361
*Opengate Group SpA	4,000	9,045
*Pagnossin SpA	9,000	9,587
*Partecipazioni Italiane SpA	41,062	13,806
Permasteelisa SpA	43,315	646,498
#Pininfarina SpA	31,285	1,036,900
Pirelli & C.Real Estate SpA	9,600	524,636
#Poligrafici Editoriale SpA	132,000	242,091
Premafin Finanziaria SpA Holding di Partecipazioni, Roma	443,890	1,040,360
Premuda SpA	189,179	380,749
*Ratti SpA	45,644	29,182
Recordati SpA	234,576	1,618,960
*Reno de Medici SpA, Milano	332,210	268,067
*Richard-Ginori 1735 SpA	140,800	87,830
Risanamento Napoli SpA	304,043	1,363,656
Sabaf SpA	9,200	193,141
SAES Getters SpA	18,527	441,394
*Schiapparelli 1824 SpA, Milano	1,322,152	76,711
*#Seat Pagine Gialle SpA, Torino	1,927,737	1,019,806
Sirti SpA	29,967	81,023
SISA (Societa Imballaggi Speciali Asti SpA)	65,000	203,753
*SNIA SpA	227,590	23,890
*#Societa Partecipazioni Finanziarie SpA	522,746	421,785
#Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,399,240
#Socotherm SpA	34,568	384,816
Sogefi SpA	182,500	1,002,274
Sol SpA	81,830	400,300
*#Sorin SpA	452,327	912,482
*STA Metallurgica Italiana SpA	282,640	136,687
Stefanel SpA	54,400	236,236
Targetti Sankey SpA	14,500	80,184
*Tecnodiffusione Italia SpA	3,332	7,889
*#Tiscali SpA	429,735	1,362,369
#Tod's Group SpA	30,476	2,055,930
Trevi-Finanziaria Industriale SpA	63,062	307,897
*#Valentino Fashion Group SpA	138,000	3,388,590
*Vemer Siber Group SpA	46,000	20,029
*Viaggi del Ventaglio SpA	58,380	72,360
Vianini Industria SpA	52,520	194,476
Vianini Lavori SpA	180,752	1,786,417
Vittoria Assicurazioni SpA	51,500	571,089

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Zucchi (Vincenzo) SpA	144,350	$454,694
TOTAL — ITALY		71,360,775
GREECE — (4.7%)
COMMON STOCKS — (4.7%)
*A. Cambas Holding & Real Estate S.A.	63,357	156,460
*Aegek S.A.	143,725	171,547
*Agrotiki Insurance S.A.	34,455	136,817
Alco Hellas ABEE S.A.	38,730	63,944
*Alfa Alfa Energy S.A.	3,810	6,270
*Alfa-Beta Vassilopoulos S.A.	17,022	227,452
*Alisida S.A.	2,160	5,839
Allatini Industrial & Commercial Co.	24,130	35,971
*Alte Technological Co. S.A.	85,048	8,021
*Altec Information & Communication Systems S.A.	80,278	183,769
Alumil Milonas S.A.	27,516	94,379
*Aluminum of Attica S.A.	104,982	23,615
Anek Lines S.A.	171,271	261,162
Arcadia Metal Industry C. Rokas S.A.	31,219	491,297
AS Co. S.A.	25,370	33,048
*Aspis Bank S.A.	115,344	490,672
*Aspis Pronia General Insurance S.A.	56,470	53,918
*Astir Palace Vouliagmenis S.A.	58,560	468,678
Athens Medical Center S.A.	112,364	368,280
Athens Water Supply & Sewage Co. S.A.	53,245	453,508
Atlantic Super Market S.A.	24,406	63,398
Attica Holdings S.A.	177,274	842,366
Attica Publications S.A.	16,674	66,807
Atti-Kat S.A.	147,934	139,387
Autohellas S.A.	44,980	200,700
Babis Vovos S.A.	50,982	839,499
*Balafas Construction Holdings S.A.	15,200	3,419
*Bank of Attica S.A.	115,721	765,729
Bank of Greece	43,172	4,832,722
Benrubi S.A.	11,121	52,260
Betanet S.A.	11,220	46,952
*Bitros Holdings S.A.	19,302	46,318
Blue Star Maritime S.A.	168,190	358,328
Byte Computers S.A.	17,230	49,589
Chipita S.A.	94,032	356,103
*Compucon Computer Applications S.A.	11,260	6,105
Computer Peripherals International S.A.	9,110	10,010
Cyclon Hellas S.A	18,131	17,781
Daios Plastics S.A.	16,350	114,718
Delta Holdings S.A.	33,747	400,921
Diagnostic & Therapeutic Center of Athens "Hygeia" S.A.	85,140	184,284
Dionic S.A.	12,948	11,623
Domiki Krittis S.A.	17,730	16,074
*Dromeas S.A.	5,200	9,026
*Dynamic Life S.A.	16,440	10,510
Edrasi Psalllidas Technical Co. S.A.	31,108	33,827
Egnatia Bank S.A.	161,747	840,901
El. D. Mouzakis S.A.	31,653	26,122
Elais Oleaginous Production S.A.	16,707	381,552
*Elbisco Holding S.A.	56,000	319,578
Elektrak S.A.	20,450	44,264

	Shares	Value††
Elektroniki of Athens S.A.	21,560	$97,450
*Elephant S.A.	26,310	2,501
Elgeka S.A.	18,590	59,096
Elmec Sport S.A.	75,336	171,151
*Elton S.A.	18,640	19,159
*Empedos S.A.	15,974	1,513
ETEM S.A. Light Metals Industry	37,502	67,860
*Ethniki General Insurance Co. S.A.	178,148	1,116,587
*Etma Rayon S.A.	11,242	18,589
*Euro Reliance General Insurance	14,830	23,726
Eurodrip S.A.	11,620	27,140
Euromedica S.A.	33,300	76,994
*European Technical S.A.	32,750	8,918
Everest S.A.	30,730	63,948
Evrofarma S.A.	9,500	15,197
F.G. Europe SA Common Registered Shares	4,536	16,349
*Fanco S.A.	10,110	2,254
*Forthnet S.A.	17,510	154,685
Fourlis S.A.	74,690	1,011,551
Frigoglass S.A.	49,990	525,090
G.Polyhronos S.A.	10,580	11,503
Galaxidi Fish S.A.	12,940	9,590
General Commercial & Industry SA	24,060	19,839
*General Hellenic Bank	65,894	776,822
Germanos S.A.	150,280	2,543,118
Goody's S.A.	17,740	216,417
Halkor S.A.	121,226	266,909
Hatziioannou S.A.	44,200	51,629
Hellas Can Packaging Manufacturers S.A.	27,902	217,991
*Hellenic Cables S.A.	26,908	41,992
Hellenic Duty Free Shops S.A.	80,020	1,409,998
Hellenic Fabrics S.A.	17,110	59,271
Hellenic Sugar Industry S.A.	35,750	140,035
Hellenic Technodomiki S.A.	439,219	2,830,284
Heracles General Cement Co.	93,293	1,105,438
Hermes Real Estate S.A.	88,484	556,463
*Hippotour S.A.	13,891	13,814
Hyatt Regency S.A.	130,260	1,643,289
Iaso S.A.	131,810	605,429
Iktinos Hellas S.A.	6,500	10,250
Inform P. Lykos S.A.	24,710	132,134
*Informatics S.A.	3,778	1,380
*Intersat S.A.	19,392	8,035
Intertech S.A.	12,236	38,474
Intracom Constructions S.A.	40,220	47,013
Intracom S.A.	278,176	1,840,478
*Ionian Hotel Enterprises S.A.	16,754	182,187
*Ipirotiki Software & Publications S.A.	22,110	50,697
*J Boutaris & Son Holding S.A.	28,150	23,883
J&P-Avax S.A.	100,626	473,814
Kalpinis - N. Simos Steel Service Center	12,432	43,019
Karelia Tobacco Co., Inc. S.A.	2,160	143,426
Kathimerini S.A.	21,240	161,521
Katselis Sons S.A.	18,000	64,327
Kego S.A.	21,670	31,582
*Kekrops S.A.	4,254	52,431
*Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	9,981
*Klonatex Group S.A. Bearer Shares	20,351	17,528

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Kordellou Brothers S.A.	12,300	$17,862
Lambrakis Press S.A.	118,587	443,627
Lampsa Hotel Co.	39,501	350,510
*Lan-Net S.A.	65,007	114,545
Lavipharm S.A.	39,294	50,217
Lazarides Vineyards S.A.	18,326	26,365
*Logic Dis S.A.	129,140	103,665
*Loulis Mills S.A.	15,382	34,043
Mailis (M.J.) S.A.	113,544	453,674
*Maritime Company of Lesvos S.A.	92,259	60,097
*Maxim S.A.	16,360	5,735
Medicon Hellas S.A.	2,860	13,508
*Mesochoritis Bros. Construction Co. S.A.	23,700	11,749
Metka S.A.	64,440	685,722
Michaniki S.A.	123,415	297,539
Minerva Knitwear SA	5,140	7,231
Minoan Lines S.A.	179,999	677,873
MLS Multimedia S.A.	8,300	9,817
Mochlos S.A.	196,609	74,192
Motor Oil (Hellas) Corinth Refineries S.A.	253,240	5,950,950
*Multirama S.A.	6,740	56,556
Mytilineos Holdings S.A.	83,930	1,811,526
N. Levederis S.A.	8,355	8,363
N.B.G. Real Estate Development Co.	163,170	906,256
*Naoussa Spinning Mills S.A.	76,407	17,911
Naytemporiki S.A.	26,080	43,249
Neochimiki Lv Lavrentiadis S.A.	70,050	464,162
*Neorion-Syro's Shipyards S.A.	27,210	52,019
Newsphone Hellas Audiotex S.A.	55,010	225,416
*Nexans Hellas S.A.	3,003	5,997
Nikas S.A.	25,287	164,560
Notos Com.Holdings S.A.	99,854	397,019
Pantechniki S.A.	50,460	109,224
*Pegasus Publishing & Printing S.A.	58,590	135,224
Persefs S.A. Health Care	23,592	19,800
Petros Petropoulos S.A.	7,360	40,163
*Petzetakis S.A.	32,935	62,601
*Pilias S.A.	103,584	36,833
Pipeworks L. Girakian Profil S.A.	11,730	14,585
Piraeus Leasing S.A.	5,765	44,370
*Prodeftiki Technical Co.	32,257	9,899
*Promota Hellas S.A.	8,860	3,465
Rilken S.A.	1,982	11,421
*Sanyo Hellas S.A.	118,401	172,150
Sarantis S.A.	54,030	456,504
Sato S.A.	28,850	55,019
*Selected Textile Industry Assoc. S.A.	44,649	23,729
Sfakianakis S.A.	13,390	74,448
*Sheet Steel S.A.	25,850	6,693
*Shelman Hellenic-Swiss Wood S.A.	38,042	62,773
Silver and Baryte Ores Mining Co. S.A.	42,861	445,348
Spyroy Agricultural House S.A.	40,278	57,425
*Stabilton S.A.	27,530	2,607
Technical Olympic S.A.	238,420	1,325,513
*Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,458
Teletypos S.A. Mega Channel	40,647	185,361
Terna Tourist Technical & Maritime S.A.	63,180	551,950

	Shares	Value††
*Themeliodomi S.A.	37,422	$16,343
Thrace Plastics Co. S.A.	59,640	113,643
Uncle Stathis S.A.	11,548	71,117
Unisystems S.A.	41,820	95,468
Vardas S.A.	13,780	33,716
*Varvaressos S.A. European Spinning Mills	7,200	4,178
*Veterin S.A.	18,984	25,612
Viohalco S.A.	359,185	2,887,245
Vioter S.A.	80,590	110,569
*Vis Container Manufacturing Co.	4,259	13,374
*Zampa S.A.	830	10,464
TOTAL COMMON STOCKS		54,991,516
PREFERRED STOCKS — (0.0%)
Egnatia Bank S.A.	3,196	13,592
TOTAL — GREECE		55,005,108
NORWAY — (4.3%)
COMMON STOCKS — (4.3%)
*#Acta Holding ASA	299,000	794,883
#Aker Yards ASA	28,121	1,348,419
Aktiv Kapital ASA	57,017	870,052
Arendals Fosse Kompani ASA	100	13,720
*Birdstep Technology ASA	50,000	102,075
*Blom ASA	38,367	198,638
Bonheur ASA	16,850	1,613,683
*Consorte Group ASA	30,000	40,188
*Corrocean ASA	63,321	35,000
Det Norske Oljeselskap ASA	422,076	3,699,968
DOF ASA	97,006	517,718
#EDB Elektronisk Data Behandling ASA	149,417	1,082,442
Ekornes ASA	56,490	1,041,165
*#Eltek ASA	73,642	1,217,981
#Expert ASA	49,850	527,226
*Fara ASA	56,000	18,005
Farstad Shipping ASA	60,790	873,899
*#Fast Search & Transfer ASA	326,000	1,194,933
*#Fjord Seafood ASA	1,223,483	808,124
Ganger Rolf ASA	12,090	1,036,603
Gresvig ASA	4,590	30,548
Home Invest ASA	15,077	0
*Ignis ASA	644,282	120,357
*Independent Oil Tools ASA	75,603	34,165
Itera Consulting Group ASA	113,000	63,719
#Kongsberg Gruppen ASA	49,500	907,115
*Kverneland ASA	20,108	220,011
Leroy Seafood Group ASA	50,800	550,135
*#Merkantildata ASA	320,521	106,365
Natural ASA	10,143	42,040
*#Nera ASA	285,253	663,097
*Nordic Semiconductor ASA	51,200	504,539
*Northern Offshore, Ltd.	513,400	267,439
*#Ocean Rig ASA	197,531	2,700,214
Odfjell ASA Series A	91,700	1,862,984
Olav Thon Eiendomsselskap ASA	8,320	578,194
*#Opticom ASA	16,200	317,614
*Otrum ASA	17,800	71,066
P4 Radio Hele Norge ASA	32,200	125,435
*#Petrolia Drilling ASA	370,000	177,812
*#Photocure ASA	26,690	193,688

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
#Prosafe ASA	88,380	$3,748,021
*Q-Free ASA	56,000	176,458
Rieber and Son ASA Series A	72,054	536,943
*Scana Industrier ASA	192,423	127,941
*#Sinvest ASA	132,020	1,673,856
*#Software Innovation ASA	35,943	118,189
Solstad Offshore ASA	54,100	768,737
*#Sparebanken Midt-Norge	106,000	1,228,903
#Steen and Stroem ASA	19,512	594,876
*Synnove Finden ASA	12,000	57,581
#Tandberg ASA Series A	217,280	1,327,464
*Tandberg Data ASA	87,130	129,385
*Tandberg Storage ASA	48,450	39,871
*Tandberg Television ASA	157,430	2,081,397
*Telecomputing ASA	72,463	150,233
*Tgs-Nopec Geophysical Co. ASA	58,210	2,733,179
#Tomra Systems ASA	461,928	3,303,561
*TTS Marine ASA	21,000	96,347
*Tybring-Gjed ASA	475,146	501,226
#Veidekke ASA	37,246	1,062,823
Visma ASA	67,293	995,738
Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,241,093
TOTAL — NORWAY		50,265,081
FINLAND — (3.9%)
COMMON STOCKS — (3.9%)
Alandsbanken AB Series B	7,790	220,925
*Aldata Solutions Oyj	124,635	273,441
Amanda Capital Oyj	25,870	74,868
#Amer Group Oyj Series A	166,160	3,095,748
Aspo Oyj	42,300	345,700
Aspocomp Group Oyj	25,476	112,938
Basware Oyj	7,050	105,492
*Benefon Oyj	216,000	63,953
*Biotie Therapies Oyj	39,754	24,974
Capman Oyj Series B	12,485	41,973
Componenta Oyj	14,200	99,931
Comptel Oyj	149,541	290,952
*Efore Oyj	25,840	54,961
Elcoteq Network Oyj	49,760	1,186,553
#Elektrobit Group Oyj	146,020	323,857
*eQ Oyj	25,100	74,476
Etteplan Oyj	6,000	33,826
*Evox Rifa Group Oyj	189,210	15,513
#Finnair Oyj	127,950	1,814,789
Finnlines Oyj	78,360	1,335,786
Fiskars Oyj AB Series A	82,728	940,002
*F-Secure Oyj	156,528	378,894
HK Ruokatalo Oyj Series A	44,760	522,169
Honkarakenne Oyj Series B	3,030	18,355
Huhtamaki Oyj	179,700	2,958,732
Ilkka-Yhtyma Oyj	19,360	250,661
*Incap Oyj	11,000	24,334
*J.W. Suominen Yhtyma Oyj	17,955	67,729
Jaakko Poyry Group Oyj	19,010	717,433
Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B	4,500	69,258
KCI Konecranes International Oyj	35,600	1,748,185
Kemira GrowHow Oyj	25,160	178,440
Kemira Oyj	139,200	2,225,590
Laennen Tehtaat Oyj	8,670	184,761

	Shares	Value††
#Lassila & Tikanoja Oyj	73,476	$1,297,204
Lemminkainen Oyj	16,600	599,289
Leo Longlife Oyj	7,830	42,799
Martela Oyj	1,060	8,958
Metsaemarkka Oyj Series B	1,532	14,045
M-Real Oyj Series B	204,000	1,019,539
New Kyro Corp. Oyj	91,340	439,225
Nokian Renkaat Oyj	160,500	2,023,866
Nordic Aluminium Oyj	1,900	34,924
*Okmetic Oyj	21,204	44,762
Okobank Class A	101,080	1,426,239
Olvi Oyj Series A	8,020	200,192
Orion-Yhtyma Oyj Series A	26,000	481,036
Orion-Yhtyma Oyj Series B	16,000	296,657
Oy Stockmann AB Series B	53,350	2,054,800
Perlos Oyj	96,511	1,024,590
PK Cables Oyj	21,690	279,758
*Pmj Automec Oyj	45,410	66,240
Ponsse Oyj	12,600	332,482
*Proha Oyj	82,532	35,250
Raisio Group P.L.C. Series V	301,923	807,159
Rakentajain Koneuokrammo Oyj	10,260	150,328
Ramirent Oyj	25,540	748,847
Rapala VMC Oyj	36,040	260,287
Raute Oyj Series A	4,190	70,623
Rocla Oyj	2,900	38,208
*Satama Interactive Oyj	70,900	87,684
#Scanfil Oyj	63,879	331,021
Sponda Oyj	112,011	1,054,920
SSH Communications Oyj	44,900	65,642
Stockmann Oyj AB	35,240	1,334,199
*Stonesoft Corp.	49,279	29,854
SysOpen Digia Oyj	16,020	87,778
Talentum Oyj	36,600	160,567
*Tecnomen Holding Oyj	112,970	328,792
Teleste Corp. Oyi	33,899	298,605
Tieto-X Oyj	10,200	45,173
Tulikivi Oyj	5,710	55,091
Turkistuottajat Oyj	4,290	47,429
Uponor Oyj Series A	138,100	2,941,377
Vacon Oyj	14,537	301,292
Vaisala Oyj Series A	21,200	602,678
*Viking Line AB	10,560	288,302
Wartsila Corp. Oyj Series B	35,000	1,035,976
Yit-Yhtymae Oyj	45,500	1,951,535
TOTAL — FINLAND		44,720,421
BELGIUM — (3.8%)
COMMON STOCKS — (3.8%)
*Abfin SA	2,560	0
Ackermans & Van Haaren SA	67,862	3,700,659
*#Arinso International NV	14,739	263,885
Associated Weavers International	5,057	40,770
Banque Nationale de Belgique	710	2,727,594
#Barco NV	28,403	2,135,275
Bekaert SA	41,401	3,869,111
Brantano NV	2,989	166,769
#Brederode SA	12,180	355,049
Carrieres Unies Porphyre	45	100,989
CFE (Compagnie Francois d'Entreprises)	2,080	1,757,767
Cofinimmo SA	17,021	2,691,549

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Commerciale de Brasserie SA COBRHA	115	$223,408
Compagnie Maritime Belge SA	50,206	1,655,739
Cumerio	9,586	173,863
#Deceuninck SA	63,700	1,868,996
D'Ieteren SA	8,210	2,258,733
Distrigaz	57	261,024
Dolmen Computer Applications	5,036	66,261
Duvel Moorgat NV	5,019	191,913
*Econocom Group SA	27,967	219,377
Euronav SA	41,185	1,194,597
EVS Broadcast Equipment SA	5,500	186,914
#Exmar NV	10,515	1,024,244
Floridienne NV	2,033	170,142
*ICOS Vision Systems Corp. NV	18,618	654,518
*Image Recognition Integrated Systems Group SA	2,582	110,635
*Immobel (Cie Immobiliere de Belgique SA)	6,629	301,755
*Innogenetics NV	56,493	608,388
*Integrated Production & Test Engineering NV	8,030	41,388
*International Brachtherapy SA	16,544	130,778
*Ion Beam Application SA	42,233	382,976
Ipso-Ilg SA	7,920	72,693
Kinepolis	5,020	172,157
Lotus Bakeries NV	792	127,898
Melexis NV	58,750	748,668
Neuhaus NV	870	48,317
Nord-Sumatra Investissements SA	650	479,688
Omega Pharma SA	54,295	2,830,245
*Option NV	15,455	1,148,273
*Papeteries Catala SA	315	44,751
Picanol	16,120	276,828
Quick Restaurants SA	24,780	662,884
*Real Software SA	55,542	25,588
Recticel SA	22,870	203,260
*Resilux NV	1,754	82,439
Rosier SA	655	102,089
Roularta Media Group NV	9,837	608,395
*Sait Radioholland	20,197	75,220
Sapec SA	3,635	401,703
*Sapec SA VVPR	75	355
#Sioen Industries NV	21,502	211,466
SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,685	333,779
Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	667,598
*Spector Photo Group SA	5,408	9,941
*Systemat Datarelay SA	14,672	99,205
*Telindus Group SA	69,046	1,377,750
Ter Beke NV	2,281	177,458
Tessenderlo Chemie NV	47,282	1,530,078
Unibra SA	1,600	198,716
#Van De Velde NV	3,266	596,058
VPK Packaging Group SA	7,185	221,071
Warehouses De Pauw SCA	10,753	559,417
TOTAL — BELGIUM		43,629,054
DENMARK — (3.7%)
COMMON STOCKS — (3.7%)
*Alk-Abello A.S.	15,055	1,610,135

	Shares	Value††
*Almindelig Brand A.S.	28,360	$1,194,013
Amagerbanken A.S.	4,754	1,014,444
#Ambu International A.S. Series B	7,460	131,651
Amtssparekassen Fyn A.S.	2,343	490,325
Arkil Holdings A.S. Series B	270	38,961
*Auriga Industries A.S. Series B	21,600	654,098
Bang & Olufsen Holding A.S. Series B	25,687	2,639,915
*#Bavarian Nordic A.S.	4,930	371,770
*Brodrene Hartmann A.S. Series B	5,865	154,270
*Brondbyernes I.F. Fodbold A.S. Series B	5,800	66,294
Bryggerigruppen A.S.	8,515	718,051
Dalhoff, Larsen & Hornemann A.S. Series B	1,370	184,717
#Dampskibsselsk Torm A.S.	49,460	2,393,836
Dantherm Holding A.S.	9,100	185,095
Danware A.S.	4,185	79,607
*Denka Holding A.S.	375	92,159
DFDS A.S., Copenhagen	11,760	712,254
DiskontoBanken A.S.	1,433	390,532
#East Asiatic Co., Ltd.	37,723	3,549,148
Edb Gruppen A.S.	3,230	133,096
#F L Smidth & Co. A.S.	73,180	2,166,538
*Fimiston Resources & Technology, Ltd.	3,600	102,892
Fluegger A.S. Series B	2,913	284,269
Forstaedernes Bank A.S.	9,672	1,054,978
*Genmab A.S.	28,629	614,360
*Glostrup Plade Vaerksted Industri A.S.	1,700	59,932
Glunz & Jensen A.S.	2,870	37,671
#H&H International A.S. Series B	1,140	245,296
*Hadsten Bank A.S.	555	121,510
Harboes Bryggeri A.S.	5,750	207,570
Hedegaard (Peder P.) A.S.	660	64,878
Hojgaard Holding A.S. Series B	2,500	95,212
*IC Co. A.S.	3,510	184,216
*Incentive A.S.	3,575	10,495
Kjobenhavns Sommer Tivoli A.S.	580	270,845
Lan & Spar Bank A.S.	3,800	208,114
*Lastas A.S. Series B	4,600	87,566
Lollands Bank A.S.	750	38,312
*Maconomy A.S.	6,000	9,857
*Neurosearch A.S.	9,160	249,558
NKT Holding A.S.	46,745	2,143,499
Nordjyske Bank A.S.	1,725	401,242
Norresundby Bank A.S.	535	250,700
*NTR Holdings A.S.	2,530	43,318
Oestjydsk Bank	1,350	197,180
Per Aarsleff A.S. Series B	2,645	196,818
*Pharmexa A.S.	49,340	186,286
Ringkjobing Bank	3,170	337,024
#Ringkjobing Landbobank	2,890	1,376,831
Rockwool A.S.	24,520	2,421,061
*RTX Telecom A.S.	11,800	204,727
Salling Bank A.S.	750	97,018
Sanistal A.S. Series B	2,686	319,489
*#SAS Danmark A.S.	34,300	454,121
Satair A.S.	3,550	155,044
Schouw & Co. A.S.	15,485	564,957
*SDC Dandisc A.S.	6,000	58,179

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Simcorp A.S.	9,040	$1,004,827
Sjaelso Gruppen A.S.	3,888	1,045,099
Skjern Bank A.S.	2,230	226,352
*Sondagsavisen A.S.	21,165	260,094
Spar Nord Bank A.S.	8,430	1,241,120
Sparbank Vest A.S.	7,985	503,841
Sparekassen Faaborg A.S.	661	289,505
Sydbank A.S.	81,720	1,959,121
#Thrane & Thrane A.S.	5,258	203,556
*#TK Development	27,478	331,278
*Topdanmark A.S.	28,300	2,459,998
Treka A.S.	8,498	184,340
Vestfyns Bank A.S.	340	51,003
Vestjysk Bank A.S.	12,995	528,622
VT Holdings Shares B	3,130	125,940
TOTAL — DENMARK		42,740,630
SPAIN — (3.7%)
COMMON STOCKS — (3.7%)
Abengoa SA	89,300	1,314,971
Adolfo Dominguez SA	7,041	262,563
*#Amper SA	56,800	468,678
*#Avanzit SA	17,275	32,125
*#Azkoyen SA	52,500	390,959
*Azkoyen SA Issue 05	2,100	15,638
Banco de Andalucia SA	9,800	923,709
Banco de Credito Balear SA	35,424	996,093
#Banco Guipuzcoano SA	103,414	2,269,329
*Baron de Ley SA	7,980	392,571
Bodegas Riojanas SA	3,373	35,817
CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	808,315
#Campofrio Alimentacion SA	92,800	1,429,173
Cementos Portland SA	16,881	1,379,782
Compania de Distribucion Integral Logista SA	29,600	1,452,304
Compania Vinicola del Norte de Espana SA	15,600	228,630
Coporacion Financiera Reunida SA	21,703	340,356
*Dogi International Fabrics SA	20,913	117,704
Duro Felguera SA	10,860	212,906
Electnor SA	91,500	1,435,795
*#Ercros SA	1,103,370	1,214,743
*Espanola del Zinc SA	29,250	63,717
*Estacionamientos Urbanos SA	4,200	0
#Europistas Concesionaria Espanola SA	199,931	1,189,978
#Faes Farma SA	64,158	1,201,038
*Federico Partenina SA	1,190	10,045
#Funespana SA	19,671	200,309
Grupo Catalana Occidente SA	22,301	1,945,285
Grupo Empresarial Ence SA	29,279	905,865
Hullas del Coto Cortes	8,666	107,812
Iberpapel Gestion SA	24,657	500,504
Inbesos SA	8,050	90,817
Indo Internacional SA	37,172	311,086
Inmobiliaria del Sur SA	457	94,141
#Inmobiliaria Urbis SA	80,282	1,474,005
Lingotes Especiales SA	22,080	159,715
*#LSB (La Seda de Barcelona SA) Series B	54,874	138,904
*#Mecalux SA	13,929	351,058

	Shares	Value††
Miquel y Costas y Miquel SA	8,512	$242,281
#Natra SA	19,972	168,732
*Natraceutical SA	384,137	495,210
*Nicolas Correa SA	15,750	86,015
Obrascon Huarte Lain SA	82,347	1,313,342
Pescanova SA	26,443	789,098
Prim SA	10,373	296,314
Prosegur Cia de Seguridad SA	58,221	1,333,324
*#Service Point Solutions SA	28,674	73,882
*#Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	73,481	327,574
#Sol Melia SA	112,700	1,432,737
#SOS Cuetara SA	96,714	1,258,893
Tavex Algodonera SA	35,138	121,668
*#Tecnocom Telecomunicaciones y Energia SA	13,341	97,961
#Tele Pizza SA	417,825	918,972
Transportes Azkar, SA	35,477	328,067
Tubacex SA	304,169	1,288,486
Tubos Reunidos SA	37,398	426,198
Unipapel SA	44,264	938,195
#Uralita SA	338,493	1,369,477
*#Urbanizzciones y Transportes SA	26,261	63,539
Vidrala SA, Alava	47,040	1,024,720
Viscofan Industria Navarra de Envolturas Celulosicas SA	97,492	1,068,158
#Zeltia SA	384,496	2,681,215
TOTAL — SPAIN		42,610,498
AUSTRIA — (2.8%)
COMMON STOCKS — (2.8%)
*Admiral Sportwetten AG	3,905	81,494
Agrana Beteiligungs AG	4,142	355,861
Andritz AG	27,387	3,010,239
Austria Email AG	715	3,322
*Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft	42,784	332,648
Bank Fuer Kaernten und Steiermark AG	520	59,900
*#Betandwin.com Interactive Entertainment AG	40,984	4,162,687
Boehler-Uddeholm AG	26,152	4,404,703
BWT AG	24,819	684,484
*CA Immobilien Anlagen AG	134,542	3,356,519
*Christ Water Techology AG	24,819	286,485
Constantia-Verpackungen AG	21,263	830,474
*#Conwert Immobilien Invest AG	54,426	938,283
*Demeter Vermoegensverwaltung	15,000	0
*Eybl International AG	3,191	59,868
Flughafen Wien AG	32,850	2,351,685
Frauenthal Holding AG	977	182,509
*Frauenthal Holding AG Rights	977	0
Lenzing AG	3,948	829,162
Manner (Josef) & Co. AG	870	47,894
Mayr-Melnhof Karton AG	11,760	1,642,887
Oberbank AG	7,077	715,399
Palfinger AG	11,176	845,347
*#RHI AG, Wien	65,590	1,769,136
Rosenbauer International AG	2,134	158,935
*S&T System Integration & Technology Distribution AG	5,233	156,990

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Schoeller-Bleckmann Oilfield Equipment AG	23,403	$683,239
*Sparkassen Immobilien AG	56,326	580,663
Ubm Realitaetenentwicklung AG	1,440	72,295
Uniqa Versicherungen AG	128,000	3,540,366
*Wolford AG	4,900	105,973
TOTAL COMMON STOCKS		32,249,447
RIGHTS/WARRANTS — (0.0%)
*Jenbacher AG Rights 03/31/08	7,860	0
TOTAL RIGHTS/WARRANTS		0
TOTAL — AUSTRIA		32,249,447
IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
Abbey P.L.C.	62,626	759,154
*Aminex P.L.C.	281,389	151,180
*Ardagh P.L.C.	14,262	62,450
*Datalex P.L.C.	164,871	146,106
DCC P.L.C.	197,116	4,211,522
Donegal Creameries P.L.C.	21,925	111,242
*Dragon Oil P.L.C.	509,740	1,794,350
FBD Holdings P.L.C.	30,323	1,316,066
Fyffes P.L.C.	897,420	2,441,470
Glanbia P.L.C.	390,240	1,110,314
Greencore Group P.L.C.	445,622	1,765,752
*Horizon Technology Group P.L.C.	61,335	88,954
IAWS Group P.L.C.	275,215	3,952,581
IFG Group P.L.C.	122,416	190,993
Independent News & Media P.L.C.	645,069	1,934,396
*Iona Technologies P.L.C.	53,750	154,237
Irish Intercontental Group P.L.C.	44,853	572,518
*IWP International P.L.C.	39,611	1,501
*Kenmare Resources P.L.C.	1,417,323	938,435
Kingspan Group P.L.C.	185,024	2,336,845
McInerney Holdings P.L.C.	73,588	1,008,111
Paddy Power P.L.C.	123,744	1,763,465
Qualceram Shires P.L.C.	15,136	22,758
Readymix P.L.C.	109,762	305,663
United Drug P.L.C.	602,325	2,604,413
*Waterford Wedgwood P.L.C.	3,152,188	223,911
TOTAL — IRELAND		29,968,387
PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
Cin Corporacao Industrial do Norte SA	1,000	5,697
Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	339,825
EFACEC Capital SGPS SA	60,600	225,886
*Fibras Sinteticas de Portugal SA	195,903	51,040
Finibanco Holdings SGPS SA	81,326	193,360
*Gescartao SGPS SA	28,003	413,705
Ibersol SGPS SA	20,401	144,961
*Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,125,372
*Investimentos Participacoes e Gestao SA Inapa	43,702	147,091
Jeronimo Martins SGPS SA	170,757	2,568,291
Mota-Engil SGPS SA	250,900	964,850
*#Novabase SGPS	56,005	421,749

	Shares	Value††
*#ParaRede SGPS SA	423,662	$145,723
Portucel-Empresa Produtora de Pasta de Papel SA	466,977	928,197
Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	472,821
Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	257,383
*Sociedade Construcoes Soares da Costa SA	19,200	39,755
#Sociedade de Investimento e Gestao SGPS SA	160,396	1,292,306
*#Sonaecom SGPS SA	321,175	1,389,135
*Sporting Sociedad Desportiva de Futebol SAD	17,030	52,776
*Sumolis - Companhia Industrial de Fruitas e Bebidas SA	40,358	69,797
Teixeira Duarte Engenharia e Construcoes SA	609,000	956,569
TOTAL — PORTUGAL		12,206,289
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.2%)
▲Repurchase Agreement, Mizuho Securities USA 3.60%, 01/03/06 (Collateralized by $212,178,913 U.S. STRIPS, rates ranging from 0% to 11.25%, maturities ranging from 05/15/06 to 02/15/31; U.S. Treasury Bonds, rates ranging from 5.25% to 10.625%, maturities ranging from 02/15/06 to 05/15/30; & U.S. Treasury Notes 2.75%, 06/30/06 & 3.50%, 08/15/09, valued at $126,480,871) to be repurchased at $124,049,600	$124,000	124,000,000
▲Repurchase Agreement, Deutsche Bank Securities 3.60%, 01/03/06 (Collateralized by $3,505,153 U.S. TIPS 2.00%, 01/15/14, valued at $3,793,275) to be repurchased at $3,720,385	3,719	3,718,897
Repurchase Agreement, PNC Capital Markets, Inc. 4.05%, 01/03/06 (Collateralized by $1,937,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,910,366) to be repurchased at $1,882,847	1,882	1,882,000
TOTAL TEMPORARY CASH INVESTMENTS		129,600,897
TOTAL INVESTMENTS — (100.0%) (Cost $845,628,803)^		$1,158,831,863

  ^  The cost for federal income tax purposes is $845,629,173.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2005

		Shares	Value††

COMMON STOCKS — (76.3%)
Industrials — (22.1%)
# *	A&A Material Corp.	164,000	$352,840
#	Advan Co., Ltd.	62,300	918,916
#	ADVANEX, Inc.	78,000	280,903
	Aica Kogyo Co., Ltd.	181,000	2,229,508
#	Aichi Corp.	202,200	1,644,773
	Aida Engineering, Ltd.	113,000	865,311
	Airport Facilities Co., Ltd.	120,970	698,413
	Airtech Japan, Ltd.	12,100	114,855
	Alps Logistics Co., Ltd.	41,700	820,534
#	Altech Co., Ltd.	14,000	97,990
	Altech Corp.	17,050	214,880
	Amano Corp.	184,000	2,941,600
	Amatsuji Steel Ball Manufacturing Co., Ltd.	42,000	542,684
	Ando Corp.	206,000	586,859
	Anest Iwata Corp.	100,000	451,306
*	Arai-Gumi, Ltd.	34,450	65,244
	Asahi Diamond Industrial Co., Ltd.	178,000	1,423,503
	Asahi Kogyosha Co., Ltd.	78,000	329,064
	Asahi Pretec Corp.	60,400	1,420,881
# *	Asahi Tec Corp.	118,000	313,503
	Asanuma Corp.	162,000	452,069
	Asia Air Survey Co., Ltd.	17,000	81,853
	Asia Securities Printing Co., Ltd.	44,000	707,854
	Asunaro Construction, Ltd.	116,000	1,000,317
	Ataka Construction & Engineering Co., Ltd.	44,000	182,085
	Bando Chemical Industries, Ltd.	269,000	1,158,867
	Biken Techno Corp.	4,200	37,544
#	BSL Corp.	475,354	1,016,383
	Bunka Shutter Co., Ltd.	171,000	929,963
	Central Security Patrols Co., Ltd.	31,400	242,253
	Chudenko Corp.	73,000	1,160,019
	Chugai Ro Co., Ltd.	235,000	783,631
#	Chuo Denki Kogyo Co., Ltd.	54,000	244,912
#	CKD Corp.	166,000	1,872,228
	Commuture Corp.	112,202	1,069,515
#	Cosel Co., Ltd.	53,500	1,650,749
	CTI Engineering Co., Ltd.	38,200	357,060
	Dai-Dan Co., Ltd.	106,000	716,814
#	Daihen Corp.	328,000	1,409,722
	Daiho Corp.	164,000	412,577
	Dai-Ichi Jitsugyo Co., Ltd.	141,000	606,327
	Daimei Telecom Engineering Corp.	100,000	1,132,307
	Daiseki Co., Ltd.	65,900	1,173,659
*	Daisue Construction Co., Ltd.	242,500	279,040
#	Daiwa Industries, Ltd.	119,000	801,354
	Danto Corp.	62,000	218,798
#	Densei-Lambda KK	42,584	570,893
	Denyo Co., Ltd.	66,000	793,059
	DMW Corp.	1,600	64,059
#	Eneserve Corp.	69,800	1,609,936
# *	Enshu, Ltd.	128,000	406,623
# *	Fudo Construction Co., Ltd.	407,200	693,830
*	Fuji Electric Construction Co., Ltd.	17,000	38,864
*	Fujita Corp.	76,410	702,761
	Fujitec Co., Ltd.	242,000	1,321,718
	Fujitsu Devices, Inc.	59,000	755,978
	Fukuda Corp.	113,000	672,068
	Fukusima Industries Corp.	20,000	277,942

1

# *	Furukawa Co., Ltd.	1,006,000	2,524,795
	Furusato Industries, Ltd.	41,000	782,144
	Goodwill Group, Inc.	2	3,746
# *	GS Yuasa Corp.	925,000	2,281,572
	Hakuyosha Co., Ltd.	57,000	176,640
	Haltec Corp.	32,000	65,555
*	Hamai Co., Ltd.	60,000	138,114
	Hanwa Co., Ltd.	562,000	2,079,876
*	Hazama Corp.	209,700	613,173
	Hibiya Engineering, Ltd.	96,000	786,036
#	Hisaka Works, Ltd.	41,000	615,332
#	Hitachi Kiden Kogyo, Ltd.	27,000	153,566
	Hitachi Metals Techno, Ltd.	13,000	59,463
	Hitachi Plant Engineering & Construction Co., Ltd.	302,000	1,901,001
	Hitachi Tool Engineering, Ltd.	65,000	1,068,639
	Hitachi Transport System, Ltd.	210,000	2,075,987
# *	Hitachi Zosen Corp.	1,307,500	2,207,849
	Hokuriku Electrical Construction Co., Ltd.	36,000	155,113
#	Hosokawa Micron Corp.	93,000	733,041
# *	Howa Machinery, Ltd.	300,000	570,768
*	Ichiken Co., Ltd.	48,000	133,671
	Iino Kaiun Kaisha, Ltd.	283,000	2,473,202
	i-Logistics Corp.	91,000	302,908
	Inaba Denki Sangyo Co., Ltd.	64,000	2,028,779
	Inabata and Co., Ltd., Osaka	159,000	1,483,927
*	Inoue Kogyo Co., Ltd.	202,000	171,792
	Inui Steamship Co., Ltd.	68,000	289,675
#	Iseki & Co., Ltd.	585,000	1,770,685
# *	Ishikawa Seisakusho, Ltd.	75,000	130,535
	Ishikawajima Construction Materials Co., Ltd.	18,000	54,174
	Ishikawajima Transport Machinery Co., Ltd.	43,000	135,778
	Itoki Crebio Corp.	130,000	1,212,817
#	Iwasaki Electric Co., Ltd.	183,000	609,965
#	Iwatani International Corp.	636,000	2,081,866
# *	J Bridge Corp.	144,000	2,130,454
#	Jalux, Inc.	31,200	522,390
	Jamco Corp.	61,000	730,300
	Japan Airport Terminal Co., Ltd.	243,700	2,140,575
*	Japan Bridge Corp.	31,000	41,003
#	Japan Cash Machine Co., Ltd.	76,115	1,455,389
	Japan Foundation Engineering Co., Ltd.	62,000	342,651
	Japan Maintenance Co., Ltd.	50,300	577,473
#	Japan Pulp and Paper Co., Ltd.	371,000	1,243,610
	Japan Servo Co., Ltd.	51,000	144,102
	Japan Steel Tower Co., Ltd.	44,000	271,494
	Japan Steel Works, Ltd.	846,000	3,830,379
#	Japan Transcity Corp.	164,000	816,639
*	JFE Shoji Holdings, Inc.	615,000	2,975,323
# *	Kamagai Gumi Co., Ltd.	340,800	1,366,170
	Kamei Corp.	89,000	992,316
	Kanaden Corp.	70,000	456,016
	Kanagawa Chuo Kotsu Co., Ltd.	150,000	739,443
	Kanamoto Co., Ltd.	66,000	389,341
# *	Kanematsu Corp.	1,035,500	2,164,430
# *	Kanematsu-NNK Corp.	60,000	115,938
#	Katakura Industries Co., Ltd.	87,000	1,666,403
	Kato Works Co., Ltd.	140,000	505,083
	Kawada Industries, Inc.	102,000	263,378
	Kawasho Gecoss Corp.	90,600	555,440
#	Keihin Co., Ltd.	178,000	686,126
*	Kimmon Manufacturing Co., Ltd.	76,000	213,294
# *	Kimura Chemical Plants Co., Ltd.	27,000	108,007
#	Kinki Sharyo Co., Ltd., Nagaokakyo	150,000	543,850
*	Kinsho Corp.	21,000	69,957
	Kintetsu World Express, Inc.	85,700	1,843,312
	Kioritz Corp.	143,000	450,957
	Kitagawa Iron Works Co., Ltd.	203,000	507,338
	Kitano Construction Corp.	196,000	632,154
	Kitazawa Sangyo Co., Ltd.	17,500	55,667

2

	Kitz Corp.	306,000	2,120,420
	Kodensha Co., Ltd.	14,000	47,309
	Koike Sanso Kogyo Co., Ltd.	104,000	371,335
	Koito Industries, Ltd.	92,000	521,877
*	Kokusai Kogyo Co., Ltd.	88,000	411,738
	Komai Tekko, Inc.	74,000	268,310
	Kondotec, Inc.	30,000	316,119
	Kosaido Co., Ltd.	55,700	449,450
	Kuroda Electric Co., Ltd.	81,900	1,287,030
	Kyodo Printing Co., Ltd.	240,000	1,045,702
#	Kyoei Sangyo Co., Ltd.	44,000	140,229
	Kyokuto Boeki Kaisha, Ltd.	63,000	223,374
	Kyokuto Kaihatsu Kogyo Co., Ltd.	101,100	917,495
#	Kyosan Electric Manufacturing Co., Ltd.	136,000	473,520
	Kyowa Exeo Corp.	201,000	2,186,680
	Kyudenko Corp.	200,000	1,296,714
	Link Consulting Associates - Japan Corp.	24,300	85,681
*	Lonseal Corp.	99,000	198,486
	Maeda Corp.	358,000	2,343,854
	Maeda Road Construction Co., Ltd.	239,000	1,676,637
	Maezawa Industries, Inc.	59,300	469,011
	Maezawa Kaisei Industries Co., Ltd.	37,300	616,716
#	Makino Milling Machine Co., Ltd.	253,000	2,308,995
	Marubeni Construction Material Lease Co., Ltd.	54,000	152,938
	Maruwn Corp.	44,000	144,842
#	Maruyama Manufacturing Co., Inc.	108,000	396,258
	Maruzen Showa Unyu Co., Ltd.	236,000	929,834
	Matsuda Sangyo Co., Ltd.	53,000	791,341
	Matsui Construction Co., Ltd.	61,600	302,580
# *	Matsuo Bridge Co., Ltd.	37,000	64,582
	Max Co., Ltd.	139,000	1,638,486
#	Meidensha Corp.	626,050	1,985,409
# *	Meiji Machine Co., Ltd.	90,000	113,541
#	Meiji Shipping Co., Ltd.	85,000	363,129
*	Meisei Industrial Co., Ltd.	29,000	167,009
	Meito Transportation Co., Ltd.	22,000	173,774
# *	Meiwa Trading Co., Ltd.	119,000	559,060
	Mirai Group Co., Ltd.	49,000	118,196
# *	Mitsubishi Cable Industries, Ltd.	478,000	1,010,312
# *	Mitsubishi Kakoki Kaisha, Ltd.	191,000	510,239
#	Mitsubishi Pencil Co., Ltd.	77,000	908,453
	Mitsuboshi Belting, Ltd.	213,000	1,416,890
# *	Mitsui Matsushima Co., Ltd.	191,000	356,363
#	Mitsui-Soko Co., Ltd.	339,000	1,726,902
	Mitsumura Printing Co., Ltd.	73,000	380,802
	Miura Co., Ltd.	106,100	2,417,137
	Miura Printing Corp.	19,000	67,598
#	Miyaji Engineering Group	148,000	297,195
*	Mori Denki Mfg. Co., Ltd.	326,000	172,016
	Mori Seiki Co., Ltd.	191,400	2,494,969
	Morita Corp.	100,000	619,477
	Moshi Moshi Hotline, Inc.	14,400	1,409,559
	Mystar Engineering Corp.	15,600	89,049
	Nabtesco Corp.	309,000	3,444,838
	NAC Co., Ltd.	25,100	354,521
	Nachi-Fujikoshi Corp.	604,000	2,923,102
# *	Nakano Corp.	49,000	126,328
	NEC System Integration & Construction, Ltd.	108,500	1,313,885
	Nichias Corp.	320,000	1,835,325
	Nichiban Co., Ltd.	75,000	287,453
	Nichiha Corp.	92,480	1,359,006
# *	Nihon Spindle Manufacturing Co., Ltd.	56,000	134,135
	Nikkiso Co., Ltd.	186,000	1,386,766
	Nikko Co., Ltd., Akashi	98,000	320,925
#	Nippei Toyama Corp.	118,000	877,130
	Nippo Corp.	291,000	2,156,574
	Nippon Carbon Co., Ltd.	299,000	737,447
	Nippon Chutetsukan KK	44,000	94,507
# *	Nippon Conveyor Co., Ltd.	168,000	250,264

3

	Nippon Densetsu Kogyo Co., Ltd.	162,000	912,642
	Nippon Denwa Shisetu Co., Ltd.	144,000	520,479
	Nippon Hume Corp.	60,000	230,242
#	Nippon Jogesuido Sekkei Co., Ltd.	175	253,870
#	Nippon Kanzai Co., Ltd.	49,300	1,375,363
	Nippon Koei Co., Ltd., Tokyo	190,000	762,225
	Nippon Konpo Unyu Soko Co., Ltd.	193,000	2,410,432
	Nippon Road Co., Ltd.	208,000	515,821
	Nippon Seisen Co., Ltd.	57,000	248,497
	Nippon Sharyo, Ltd.	365,000	914,706
	Nippon Signal Co., Ltd.	157,000	1,175,781
#	Nippon Thompson Co., Ltd.	185,000	1,585,313
	Nippon Tungsten Co., Ltd.	44,000	169,307
#	Nippon Yusoki Co., Ltd.	71,000	447,091
#	Nishimatsu Construction Co., Ltd.	238,000	998,199
	Nishishiba Electric Co., Ltd.	73,000	160,442
	Nissan Diesel Motor Co., Ltd.	64,000	396,371
	Nissei Corp.	79,600	968,556
	Nissei Plastic Industrial Co., Ltd.	46,000	452,617
	Nissha Printing Co., Ltd.	115,000	2,822,239
#	Nisshin Fudosan Co., Ltd.	49,300	666,894
	Nissin Corp.	248,000	831,833
	Nissin Electric Co., Ltd.	264,000	1,272,950
	Nitchitsu Co., Ltd.	14,000	37,779
	Nitta Corp.	72,900	969,788
#	Nitto Boseki Co., Ltd.	651,000	1,542,822
	Nitto Electric Works, Ltd.	116,500	1,889,825
	Nitto Kohki Co., Ltd.	58,500	1,275,507
	Nitto Seiko Co., Ltd.	80,000	354,154
*	Nittoc Construction Co., Ltd.	61,000	118,019
#	Nittyu Co., Ltd.	7,437	1,099,885
#	Nomura Co., Ltd.	138,000	788,259
#	Noritz Corp.	131,800	2,173,241
	Obayashi Road Corp.	106,000	256,219
	Odakyu Construction Co., Ltd.	29,000	84,775
*	Ohmori Co., Ltd.	18,400	11,854
	Oiles Corp.	59,160	1,258,705
#	Okabe Co., Ltd.	92,000	338,330
*	Okamoto Machine Tool Works, Ltd.	101,000	399,612
#	Okamura Corp.	290,000	2,166,264
#	Oki Electric Cable Co., Ltd.	76,000	250,593
*	OKK Corp.	178,000	677,935
	Okuma Corp.	359,640	3,222,882
	O-M, Ltd.	46,000	154,948
	Onoken Co., Ltd.	49,000	765,062
	Organo Corp.	140,000	851,558
	Oriental Construction Co., Ltd.	51,900	251,390
	Original Engineering Consultants Co., Ltd.	9,000	45,367
	Oyo Corp.	80,300	822,445
	P.S. Mitsubishi Construction Co., Ltd.	58,300	242,762
# *	Pasco Corp.	180,500	436,129
#	Pasona, Inc.	1,069	2,481,256
#	Patlite Corp.	21,340	266,998
*	Patlite Corp. Issue 05 When Issued	21,340	266,998
# *	Penta-Ocean Construction Co., Ltd.	1,187,000	2,306,580
# *	PIA Corp.	17,200	312,399
	Pilot Corp.	91	431,748
	Raito Kogyo Co., Ltd.	138,100	551,490
#	Rasa Industries, Ltd.	181,000	659,786
	Rheon Automatic Machinery Co., Ltd.	40,000	140,814
	Riken Electric Wire Co., Ltd.	20,000	40,962
	Ryobi, Ltd.	447,000	2,728,525
# *	Saeki Kensetsu Kogyo Co., Ltd.	114,000	163,241
# *	Sailor Pen Co., Ltd.	74,000	142,030
#	Sakai Heavy Industries, Ltd.	96,000	296,695
*	Sakurada Co., Ltd.	83,000	112,650
#	Sanix, Inc.	86,800	533,829
	Sanki Engineering Co., Ltd.	186,000	1,486,855
	Sanko Metal Industrial Co., Ltd., Tokyo	54,000	120,699

4

	Sankyo-Tateyama Holdings, Inc.	855,000	2,059,047
#	Sankyu, Inc., Tokyo	730,000	3,304,006
	Sanritsu Corp.	5,400	61,281
	Sanyo Denki Co., Ltd.	144,000	794,852
	Sanyo Engineering & Construction, Inc.	48,000	324,187
	Sanyo Industries, Ltd., Tokyo	72,000	198,666
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	362,000	802,175
*	Sata Construction Co., Ltd., Gumma	130,000	192,981
#	Sato Corp.	83,500	1,763,286
	Sato Shoji Corp.	52,000	743,145
	Sawafuji Electric Co., Ltd.	31,000	98,222
	Secom Joshinetsu Co., Ltd.	29,200	629,596
	Secom Techno Service Co., Ltd.	32,500	1,253,507
	Seibu Electric Industry Co., Ltd.	46,000	284,263
	Seika Corp.	179,000	427,940
*	Seikitokyu Kogyo Co., Ltd.	251,000	307,607
	Sekisui Jushi Co., Ltd.	112,000	859,795
	Senko Co., Ltd.	279,000	992,963
	Senshu Electric Co., Ltd.	21,300	448,033
#	Shibaura Mechatronics Corp.	120,000	1,187,236
	Shibusawa Warehouse Co., Ltd.	170,000	721,234
	Shibuya Kogyo Co., Ltd.	66,800	624,693
#	Shima Seiki Manufacturing Co., Ltd.	98,300	2,647,611
	Shin Nippon Air Technologies Co., Ltd.	52,680	384,047
#	Shin-Keisei Electric Railway Co., Ltd.	136,000	543,820
#	Shinko Electric Co., Ltd.	376,000	1,097,386
#	Shin-Kobe Electric Machinery Co., Ltd.	117,000	612,481
	Shinmaywa Industries, Ltd.	311,000	1,778,752
#	Shinsho Corp.	219,000	684,437
#	Shinwa Kaiun Kaisha, Ltd.	392,000	1,187,145
*	Shiraishi Corp.	25,000	50,989
	Sho-Bond Corp.	69,300	767,427
#	Shoko Co., Ltd.	234,000	471,334
	Showa Electric Wire & Cable Co., Ltd., Kawasaki	512,000	863,450
	Showa Mining Co., Ltd.	88,000	244,776
	Sintokogio, Ltd., Nagoya	143,000	1,633,613
	Soda Nikka Co., Ltd.	58,000	254,914
	Sodick Co., Ltd.	121,000	1,862,394
	Space Co., Ltd.	33,180	468,228
	Subaru Enterprise Co., Ltd.	36,000	125,933
	Sugimoto & Co., Ltd.	20,500	294,429
*	Sumitomo Coal Mining Co., Ltd.	356,500	480,467
	Sumitomo Densetsu Co., Ltd.	69,800	276,094
# *	Sumitomo Mitsui Construction Co., Ltd.	151,560	1,056,955
	Sumitomo Precision Products Co., Ltd., Amagasaki City	109,000	704,578
	Sumitomo Warehouse Co., Ltd.	311,000	2,298,760
	Sun Wave Corp.	96,000	309,619
#	Tadano, Ltd.	335,000	2,460,679
	Taihei Dengyo Kaisha, Ltd.	97,000	734,801
*	Taihei Kogyo Co., Ltd.	180,000	598,239
*	Taiheiyo Kouhatsu, Inc.	142,000	249,399
	Taiho Kogyo Co., Ltd.	67,100	759,402
	Taikisha, Ltd.	97,000	1,529,909
	Taisei Rotec Corp.	185,000	420,453
	Takada Kiko Co., Ltd.	44,000	230,732
#	Takamatsu Corp.	50,300	2,261,456
	Takano Co., Ltd.	34,400	662,722
#	Takaoka Electric Manufacturing Co., Ltd., Tokyo	250,000	589,439
	Takara Printing Co., Ltd.	23,550	248,266
	Takara Standard Co., Ltd.	418,000	2,506,227
	Takasago Thermal Engineering Co., Ltd.	218,000	1,657,472
#	Takashima & Co., Ltd.	90,000	218,965
	Takigami Steel Construction Co., Ltd.	50,000	329,304
	Takuma Co., Ltd.	227,000	1,683,921
	Tanseisha Co., Ltd.	41,000	165,292
#	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	484,026
# *	TC Properties Co., Ltd.	579,000	0
#	TCM Corp.	176,000	439,075
	Techno Ryowa, Ltd.	38,200	288,821

5

	Tekken Corp.	393,000	790,421
	Teraoka Seisakusho Co., Ltd.	37,000	317,574
	Tetra Co., Ltd., Tokyo	64,000	227,116
	Toa Corp.	511,000	1,053,418
#	Toa Doro Kogyo Co., Ltd.	110,000	373,447
# *	Tobishima Corp.	447,500	710,919
	Tocalo Co., Ltd.	39,000	1,311,118
	Todentu Corp.	84,000	300,855
	Toenec Corp.	242,000	1,034,192
	Tohoku Telecommunications Construction Co., Ltd.	42,000	321,899
	Tokai Konetsu Kogyo Co., Ltd.	32,000	129,540
*	Tokai Lease Co., Ltd.	29,000	75,792
	Tokimec, Inc.	205,000	507,216
	Toko Electric Corp.	72,000	371,988
	Tokyo Biso Kogyo Corp.	19,000	221,320
	Tokyo Energy & Systems, Inc.	91,000	752,647
	Tokyo Kikai Seisakusho, Ltd.	193,000	679,184
	Tokyo Leasing Co., Ltd.	165,200	2,766,406
	Tokyo Sangyo Co., Ltd.	65,000	254,211
	Toli Corp.	173,000	567,444
	Tomoe Corp.	84,000	364,923
	Tonami Transportation Co., Ltd.	240,000	701,353
	Torishima Pump Manufacturing Co., Ltd., Osaka	62,000	458,651
	Toshiba Machine Co., Ltd.	366,000	3,256,933
	Toshiba Plant Kensetsu Co., Ltd.	248,000	1,351,050
	Tosho Printing Co., Ltd.	156,000	678,453
	Totetsu Kogyo Co., Ltd.	73,000	379,576
	Toyo Bussan Co., Ltd.	36,300	371,584
# *	Toyo Construction Co., Ltd.	644,000	1,063,701
#	Toyo Electric Co., Ltd.	94,000	468,834
#	Toyo Engineering Corp.	473,000	2,230,910
*	Toyo Shutter Co., Ltd.	77,000	118,879
#	Toyo Wharf & Warehouse Co., Ltd.	182,000	436,847
	Trusco Nakayama Corp.	86,000	2,005,430
	Tsubaki Nakashima Co., Ltd.	130,000	2,125,772
	Tsubakimoto Chain Co.	435,000	2,813,591
	Tsubakimoto Kogyo Co., Ltd.	66,000	228,315
#	Tsudakoma Corp.	164,000	384,450
	Tsugami Corp.	220,000	1,581,553
#	Tsukishima Kikai Co., Ltd.	115,000	988,495
	Tsurumi Manufacturing Co., Ltd.	61,000	633,378
	Tsuzuki Denki Co., Ltd.	58,000	258,905
	Uchida Yoko Co., Ltd.	123,000	790,069
	Ueki Corp.	47,000	115,967
	UFJ Central Leasing Co., Ltd.	53,000	2,607,517
#	Union Tool Co.	56,100	2,185,853
	Utoc Corp.	68,000	191,936
# *	Venture Link Co., Ltd.	308,600	1,024,128
	Wakachiku Construction Co., Ltd.	303,000	707,923
	Weathernews, Inc.	15,800	98,951
#	Yahagi Construction Co., Ltd.	90,000	523,705
#	Yamato Corp.	50,000	205,662
	Yamaura Corp.	40,500	130,994
#	Yamazen Co., Ltd.	229,000	1,524,291
	Yasuda Warehouse Co., Ltd.	74,000	647,353
	Yokogawa Bridge Corp.	98,400	572,647
	Yondenko Corp.	98,800	579,189
# *	Yuasa Trading Co., Ltd.	555,000	1,204,166
	Yuken Kogyo Co., Ltd.	83,000	245,355
	Yurtec Corp.	202,000	1,163,199
#	Yushin Precision Equipment Co., Ltd.	36,240	583,505
# *	Z- Plus Holdings Co., Ltd.	52,000	168,215
Total Industrials			330,752,015

Consumer Discretionary — (17.0%)
#	ABILIT Corp.	45,000	1,406,576
	Aeon Fantasy Co., Ltd.	31,300	758,596
#	Ahresty Corp.	41,300	858,713
	Aichi Machine Industry Co., Ltd.	216,000	870,442

6

	Aigan Co., Ltd.	50,600	423,939
#	Aisan Industry Co., Ltd.	143,400	1,451,863
#	Akebono Brake Industry Co., Ltd.	285,000	2,328,834
	Akindo Sushiro Co., Ltd.	10,300	278,759
	Alpine Electronics, Inc.	162,500	2,184,631
#	Anrakutei Co., Ltd.	39,000	254,268
	AOI Advertising Promotion, Inc.	21,000	185,723
	Aoki International Co., Ltd.	117,100	1,920,295
	Araya Industrial Co., Ltd.	112,000	299,588
	Ashimori Industry Co., Ltd.	147,000	396,711
	Asics Trading Co., Ltd.	12,000	158,460
# *	Atom Corp.	44,300	226,726
	Atsugi Co., Ltd.	509,000	883,553
	Aucnet, Inc.	23,600	455,988
#	Autoseven Co., Inc.	14,600	221,795
#	Avex, Inc.	112,900	2,654,782
#	Banpresto Co., Ltd.	28,900	773,178
#	Belluna Co., Ltd.	65,130	2,231,565
#	Best Denki Co., Ltd.	325,000	1,445,325
# *	Bookoff Corp.	48,000	1,013,719
	Cabin Co., Ltd.	103,000	389,621
# *	Catena Corp.	46,000	209,840
# *	Cecile Co., Ltd.	102,600	855,372
	Chiyoda Co., Ltd.	107,800	2,246,220
	Chofu Seisakusho Co., Ltd.	54,500	1,197,451
# *	Chori Co., Ltd.	405,000	972,238
#	Chuo Spring Co., Ltd., Nagoya	153,000	690,688
	Chuo Woollen Mills, Ltd.	24,000	76,276
# *	Clarion Co., Ltd.	718,000	1,296,318
	Cleanup Corp.	114,000	1,017,839
	Colowide Co., Ltd.	69,500	869,197
# *	Columbia Music Entertainment, Inc.	409,000	456,893
#	Copal Co., Ltd.	142,300	1,755,218
	Corona Corp.	75,700	1,257,695
*	Cross Plus, Inc.	16,200	343,187
#	Cybozu, Inc.	240	1,089,133
#	D&M Holdings, Inc.	212,000	659,206
#	Daido Kogyo Co., Ltd.	85,000	267,502
#	Daido Metal Co., Ltd.	106,000	939,124
#	Daidoh, Ltd.	106,000	1,227,043
	Daiki Co., Ltd.	49,900	585,333
	Daikoku Denki Co., Ltd.	38,000	954,644
*	Daikyo, Inc.	69,000	385,850
	Dainichi Co., Ltd.	37,700	407,960
	Daisyo Corp.	53,200	695,910
*	Daito Woolen Spinning & Weaving Co., Ltd., Tokyo	42,000	99,097
# *	Daiwa Seiko, Inc.	343,000	716,020
	Daiwabo Co., Ltd.	336,000	780,814
	Descente, Ltd.	190,000	922,291
*	Dia Kensetsu Co., Ltd.	207,500	438,012
#	Doshisha Co., Ltd.	45,700	948,405
#	Doutor Coffee Co., Ltd.	54,200	1,135,824
	Dynic Corp.	98,000	337,751
	Eagle Industry Co., Ltd.	105,000	786,322
# *	Econach Co., Ltd.	112,000	169,727
	Eikoh, Inc.	12,100	102,113
	Exedy Corp.	129,400	3,460,194
	F.D.C. Products, Inc.	31,119	644,328
	Fine Sinter Co., Ltd.	31,000	140,502
#	France Bed Holdings Co., Ltd.	581,000	1,511,979
#	Fuji Co., Ltd.	90,500	1,441,168
#	Fuji Corp, Ltd.	71,000	383,860
#	Fuji Kiko Co., Ltd.	128,000	450,100
#	Fuji Kyuko Co., Ltd.	281,000	1,000,455
*	Fuji Spinning Co., Ltd., Tokyo	251,000	416,704
	Fujikura Rubber, Ltd.	54,000	393,403
#	Fujita Kanko, Inc.	281,000	1,844,484
	Fujitsu Business Systems, Ltd.	69,200	1,028,370
# *	Fujitsu General, Ltd.	273,000	879,205

7

# *	Furukawa Battery Co., Ltd.	45,000	108,144
	Fuso Lexel, Inc.	35,500	325,331
#	Gakken Co., Ltd.	247,000	629,373
#	Genki Sushi Co., Ltd.	17,200	183,237
	Gigas K’s Denki Corp.	92,444	2,558,373
	Global-Dining, Inc.	6,200	50,630
# *	Goldwin, Inc.	117,000	363,057
	Gourmet Kineya Co., Ltd.	47,000	355,249
*	GSI Creos Corp.	120,000	247,894
	H.I.S. Co., Ltd.	86,000	1,846,743
	Happinet Corp.	29,900	796,283
	Haruyama Trading Co., Ltd.	40,900	557,294
	Himaraya Co., Ltd.	3,500	21,617
	Hitachi Powdered Metal Co., Ltd.	78,000	514,861
	Homac Corp.	97,100	1,618,297
	Horipro, Inc.	28,400	352,811
*	Ichida and Co., Ltd.	23,400	39,618
#	Ichikawa Co., Ltd.	63,000	259,226
#	Ichikoh Industries, Ltd.	202,000	602,821
#	Imasen Electric Industrial Co., Ltd.	23,500	196,848
#	Impact 21 Co., Ltd.	48,900	1,126,522
# *	Impress Corp.	771	457,247
	Inaba Seisa Kusho Co., Ltd.	43,400	722,950
	Ishizuka Glass Co., Ltd.	81,000	273,227
*	Izuhakone Railway Co., Ltd.	300	13,521
*	Izutsuya Co., Ltd.	245,000	399,560
*	Jac Holdings Co., Ltd.	526,800	816,675
*	Janome Sewing Machine Co., Ltd.	470,000	827,317
# *	Japan General Estate Co., Ltd.	61,800	911,654
#	Japan Kenzai Co., Ltd.	60,240	402,089
#	Japan Vilene Co., Ltd.	164,000	1,305,873
	Japan Wool Textile Co., Ltd.	224,000	1,842,793
	Jeans Mate Corp.	19,240	309,187
	Joban Kosan Co., Ltd.	193,000	352,262
	Joint Corp.	47,500	2,462,224
#	Joshin Denki Co., Ltd.	147,000	1,079,949
	Juel Verite Ohkubo Co., Ltd	24,000	83,635
	Juki Corp.	308,000	1,642,465
*	Jyomo Co., Ltd.	48,000	155,469
	Kabuki-Za Co., Ltd.	28,000	1,075,672
#	Kadokawa Holdings, Inc.	67,600	2,117,489
	Kahma Co., Ltd.	79,900	1,879,268
	Kanto Auto Works, Ltd.	180,600	2,670,203
	Kasai Kogyo Co., Ltd.	79,000	381,521
	Kato Sangyo Co., Ltd.	96,300	1,627,831
# *	Kawai Musical Instruments Manufacturing Co., Ltd.	144,000	370,849
# *	Kawashima Textile Manufacturers, Ltd.	175,000	406,337
#	Kayaba Industry Co., Ltd.	563,000	1,824,138
	Keiiyu Co., Ltd.	22,100	298,402
#	Keiyo Co., Ltd.	139,900	780,641
	Kentucky Fried Chicken Japan, Ltd.	55,000	962,608
#	Kenwood Corp.	945,000	1,758,699
#	Kinki Nippon Tourist Co., Ltd.	196,000	816,755
#	Kinugawa Rubber Industrial Co., Ltd.	139,000	311,479
#	Kisoji Co., Ltd.	59,300	957,188
	Koekisha Co., Ltd.	10,600	209,743
	Kohnan Shoji Co., Ltd.	58,900	860,377
#	Kojima Co., Ltd.	94,000	1,008,187
	Komatsu Seiren Co., Ltd.	91,000	432,738
	Konaka Co., Ltd.	56,200	770,474
#	Konami Sports Corp.	71,900	1,110,331
	Kurabo Industries, Ltd.	642,000	2,031,714
	Kuroganeya Co., Ltd.	14,000	58,262
#	Kyoritsu Maintenance Co., Ltd.	26,300	891,335
	Kyoto Kimono Yuzen Co., Ltd.	224	696,282
	Kyowa Leather Cloth Co., Ltd.	58,000	440,780
#	Laox Co., Ltd.	144,000	438,661
*	Look, Inc.	72,000	209,284
	Maezawa Kyuso Industries Co., Ltd.	39,200	709,932

8

*	Magara Construction Co., Ltd.	61,000	94,445
# *	Mamiya-Op Co., Ltd.	58,000	115,674
	Marche Corp.	10,700	89,361
	Mars Engineering Corp.	56,600	1,352,147
	Marubeni Telecom Co., Ltd.	117	129,586
	Maruei Department Store Co., Ltd.	72,000	207,023
# *	Maruzen Co., Ltd.	263,000	485,000
	Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment	46,000	379,645
#	Matsuya Co., Ltd.	135,000	2,386,422
	Matsuya Foods Co., Ltd.	47,700	919,515
#	Matsuzakaya Co., Ltd.	445,077	3,604,909
	Meiwa Industry Co., Ltd.	21,000	94,638
#	Misawa Resort Co., Ltd.	120,000	548,178
	Mitsuba Corp.	114,690	1,216,872
	Mitsui Home Co., Ltd.	158,000	1,036,628
	Miyuki Keori Co., Ltd.	73,000	312,245
#	Mizuno Corp.	342,000	1,986,967
#	MOS Food Services, Inc.	79,000	1,078,036
#	MR Max Corp.	73,900	282,215
	Mutow Co., Ltd.	46,600	221,848
# *	Naigai Co., Ltd.	161,000	227,745
#	Nexyz Corp.	2,700	436,541
*	Nice Corp.	295,000	1,214,797
	Nichimo Co., Ltd.	54,000	142,228
	Nichimo Corp.	280,000	439,368
#	Nidec Tosok Corp.	54,600	743,629
	Nihon Eslead Corp.	38,748	1,017,160
	Nihon Tokushu Toryo Co., Ltd.	44,000	275,207
	Nikko Travel Co., Ltd.	12,200	64,976
	Nippon Felt Co., Ltd.	56,000	342,259
#	Nippon Piston Ring Co., Ltd.	205,000	680,723
	Nippon Restaurant System, Inc.	36,200	1,241,666
#	Nippon Seiki Co., Ltd.	156,000	2,696,201
	Nishimatsuya Chain Co., Ltd.	89,700	3,514,466
	Nissan Shatai Co., Ltd.	150,000	1,104,632
	Nissen Co., Ltd.	138,600	2,103,643
	Nissin Kogyo Co., Ltd.	54,600	2,553,266
#	Nittan Valve Co., Ltd.	58,000	666,554
	Nitto Seimo Co., Ltd.	32,000	84,167
	Noritake Co., Ltd.	404,000	2,329,398
#	Noritsu Koki Co., Ltd.	83,100	1,432,101
# *	Omikenshi Co., Ltd.	122,000	171,168
*	Orient Watch Co., Ltd.	12,000	4,107
	Pacific Industrial Co., Ltd.	135,000	793,361
#	PanaHome Corp.	408,000	2,601,805
	Parco Co., Ltd.	209,000	2,090,706
#	Pentax Corp.	315,000	1,847,943
	Piolax, Inc.	32,400	635,109
	Press Kogyo Co., Ltd.	309,000	1,415,787
# *	Renown D’urban Holdings, Inc.	93,800	1,040,397
#	Resorttrust, Inc.	95,640	3,000,781
	Rhythm Watch Co., Ltd.	344,000	642,663
	Right On Co., Ltd.	76,625	3,788,947
	Riken Corp.	271,000	1,785,065
#	Ringer Hut Co., Ltd.	46,400	509,673
	Roland Corp.	64,400	1,441,314
	Royal Co., Ltd.	107,000	1,439,197
#	Sagami Chain Co., Ltd.	52,000	436,878
	Sagami Co., Ltd.	66,000	228,288
	Sagami Rubber Industries Co., Ltd.	15,000	58,249
#	Saint Marc Co., Ltd.	28,300	1,753,727
#	Saizeriya Co., Ltd.	132,300	1,793,817
	Sakai Ovex Co., Ltd.	124,000	280,561
	Sanden Corp.	368,000	1,823,746
#	Sanei-International Co., Ltd.	38,100	1,658,280
	Sankyo Seiko Co., Ltd.	150,000	828,919
	Sanoh Industrial Co., Ltd.	85,000	639,564
# *	Sanrio Co., Ltd.	197,800	2,209,146
	Sanyo Shokai, Ltd.	349,000	2,829,302

9

	Seiko Corp.	298,407	1,511,126
#	Seiren Co., Ltd.	155,000	2,158,431
	Senshukai Co., Ltd.	119,000	1,181,913
	Shaddy Co., Ltd.	49,000	525,062
*	Shikibo, Ltd.	291,000	571,850
	Shinyei Kaisha	80,000	294,448
	Shiroki Co., Ltd.	196,000	634,050
	Shobunsha Publications, Inc.	42,800	684,495
#	Shochiku Co., Ltd.	277,000	2,287,248
	Showa Aircraft Industry Co., Ltd.	79,000	1,140,856
	Showa Corp.	39,500	658,453
*	Showa Rubber Co., Ltd.	156,000	118,225
*	Silver Ox, Inc.	30,000	66,948
# *	Silver Seiko, Ltd.	457,000	396,721
#	Simree Co., Ltd.	24,900	150,471
	SK Japan Co., Ltd.	8,250	54,332
	SNT Corp.	58,300	337,068
*	Sofmap Co., Ltd.	9,300	38,007
	Sotoh Co., Ltd.	12,000	175,615
	SPK Corp.	7,800	130,264
	Suminoe Textile Co., Ltd.	159,000	467,735
*	Suzutan Co., Ltd.	13,200	77,985
# *	SXL Corp.	206,000	369,430
	Tachikawa Corp.	43,800	321,579
	Tachi-S Co., Ltd.	88,140	871,070
*	Taka-Q Co., Ltd.	34,500	161,704
# *	Takara Co., Ltd.	224,000	760,483
	Tasaki Shinju Co., Ltd.	70,000	294,838
#	Taya Co., Ltd.	5,000	39,827
*	TDF Corp.	11,000	48,539
#	Tecmo, Ltd.	57,800	565,190
#	Teikoku Piston Ring Co., Ltd.	85,000	1,199,107
	Teikoku Sen-I Co., Ltd.	62,000	286,037
#	Ten Allied Co., Ltd.	50,000	209,517
	Tenma Corp.	79,600	1,433,238
	Tigers Polymer Corp.	40,000	252,346
*	Toabo Corp.	140,000	204,126
	Toei Co., Ltd.	373,000	2,377,694
*	Tohoku Misawa Homes Co., Ltd.	24,000	117,862
	Tohoku Pioneer Corp.	49,600	644,726
*	Tohto Suisan Co., Ltd.	80,000	207,986
# *	Tokai Kanko Co., Ltd.	618,000	358,231
	Tokai Senko KK, Nagoya	47,000	98,084
	Tokyo Dome Corp.	489,000	2,529,040
#	Tokyo Nissan Auto Sales Co., Ltd.	97,000	516,234
	Tokyo Soir Co., Ltd.	34,000	154,315
#	Tokyotokeiba Co., Ltd.	742,000	2,225,194
	Tokyu Recreation Corp.	63,000	356,855
#	Tomy Co., Ltd.	97,200	873,560
	Topre Corp.	136,000	1,223,575
# *	Tosco Co., Ltd.	59,000	236,729
	Totenko Co., Ltd.	35,000	100,783
#	Touei Housing Corp.	67,540	1,248,874
#	Toyo Radiator Co., Ltd.	186,000	1,013,525
	Toyo Tire & Rubber Co., Ltd.	541,000	2,665,557
	Tsukamoto Co., Ltd.	44,000	92,739
	Tsutsumi Jewelry Co., Ltd.	50,400	1,764,433
	Unitika, Ltd.	1,244,000	2,334,576
	U-Shin, Ltd.	64,000	519,689
	Watabe Wedding Corp.	18,900	312,545
#	Watami Food Service Co., Ltd.	105,400	1,616,963
*	Wondertable, Ltd.	69,000	143,133
#	Xebio Co., Ltd.	28,500	1,219,823
	XNET Corp.	57	127,366
#	Yamatane Corp.	273,000	552,418
	Yamato International, Inc.	43,000	324,037
	Yellow Hat, Ltd., Tokyo	59,700	617,901
	Yokohama Reito Co., Ltd.	112,000	882,092
#	Yomiuri Land Co., Ltd.	209,000	1,582,269

10

	Yonex Co., Ltd.	41,000	413,469
	Yorozu Corp.	45,000	451,851
	Yoshimoto Kogyo Co., Ltd.	83,000	1,494,879
#	Yoshinoya D&C Co., Ltd.	50	91,888
	Yuasa Funashoku Co., Ltd.	112,000	316,794
#	Zenrin Co., Ltd.	95,900	3,204,673
#	Zensho Co., Ltd.	139,000	2,462,094
Total Consumer Discretionary			255,233,792

Information Technology — (9.2%)
	Aichi Tokei Denki Co., Ltd.	94,000	325,019
	Aiphone Co., Ltd.	51,900	830,308
#	Allied Telesis Holdings KK	237,600	1,681,384
#	Alpha Systems, Inc.	31,300	896,337
#	Anritsu Corp.	332,000	1,801,444
	AOI Electronics Co., Ltd.	24,900	452,073
*	Apic Yamada Corp.	20,000	89,877
	Argo 21 Corp.	22,400	196,943
#	Arisawa Manufacturing Co., Ltd.	139,400	2,588,803
#	Asti Corp.	8,000	87,171
	CAC Corp.	52,200	598,545
	Canon Electronics, Inc.	71,000	2,701,110
	Canon Finetech, Inc.	108,070	2,293,413
#	Capcom Co., Ltd.	148,100	1,665,311
	Chino Corp.	89,000	286,411
	CMK Corp.	118,000	2,092,917
	Computer Engineering & Consulting, Ltd.	38,100	385,720
	Core Corp.	27,400	259,900
	Cresco, Ltd.	11,600	129,853
	Daiwabo Information System Co., Ltd.	47,000	780,978
#	Denki Kogyo Co., Ltd.	183,000	1,598,507
*	DKK-TOA Corp.	31,000	88,442
#	Dodwell B.M.S., Ltd.	125,400	843,757
	DTS Corp.	31,500	1,011,506
# *	Eaccess, Ltd.	3,100	1,861,315
	Eizo Nanao Corp.	56,800	2,199,215
*	Elna Co., Ltd.	34,000	66,138
#	Enplas Corp.	53,100	1,411,823
# *	Epson Toyo Communication Equipment Co., Ltd.	290,000	1,949,017
# *	FDK Corp.	314,000	640,931
	Foster Electric Co., Ltd.	58,000	663,553
#	Fujitsu Access, Ltd.	59,000	344,315
	Fujitsu Fronttec, Ltd.	56,200	589,906
*	Future System Consulting Corp.	241	531,333
*	Graphtec Corp.	39,000	69,927
	Hakuto Co., Ltd.	54,900	923,620
	Hitachi Business Solution Co., Ltd.	22,700	153,820
	Hitachi Information Systems, Ltd.	111,400	2,639,940
	Hitachi Kokusai Electric, Inc.	258,000	2,682,525
#	Hitachi Mobile Co., Ltd.	38,000	236,967
#	Hitachi Systems & Services, Ltd.	63,000	1,258,686
#	Hochiki Corp.	66,000	353,756
	Hokuriku Electric Industry Co., Ltd.	204,000	584,313
#	Horiba, Ltd.	100,000	2,791,280
	Hosiden Corp.	190,000	1,911,568
	Icom, Inc.	35,900	1,095,140
#	Idec Izumi Corp.	92,000	1,281,356
*	Ikegami Tsushinki Co., Ltd.	102,000	231,848
	Ines Corp.	140,500	1,012,287
	I-Net Corp.	30,300	219,722
#	Information Services International-Dentsu, Ltd.	65,100	844,181
	Intec, Inc.	126,128	1,840,152
# *	Invoice, Inc.	23,519	1,548,611
	Ishii Hyoki Co., Ltd.	8,600	115,729
	Iwatsu Electric Co., Ltd.	241,000	593,861
#	Japan Aviation Electronics Industry, Ltd.	140,000	1,769,685
	Japan Business Computer Co., Ltd.	46,300	370,486
	Japan Digital Laboratory Co., Ltd.	82,900	907,090
#	Japan Information Processing Service Co., Ltd.	47,400	305,153
# *	Japan Radio Co., Ltd.	354,000	1,236,539

11

	Jastec Co., Ltd.	21,800	420,248
	Jiec Co., Ltd.	87	83,775
	Kaga Electronics Co., Ltd.	73,000	1,931,767
#	Kanematsu Electronics, Ltd.	45,500	325,126
*	Kasuga Electric Works, Ltd.	17,000	48,708
	Kawatetsu Systems, Inc.	112	139,919
	Koa Corp.	105,600	1,023,818
#	Komatsu Electronics Metals Co., Ltd.	74,200	1,036,610
#	Kubotek Corp.	285	244,032
	Kyoden Co., Ltd.	123,000	823,315
	Kyowa Electronic Instruments Co., Ltd.	52,000	210,257
	Macnica, Inc.	43,900	1,116,557
	Marubeni Infotec Corp.	21,000	69,617
	Marubun Corp.	67,600	838,416
	Maruwa Co., Ltd.	26,100	659,579
	Maspro Denkoh Corp.	45,900	434,103
#	Megachips Corp.	59,900	767,871
	Melco Holdings, Inc.	9,000	274,004
#	Mimasu Semiconductor Industry Co., Ltd.	58,300	956,215
	Miroku Jyoho Service Co., Ltd.	63,000	210,247
	Mitsui High-Tec, Inc.	104,300	1,396,580
	Mitsui Knowledge Industry Co., Ltd.	20,100	179,053
	Mitsumi Electric Co., Ltd.	182,700	1,876,653
	Moritex Corp.	15,000	111,729
*	Mutoh Industries, Ltd.	102,000	244,615
*	Nagano Japan Radio Co., Ltd.	63,000	142,562
#	Nakayo Telecommunications, Inc.	49,000	216,647
	NEC Fielding, Ltd.	77,900	1,334,362
#	NEC Infrontia Corp.	307,000	1,451,800
#	NEC Mobiling, Ltd.	31,300	538,540
#	NEC Tokin Corp.	295,000	1,689,907
#	Netmarks, Inc.	402	737,369
#	New Japan Radio Co., Ltd.	72,000	529,535
	Nichicon Corp.	122,500	1,484,594
#	Nihon Dempa Kogyo Co., Ltd.	54,200	1,757,167
	Nihon Inter Electronics Corp.	76,700	516,397
	Nippon Avionics Co., Ltd.	62,000	247,177
	Nippon Ceramic Co., Ltd.	51,000	674,557
	Nippon Chemi-Con Corp.	317,000	2,008,722
#	Nippon System Development Co., Ltd.	63,900	1,738,411
	Nippon Systemware Co., Ltd.	30,000	210,686
	Nissho Electronics Corp.	49,900	405,406
#	NIWS Co., Ltd.	1,627	1,812,418
	Nohmi Bosai, Ltd.	102,000	653,897
	Okaya Electric Industries Co., Ltd.	32,000	133,418
	Ono Sokki Co., Ltd.	71,000	440,820
#	Origin Electric Co., Ltd.	85,000	538,708
	Osaki Electric Co., Ltd.	88,000	652,428
	PCA Corp.	17,500	398,684
	Pulstec Industrial Co., Ltd.	21,200	95,671
	Ricoh Elemex Corp.	49,000	459,058
	Rikei Corp.	22,500	66,051
	Riken Keiki Co., Ltd.	48,000	428,541
#	Roland DG Corp.	44,900	1,251,550
	Ryoden Trading Co., Ltd.	113,000	854,289
	Ryosan Co., Ltd.	96,000	2,477,658
	Ryoyo Electro Corp.	80,700	1,211,011
	Sanko Co., Ltd.	12,000	87,108
	Sanshin Electronics Co., Ltd.	79,000	883,067
	Satori Electric Co., Ltd.	42,180	623,412
	Sekonic Corp.	17,000	50,612
#	Shindengen Electric Manufacturing Co., Ltd.	217,000	1,074,977
	Shinkawa, Ltd.	50,800	1,164,489
	Shinko Shoji Co., Ltd.	57,000	724,052
#	Shizuki Electric Co., Inc.	47,000	161,246
	Siix Corp.	25,800	393,124
	SMK Corp.	200,000	1,194,770
#	Software Research Associates, Inc.	15,100	232,944
	Sokkisha Co., Ltd.	69,000	265,561

12

	Sorun Corp.	67,400	421,759
*	SPC Electronics Corp.	29,000	108,332
	Star Micronics Co., Ltd.	141,000	1,984,896
#	Sumida Corp.	48,149	959,835
	Sumisho Computer Systems Corp.	20,000	343,451
	SunTelephone Co., Ltd.	75,000	617,437
	Tabai Espec Corp.	58,000	846,227
	Tachibana Eletech Co., Ltd.	43,000	455,108
	Tamura Corp.	164,000	758,783
	Tamura Taiko Holdings, Inc.	150,000	1,272,149
# *	Teac Corp.	493,000	704,052
	Teikoku Tsushin Kogyo Co., Ltd.	110,000	592,505
	TKC Corp.	75,200	1,427,883
	Toko, Inc.	232,000	782,924
	Tokyo Denpa Co., Ltd.	15,000	195,934
	Tokyo Electron Device, Ltd.	198	489,553
	Tomen Electronics Corp.	41,700	1,002,355
	Tose Co., Ltd.	12,200	159,033
#	Toshiba Ceramics Co., Ltd.	350,000	1,293,642
# *	Totoku Electric Co., Ltd., Tokyo	91,000	182,533
#	Toukei Computer Co., Ltd.	19,610	264,873
#	Towa Corp.	33,000	188,137
*	Towa Meccs Corp.	75,000	107,254
#	Toyo Corp.	82,500	1,131,622
#	Trans Cosmos, Inc.	53,800	2,716,896
	Tsuzuki Densan Co., Ltd.	14,200	90,769
	Uniden Corp.	197,000	3,725,482
	Ve Data, Inc.	25,000	78,004
	Yamaichi Electronics Co., Ltd.	50,100	698,937
	Yamatake Corp.	125,700	2,607,363
	Yaskawa Information Systems Corp.	23,400	100,247
	Yokowo Co., Ltd.	45,000	479,722
	Zuken, Inc.	69,100	727,996
Total Information Technology			137,873,427

Materials — (8.2%)
	Achilles Corp.	549,000	1,117,420
	Adenka Corp.	169,000	2,376,484
	Agro-Kanesho Co., Ltd.	7,000	53,653
	Arakawa Chemical Industries, Ltd.	34,500	482,044
	Aronkasei Co., Ltd.	83,000	436,346
	Asahi Organic Chemicals Industry Co., Ltd.	244,000	920,925
	Chuetsu Pulp and Paper Co., Ltd.	259,000	642,968
# *	Chugai Mining Co., Ltd.	463,100	554,138
	Chugoku Marine Paints, Ltd.	173,000	839,112
#	Chugokukogyo Co., Ltd.	69,000	197,418
# *	Co-Op Chemical Co., Ltd.	163,000	312,131
# *	Dai Nippon Toryo, Ltd.	342,000	671,069
	Dai-Ichi Kogyo Seiyaku Co., Ltd.	76,000	256,488
#	Daiken Corp.	317,000	1,126,124
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	224,000	1,163,353
	Dainippon Shigyo Co., Ltd.	25,000	104,341
#	Daio Paper Corp.	122,000	1,004,272
#	Daiso Co., Ltd.	244,000	957,268
	DC Co., Ltd.	58,000	233,350
	Dijet Industrial Co., Ltd.	34,000	102,216
	FP Corp.	56,100	1,685,122
	Fujikura Kasei Co., Ltd.	61,000	616,162
	Fumakilla, Ltd.	59,000	182,294
	Geostar Corp.	10,000	38,497
	Godo Steel, Ltd.	397,000	1,900,920
#	Gun-Ei Chemical Industry Co., Ltd.	207,000	775,605
	Harima Chemicals, Inc.	47,000	269,615
#	Hodogaya Chemical Co., Ltd.	184,000	951,989
	Hokkai Can Co., Ltd., Tokyo	159,000	541,073
	Hokko Chemical Industry Co., Ltd.	47,000	197,196
	Hokuetsu Paper Mills, Ltd.	429,000	2,115,082
	Hokushin Co., Ltd.	39,900	85,813

13

	Honshu Chemical Industry Co., Ltd.	17,000	113,196
	Ihara Chemical Industry Co., Ltd.	106,000	405,210
	ISE Chemicals Corp.	59,000	290,011
	Ishihara Sangyo Kaisha, Ltd.	1,007,500	1,762,213
# *	Ishii Iron Works Co., Ltd.	77,000	194,344
#	Japan Carlit Co., Ltd.	46,000	371,864
	JSP Corp.	72,500	615,759
#	Kanto Denka Kogyo Co., Ltd.	139,000	487,492
	Kasei (C.I.) Co., Ltd.	73,000	289,709
	Katakura Chikkarin Co., Ltd.	43,000	155,617
*	Kawasaki Kasei Chemicals, Ltd.	88,000	180,648
#	Kishu Paper Co., Ltd.	233,000	601,786
	Koatsu Gas Kogyo Co., Ltd.	135,000	775,396
	Kohsoku Corp.	48,000	302,199
	Komatsu Wall Industry Co., Ltd.	26,400	471,908
	Konishi Co., Ltd.	41,700	392,197
	Kumiai Chemical Industry Co., Ltd., Tokyo	179,000	452,802
	Kureha Chemical Industry Co., Ltd.	493,000	2,452,810
	Kurimoto, Ltd.	314,000	860,573
#	Kurosaki Harima Corp.	201,000	844,581
	MEC Co., Ltd.	22,000	377,717
	Mesco, Inc.	15,000	77,062
# *	Mitsubishi Paper Mills, Ltd.	844,000	1,547,519
	Mitsubishi Plastics, Inc.	548,000	1,701,996
	Mitsubishi Shindoh Co., Ltd.	107,000	359,927
#	Mitsubishi Steel Manufacturing Co., Ltd.	356,000	1,945,971
# *	Mitsui Mining Co., Ltd.	384,000	929,851
	Mory Industries, Inc.	85,000	271,860
	Nakabayashi Co., Ltd.	147,000	411,286
#	Nakayama Steel Works, Ltd.	327,000	1,497,166
#	Neturen Co., Ltd., Tokyo	106,000	859,357
	Nichia Steel Works, Ltd.	114,900	560,379
	Nichireki Co., Ltd.	65,000	221,737
	Nifco, Inc.	145,000	2,399,405
	Nihon Kagaku Sangyo Co., Ltd.	44,000	296,711
	Nihon Matai Co., Ltd.	50,000	129,114
#	Nihon Nohyaku Co., Ltd.	170,000	473,846
	Nihon Parkerizing Co., Ltd.	171,000	2,229,343
	Nihon Seiko Co., Ltd.	11,000	35,182
*	Nippon Carbide Industries Co., Inc., Tokyo	139,000	257,947
	Nippon Chemical Industrial Co., Ltd.	192,000	511,690
#	Nippon Concrete Industries Co., Ltd.	88,000	253,598
#	Nippon Denko Co., Ltd.	280,000	947,884
	Nippon Fine Chemical Co., Ltd.	65,000	503,581
	Nippon Foil Mfg., Co., Ltd.	51,000	128,313
# *	Nippon Kasei Chemical Co., Ltd.	260,000	705,189
	Nippon Kinzoku Co., Ltd.	130,000	303,292
# *	Nippon Koshuha Steel Co., Ltd.	350,000	831,382
#	Nippon Metal Industry Co., Ltd.	440,000	913,353
	Nippon Paint Co., Ltd.	208,000	871,295
	Nippon Pigment Co., Ltd.	11,000	43,123
#	Nippon Pillar Packing Co., Ltd.	43,000	285,893
	Nippon Soda Co., Ltd.	350,000	1,053,273
	Nippon Synthetic Chemical Industry Co., Ltd.	244,000	675,368
#	Nippon Valqua Industries, Ltd.	242,000	757,008
#	Nippon Yakin Kogyo Co., Ltd.	230,000	804,068
	Nittetsu Mining Co., Ltd.	208,000	1,231,946
	Nitto FC Co., Ltd.	72,000	433,327
	Noda Corp.	33,800	206,863
#	NOF Corp.	523,000	2,641,093
	Okamoto Industries, Inc.	317,000	1,239,713
#	Okura Industrial Co., Ltd.	148,000	861,551
	Osaka Steel Co., Ltd.	108,800	1,743,413
#	Pacific Metals Co., Ltd.	508,000	2,310,357
	Riken Technos Corp.	143,000	572,304
# *	S Science Co., Ltd.	2,193,000	1,328,913
#	S.T. Chemical Co., Ltd.	71,700	1,144,427
	Sakai Chemical Industry Co., Ltd.	266,000	1,196,280
	Sakata INX Corp.	157,000	767,621

14

	Sanyo Chemical Industries, Ltd.	305,000	2,460,724
#	Sanyo Special Steel Co., Ltd.	432,000	3,173,108
	Sekisui Plastics Co., Ltd.	256,000	953,028
	Shikoku Chemicals Corp.	146,000	781,471
	Shinagawa Refractories Co., Ltd.	162,000	655,552
	Shin-Etsu Polymer Co., Ltd.	212,000	2,966,468
	Showa Highpolymer Co., Ltd.	112,000	339,720
	Showa Tansan Co., Ltd.	49,000	173,574
	Somar Corp.	37,000	234,541
#	Stella Chemifa Corp.	28,400	878,749
	Sumitomo Light Metal Industries, Ltd.	951,000	2,201,264
	Sumitomo Pipe & Tube Co., Ltd.	76,000	490,531
	Sumitomo Seika Chemicals Co., Ltd.	158,000	659,892
#	Sumitomo Titanium Corp.	39,000	6,285,690
	Taisei Lamick Co., Ltd.	13,100	335,966
#	Takasago International Corp.	243,000	1,053,718
#	Takiron Co., Ltd.	164,000	611,731
	Tateho Chemical Industries Co., Ltd.	26,500	122,980
	Tayca Corp.	124,000	436,264
*	Titan Kogyo Kabushiki Kaisha	36,000	85,404
#	Toda Kogyo Corp.	92,000	363,920
	Tohcello Co., Ltd.	83,000	548,075
# *	Toho Rayon Co., Ltd.	345,000	2,029,497
#	Toho Zinc Co., Ltd.	312,000	1,430,095
# *	Tohpe Corp.	36,000	65,957
#	Tokai Carbon Co., Ltd.	534,000	2,145,845
#	Tokai Pulp & Paper Co., Ltd.	157,000	530,679
	Tokushu Paper Manufacturing Co., Ltd.	111,000	623,736
	Tokyo Rope Manufacturing Co., Ltd.	404,000	981,046
#	Tokyo Tekko Co., Ltd.	112,000	541,584
	Tomoegawa Paper Co., Ltd.	80,000	315,249
	Tomoku Co., Ltd.	220,000	597,443
	Topy Industries, Ltd.	571,000	2,049,561
	Toyo Kohan Co., Ltd.	255,000	897,117
	Tsutsunaka Plastic Industry Co., Ltd.	92,000	383,113
	TYK Corp.	82,000	227,495
	Ube Material Industries, Ltd.	192,000	587,660
#	Wood One Co., Ltd.	122,000	705,993
	Yamamura Glass Co., Ltd.	287,000	978,619
	Yamato Kogyo Co., Ltd.	160,000	2,399,176
	Yodogawa Steel Works, Ltd.	338,000	1,968,837
	Yuki Gosei Kogyo Co., Ltd.	31,000	122,665
#	Yushiro Chemical Industry Co., Ltd.	38,000	950,749
Total Materials			123,124,783

Financials — (8.1%)
	Aichi Bank, Ltd.	11,500	1,426,806
	Akita Bank, Ltd.	511,000	2,726,339
	Aomori Bank, Ltd.	458,000	1,946,263
*	Azel Corp., Tokyo	89,000	261,824
	Bank of Okinawa, Ltd.	50,400	2,203,227
	Bank of Saga, Ltd.	441,000	1,784,165
	Bank of the Ryukyus, Ltd.	74,380	2,629,892
#	Central Finance Co., Ltd.	241,000	2,580,355
	Century Leasing System, Inc.	136,000	1,872,544
*	Chiba Kogyo Bank, Ltd.	129,700	2,504,491
	Chukyo Bank, Ltd.	532,000	1,892,232
#	Cosmo Securities Co., Ltd.	1,099,000	2,843,611
#	Credia Co., Ltd.	28,000	400,079
	Daibiru Corp.	288,000	2,503,859
	Daiko Clearing Services Corp.	38,000	473,763
	Daisan Bank, Ltd.	480,000	1,641,650
	Daiwa Kosho Lease Co., Ltd.	375,000	2,116,615
	Ehime Bank, Ltd.	380,000	1,550,445
#	Eighteenth Bank, Ltd.	452,000	2,975,582
	Fukui Bank, Ltd.	618,000	2,377,117
#	Fukushima Bank, Ltd.	523,000	1,136,066
*	Gro-BeLS Co., Ltd.	134,000	249,059
	Higashi-Nippon Bank, Ltd.	471,000	2,432,623

15

#	Hokuetsu Bank, Ltd.	588,000	1,792,642
	Ichiyoshi Securities Co., Ltd.	121,000	1,646,487
	Jaccs Co., Ltd.	207,000	1,920,526
	Kagawa Bank, Ltd.	205,350	1,381,301
# *	Kanto Tsukuba Bank, Ltd.	76,300	1,189,300
	Keihanshin Real Estate Co., Ltd.	117,000	1,030,869
	Kita-Nippon Bank, Ltd.	20,406	1,087,954
	Kiyo Bank, Ltd.	1,083,000	2,595,515
	Kobayashi Yoko Co., Ltd.	21,600	337,911
#	Kosei Securities Co., Ltd.	226,000	556,227
*	Kyushu-Shinwa Holdings, Inc.	910,000	2,572,229
	Marusan Securities Co., Ltd.	197,000	1,699,713
	Meiwa Estate Co., Ltd.	63,600	882,215
	Michinoku Bank, Ltd.	387,000	1,646,165
	Minato Bank, Ltd.	965,000	3,146,759
	Mito Securities Co., Ltd.	200,000	1,090,130
	Mitsubishi UFJ Financial Group, Inc.	1	11,181
	Miyazaki Bank, Ltd.	364,000	1,856,427
*	Momiji Holdings, Inc.	743	2,295,358
	Nagano Bank, Ltd.	230,000	861,910
#	Nisshin Fire & Marine Insurance Co., Ltd.	494,000	1,989,936
#	Odakyu Real Estate Co., Ltd.	85,000	412,272
	Oita Bank, Ltd.	301,000	2,346,740
	Osaka Securities Finance Co., Ltd.	54,000	285,689
	Pocket Card Co., Ltd.	41,000	1,035,458
	Ricoh Leasing Co., Ltd.	77,400	2,062,267
#	Sankei Building Co., Ltd.	159,000	1,189,694
#	Sanyo Electric Credit Co., Ltd.	83,700	1,386,568
	Shimizu Bank, Ltd.	23,200	1,173,765
	Shinki Co., Ltd.	176,300	1,750,200
	Shoei Co., Ltd.	31,680	803,349
#	Suruga Corp.	27,000	1,687,745
#	Tachihi Enterprise Co., Ltd.	35,450	1,586,749
	Takagi Securities Co., Ltd.	125,000	611,441
#	The Daito Bank, Ltd.	376,000	1,012,811
	TOC Co., Ltd.	330,950	2,006,053
	Tochigi Bank, Ltd.	295,000	2,309,230
	Toho Bank, Ltd.	578,000	2,971,922
	Toho Real Estate Co., Ltd.	140,000	1,188,039
	Tohoku Bank, Ltd.	194,000	563,843
	Tokai Tokyo Securities Co., Ltd.	740,250	3,044,778
	Tokushima Bank, Ltd.	186,200	1,746,409
	Tokyo Rakutenchi Co., Ltd.	147,000	651,931
#	Tokyo Theatres Co., Inc., Tokyo	164,000	618,868
	Tokyo Tomin Bank, Ltd.	70,500	2,617,700
	Tokyu Community Corp.	35,700	872,554
#	Tokyu Livable Inc.	37,600	1,960,017
	Tomato Bank, Ltd.	290,000	814,165
	Tottori Bank, Ltd.	235,000	761,622
	Towa Bank, Ltd.	608,000	1,820,727
# *	Towa Real Estate Development Co., Ltd.	263,000	1,298,187
#	Toyo Securities Co., Ltd.	214,000	915,098
	Yamagata Bank, Ltd.	456,000	2,590,785
	Yuraku Real Estate Co., Ltd.	131,000	840,324
Total Financials			121,056,362

Consumer Staples — (7.2%)
	Aderans Co., Ltd.	91,750	2,288,536
	Ahjikan Co., Ltd.	10,500	79,840
#	Ariake Japan Co., Ltd.	81,600	1,781,966
	Asahi Soft Drinks Co., Ltd.	128,000	1,422,156
	Bull Dog Sauce Co., Ltd.	37,000	390,396
#	Calpis Co., Ltd.	191,000	1,257,431
# *	Cawachi, Ltd.	61,100	2,484,373
	CFS Corp.	61,500	401,031
	Chuo Gyorui Co., Ltd.	61,000	154,565
	Coca-Cola Central Japan Co., Ltd.	233	1,906,673
	CVS Bay Area, Inc.	30,000	91,635
	DyDo Drinco, Inc.	40,100	1,348,240

16

	Echo Trading Co., Ltd.	11,000	130,070
	Ensuiko Sugar Refining Co., Ltd.	72,000	266,025
	Fancl Corp.	51,400	2,501,771
*	First Baking Co., Ltd.	98,000	191,868
#	Fuji Oil Co., Ltd.	224,100	1,991,797
	Fujicco Co., Ltd.	69,000	938,083
#	Fujiya Co., Ltd.	283,000	691,062
	Hagoromo Foods Corp.	41,000	396,783
	Harashin Co., Ltd.	42,000	571,037
#	Hayashikane Sangyo Co., Ltd.	166,000	257,302
	Heiwado Co., Ltd.	151,000	2,894,891
# *	Hohsui Corp.	56,000	102,318
	Hokkaido Coca-Cola Bottling Co., Ltd.	80,000	508,360
#	Hokuto Corp.	80,600	1,235,615
	Inageya Co., Ltd.	126,000	987,141
	Itochu Shokuh Co., Ltd.	33,600	1,285,521
#	Itoham Foods, Inc.	539,000	2,076,800
	Izumiya Co., Ltd.	212,000	1,560,456
	J-Oil Mills, Inc.	402,000	1,892,184
	K.R.S. Corp.	25,500	374,475
#	Kagome Co., Ltd.	224,500	2,249,832
	Kameda Seika Co., Ltd.	48,000	440,780
*	Kanebo, Ltd.	104,200	313,096
	Kasumi Co., Ltd.	132,000	792,767
	Key Coffee, Inc.	56,400	719,252
#	Kibun Food Chemifa Co., Ltd.	73,000	1,602,017
	Kinki Coca-Cola Bottling Co., Ltd.	159,000	1,534,186
#	Kirindo Co., Ltd.	10,300	113,049
	Kyodo Shiryo Co., Ltd.	225,000	395,206
	Kyokuyo Co., Ltd.	241,000	599,770
#	Life Corp.	133,400	1,937,410
	Mandom Corp.	62,800	1,452,298
	Marudai Food Co., Ltd.	333,000	902,661
#	Maruetsu, Inc.	313,000	1,076,288
#	Maruha Group, Inc.	768,000	1,745,140
	Maruya Co., Ltd.	14,000	98,414
	Maxvalu Tohok Co., Ltd.	18,200	149,684
	Meito Sangyo Co., Ltd.	58,400	915,985
#	Mercian Corp.	348,000	1,090,084
	Mikuni Coca-Cola Bottling Co., Ltd.	137,000	1,313,859
	Milbon Co., Ltd.	26,700	984,649
	Ministop Co., Ltd.	69,400	1,462,423
#	Mitsui Sugar Co., Ltd.	360,850	1,414,042
#	Miyoshi Oil & Fat Co., Ltd.	178,000	428,608
	Morinaga & Co., Ltd.	697,000	1,854,968
	Morinaga Milk Industry Co., Ltd.	713,000	2,520,688
	Morishita Jinton Co., Ltd.	32,800	126,264
	Morozoff, Ltd., Osaka	50,000	154,330
	Myojo Foods Co., Ltd.	91,000	528,686
#	Nagatanien Co., Ltd.	96,000	715,653
	Nakamuraya Co., Ltd.	152,000	820,491
	Nichiro Corp.	419,000	971,203
	Nihon Shokuh Kako Co., Ltd.	71,000	251,214
	Niitaka Co., Ltd.	7,260	73,799
#	Nippon Beet Sugar Manufacturing Co., Ltd.	363,000	952,486
#	Nippon Flour Mills Co., Ltd.	447,000	1,803,944
	Nippon Formula Feed Manufacturing Co., Ltd.	144,000	263,813
	Nippon Suisan Kaisha, Ltd.	529,000	2,044,401
	Nissin Sugar Manufacturing Co., Ltd.	102,000	342,248
	Nitto Flour Milling Co., Ltd.	90,000	304,924
#	Nosan Corp.	317,000	929,735
#	Oenon Holdings, Inc.	159,000	530,047
	Oie Sangyo Co., Ltd.	13,200	124,178
	Okuwa Co., Ltd.	113,000	1,507,262
	Olympic Corp.	48,200	434,670
	Oriental Yeast Co., Ltd.	77,000	483,009
	Pigeon Corp.	46,900	592,516
	Poplar Co., Ltd.	19,660	273,883
	Posful Corp.	47,600	229,339

17

*	Prima Meat Packers, Ltd.	533,000	760,235
	Q’Sai Co., Ltd.	81,600	695,443
	Riken Vitamin Co., Ltd.	58,400	1,360,066
	Rock Field Co., Ltd.	32,000	473,272
	S Foods, Inc.	77,500	718,308
	Sakata Seed Corp.	132,300	1,851,385
#	Seijo Corp.	27,200	661,713
	Shikoku Coca-Cola Bottling Co., Ltd.	55,700	671,337
	Shoei Foods Corp.	35,000	228,287
	Showa Sangyo Co., Ltd.	438,000	1,153,378
# *	Snow Brand Milk Products Co., Ltd.	577,000	2,558,289
	Snow Brand Seed Co., Ltd.	30,000	142,554
	Sogo Medical Co., Ltd.	13,400	308,663
	Sonton Food Industry Co., Ltd.	43,000	449,521
#	Sotetsu Rosen Co., Ltd.	60,000	292,953
	Starzen Corp.	169,000	513,908
#	Sugi Pharmacy Co., Ltd.	63,700	2,324,752
#	T.Hasegawa Co., Ltd.	107,400	1,522,076
	The Nisshin Oillio Group, Ltd.	346,000	2,216,976
	Three F Co., Ltd.	12,200	110,537
*	Tobu Store Co., Ltd.	165,000	475,141
	Toho Co., Ltd.	58,000	411,501
	Tokyu Store Chain Corp.	175,000	770,468
	Torigoe Co., Ltd.	63,000	578,230
# *	Toyo Sugar Refining Co., Ltd.	105,000	168,069
*	Tsuruha Holdings, Inc.	46,400	1,843,452
	U.Store Co., Ltd.	63,600	539,359
#	Unicafe, Inc.	14,260	198,128
	Unimat Offisco Corp.	45,500	585,004
#	Valor Co., Ltd.	65,200	2,251,378
	Wakodo Co., Ltd.	12,200	329,937
	Warabeya Nichiyo Co., Ltd.	34,760	531,639
	Yaizu Suisankagaku Industry Co., Ltd.	27,500	274,932
#	Yaoko Co., Ltd.	51,300	1,197,161
#	Yomeishu Seizo Co., Ltd.	82,000	752,325
	Yonekyu Corp.	69,000	771,237
#	Yukiguni Maitake Co., Ltd.	60,580	265,611
Total Consumer Staples			107,982,877

Health Care — (3.0%)
	Aloka Co., Ltd.	63,000	461,266
	As One Corp.	44,580	927,647
#	Create Medic Co., Ltd.	21,000	262,729
#	Eiken Chemical Co., Ltd.	54,000	684,349
	Fuso Pharmaceutical Industries, Ltd.	234,000	760,463
	Hitachi Medical Corp.	100,000	1,151,837
	Hogy Medical Co., Ltd.	41,900	2,259,581
	Iwaki & Co., Ltd.	38,000	137,292
	Japan Medical Dynamic Marketing, Inc.	38,300	381,523
#	Jeol, Ltd.	210,000	1,085,221
	JMS Co., Ltd.	69,000	256,941
#	Kaken Pharmaceutical Co., Ltd.	268,000	1,951,292
	Kawamoto Corp.	4,000	23,412
	Kawanishi Holdings, Ltd.	3,500	49,609
	Kawasumi Laboratories, Inc.	35,000	228,908
#	Kissei Pharmaceutical Co., Ltd.	53,000	1,009,168
	KYORIN Pharmaceutical Co., Ltd.	111,000	1,294,267
	Miraca Holdings, Inc.	63,000	1,315,517
	Mochida Pharmaceutical Co., Ltd.	330,000	2,794,420
#	Nichii Gakkan Co.	90,900	2,219,722
	Nihon Kohden Corp.	119,000	1,950,263
#	Nikken Chemicals Co., Ltd.	171,000	578,849
# *	Nippon Chemiphar Co., Ltd.	87,000	670,459
	Nippon Shinyaku Co., Ltd.	183,000	1,428,055
	Nipro Corp.	171,000	2,339,378
	Nissui Pharmaceutical Co., Ltd.	34,000	257,864
	Paramount Bed Co., Ltd.	82,100	1,971,850
	Rion Co., Ltd.	5,000	33,355
#	Rohto Pharmaceutical Co., Ltd.	272,000	2,578,195

18

	Seikagaku Corp.	137,500	1,414,086
#	SS Pharmaceutical Co., Ltd., Tokyo	318,000	2,399,080
	Teikoku Hormone Manufacturing Co., Ltd.	55,000	594,044
#	Topcon Corp.	120,000	3,530,340
	Torii Pharmaceutical Co., Ltd.	74,900	1,592,611
	Towa Pharmaceutical Co., Ltd.	37,700	859,112
# *	Toyama Chemicals Co., Ltd.	486,000	2,196,529
	Vital-Net, Inc.	98,800	633,572
	Wakamoto Pharmaceutical Co., Ltd.	77,000	316,385
#	Zeria Pharmaceutical Co., Ltd.	116,000	1,031,201
Total Health Care			45,630,392

Energy — (0.9%)
	AOC Holdings, Inc.	20,000	320,687
# *	Fuji Kosan Co., Ltd.	178,000	295,989
	Itochu Enex Co., Ltd.	232,400	1,791,708
	Japan Oil Transportation Co., Ltd.	64,000	206,216
	Kanto Natural Gas Development Co., Ltd.	138,000	917,614
#	Kyoei Tanker Co., Ltd.	78,000	253,468
	Mitsuuroko Co., Ltd.	172,000	1,210,963
	Modec, Inc.	85,900	2,260,875
	Nippon Gas Co., Ltd.	115,000	1,159,790
#	Petrolub International Co., Ltd.	52,900	231,576
#	Sala Corp.	84,000	421,928
	San-Ai Oil Co., Ltd.	191,000	937,447
#	Shinko Plantech Co., Ltd.	104,000	474,180
	Sinanen Co., Ltd.	181,000	984,715
	Toa Oil Co., Ltd.	238,000	513,467
# *	Toyo Kanetsu KK	341,000	788,517
Total Energy			12,769,140

Telecommunication Services — (0.6%)
	Hokkaido Gas Co., Ltd.	127,000	395,310
	Hokuriku Gas Co., Ltd.	64,000	190,052
	JSAT Corp.	820	1,540,722
	Okinawa Electric Power Co., Ltd.	41,310	2,151,773
	Saibu Gas Co., Ltd.	935,000	2,018,295
	Shizuokagas Co., Ltd.	178,000	1,267,947
	Tokai Corp.	174,000	755,077
Total Telecommunication Services			8,319,176

Other — (0.0%)
*	Akai Electric Co., Ltd.	363,000	3,030
*	Fujii & Co., Ltd.	44,000	367
*	Gajoen Kanko KK	37,000	0
*	GKN D1 Tochigi Holdings Shares	51	141,749
*	Kakuei (L.) Corp.	100,000	835
*	Kirayaka Holdings, Inc.	98,000	333,728
*	Maruishi Holdings Co., Ltd.	214,000	1,786
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	993
*	Takarabune Corp.	26,000	217
Total Other			482,705

TOTAL COMMON STOCKS			1,143,224,669

RIGHTS/WARRANTS — (0.0%)
Other — (0.0%)
*	Kanematsu Corp. Warrants 03/31/06	20,125	0

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (23.7%)
Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $6,953,924 U.S. STRIPS 02/15/09, valued at $56,053,359) to be repurchased at $5,934,666	$5,934	5,934,015

Repurchase Agreement, Deutsche Bank Securities 3.97%, 12/01/05 (Collateralized by $14,399,000 U.S. Treasury Bond 9.00%, 11/15/18, valued at $20,401,357) to be repurchased at $20,002,206	20,000	20,000,000

Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $565,609,575 U.S. STRIPS, rates ranging from 0% to 8.875%, maturities ranging from 02/15/06 to 05/15/30, valued at $331,500,790) to be repurchased at $325,035,840	325,000	325,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $4,863,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,765,740) to be repurchased at $4,695,506	4,695	4,695,000
TOTAL TEMPORARY CASH INVESTMENTS		355,629,015
TOTAL INVESTMENTS - (100.0%) (Cost $1,327,263,759)		$1,498,853,684

See accompanying Notes to Financial Statements.

19

ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2005

		Shares	Value††

AUSTRALIA — (44.8%)
COMMON STOCKS — (44.7%)
	A.I., Ltd.	129,195	$22,356
	A.P. Eagers, Ltd.	28,067	158,744
	AAV, Ltd.	192,653	135,353
#	ABB Grain, Ltd.	389,031	2,064,717
	ABC Learning Centres, Ltd.	729,584	3,903,855
*	Acclaim Exploration NL	435,905	7,973
*	Adacel Technologies, Ltd.	113,249	31,387
	ADCorp Australia, Ltd.	123,389	60,638
#	Adelaide Bank, Ltd.	284,576	2,779,126
	Adelaide Brighton, Ltd.	1,513,416	2,288,398
#	Adsteam Marine, Ltd.	723,622	1,024,544
	Adtrans Group, Ltd.	32,047	76,359
*	Agenix, Ltd.	333,983	64,064
*	AGT Biosciences, Ltd.	261,684	123,504
*	Ainsworth Game Technology, Ltd.	393,653	152,469
	AJ Lucas Group, Ltd.	85,235	65,170
	Alesco Corp., Ltd.	188,203	1,339,201
*	Alkane Exploration, Ltd.	185,165	27,215
*	Allegiance Mining NL	702,073	72,466
*	Allied Medical, Ltd.	11,824	0
*	Altium, Ltd.	162,100	25,534
	Amalgamated Holdings, Ltd.	320,951	1,066,452
	Amcom Telecommunications, Ltd.	596,711	77,125
*	Amity Oil NL	372,573	125,141
*	Amrad Corp., Ltd.	211,023	76,154
*	Anadis, Ltd.	136,900	38,913
	Ansell, Ltd.	19,924	158,420
*	Antaeus Energy, Ltd.	193,687	13,309
#	ARB Corporation, Ltd.	151,288	322,104
# *	Arc Energy, Ltd.	566,634	707,642
	Ariadne Australia, Ltd.	286,001	81,412
	Arrow Pharmaceuticals, Ltd.	787,475	1,702,702
	Aspen Group, Ltd.	4,275	3,617
	Atlas Group Holding, Ltd.	243,901	208,186
*	Atlas Pacific, Ltd.	82,585	13,728
	AuIron Energy, Ltd.	491,058	830,573
	Ausdrill, Ltd.	183,417	121,477
*	Ausmelt, Ltd.	36,118	10,727
	Auspine, Ltd.	115,651	286,458
	Austal, Ltd.	521,649	885,629
# *	Austar United Communications, Ltd.	3,280,450	2,807,461
	Austereo Group, Ltd.	1,080,140	1,259,395
	Austin Group, Ltd.	70,265	40,198
#	Australand Property Group	766,964	1,148,482
#	Australian Agricultural Co., Ltd.	667,681	863,477
*	Australian Magnesium Corp., Ltd.	16,619	3,449
	Australian Pharmaceutical Industries, Ltd.	717,359	1,710,269
	Australian Pipeline Trust	752,465	2,161,220
# *	Australian Worldwide Exploration, Ltd.	929,537	1,421,944
	Auto Group, Ltd.	41,309	12,514
#	Autron Corporation, Ltd.	989,247	76,173
	AV Jennings Homes, Ltd.	496,066	447,226
	Avatar Industries, Ltd.	195,019	182,904
*	Avexa, Ltd.	67,761	14,542
*	Ballarat Goldfields NL	2,137,767	533,029
#	Bank of Queensland, Ltd.	270,041	2,945,540
	Baxter Group, Ltd.	89,652	353,799
#	BayCorp Advantage, Ltd.	595,343	1,465,228
	Beach Petroleum, Ltd.	1,963,084	1,270,538
	Beaconsfield Gold NL	89,078	19,899
	Bendigo Bank, Ltd.	367,307	3,249,490
# *	Bendigo Mining NL	651,655	655,755
*	Betcorp, Ltd.	273,622	71,018
*	Beyond International, Ltd.	61,256	31,229
# *	Biota Holdings, Ltd.	265,336	339,798
	Blackmores, Ltd.	37,565	407,455

1

*	Blina Diamonds, Ltd.	13,703	4,963
	Bolnisi Gold NL	724,156	526,749
	Boom Logistics, Ltd.	402,222	947,459
*	Boulder Group NL	717,587	95,003
*	BQT Solutions, Ltd.	179,898	24,580
*	Bradken, Ltd.	195,022	587,619
	Brazin, Ltd.	276,893	367,409
	Brickworks, Ltd.	24,266	232,705
	Bridgestone Australia, Ltd.	66,100	146,197
*	Broadcast Services Australia, Ltd.	337,438	65,013
*	Buka Mineral, Ltd.	210,323	41,783
	Cabcharge Australia, Ltd.	296,963	1,402,532
	Campbell Brothers, Ltd.	111,270	885,335
	Candle Australia, Ltd.	113,822	211,759
*	Cape Range Wireless, Ltd.	3,581,304	60,416
# *	Capral Aluminium, Ltd.	460,611	445,531
*	Carpenter Pacific Resources, Ltd.	225,546	64,642
	CDS Technologies, Ltd.	61,294	116,084
	Cedar Woods Properties, Ltd.	77,414	174,668
*	Cellestis, Ltd.	220,327	481,198
	Cellnet Telecommunications Group, Ltd.	91,100	66,720
*	Centamin Egypt, Ltd.	996,437	330,394
#	Centennial Coal, Ltd.	738,486	2,175,134
	Central Equity, Ltd.	183,928	316,326
*	Charters Towers Gold Mines, Ltd.	727,142	61,969
*	Chemeq, Ltd.	166,742	107,683
	Chiquita Brands South Pacific, Ltd.	348,787	173,198
	Circadian Technologies, Ltd.	64,591	52,265
	Citect Corp., Ltd.	109,822	124,367
*	City Pacific, Ltd.	75,439	219,432
*	Climax Mining, Ltd.	870,299	135,361
# *	Clough, Ltd.	1,236,465	356,525
*	Clover Corp., Ltd.	269,348	31,765
*	Cluff Resources Pacific NL	911,746	8,021
	CMI, Ltd.	81,810	82,853
*	CO2 Group, Ltd.	280,693	49,706
#	Coates Hire, Ltd.	686,393	2,613,691
	Codan, Ltd.	141,104	134,932
	Coffey International, Ltd.	172,382	453,082
	Collection House, Ltd.	224,054	232,969
#	Colorado Group, Ltd.	245,109	865,987
	Commander Communications, Ltd.	534,264	801,963
*	Compass Resources NL	88,000	76,146
#	Consolidated Minerals, Ltd.	607,000	1,338,539
*	Coplex Resources NL	231,400	15,387
	Corporate Express Australia, Ltd.	479,055	2,157,286
	Count Financial, Ltd.	567,306	838,556
	Coventry Group, Ltd.	91,754	406,586
*	CPI, Ltd.	68,585	25,388
#	Crane Group, Ltd.	157,104	1,131,262
*	Croesus Mining NL	798,235	178,427
*	Cue Energy Resources, Ltd.	452,354	68,084
	Danks Holdings, Ltd.	10,425	76,352
#	DCA Group, Ltd.	509,294	1,486,185
#	Devine, Ltd.	309,498	155,608
*	Dioro Exploration NL	297,142	16,456
*	Dominion Mining, Ltd.	192,017	117,091
*	Dragon Mining NL	709,605	77,910
# *	E.R.G., Ltd.	1,647,173	151,256
*	Echelon Resources, Ltd.	7,950	4,072
*	Emporer Mines, Ltd.	324,668	107,453
	Energy Developments, Ltd.	385,015	1,126,556
*	Energy World Corp., Ltd.	325,630	6,251
#	Envestra, Ltd.	2,038,400	1,736,178
*	Environmental Solutions International, Ltd.	67,364	3,285
	Equigold NL	406,475	414,523
	Evans & Tate, Ltd.	164,154	32,794
#	Excel Coal, Ltd.	552,310	2,682,663
# *	Falcon Minerals, Ltd.	240,897	109,926
	Fantastic Holdings, Ltd.	240,681	648,160
	FKP, Ltd.	496,336	1,720,561
#	Fleetwood Corp., Ltd.	121,776	692,113
#	Flight Centre, Ltd.	263,233	1,937,141
	Forest Enterprises Australia, Ltd.	570,767	227,270
# *	Fortescue Metals Group, Ltd.	591,213	2,152,535
#	Funtastic, Ltd.	312,883	434,053
	Futuris Corp., Ltd.	1,834,464	2,663,562

2

	Gale Pacific, Ltd.	124,716	156,500
#	GasNet Australia Group	399,700	780,763
	Gazal Corp., Ltd.	104,542	235,108
# *	Genetic Technologies, Ltd.	830,383	336,953
*	Geodynamics, Ltd.	212,778	255,783
*	Giants Reef Mining, Ltd.	41,182	25,863
	Globe International, Ltd.	882,836	188,900
*	Gold Aura, Ltd.	41,097	2,166
*	Goldstream Mining NL	151,648	44,623
	Gowing Bros., Ltd.	79,311	156,340
*	Gradipore, Ltd.	248,857	322,344
	Graincorp, Ltd. Series A	97,210	792,286
	Grand Hotel Group	473,257	321,400
	GRD, Ltd.	494,134	951,479
#	Great Southern Plantations, Ltd.	834,289	1,944,329
	Green’s Foods, Ltd.	197,278	82,364
	GUD Holdings, Ltd.	174,840	976,025
#	Gunns, Ltd.	921,934	1,995,132
*	Gutnick Resources NL	17,866	656
	GWA International, Ltd.	746,413	1,670,204
# *	Hardman Resources, Ltd.	1,706,925	2,381,887
	Healthscope, Ltd.	517,334	2,296,002
*	Henry Walker Eltin Group, Ltd.	463,214	0
# *	Herald Resources, Ltd.	69,910	30,842
	HGL, Ltd.	89,156	123,646
#	Hills Industries, Ltd.	459,802	1,620,550
	Home Building Society, Ltd.	28,368	262,478
*	Horizon Oil, Ltd.	752,832	60,847
#	Housewares International, Ltd.	314,587	384,865
	HPAL, Ltd.	274,861	355,427
# *	Hutchison Telecommunications (Australia), Ltd.	1,455,265	294,893
	IBA Health, Ltd.	552,155	186,869
*	ICSGlobal, Ltd.	155,693	41,305
	iiNet, Ltd.	293,557	414,452
*	Imdex, Ltd.	135,662	30,010
	Incitec Pivot, Ltd.	125,614	1,485,721
*	Independent Practitioner Network, Ltd.	457,414	26,677
*	Indophil Resources NL	638,264	291,036
	Infomedia, Ltd.	696,356	272,122
	Institute of Drug Technology Australia, Ltd.	82,205	113,587
	Integrated Group, Ltd.	145,820	194,425
	Integrated Research, Ltd.	261,513	109,747
	Integrated Tree Cropping, Ltd.	95,052	66,187
*	Intellect Holdings, Ltd.	48,363	674
*	Intermoco, Ltd.	1,067,459	41,092
*	International All Sports, Ltd.	58,815	16,268
	Invocare, Ltd.	240,393	706,074
#	IOOF Holdings, Ltd.	168,916	894,055
#	Iress Market Technology, Ltd.	281,018	889,818
	IWL, Ltd.	133,678	365,666
*	Ixla, Ltd.	89,921	1,528
#	JB Hi-Fi, Ltd.	281,832	810,753
#	Jones (David), Ltd.	1,190,508	2,120,094
#	Jubilee Mines NL	358,412	1,908,425
	Just Group, Ltd.	605,300	1,109,534
	K&S Corp., Ltd.	140,818	355,204
*	Kagara Zinc, Ltd.	437,281	572,969
*	Keycorp, Ltd.	156,412	171,974
*	Kids Campus, Ltd.	69,303	44,932
*	Kimberley Diamond Co. NL	274,068	273,755
*	Kings Minerals NL	516,989	70,644
#	Kingsgate Consolidated, Ltd.	218,112	669,995
	Kresta Holdings, Ltd.	231,002	36,794
*	Lakes Oil NL	2,260,738	33,350
	Lemarne Corp., Ltd.	20,790	37,522
*	Leyshon Resources, Ltd.	103,357	19,862
	Lighting Corp., Ltd.	180,200	83,837
*	Longreach Group, Ltd.	276,023	20,317
*	Lynas Corp., Ltd.	433,768	48,019
#	MacArthur Coal, Ltd.	482,490	1,898,769
	MacMahon Holdings, Ltd.	938,199	408,388
*	Macmin Silver, Ltd.	343,722	49,094
*	Macquarie Telecom Group, Ltd.	35,019	28,461
	Magellan Petroleum Australia, Ltd.	32,760	33,597
*	Magnesium International, Ltd.	32,803	33,889
*	Maryborough Sugar Factory, Ltd.	600	3,730
*	Matrix Oil NL	557,000	18,108

3

	MaxiTRANS Industries, Ltd.	482,299	285,206
#	McGuigan Simeon Wines, Ltd.	308,409	728,591
	McPherson’s, Ltd.	146,587	265,341
*	Medica Holdings, Ltd.	31,587	20,507
	Melbourne IT, Ltd.	85,583	84,252
*	Metabolic Pharmaceuticals, Ltd.	700,000	250,266
# *	Metal Storm, Ltd.	1,482,706	236,128
#	MFS, Ltd.	276,486	558,974
# *	Miller’s Retail, Ltd.	566,259	492,562
	Minara Resources, Ltd.	1,229,086	1,649,862
	Mincor Resources NL	492,383	250,241
	Monadelphous Group, Ltd.	206,244	634,395
*	Mosaic Oil NL	756,146	99,813
*	Multiemedia, Ltd.	4,822,552	42,982
*	MXL, Ltd.	932,804	60,733
	MYOB, Ltd.	917,057	773,102
	Namoi Cotton Cooperative, Ltd.	168,872	86,138
	National Can Industries, Ltd.	97,017	103,938
#	New Hope Corp., Ltd.	1,418,459	1,337,850
*	Norwood Abbey, Ltd.	326,063	110,579
*	Novera Energy, Ltd.	62,826	67,197
# *	Novogen, Ltd.	246,646	1,006,605
#	Nufarm, Ltd.	287,774	2,423,310
# *	Nylex, Ltd.	2,499,758	322,595
	Oakton, Ltd.	248,733	437,225
	Oamps, Ltd.	370,861	881,681
*	Occupational & Medical Innovations, Ltd.	31,208	26,317
# *	Oceana Gold, Ltd.	944,000	481,064
*	Orbital Engine Corp., Ltd.	537,358	39,586
	OrotonGroup, Ltd.	76,854	111,373
# *	Oxiana, Ltd.	3,013,469	3,073,919
	Pacific Brands, Ltd.	1,312,211	2,770,956
	Pacific Group, Ltd.	320,974	463,224
# *	Paladin Resources, Ltd.	1,233,382	1,906,368
*	Palm Springs, Ltd.	278,505	9,064
*	Pan Australian Resouces, Ltd.	550,000	88,474
*	Pan Pacific Petroleum NL	327,800	27,682
*	Panbio, Ltd.	58,078	11,675
	Paperlinx, Ltd.	1,465,430	3,690,921
*	Payce Consolidated, Ltd.	29,670	73,438
	Penfold Buscombe, Ltd.	85,065	111,297
*	People Telecom, Ltd.	535,431	43,499
	Peptech, Ltd.	379,247	357,653
*	Perilya, Ltd.	386,030	271,447
*	Perseverance Corp., Ltd.	1,265,363	315,472
*	Petra Diamonds, Ltd.	65,193	71,131
# *	Petsec Energy, Ltd.	253,743	313,453
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	59,041
*	PMP, Ltd.	761,276	806,922
*	Polartechnics, Ltd.	57,873	5,976
	Port Bouvard, Ltd.	108,200	179,825
*	Port Douglas Reef Resorts, Ltd.	251,655	1,859
*	PowerTel, Ltd. Series B	175,372	157,999
*	Prana Biotechnology, Ltd.	195,424	29,626
*	Precious Metals Australia, Ltd.	12,727	13,833
*	Preston Resources NL	64,000	518
	Primary Health Care, Ltd.	327,067	2,676,640
	Prime Television, Ltd.	294,381	784,629
*	Primelife Corp., Ltd.	215,916	194,348
*	Progen Industries, Ltd.	83,761	170,162
	Programmed Maintenance Service, Ltd.	167,811	427,329
# *	Psivida, Ltd.	467,864	222,020
	Queensland Cotton Holdings, Ltd.	64,879	177,034
	Ramsay Health Care, Ltd.	425,740	3,089,485
	Raptis Group, Ltd.	12,000	7,980
	Rebel Sport, Ltd.	173,512	343,278
	Redfire Resources NL	1,217,979	178,382
# *	Redflex Holdings, Ltd.	230,706	560,600
	Reece Australia, Ltd.	251,463	2,702,427
*	Reinsurance Australia Corp., Ltd.	399,993	104,668
#	Repco Corp., Ltd.	513,959	919,683
	Repcol, Ltd.	308,668	134,449
*	Resolute Mining, Ltd.	566,917	514,802
*	Resonance Health, Ltd.	29,264	2,153
	Ridley Corp., Ltd.	686,410	726,581
	Roberts, Ltd.	105,344	179,113

4

# *	Roc Oil Co., Ltd.	438,259	826,874
	Rock Building Society, Ltd.	25,092	85,280
	Ross Human Directions, Ltd.	128,454	49,772
	Rural Press, Ltd.	200,473	1,656,995
	S8, Ltd.	184,768	409,601
	SAI Global, Ltd.	309,247	615,414
*	Sally Malay Mining, Ltd.	402,323	199,746
	Salmat, Ltd.	302,282	764,259
	Schaffer Corp., Ltd.	33,766	123,158
	SDI, Ltd.	237,810	149,528
*	Sedimentary Holdings, Ltd.	577,321	98,068
	Select Harvests, Ltd.	108,707	1,182,765
	Senetas Corp., Ltd.	1,147,163	544,435
	Servcorp, Ltd.	187,972	521,733
	Seven Network, Ltd.	354,582	2,137,885
	SFE Corp., Ltd.	334,655	3,287,848
#	Sigma Co., Ltd.	375,345	3,778,026
*	Silex System, Ltd.	287,621	445,294
	Sims Group, Ltd.	150,718	1,893,092
*	Sino Gold, Ltd.	332,368	687,912
*	Sirtex Medical, Ltd.	96,109	142,503
	Skilled Engineering, Ltd.	214,074	499,812
	Smorgon Steel Group, Ltd.	2,267,594	2,445,189
	SMS Management & Technology, Ltd.	132,991	215,448
#	Southern Cross Broadcasting (Australia), Ltd.	152,380	1,477,652
*	Southern Pacific Petroleum NL	698,740	0
	SP Telecommunications, Ltd.	890,947	808,612
#	Spotless Group, Ltd.	541,495	1,924,987
*	St. Barbara Mines, Ltd.	1,085,500	241,103
	Star Games, Ltd.	219,830	248,431
*	Starpharma Holdings, Ltd.	258,219	104,415
	Straits Resources, Ltd.	414,410	747,891
*	Strategic Minerals Corp. NL	358,100	50,254
*	Strathfield Group, Ltd.	492,553	15,200
*	Striker Resources NL	435,484	10,290
#	STW Communications Group, Ltd.	469,342	1,047,551
#	Sunland Group, Ltd.	644,738	706,525
*	Super Cheap Auto Group, Ltd.	18,832	39,670
	Sydney Aquarium, Ltd.	49,135	213,127
# *	Sydney Gas, Ltd.	661,636	232,204
	Symex Holdings, Ltd.	203,321	203,136
*	Taipan Resources NL	2,475,883	109,635
*	Tandou, Ltd.	3,410	3,746
*	Tap Oil, Ltd.	407,790	812,344
	Technology One, Ltd.	705,539	296,906
*	Tectonic Resources NL	259,183	32,507
*	Television & Media Services, Ltd.	2,000,584	60,662
#	Ten Network Holdings, Ltd.	1,081,877	2,757,564
	Thakral Holdings Group	1,569,889	941,900
#	Timbercorp, Ltd.	638,246	1,345,300
*	Titan Resources, Ltd.	595,172	28,187
*	Tooth & Co., Ltd.	153,000	6,217
	Transfield Services, Ltd.	444,810	2,589,383
*	Triako Resources, Ltd.	31,217	23,127
	Troy Resources NL	96,896	222,277
	Trust Company of Australia, Ltd.	75,179	555,878
*	Union Resources, Ltd.	1,000,000	62,327
	United Group, Ltd.	326,858	2,729,995
*	Unitract, Ltd.	147,406	51,147
*	Universal Resources, Ltd.	109,414	8,043
*	Unwired Group, Ltd.	515,389	179,857
	UXC, Ltd.	297,944	200,067
	VeCommerce, Ltd.	13,680	17,268
*	Ventracor, Ltd.	502,158	420,804
*	Victoria Petroleum NL	2,180,492	48,143
	Villa World, Ltd.	229,021	238,999
*	Village Life, Ltd.	203,651	47,286
	Village Roadshow, Ltd.	591,536	1,252,836
*	Virotec International NL	507,775	314,343
	Vision Systems, Ltd.	433,578	572,462
*	Voicenet (Australia), Ltd.	495,284	8,043
	Volante Group, Ltd.	273,599	164,434
	Waterco, Ltd.	33,300	86,241
	Watpac, Ltd.	149,608	180,606
#	Wattyl, Ltd.	230,962	433,728
	Webster, Ltd.	122,278	67,627
*	Wedgetail Exploration NL	1,413,422	48,983

5

*	Western Areas NL	299,836	443,432
	WHK Group, Ltd.	197,909	739,002
	Wide Bay Capricorn Building Society, Ltd.	47,718	320,914
	Yates, Ltd.	60,281	2,340
TOTAL COMMON STOCKS			214,092,154

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Class A	290,423	492,556

RIGHTS/WARRANTS — (0.0%)
*	Campbel Brothers, Ltd. Rights 12/20/05	22,254	23,430
*	Equigold NL Options 05/31/07	87,868	15,257
*	Erg, Ltd. Rights 11/29/05	658,869	1,460
*	Pan Pacific Petroleum NL Rights 12/13/05	163,900	2,906
*	Polartechnics, Ltd. Options 11/28/06	7,234	0
TOTAL RIGHTS/WARRANTS			43,053

TOTAL — AUSTRALIA			214,627,763

HONG KONG — (20.4%)
COMMON STOCKS — (20.4%)
*	139 Holdings, Ltd.	620,000	6,531
	ABC Communications (Holdings), Ltd.	930,000	79,031
	Aeon Credit Service (Asia) Co., Ltd.	740,000	582,555
	ALCO Holdings, Ltd.	740,000	295,326
	Allan International Holdings, Ltd.	592,000	71,654
	Allied Group, Ltd.	559,200	781,981
	Allied Properties, Ltd.	802,600	479,078
*	Anex International Holdings, Ltd.	152,000	1,921
*	Applied International Holdings, Ltd.	1,243,000	56,080
*	APT Satellite Holdings, Ltd.	599,000	105,573
*	Artel Solutions Group Holdings, Ltd.	2,315,000	35,671
	Arts Optical International Holdings, Ltd.	468,000	125,049
*	Asia Aluminum Holdings, Ltd.	7,172,000	664,340
*	Asia Commercial Holdings, Ltd.	72,800	4,682
	Asia Financial Holdings, Ltd.	1,976,908	501,150
*	Asia Logistics Technologies, Ltd.	22,140	4,563
	Asia Satellite Telecommunications Holdings, Ltd.	432,500	723,789
	Asia Standard International Group, Ltd.	6,780,000	235,322
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	15,718
	Associated International Hotels, Ltd.	898,000	780,574
	Automated Systems Holdings, Ltd.	340,000	83,171
*	B.A.L. Holdings, Ltd.	406	11
	Baltrans Holdings, Ltd.	376,000	174,064
*	Beijing Development (Hong Kong), Ltd.	166,000	16,269
*	Bestway International Holdings, Ltd.	6,124,000	143,207
	Bossini International Holdings, Ltd.	2,493,500	298,571
	Bright International Group, Ltd.	710,000	45,670
#	Cafe de Coral Holdings, Ltd.	1,016,000	1,178,010
*	Capital Prosper, Ltd.	480,000	6,421
	Capital Strategic Investment, Ltd.	30,500	4,549
*	Carico Holdings, Ltd.	2,948	53
	Cash Financial Services Group, Ltd.	27,018	1,081
*	Casil Telecommunications Holdings, Ltd.	1,420,000	60,406
*	Catic International Holdings, Ltd.	5,332,000	53,395
	CCT Telecom Holdings, Ltd.	472,970	60,187
	CEC International Holdings, Ltd.	220,279	3,947
*	Celestial Asia Securities Holdings, Ltd.	426,036	12,338
*	Central China Enterprises, Ltd.	210,400	19,535
#	Champion Technology Holdings, Ltd.	2,029,390	300,348
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	1,505,784
	Chen Hsong Holdings, Ltd.	1,210,000	684,796
	Cheuk Nang (Holdings), Ltd.	113,344	58,423
*	Cheung Tai Hong Holdings, Ltd.	100,920	5,129
	Chevalier International Holdings, Ltd.	441,482	443,274
	Chevalier Itech Holdings, Ltd.	355,250	68,924
*	China Aerospace International Holdings, Ltd.	3,384,000	139,341
*	China Bio-medical Group, Ltd.	415,000	8,027
*	China Digicontent Co., Ltd.	2,710,000	3,495
*	China Electronics Corp. Holdings Co., Ltd.	668,250	115,892
	China Everbright International, Ltd.	3,945,000	200,623
*	China Everbright Technology, Ltd.	3,244,000	104,185
*	China Gas Holdings, Ltd.	3,970,000	668,454
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	211,930

6

*	China Insurance International Holdings Co., Ltd.	2,196,000	889,527
*	China Investments Holdings, Ltd.	210,000	4,550
*	China Merchants Dichain (Asia), Ltd.	7,160,000	42,473
*	China Motion Telecom International, Ltd.	257,000	5,439
	China Motor Bus Co., Ltd.	74,000	596,417
*	China Nan Feng Group, Ltd.	28,800	250
#	China National Aviation Co., Ltd.	4,896,000	901,731
	China Online (Bermuda), Ltd.	296,240	48,176
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	2,356,000	397,357
	China Rare Earth Holdings, Ltd.	1,180,000	116,900
	China Resources Land, Ltd.	2,658,000	1,007,398
	China Resources Logic, Ltd.	3,796,000	370,888
*	China Rich Holdings, Ltd.	676,000	10,408
*	China Sci-Tech Holdings, Ltd.	278,600	4,669
*	China Star Entertainment, Ltd.	440,292	12,979
*	China Strategic Holdings, Ltd.	1,368,500	151,594
	Chinney Investments, Ltd.	1,144,000	101,426
	Chitaly Holdings, Ltd.	274,000	111,090
#	Chow Sang Sang Holdings International, Ltd.	865,680	347,901
	Chuangs China Investments, Ltd.	1,347,000	73,630
	Chuang’s Consortium International, Ltd.	1,858,884	147,853
	Chun Wo Holdings, Ltd.	1,671,917	154,502
	Chung Tai Printing Holdings, Ltd.	548,000	81,704
*	CITIC 21CN Co., Ltd.	6,230,000	968,879
*	CITIC Resources Holdings, Ltd.	7,624,000	1,050,468
	City e Solutions, Ltd.	186,000	19,738
*	City Telecom (H.K.), Ltd.	1,070,000	92,441
# *	Clear Media, Ltd.	635,000	574,546
*	Climax International Co., Ltd.	296,000	914
	CNPC (Hong Kong), Ltd.	6,430,000	1,339,507
*	CNT Group, Ltd.	3,078,000	48,629
*	Coastal Greenland, Ltd.	2,440,000	85,784
	COFCO International, Ltd.	3,080,000	1,230,753
*	Compass Pacific Holdings, Ltd.	624,000	9,656
*	Computer & Technologies Holdings, Ltd.	432,000	44,524
	Continental Holdings, Ltd.	98,825	10,114
	Continental Mariner Investment Co., Ltd.	1,328,000	211,781
	COSCO International Holdings, Ltd.	2,573,600	340,716
	Coslight Technology International Group, Ltd.	626,000	116,179
	Cosmos Machinery Enterprises, Ltd.	1,126,400	50,133
*	Crocodile Garments, Ltd.	1,539,000	91,327
	Cross Harbour Tunnel Co., Ltd.	458,520	350,995
*	Culturecom Holdings, Ltd.	3,767,000	77,001
*	Dah Hwa International Holdings, Ltd.	2,354,000	78,249
*	Dan Form Holdings Co., Ltd.	2,386,600	118,076
*	Daqing Petroleum & Chemical Group, Ltd.	1,375,000	67,254
	Dickson Concepts International, Ltd.	548,130	740,451
	Digital China Holdings, Ltd.	1,416,000	405,937
*	DVN Holdings, Ltd.	744,490	129,686
*	Dynamic Global Holdings, Ltd.	3,522,000	19,076
	Dynamic Holdings, Ltd.	244,000	45,175
*	Eagle Nice (International) Holdings, Ltd.	70,000	26,150
	Easyknit International Holdings, Ltd.	282,860	6,758
*	Eforce Holdings, Ltd.	2,620,000	5,728
	Egana Jewelry & Pearls, Ltd.	331,789	46,453
#	Eganagoldfeil Holdings, Ltd.	2,017,235	464,049
*	Emperor Entertainment Hotel, Ltd.	1,320,000	386,030
	Emperor International Holdings, Ltd.	1,780,360	429,761
*	e-New Media Co., Ltd.	320,000	14,860
# *	eSun Holdings, Ltd.	803,600	200,719
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	80,183
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	42,600	26,070
#	Far East Consortium International, Ltd.	2,907,239	1,034,670
*	Far East Hotels & Entertainment, Ltd.	1,853,000	91,460
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,201
	First Natural Foods Holdings, Ltd.	295,000	17,839
	First Sign International Holdings, Ltd.	1,424,000	43,952
#	Fong’s Industries Co., Ltd.	664,000	470,121
*	Forefront International Holdings, Ltd.	658,000	48,366
*	Fortuna International Holdings, Ltd.	9,344,000	12,049
*	Foundation Group, Ltd.	83,800	321
*	Founder Holdings, Ltd.	1,854,000	78,780
	Fountain Set Holdings, Ltd.	1,394,000	600,955
	Four Seas Frozen Food Holdings, Ltd.	347,184	42,555
	Four Seas Mercantile Holdings, Ltd.	592,000	213,757
*	Fujian Holdings, Ltd.	237,800	5,152

7

	Fujikon Industrial Holdings, Ltd.	532,000	90,449
*	Fushan Holdings, Ltd.	2,566,000	301,570
	Galaxy Entertainment Group, Ltd.	392,636	198,094
*	GeoMaxima Energy Holdings, Ltd.	5,810,000	35,487
	Giordano International, Ltd.	2,992,000	1,686,601
	Global China Group Holdings, Ltd.	3,022,000	143,091
	Global Green Tech Group, Ltd.	1,336,000	122,102
*	Global Tech (Holdings), Ltd.	5,612,000	36,185
	Glorious Sun Enterprises, Ltd.	1,650,000	657,952
	Gold Peak Industries (Holdings), Ltd.	1,059,250	186,706
*	Goldbond Group Holdings, Ltd.	2,609,500	39,799
	Golden Meditech Company, Ltd.	1,500,119	286,965
	Golden Resources Development International, Ltd.	1,456,500	60,043
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,438,000	194,853
*	Golik Holdings, Ltd.	930,500	30,590
*	Good Fellow Group, Ltd.	3,488,000	68,819
	Grande Holdings, Ltd.	502,000	398,927
*	Great Wall Cybertech, Ltd.	15,795,170	20,369
	Group Sense (International), Ltd.	2,062,000	156,320
	Guangdong Brewery Holdings, Ltd.	2,518,000	906,750
*	Guangnan Holdings, Ltd.	14,216,000	236,174
	Guangzhou Investment Co., Ltd.	11,834,000	1,429,967
*	Guo Xin Group, Ltd.	3,640,000	14,450
	Guorun Holdings, Ltd.	3,570,000	179,404
	GZI Transport, Ltd.	1,820,000	632,078
	Hang Fung Gold Technology, Ltd.	1,040,482	125,740
	Hang Ten Group Holdings, Ltd.	705,850	81,728
	Hanny Holdings, Ltd.	189,984	97,343
*	Hansom Eastern (Holdings), Ltd.	173,661	15,990
	Harbour Centre Development, Ltd.	517,000	787,716
	Harbour Ring International Holdings, Ltd.	11,000,000	1,034,141
*	Hen Fung Holdings, Ltd.	1,914,000	26,754
	Heng Tai Consumables Group, Ltd.	615,000	96,516
	Hengan International Group Co., Ltd.	1,800,000	1,888,835
	High Fashion International, Ltd.	268,000	56,750
#	HKR International, Ltd.	2,111,260	1,014,737
	Hon Kwok Land Investment Co., Ltd	572,535	138,115
	Hong Kong Catering Management, Ltd.	512,000	85,874
*	Hong Kong Construction Holdings, Ltd.	1,080,000	87,659
	Hong Kong Ferry (Holdings) Co., Ltd.	671,300	785,019
*	Hong Kong Parkview Group, Ltd.	1,130,000	53,916
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,882
	Hongkong Chinese, Ltd.	2,126,000	248,742
*	Hop Hing Holdings, Ltd.	660,265	19,328
	Hopson Development Holdings, Ltd.	920,000	1,210,165
	Hsin Chong Construction Group, Ltd.	1,569,658	93,712
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	888,000	88,143
*	Huabao International Holdings, Ltd.	19,300	2,809
	Huafeng Textile International Group, Ltd.	248,000	12,114
*	Hualing Holdings, Ltd.	3,360,000	45,375
	Hung Hing Printing Group, Ltd.	935,748	494,799
*	Hycomm Wireless, Ltd.	4,709,000	41,821
	I-Cable Communications, Ltd.	3,312,000	823,163
*	I-China Holdings, Ltd.	375,756	7,266
#	IDT International, Ltd.	4,028,486	285,777
*	Imagi International Holdings, Ltd.	137,400	26,522
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	58,475
*	Interchina Holdings Co., Ltd.	8,130,000	28,181
	International Bank of Asia, Ltd.	1,636,000	557,875
*	Inworld Group, Ltd.	3,054	4
	ITC Corp., Ltd.	479,460	30,518
	JCG Holdings, Ltd.	1,380,000	1,395,192
	Jinhui Holdings Co., Ltd.	576,000	128,075
	Joyce Boutique Holdings, Ltd.	1,530,000	97,146
*	Junefield Department Store Group, Ltd.	256,000	2,971
#	K Wah International Holdings, Ltd.	4,438,364	942,831
*	Kader Holdings Co., Ltd.	545,600	17,972
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	50,319
	Karrie International Holdings, Ltd.	488,000	191,610
	Keck Seng Investments (Hong Kong), Ltd.	858,600	240,992
	Kee-Shing Holdings Co., Ltd.	886,000	105,921
	Kin Yat Holdings, Ltd.	586,000	51,209
	King Fook Holdings, Ltd.	1,000,000	48,640
*	King Pacific International Holdings, Ltd.	1,404,200	22,092
	Kingdee International Software Group Co., Ltd.	638,000	150,259
	Kingmaker Footwear Holdings, Ltd.	1,100,955	188,747

8

*	Kong Sun Holdings, Ltd.	2,198,000	7,086
#	Kowloon Development Co., Ltd.	1,054,000	1,146,120
*	KPI Co., Ltd.	396,000	6,686
	KTP Holdings, Ltd.	560,400	33,399
	Kwoon Chung Bus Holdings, Ltd.	556,000	82,992
*	Lai Sun Development Co., Ltd.	17,132,000	294,233
*	Lai Sun Garment (International), Ltd.	2,325,000	134,081
	Lam Soon (Hong Kong), Ltd.	302,310	107,760
	Le Saunda Holdings, Ltd.	236,000	28,337
*	Leadership Publishing Group, Ltd.	250,511	485
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,979
	Lee & Man Holdings, Ltd.	566,000	74,350
	Lerado Group (Holding) Co., Ltd.	1,048,000	55,349
*	LifeTec Group, Ltd.	1,383,000	14,586
	Lippo, Ltd.	1,074,760	230,301
	Liu Chong Hing Bank, Ltd.	772,000	1,193,442
	Liu Chong Hing Investment, Ltd.	635,200	605,014
	Luk Fook Holdings (International), Ltd.	690,000	131,325
	Luks Industrial Group, Ltd.	645,555	91,226
	Lung Kee (Bermuda) Holdings, Ltd.	1,071,875	808,637
*	MACRO-LINK International Holdings, Ltd.	1,036,250	22,031
*	Mae Holdings, Ltd.	111,000	1,003
	Magnificent Estates, Ltd.	8,368,000	132,091
*	Magnum International Holdings, Ltd.	300,000	2,631
	Mainland Headwear Holdings, Ltd.	410,000	135,771
*	Mansion House Group, Ltd.	1,820,000	16,806
	Matrix Holdings, Ltd.	402,000	112,609
	Matsunichi Communications Holdings, Ltd.	806,000	158,772
*	Mei Ah Entertainment Group, Ltd.	1,142,000	40,569
	Melbourne Enterprises, Ltd.	45,500	184,314
	Midas International Holdings, Ltd.	774,000	47,922
	Midland Realty (Holding), Ltd.	1,352,000	618,590
*	Min Xin Holdings, Ltd.	753,200	145,389
	Miramar Hotel & Investment Co., Ltd.	607,000	868,813
*	Morning Star Resources, Ltd.	1,845,000	12,809
*	Moulin International Holdings, Ltd.	699,274	455,386
	Multi-Asia International Holdings, Ltd.	460,920	41,552
	Nanyang Holdings, Ltd.	137,500	170,183
	National Electronics Holdings, Ltd.	2,156,000	61,531
	Natural Beauty Bio-Technology, Ltd.	1,610,000	122,184
	New Island Printing Holdings, Ltd.	176,000	12,029
*	New World Cyberbase, Ltd.	72,628	1,458
*	New World TMT, Ltd.	1,380,600	127,957
	Newocean Green Energy Holdings, Ltd.	393,120	28,759
*	Next Media, Ltd.	2,912,000	1,189,352
#	Ngai Lik Industrial Holdings, Ltd.	1,556,000	202,142
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	12,172
# *	Onfem Holdings, Ltd.	1,266,000	68,317
	Orient Power Holdings, Ltd.	804,000	22,364
*	Oriental Metals, Ltd.	1,375,780	354,210
	Oriental Press Group, Ltd.	4,318,000	784,185
	Oriental Watch Holdings, Ltd.	398,000	75,762
	Pacific Andes International Holdings, Ltd.	1,172,000	211,226
	Pacific Century Insurance Holdings, Ltd.	1,272,000	441,555
	Pacific Century Premium Developments, Ltd.	4,415,000	1,275,181
*	Pacific Plywood Holdings, Ltd.	4,430,000	13,081
#	Paul Y. ITC Construction Holdings, Ltd.	2,332,333	420,336
	Peace Mark Holdings, Ltd.	1,568,022	432,784
*	Pegasus International Holdings, Ltd.	226,000	29,101
	Perfectech International Holdings, Ltd.	571,450	41,938
	Pico Far East Holdings, Ltd.	1,190,000	291,829
	Playmates Holdings, Ltd.	2,619,000	353,166
	Pokfulam Development Co., Ltd.	234,000	94,052
*	Pokphand (C.P.) Co., Ltd.	3,300,000	169,349
*	Poly Investments Holdings, Ltd.	2,670,000	46,248
#	Prime Success International Group, Ltd.	3,032,000	1,326,109
	Proview International Holdings, Ltd.	944,000	75,101
# *	QPL International Holdings, Ltd.	1,191,000	93,334
	Quality Healthcare Asia, Ltd.	133,800	38,808
	Raymond Industrial, Ltd.	605,400	189,070
	Regal Hotels International Holdings, Ltd.	14,410,000	976,811
*	Rexcapital International Holdings, Ltd.	1,272,905	24,354
*	Riche Multi-Media Holdings, Ltd.	7,060,000	190,658
*	Rivera Holdings, Ltd.	3,620,000	94,070
*	Riverhill Holdings, Ltd.	4,072	57
	Road King Infrastructure, Ltd.	1,053,000	779,908
	Roadshow Holdings, Ltd.	1,456,000	133,084

9

	S.A.S.Dragon Holdings, Ltd.	1,696,000	166,845
#	Sa Sa International Holdings, Ltd.	2,364,000	851,103
	Safety Godown Co., Ltd.	408,000	149,245
	Saint Honore Holdings, Ltd.	128,000	32,507
	San Miguel Brewery Hong Kong, Ltd.	612,800	127,190
	SCMP Group, Ltd.	2,902,000	1,022,242
	Sea Holdings, Ltd.	832,000	308,967
*	Seapower Resources International, Ltd.	6,651,680	123,453
	SEEC Media Group, Ltd.	2,550,000	116,407
*	Shanghai Allied Cement, Ltd.	1,152,080	30,653
*	Shanghai Century Holdings, Ltd.	7,142,000	136,575
*	Shanghai Ming Yuan Holdings, Ltd.	4,100,000	316,811
#	Shanghai Real Estates, Ltd.	2,234,000	322,622
	Shaw Brothers Hong Kong, Ltd.	134,000	163,794
	Shell Electric Manufacturing (Holdings) Co., Ltd.	782,172	158,032
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	65,421
	Shenzhen International Holdings, Ltd.	18,225,000	557,547
	Shougang Concord Century Holdings, Ltd.	1,676,000	94,849
*	Shougang Concord Grand (Group), Ltd.	1,701,000	106,007
*	Shougang Concord International Enterprises Co., Ltd.	7,288,000	464,060
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	148,851
	Shui On Construction & Materials, Ltd.	468,000	783,670
*	Shun Ho Resources Holdings, Ltd.	483,000	30,671
	Shun Ho Technology Holdings, Ltd.	1,037,452	68,256
	Silver Grant International Industries, Ltd.	3,295,000	975,035
*	Sincere Co., Ltd.	505,500	26,430
#	Singamas Container Holdings, Ltd.	998,000	570,356
	Sino Biopharmaceutical, Ltd.	1,440,000	301,400
*	Sino Gas Group, Ltd.	417,600	8,611
	Sino Golf Holdings, Ltd.	438,000	43,486
*	Sino Prosper Holdings, Ltd.	840,000	68,189
*	Sinocan Holdings, Ltd.	350,000	1,760
*	Sinochem Hong Kong Holdings, Ltd.	1,148,800	199,982
*	Sino-I.com, Ltd.	29,533,158	421,788
	Sinolink Worldwide Holdings, Ltd.	3,933,600	1,052,565
	Sinopec Kantons Holdings, Ltd.	1,638,000	249,230
	Skynet (International Group) Holdings, Ltd.	1,074	99
	SNP Leefung Holdings, Ltd.	180,000	26,197
*	Softbank Investment International (Strategic), Ltd.	7,398,000	47,506
*	Solartech International Holdings, Ltd.	49,600	1,526
	South China Brokerage Co., Ltd.	4,872,000	34,304
	South China Industries, Ltd.	1,124,000	95,665
*	South Sea Holdings Co., Ltd.	106,972,743	536,748
	Southeast Asia Properties & Finance, Ltd.	263,538	35,684
	Starlight International Holdings, Ltd.	1,311,292	116,412
	Starlite Holdings, Ltd.	694,000	66,058
	Stelux Holdings International, Ltd.	1,307,702	131,276
	Styland Holdings, Ltd.	101,808	289
*	Sun Fook Kong Holdings, Ltd.	386,000	8,446
	Sun Hing Vision Group Holdings, Ltd.	358,000	91,399
	Sun Hung Kai & Co., Ltd.	2,048,600	554,369
*	Sun Innovation Holdings, Ltd.	1,420,360	6,603
	Sunway International Holdings, Ltd.	866,000	22,510
*	Suwa International Holdings, Ltd.	1,062,000	37,705
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	86,619
	Symphony Holdings, Ltd.	1,865,000	258,960
	Tack Fat Group International, Ltd.	1,472,000	145,727
	Tack Hsin Holdings, Ltd.	542,000	20,543
	Tai Cheung Holdings, Ltd.	1,013,000	501,394
	Tai Fook Securities Group, Ltd.	590,000	71,453
	Tai Sang Land Development, Ltd.	471,984	148,277
	Tak Shun Technology Group, Ltd.	2,088,000	62,623
	Tak Sing Alliance Holdings, Ltd.	2,909,865	116,224
#	Tan Chong International, Ltd.	1,212,000	267,089
	TCC International Holdings, Ltd.	1,124,000	158,813
#	TCL International Holdings, Ltd.	6,078,000	955,477
*	Technology Venture Holdings, Ltd.	586,000	8,386
*	Termbray Industries International (Holdings), Ltd.	2,304,900	151,587
	Tern Properties Co., Ltd.	61,200	20,125
	Texwinca Holdings, Ltd.	1,558,000	1,104,553
*	The Sun’s Group, Ltd.	17,004,000	21,928
*	Tian An China Investments Co., Ltd.	1,238,275	339,196
	Tian Teck Land, Ltd.	1,098,000	368,927
	Tianjin Development Holdings, Ltd.	1,632,000	787,113
*	Tidetime Sun (Group), Ltd.	196,280	4,303
#	Titan Petrochemicals Group, Ltd.	7,340,000	575,210
*	Tomorrow International Holdings, Ltd.	165,000	14,671

10

	Tongda Group Holdings, Ltd.	2,780,000	56,576
	Tonic Industries Holdings, Ltd.	1,380,000	30,190
	Top Form International, Ltd.	1,586,000	361,727
	Topsearch International (Holdings), Ltd.	204,000	23,099
	Tristate Holdings, Ltd.	138,000	40,800
	Truly International Holdings, Ltd.	840,000	962,818
	Tungtex (Holdings) Co., Ltd.	788,000	238,692
*	Tysan Holdings, Ltd.	1,040,773	27,271
*	U-Cyber Technology Holdings, Ltd.	432,800	5,517
*	United Power Investment, Ltd.	3,328,000	100,697
*	Universal Holdings Ltd	12,220,000	114,515
*	Universe International Holdings, Ltd.	573,339	3,384
	U-Right International Holdings, Ltd.	3,060,000	92,572
	USI Holdings, Ltd.	928,999	298,262
	Van Shung Chong Holdings, Ltd.	359,335	34,819
#	Varitronix International, Ltd.	534,293	361,110
	Veeko International Holdings, Ltd.	1,420,000	42,132
	Victory City International Holdings, Ltd.	879,696	254,417
	Vital Biotech Holdings, Ltd.	470,000	12,646
	Vitasoy International Holdings, Ltd.	1,593,000	615,937
#	Vtech Holdings, Ltd.	418,000	1,414,059
	Wah Ha Realty Co., Ltd.	278,600	43,112
*	Wah Nam International Holdings, Ltd.	38,696	984
	Wai Kee Holdings, Ltd.	1,265,738	251,168
	Wang On Group, Ltd.	57,476	15,517
	Wellnet Holdings, Ltd.	2,059,200	161,713
*	Winfoong International, Ltd.	1,210,000	75,670
	Wing On Co. International, Ltd.	565,000	759,819
*	Wing Shan International, Ltd.	896,000	31,323
	Wisdom Venture Holdings, Ltd.	2,366,000	152,644
	Wong’s International (Holdings), Ltd.	737,641	56,080
*	Wonson International Holdings, Ltd.	1,010,000	9,768
	World Houseware (Holdings), Ltd.	605,700	15,073
	Y. T. Realty Group, Ltd.	965,000	120,205
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	133,127
*	Yanion International Holdings, Ltd.	488,000	21,977
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	38,284
	YGM Trading, Ltd.	228,000	305,684
	Yip’s Chemical Holdings, Ltd.	674,000	190,884
	Yugang International, Ltd.	11,916,000	155,834
*	Yunnan Enterprises Holdings, Ltd.	240,000	8,869
*	Zhu Kuan Development Co., Ltd.	646,000	40,692
TOTAL COMMON STOCKS			97,713,094

RIGHTS/WARRANTS — (0.0%)
*	Anex International Holdings, Ltd. Rights 11/29/05	60,800	78
*	Champion Technology Holdings, Ltd. Warrants 02/27/07	405,878	0
*	China Credit Holdings Warrants 07/31/06	191,400	296
*	Foundation Group, Ltd. Rights 12/12/05	251,400	217
*	Global Green Tech Group, Ltd. Warrants 07/07/07	133,600	2,584
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	1,378
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	851
*	QPL International Holdings, Ltd. Rights 12/20/05	238,200	0
*	Quality Healthcare Asia, Ltd. Warrants 01/13/07	26,760	445
TOTAL RIGHTS/WARRANTS			5,849

TOTAL — HONG KONG			97,718,943

SINGAPORE — (12.0%)
COMMON STOCKS — (12.0%)
*	Acma, Ltd.	3,040,700	80,906
	Airocean Group, Ltd.	1,649,000	116,867
*	Alliance Technology & Development, Ltd.	156,000	9,685
#	Amtek Engineering, Ltd.	799,625	234,475
	Apollo Enterprises, Ltd.	193,000	64,567
	Armstrong Industrial Corp.	1,460,000	129,059
*	ASA Group Holdings, Ltd.	586,000	48,561
#	Ascott Group, Ltd.	1,807,250	725,157
	Aussino Group, Ltd.	967,000	230,766
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	200,586
	Beyonics Technology, Ltd.	1,945,800	463,642
	Bonvests Holdings, Ltd.	825,000	360,080
#	Brilliant Manufacturing, Ltd.	1,855,000	361,609
*	Broadway Industrial Group, Ltd.	461,000	133,422

11

#	Bukit Sembawang Estates, Ltd.	107,001	734,250
	CH Offshore, Ltd.	823,200	175,041
*	Chemical Industries (Far East), Ltd.	105,910	43,836
	China Merchants Holdings Pacific, Ltd.	652,000	258,854
	Chip Eng Seng Corp., Ltd.	1,775,000	174,008
	Chosen Holdings, Ltd.	1,284,000	147,874
#	Chuan Hup Holdings, Ltd.	4,385,000	998,758
	Chuan Soon Huat Industrial Group, Ltd.	614,000	103,286
	CIH, Ltd.	506,699	480,858
*	CK Tang, Ltd.	614,000	184,767
*	Compact Metal Industries, Ltd.	643,000	7,599
	Courts Singapore, Ltd.	495,000	181,171
*	CSC Holdings, Ltd.	672,000	19,701
	CSE Global, Ltd.	1,262,000	536,957
	CWT Distribution, Ltd.	461,500	223,565
	Eagle Brand Holdings, Ltd.	5,158,000	182,979
	Eastern Asia Technology, Ltd.	1,844,260	108,662
*	Eastgate Technology, Ltd.	870,000	28,307
*	Econ International, Ltd.	2,267,000	13,404
	ECS Holdings, Ltd.	1,375,000	248,079
	Eng Wah Organisation, Ltd.	265,000	49,344
	Engro Corp., Ltd.	236,000	120,279
*	Firstlink Investments Corp., Ltd.	995,000	37,709
	Freight Links Express Holdings, Ltd.	3,368,000	119,432
	Frontline Technologies Corp., Ltd.	3,170,000	215,237
#	Fu Yu Manufacturing, Ltd.	2,273,750	710,877
	Fuji Offset Plates Manufacturing, Ltd.	33,750	5,288
	G & W Group Holdings, Ltd.	252,314	23,679
	GB Holdings, Ltd.	200,000	106,132
	Ges International, Ltd.	2,909,000	1,633,807
	GK Goh Holdings, Ltd.	1,494,000	725,128
	Goodpack, Ltd.	1,592,000	1,668,029
	GP Industries, Ltd.	1,516,000	715,956
	Guocoland, Ltd.	1,215,000	1,111,722
	Hiap Moh Corp., Ltd.	34,874	6,392
	Ho Bee Investment, Ltd.	761,000	294,308
	Hong Fok Corp., Ltd.	1,796,000	503,956
#	Hong Leong Asia, Ltd.	1,048,000	935,821
*	Horizon Education & Technologies, Ltd.	2,054,000	230,337
	Hotel Grand Central, Ltd.	875,280	338,330
	Hotel Plaza, Ltd.	1,189,000	722,631
	Hotel Properties, Ltd.	1,675,000	1,424,988
	Hour Glass, Ltd.	298,000	126,323
	HTL International Holdings, Ltd.	1,471,875	1,148,193
	Huan Hsin Holdings, Ltd.	1,138,400	410,083
	Hup Seng Huat, Ltd.	900,200	210,338
	Hwa Hong Corp., Ltd.	2,488,000	859,628
	IDT Holdings, Ltd.	718,000	390,610
*	Inno-Pacific Holdings, Ltd.	680,000	8,029
	Innovalues Precision, Ltd.	520,000	178,817
	International Factors (Singapore), Ltd.	290,000	102,749
*	Internet Technology Group, Ltd.	874,408	12,925
*	Interra Resources, Ltd.	37,086	5,136
*	Intraco, Ltd.	292,500	58,190
	Isetan (Singapore), Ltd.	122,500	336,788
	Jaya Holdings, Ltd.	2,733,000	2,004,320
	JK Yaming International, Ltd.	907,000	191,329
	Jurong Cement, Ltd.	132,500	54,841
	Jurong Engineering, Ltd.	137,000	203,070
	Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,723,958
	K1 Ventures, Ltd.	5,340,500	1,055,430
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	1,539,291
	Khong Guan Flour Milling, Ltd.	19,000	18,424
	Kian Ann Engineering, Ltd.	868,000	77,175
	Kian Ho Bearings, Ltd.	521,000	46,223
*	Koh Brothers, Ltd.	1,494,000	92,464
*	L & M Group Investments, Ltd.	7,107,100	21,011
#	Labroy Marine, Ltd.	3,343,000	1,675,495
*	LanTroVision (S), Ltd.	1,117,500	16,398
*	LC Development, Ltd.	2,041,254	125,766
	Lee Kim Tah Holdings, Ltd.	1,600,000	321,789
*	Leong Hin Holdings, Ltd.	657,500	182,223
*	Liang Huat Aluminium, Ltd.	2,954,000	17,463
	Lion Asiapac, Ltd.	473,000	47,314
	Low Keng Huat Singapore, Ltd.	372,000	175,193
	Lum Chang Holdings, Ltd.	1,134,030	137,416
	Magnecomp International, Ltd.	931,000	548,967

12

	Manufacturing Integration Technology, Ltd.	588,000	39,814
	MCL Land, Ltd.	1,427,000	1,179,961
*	Mediaring.Com, Ltd.	3,410,000	512,835
	Metro Holdings, Ltd.	2,256,960	903,790
	MMI Holdings, Ltd.	1,994,000	681,459
	Multi-Chem, Ltd.	1,263,000	139,146
	Nera Telecommunications, Ltd.	1,450,000	373,079
	New Toyo International Holdings, Ltd.	1,043,000	292,862
	Norelco Centreline Holdings, Ltd.	941,000	224,570
*	Orchard Parade Holdings, Ltd.	1,084,022	459,062
#	Osim International, Ltd.	1,638,000	1,559,495
	Ossia International, Ltd.	728,332	63,700
	Pan-United Corp., Ltd.	2,193,000	604,434
	Pan-United Marine, Ltd.	1,096,500	303,173
	PCI, Ltd.	734,000	240,236
	Pertama Holdings, Ltd.	459,750	93,976
	Popular Holdings, Ltd.	1,813,000	450,564
	PSC Corp., Ltd.	5,723,200	287,419
*	Qian Hu Corp., Ltd.	408,200	55,019
#	Robinson & Co., Ltd.	284,832	969,806
	Rotary Engineering, Ltd.	1,624,000	425,577
	San Teh, Ltd.	838,406	168,514
	SBS Transit, Ltd.	1,011,000	1,314,361
	Sea View Hotel, Ltd.	66,000	3,048
*	Seatown Corp., Ltd.	101,000	1,792
	Sembawang Kimtrans, Ltd.	1,295,000	390,016
	Sin Soon Huat, Ltd.	1,307,000	123,548
	Sing Investments & Finance, Ltd.	141,750	125,558
#	Singapore Food Industries, Ltd.	1,707,000	1,077,666
	Singapore Reinsurance Corp., Ltd	1,540,935	281,931
	Singapore Shipping Corp., Ltd.	1,930,000	541,434
	Singapura Finance, Ltd.	139,250	137,389
	SMB United, Ltd.	2,010,000	178,196
	SNP Corp., Ltd.	466,495	251,054
*	SP Corp., Ltd.	454,000	18,791
	Stamford Land Corp., Ltd.	3,229,000	551,837
	Straits Trading Co., Ltd.	1,117,200	1,861,008
*	Sunright, Ltd.	378,000	58,186
	Superbowl Holdings, Ltd.	490,000	60,613
	Superior Metal Printing, Ltd.	490,500	47,693
	Thakral Corp., Ltd.	6,028,000	286,556
	Tiong Woon Corp. Holding, Ltd.	1,359,000	160,572
*	Transmarco, Ltd.	106,500	57,619
	Trek 2000 International, Ltd.	1,004,000	284,429
	TSM Resources, Ltd.	1,502,000	265,446
	TT International, Ltd.	2,109,600	155,152
*	Tuan Sing Holdings, Ltd.	3,362,000	215,996
*	Ultro Technologies, Ltd.	530,000	17,080
	Unisteel Technology, Ltd.	974,000	1,047,139
	United Engineers, Ltd.	846,666	902,887
	United Overseas Insurance, Ltd.	125,500	281,910
	United Pulp & Paper Co., Ltd.	354,000	95,656
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,023,945
	Vicom, Ltd.	120,000	65,196
	WBL Corp., Ltd.	647,000	1,462,735
	Xpress Holdings, Ltd.	1,392,000	41,137
*	Yongnam Holdings, Ltd.	1,506,000	26,316
TOTAL COMMON STOCKS			57,276,472

RIGHTS/WARRANTS — (0.0%)
*	Amtek Engineering, Ltd. Rights 12/02/05	799,625	96,924
*	China Dairy Group Warrants 12/22/07	300,400	7,105
TOTAL RIGHTS/WARRANTS			104,029

TOTAL — SINGAPORE			57,380,501

NEW ZEALAND — (4.6%)
COMMON STOCKS — (4.6%)
*	AFFCO Holdings, Ltd.	1,806,887	519,834
	Cavalier Corp., Ltd.	283,674	532,189
	CDL Hotels New Zealand, Ltd.	1,387,344	584,108
	CDL Investments New Zealand, Ltd.	328,510	89,852
	Colonial Motor Co., Ltd.	126,795	263,216
	Ebos Group, Ltd.	112,108	346,630
*	Evergreen Forests, Ltd.	323,301	66,514

13

	Hallenstein Glassons Holdings, Ltd.	241,638	812,414
	Hellaby Holdings, Ltd.	201,679	686,173
	Horizon Energy Distribution, Ltd.	40,420	116,243
	Met Lifecare, Ltd.	270,895	737,659
	Michael Hill International, Ltd.	156,746	890,118
*	New Zealand Oil & Gas, Ltd.	584,872	377,126
	New Zealand Refining Co., Ltd.	812,890	3,259,449
	Northland Port Corp. (New Zealand), Ltd.	219,997	441,147
#	Nuplex Industries, Ltd.	282,590	841,376
*	Pacific Retail Group, Ltd.	194,156	240,220
#	Port of Tauranga, Ltd.	541,952	1,660,735
	Provenco Group, Ltd.	281,600	162,230
	Pyne Gould Guinness, Ltd.	581,127	926,240
	Restaurant Brand New Zealand, Ltd.	369,175	326,354
	Richina Pacific, Ltd.	309,644	111,315
*	Rubicon, Ltd.	995,760	641,444
	Ryman Healthcare Group, Ltd.	415,999	1,606,801
	Sanford, Ltd.	418,047	1,246,469
	Scott Technology, Ltd.	60,843	89,493
*	Seafresh New Zealand, Ltd.	80,520	1,585
	South Port New Zealand, Ltd.	30,744	25,346
	Steel & Tube Holdings, Ltd.	379,638	1,120,164
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	37,534
	Tourism Holdings, Ltd.	402,452	418,359
*	Trans Tasman Properties, Ltd.	2,311,308	810,850
	Waste Management NZ, Ltd.	430,471	1,888,981

TOTAL — NEW ZEALAND			21,878,168

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Aliran Ihsan Resources Berhad	3,300	210
*	Autoways Holdings Berhad	10,000	3,414
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0
TOTAL COMMON STOCKS			3,624

PREFERRED STOCKS — (0.0%)
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	17,882	1,041

TOTAL — MALAYSIA			4,665

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (18.2%)
Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $7,750,692 U.S. STRIPS, 11/15/10, valued at $6,291,152) to be repurchased at $6,167,796	$6,167	6,167,119

Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $126,174,227 U.S. STRIPS, maturities ranging from 08/15/06 to 02/15/23, valued at $81,600,000) to be repurchased at $80,008,822	80,000	80,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $956,000 FHLMC Notes 4.00%, 09/22/09, valued at $936,880) to be repurchased at $923,099	923	923,000
TOTAL TEMPORARY CASH INVESTMENTS		87,090,119

TOTAL INVESTMENTS - (100.0%) (Cost $455,406,254)		$478,700,159

See accompanying Notes to Financial Statements.

14

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2005

		Shares	Value††

COMMON STOCKS — (98.9%)
Industrials — (30.3%)
	600 Group P.L.C.	218,038	$180,009
	AEA Technology P.L.C.	168,483	235,255
	Aggreko P.L.C.	873,478	3,828,696
	Air Partner P.L.C.	15,611	164,166
*	Airflow Streamlines P.L.C.	20,500	20,739
	Alumasc Group P.L.C.	131,547	351,878
	Amec P.L.C.	49,000	292,990
	Arriva P.L.C.	129,697	1,282,485
*	Ashtead Group P.L.C.	1,154,261	3,362,748
	Atkins (WS) P.L.C.	335,639	4,270,593
	Autologic Holdings P.L.C.	96,590	187,019
* #	Avis Europe P.L.C.	3,154,308	3,776,944
	Babcock International Group P.L.C.	674,239	2,559,194
*	Bailey (C.H.) P.L.C.	109,500	23,917
*	Bailey (C.H.) P.L.C. Class B	10,000	19,888
*	BB Holdings, Ltd.	8,709	55,751
	Birse Group P.L.C.	421,901	89,116
	Black Arrow Group P.L.C.	56,500	85,293
	Bodycote International P.L.C.	1,028,769	3,892,465
	Braemar Seascope Group P.L.C.	45,450	268,280
	Brammer P.L.C.	144,123	547,176
	Brandon Hire P.L.C.	97,041	226,317
	British Steam Specialties Group P.L.C.	393,262	1,890,318
*	BTG P.L.C.	439,797	1,688,902
	Business Post Group P.L.C.	157,099	833,033
*	Camellia P.L.C.	2,437	272,941
	Carillion P.L.C.	704,258	3,662,774
*	Carlisle Group, Ltd.	3,484	6,808
	Carr’s Milling Industries P.L.C.	19,000	179,349
	Castings P.L.C.	83,784	349,277
	Charles Taylor Consulting P.L.C.	99,799	528,298
*	Charter P.L.C.	535,144	4,576,793
	Chemring Group P.L.C.	113,762	1,352,610
	Chloride Group P.L.C.	819,535	1,364,139
	Christie Group P.L.C.	53,263	105,165
	Clarkson P.L.C.	54,733	843,366
	Communisis P.L.C.	515,412	776,883
*	Cookson Group P.L.C.	622,740	4,114,497
*	Corporate Services Group P.L.C.	1,704,859	229,771
*	Costain Group P.L.C.	1,176,378	850,534
*	Danka Business Systems P.L.C.	367,079	133,578
	Dart Group P.L.C.	74,000	414,458
	Datamonitor P.L.C.	136,693	526,215
	Davis Service Group P.L.C.	543,317	4,272,788
	De La Rue P.L.C.	570,550	4,147,113
	Dewhurst P.L.C.	9,000	30,057
	Dewhurst P.L.C. Class A Non-Voting	15,500	44,735
	Domino Printing Sciences P.L.C.	402,751	1,755,318
*	Dowding & Mills P.L.C.	336,440	99,633
*	Easyjet P.L.C.	1,068,671	6,067,388
	Eleco P.L.C.	104,685	87,505
*	Enodis P.L.C.	1,616,238	3,504,563
*	Enterprise P.L.C.	27,000	171,099
	Fenner P.L.C.	439,262	1,216,462
	FKI P.L.C.	1,814,803	3,542,333
	Forth Ports P.L.C.	147,272	3,722,726
*	Fortress Holdings P.L.C.	120,728	5,741
	Fulmar P.L.C.	107,500	174,669

1

	Galliford Try P.L.C.	1,011,944	1,535,837
	Get Group P.L.C.	20,485	45,765
	Gibbs & Dandy P.L.C.	13,681	87,106
	Gleeson (M.J.) Group P.L.C.	174,733	927,564
*	Glotel P.L.C.	119,419	185,533
	Go-Ahead Group P.L.C.	150,627	4,018,169
	Halstead (James) Group P.L.C.	52,208	626,356
*	Hampson Industries P.L.C.	584,903	262,673
*	Harvey Nash Group P.L.C.	183,750	142,500
	Havelock Europa P.L.C.	75,907	171,525
	Heath (Samuel) & Sons P.L.C.	7,500	62,257
	Helphire Group P.L.C.	409,032	2,458,005
*	Heywood Williams Group P.L.C.	297,460	559,201
	Homeserve P.L.C.	214,834	4,357,649
	Hyder Consulting P.L.C.	119,601	537,992
	Intertek Group P.L.C.	160,595	1,971,130
	Intserve P.L.C.	368,520	2,155,504
*	Invensys P.L.C.	13,306,332	4,016,805
	Ite Group P.L.C.	694,103	1,376,146
	Johnson Service Group P.L.C.	206,862	1,478,391
	Keller Group P.L.C.	169,695	1,238,593
	Kier Group P.L.C.	118,333	2,437,048
	Laing (John) P.L.C.	788,527	3,938,244
	Latchways P.L.C.	22,878	234,174
*	Lavendon Group P.L.C.	122,032	422,586
	Lincat Group P.L.C.	19,000	175,412
	Litho Supplies P.L.C.	20,000	20,456
*	Lorien P.L.C.	60,000	41,335
	Low & Bonar P.L.C.	339,165	726,551
	Management Consulting Group P.L.C.	600,372	493,875
	McAlpine (Alfred) P.L.C.	319,263	2,088,936
	Michael Page International P.L.C.	1,123,179	4,964,627
	Mitie Group P.L.C.	1,038,496	3,047,881
*	Molins P.L.C.	68,000	154,682
*	Morgan Crucible Company P.L.C.	1,125,473	4,455,972
	Morgan Sindall P.L.C.	102,544	1,627,963
	Mouchel Parkman P.L.C.	319,979	1,505,149
	Mowlem (John) & Co. P.L.C.	418,282	1,374,652
	MS International P.L.C.	71,500	191,171
	MSB International P.L.C.	30,748	23,203
	National Express Group P.L.C.	25,000	388,854
	New Avesco P.L.C.	29,998	47,454
	Northern Recruitment Group P.L.C.	36,500	105,618
	Northgate P.L.C.	198,436	3,391,394
	Ocean Wilsons Holdings, Ltd.	84,250	492,477
*	Penna Consulting P.L.C.	42,417	77,476
*	Planestation Group P.L.C.	76,551	7,447
	PSD Group P.L.C.	54,896	256,126
	Quantica P.L.C.	115,428	105,090
	Radstone Technology P.L.C.	102,913	528,481
*	Reed Health Group P.L.C.	155,333	154,351
*	Regus Group P.L.C.	3,183,469	5,203,516
	Reliance Security Group P.L.C.	66,349	580,240
	Renold P.L.C.	153,256	163,421
	Ricardo P.L.C.	220,336	1,088,032
	Robert Walters P.L.C.	291,175	669,021
	ROK property solutions P.L.C.	97,100	831,443
	RPS Group P.L.C.	730,729	1,987,334
	Salvesen (Christian) P.L.C.	870,648	1,121,973
	Senior P.L.C.	1,196,693	1,098,557
	Serco Group P.L.C.	235,235	1,191,168
	Severfield-Rowan P.L.C.	84,679	1,270,997
	Shanks Group P.L.C.	756,400	2,075,523
	SHL Group P.L.C.	165,829	400,515
	SIG P.L.C.	417,391	5,148,649
*	Simon Group P.L.C.	539,729	478,931
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	272,373
	Speedy Hire P.L.C.	132,434	1,749,065
	Spirax-Sarco Engineering P.L.C.	260,136	3,890,689

2

	Spring Group P.L.C.	406,488	419,999
*	Stanelco P.L.C.	2,148,370	493,497
	T. Clarke P.L.C.	118,525	495,846
	Tarsus Group P.L.C.	87,549	286,385
	TDG P.L.C.	281,407	1,175,483
	Teesland P.L.C.	431,476	711,958
	Tex Holdings P.L.C.	14,000	25,356
	Thorpe (F.W.) P.L.C.	24,000	130,709
*	Tinsley (Eliza) Group P.L.C.	19,844	5,162
*	Trafficmaster P.L.C.	252,418	128,763
	Trifast P.L.C.	232,523	215,667
	Ultra Electronics Holdings P.L.C.	226,846	3,561,602
	Ultraframe P.L.C.	162,456	92,259
	Umeco P.L.C.	122,638	989,012
*	Universal Salvage P.L.C.	36,111	73,834
*	Volex Group P.L.C.	241,088	441,986
	VP P.L.C.	108,111	417,627
	VT Group P.L.C.	590,699	3,916,836
	Waterman P.L.C.	74,473	180,964
	Watermark Group P.L.C.	68,660	150,205
	Weir Group P.L.C.	689,632	4,448,188
	Whatman P.L.C.	439,737	2,200,905
	White Young Green P.L.C.	78,615	488,472
	Whitehead Mann Group P.L.C.	95,000	45,283
*	Wilshaw P.L.C.	198,409	31,273
	Wincanton P.L.C.	376,625	2,304,509
	WSP Group P.L.C.	254,125	1,565,317
	Wyndeham Press Group P.L.C.	165,119	366,036
	XP Power P.L.C.	59,933	356,398
Total Industrials			195,897,122

Consumer Discretionary — (21.2%)
	4imprint P.L.C.	81,908	398,009
	Abbeycrest P.L.C.	42,590	18,782
	AGA Food Service Group P.L.C.	402,171	2,027,835
	Alba P.L.C.	105,025	642,833
	Alexandra P.L.C.	86,243	223,200
	Alexon Group P.L.C.	156,695	570,240
	Alpha Airports Group P.L.C.	489,053	553,970
	Arena Leisure P.L.C.	1,136,685	779,124
*	Aston Villa P.L.C.	12,961	102,574
*	Austin Reed Group P.L.C.	68,999	107,423
	Avesco P.L.C.	29,998	48,434
	Avon Rubber P.L.C.	69,321	205,673
	Beale P.L.C.	22,161	25,042
	Bellway P.L.C.	356,982	6,340,393
	Ben Bailey P.L.C.	40,986	289,021
	Blacks Leisure Group P.L.C.	90,290	674,387
	Bloomsbury Publishing P.L.C.	248,575	1,411,779
	Boot (Henry) P.L.C.	71,794	742,800
	Bovis Homes Group P.L.C.	375,474	4,701,650
	BPP Holdings P.L.C.	149,368	965,643
*	Brown & Jackson P.L.C.	818,461	808,757
	Brown (N) Group P.L.C.	695,395	2,077,523
	Caffyns P.L.C.	6,000	83,948
	Carpetright P.L.C.	125,839	2,021,765
*	Celtic P.L.C.	40,759	28,597
	Character Group P.L.C.	97,314	81,977
	Chime Communications P.L.C.	549,729	236,163
	Chrysalis Group P.L.C.	328,544	878,759
	Churchill China P.L.C.	30,000	93,949
	Clinton Cards P.L.C.	501,072	542,237
	Colefax Group P.L.C.	60,000	117,522
	Cosalt P.L.C.	30,700	128,600
	Crest Nicholson P.L.C.	310,555	2,371,844
	Creston P.L.C.	132,044	489,909
	Dawson Holdings P.L.C.	144,502	357,420
*	Dawson International P.L.C.	100,688	15,470
	De Vere Group P.L.C.	221,827	2,541,913

3

*	Emess P.L.C.	480,556	64,485
*	Entertainment Rights P.L.C.	1,034,872	582,605
	Euromoney Institutional Investors P.L.C.	207,184	1,588,474
	European Motor Holdings P.L.C.	118,325	599,171
*	FII Group P.L.C.	41,166	4,805
	Findel P.L.C.	380,020	2,853,586
	First Choice Holidays P.L.C.	1,254,193	4,632,978
	First Technology P.L.C.	188,345	606,101
	Forminster P.L.C.	43,333	5,572
	French Connection Group P.L.C.	284,510	1,294,377
	Fuller, Smith & Turner P.L.C. Series A	41,035	670,810
	Future Network P.L.C.	933,632	948,758
	Game Group P.L.C.	1,190,499	1,517,537
	Games Workshop Group P.L.C.	86,175	551,444
*	Gaskell P.L.C.	36,000	1,556
	GCAP Media P.L.C.	313,351	1,519,549
*	Global Natural Energy P.L.C.	11,004	23,052
	Greene King P.L.C.	453,242	5,436,272
	Halfords Group P.L.C.	144,440	796,614
	Haynes Publishing Group P.L.C.	14,703	91,270
	Headlam Group P.L.C.	259,894	1,822,481
*	Highbury House Communications P.L.C.	439,166	7,693
	HMV Group P.L.C.	987,623	3,185,392
	Holidaybreak P.L.C.	149,496	1,714,572
*	Homestyle Group P.L.C.	139,717	216,030
	Hornby P.L.C.	77,295	252,311
	House of Fraser P.L.C.	749,793	1,503,296
	Huntsworth P.L.C.	343,309	500,050
	Incisive Media P.L.C.	337,232	822,351
	Informa P.L.C.	50,000	345,602
	JJB Sports P.L.C.	529,578	1,576,125
	John David Group P.L.C.	114,500	493,322
	Lambert Howarth Group P.L.C.	43,203	158,493
*	Laura Ashley Holdings P.L.C.	2,505,661	574,559
*	London Clubs International P.L.C.	682,319	1,607,860
	Lookers P.L.C.	85,770	669,141
	Luminar P.L.C.	230,712	1,962,683
	Maiden Group P.L.C.	43,212	87,878
	Mallett P.L.C.	24,837	105,057
	Manganese Bronze Holdings P.L.C.	32,184	90,088
	Marchpole Holdings P.L.C.	271,422	75,159
	Matalan P.L.C.	770,532	2,352,693
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	292,792	3,187,299
	Menzies (John) P.L.C.	132,050	1,211,017
	Metal Bulletin P.L.C.	183,177	733,022
	MFI Furniture Group P.L.C.	1,753,768	2,267,727
	Mice Group P.L.C.	174,886	82,577
	Millennium and Copthorne Hotels P.L.C.	329,074	2,139,236
*	Monsoon P.L.C.	71,000	498,566
	Moss Brothers Group P.L.C.	163,400	228,529
	Mothercare P.L.C.	247,209	1,528,818
*	Mytravel Group P.L.C.	243,534	751,382
	Newcastle United P.L.C.	198,896	156,200
	Next Fifteen Communications P.L.C.	25,000	29,184
	Nord Anglia Education P.L.C.	63,924	134,406
	Northamber P.L.C.	75,888	114,572
* #	NXT P.L.C.	219,248	190,258
	Ottakar’s P.L.C.	34,693	244,208
	Owen (H.R.) P.L.C.	46,993	117,830
*	Pace Micro Technology P.L.C.	501,860	481,155
*	Partridge Fine Arts P.L.C.	58,000	43,632
	Pendragon P.L.C.	430,171	3,589,718
	Photo-Me International P.L.C.	1,340,534	2,810,025
*	Pittards P.L.C.	60,985	11,074
	Portmeirion Group P.L.C.	22,856	75,214
*	Pressac P.L.C.	78,129	1,013
*	QXL Ricardo P.L.C.	2,537	372,358
	Redrow P.L.C.	501,817	4,212,449

4

	Reg Vardy P.L.C.	133,859	1,836,051
*	Regent Inns P.L.C.	395,953	651,159
	Restaurant Group P.L.C.	747,666	1,929,324
#	Sanctuary Group P.L.C.	779,911	52,005
	SCS Upholstery P.L.C.	117,088	831,336
	Sinclair (William) Holdings P.L.C.	53,000	47,296
	Sirdar P.L.C.	69,754	39,527
	SMG P.L.C.	625,114	938,159
	Smith (WH) P.L.C.	586,196	3,955,463
	Southampton Leisure Holdings P.L.C.	19,615	11,421
*	Sportech P.L.C.	846,974	174,587
	St. Ives P.L.C.	308,994	1,584,003
	Stanley Leisure P.L.C.	175,210	1,997,568
*	Sterling Publishing Group P.L.C.	75,298	10,305
	Stylo P.L.C.	64,096	77,021
	Taylor Nelson Sofres P.L.C.	701,432	2,722,967
	Ted Baker P.L.C.	105,654	813,975
	The Peacock Group P.L.C.	273,494	1,566,788
*	The Television Corp. P.L.C.	101,591	116,139
*	Toad Group P.L.C.	85,507	15,440
	Topps Tiles P.L.C.	491,811	1,649,754
*	Torotrak P.L.C.	246,442	222,747
*	Tottenham Hotspur P.L.C.	150,000	136,413
	Ulster Television P.L.C.	140,321	1,018,423
	Victoria P.L.C.	12,000	38,297
	Vitec Group P.L.C.	95,370	583,360
	Wagon P.L.C.	163,410	499,191
	Wembley P.L.C.	68,694	661,695
	Westbury P.L.C.	362,193	3,430,371
	Wetherspoon (J.D.) P.L.C.	513,165	2,872,666
	Wilmington Group P.L.C.	177,826	594,564
	Wilson Bowden P.L.C.	7,000	156,364
	Woolworths Group P.L.C.	3,110,645	1,947,535
	Wyevale Garden Centres P.L.C.	125,459	1,078,352
Total Consumer Discretionary			137,088,752

Financials — (16.2%)
	Aberdeen Asset Management P.L.C.	1,022,447	2,174,807
	Atrium Underwriting P.L.C.	180,581	637,597
*	Bradstock Group P.L.C.	5,200	3,957
	Brewin Dolphin Holdings P.L.C.	683,219	1,739,610
	Brit Insurance Holdings P.L.C.	489,300	716,433
	Brixton P.L.C.	952,536	6,638,820
	Capital & Regional P.L.C.	261,206	3,755,888
	Chesnara P.L.C.	92,900	258,053
*	CLS Holdings P.L.C.	216,575	1,826,471
	Collins Stewart Tullett P.L.C.	407,502	4,077,132
	Countrywide P.L.C.	250,090	1,647,310
	Daejan Holdings P.L.C.	35,324	2,177,722
	Derwent Valley Holdings P.L.C.	219,683	5,272,331
	Development Securities P.L.C.	147,405	1,195,528
	Domestic & General Group P.L.C.	132,640	1,823,332
	DTZ Holdings P.L.C.	159,674	1,142,206
*	Durlacher Corp. P.L.C.	15,272	47,900
*	Egg P.L.C.	699,847	1,234,327
	Erinaceous Group P.L.C.	353,623	1,920,712
*	Evolution Group P.L.C.	115,278	254,164
	Freeport P.L.C.	88,023	686,429
	Grainger Trust P.L.C.	331,113	2,739,934
	Great Portland Estates P.L.C.	702,027	4,833,859
	Guiness Peat Group P.L.C.	1,251,349	1,807,299
*	Hampton Trust P.L.C.	232,050	5,518
	Hardy Underwriting Group P.L.C.	71,683	260,313
*	Hawtin P.L.C.	196,500	42,374
	Helical Bar P.L.C.	152,052	822,257
*	Henderson Group P.L.C.	1,485,610	1,631,974
	Highway Insurance Holdings P.L.C.	467,933	549,961
	Hiscox P.L.C.	1,522,744	5,676,541
	Hitachi Capital (UK) P.L.C.	124,239	457,342

5

	IFX Group P.L.C.	79,438	168,905
	ISIS Asset Management P.L.C.	388,420	1,313,552
	Jardine Lloyd Thompson Group P.L.C.	577,063	4,871,043
	Kensington Group P.L.C.	135,488	1,775,717
	Kiln P.L.C.	566,831	922,092
	London Merchant Securities P.L.C.	1,367,187	5,543,138
	London Scottish Bank P.L.C.	374,544	525,825
*	Marylebone Warwick Balfour Group P.L.C.	277,898	731,887
	McKay Securities P.L.C.	97,232	516,616
	Minerva P.L.C.	557,892	2,479,088
	Mucklow (A & J) Group P.L.C.	194,456	1,456,795
	Paragon Group of Companies P.L.C.	153,200	1,586,485
	Park Group P.L.C.	291,600	95,178
	Primary Health Properties P.L.C.	24,195	155,434
*	Probus Estates P.L.C.	83,333	216
	Quintain Estates & Development P.L.C.	161,208	1,646,507
	Rensburg Sheppards P.L.C.	37,158	438,967
	Resolution P.L.C.	294,095	3,275,731
	Rugby Estates P.L.C.	15,328	97,526
	Rutland Trust P.L.C.	174,255	176,326
	S & U P.L.C.	21,140	197,354
*	Safeland P.L.C.	25,000	35,296
	Savills P.L.C.	219,084	3,436,244
	Secure Trust Group P.L.C.	44,674	349,389
	Shaftesbury P.L.C.	507,230	3,497,648
	Shore Capital Group P.L.C.	504,863	407,212
	Smith (James) Estates P.L.C.	17,524	140,262
	St. Modwen Properties P.L.C.	285,624	2,237,236
	Stanley (Charles) Group P.L.C.	86,800	459,856
	Town Centre Securities P.L.C.	142,137	995,946
	Unite Group P.L.C.	373,726	2,285,396
	Warner Estate Holdings P.L.C.	111,091	1,363,977
*	Wellington Underwriting P.L.C.	139,302	227,703
	Windsor P.L.C.	149,435	134,996
	Workspace Group P.L.C.	663,597	3,371,393
Total Financials			104,975,037

Information Technology — (9.5%)
	Abacus Group P.L.C.	105,130	198,388
	Acal P.L.C.	60,982	259,944
	Alphameric P.L.C.	486,081	734,862
*	Alterian P.L.C.	68,403	135,434
	Amstrad P.L.C.	149,652	355,144
*	Anite Group P.L.C.	1,106,825	1,149,396
*	ARC International P.L.C.	330,444	162,640
*	Autonomy Corp. P.L.C.	236,369	1,447,141
	Aveva Group P.L.C.	73,803	1,186,819
	Axon Group P.L.C.	115,461	482,442
*	Baltimore Technologies P.L.C.	485	14,454
*	Bede P.L.C.	135,978	30,125
	CML Microsystems P.L.C.	28,361	135,310
	Comino Group P.L.C.	30,924	158,502
	Compel Group P.L.C.	75,752	115,169
	Computacenter P.L.C.	452,614	2,050,823
*	CSR P.L.C.	61,950	902,289
	Deltron Electronics P.L.C.	90,964	105,095
	Detica Group P.L.C.	71,722	1,234,568
	Dicom Group P.L.C.	258,808	908,607
*	Dimension Data Holdings P.L.C.	939,000	596,866
	Diploma P.L.C.	65,882	792,014
	DRS Data & Research Services P.L.C.	26,825	16,166
*	Easynet Group P.L.C.	331,185	990,566
	Electrocomponents P.L.C.	263,991	1,170,439
	Electronic Data Processing P.L.C.	55,200	67,337
*	Eurodis Electron P.L.C.	2,118,657	38,471
*	Fibernet Group P.L.C.	224,012	281,738
	Filtronic P.L.C.	226,882	1,042,432
*	Financial Objects P.L.C.	17,000	11,626
	GB Group P.L.C.	415,333	253,514

6

*	Gresham Computing P.L.C.	121,221	163,014
	Halma P.L.C.	1,415,413	4,146,413
	ICM Computer Group P.L.C.	45,983	266,057
*	Imagination Technologies Group P.L.C.	566,510	698,014
	Independent Media Distribution P.L.C.	21,621	14,943
*	Intec Telecom Systems P.L.C.	654,113	667,249
	Intelek P.L.C.	99,880	24,362
*	Kalamazoo Computer Group P.L.C.	56,120	0
*	Kewill Systems P.L.C.	309,597	390,812
	Laird Group P.L.C.	490,233	3,391,169
	Macro 4 P.L.C.	45,932	216,060
*	Microgen P.L.C.	238,323	347,892
	Misys P.L.C.	308,169	1,151,283
	Morse P.L.C.	277,169	455,238
	MTL Instruments Group P.L.C.	24,678	156,362
*	nCipher P.L.C.	99,572	342,981
	Netstore P.L.C.	143,737	95,212
*	Northgate Information Solutions P.L.C.	1,728,640	2,577,272
*	NSB Retail P.L.C.	1,119,725	681,210
	Oxford Instruments P.L.C.	136,455	569,850
*	Parity Group P.L.C.	381,072	27,863
	Planit Holdings P.L.C.	235,000	91,751
*	Plasmon P.L.C.	135,733	338,638
	Premier Farnell P.L.C.	1,256,569	3,480,261
	Psion P.L.C.	378,897	1,049,653
*	QA P.L.C.	158,950	2,362
	Renishaw P.L.C.	188,734	3,008,346
*	Retail Decisions P.L.C.	188,904	417,343
	RM P.L.C.	359,199	981,896
	Rotork P.L.C.	223,601	2,313,737
	Roxboro Group P.L.C.	90,243	387,824
	Royalblue Group P.L.C.	106,484	1,233,940
*	SCI Entertainment P.L.C.	33,370	307,400
*	Scipher P.L.C.	34,563	672
*	SDL P.L.C.	203,748	633,546
*	Servicepower Technologies P.L.C.	150,000	90,856
	Spectris P.L.C.	470,110	4,992,698
*	Spirent P.L.C.	2,209,226	1,832,875
*	Superscape P.L.C.	302,847	113,316
*	Surfcontrol P.L.C.	81,878	648,553
*	Tadpole Technology P.L.C.	427,207	23,301
	Telemetrix P.L.C.	177,320	204,453
*	Telspec P.L.C.	25,000	5,821
*	The Innovation Group P.L.C.	1,116,429	530,125
	Trace Computers P.L.C.	33,552	55,692
	TT Electronics P.L.C.	361,387	883,788
*	TTP Communications P.L.C.	611,908	302,384
	Vega Group P.L.C.	69,342	227,981
	Vislink P.L.C.	124,752	91,804
*	Wolfson Microelectronics P.L.C.	331,328	1,654,541
	Workplace Systems International P.L.C.	238,739	42,121
	XAAR P.L.C.	167,514	761,977
	XANSA P.L.C.	949,089	1,357,555
	XKO Group P.L.C.	30,304	53,796
Total Information Technology			61,532,583

Energy — (7.3%)
	Abbot Group P.L.C.	704,157	3,068,942
	Anglo Pacific Group P.L.C.	267,628	604,264
	Burren Energy P.L.C.	421,226	6,591,322
*	Dana Petroleum P.L.C.	261,198	4,169,082
*	Emerald Energy P.L.C.	169,128	506,814
	Expro International Group P.L.C.	240,769	2,079,897
	Fisher (James) & Sons P.L.C.	153,696	1,016,299
*	Fortune Oil P.L.C.	3,248,130	348,385
	Hunting P.L.C.	416,004	2,208,078
	JKX Oil and Gas P.L.C.	437,062	1,613,884
*	KBC Advanced Technologies P.L.C.	68,734	53,900
	Lupus Capital P.L.C.	429,989	84,747

7

	Melrose Resources P.L.C.	279,182	1,751,544
	Paladin Resources P.L.C.	1,038,531	6,380,904
*	Premier Oil P.L.C.	264,560	3,401,754
*	Soco International P.L.C.	248,936	3,186,421
	Sondex P.L.C.	206,804	750,675
	U.K. Coal P.L.C.	322,996	767,990
*	Venture Production P.L.C.	396,524	3,422,399
	Wood Group (John) P.L.C.	1,407,609	4,940,744
Total Energy			46,948,045

Consumer Staples — (5.3%)
	Anglo Eastern Plantations P.L.C.	87,249	323,754
	Arla Foods UK P.L.C.	1,674,839	1,607,483
	Barr (A.G.) P.L.C.	43,000	697,535
	Body Shop International P.L.C.	583,233	2,567,158
	Cranswick P.L.C.	151,057	1,570,490
	Dairy Crest Group P.L.C.	411,682	3,563,451
	Devro P.L.C.	533,228	1,211,417
	Greggs P.L.C.	38,326	3,011,123
	Hardys & Hansons P.L.C.	56,379	675,905
	Kleeneze P.L.C.	109,256	206,081
	McBride P.L.C.	698,504	1,832,158
	Nichols P.L.C.	66,550	243,302
	Northern Foods P.L.C.	1,742,847	4,619,707
	Premier Foods P.L.C.	43,796	222,596
	PZ Cuzzons P.L.C.	49,859	1,353,999
	Richmond Foods P.L.C.	57,804	516,895
	Robert Wiseman Dairies P.L.C.	199,037	953,120
	Somerfield P.L.C.	722,361	2,437,467
	Swallowfield P.L.C.	15,000	19,346
	Thorntons P.L.C.	158,000	439,355
	Uniq P.L.C.	263,207	509,790
	Whittard of Chelsea P.L.C.	37,487	47,060
	Wolverhampton & Dudley Breweries P.L.C.	246,522	5,317,861
	Young & Co’s Brewery P.L.C.	10,000	307,294
	Young & Co’s Brewery P.L.C. Class A	5,234	209,541
Total Consumer Staples			34,463,888

Health Care — (4.2%)
*	Acambis P.L.C.	282,492	1,035,313
*	Alizyme P.L.C.	345,593	729,474
*	Antisoma P.L.C.	1,157,754	410,218
*	Axis-Shield P.L.C.	159,015	842,648
	Bespak P.L.C.	96,061	820,740
*	Biocompatibles International P.L.C.	94,045	384,928
*	Bioquell P.L.C.	50,194	84,975
	Biotrace International P.L.C.	150,131	191,864
*	Cambridge Antibody Technology Group P.L.C.	120,171	1,407,847
	Care U.K. P.L.C.	183,829	1,514,329
*	Clinical Computing P.L.C.	46,666	8,107
	Corin Group P.L.C.	124,334	724,591
	Dechra Pharmaceuticals P.L.C.	168,094	731,853
	Ferraris Group P.L.C.	148,288	256,888
*	Genetix Group P.L.C.	151,246	144,716
	Goldshield Group P.L.C.	123,034	754,441
*	Gyrus Group P.L.C.	350,450	2,184,484
	Huntleigh Technology P.L.C.	90,597	561,454
	Isoft Group P.L.C.	737,364	4,852,158
	Isotron P.L.C.	70,674	718,793
*	M.L. Laboratories P.L.C.	1,291,691	558,937
*	Medical Solutions P.L.C.	140,731	19,898
*	Medisys P.L.C.	586,814	26,443
	Nestor Healthcare Group P.L.C.	303,219	678,783
*	Osmetech P.L.C.	66,935	28,068
*	Oxford Biomedica P.L.C.	1,371,278	627,814
*	Pharmagene P.L.C.	160,000	46,994
*	Phytopharm P.L.C.	111,349	120,370
*	Protherics P.L.C.	854,366	779,920
*	Provalis P.L.C.	796,584	27,851

8

	Ransom (William) & Son P.L.C.	30,000	23,320
* #	Skyepharma P.L.C.	1,738,458	1,487,380
	SSL International P.L.C.	630,184	3,061,846
	Sygen International P.L.C.	768,253	835,482
*	Theratase P.L.C.	80,563	46,173
*	Vernalis P.L.C.	334,552	367,346
Total Health Care			27,096,446

Materials — (3.6%)
*	Amberley Group P.L.C.	200,000	40,640
*	API Group P.L.C.	103,483	217,024
*	Applied Optical Technologies P.L.C.	117,822	80,991
	Baggeridge Brick P.L.C.	98,000	251,314
	British Polythene Industries P.L.C.	86,272	649,959
	Carclo P.L.C.	180,595	219,051
	Chamberlin & Hill P.L.C.	18,000	70,815
	Chapelthorpe P.L.C.	656,803	176,592
	Coral Products P.L.C.	50,000	16,728
	Croda International P.L.C.	451,631	3,514,436
	Cropper (James) P.L.C.	22,000	72,721
	Delta P.L.C.	433,707	822,508
	DS Smith P.L.C.	1,237,383	3,213,901
	Dyson Group P.L.C.	96,928	439,138
	Elementis P.L.C.	1,542,189	1,866,823
	Ennstone P.L.C.	1,122,247	754,446
*	European Colour P.L.C.	82,090	22,411
	Filtrona P.L.C.	74,898	348,296
*	Greenwich Resources P.L.C.	438,664	20,103
	Hill & Smith Holdings P.L.C.	179,226	699,836
	Inveresk P.L.C.	150,000	44,428
	Macfarlane Group P.L.C.	228,287	134,522
	Marshalls P.L.C.	581,983	3,055,905
	Metalrax Group P.L.C.	358,740	460,506
	Porvair P.L.C.	106,246	222,874
	RPC Group P.L.C.	295,073	1,249,345
	Scapa Group P.L.C.	319,593	109,646
	Treatt P.L.C.	14,957	65,470
	UCM Group P.L.C.	41,980	36,343
	Victrex P.L.C.	284,818	3,145,551
	Yule Catto & Co. P.L.C.	278,083	1,338,729
	Zotefoams P.L.C.	62,000	87,821
Total Materials			23,448,873

Telecommunication Services — (1.3%)
	Bristol Water Group P.L.C.	27,120	407,669
* #	Colt Telecom Group P.L.C.	2,574,360	2,565,985
	Dee Valley Group P.L.C.	4,214	72,063
	Hydro International P.L.C.	27,669	46,090
	Kingston Communications P.L.C.	850,036	980,787
*	Redstone P.L.C.	376,324	35,242
	Telecom Plus P.L.C.	149,831	359,060
*	Thus Group P.L.C.	4,572,940	1,243,544
*	Vanco P.L.C.	145,748	1,275,354
	Viridian Group P.L.C.	109,350	1,631,081
Total Telecommunication Services			8,616,875

Other — (0.0%)
*	Argonaut Games P.L.C.	100,000	5,404
*	Bombshell, Ltd.	932	927
*	Ferguson International Holdings P.L.C.	89,105	36,983
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	5,837
*	Industrial & Commercial Holdings P.L.C.	5,000	130
*	Radamec Group P.L.C.	35,000	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 1) P.L.C.	62,500	0
*	Secure Ventures (No. 3) P.L.C.	62,500	0

9

*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	14,321
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	343
*	Waterdorm P.L.C.	105,000	0
*	Wraith P.L.C.	1,400	2,227
Total Other			66,172

TOTAL COMMON STOCKS			640,133,793

RIGHTS/WARRANTS — (0.1%)
Other — (0.1%)
*	Autonomy Corp. P.L.C. Rights 12/19/05	118,184	202,338
*	Kiln P.L.C. Rights 12/16/05	242,927	28,357
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	199
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0
*	Umeco P.L.C. Rights 12/09/05	54,505	110,754
*	Vernalis P.L.C. Rights	104,547	0
Total Other			341,648

TOTAL RIGHTS/WARRANTS			341,648

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $5,882,396 U.S. STRIPS, 05/15/11, valued at $4,647,015) to be repurchased at $4,555,897	$4,555	4,555,397
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $2,121,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,078,580) to be repurchased at $2,047,221	2,047	2,047,000
TOTAL TEMPORARY CASH INVESTMENTS		6,602,397

TOTAL INVESTMENTS — (100.0%)
(Cost $519,429,840)		$647,077,838

See accompanying Notes to Financial Statements.

10

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2005

		Shares	Value††

SWITZERLAND — (14.0%)
COMMON STOCKS — (13.9%)
*	4M Technologies Holding SA	18,445	$69,119
	A. Hiestad Holding AG	1,056	749,333
*	Actelion, Ltd.	51,203	4,985,032
	AFG Arbonia-Forster Holding AG	3,263	853,267
	Agie Charmilles Holding AG	3,402	291,943
	Allreal Holding AG	14,335	1,263,632
	Also Holding AG	569	170,710
	Amazys Holding AG	9,061	528,897
	Ascom Holding AG	70,052	957,617
	Bachem AG	26,438	1,491,023
	Baloise-Holding AG	43,500	2,314,742
	Bank Coop AG	29,405	1,620,808
	Bank Sarasin & Cie Series B, Basel	968	1,919,058
	Banque Cantonale de Geneve	1,344	195,035
	Banque Cantonale du Jura	450	129,886
	Banque Cantonale Vaudoise	9,431	2,532,489
	Banque Privee Edmond de Rothschild SA, Geneve	152	2,151,290
*	Barry Callebaut AG	8,120	2,584,355
	Basellandschaftliche Kantonalbank	600	459,994
	Basler Kantonalbank	5,250	425,289
	Batigroup Holding AG	16,114	253,969
	Belimo Holdings AG	1,332	739,397
*	Berna Biotech AG	102,390	961,785
	Berner Kantonalbank	7,907	1,094,365
*	BHB Beteiligungs und Finanzgesellschaft	150	5,008
	Bobst Group SA	36,682	1,396,443
	Bossard Holding AG	7,906	482,610
*	Bucher Industries AG	32,839	2,564,246
	BVZ (Brig Visp Zermatt) Holding AG	580	134,250
	Calida Holding AG	396	126,371
*	Card Guard AG	15,187	49,727
	Carlo Gavazzi Holding AG	1,065	132,606
	Charles Voegele Holding AG	28,009	2,037,883
	Cie Financiere Tradition	5,202	524,540
	Compagnie vaudoise d’electricite	1,322	1,252,623
*	Converium Holding AG	415,436	3,985,338
	Conzzeta Holdings AG	1,415	1,830,222
*	COS Computer Systems AG	4,391	104,981
*	Crealogix Holding AG	1,318	74,118
	Daetwyler Holding AG, Atldorf	348	1,136,288
	Edipresse SA, Lausanne	1,410	574,779
	EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	3,207	1,949,943
	Eichhof Holding AG	188	205,083
*	ELMA Electronic AG	472	91,482
#	Emmi AG	12,206	1,048,011
	Ems-Chemie Holding AG	24,021	2,078,522
	Energie Electrique du Simplon SA	350	132,669
	Energiedienst Holding AG	8,265	2,668,030
	Escor Casino & Entertainment AG	2,010	34,952
	Feintol International Holding AG	1,181	300,157
*	Fischer (Georg) AG, Schaffhausen	10,581	3,404,824
*	Flughafen Zuerich AG	6,028	992,456
*	Forbo Holding AG, Eglisau	4,930	1,026,916
	Fuchs Petrolub AG Oel & Chemie Non-Voting	18,009	747,604
	Galenica Holding, Ltd. AG, Bern	14,709	2,684,316
	Generali (Switzerland) Holdings, Adliswil	2,082	539,419
	Getaz Romang Holding SA	1,231	490,447
*	Golay-Buchel Holding SA, Lausanne	40	35,493
	Gurit-Heberlein AG	1,225	1,135,646
	Helvetia Patria Holding	10,318	1,969,216
*	Hexagon AB Series B	27,240	715,616
	Industrieholding Cham AG, Cham	1,480	438,101
	Interroll-Holding SA	1,254	277,977
*	Intershop Holding AG	3,444	620,857
*	Isotis SA	195,512	270,247
	Jelmoli Holding AG	1,521	2,043,414

1

	Jelmoli Holding AG, Zuerich (Namen)	2,835	766,702
*	Kaba Holding AG	5,543	1,233,497
*	Kardex AG, Zuerich	14,561	664,539
	Komax Holding AG	5,285	385,144
#	Kudelski SA	106,944	3,245,002
	Kuoni Reisen Holding AG	8,800	3,410,157
*	Lem Holdings SA	2,712	205,576
	Luzerner Kantonalbank AG	7,373	1,300,681
	Metraux Services SA	1,553	248,176
*	Micronas Semiconductor Holding AG	78,808	2,572,699
*	Mikron Holding AG, Biel	43,452	517,222
*	Mobilezone Holding AG	38,456	140,667
*	Moevenpick-Holding, Zuerich	1,320	276,267
*	Nextrom Holding SA	1,409	12,301
	Orell Fussli Graphische Betriebe AG, Zuerich	5,076	604,887
	OZ Holding AG	7,479	463,490
*	Parco Industriale e Immobiliare SA	600	1,597
	Phoenix Mecano AG, Stein am Rhein	2,749	690,405
	Phonak Holding AG	125,848	5,349,222
*	PSP Swiss Property AG	145,267	6,189,176
	PubliGroupe SA	5,314	1,486,719
	Rieters Holdings AG	13,476	3,868,189
*	Sarna Kunststoff Holding AG	5,253	698,989
	Saurer AG	44,630	2,900,897
	Schaffner Holding AG	1,830	237,247
	Schweiter Technology AG	1,877	345,558
	Schweizerhall Holding AG	5,725	514,428
	Schweizerische National Versicherungs Gesellschaft	1,706	829,350
*	SEZ Holding AG	41,286	826,868
	SIA Abrasives Holding AG	2,301	563,323
	Siegfried Holding AG	8,560	1,066,623
	Sig Holding AG	18,251	3,812,194
*	Sihl	150	342
*	Sika Finanz AG, Baar	6,399	4,825,811
	Societe Generale d’Affichage	5,556	803,689
	Sopracenerina SA	2,409	460,532
	St. Galler Kantonalbank	6,890	2,047,088
	Sulzer AG, Winterthur	11,528	5,547,000
	Swiss Prime Site AG	51,312	2,288,373
	Swissfirst AG	26,315	1,591,773
*	Swisslog Holding AG	462,446	415,755
*	Swissquote Group Holding SA	1,555	153,397
	Tamedia AG	5,397	506,750
	Tecan Group AG	32,878	1,276,560
*	Temenos Group AG	93,600	823,922
*	Tornos Holding SA	35,107	298,244
*	UMS Schweizerische Metallwerke Holding AG, Bern	17,585	184,639
* #	Unaxis Holding AG	27,910	3,915,838
	Unilabs SA	22,319	679,895
#	Valiant Holding AG	49,473	4,307,006
	Valora Holding AG	7,856	1,422,256
	Vaudoise Assurances Holdings	1,340	138,870
	Villars Holding SA, Fribourg	150	45,850
*	Von Roll Holding AG, Gerlafingen	318,291	486,418
	Vontobel Holdings AG	83,163	2,463,948
	Walliser Kantonalbank	1,157	394,677
*	Wmh Walter Meier Holding AG, Zuerich	4,878	305,031
	Zehnder Holding AG	684	811,560
	Zschokke Holding SA, Geneve	776	493,344
	Zueblin Holding AG	78,908	621,059
	Zuger Kantonalbank	590	1,538,037
TOTAL COMMON STOCKS			155,331,922

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG Oel & Chemie	18,009	755,963

TOTAL — SWITZERLAND			156,087,885

FRANCE — (12.6%)
COMMON STOCKS — (12.5%)
*	Actielec Technologies	19,137	87,056
	Affine	2,526	273,419
	Alain Afflelou SA	28,135	829,559
	Ales Groupe SA	30,844	545,807
*	Alten SA	53,456	1,627,186

2

* #	Altran Technologies SA	182,539	2,065,456
	Apem SA	1,000	68,182
	April Group SA	38,091	1,391,137
*	Archos	12,096	289,095
	Arkopharma	18,720	304,797
	Assystem Brime SA	33,323	751,205
	Aubay SA	19,090	128,426
#	Audika SA	22,509	457,251
*	Baccarat SA	1,090	148,597
	Bacou-Dalloz	11,217	969,728
	Banque Tarneaud SA	1,000	177,059
#	Beneteau SA	21,831	1,527,552
*	Bigben Interactive	2,100	7,099
	Boiron SA	19,537	515,959
	Boizel Chanoine Champagne SA	600	51,440
	Bonduelle SA	6,723	449,712
	Bongrain SA	13,784	762,941
	Bourbon	31,816	2,629,197
*	Bricodeal SA	50	2,468
	Bricorama SA	9,379	507,769
	Brioche Pasquier SA	2,888	200,476
*	Bull SA	1,403,414	1,396,411
	Burelle SA	4,030	548,920
*	BVRP SA	13,034	291,098
*	Camaieu SA	4,988	659,067
#	Canal Plus SA	197,490	1,748,478
#	Carbone Lorraine SA	40,631	1,719,945
*	CBo Territoria	28,320	114,191
	Cegedim SA	6,902	569,970
#	CEGID SA	18,000	699,294
*	Cesar SA	142,196	178,421
	CFF Recycling SA	84,608	2,215,744
*	Cibox Inter@ctive SA	166,307	82,496
* #	Cie Generale de Geophysique SA	28,201	2,527,260
*	Cie Generale de Geophysique SA Issue 05	8,898	797,403
	Clarins SA	10,264	565,092
* #	Club Mediterranee SA	42,017	1,868,293
	Compagnie Internationale Andre Trigano Ciat SA	983	25,415
*	Consortium International de Diffusion et de Representation Sante	600	5,440
*	CS Communication et Systemes	4,983	188,897
	Cybergun	2,210	32,714
	Damartex SA	22,900	794,292
*	Dane-Elec Memory SA	65,202	381,215
	Delachaux SA	1,911	406,971
	Deveaux SA	1,040	79,935
*	Didot-Bottin SA	1,620	123,483
*	DMC (Dollfus Mieg et Cie)	35,375	146,188
*	Dynaction SA	10,660	197,114
#	Electricite de Strasbourg	23,784	3,543,776
	Elior	225,736	3,009,428
	Encres Dubuit SA	4,176	34,685
	Esso SA	2,900	572,422
*	Etam Developpement SA	16,554	631,705
*	Euraltech SA	11,700	11,863
*	Euro Disney SCA	4,981,489	646,047
	Evialis SA	2,611	113,350
	Exel Industries SA	2,393	165,130
	Explosifs et de Produits Chimiques	524	243,962
#	Faurecia SA	30,667	2,007,268
	Fimalac SA	111,143	7,072,115
	Fininfo SA	9,760	201,899
	Finuchem SA	11,078	248,435
	Fleury Michon SA	3,100	149,512
	Foncia Groupe	18,840	535,688
	Francois Freres (Tonnellerie) SA	3,150	100,197
*	Gantois Series A	647	9,917
	Gascogne SA	6,472	473,987
	Gaumont SA	14,607	844,994
*	Geci International	52,548	120,514
	Generale de Sante	63,926	2,206,722
	Generale Location SA	13,863	456,116
	Geodis SA	4,379	526,650
	Gevelot	3,584	231,065
*	GFI Informatique SA	98,608	632,300
#	Gifi	4,678	129,849
*	Ginger (Groupe Ingenierie Europe)	2,600	36,337

3

	Grands Moulins de Strasbourg	110	64,196
	Group Open SA	8,551	124,867
	Groupe Ares SA	10,632	42,604
	Groupe Crit	6,900	219,715
*	Groupe Flo SA	22,019	199,342
*	Groupe Focal SA	1,400	13,766
*	Groupe Go Sport SA	2,207	157,729
	Groupe Guillin SA	1,200	79,994
	Groupe Steria	37,118	1,903,806
	Guerbet SA	2,103	266,579
	Guyenne et Gascogne SA	26,000	2,543,855
#	Havas SA	62,300	280,195
	Hyparlo SA	11,028	494,074
	IDSUD	1,328	56,421
*	IEC Professionnel Media	19,353	47,563
*	IMS International Metal Service SA	12,630	230,878
	Industrielle et Financiere d’Entreprise SA	300	71,836
* #	Infogrames Entertainment SA	311,327	519,703
	Ingenico SA	61,820	979,720
#	Ipsos SA	10,687	1,310,052
	Kaufman et Broad SA	15,476	1,130,598
	Lafuma SA	1,155	89,131
	Laurent-Perrier	7,722	418,185
	Lectra Systemes SA	23,092	122,724
	Lisi SA	7,827	424,682
#	Locindus	20,056	942,656
* #	LVL Medical Groupe SA	18,995	204,826
	Manitou SA	44,368	1,734,411
	Manutan International SA	5,104	264,837
*	Marie Brizard & Roger International SA	1,765	208,202
*	Metaleurop SA	35,449	22,569
	MGI Coutier SA	2,753	84,259
*	MoneyLine SA	1,336	44,676
	Montupet SA	32,450	588,226
	Mr. Bricolage SA	6,600	119,112
	Nexans SA	56,318	2,658,002
	Norbert Dentressangle	8,372	434,449
#	NRJ Group	143,499	3,212,125
	Oberthur Card Systems SA	58,441	495,971
*	Oeneo	69,736	107,840
*	Orpea	31,451	1,743,038
*	Otor SA	13,700	75,915
	Paris Orleans et Cie SA	2,832	794,044
	Passat SA	3,843	36,658
* #	Penauille Polyservices SA	15,300	167,189
	Petit Forestier SA	3,043	141,838
	Pierre & Vacances	7,816	586,421
	Pinguely-Haulotte SA	41,466	749,421
	Plastic Omnium SA	30,846	980,411
	Plastivaloire SA	1,700	37,971
	Prosodie SA	5,183	120,072
	Provimi SA	48,939	1,102,677
	PSB Industries SA	6,200	234,625
	Radiall SA	1,340	104,190
	Rallye SA	75,206	3,146,341
	Remy Cointreau SA	38,545	1,578,784
* #	Rhodia SA	874,663	1,649,957
	Robertet SA	2,183	299,613
	Rodriguez Group SA	23,307	1,372,564
	Rougier SA	2,040	180,202
	Rubis SA	16,910	1,100,585
*	S.T. Dupont SA	3,800	18,100
	Sabeton SA	13,500	192,622
	Samse SA	4,400	702,077
	Sasa Industries SA	2,198	77,746
*	Saveurs de France-Brossard	3,731	230,620
	SCOR SA	2,575,766	5,199,151
	SDR de la Bretagne	3,305	75,431
	SEB SA	21,300	2,260,410
	Sechilienne-Sidec	2,200	1,112,335
	Securidev SA	1,500	27,368
	Signaux Girod SA	894	68,675
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	23,530	2,156,018
	Smoby SA	1,172	102,945
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	2,992,584
	Societe Industrielle D’Aviations Latecoere SA	15,087	625,309

4

	Societe Pour L’Informatique Industrielle SA	3,457	185,172
*	Sogeclair SA	595	23,587
*	Solving International SA	6,829	63,621
#	Somfy SA	22,900	4,645,221
	Sopra SA	9,070	641,040
*	Spir Communication SA	4,886	715,443
#	SR Teleperformance	90,928	2,811,735
	Stallergenes SA	5,369	771,248
	Ste Virbac SA	12,385	554,236
	Stef-Tfe SA	4,483	735,042
	Sucriere de Pithiviers-Le-Vieil	1,825	1,290,978
*	Sylis SA	9,782	43,626
	Synergie SA	9,180	324,796
#	Taittinger SA	12,700	5,043,257
*	Teamlog SA	9,004	35,520
	Tessi SA	2,650	134,212
*	Tipiak SA	518	46,341
	Toupargel-Agrigel SA	6,200	251,120
	Trigano SA	32,572	1,335,045
* #	UbiSoft Entertainment SA	30,845	1,405,722
	Unilog SA	20,794	1,789,545
	Union Financiere de France Banque SA	12,706	581,041
*	Valtech	187,303	142,857
	Viel et Compagnie	44,339	195,466
	Vilmorin et Cie SA	2,471	474,742
	VM Materiaux SA	1,103	159,058
	Vranken Monopole	3,417	160,619
*	XRT	73,575	125,777
TOTAL COMMON STOCKS			139,732,603

RIGHTS/WARRANTS — (0.1%)
*	Ales Groupe SA Warrants 03/23/09	316	1,900
*	Group Open SA Warrants 10/21/06	1,000	613
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Oeneo Warrants 08/26/06	14,365	339
*	Prosodie SA Warrants 10/28/06	900	361
*	Rhodia SA Rights 12/07/05	874,663	422,802
*	Rubis SA Warrants 12/22/05	16,910	23,924
*	UbiSoft Entertainment SA Warrants 05/14/06	4,100	3,529
TOTAL RIGHTS/WARRANTS			453,468

TOTAL — FRANCE			140,186,071

GERMANY — (10.5%)
COMMON STOCKS — (10.5%)
*	3U Telecom AG	81,002	82,940
	A.S. Creation Tapeton AG	2,900	93,555
*	AAP Implantate AG	26,950	60,221
* #	Aareal Bank AG	57,989	2,183,995
*	Acg AG Fuer Chipkarten und Informationssysteme	16,940	8,573
	Ackermann-Goeggingen AG	8,100	200,487
*	AC-Service AG	7,811	46,506
*	Adlink Internet Media AG	42,605	184,924
* #	Adva AG Optical Networking	39,883	246,338
	Agrob AG	5,800	53,639
* #	Aixtron AG	109,124	312,563
*	Allbecon AG	16,208	41,637
	Amadeus Fire AG	10,442	81,838
*	Analytik Jena AG	5,259	32,828
	Andreae-Noris Zahn AG, Anzag	27,200	1,105,437
*	Articon Integralis AG	14,031	47,543
	Atoss Software AG	3,700	38,383
*	Augusta Technologie AG	2,174	15,890
	Ava Allgemeine Handelsgesellschaft der Verbraucher AG	35,814	2,025,300
	AWD Holding AG	66,316	1,789,878
#	Baader Wertpapier Handelsbank AG	27,351	196,524
	Balda AG	52,208	644,718
*	Basler AG	3,200	45,687
* #	Beate Uhse AG	56,241	396,394
	Bechtle AG	25,498	500,000
	Berliner Elektro Holding AG	22,761	232,854
	Bertrandt AG	9,850	99,068
	Beta Systems Software AG	2,850	33,132
*	Bien-Haus AG	2,400	31,143
	Bilfinger & Berger Bau AG	77,023	3,448,410

5

*	Biolitec AG	8,000	55,095
	Biotest AG	15,382	434,853
* #	BKN International AG	17,600	81,476
*	BMP AG	13,454	36,109
	Boewe Systec AG	7,866	448,523
*	Borussia Dortmund GMBH & Co. KGAA	35,198	108,194
	Bremer Energiekonto AG	14,700	39,827
*	Broadnet Mediascape Communications AG	26,715	101,295
*	CBB Holding AG	102,602	17,661
*	Ce Consumer Electronic AG	43,747	19,599
*	Ceag AG	20,670	191,567
	Cenit AG Systemhaus	7,975	218,842
*	Centrotec Hochleistungskunststoffe AG	13,684	398,521
	Cewe Color Holding AG	9,649	428,330
*	CNV Vermoegensverwaltungs AG	6,625	41,025
#	Comdirect Bank AG	120,666	1,066,369
	Computerlinks AG	5,700	76,415
*	Condomi AG	1,800	2,103
*	COR AG Insurance Technologies	16,018	60,729
*	CTS Eventim AG	29,600	782,319
	Curanum AG	21,500	155,842
* #	D. Logistics AG	54,801	123,953
	DAB Bank AG	103,989	812,154
	Data Modul AG	5,600	60,405
* #	DEAG Deutsche Entertainment AG	33,121	104,314
	Deutsche Euroshop AG	31,890	1,690,749
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	63,813
* #	Deutz AG	143,873	625,583
	Dierig Holding AG	10,500	113,891
	Dis Deutscher Industrie Service AG	18,524	1,072,791
	Douglas Holding AG	85,177	3,197,144
	Dr. Hoenle AG	10,413	110,482
*	Drillisch AG	58,758	326,758
*	Duerr Beteiligungs AG	17,593	331,028
	DVB Bank AG	7,124	1,353,764
*	Easy Software AG	13,167	93,419
	Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	38,566
* #	Elexis AG	14,892	337,711
	Elmos Semiconductor AG	23,218	242,446
	ElreingKlinger AG	6,000	225,601
* #	Em.TV AG	118,273	545,235
*	Emprise Management Consulting AG	24,502	36,935
*	EMS New Media AG	42,609	70,018
*	Epcos AG	131,645	1,633,297
	Erlus Baustoffwerke AG	297	115,164
*	Escada AG	20,520	524,680
	Euwax AG	1,313	44,893
* #	Evotec Biosystems AG	131,267	404,802
#	Fielmann AG	29,181	2,004,081
* #	FJA AG	9,889	44,373
*	FJH AG Issue 05	3,559	15,969
	Fortec Elektronik AG	2,130	117,537
	Freenet.De AG	50,400	1,162,449
	Fuchs Petrolub AG Oel & Chemie	20,079	853,413
*	Geratherm Medical AG	8,513	60,745
	Gerry Weber International AG	30,315	519,142
	Gesco AG	4,520	152,355
	GFK AG	45,483	1,662,669
*	GFT Technologies AG	22,600	67,093
*	GPC Biotech AG	42,199	476,297
	Grenkeleasing AG	16,343	901,569
	Grundstuecks & Baugesellschaft AG	3,567	160,388
	Gwag Bayerische Wohnungs- Aktiengesellschaft AG	3,383	179,484
	Hamborner AG	21,000	784,863
	Hawesko Holdings AG	5,291	203,327
*	Herlitz AG	6,962	44,715
*	Hoeft & Wessel AG	11,847	84,857
*	Hucke AG	11,123	42,607
	Hugo Boss AG	25,100	870,445
	Hutschenreuther AG	2,800	33,342
	Hyrican Informations Systeme AG	4,483	38,363
*	I-D Media AG	9,700	27,876
	IFA Hotel & Touristik AG	7,000	62,906
*	IM International Media AG	61,123	70,622
	Indus Holding AG	17,692	574,676
*	Inka AG Fuer Beteiligungen	30	5,093
*	Innovation in Traffic Systems AG	12,300	88,379

6

	Interseroh AG	12,506	397,204
* #	Intershop Deutschland AG	15,053	18,097
*	Intertainment AG	8,500	8,782
*	Isra Vision Systems AG	4,691	105,039
*	itelligence AG	18,143	45,504
	IVG Immobilien AG	143,237	2,771,325
*	IVU Traffic Technologies AG	18,574	30,336
	Iwka AG	61,169	1,123,509
*	Jack White Productiions AG	10,887	117,365
*	Jenoptik AG	101,045	819,217
	K & S Aktiengesellschaft AG	55,500	3,509,509
	Kampa-Haus AG	10,375	79,830
	Keramag Keramische Werke AG	13,000	932,644
#	Kloeckner-Werke AG	53,211	616,277
* #	Kontron AG	92,611	753,057
	Krones AG	13,526	1,219,329
*	KSB AG	2,387	419,802
	KWS Kleinwanzlebener Saatzucht AG	1,694	1,367,191
*	Leica Camera AG	1,466	9,060
*	Leifheit AG	12,500	336,197
	Leoni AG	112,500	3,553,975
*	Loewe AG	7,100	93,302
*	Loewe AG Issue 05	1,775	23,325
	LPKF Laser & Electronics AG	12,071	84,269
*	Mania Technologie AG	12,670	22,581
	Masterflex AG	4,400	131,347
*	Maxdata AG	32,897	113,178
*	Mediclin AG	50,090	110,485
* #	Medigene AG	20,165	191,602
#	Medion AG	61,027	782,295
*	Mensch und Maschine Software AG	13,843	87,302
#	Mobilcom AG	118,599	2,410,349
*	Mologen AG	14,603	175,122
*	Morphosys AG	10,929	468,496
*	Mosaic Software AG	5,200	8,688
	Muehlabauer Holdings AG & Co. KGAA	11,833	488,501
	MVV Energie AG	59,215	1,228,983
*	MWG Biotech AG	30,700	6,946
	Nemetschek AG	12,386	199,216
*	Neschen AG	5,800	12,030
*	Net AG Infrastructure, Software & Solutions	45,649	74,168
*	Nexus AG	25,033	115,526
	Norddeutsche Affinerie AG	80,492	1,872,002
	Norddeutsche Steingutfabrik AG	5,960	52,692
*	Nordwest Handel AG	3,244	19,025
*	November AG	9,018	36,792
	OHB Technology AG	24,436	214,620
	Oldenburgische Landesbank AG	1,463	89,276
*	Pandatel AG	5,700	5,431
	Paragon AG	22,134	390,724
*	Parsytec AG	16,725	50,853
	PC-Ware Information Technologies AG	6,782	134,167
*	Personal & Informatik AG	5,900	96,251
	Pfeiffer Vacuum Technology AG	18,888	947,809
*	Pfleiderer AG	51,351	1,009,129
*	Pironet NDH AG	14,498	68,354
*	Pixelpark AG	22,213	40,269
*	Plambeck Neue Energien AG	36,500	50,711
*	Plasmaselect AG	30,655	223,914
*	Plenum AG	9,300	13,404
* #	Primacom AG	35,190	263,373
*	Produkte und Syteme der Informationstechnologie AG	28,873	133,649
	Progress-Werk Oberkirch AG	6,250	239,868
*	Pulsion Medical Systems AG	14,442	80,430
*	PVATepla AG	18,750	79,120
* #	Qiagen NV	386,783	4,371,835
* #	QSC AG	124,164	558,985
	Rational AG	15,083	1,683,470
*	Realtech AG	3,650	30,559
	Renk AG	19,400	689,510
* #	REpower Systems AG	8,044	285,550
	Rheinmetall Berlin AG	45,000	2,613,173
	Rhoen-Klinikum AG	48,214	1,806,392
*	Rinol AG	5,900	11,936
*	Rohwedder AG	4,860	64,372
*	Ruecker AG	7,800	48,702
*	S.A.G. Solarstrom AG	16,678	135,972

7

	Sartorius AG	23,323	594,222
	Schlott Sebaldus AG	7,440	254,750
*	Secunet Security Networks AG	8,321	112,534
	Sektkellerei Schloss Wachenheim AG	15,120	196,028
*	Senator Entertainment AG	980	1,939
*	SGL Carbon AG	152,818	2,502,990
	SHB Stuttgarter Finanz - und Beteiligungs AG	18,000	615,435
*	SHS Informationssysteme AG	16,831	55,553
* #	Silicon Sensor International AG	4,630	55,468
* #	Singulus Technologies AG	88,485	1,362,969
	Sinner AG, Karlsruhe	4,160	61,308
*	SinnerSchrader AG	8,412	16,470
	Sixt AG	19,433	495,482
*	SM Wirtschaftsberatungs AG	3,350	24,546
	Software AG	50,561	2,453,158
	Stada Arzneimittel AG	139,858	4,471,945
	Stahl (R.) AG	6,300	185,989
*	Steag Hamtech AG	35,473	100,642
*	Stoehr & Co. AG	16,000	71,683
*	Strabag AG	4,840	381,740
	Stratec Biomedical Systems AG	3,200	165,919
	Sued-Chemie AG	29,146	1,541,477
*	Suess Microtec AG	30,465	176,458
	Synaxon AG	2,462	20,820
	Syskoplan AG	3,300	26,774
	Syzygy AG	18,000	96,881
	Takkt AG	87,707	954,167
*	TDS Informationstechnologie AG	10,411	25,145
*	Techem AG	35,901	1,546,404
	Technotrans AG	13,612	277,744
*	Telegate AG	20,500	408,517
	Teles AG	26,657	213,476
*	Textilgruppe Hof AG	12,170	101,946
*	TFG Venture Capital AG & Co. KGAA	23,262	64,334
*	Tomorrow Focus AG	42,650	105,453
	TTL Information Technology AG	6,400	14,105
*	TV Loonland AG	7,000	18,916
	Umweltbank AG	8,008	116,017
	United Internet AG	92,804	3,299,828
*	United Medical Systems International AG	10,753	76,672
*	Utimaco Safeware AG	30,830	285,344
*	Value Management & Research AG	27,950	163,006
*	Varetis AG	11,100	79,975
*	VBH (Vereinigter Baubeschlag-Handel) AG	9,415	24,276
*	Vereinigte Deutsche Nickel-Werke AG	12,150	4,159
*	Vivacon AG	31,786	1,097,699
	Vossloh AG	25,991	1,404,832
*	W.O.M. World of Medicine AG	19,193	53,319
	Wanderer-Werke AG	7,903	394,134
*	WaveLight Laser Technologies AG	9,102	170,476
*	WCM Beteiligungs AG	440,394	218,274
	Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	82,367
* #	Wire Card AG	168,653	701,411
	Wuerttembergische Lebensversicherung AG	14,627	316,195
	Wuerttembergische Metallwarenfabrik AG	30,330	571,557
*	Zapf Creation AG	7,500	73,314
TOTAL COMMON STOCKS			117,033,851

RIGHTS/WARRANTS — (0.0%)
*	IM International Media AG Rights for bonds 12/08/05	61,123	0
*	IM International Media AG Rights for shares 12/08/05	61,123	0
*	Plambeck Neue Energien AG Rights	54,751	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — GERMANY			117,033,851

SWEDEN — (7.3%)
COMMON STOCKS — (7.3%)
*	Acandofrontec AB Series B	50,800	64,479
* #	Active Biotech AB	58,600	521,943
	Addtech AB Series B	38,900	405,323
*	Alfaskop AB	3,200	317
	Angpannefoereningen AB Series B	10,800	287,284
*	Anoto Group AB	178,833	543,220
	Aros Quality Group AB	7,900	129,105

8

*	Artimplant AB Series B	46,000	46,821
	Axfood AB	73,400	1,916,625
#	Axis AB	76,994	461,004
	Ballingslov International AB	19,300	343,301
	Beiger Electronics AB	11,700	170,603
	Beijer AB Series B	11,700	252,988
	Beijer Alma AB Series B	12,400	298,008
	Bergman & Beving AB Series B	36,200	463,447
	Biacore International AB	11,150	285,875
	Bilia AB Series A	116,725	2,089,752
	Billerud AB	74,000	876,160
*	BioGaia AB Series B	31,000	67,160
*	Boliden AB	613,400	3,838,160
*	Bong Ljungdahl AB	13,000	91,401
*	Boras Waefveri AB Series B	8,600	42,542
* #	Boss Media AB	73,700	211,943
*	Capio AB	183,100	3,225,193
	Capona AB	25,400	391,847
	Cardo AB	47,100	1,063,223
	Castellum AB	94,000	3,419,904
	Clas Ohlson AB Series B	65,750	1,269,205
	Cloetta AB Series B	22,250	632,718
	Concordia Maritime AB Series B	52,800	266,724
*	Consilium AB Series B	5,246	22,493
	D. Carnegie & Co. AB	98,300	1,380,649
*	Doro AB Series A	400	1,341
*	Duroc AB Series B	2,700	7,350
	Elekta AB Series B	174,000	2,613,876
	Elverket Vallentuna AB	8,650	54,041
*	Enea Data AB Series B	657,000	386,812
	Eniro AB	288,700	3,139,633
	Expanda AB	6,547	38,501
	Fabege AB	164,145	2,769,148
	Fagerhult AB	14,100	237,052
* #	Framtidsfabriken AB	1,946,000	218,604
	Getinge AB	20,000	256,891
	Geveko AB Series B	8,300	198,082
* #	Glocalnet AB	253,500	114,153
#	Gunnebo AB	57,600	516,824
*	Gunnebo Industrier AB	10,000	138,720
	Haldex AB	49,100	887,589
	Heba Fastighets AB Series B	13,500	216,902
	Hexagon AB	10,716	281,063
	Hiq International AB	68,889	354,247
	HL Display AB Series B	6,000	90,809
	Hoganas AB Series B	46,400	951,735
*	IBS AB Series B	131,200	359,079
*	Industrial & Financial Systems AB Series B	297,600	311,165
*	Intentia International AB Series B	171,420	567,755
*	Intrum Justitia AB	115,700	1,015,336
*	Invik and Co. AB Series B	15,540	135,673
*	JM AB	59,800	2,603,610
	Kinnevik Investment AB	70,000	561,790
*	Klippans Finpappersbruk AB	5,800	11,042
	Klovern AB	189,976	533,587
	Kungsleden AB	94,000	2,734,715
	Lagercrantz Group AB Series B	45,800	147,068
*	LB Icon AB	25,730	181,102
	Lennart Wallenstam Byggnads AB Class B	87,800	961,139
	Lindex AB	27,100	1,408,682
	Ljungberg Gruppen AB Series B	3,800	92,434
*	Lundin Mining Corp.	4,322	52,772
*	Lundin Petroleum AB	195,000	1,977,205
*	Mandator AB	330,520	72,626
*	Meda AB Issue 05 Series A	44,750	584,656
#	Meda AB Series A	67,125	884,626
*	Medivir Series B	10,650	70,147
*	Micronic Laser Systems AB	78,200	950,857
* #	Munters AB	40,950	1,001,063
	Naerkes Elektriska AB Series B	6,150	98,782
	NCC AB Series B	118,100	2,075,509
	Nefab AB	20,400	128,244
*	Net Insight AB Series B	869,000	251,875
	New Wave Group AB Series B	41,600	394,550
#	Nibe Industrier AB	25,900	682,261
#	Nobia AB	108,200	1,890,809
	Nolato AB Series B	42,840	401,020

9

	Observer AB	161,556	569,709
	OEM International AB Series B	7,100	133,272
*	OMX AB	180,500	2,341,598
	Orc Software AB	20,100	196,076
*	Ortivus AB	23,007	99,794
	Partnertech AB	16,400	187,934
	PEAB AB Series B	105,200	1,289,514
*	Pergo AB	80,800	380,296
	Poolia AB Series B	18,150	87,605
	Prevas AB Series B	16,000	38,836
*	Pricer AB Series B	1,391,500	161,381
*	Proact It Group AB	22,500	62,659
*	Proffice AB	113,800	198,560
	Profilgruppen AB	4,000	32,766
	Protect Data AB	20,300	337,968
* #	PyroSequencing AB	51,940	62,836
#	Q-Med AB	34,000	954,144
*	Readsoft AB Series B	40,800	151,564
	Rederi AB Transatlantic Series B	83,600	329,002
#	Rottneros Bruk AB	366,600	302,847
	Salus Ansvar AB Series B	12,900	55,887
	Sardus AB	11,200	127,540
*	Scribona AB Series A	40,100	88,890
*	Scribona AB Series B	56,300	126,559
*	Semcon AB	32,900	227,860
* #	Sigma AB Series B	25,800	37,175
*	Sintercast AB	8,200	88,647
*	Skanditek Industrifoervaltnings AB	63,975	276,683
	Skistar AB	27,000	666,245
	SSAB Swedish Steel Series A	10,000	320,804
*	Studsvik AB	9,900	245,000
	Sweco AB Series B	23,450	553,650
* #	Switchcore AB	185,784	32,035
*	Teleca AB Series B	79,400	376,089
* #	Telelogic AB	510,200	1,206,104
*	Teligent AB	33,200	113,038
*	Ticket Travel Group AB	27,152	51,713
	Trelleborg AB Series B	202,600	3,354,580
	TV 4 AB Series A	22,200	555,090
	Uniflex AB Series B	3,630	26,014
	VBG AB Series B	271	8,115
*	Vitrolife AB	36,000	109,605
*	Wedins Skor & Accessoarer AB	18,900	123,664
	Westergyllen AB Series B	8,600	74,922
*	Wihlborgs Fastigheter AB	32,829	723,081
	Wilh. Sonesson AB Series A	4,160	13,909
	Wilh. Sonesson AB Series B	4,160	13,876
#	WM-data AB Series B	769,600	2,322,242
	Xponcard Group AB	5,200	126,951
TOTAL COMMON STOCKS			81,658,298

RIGHTS/WARRANTS — (0.0%)
*	Glocalnet AB Rights 12/14/05	253,500	0

TOTAL — SWEDEN			81,658,298

NETHERLANDS — (7.2%)
COMMON STOCKS — (7.2%)
	Aalberts Industries NV	64,707	3,236,246
#	Accell Group NV	25,437	615,194
	AFC Ajax NV	14,218	147,516
	Airspray NV	11,668	287,611
	AM NV	169,513	1,990,740
	Amsterdam Commodities NV	40,800	162,134
	Arcadis NV	30,060	911,750
* #	ASM International NV	120,396	1,739,405
*	Atag Group NV	4,630	1,583
	Athlon Holding NV	34,250	843,422
	Batenburg Beheer NV	3,000	148,606
*	Begemann Groep NV	11,909	55,348
*	Begemann Groep NV Series B	13,451	2,084
	Beter Bed Holding NV	16,952	539,319
	Boskalis Westminster NV	65,442	3,775,311
	Brunel International NV	62,641	1,235,252
	Buhrmann NV	252,113	3,330,049

10

	Crown Van Gelder NV	12,000	253,620
* #	Crucell NV	94,585	2,500,627
	DOCdata NV	3,025	21,457
* #	Draka Holding NV	29,614	449,224
*	Econosto NV	32,113	122,833
	Eriks Group NV	22,542	826,703
	Exact Holding NV	53,091	1,543,638
	Fornix Biosciences NV	8,767	208,713
	Gamma Holding NV	15,705	663,498
#	Getronics NV	341,904	4,110,904
	Grolsche NV	32,100	822,180
	Grontmij NV	7,109	495,214
* #	Hagemeyer NV	1,576,607	4,356,507
	Heijmans NV	69,723	3,103,689
*	Hitt NV	3,955	32,762
	ICT Automatisering NV	16,982	283,750
	Imtech NV	50,634	1,656,693
* #	Jetix Europe NV	95,635	1,591,689
	Kas Bank NV	42,888	909,504
* #	Kendrion NV	262,772	489,291
	Koninklijke Bam Groep NV	52,841	4,719,781
*	Koninklijke Frans Maas Groep NV	12,349	454,380
	Koninklijke Ten Cate NV	16,195	1,631,086
	Koninklijke Vopak NV	63,951	1,868,022
* #	Laurus NV	105,206	369,657
	MacIntosh NV	15,590	784,690
*	Maverix Capital NV	1,500	67,203
	Nederlandsche Apparatenfabriek NV	14,000	456,508
	Nutreco Holding NV	82,141	3,530,222
	Oce NV	247,116	3,517,749
	OPG Groep NV Series A	35,113	2,381,467
*	Ordina NV	91,597	1,551,738
* #	Pharming Group NV	192,100	822,924
*	Punch Technix NV	2,284	32,901
	Reesink NV	2,050	182,303
	Roto Smeets de Boer NV	2,640	142,364
*	Samas-Groep NV	32,988	284,657
*	Seagull Holding NV	6,767	20,739
* #	Semiconductor Industries NV	89,295	427,146
#	Sligro Food Group NV	47,787	1,848,343
	Smit Internationale NV	20,578	1,207,931
	Stern Groep NV	1,236	44,476
	Stork NV	86,944	3,269,210
	Telegraaf Media Groep NV	46,153	1,031,981
*	Textielgroep Twenthe NV	1,000	2,948
*	Tulip Computers NV	150,799	35,425
	Twentsche Kabel Holding NV	18,244	778,733
*	Unit 4 Agresso NV	36,020	563,945
	United Services Group NV	49,652	1,881,354
	Univar NV	47,480	1,954,103
	Van der Moolen Holding NV	69,136	376,555
	Wegener Arcade NV	70,830	835,325

TOTAL — NETHERLANDS			80,539,932

ITALY — (6.0%)
COMMON STOCKS — (6.0%)
*	A.S. Roma SpA	29,265	17,507
	Acea SpA	163,000	1,637,403
	Acegas SpA	37,981	343,604
* #	Actelios SpA	25,801	429,260
	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	150,444	991,742
#	Aem Torino SpA	507,240	1,234,754
	Aeroporto de Firenze SpA	6,000	98,748
* #	Alitalia Linee Aeree Italiane SpA	123,532	136,242
	Amplifon SpA	18,242	1,097,716
	Astaldi SpA	131,842	713,294
	Azienda Mediterranea Gas e Acqua SpA	360,014	719,819
#	Banca Finnat Euramerica SpA	532,000	729,664
#	Banca Ifis SpA	21,286	260,647
	Banca Intermobiliare di Investimenti e Gestoni SpA	132,998	1,208,654
	Banca Popolare Dell’etruria e Del Lazio Scrl	127,646	2,171,875
	Banca Profilo SpA	114,243	278,652
#	Banco di Desio e della Brianza SpA	109,105	764,453
	Banco Piccolo Valellinese Scarl SpA	204,100	2,632,484
*	Beghelli SpA	142,000	100,665

11

	Benetton Group SpA	8,444	94,220
	Beni Stabili SpA, Roma	1,309,500	1,244,969
	Biesse SpA	23,482	182,158
	Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma	9,675	373,160
	Brembo SpA	74,782	563,545
	Buzzi Unicem SpA	21,076	321,993
	Caltagirone Editore SpA	132,868	1,100,272
	Caltagirone SpA	178,399	1,507,365
	CAMFIN (Cam Finanziaria) SpA	36,527	78,301
	Carraro SpA	36,982	147,033
	Cementir Cementerie del Tirreno SpA	249,704	1,331,673
	Centrale del Latte di Torino & Co. SpA	6,216	32,956
	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,525,092
*	Cirio Finanziaria SpA	175,000	35,900
#	Class Editore SpA	83,868	161,505
*	Coats Cucirini SpA	30,000	41,530
*	Compagnia Immobiliare Azionaria SpA	44,000	8,524
#	Credito Artigiano SpA	114,446	442,183
#	Credito Bergamasco SpA	6,102	187,553
	Cremonini SpA	135,428	322,997
*	CSP International Industria Calze SpA	10,000	11,819
#	Danieli & C.Officine Meccaniche SpA	66,500	494,508
	Davide Campari - Milano SpA	275,990	1,838,054
#	De Longhi SpA	139,386	386,491
* #	Ducati Motor Holding SpA	139,786	168,639
	Emak SpA	27,000	152,836
* #	EnerTad SpA	90,302	309,651
	Ergo Previdenza SpA	95,165	552,327
	Esprinet SpA	37,000	345,104
#	Fiera Milano SpA	13,699	146,508
*	Fin.Part SpA	133,481	23,370
*	Finarte Casa d’Aste SpA (Milano)	56,266	52,875
* #	Finmatica SpA	35,900	96,461
	Gabetti Holding SpA	55,000	226,675
	Gefran SpA	11,000	61,030
* #	Gemina SpA	552,688	1,326,550
#	Gewiss SpA	221,700	1,273,215
*	Giovanni Crespi SpA	49,200	50,621
	Granitifiandre SpA	33,237	285,041
	Gruppo Ceramiche Ricchetti SpA	41,000	83,165
	I Grandi Viaggi SpA	28,100	45,295
*	Immobiliare Lombardia SpA	809,522	192,296
#	Immsi SpA	373,100	946,425
*	Impregilo SpA	716,398	2,335,226
	Industria Macchine Automatique SpA	33,671	358,678
	Industria Romagnola Conduttori Elettrici SpA	17,500	57,824
*	Intek SpA	248,462	212,640
	Interpump Group SpA	87,412	603,738
*	ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	327,004
	Italmobiliare SpA, Milano	20,975	1,346,424
* #	Juventus Footbal Club SpA	98,000	152,757
	La Doria SpA	22,000	66,187
	Lavorwash SpA	10,000	34,633
	Linificio e Canapificio Nazionale SpA	28,995	96,377
	Maffei SpA	52,500	120,392
#	Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	569,614
#	Mariella Burani Fashion Group SpA	26,077	380,897
*	Meliorbanca SpA	90,667	349,274
#	Merloni Elettrodomestici SpA	155,000	1,503,047
	Mirato SpA	15,291	143,936
	Monrif SpA	150,000	214,395
*	Montefibre SpA	143,130	51,709
	Navigazione Montanari SpA	110,917	422,250
*	Negri Bossi SpA	13,700	22,429
*	NGP SpA	17,891	7,383
*	Olidata SpA	28,426	31,468
*	Opengate Group SpA	4,000	9,008
*	Pagnossin SpA	9,000	7,613
*	Partecipazioni Italiane SpA	41,062	13,749
#	Permasteelisa SpA	43,315	641,033
#	Pininfarina SpA	31,285	991,917
	Pirelli & C.Real Estate SpA	9,600	536,142
#	Poligrafici Editoriale SpA	132,000	243,249
	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	383,912	866,235
	Premuda SpA	189,179	371,205
*	Ratti SpA	45,644	29,978
	Recordati SpA	234,576	1,643,618

12

*	Reno de Medici SpA, Milano	332,210	261,138
*	Richard-Ginori 1735 SpA	140,800	84,632
	Risanamento Napoli SpA	304,043	1,319,657
	Sabaf SpA	9,200	190,908
	SAES Getters SpA	15,386	370,715
*	Schiapparelli 1824 SpA, Milano	1,322,152	80,084
* #	Seat Pagine Gialle SpA, Torino	1,927,737	1,085,719
*	Sirti SpA	29,967	85,396
	SISA (Societa Imballaggi Speciali Asti SpA)	65,000	201,254
*	SNIA SpA	227,590	25,885
* #	Societa Partecipazioni Finanziarie SpA	131,839	108,615
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,327,396
	Socotherm SpA	29,770	321,222
	Sogefi SpA	182,500	1,039,736
	Sol SpA	81,830	386,762
* #	Sorin SpA	452,327	856,905
*	STA Metallurgica Italiana SpA	282,640	139,280
	Stefanel SpA	54,400	255,873
	Targetti Sankey SpA	14,500	80,077
*	Tecnodiffusione Italia SpA	3,332	7,857
* #	Tiscali SpA	371,735	1,288,419
#	Tod’s Group SpA	30,476	1,908,621
	Trevi-Finanziaria Industriale SpA	52,400	219,712
* #	Valentino Fashion Group SpA	138,000	3,322,386
*	Vemer Siber Group SpA	46,000	19,683
*	Viaggi del Ventaglio SpA	58,380	65,064
	Vianini Industria SpA	52,520	190,788
	Vianini Lavori SpA	180,752	1,758,172
	Vittoria Assicurazioni SpA	51,500	572,151
*	Zucchi (Vincenzo) SpA	144,350	531,541

TOTAL — ITALY			67,206,745

GREECE — (4.6%)
COMMON STOCKS — (4.6%)
*	A. Cambas Holding & Real Estate S.A.	63,357	151,205
*	Aegek S.A.	143,725	110,970
*	Agrotiki Insurance S.A.	34,455	133,943
	Aktor Technical Co. S.A.	196,380	701,469
	Alco Hellas ABEE S.A.	38,730	56,351
*	Alfa Alfa Energy S.A.	3,810	6,244
*	Alfa-Beta Vassilopoulos S.A.	17,022	219,116
*	Alisida S.A.	2,160	5,709
	Allatini Industrial & Commercial Co.	24,130	36,720
*	Alte Technological Co. S.A.	85,048	7,966
*	Altec Information & Communication Systems S.A.	80,278	80,701
	Alumil Milonas S.A.	27,516	90,538
*	Aluminum of Attica S.A.	104,982	23,517
	Anek Lines S.A.	171,271	231,366
	Arcadia Metal Industry C. Rokas S.A.	31,219	382,628
	AS Co. S.A.	25,370	32,721
*	Aspis Bank S.A.	115,344	474,957
*	Aspis Pronia General Insurance S.A.	56,470	46,428
*	Astir Palace Vouliagmenis S.A.	58,560	423,424
	Athens Medical Center S.A.	112,364	363,582
	Athens Water Supply & Sewage Co. S.A.	53,245	447,317
	Atlantic Super Market S.A.	24,406	50,651
	Attica Holdings S.A.	177,274	724,593
	Attica Publications S.A.	16,674	61,202
	Atti-Kat S.A.	147,934	98,524
	Autohellas S.A.	44,980	189,484
	Babis Vovos S.A.	50,982	812,460
*	Balafas Construction Holdings S.A.	15,200	3,405
*	Bank of Attica S.A.	115,721	707,066
	Bank of Greece	43,172	4,791,763
	Benrubi S.A.	11,121	53,340
	Betanet S.A.	11,220	45,412
*	Bitros Holdings S.A.	19,302	45,319
	Blue Star Maritime S.A.	168,190	253,097
	Byte Computers S.A.	17,230	47,130
	Chipita S.A.	94,032	331,112
*	Compucon Computer Applications S.A.	11,260	5,265
	Computer Peripherals International S.A.	9,110	8,340
	Cyclon Hellas S.A	18,131	16,371
	Daios Plastics S.A.	16,350	111,752
	Delta Holdings S.A.	33,747	405,859

13

	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	176,123
	Dionic S.A.	13,336	10,024
	Domiki Krittis S.A.	17,730	12,449
*	Dromeas S.A.	5,200	8,319
*	Dynamic Life S.A.	16,440	10,467
	Edrasi Psalllidas Technical Co. S.A.	31,108	24,487
	Egnatia Bank S.A.	161,747	764,542
	El. D. Mouzakis S.A.	31,653	21,786
	Elais Oleaginous Production S.A.	16,707	373,752
*	Elbisco Holding S.A.	56,000	323,960
	Elektrak S.A.	20,450	41,622
	Elektroniki of Athens S.A.	21,560	83,126
*	Elephant S.A.	26,310	2,503
	Elgeka S.A.	18,590	47,713
	Elmec Sport S.A.	75,336	159,533
*	Elton S.A.	18,640	15,958
*	Empedos S.A.	15,974	1,507
	ETEM S.A. Light Metals Industry	37,502	61,438
*	Ethniki General Insurance Co. S.A.	178,148	941,893
*	Etma Rayon S.A.	11,242	22,525
*	Euro Reliance General Insurance	14,830	23,611
	Eurodrip S.A.	11,620	23,158
	Euromedica S.A.	33,300	65,711
*	European Technical S.A.	32,750	8,881
	Everest S.A.	30,730	56,649
	Evrofarma S.A.	9,500	13,964
	F.G. Europe SA Common Registered Shares	4,536	15,677
*	Fanco S.A.	10,110	2,356
*	Forthnet S.A.	17,510	148,984
	Fourlis S.A.	74,690	752,163
	Frigoglass S.A.	49,990	400,034
	G.Polyhronos S.A.	10,580	9,084
	Galaxidi Fish S.A.	12,940	9,707
	General Commercial & Industry SA	24,060	18,608
*	General Hellenic Bank	65,894	688,011
	Germanos S.A.	150,280	2,428,144
	Goody’s S.A.	17,740	206,702
	Halkor S.A.	121,226	230,365
	Hatziioannou S.A.	44,200	45,075
	Hellas Can Packaging Manufacturers S.A.	27,902	209,987
*	Hellenic Cables S.A.	26,908	40,263
	Hellenic Duty Free Shops S.A.	80,020	1,355,073
	Hellenic Fabrics S.A.	17,110	56,223
	Hellenic Sugar Industry S.A.	35,750	140,542
	Hellenic Technodomiki S.A.	295,207	1,451,345
	Heracles General Cement Co.	93,293	994,008
	Hermes Real Estate S.A.	88,484	456,796
*	Hippotour S.A.	13,891	12,932
	Hyatt Regency S.A.	130,260	1,516,405
	Iaso S.A.	131,810	494,047
	Iktinos Hellas S.A.	6,500	9,269
	Inform P. Lykos S.A.	24,710	127,933
*	Informatics S.A.	3,778	1,367
*	Intersat S.A.	19,392	8,002
	Intertech S.A.	12,236	36,317
	Intracom Constructions S.A.	40,220	43,482
	Intracom S.A.	278,176	1,616,522
*	Ionian Hotel Enterprises S.A.	16,754	181,923
*	Ipirotiki Software & Publications S.A.	22,110	50,548
*	J Boutaris & Son Holding S.A.	28,150	22,022
	J&P-Avax S.A.	100,626	431,093
	Kalpinis - N. Simos Steel Service Center	12,432	41,721
	Karelia Tobacco Co., Inc. S.A.	2,160	145,966
	Kathimerini S.A.	21,240	152,154
	Katselis Sons S.A.	18,000	58,947
	Kego S.A.	21,670	30,644
*	Kekrops S.A.	4,254	51,007
*	Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	8,859
*	Klonatex Group S.A. Bearer Shares	20,351	14,822
	Kordellou Brothers S.A.	12,300	17,869
	Lambrakis Press S.A.	118,587	410,472
	Lampsa Hotel Co.	39,501	288,822
*	Lan-Net S.A.	65,009	88,449
	Lavipharm S.A.	39,294	41,148
	Lazarides Vineyards S.A.	18,326	23,794
*	Logic Dis S.A.	129,140	61,954
*	Loulis Mills S.A.	15,382	28,682

14

	Mailis (M.J.) S.A.	113,544	432,054
*	Maritime Company of Lesvos S.A.	92,259	32,528
*	Maxim S.A.	16,360	5,510
	Medicon Hellas S.A.	2,860	12,258
*	Mesochoritis Bros. Construction Co. S.A.	23,700	10,558
	Metka S.A.	64,440	613,639
	Michaniki S.A.	123,415	265,455
	Minerva Knitwear SA	5,140	6,089
	Minoan Lines S.A.	179,999	654,215
	MLS Multimedia S.A.	8,300	8,476
	Mochlos S.A.	196,609	64,708
	Motor Oil (Hellas) Corinth Refineries S.A.	343,240	7,461,653
*	Multirama S.A.	6,740	51,170
	Mytilineos Holdings S.A.	83,930	1,591,846
	N. Levederis S.A.	8,355	7,225
	N.B.G. Real Estate Development Co.	163,170	827,282
*	Naoussa Spinning Mills S.A.	76,407	16,080
	Naytemporiki S.A.	26,080	40,467
	Neochimiki Lv Lavrentiadis S.A.	70,050	411,028
*	Neorion-Syro’s Shipyards S.A.	27,210	40,048
	Newsphone Hellas Audiotex S.A.	55,010	215,482
*	Nexans Hellas S.A.	3,003	5,338
	Nikas S.A.	25,287	138,553
	Notos Com.Holdings S.A.	99,854	392,288
	Pantechniki S.A.	50,460	82,433
*	Pegasus Publishing & Printing S.A.	58,590	126,484
	Persefs S.A. Health Care	23,592	17,519
	Petros Petropoulos S.A.	7,360	45,744
*	Petzetakis S.A.	32,935	55,747
*	Pilias S.A.	103,584	29,377
	Pipeworks L. Girakian Profil S.A.	11,730	14,248
	Piraeus Leasing S.A.	5,765	42,890
*	Prodeftiki Technical Co.	32,257	8,344
*	Promota Hellas S.A.	8,860	4,668
	Rilken S.A.	1,982	9,548
*	Sanyo Hellas S.A.	118,401	137,838
	Sarantis S.A.	54,030	440,526
	Sato S.A.	28,850	48,587
*	Selected Textile Industry Assoc. S.A.	44,649	21,406
	Sfakianakis S.A.	13,390	66,728
*	Sheet Steel S.A.	25,850	5,767
*	Shelman Hellenic-Swiss Wood S.A.	38,042	62,726
	Silver and Baryte Ores Mining Co. S.A.	42,861	409,033
	Spyroy Agricultural House S.A.	40,278	52,281
*	Stabilton S.A.	27,530	2,597
	Technical Olympic S.A.	238,420	1,316,757
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,444
	Teletypos S.A. Mega Channel	40,647	179,688
	Terna Tourist Technical & Maritime S.A.	63,180	448,276
*	Themeliodomi S.A.	37,422	16,278
	Thrace Plastics Co. S.A.	59,640	98,453
	Uncle Stathis S.A.	10,999	75,207
	Unisystems S.A.	41,820	84,833
	Vardas S.A.	13,780	31,125
*	Varvaressos S.A. European Spinning Mills	7,200	3,898
*	Veterin S.A.	18,984	19,367
	Viohalco S.A.	359,185	2,503,318
	Vioter S.A.	80,590	92,005
*	Vis Container Manufacturing Co.	4,259	10,349
*	Zampa S.A.	830	9,592
TOTAL COMMON STOCKS			51,642,068

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	13,031

TOTAL — GREECE			51,655,099

NORWAY — (3.8%)
COMMON STOCKS — (3.8%)
* #	Acta Holding ASA	289,000	619,388
#	Aker Yards ASA	28,121	1,183,613
	Aktiv Kapital ASA	57,017	808,923
	Arendals Fosse Kompani ASA	100	12,969
*	Blom ASA	38,367	193,724
	Bonheur ASA	16,850	1,336,754

15

*	Consorte Group ASA	15,000	20,018
*	Corrocean ASA	19,321	9,833
	Det Norske Oljeselskap ASA	382,576	1,837,846
	DOF ASA	97,006	430,201
#	EDB Elektronisk Data Behandling ASA	149,417	1,083,529
	Ekornes ASA	56,490	1,008,882
* #	Eltek ASA	71,042	1,094,926
	Expert ASA	49,850	497,977
	Farstad Shipping ASA	60,790	808,627
* #	Fast Search & Transfer ASA	256,000	861,869
* #	Fjord Seafood ASA	1,223,483	853,531
	Ganger Rolf ASA	12,090	886,422
	Gresvig ASA	4,590	30,954
	Home Invest ASA	15,077	0
*	Ignis ASA	394,282	58,629
*	Independent Oil Tools ASA	75,603	24,681
	Itera Consulting Group ASA	113,000	59,322
#	Kongsberg Gruppen ASA	49,500	920,525
*	Kverneland ASA	16,160	179,526
	Leroy Seafood Group ASA	50,800	469,396
* #	Merkantildata ASA	320,521	79,121
	Natural ASA	10,143	43,641
* #	Nera ASA	215,253	457,972
*	Nordic Semiconductor ASA	51,200	432,237
* #	Northern Offshore, Ltd.	471,400	231,722
* #	Ocean Rig ASA	178,531	1,914,958
	Odfjell ASA Series A	91,700	1,755,292
	Olav Thon Eiendomsselskap ASA	8,320	582,457
* #	Opticom ASA	16,200	434,905
*	Otrum ASA	17,800	73,177
	P4 Radio Hele Norge ASA	32,200	123,620
*	Petrolia Drilling ASA	370,000	105,033
* #	Photocure ASA	26,690	210,919
	Prosafe ASA	88,380	3,145,309
*	Q-Free ASA	56,000	165,093
	Rieber and Son ASA Series A	72,054	528,951
*	Scana Industrier ASA	166,000	97,694
* #	Sinvest ASA	126,520	1,073,538
* #	Software Innovation ASA	35,943	109,450
	Solstad Offshore ASA	54,100	715,778
* #	Sparebk Midt-Norge	106,000	1,140,085
#	Steen and Stroem ASA	19,512	596,637
*	Synnove Finden ASA	8,200	41,632
#	Tandberg ASA Series A	217,280	1,906,179
*	Tandberg Data ASA	87,130	135,876
*	Tandberg Storage ASA	48,450	39,219
*	Tandberg Television ASA	141,630	1,717,808
*	Telecomputing ASA	72,463	151,212
*	Tgs-Nopec Geophysical Co. ASA	58,210	2,221,734
#	Tomra Systems ASA	461,928	3,227,340
*	TTS Marine ASA	21,000	99,318
*	Tybring-Gjed ASA	235,146	215,313
#	Veidekke ASA	36,446	1,040,448
	Visma ASA	64,493	886,095
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	1,969,401
TOTAL COMMON STOCKS			42,961,229

RIGHTS/WARRANTS — (0.0%)
*	Kverneland ASA Rights 12/19/05	3,949	0

TOTAL — NORWAY			42,961,229

DENMARK — (3.8%)
COMMON STOCKS — (3.8%)
*	Almindelig Brand A.S.	28,360	1,127,416
	Amagerbanken A.S.	4,754	864,658
#	Ambu International A.S. Series B	7,460	124,948
	Amtssparekassen Fyn A.S.	2,343	487,687
	Arkil Holdings A.S. Series B	270	36,171
*	Auriga Industries A.S. Series B	18,100	491,408
#	Bang & Olufsen Holding A.S. Series B	25,687	2,371,640
* #	Bavarian Nordic A.S.	4,930	352,693
*	Brodrene Hartmann A.S. Series B	5,865	142,798
*	Brondbyernes I.F. Fodbold A.S. Series B	4,000	49,229
	Bryggerigruppen A.S.	8,515	645,566

16

	Christian Hansen Holding A.S. Series B	15,055	1,390,065
	Codan A.S.	14,500	760,892
	Dalhoff, Larsen & Hornemann A.S. Series B	1,370	162,616
#	Dampskibsselsk Torm A.S.	49,460	2,297,967
	Dantherm Holding A.S.	9,100	168,346
	Danware A.S.	4,185	77,538
*	Denka Holding A.S.	250	45,365
	DFDS A.S., Copenhagen	11,760	670,962
	DiskontoBanken A.S.	1,353	363,858
	East Asiatic Co., Ltd.	37,723	3,410,364
	Edb Gruppen A.S.	3,230	122,081
#	F L Smidth & Co. A.S.	73,180	2,061,025
*	Fimiston Resources & Technology, Ltd.	2,600	63,747
	Fluegger A.S. Series B	2,913	284,407
	Forstaedernes Bank A.S.	9,322	935,315
*	Genmab A.S.	28,629	581,206
*	Glostrup Plade Vaerksted Industri A.S.	1,700	61,264
	Glunz & Jensen A.S.	2,870	36,454
#	H&H International A.S. Series B	1,140	216,201
*	Hadsten Bank A.S.	555	120,622
	Harboes Bryggeri A.S.	5,750	218,709
	Hedegaard (Peder P.) A.S.	660	61,510
	Hojgaard Holding A.S. Series B	2,500	96,761
* #	IC Co. A.S.	3,510	166,208
*	Incentive A.S.	3,575	10,462
	Kjobenhavns Sommer Tivoli A.S.	580	257,600
	Koebenhavns Lufthavne A.S.	8,910	2,790,991
	Lan & Spar Bank A.S.	3,400	184,530
*	Lastas A.S. Series B	4,600	52,903
	Lollands Bank A.S.	750	37,472
*	Maconomy A.S.	6,000	8,450
* #	Neurosearch A.S.	9,160	253,228
	NKT Holding A.S.	46,745	1,949,317
	Nordjyske Bank A.S.	1,725	398,049
	Norresundby Bank A.S.	535	239,675
*	NTR Holdings A.S.	1,130	17,250
	Oestjydsk Bank	1,200	168,735
	Per Aarsleff A.S. Series B	2,320	163,407
*	Pharmexa A.S.	12,940	45,900
	Ringkjobing Bank	2,945	287,437
#	Ringkjobing Landbobank	2,890	1,279,667
	Rockwool A.S.	24,520	2,111,289
*	RTX Telecom A.S.	9,200	164,142
	Salling Bank A.S.	750	96,051
	Sanistal A.S. Series B	2,686	252,458
* #	SAS Danmark A.S.	34,300	392,743
	Satair A.S.	3,550	128,106
	Schouw & Co. A.S.	15,485	518,685
*	SDC Dandisc A.S.	6,000	58,948
#	Simcorp A.S.	7,640	736,026
	Sjaelso Gruppen A.S.	3,888	894,543
	Skjern Bank A.S.	2,030	199,197
*	Sondagsavisen A.S.	21,165	207,097
	Spar Nord Bank A.S.	7,505	1,106,448
	Sparbank Vest A.S.	7,985	485,333
	Sparekassen Faaborg A.S.	661	287,010
	Sydbank A.S.	81,720	1,892,880
#	Thrane & Thrane A.S.	5,258	195,560
* #	TK Development	23,478	303,795
*	Topdanmark A.S.	28,300	2,308,405
	Treka A.S.	8,498	199,760
	Vestfyns Bank A.S.	340	46,259
	Vestjysk Bank A.S.	12,995	518,816
	VT Holdings Shares B	3,130	148,749

TOTAL — DENMARK			42,465,070

SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
#	Abengoa SA	89,300	1,326,863
	Adolfo Dominguez SA	7,041	254,537
* #	Amper SA	56,800	525,388
* #	Avanzit SA	17,275	27,187
* #	Azkoyen SA	52,500	417,194
*	Azkoyen SA Issue 05	2,100	16,688
	Banco de Andalucia SA	9,800	872,713

17

	Banco de Credito Balear SA	35,424	993,306
#	Banco Guipuzcoano SA	103,414	2,255,340
*	Baron de Ley SA	7,980	392,239
	Bodegas Riojanas SA	3,373	35,531
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	767,914
#	Campofrio Alimentacion SA	92,800	1,497,947
	Cementos Portland SA	16,881	1,324,800
#	Compania de Distribucion Integral Logista SA	29,600	1,441,339
	Compania Vinicola del Norte de Espana SA	15,600	220,942
	Coporacion Financiera Reunida SA	21,703	326,452
*	Dogi International Fabrics SA	20,913	116,060
	Duro Felguera SA	10,860	210,123
	Electnor SA	91,500	1,382,192
* #	Ercros SA	1,103,370	1,186,321
*	Espanola del Zinc SA	29,250	63,453
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	199,931	1,211,884
#	Faes Farma SA	64,158	1,236,790
*	Federico Partenina SA	1,190	10,298
#	Funespana SA	19,671	208,624
	Grupo Catalana Occidente SA	22,301	1,953,423
#	Grupo Empresarial Ence SA	25,593	781,794
	Hullas del Coto Cortes	8,666	95,055
	Iberpapel Gestion SA	24,657	476,534
	Inbesos SA	8,050	94,369
	Indo Internacional SA	37,172	304,807
	Inmobiliaria del Sur SA	457	91,177
#	Inmobiliaria Urbis SA	80,282	1,505,079
*	La Seda de Barcelona SA Issue 05	22,864	57,203
	Lingotes Especiales SA	22,080	142,418
* #	LSB (La Seda de Barcelona SA) Series B	32,010	80,085
* #	Mecalux SA	13,929	366,974
	Miquel y Costas y Miquel SA	8,512	245,452
#	Natra SA	14,979	125,406
*	Natra SA Issue 05	4,993	41,802
* #	Natraceutical SA	384,137	492,301
*	Nicolas Correa SA	15,750	88,271
	Obrascon Huarte Lain SA	82,347	1,168,438
	Pescanova SA	26,443	768,743
	Prim SA	9,430	238,349
*	Prim SA Issue 05	943	23,835
	Prosegur Cia de Seguridad SA	58,221	1,408,249
* #	Service Point Solutions SA	28,674	75,582
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	60,587	201,407
#	Sol Melia SA	112,700	1,378,643
#	SOS Cuetara SA	96,714	1,212,987
	Tavex Algodonera SA	35,138	124,983
* #	Tecnocom Telecomunicaciones y Energia SA	13,341	93,495
#	Tele Pizza SA	417,825	861,385
	Transportes Azkar, SA	35,477	324,312
	Tubacex SA	277,869	1,231,715
	Tubos Reunidos SA	37,398	413,089
	Unipapel SA	44,264	979,783
#	Uralita SA	338,493	1,523,658
*	Urbanizzciones y Transportes SA	26,261	40,350
	Vidrala SA, Alava	47,040	1,081,726
	Viscofan Industria Navarra de Envolturas Celulosicas SA	97,492	1,108,339
#	Zeltia SA	384,496	2,794,642
TOTAL COMMON STOCKS			42,317,985

RIGHTS/WARRANTS — (0.0%)
*	Grupo Empresarial Ence SA Rights 11/26/05	18,593	30,470

TOTAL — SPAIN			42,348,455

FINLAND — (3.8%)
COMMON STOCKS — (3.8%)
	Alandsbanken AB Series B	7,790	198,116
*	Aldata Solutions Oyj	124,635	256,503
	Amanda Capital Oyj	25,870	75,268
#	Amer Group Oyj Series A	159,960	2,880,367
	Aspo Oyj	42,300	313,382
	Aspocomp Group Oyj	25,476	112,547
	Basware Oyj	7,050	91,535
*	Benefon Oyj	156,300	63,083

18

*	Biotie Therapies Oyj	39,754	27,623
	Capman Oyj Series B	12,485	40,316
	Componenta Oyj	11,200	80,371
	Comptel Oyj	149,541	283,723
	Efore Oyj	25,840	59,349
	Elcoteq Network Oyj	44,060	974,119
#	Elektrobit Group Oyj	138,920	401,192
	Elisa Oyj	7,000	132,897
*	eQ Oyj	23,900	68,844
	Etteplan Oyj	6,000	33,892
*	Evox Rifa Group Oyj	189,210	17,694
	Finnair Oyj	118,150	1,490,625
	Finnlines Oyj	78,360	1,221,548
	Fiskars Oyj AB Series A	82,728	953,969
* #	F-Secure Oyj	156,528	348,011
	HK Ruokatalo Oyj Series A	44,760	485,399
	Honkarakenne Oyj Series B	3,030	17,071
	Huhtamaki Oyj	157,100	2,408,451
	Ilkka-Yhtyma Oyj	19,360	241,669
*	Incap Oyj	11,000	23,971
*	J.W. Suominen Yhtyma Oyj	17,955	71,699
	Jaakko Poyry Group Oyj	16,810	623,074
	Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B	4,500	69,183
	KCI Konecranes International Oyj	29,900	1,325,204
	Kemira GrowHow Oyj	25,160	186,620
	Kemira Oyj	139,200	2,014,432
	Laennen Tehtaat Oyj	8,670	169,641
#	Lassila & Tikanoja Oyj	68,276	1,162,497
	Lemminkainen Oyj	16,600	552,180
	Leo Longlife Oyj	7,830	43,181
	Martela Oyj	1,060	8,780
	Metsaemarkka Oyj Series B	1,532	14,469
	M-Real Oyj Series B	132,000	630,448
	New Kyro Corp. Oyj	91,340	439,832
	Nokian Renkaat Oyj	160,500	2,087,606
	Nordic Aluminium Oyj	1,900	32,172
*	Okmetic Oyj	21,204	45,882
	Okobank Class A	101,080	1,251,155
	Olvi Oyj Series A	8,020	185,601
	Orion-Yhtyma Oyj Series A	26,000	470,226
	Orion-Yhtyma Oyj Series B	16,000	283,602
	Oy Stockmann AB Series B	53,350	2,022,864
	Perlos Oyj	82,511	801,367
	PK Cables Oyj	19,990	258,918
*	Pmj Automec Oyj	45,410	70,104
	Ponsse Oyj	12,600	296,081
*	Proha Oyj	82,532	33,939
	Raisio Group P.L.C. Series V	299,423	790,384
#	Rakentajain Koneuokrammo Oyj	10,260	126,046
	Ramirent Oyj	24,540	633,459
	Rapala VMC Oyj	36,040	254,696
	Raute Oyj Series A	4,190	69,038
	Rocla Oyj	2,900	37,419
*	Satama Interactive Oyj	70,900	87,965
	Scanfil Oyj	63,879	323,264
	Sponda Oyj	109,111	1,028,641
	SSH Communications Oyj	44,900	51,867
	Stockmann Oyj AB	35,240	1,344,420
*	Stonesoft Corp.	49,279	28,979
	SysOpen Digia Oyj	16,020	84,938
	Talentum Oyj	36,600	152,845
*	Tecnomen Holding Oyj	112,970	294,376
	Teleste Corp. Oyi	33,899	290,905
	Tieto-X Oyj	10,200	43,407
	Tulikivi Oyj	5,710	52,130
	Turkistuottajat Oyj	4,290	43,597
	Uponor Oyj Series A	129,000	2,816,753
	Vacon Oyj	14,537	290,928
	Vaisala Oyj Series A	21,200	596,020
	Viking Line AB	10,560	284,468
	Wartsila Corp. Oyj Series B	35,000	937,547
	Yit-Yhtymae Oyj	67,708	2,736,135

TOTAL — FINLAND			41,852,519

19

BELGIUM — (3.7%)
COMMON STOCKS — (3.7%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	67,862	3,806,580
* #	Arinso International NV	14,739	240,067
	Associated Weavers International	5,057	47,844
	Banque Nationale de Belgique	710	2,484,974
#	Barco NV	25,703	1,787,558
	Bekaert SA	41,401	3,266,927
	Brantano NV	2,989	162,831
#	Brederode SA	12,180	341,004
	Carrieres Unies Porphyre	45	94,934
	CFE (Compagnie Francois d’Entreprises)	2,080	1,469,142
	Cofinimmo SA	17,021	2,644,110
	Commerciale de Brasserie SA COBRHA	115	193,849
	Compagnie Maritime Belge SA	50,206	1,620,514
	Cumerio	9,586	171,106
#	Deceuninck SA	63,700	1,803,653
	D’Ieteren SA	8,210	2,134,535
	Distrigaz	57	259,741
	Dolmen Computer Applications	5,036	58,430
	Duvel Moorgat NV	5,019	188,577
*	Econocom Group SA	27,967	204,101
	Euronav SA	41,185	1,158,371
	EVS Broadcast Equipment SA	5,500	184,815
#	Exmar NV	10,515	990,849
	Floridienne NV	2,033	170,413
*	ICOS Vision Systems Corp. NV	18,618	632,984
*	Image Recognition Integrated Systems Group SA	2,582	113,480
*	Immobel (Cie Immobiliere de Belgique SA)	6,629	296,689
*	Innogenetics NV	56,493	516,342
*	Integrated Production & Test Engineering NV	8,030	35,862
*	International Brachtherapy SA	16,544	129,152
*	Ion Beam Application SA	42,233	351,427
	Ipso-Ilg SA	7,920	68,358
	Kinepolis	5,020	179,197
	Lotus Bakeries NV	792	126,059
	Melexis NV	58,750	667,542
	Neuhaus NV	870	47,014
	Nord-Sumatra Investissements SA	650	507,401
	Omega Pharma SA	54,295	2,515,328
*	Option NV	15,455	1,061,841
*	Papeteries Catala SA	315	44,566
	Picanol	16,120	264,456
	Quick Restaurants SA	24,780	663,598
*	Real Software SA	55,542	26,189
	Recticel SA	22,870	198,117
*	Resilux NV	1,754	85,050
	Rosier SA	655	103,880
	Roularta Media Group NV	9,837	588,059
*	Sait Radioholland	20,197	82,628
	Sapec SA	3,635	403,147
*	Sapec SA VVPR	75	275
#	Sioen Industries NV	21,502	208,436

	SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,685	316,944
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	669,266
*	Spector Photo Group SA	5,408	18,793
*	Systemat Datarelay SA	14,672	94,541
*	Telindus Group SA	69,046	1,212,287
	Ter Beke NV	2,281	181,753
	Tessenderlo Chemie NV	47,282	1,503,319
	Unibra SA	1,600	187,186
#	Van De Velde NV	3,266	568,803
	VPK Packaging Group SA	7,185	224,170
	Warehouses De Pauw SCA	10,753	508,484
TOTAL COMMON STOCKS			40,887,548

RIGHTS/WARRANTS — (0.0%)
*	Spector Photo Group SA Rights 12/08/05	5,408	0

TOTAL — BELGIUM			40,887,548

IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
	Abbey P.L.C.	62,626	678,471

20

*	Aminex P.L.C.	191,389	99,285
*	Ardagh P.L.C.	14,262	62,349
*	Datalex P.L.C.	164,871	132,171
	DCC P.L.C.	197,116	3,544,124
	Donegal Creameries P.L.C.	21,925	110,949
*	Dragon Oil P.L.C.	509,740	1,383,532
	FBD Holdings P.L.C.	30,323	1,204,797
	Fyffes P.L.C.	897,420	2,160,864
	Glanbia P.L.C.	390,240	1,086,844
	Grafton Group P.L.C.	284,256	2,625,196
	Greencore Group P.L.C.	445,622	1,754,144
*	Horizon Technology Group P.L.C.	61,335	72,819
	IAWS Group P.L.C.	275,215	3,865,697
	IFG Group P.L.C.	122,416	199,009
	Independent News & Media P.L.C.	645,069	1,750,670
*	Iona Technologies P.L.C.	53,750	155,214
	Irish Intercontental Group P.L.C.	44,853	507,738
*	IWP International P.L.C.	39,611	2,335
	Jurys Hotel Group P.L.C.	69,061	1,500,830
*	Kenmare Resources P.L.C.	1,417,323	866,699
	Kingspan Group P.L.C.	185,024	2,257,922
	McInerney Holdings P.L.C.	73,588	765,524
	Paddy Power P.L.C.	123,744	1,536,267
	Qualceram Shires P.L.C.	15,136	21,950
	Readymix P.L.C.	109,762	301,603
	United Drug P.L.C.	602,325	2,486,664
*	Waterford Wedgwood P.L.C.	3,152,188	204,403

TOTAL — IRELAND			31,338,070

AUSTRIA — (2.7%)
COMMON STOCKS — (2.7%)
*	Admiral Sportwetten AG	3,905	70,229
	Agrana Beteiligungs AG	4,142	375,188
	Andritz AG	27,387	2,734,736
	Austria Email AG	715	3,024
* #	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft	42,784	334,289
	Bank Fuer Kaernten und Steiermark AG	520	59,462
* #	Betandwin.com Interactive Entertainment AG	40,984	3,408,489
	Boehler-Uddeholm AG	26,152	4,255,087
	BWT AG	24,819	705,465
*	CA Immobilien Anlagen AG	134,542	3,339,606
*	Christ Water Techology AG	24,819	261,890
	Constantia-Verpackungen AG	21,263	823,403
* #	Conwert Immobilien Invest AG	54,426	908,305
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	3,191	62,727
	Flughafen Wien AG	32,850	2,087,573
	Frauenthal Holding AG	977	155,445
	Lenzing AG	3,948	801,153
	Manner (Josef) & Co. AG	870	51,286
	Mayr-Melnhof Karton AG	11,760	1,566,874
	Oberbank AG	7,077	703,240
	Palfinger AG	11,176	805,246
* #	RHI AG, Wien	65,590	1,821,026
	Rosenbauer International AG	2,134	154,670
*	S&T System Integration & Technology Distribution AG	5,233	152,716
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	638,170
*	Sparkassen Immobilien AG	42,133	422,579
	Ubm Realitaetenentwicklung AG	1,440	77,909
#	Uniqa Versicherungen AG	128,555	2,774,759
*	Wolford AG	4,900	96,762
TOTAL COMMON STOCKS			29,651,308

RIGHTS/WARRANTS — (0.0%)
*	Jenbacher AG Rights 03/31/08	7,860	0
*	Sparkassen Immobilien AG Rights 11/23/05	42,133	497
TOTAL RIGHTS/WARRANTS			497

TOTAL — AUSTRIA			29,651,805

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)

21

	Cin Corporacao Industrial do Norte SA	1,000	5,642
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	331,240
	EFACEC Capital SGPS SA	60,600	225,713
*	Fibras Sinteticas de Portugal SA	195,903	53,378
	Finibanco Holdings SGPS SA	81,326	190,169
*	Gescartao SGPS SA	28,003	412,983
	Ibersol SGPS SA	20,401	143,320
*	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,069,164
*	Investimentos Participacoes e Gestao SA Inapa	43,702	145,169
	Jeronimo Martins SGPS SA	170,757	2,457,946
	Mota-Engil SGPS SA	250,900	947,082
* #	Novabase SGPS	56,005	422,019
* #	ParaRede SGPS SA	423,662	139,857
	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	948,335
	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	472,494
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	249,198
*	Sociedade Construcoes Soares da Costa SA	19,200	29,924
#	Sociedade de Investimento e Gestao SGPS SA	160,396	1,175,019
* #	Sonaecom SGPS SA	321,175	1,432,254
*	Sporting Sociedad Desportiva de Futebol SAD	17,030	53,157
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	40,358	74,535
	Teixeira Duarte Engenharia e Construcoes SA	609,000	918,562

TOTAL — PORTUGAL			11,897,160

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (12.3%)
Repurchase Agreement, Bear Stearns & 3.95%, 12/01/05 (Collateralized by $17,189,638 U.S. STRIPS, valued at $14,963,503) to be repurchased at $14,670,105	$14,668	14,668,491

Repurchase Agreement Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $188,974,833 U.S. STRIPS, rates ranging from 0% to 6.25%, maturities ranging from 11/15/06 to 08/15/23, valued at $122,400,001) to be repurchased at $120,013,233	120,000	120,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $2,149,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,106,020) to be repurchased at $2,074,224	2,074	2,074,000
TOTAL TEMPORARY CASH INVESTMENTS		136,742,491

TOTAL INVESTMENTS - (100.0%)
(Cost $838,397,270)		$1,114,512,228

See accompanying Notes to Financial Statements.

22

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a)  Within 90 days of the filing date of this Form N-CSR, Donald J. Herrema, the registrant’s President, Chief Executive Officer and Principal Executive Officer, and Denis Taillieu, the registrant’s Treasurer, Chief Financial Officer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Herrema and Taillieu determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)  There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)  Not applicable.

(b)  A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Donald J. Herrema
Donald J. Herrema
President, Chief Executive Officer and Principal Executive Officer

Date:	March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald J. Herrema
Donald J. Herrema
President, Chief Executive Officer and Principal Executive Officer

Date:	March 1, 2006

By:	/s/ Denis Taillieu
Denis Taillieu
Treasurer, Chief Financial Officer and Principal Financial Officer

Date:	March 8, 2006

EXHIBIT INDEX

(a)(2)    Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)

(b)        Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act. (EX-99.906CERT)